Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 42.8% Value
Communications Services  2.7%
16,266 Alphabet, Inc., Class A $ 3,318,589
111,744 Alphabet, Inc., Class C 22,974,566
6,799 AMC Networks, Inc.
a
65,474
4,016 Bandwidth, Inc.
a
71,364
92,901 Cargurus, Inc.
a
3,641,719
190 Charter Communications, Inc.
a
65,643
26,353 Cogent Communications Holdings 1,985,435
83,487 Comcast Corporation 2,810,172
26,296 E.W. Scripps Company
a
49,436
338 Electronic Arts, Inc. 41,544
2,171 Entravision Communications
Corporation 4,668
10,786 Globalstar, Inc.
a
16,503
11,853 iHeartMedia, Inc.
a
26,314
2,348 Integral Ad Science Holding
Corporation
a
24,677
8,165 Iridium Communications, Inc. 234,744
3,217 Liberty Global, Ltd., Class A
a
37,028
6,359 Liberty Latin America, Ltd., Class
A
a
39,299
1,145 Liberty Media Corporation-Liberty
Live Group
a
84,261
12,701 Lumen Technologies, Inc.
a
62,743
7,688 Magnite, Inc.
a
132,234
38,416 Meta Platforms, Inc. 26,475,539
2,797 Netflix, Inc.
a
2,731,998
6,262 New York Times Company 340,027
22,854 News Corporation, Class A 642,654
1,098 Omnicom Group, Inc. 95,295
44,582 Pinterest, Inc.
a
1,469,423
22,660 QuinStreet, Inc.
a
536,136
1,362 Sinclair, Inc. 19,953
6,461 Sirius XM Holdings, Inc. 155,129
1,880 TechTarget, Inc.
a
32,016
4,331 Telephone and Data Systems, Inc. 153,101
2,965 TKO Group Holdings, Inc.
a
460,198
16,855 Trade Desk, Inc.
a
2,000,351
135,991 Verizon Communications, Inc. 5,356,685
145,811 Warner Brothers Discovery, Inc.
a
1,522,267
Total 77,677,185
Consumer Discretionary  5.2%
114 Adient plc
a
1,987
29,929 Advance Auto Parts, Inc. 1,451,557
117,805 Amazon.com, Inc.
a
27,999,892
15,510 American Axle & Manufacturing
Holdings, Inc.
a
81,117
7,604 American Eagle Outfitters, Inc. 122,729
29,095 Aptiv plc
a
1,816,110
2,135 Autoliv, Inc. 206,369
10,081 Bath & Body Works, Inc. 379,146
24,911 Best Buy Company, Inc. 2,138,858
488 Booking Holdings, Inc. 2,311,929
15,866 Boot Barn Holdings, Inc.
a
2,552,046
7,166 BorgWarner, Inc. 228,595
1,458 Bright Horizons Family Solutions,
Inc.
a
178,751
19,745 Brunswick Corporation 1,331,603
291 CarMax, Inc.
a
24,921
709 Carvana Company
a
175,463
160 Cavco Industries, Inc.
a
81,382
54,656 Champion Homes, Inc.
a
5,046,388
10,818 Chewy, Inc.
a
421,686
67,507 Chipotle Mexican Grill, Inc.
a
3,939,033
27,506 Columbia Sportswear Company 2,428,780
Shares Common Stock  42.8% Value
Consumer Discretionary  5.2% - continued
33,201 Cooper-Standard Holdings, Inc.
a
$ 511,959
4,904 Coursera, Inc.
a
37,810
7,078 Crocs, Inc.
a
722,451
14,335 D.R. Horton, Inc. 2,034,137
10,185 Dana, Inc. 162,349
469 Darden Restaurants, Inc. 91,568
16,285 Deckers Outdoor Corporation
a
2,888,308
20,688 DoorDash, Inc.
a
3,906,515
765 Dorman Products, Inc.
a
100,429
40,032 eBay, Inc. 2,701,359
1,505 Etsy, Inc.
a
82,640
13,157 Expedia Group, Inc.
a
2,249,189
497 Five Below, Inc.
a
46,609
3,797 Fox Factory Holding Corporation
a
103,734
415 Frontdoor, Inc.
a
24,850
1,309 GameStop Corporation
a
35,212
12,229 Gap, Inc. 294,352
9,108 Garmin, Ltd. 1,965,962
21,465 Gentex Corporation 556,373
4,332 Goodyear Tire & Rubber
Company
a
38,425
12,683 Grand Canyon Education, Inc.
a
2,227,642
5,348 Group 1 Automotive, Inc. 2,441,309
16,988 Hanesbrands, Inc.
a
137,943
2,436 Hasbro, Inc. 140,898
13,861 Hilton Worldwide Holdings, Inc. 3,549,386
16,294 Home Depot, Inc. 6,712,802
5,598 Installed Building Products, Inc. 1,113,106
4,598 Latham Group, Inc.
a
33,565
12,970 Laureate Education, Inc.
a
242,798
10,472 La-Z-Boy, Inc. 494,278
755 Lear Corporation 71,038
2,191 Leggett & Platt, Inc. 23,137
5,013 LKQ Corporation 187,436
14,096 Lowe's Companies, Inc. 3,665,524
8,944 Lululemon Athletica, Inc.
a
3,704,605
3,739 Mattel, Inc.
a
69,695
3,692 McDonald's Corporation 1,065,880
14,142 Modine Manufacturing Company
a
1,434,706
2,513 Mohawk Industries, Inc.
a
307,340
26,649 NIKE, Inc. 2,049,308
447 NVR, Inc.
a
3,583,232
313 OneSpaWorld Holdings, Ltd. 6,686
1,840 O'Reilly Automotive, Inc.
a
2,381,733
15,206 Patrick Industries, Inc. 1,477,111
519 Planet Fitness, Inc.
a
56,135
3,988 Pool Corporation 1,372,869
21,097 PUMA SE 662,027
61,203 Qurate Retail, Inc. 21,611
398 Ralph Lauren Corporation 99,381
2,439 Revolve Group, Inc.
a
77,024
16,628 Ross Stores, Inc. 2,503,512
4,186 Service Corporation International/
US 327,010
43,981 SharkNinja, Inc.
a
4,917,516
10,560 Solid Power, Inc.
a
14,678
106,704 Sony Group Corporation ADR 2,348,555
2,222 Stitch Fix, Inc.
a
10,466
46,784 Stoneridge, Inc.
a
241,873
900 Strategic Education, Inc. 88,407
4,754 Tapestry, Inc. 346,757
29,688 Tesla, Inc.
a
12,011,765
15,075 Texas Roadhouse, Inc. 2,730,083
276 TopBuild Corporation
a
94,580
3,033 Travel + Leisure Company 164,874

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  42.8% Value
Consumer Discretionary  5.2% - continued
450 Ulta Beauty, Inc.
a
$ 185,468
522 Vail Resorts, Inc. 88,803
2,001 Valvoline, Inc.
a
74,257
11,234 VF Corporation 291,747
1,048 Visteon Corporation
a
88,095
4,084 Wingstop, Inc. 1,216,624
65,774 Wyndham Hotels & Resorts, Inc. 6,907,585
52,901 Yum China Holding, Inc. 2,446,671
Total 147,982,104
Consumer Staples  1.7%
11,512 Altria Group, Inc. 601,272
3,658 BellRing Brands, Inc.
a
282,946
24,355 BJ's Wholesale Club Holdings,
Inc.
a
2,412,363
7,300 Casey's General Stores, Inc. 3,078,921
6,110 Celsius Holdings, Inc.
a
152,628
6,368 Colgate-Palmolive Company 552,106
558 Costco Wholesale Corporation 546,773
276,656 Coty, Inc.
a
2,027,888
25,568 e.l.f. Beauty, Inc.
a
2,554,499
30,232 J & J Snack Foods Corporation 4,148,737
16,267 J.M. Smucker Company 1,738,780
25,031 John B. Sanfilippo & Son, Inc. 1,810,742
144,442 Kenvue, Inc. 3,075,170
2,389 Keurig Dr Pepper, Inc. 76,687
962 Kimberly-Clark Corporation 125,031
28,538 Lamb Weston Holdings, Inc. 1,710,568
10,784 Lancaster Colony Corporation 1,819,692
1,115 Maplebear, Inc.
a
53,832
5,172 McCormick & Company, Inc. 399,434
59,229 Philip Morris International, Inc. 7,711,616
4,791 Procter & Gamble Company 795,258
61,874 Sysco Corporation 4,511,852
16,669 Turning Point Brands, Inc. 1,062,482
15,046 Tyson Foods, Inc. 849,949
2,209 US Foods Holding Corporation
a
156,684
21,846 Vita Coco Company, Inc.
a
817,914
56,669 Walmart, Inc. 5,562,629
Total 48,636,453
Energy  1.7%
4,701 Antero Midstream Corporation 75,404
11,718 Antero Resources Corporation
a
437,316
26,964 Archrock, Inc. 757,419
41,830 Baker Hughes Company 1,931,709
13,255 Berry Corporation 57,792
3,817 Cactus, Inc. 227,913
48,546 ConocoPhillips 4,797,801
883 Coterra Energy, Inc. 24,477
5,177 Crescent Energy Company 77,966
118,068 Devon Energy Corporation 4,026,119
1,088 DT Midstream, Inc. 109,975
126,287 Enterprise Products Partners, LP 4,123,271
15,350 EOG Resources, Inc. 1,930,876
2,289 EQT Corporation 117,014
40,822 Expand Energy Corporation 4,147,515
82,156 Exxon Mobil Corporation 8,776,725
3,397 Gulfport Energy Corporation
a
606,398
63,078 Halliburton Company 1,641,290
13,263 Hess Midstream, LP 537,284
23,712 Kinder Morgan, Inc. 651,606
2,297 Kodiak Gas Services, Inc. 107,454
28,909 Kosmos Energy, Ltd.
a
91,931
12,804 Marathon Petroleum Corporation 1,865,671
Shares Common Stock  42.8% Value
Energy  1.7% - continued
53,804 Matador Resources Company $ 3,120,632
513 Natural Gas Services Group, Inc.
a
13,425
41,365 Noble Corporation plc 1,325,748
5,441 Oceaneering International, Inc.
a
135,209
10,268 Ovintiv, Inc. 433,515
2,313 Par Pacific Holdings, Inc.
a
38,673
1,718 Phillips 66 202,501
9,184 Schlumberger NV 369,931
23,525 Shell plc ADR 1,549,121
5,178 Sitio Royalties Corporation 104,285
3,750 SM Energy Company 142,350
3,120 Solaris Energy Infrastructure, Inc. 85,145
3,138 Talos Energy, Inc.
a
31,129
178 Targa Resources Corporation 35,030
114,699 TechnipFMC plc 3,446,705
3,075 Vital Energy, Inc.
a
98,092
9,255 Williams Companies, Inc. 513,005
Total 48,765,422
Financials  6.7%
2,644 1st Source Corporation 165,832
700 Affirm Holdings, Inc.
a
42,749
15,018 Allstate Corporation 2,888,412
67,028 Ally Financial, Inc. 2,612,081
8,789 Amalgamated Financial
Corporation 307,088
6,594 American Express Company 2,093,265
32,597 American International Group, Inc. 2,401,095
6,272 Ameriprise Financial, Inc. 3,407,954
2,291 Ameris Bancorp 150,404
714 AMERISAFE, Inc. 35,714
7,235 Annaly Capital Management, Inc. 147,666
18,128 Arch Capital Group, Ltd. 1,687,173
296 Arrow Financial Corporation 7,877
3,810 Arthur J. Gallagher & Company 1,149,934
3,643 Artisan Partners Asset
Management, Inc. 162,806
15,882 Associated Banc-Corp 399,273
1,072 Assurant, Inc. 230,684
1,337 Assured Guaranty, Ltd. 126,480
743 Atlantic Union Bankshares
Corporation 28,063
78,961 AvidXchange Holdings, Inc.
a
836,987
512 Axis Capital Holdings, Ltd. 46,602
1,542 Axos Financial, Inc.
a
107,832
47 BancFirst Corporation 5,597
178,066 Bank of America Corporation 8,244,456
134 Bank of Hawaii Corporation 9,984
533 Bank of Marin Bancorp 13,469
30,713 Bank of N.T. Butterfield & Son, Ltd. 1,126,860
38,400 Bank of New York Mellon
Corporation 3,299,712
1,232 Bank OZK 62,573
1,431 BankFinancial Corporation 19,290
3,009 BankUnited, Inc. 123,700
2,159 Bar Harbor Bankshares 68,397
3,148 BCB Bancorp, Inc. 34,093
4,693 Berkshire Hathaway, Inc.
a
2,199,468
4,429 Berkshire Hills Bancorp, Inc. 130,257
2,412 Block, Inc.
a
219,058
19,519 Blue Owl Capital, Inc. 507,689
187 BOK Financial Corporation 20,649
71,477 Bridgewater Bancshares, Inc.
a
1,009,255
2,214 Brighthouse Financial, Inc.
a
136,626
6,637 Brookline Bancorp, Inc. 81,171

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  42.8% Value
Financials  6.7% - continued
7,807 Brown & Brown, Inc. $ 817,081
418 Burke & Herbert Financial Services
Corporation 26,882
2,390 Business First Bancshares, Inc. 64,506
980 Byline Bancorp, Inc. 28,753
2,692 Cadence Bank 94,758
187 Camden National Corporation 8,482
167 Capital City Bank Group, Inc. 6,161
18,192 Capital One Financial Corporation 3,705,892
11,043 Capitol Federal Financial, Inc. 65,706
5,739 Carlyle Group, Inc. 322,302
446 Cathay General Bancorp 21,181
8,989 Cboe Global Markets, Inc. 1,836,722
80,164 Charles Schwab Corporation 6,631,166
4,511 Chimera Investment Corporation 67,169
230 ChoiceOne Financial Services, Inc. 7,707
12,454 Chubb, Ltd. 3,385,994
1,305 Cincinnati Financial Corporation 178,850
4,550 Citigroup, Inc. 370,506
1,553 Citizens Financial Group, Inc. 73,876
2,495 CNB Financial Corporation 63,123
3,806 CNO Financial Group, Inc. 152,012
174 Coinbase Global, Inc.
a
50,691
2,766 Columbia Banking System, Inc. 77,171
2,154 Comerica, Inc. 145,007
2,033 Commerce Bancshares, Inc. 135,804
333 Community Financial System, Inc. 21,821
5,388 Community Trust Bancorp, Inc. 288,312
1,150 ConnectOne Bancorp, Inc. 29,141
974 Cullen/Frost Bankers, Inc. 135,776
1,667 Customers Bancorp, Inc.
a
94,986
455 CVB Financial Corporation 9,482
196 Diamond Hill Investment Group,
Inc. 29,408
16,513 Discover Financial Services 3,320,599
9,232 Donnelley Financial Solutions, Inc.
a
612,728
1,972 Eagle Bancorp, Inc. 51,686
2,865 East West Bancorp, Inc. 295,009
1,073 Eastern Bankshares, Inc. 19,700
5,823 Ellington Credit Company 38,199
633 Employers Holdings, Inc. 31,118
1,522 Enact Holdings, Inc. 51,413
1,317 Enova International, Inc.
a
147,925
2,018 Enterprise Financial Services
Corporation 120,757
312 Equitable Holdings, Inc. 16,979
1,618 Equity Bancshares, Inc. 70,545
1,597 Essent Group, Ltd. 93,025
97,987 F.N.B. Corporation 1,537,416
1,425 FactSet Research Systems, Inc. 676,034
9,308 Federal Agricultural Mortgage
Corporation 1,840,936
12,849 Federated Hermes, Inc. 511,005
3,717 Fidelity National Information
Services, Inc. 302,824
2,714 Fifth Third Bancorp 120,257
3,012 Financial Institutions, Inc. 79,426
509 First American Financial
Corporation 32,179
15,429 First Bancorp/Puerto Rico 320,306
3,535 First Bancshares, Inc. 135,567
12,223 First Busey Corporation 296,774
393 First Business Financial Services,
Inc. 20,302
1,283 First Citizens BancShares, Inc./NC 2,828,617
3,498 First Financial Bancorp 98,014
Shares Common Stock  42.8% Value
Financials  6.7% - continued
1,372 First Financial Bankshares, Inc. $ 51,121
1,389 First Financial Corporation 66,936
762 First Hawaiian, Inc. 21,046
10,182 First Horizon Corporation 222,884
1,438 First Internet Bancorp 46,836
380 First Interstate BancSystem, Inc. 12,521
2,478 First Merchants Corporation 110,122
4,130 First Mid-Illinois Bancshares, Inc. 156,651
10,656 Fiserv, Inc.
a
2,302,122
1,338 Flagstar Financial, Inc. 15,829
3,448 Flushing Financial Corporation 48,100
977 Flywire Corporation
a
18,885
17,364 Fulton Financial Corporation 353,184
58,185 Glacier Bancorp, Inc. 2,890,049
2,732 Great Southern Bancorp, Inc. 160,614
5,926 Hamilton Lane, Inc. 943,301
2,707 Hancock Whitney Corporation 161,716
4,401 Hanmi Financial Corporation 105,712
745 Hanover Insurance Group, Inc. 114,052
2,476 Hartford Financial Services Group,
Inc. 276,198
272 HBT Financial, Inc. 6,615
1,615 Heartland Financial USA, Inc. 104,442
1,546 Heritage Commerce Corporation 14,981
2,337 Home BancShares, Inc. 70,554
4,299 Hometrust Bancshares, Inc. 158,074
6,658 Hope Bancorp, Inc. 77,632
324 Horace Mann Educators
Corporation 12,516
5,248 Horizon Bancorp, Inc. 88,114
26,346 Houlihan Lokey, Inc. 4,787,595
5,376 Huntington Bancshares, Inc./OH 92,467
100 Independent Bank Corporation/MA 6,716
1,605 Independent Bank Corporation/MI 58,422
319 Interactive Brokers Group, Inc. 69,363
38,097 Intercontinental Exchange, Inc. 6,089,044
8,693 Invesco, Ltd. 167,166
376 Investar Holding Corporation 7,170
41,099 J.P. Morgan Chase & Company 10,985,763
14,325 Jack Henry & Associates, Inc. 2,493,839
13,934 Janus Henderson Group plc 626,055
8,315 Kearny Financial Corporation/MD 57,373
214,385 KeyCorp 3,854,642
15,943 Kinsale Capital Group, Inc. 7,045,849
1,093 LendingTree, Inc.
a
49,108
210 Loews Corporation 17,945
710 M&T Bank Corporation 142,880
1,189 MarketAxess Holdings, Inc. 262,329
5,693 Marsh & McLennan Companies,
Inc. 1,234,698
5,025 Mastercard, Inc. 2,791,036
2,554 Mercantile Bank Corporation 124,661
36,856 MetLife, Inc. 3,188,413
781 Metropolitan Bank Holding
Corporation
a
50,086
49,098 MGIC Investment Corporation 1,253,963
1,470 Mid Penn Bancorp, Inc. 44,276
4,052 Midland States Bancorp, Inc. 78,042
7,158 MidWestOne Financial Group, Inc. 226,408
678 Morningstar, Inc. 222,818
4,734 Mr. Cooper Group, Inc.
a
491,437
4,194 MSCI, Inc. 2,502,853
53,382 Nasdaq, Inc. 4,395,474
54 Nelnet, Inc. 5,949
379 Nicolet Bankshares, Inc. 42,497

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  42.8% Value
Financials  6.7% - continued
17,467 NMI Holdings, Inc.
a
$ 674,576
216 Northeast Community Bancorp,
Inc. 5,357
30,369 Northern Trust Corporation 3,410,135
4,163 Northfield Bancorp, Inc. 48,582
136 Northrim BanCorp, Inc. 11,578
6,749 Northwest Bancshares, Inc. 89,154
16,904 OceanFirst Financial Corporation 303,596
8,049 OFG Bancorp 343,773
4,746 Old National Bancorp 113,192
3,177 Old Republic International
Corporation 116,215
9,611 Old Second Bancorp, Inc. 180,591
5,088 OneMain Holdings, Inc. 282,588
1,877 Orrstown Financial Services, Inc. 68,210
654 Palomar Holdings, Inc.
a
70,547
60 Park National Corporation 10,183
1,050 Paymentus Holdings, Inc.
a
33,558
26,490 PayPal Holdings, Inc.
a
2,346,484
1,196 PCB Bancorp 23,071
2,897 Peoples Bancorp, Inc./OH 94,587
1,311 Pinnacle Financial Partners, Inc. 163,573
543 PNC Financial Services Group,
Inc. 109,116
4,988 Popular, Inc. 513,465
1,210 Principal Financial Group, Inc. 99,765
8,176 Progressive Corporation 2,014,893
21,562 Prosperity Bancshares, Inc. 1,724,960
7,963 Provident Financial Services, Inc. 147,873
1,655 Prudential Financial, Inc. 199,858
39,836 Radian Group, Inc. 1,355,221
3,352 Regions Financial Corporation 82,593
352 Reinsurance Group of America,
Inc. 80,207
2,767 Renasant Corporation 107,581
6,537 Rithm Capital Corporation 75,241
41,528 RLI Corporation 3,046,079
26,417 Robinhood Markets, Inc.
a
1,372,363
2,252 S&P Global, Inc. 1,174,215
11,816 SEI Investments Company 1,023,029
589 ServisFirst Bancshares, Inc. 53,405
2,006 Shore Bancshares, Inc. 32,798
542 Sierra Bancorp 16,336
476 Simmons First National
Corporation 10,815
503 Southern Missouri Bancorp, Inc. 29,768
1,147 Southside Bancshares, Inc. 36,050
1,701 SouthState Corporation 179,609
645 Stellar Bancorp, Inc. 18,318
4,170 StepStone Group, Inc. 267,214
495 Stifel Financial Corporation 57,346
4,208 Synovus Financial Corporation 237,415
343 Texas Capital Bancshares, Inc.
a
27,080
5,919 TPG RE Finance Trust, Inc. 49,779
30,153 TPG, Inc. 2,027,789
37,034 Tradeweb Markets, Inc. 4,699,615
44,604 Triumph Financial, Inc.
a
3,437,184
7,073 Truist Financial Corporation 336,816
2,244 TrustCo Bank Corporation NY 72,167
9,727 Trustmark Corporation 364,763
1,917 U.S. Bancorp 91,594
536 UMB Financial Corporation 63,194
1,669 United Bankshares, Inc. 64,257
1,003 United Community Banks, Inc. 33,270
564 Unity Bancorp, Inc. 27,269
Shares Common Stock  42.8% Value
Financials  6.7% - continued
2,333 Univest Financial Corporation $ 70,900
4,483 Unum Group 341,829
3,852 Valley National Bancorp 39,599
2,949 Veritex Holdings, Inc. 79,033
292 Virtu Financial, Inc. 11,698
21,283 Visa, Inc. 7,274,529
1,859 WaFd, Inc. 55,175
295 Walker & Dunlop, Inc. 28,341
2,975 Webster Financial Corporation 179,214
129,417 Wells Fargo & Company 10,198,060
2,534 WesBanco, Inc. 88,791
2,517 Westamerica Bancorporation 130,280
46,060 Western Alliance Bancorp 4,047,292
28,193 Western Union Company 290,952
253 Willis Towers Watson plc 83,380
1,053 Wintrust Financial Corporation 137,743
326 WSFS Financial Corporation 18,256
33,999 Zions Bancorp NA 1,967,182
Total 189,833,301
Health Care  5.0%
17,625 Abbott Laboratories 2,254,766
573 AbbVie, Inc. 105,375
1,987 ACELYRIN, Inc.
a
3,914
604 ADMA Biologics, Inc.
a
9,755
21,177 Agilent Technologies, Inc. 3,208,739
1,303 Agios Pharmaceuticals, Inc.
a
44,810
3,417 Align Technology, Inc.
a
748,699
10,328 Amgen, Inc. 2,947,818
4,147 Amicus Therapeutics, Inc.
a
39,728
1,216 Anika Therapeutics, Inc.
a
20,745
2,880 Argenx SE ADR
a
1,886,774
323 Arvinas, Inc.
a
5,688
765 Astria Therapeutics, Inc.
a
6,013
74,775 Avantor, Inc.
a
1,665,987
930 Biogen, Inc.
a
133,855
5,173 Bio-Techne Corporation 380,474
24,732 Boston Scientific Corporation
a
2,531,568
512 Bruker Corporation 29,773
7,125 Cabaletta Bio, Inc.
a
17,029
4,323 CareDx, Inc.
a
100,726
20,502 Caribou Biosciences, Inc.
a
29,318
6,257 Cencora, Inc. 1,590,592
3,287 Centene Corporation
a
210,467
8,380 Certara, Inc.
a
119,247
368 Charles River Laboratories
International, Inc.
a
60,632
2,381 Chemed Corporation 1,338,122
8,537 Cigna Group 2,511,671
41,128 Concentra Group Holdings Parent,
Inc. 958,694
5,386 Cooper Companies, Inc.
a
520,018
2,883 CryoPort, Inc.
a
21,738
23,468 Danaher Corporation 5,227,262
2,789 Definitive Healthcare Corporation
a
13,555
5,073 Denali Therapeutics, Inc.
a
118,201
11,908 Dentsply Sirona, Inc. 235,302
21,958 Dexcom, Inc.
a
1,906,613
1,492 Doximity, Inc.
a
88,177
4,565 Editas Medicine, Inc.
a
5,980
13,911 Edwards Lifesciences Corporation
a
1,007,852
17,568 Elanco Animal Health, Inc.
a
211,343
10,701 Eli Lilly & Company 8,679,367
6,411 Enanta Pharmaceuticals, Inc.
a
32,760
39,856 Encompass Health Corporation 3,956,505

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  42.8% Value
Health Care  5.0% - continued
12,416 Exact Sciences Corporation
a
$ 695,917
433 Exelixis, Inc.
a
14,354
6,677 Fate Therapeutics, Inc.
a
8,680
4,182 Fortrea Holdings, Inc.
a
70,299
37,643 Gilead Sciences, Inc. 3,658,900
43,483 Globus Medical, Inc.
a
4,031,744
6,615 GoodRx Holdings, Inc.
a
31,554
41,218 Haemonetics Corporation
a
2,846,103
21,957 HealthEquity, Inc.
a
2,424,492
4,295 Humana, Inc. 1,259,423
8,054 IDEXX Laboratories, Inc.
a
3,399,191
261 Illumina, Inc.
a
34,645
1,728 Incyte Corporation
a
128,149
8,200 Inspire Medical Systems, Inc.
a
1,586,700
2,256 Insulet Corporation
a
628,025
3,159 Integra LifeSciences Holdings
Corporation
a
82,450
4,814 Intellia Therapeutics, Inc.
a
49,680
5,755 Intuitive Surgical, Inc.
a
3,291,169
1,347 IQVIA Holding, Inc.
a
271,232
3,671 iTeos Therapeutics, Inc.
a
27,679
40,476 Johnson & Johnson 6,158,423
2,149 Kura Oncology, Inc.
a
16,999
11,027 Labcorp Holdings, Inc. 2,754,545
62 Ligand Pharmaceuticals, Inc.
a
7,226
3,011 Medpace Holdings, Inc.
a
1,051,291
37,587 Medtronic plc 3,413,651
41,625 Merck & Company, Inc. 4,113,383
1,358 Mettler-Toledo International, Inc.
a
1,852,910
2,012 Myriad Genetics, Inc.
a
25,492
11,898 Natera, Inc.
a
2,104,994
9,009 Neurocrine Biosciences, Inc.
a
1,367,746
7,739 Nkarta, Inc.
a
18,109
1,139 Novocure, Ltd.
a
27,928
15,278 Penumbra, Inc.
a
4,078,768
405 Phibro Animal Health Corporation 8,833
944 Prestige Consumer Healthcare,
Inc.
a
72,471
76,647 Progyny, Inc.
a
1,775,911
2,887 Prothena Corporation plc
a
41,082
457 PTC Therapeutics, Inc.
a
20,967
4,073 QIAGEN NV 181,819
889 Quest Diagnostics, Inc. 144,996
2,335 Regeneron Pharmaceuticals, Inc.
a
1,571,408
12,437 Relay Therapeutics, Inc.
a
55,593
27,780 Repligen Corporation
a
4,617,314
48 Revvity, Inc. 6,054
4,002 Rocket Pharmaceuticals, Inc.
a
42,981
40,814 Royalty Pharma plc 1,288,906
33,981 RxSight, Inc.
a
1,150,936
61,059 Sanofi SA ADR 3,317,946
6,892 Sarepta Therapeutics, Inc.
a
783,758
77,942 scPharmaceuticals, Inc.
a
258,767
3,847 STERIS plc 848,841
106,251 Stevanato Group SPA 2,381,085
3,247 Stryker Corporation 1,270,519
16,809 Sutro Biopharma, Inc.
a
32,273
974 Teleflex, Inc. 175,554
1,708 Tenet Healthcare Corporation
a
240,640
3,966 Thermo Fisher Scientific, Inc. 2,370,677
58,568 Twist Bioscience Corporation
a
3,067,206
2,420 United Therapeutics Corporation
a
849,831
15,778 UnitedHealth Group, Inc. 8,559,407
512 Veeva Systems, Inc.
a
119,429
21,095 Vericel Corporation
a
1,234,901
Shares Common Stock  42.8% Value
Health Care  5.0% - continued
4,449 Vertex Pharmaceuticals, Inc.
a
$ 2,054,014
5,645 Viatris, Inc. 63,676
82,667 Viemed Healthcare, Inc.
a
677,043
2,366 Waters Corporation
a
983,026
2,183 Waystar Holding Corporation
a
87,735
4,238 West Pharmaceutical Services,
Inc. 1,447,489
5,158 Xencor, Inc.
a
94,288
2,288 Xenon Pharmaceuticals, Inc.
a
91,474
5,280 Zentalis Pharmaceuticals, Inc.
a
9,187
28,754 Zimmer Biomet Holdings, Inc. 3,147,988
13,857 Zoetis, Inc. 2,368,161
Total 144,031,689
Industrials  6.1%
3,512 A.O. Smith Corporation 236,358
2,405 AAR Corporation
a
162,963
9,392 Advanced Drainage Systems, Inc. 1,135,587
14,205 AECOM 1,497,775
41,888 Air Lease Corporation 1,935,226
737 Alaska Air Group, Inc.
a
53,985
1,840 Allison Transmission Holdings, Inc. 216,274
52,987 Amentum Holdings, Inc.
a
1,111,137
11,854 AMETEK, Inc. 2,187,774
839 Applied Industrial Technologies,
Inc. 218,165
1,614 Arcosa, Inc. 163,498
106 Argan, Inc. 14,501
6,055 Armstrong World Industries, Inc. 914,366
4,580 Array Technologies, Inc.
a
33,571
21,269 Atmus Filtration Technologies, Inc. 889,470
7,208 Automatic Data Processing, Inc. 2,184,096
1,819 Axon Enterprise, Inc.
a
1,186,315
6,493 AZEK Company, Inc.
a
332,636
107,070 Badger Infrastructure Solutions,
Ltd. 2,910,011
43,256 Barrett Business Services, Inc. 1,874,283
9,487 Beacon Roofing Supply, Inc.
a
1,122,692
1,201 Bloom Energy Corporation
a,b
28,320
8,678 Brady Corporation 646,424
36,865 BWX Technologies, Inc. 4,163,164
9 CACI International, Inc.
a
3,476
7,744 Casella Waste Systems, Inc.
a
832,790
10,622 Caterpillar, Inc. 3,945,436
42,711 CECO Environmental Corporation
a
1,209,576
6,708 Clean Harbors, Inc.
a
1,562,964
255,658 CNH Industrial NV 3,292,875
954 CSG Systems International, Inc. 56,086
180 CSW Industrials, Inc. 59,366
147,504 CSX Corporation 4,848,456
558 Cummins, Inc. 198,788
1,636 Curtiss-Wright Corporation 567,594
29,161 Dayforce, Inc.
a
2,062,849
58,614 Delta Air Lines, Inc. 3,942,964
2,317 DNOW, Inc.
a
34,477
29 Dover Corporation 5,907
3,322 EMCOR Group, Inc. 1,488,455
2,272 Energy Recovery, Inc.
a
32,580
52,946 Enerpac Tool Group Corporation 2,392,630
97 ESCO Technologies, Inc. 12,876
106,999 ExlService Holdings, Inc.
a
5,377,770
8,797 Expeditors International of
Washington, Inc. 999,163
78,006 Fastenal Company 5,713,159
12,085 Ferguson Enterprises, Inc. 2,188,835

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  42.8% Value
Industrials  6.1% - continued
82,068 Flowserve Corporation $ 5,139,098
3,639 Fortive Corporation 295,960
3,755 Frontier Group Holdings, Inc.
a
31,655
63,192 Gates Industrial Corporation plc
a
1,307,442
11,273 General Dynamics Corporation 2,896,936
13,552 Graco, Inc. 1,140,672
11,654 Great Lakes Dredge & Dock
Corporation
a
128,077
674 Griffon Corporation 51,069
66,598 Helios Technologies, Inc. 2,970,937
432 Herc Holdings, Inc. 88,111
21,182 Hexcel Corporation 1,381,066
17,857 Honeywell International, Inc. 3,994,968
40,152 Howmet Aerospace, Inc. 5,082,440
6,019 Hudson Technologies, Inc.
a
34,910
94 Huron Consulting Group, Inc.
a
11,917
1,553 IDEX Corporation 348,353
5,600 IES Holdings, Inc.
a
1,239,168
13,223 Ingersoll Rand, Inc. 1,240,317
3,186 ITT Corporation 481,150
18,040 Jacobs Solutions, Inc. 2,527,945
24,511 JB Hunt Transport Services, Inc. 4,196,773
2,463 Kirby Corporation
a
268,836
33,456 Knight-Swift Transportation
Holdings, Inc. 1,910,003
38,263 Korn Ferry 2,706,342
3,664 Kratos Defense & Security
Solutions, Inc.
a
122,268
13,091 L3Harris Technologies, Inc. 2,775,423
13,410 Landstar System, Inc. 2,208,091
8,557 Leidos Holdings, Inc. 1,215,351
5,217 Lincoln Electric Holdings, Inc. 1,037,035
248 Lindsay Corporation 33,279
1,504 ManpowerGroup, Inc. 90,571
5,207 Masco Corporation 412,811
183,326 Masterbrand, Inc.
a
3,175,206
377 McGrath RentCorp 46,247
13,362 Miller Industries, Inc. 881,491
14,578 Moog, Inc. 2,648,239
18,475 Mueller Water Products, Inc. 424,925
23,213 nVent Electric plc 1,510,934
26,385 Old Dominion Freight Line, Inc. 4,897,320
1,784 Otis Worldwide Corporation 170,229
3,722 Owens Corning, Inc. 686,895
1,831 PACCAR, Inc. 203,021
2,290 Parker-Hannifin Corporation 1,619,145
1,025 Paylocity Holding Corporation
a
210,658
10,239 Pentair plc 1,061,580
5,254 Quanta Services, Inc. 1,616,183
8,636 Regal Rexnord Corporation 1,370,792
854 Republic Services, Inc. 185,207
26,216 Robert Half, Inc. 1,698,535
9,965 Rockwell Automation, Inc. 2,774,555
393 Rush Enterprises, Inc. 23,875
558 Ryder System, Inc. 88,951
4,553 Saia, Inc.
a
2,185,941
55,399 Schneider National, Inc. 1,648,120
16,323 Shoals Technologies Group, Inc.
a
78,024
2,582 SkyWest, Inc.
a
312,215
33,104 Southwest Airlines Company 1,016,624
1,303 SS&C Technologies Holdings, Inc. 105,478
4,391 Stanley Black & Decker, Inc. 386,715
46,339 Timken Company 3,719,632
7,765 Trane Technologies plc 2,816,754
164 TransDigm Group, Inc. 221,948
Shares Common Stock  42.8% Value
Industrials  6.1% - continued
16,025 TransUnion $ 1,590,481
56,198 Uber Technologies, Inc.
a
3,756,836
18,438 UFP Industries, Inc. 2,132,355
1,018 UL Solutions, Inc. 54,880
970 Union Pacific Corporation 240,356
18,467 United Airlines Holdings, Inc.
a
1,954,547
21,566 United Parcel Service, Inc. 2,463,484
2,976 United Rentals, Inc. 2,255,987
7,570 Verisk Analytics, Inc. 2,175,921
3,636 Verra Mobility Corporation
a
95,954
848 Wabtec Corporation 176,316
10,015 Waste Connections, Inc. 1,840,457
1,675 Waste Management, Inc. 368,936
2,675 Watsco, Inc. 1,280,228
58,553 WNS Holdings, Ltd.
a
3,586,371
Total 175,175,185
Information Technology  9.3%
937 Adobe, Inc.
a
409,891
20,152 Advanced Micro Devices, Inc.
a
2,336,624
12,716 Agilysys, Inc.
a
1,147,238
1,569 Ambarella, Inc.
a
120,374
73,456 Amphenol Corporation 5,199,216
135,225 Apple, Inc. 31,913,100
16,044 Applied Materials, Inc. 2,893,535
28,532 Arista Networks, Inc.
a
3,287,742
24,216 ASGN, Inc.
a
2,136,093
439 Astera Labs, Inc.
a
44,523
744 Atlassian Corporation
a
228,244
11,754 Autodesk, Inc.
a
3,659,490
2,624 BILL Holdings, Inc.
a
253,925
44,740 Broadcom, Inc. 9,899,620
11,499 CDW Corporation 2,289,911
1,945 Cerence, Inc.
a
24,235
30,939 Ciena Corporation
a
2,696,024
98,890 Cisco Systems, Inc. 5,992,734
3,436 Clearwater Analytics Holdings,
Inc.
a
96,758
1,277 Coherent Corporation
a
115,556
62,456 Cohu, Inc.
a
1,430,867
1,363 CommVault Systems, Inc.
a
217,071
475 Consensus Cloud Solutions, Inc.
a
13,452
2,651 Credo Technology Group Holding,
Ltd.
a
185,623
3,990 CrowdStrike Holdings, Inc.
a
1,588,299
8,405 CyberArk Software, Ltd.
a
3,118,087
8,774 Datadog, Inc.
a
1,252,138
9,146 Descartes Systems Group, Inc.
a
1,059,381
28,557 DocuSign, Inc.
a
2,762,319
3,956 Dolby Laboratories, Inc. 331,236
27,703 Dynatrace Holdings, LLC
a
1,599,848
861 Elastic NV
a
96,931
1,692 Enphase Energy, Inc.
a
105,378
1,185 F5, Inc.
a
352,253
13,209 Fabrinet
a
2,855,918
784 Fair Isaac Corporation
a
1,468,871
642 FARO Technologies, Inc.
a
20,364
222 First Solar, Inc.
a
37,189
7,752 Flex, Ltd.
a
322,871
18,787 Fortinet, Inc.
a
1,895,233
14,581 Freshworks, Inc.
a
271,207
3,143 Gartner, Inc.
a
1,706,115
46,861 Gitlab, Inc.
a
3,409,606
6,213 Globant SA
a
1,325,357
22,729 Guidewire Software, Inc.
a
4,801,956

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  42.8% Value
Information Technology  9.3% - continued
3,063 HubSpot, Inc.
a
$ 2,387,700
7,965 Impinj, Inc.
a
1,010,679
30,561 International Business Machines
Corporation 7,814,448
816 IPG Photonics Corporation
a
59,837
1,314 Itron, Inc.
a
141,071
113,511 JFrog, Ltd.
a
3,945,642
2,782 Keysight Technologies, Inc.
a
496,170
43,181 Lattice Semiconductor
Corporation
a
2,462,181
12,020 Littelfuse, Inc. 2,865,087
260 MACOM Technology Solutions
Holdings, Inc.
a
34,385
14,359 Marvell Technology, Inc. 1,620,557
82,006 Microsoft Corporation 34,037,410
599 MicroStrategy, Inc.
a
200,539
551 Mirion Technologies, Inc.
a
8,728
9,708 MongoDB, Inc.
a
2,653,391
49 Monolithic Power Systems, Inc. 31,231
4,677 Motorola Solutions, Inc. 2,194,682
3,470 Napco Security Technologies, Inc. 127,349
1,158 nCino, Inc.
a
39,384
6,676 NetApp, Inc. 815,140
255,931 NVIDIA Corporation 30,729,635
1,393 Okta, Inc.
a
131,248
2,506 Olo, Inc.
a
18,494
18,695 ON Semiconductor Corporation
a
978,496
17,245 Onto Innovation, Inc.
a
3,531,086
3,984 Oracle Corporation 677,519
7,399 Palantir Technologies, Inc.
a
610,344
29,708 PDF Solutions, Inc.
a
827,665
26,666 Pegasystems, Inc. 2,887,661
6,627 Plexus Corporation
a
939,112
377 Procore Technologies, Inc.
a
29,994
10,191 PTC, Inc.
a
1,971,755
3,476 Q2 Holdings, Inc.
a
330,811
18,761 Qorvo, Inc.
a
1,556,788
45,101 QUALCOMM, Inc. 7,799,316
19,181 Salesforce, Inc. 6,554,148
89,367 Samsung Electronics Company,
Ltd. 3,191,628
6,898 ServiceNow, Inc.
a
7,024,785
11,061 Silicon Laboratories, Inc.
a
1,499,761
3,105 SolarWinds Corporation 46,202
302 Super Micro Computer, Inc.
a
8,613
16,313 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 3,414,637
24,806 TD SYNNEX Corporation 3,535,103
2,516 TE Connectivity plc 372,293
1,167 Teledyne Technologies, Inc.
a
596,722
2,013 Tenable Holdings, Inc.
a
86,740
80,908 Trimble, Inc.
a
6,064,864
135,539 TTM Technologies, Inc.
a
3,332,904
3,027 Tyler Technologies, Inc.
a
1,821,164
943 Unity Software, Inc.
a
20,935
5,165 Universal Display Corporation 774,337
67,577 Varonis Systems, Inc.
a
3,065,293
5,583 VeriSign, Inc.
a
1,200,345
548 Vontier Corporation 21,125
11,830 Workiva, Inc.
a
1,161,943
962 Xerox Holdings Corporation 8,215
Total 266,739,695
Shares Common Stock  42.8% Value
Materials  1.5%
9,074 Albemarle Corporation
b
$ 763,940
1,522 Alcoa Corporation 53,757
2,057 Allegheny Technologies, Inc.
a
117,434
1,472 AptarGroup, Inc. 231,325
4,162 Aspen Aerogels, Inc.
a
48,654
5,040 Avient Corporation 216,216
24,394 Axalta Coating Systems, Ltd.
a
876,720
852 Balchem Corporation 136,286
13,216 Ball Corporation 736,131
7,399 Celanese Corporation 525,625
38,260 CF Industries Holdings, Inc. 3,527,955
12,066 Chemours Company 229,133
80,541 Constellium SE
a
799,772
37,644 Corteva, Inc. 2,457,024
23,305 DuPont de Nemours, Inc. 1,789,824
774 Eagle Materials, Inc. 198,717
27,704 Eastman Chemical Company 2,760,704
14,008 Ecolab, Inc. 3,504,661
11,474 Element Solutions, Inc. 296,144
9,000 FMC Corporation 502,020
21,599 Greif, Inc. 1,322,291
18,954 Hecla Mining Company 107,659
1,394 Huntsman Corporation 23,461
30,295 Ingevity Corporation
a
1,373,878
1,385 Innospec, Inc. 156,990
256 International Flavors & Fragrances,
Inc. 22,295
98,418 Ivanhoe Mines, Ltd.
a
1,057,078
1,993 Kaiser Aluminum Corporation 139,510
1,647 Knife River Corporation
a
170,596
1,496 Koppers Holdings, Inc. 44,521
5,086 Linde plc 2,268,966
357 LyondellBasell Industries NV 27,025
3,639 Magnera Corporation
a
67,904
2,585 Martin Marietta Materials, Inc. 1,406,550
2,061 Minerals Technologies, Inc. 158,058
11,599 Mosaic Company 323,496
24,932 Nucor Corporation 3,202,017
2,822 O-I Glass, Inc.
a
33,695
56,471 Olin Corporation 1,654,036
1,585 Orion SA 22,111
2,624 Packaging Corporation of America 558,020
1,187 PPG Industries, Inc. 136,956
1,849 Radius Recycling, Inc. 22,206
827 Ranpak Holdings Corporation
a
6,054
4,111 Royal Gold, Inc. 574,800
9,135 RPM International, Inc. 1,156,491
3,021 Sealed Air Corporation 105,221
2,194 Sensient Technologies Corporation 165,669
3,908 Sonoco Products Company 186,177
18,651 Steel Dynamics, Inc. 2,391,058
837 Stepan Company 53,057
8,683 Trinseo plc 35,948
206,027 Tronox Holdings plc 2,115,897
2,388 United States Lime & Minerals, Inc. 264,065
4,867 United States Steel Corporation 179,349
1,928 Vulcan Materials Company 528,561
21,743 West Fraser Timber Company, Ltd. 1,886,858
Total 43,720,566
Real Estate  1.5%
28,622 Agree Realty Corporation 2,077,099
8,534 Alexandria Real Estate Equities,
Inc. 830,785
1,446 Alpine Income Property Trust, Inc. 24,380

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  42.8% Value
Real Estate  1.5% - continued
2,197 American Assets Trust, Inc. $ 53,343
5,809 AvalonBay Communities, Inc. 1,286,752
12,571 Brixmor Property Group, Inc. 327,600
23,564 Broadstone Net Lease, Inc. 370,897
29,178 CBRE Group, Inc.
a
4,223,224
10,629 Chatham Lodging Trust 92,897
15,635 Compass, Inc.
a
113,354
19,375 CoStar Group, Inc.
a
1,484,125
29,005 Crown Castle, Inc. 2,589,566
7,633 CTO Realty Growth, Inc. 149,836
8,466 Curbline Properties Corporation 207,163
123,681 Cushman and Wakefield plc
a
1,705,561
13,699 Douglas Elliman, Inc.
a
24,384
431 EastGroup Properties, Inc. 73,106
9,905 EPR Properties 456,620
1,355 Equinix, Inc. 1,238,009
92,718 Essential Properties Realty Trust,
Inc. 2,976,248
859 Essex Property Trust, Inc. 244,446
5,153 Extra Space Storage, Inc. 793,562
13,986 First Industrial Realty Trust, Inc. 746,713
4,430 Getty Realty Corporation 137,374
10,725 Global Net Lease, Inc. 77,113
130,678 Healthcare Realty Trust, Inc. 2,188,857
2,517 Host Hotels & Resorts, Inc. 42,059
1,805 Howard Hughes Holdings, Inc.
a
137,848
7,804 Independence Realty Trust, Inc. 149,915
16,973 Industrial Logistics Properties Trust 67,383
2,592 Innovative Industrial Properties,
Inc. 185,795
11,018 InvenTrust Properties Corporation 327,675
2,896 Invitation Homes, Inc. 90,210
2,094 Medical Properties Trust, Inc. 9,821
79,907 National Storage Affiliates Trust 2,968,545
16,820 NetSTREIT Corporation 243,554
53,880 Outfront Media, Inc. 991,392
2,068 Park Hotels & Resorts, Inc. 27,897
18,206 Pebblebrook Hotel Trust 239,045
1,089 RE/MAX Holdings, Inc.
a
10,868
8,825 Rexford Industrial Realty, Inc. 358,825
94,735 RLJ Lodging Trust 923,666
1,325 RMR Group, Inc. 24,738
861 Ryman Hospitality Properties 90,267
138,314 Sabra Health Care REIT, Inc. 2,311,227
1,966 Safehold, Inc. 31,869
10,147 SBA Communications Corporation 2,004,641
6,413 Sila Realty Trust, Inc. 159,427
32,805 STAG Industrial, Inc. 1,121,275
23,690 Tanger, Inc. 777,506
39,153 Terreno Realty Corporation 2,561,389
83,114 Uniti Group, Inc. 452,971
217 Universal Health Realty Income
Trust 8,472
7,882 Zillow Group, Inc., Class A
a
624,254
12,424 Zillow Group, Inc., Class C
a
1,021,501
Total 42,457,049
Utilities  1.4%
67,051 AES Corporation 737,561
24,452 Alliant Energy Corporation 1,439,734
430 American States Water Company 32,035
5,049 American Water Works Company,
Inc. 629,307
330 Artesian Resources Corporation 10,230
4,214 Black Hills Corporation 247,488
Shares Common Stock  42.8% Value
Utilities  1.4% - continued
5,617 Brookfield Infrastructure
Corporation $ 234,341
3,091 California Water Service Group 139,991
45,343 CenterPoint Energy, Inc. 1,476,822
14,442 Clearway Energy, Inc., Class A 354,262
20,405 Clearway Energy, Inc., Class C 529,102
11,030 Constellation Energy Corporation 3,308,779
40,047 Duke Energy Corporation 4,484,864
1,296 Edison International 69,984
64,474 Entergy Corporation 5,227,552
7,181 Essential Utilities, Inc. 254,782
4,505 Eversource Energy 259,848
18,777 Hawaiian Electric Industries, Inc.
a
171,622
39,337 NiSource, Inc. 1,467,270
12,058 Northwestern Energy Group, Inc. 650,047
24,960 Portland General Electric
Company 1,026,854
37,643 Public Service Enterprise Group,
Inc. 3,144,696
16,230 Spire, Inc. 1,151,681
139,393 UGI Corporation 4,283,547
29,816 Vistra Energy Corporation 5,009,982
25,054 Xcel Energy, Inc. 1,683,629
54,112 XPLR Infrastructure, LP 570,341
Total 38,596,351
Total Common Stock
(cost $925,996,848) 1,223,615,000
Shares
Registered Investment
Companies   37.8% Value
U.S. Affiliated   37.3%
5,510,827 Thrivent Core Emerging Markets
Equity Fund 51,746,666
8,943,952 Thrivent Core International Equity
Fund 95,610,846
173,605 Thrivent Core Low Volatility Equity
Fund 1,998,190
6,218,086 Thrivent Core Mid Cap Value Fund 69,207,297
3,041,993 Thrivent Core Small Cap Value
Fund 33,340,241
2,369,353 Thrivent Global Stock Fund, Class
S 66,199,733
15,443,011 Thrivent International Allocation
Fund, Class S 166,166,799
11,027,606 Thrivent Large Cap Growth Fund,
Class S 245,695,067
4,426,153 Thrivent Large Cap Value Fund,
Class S 134,510,775
3,696,978 Thrivent Mid Cap Stock Fund,
Class S 138,710,626
1,896,571 Thrivent Small Cap Stock Fund,
Class S 62,150,636
Total 1,065,336,876
U.S. Unaffiliated   0.5%
2,196 Invesco QQQ Trust Series 1 1,146,949
10,441 iShares U.S. Regional Banks ETF 554,835
15,702 SPDR S&P 500 ETF Trust 9,449,778
19,771 SPDR S&P Biotech ETF 1,832,178
1,735 SPDR S&P Oil & Gas Exploration
ETF 232,767
4,558 SPDR S&P Regional Banking ETF 292,441

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  37.8% Value
U.S. Unaffiliated   0.5%  - continued
8,949 SPDR S&P Software & Services
ETF $ 1,739,328
Total 15,248,276
Total Registered Investment
Companies (cost $755,974,298) 1,080,585,152
Principal
Amount Long-Term Fixed Income 3.9% Value
Commercial Mortgage-Backed
Securities  <0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 175,000
5.180%,  3/25/2029, Ser.
K520, Class A2
c
178,171
Total 178,171
Mortgage-Backed Securities  2.1%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
555,964 2.000%,  5/1/2051 439,597
862,915 2.500%,  5/1/2051 711,525
776,168 3.500%,  5/1/2052 689,896
597,470 4.000%,  5/1/2052 549,507
182,530 5.000%,  7/1/2053 177,389
1,390,947 5.500%,  7/1/2053 1,384,005
850,002 5.000%,  8/1/2053 828,331
1,906,413 5.500%,  9/1/2053 1,904,029
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
170,199 2.500%,  7/1/2030 162,200
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
503,481 3.000%,  8/1/2038 470,732
642,626 3.500%,  5/1/2040 598,157
436,692 2.500%,  4/1/2042 373,625
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
789,667 3.000%,  1/1/2052 677,885
197,184 2.000%,  2/1/2051 155,957
113,799 2.000%,  2/1/2051 90,006
641,227 2.500%,  2/1/2051 529,733
502,248 2.500%,  2/1/2051 409,971
1,318,686 2.000%,  3/1/2051 1,034,100
1,704,499 4.000%,  3/1/2051 1,577,243
267,068 2.000%,  3/1/2052 210,787
858,332 3.000%,  3/1/2052 732,128
502,179 3.000%,  4/1/2051 430,950
539,388 3.000%,  5/1/2050 465,035
234,294 2.000%,  5/1/2051 184,249
409,513 3.000%,  5/1/2051 354,944
1,116,287 2.000%,  6/1/2050 878,141
346,180 3.000%,  6/1/2050 302,138
410,050 4.000%,  6/1/2052 375,740
140,182 5.000%,  6/1/2053 136,365
692,459 2.500%,  7/1/2051 575,825
528,766 3.500%,  7/1/2051 473,051
1,127,360 4.000%,  7/1/2052 1,033,033
Principal
Amount Long-Term Fixed Income  3.9% Value
Mortgage-Backed Securities  2.1% - continued
$ 577,233 3.500%,  8/1/2050 $ 517,688
786,862 3.500%,  8/1/2052 697,623
3,408,377 4.500%,  8/1/2052 3,211,944
1,140,157 5.000%,  8/1/2053 1,109,114
1,172,588 6.000%,  8/1/2054 1,201,137
198,821 3.500%,  9/1/2052 177,480
387,166 3.500%,  9/1/2052 345,546
905,672 5.000%,  9/1/2052 877,679
1,039,841 4.500%,  9/1/2053 983,690
2,839,859 4.500%,  9/1/2053 2,679,510
1,014,505 4.000%,  10/1/2052 929,723
228,319 2.000%,  11/1/2051 180,322
292,717 3.500%,  11/1/2052 262,050
962,626 2.000%,  12/1/2050 756,816
813,806 2.500%,  12/1/2051 670,371
1,144,634 4.500%,  12/1/2052 1,083,942
9,725,000 5.500%,  2/1/2041
d
9,603,954
3,000,000 5.000%,  2/1/2042
d
2,896,767
6,000,000 6.000%,  2/1/2042
d
6,040,766
4,900,000 3.000%,  2/1/2048
d
4,166,651
250,000 3.500%,  2/1/2049
d
221,191
2,925,000 4.500%,  2/1/2049
d
2,752,471
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
459,020 2.500%,  3/1/2062 363,694
309,314 3.500%,  7/1/2061 268,814
513,277 4.000%,  12/1/2061 465,877
Total 61,381,094
U.S. Government & Agencies  1.8%
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,044,063
3,850,000 4.000%,  11/15/2052 3,351,606
190,000 5.250%,  11/15/2028 196,234
3,240,000 1.375%,  11/15/2040 2,015,888
2,291,000 2.500%,  5/15/2046 1,566,382
U.S. Treasury Notes
1,000,000 5.000%,  9/30/2025 1,004,406
540,000 2.625%,  1/31/2026 531,473
4,295,000 2.500%,  2/28/2026 4,217,195
5,700,000 4.625%,  2/28/2026 5,721,286
2,400,000 4.500%,  3/31/2026 2,406,750
1,900,000 4.375%,  7/31/2026 1,904,230
1,490,000 2.250%,  11/15/2027 1,413,055
200,000 0.750%,  1/31/2028 180,563
900,000 3.500%,  1/31/2028 881,543
2,400,000 3.625%,  3/31/2028 2,355,937
4,500,000 2.875%,  5/15/2028 4,309,805
3,000,000 4.125%,  7/31/2028 2,985,586
3,700,000 4.375%,  8/31/2028 3,710,406
2,400,000 4.125%,  3/31/2029 2,382,187
125,000 0.875%,  11/15/2030 102,837
70,000 1.375%,  11/15/2031 57,498
4,800,000 2.875%,  5/15/2032 4,330,125
4,000,000 3.375%,  5/15/2033 3,689,375
Total 50,358,430
Total Long-Term Fixed Income
(cost $116,661,004) 111,917,695

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Private Equity Funds 1.6% Value
Secondary  1.6%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,e
$ 8,165,560
1 ASF IX, LP
*,a,e
2,929,036
1 ASF VIII Sidecar (Cayman), LP
*,a,e
2,641,115
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,e
4,060,533
1 LCP X (Offshore), LP
*,a,e
16,882,090
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,e
11,019,770
Total 45,698,104
Total Private Equity Funds
(cost $36,587,385) 45,698,104
Shares
Collateral Held for Securities
Loaned <0.1% Value
61,400 Thrivent Cash Management Trust 61,400
Total Collateral Held for
Securities Loaned
(cost $61,400) 61,400
Shares or
Principal
Amount Short-Term Investments 15.6% Value
Federal Home Loan Bank Discount
Notes
18,400,000 4.317%, 2/5/2025
f,g
18,389,254
15,000,000 4.232%, 2/10/2025
f
14,982,479
7,300,000 4.334%, 2/12/2025
f,g
7,289,768
9,800,000 4.395%, 2/14/2025
f,g
9,783,974
200,000 4.335%, 2/19/2025
f,g
199,556
1,500,000 4.230%, 2/26/2025
f,g
1,495,445
8,200,000 4.230%, 3/7/2025
f,g
8,166,517
100,000 4.224%, 3/19/2025
f,g
99,452
500,000 4.215%, 4/11/2025
f,g
495,917
Federal Home Loan Mortgage
Corporation Discount Notes
800,000 4.235%, 2/6/2025
f,g
799,439
Federal National Mortgage
Association Discount Notes
300,000 4.195%, 4/9/2025
f,g
297,620
100,000 4.195%, 4/10/2025
f,g
99,195
100,000 4.190%, 4/11/2025
f,g
99,183
1,200,000 4.175%, 4/24/2025
f,g
1,188,380
Thrivent Core Short-Term Reserve
Fund
27,553,773 4.630% 275,537,730
U.S. Treasury Bills
25,000,000 4.255%, 2/4/2025
f
24,997,076
25,000,000 4.262%, 2/11/2025
f
24,976,417
15,000,000 4.261%, 2/13/2025
f
14,982,299
15,000,000 4.241%, 2/18/2025
f,h
14,973,453
270,000 4.397%, 2/20/2025
f,h
269,458
25,000,000 4.253%, 3/4/2025
f
24,914,356
820,000 4.227%, 3/11/2025
f,h
816,531
260,000 4.176%, 3/18/2025
f
258,687
Total Short-Term Investments
(cost $445,028,444) 445,112,186
Total Investments (cost
$2,280,309,379) 101.7% $2,906,989,537
Other Assets and Liabilities, Net
(1.7%) (47,719,720)
Total Net Assets 100.0% $2,859,269,817
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as
of January 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Fund as of January 31, 2025 was
$45,698,104 or 1.60% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of January 31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 6,288,000
ASF IX, LP  3/18/2024 2,146,609
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,282,721
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 3,024,000
LCP X (Offshore), LP  10/25/2023 13,486,055
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 9,360,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of January 31, 2025:
Securities Lending Transactions
Common Stock $ 59,614
Total lending $59,614
Gross amount payable upon return of
collateral for securities loaned $61,400
Net amounts due to counterparty $1,786

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 77,677,185 77,677,185 – –
Consumer Discretionary 147,982,104 147,320,077 662,027 –
Consumer Staples 48,636,453 48,636,453 – –
Energy 48,765,422 48,765,422 – –
Financials 189,833,301 189,833,301 – –
Health Care 144,031,689 144,031,689 – –
Industrials 175,175,185 172,265,174 2,910,011 –
Information Technology 266,739,695 263,548,067 3,191,628 –
Materials 43,720,566 42,663,488 1,057,078 –
Real Estate 42,457,049 42,457,049 – –
Utilities 38,596,351 38,596,351 – –
Registered Investment Companies
U.S. Affiliated 813,433,636 813,433,636 – –
U.S. Unaffiliated 15,248,276 15,248,276 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 178,171 – 178,171 –
Mortgage-Backed Securities 61,381,094 – 61,381,094 –
U.S. Government & Agencies 50,358,430 – 50,358,430 –
Private Equity Funds
Secondary 45,698,104 – – 45,698,104
Short-Term Investments 169,574,456 – 169,574,456 –
Subtotal Investments in Securities $2,379,487,167 $2,044,476,168 $289,312,895 $45,698,104
Other Investments  * Total
Affiliated Short-Term Investments 275,537,730
U.S. Affiliated Registered Investment Cos. 251,903,240
Collateral Held for Securities Loaned 61,400
Subtotal Other Investments $527,502,370
Total Investments at Value $2,906,989,537
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,699,273 6,699,273 – –
Total Asset Derivatives $6,699,273 $6,699,273 $– $–
Liability Derivatives
Futures Contracts 7,210,423 5,987,152 1,223,271 –
Total Return Swaps 962,107 – 962,107 –
Total Liability Derivatives $8,172,530 $5,987,152 $2,185,378 $–

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation as discussed in the Notes to Financial Statements.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
1/31/2025
Private Equity Funds
 Secondary $34,190,335 $-  ($2,593,487) $14,101,256 $-  $- $-  $45,698,104
Total  $34,190,335 $-   ($2,593,487) $14,101,256 $-  $- $- $45,698,104
 Investments in Securities Ending Value  1/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $45,698,104
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $45,698,104
The following table presents Aggressive Allocation Fund's futures contracts held as of January 31, 2025. Investments and/or cash totaling
$35,114,165 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 43 March 2025 $ 8,835,605 $ 6,270
CBOT 5-Yr. U.S. Treasury Note 65 March 2025 6,939,861 (24,470)
CME E-mini Russell 2000 Index 6 March 2025 710,576 (21,956)
CME E-mini S&P 500 Index 1,906 March 2025 584,125,767 (5,916,842)
CME E-mini S&P Mid-Cap 400 Index 1 March 2025 331,722 (6,722)
CME Ultra Long Term U.S. Treasury Bond 4 March 2025 491,037 (17,162)
ICE mini MSCI EAFE Index 354 March 2025 41,602,278 355,572
Total Futures Long Contracts $ 643,036,846 ( $ 5,625,310)
CME E-mini Russell 2000 Index (262) March 2025 ( $ 31,330,920) $ 1,261,180
CME E-mini S&P Mid-Cap 400 Index (529) March 2025 (176,003,022) 4,078,022
CME Euro Foreign Exchange Currency (185) March 2025 (24,449,423) 406,360
Eurex Euro STOXX 50 Index (441) March 2025 (22,891,164) (1,223,271)
ICE US mini MSCI Emerging Markets Index (411) March 2025 (22,980,430) 572,710
Ultra 10-Yr. U.S. Treasury Note (13) March 2025 (1,467,034) 19,159
Total Futures Short Contracts ( $ 279,121,993) $5,114,160
Total Futures Contracts $ 363,914,853 ($511,150)

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's total return swap contracts held as of January 31, 2025. Investments totaling
$847,694 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 7,698,607 ( $ 962,107) $ – ( $ 962,107)
Total Return Swaps ( $ 962,107) $ – ($962,107)
# Payment made on Termination Date
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $52,340 $1,632 $– $51,747 5,511 1.8%
Core International Equity 79,414 17,155 – 95,611 8,944 3.3
Core Low Volatility Equity 1,941 150 – 1,998 174 0.1
Core Mid Cap Value 66,841 6,040 – 69,207 6,218 2.4
Core Small Cap Value 31,468 3,794 – 33,340 3,042 1.2
Global Stock, Class S 63,364 7,214 – 66,200 2,369 2.3
International Allocation, Class S 163,638 4,739 – 166,167 15,443 5.8
Large Cap Growth, Class S 228,497 13,898 – 245,695 11,028 8.6
Large Cap Value, Class S 129,498 10,712 – 134,511 4,426 4.7
Mid Cap Stock, Class S 132,949 5,445 10 138,711 3,697 4.9
Small Cap Stock, Class S 60,634 1,119 – 62,151 1,897 2.2
Total U.S. Affiliated Registered Investment
Companies 1,010,584 1,065,338 37.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% 372,189 108,858 205,509 275,538 27,554 9.6
Total Affiliated Short-Term Investments 372,189 275,538 9.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,861 28,991 31,791 61 61 <0.1
Total Collateral Held for Securities Loaned 2,861 61 <0.1
Total Value $1,385,634 $1,340,937

Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– ($2,225) $– $1,632
Core International Equity – (958) – 3,121
Core Low Volatility Equity Fund – (93) 72 78
Core Mid Cap Value – (3,674) 4,750 1,290
Core Small Cap Value – (1,922) 3,253 541
Global Stock, Class S – (4,378) 6,013 1,200
International Allocation, Class S – (2,210) – 4,739
Large Cap Growth, Class S – 3,300 13,644 253
Large Cap Value, Class S – (5,699) 8,682 2,030
Mid Cap Stock, Class S (0) 327 4,756 689
Small Cap Stock, Class S – 398 799 320
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% – – – 4,526
Total Income/Non Cash Income from Affiliated Investments $20,419
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total ($0) ($17,134) $41,969

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 46.7% Value
Asset-Backed Securities  5.6%
Affirm Asset Securitization Trust
$ 225,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
$ 227,720
29,599
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
29,642
250,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
251,859
AGL CLO 13, Ltd.
350,000
6.205%,  (TSFR3M +
1.912%), 10/20/2034, Ser.
2021-13A, Class B
a,b
350,789
Anchorage Capital CLO 16, Ltd.
775,000
6.955%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
a,b
775,000
Anchorage Capital CLO 20, Ltd.
250,000
7.493%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
251,975
Anchorage Capital CLO 21, Ltd.
250,000
6.193%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
250,750
Balboa Bay Loan Funding, Ltd.
750,000
6.043%,  (TSFR3M +
1.750%), 10/20/2035, Ser.
2020-1A, Class BRR
a,b
750,409
Ballyrock CLO, Ltd.
550,000
6.105%,  (TSFR3M +
1.812%), 10/20/2031, Ser.
2020-2A, Class A2R
a,b
550,909
Barings Loan Partners CLO, Ltd. 2
500,000
5.947%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b,c
500,000
Business Jet Securities, LLC
179,321
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
174,997
422,199
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
429,178
337,898
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
334,275
CarVal CLO I, Ltd.
275,000
6.158%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
275,676
CarVal CLO III, Ltd.
400,000
5.432%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
400,465
CarVal CLO, Ltd.
300,000
7.993%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
301,730
Cascade Funding Mortgage Trust,
LLC
176,539
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
174,788
College Avenue Student Loans,
LLC
52,622
6.075%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
53,083
Principal
Amount Long-Term Fixed Income  46.7% Value
Asset-Backed Securities  5.6% - continued
Elmwood CLO 28, Ltd.
$ 400,000
6.203%,  (TSFR3M +
1.900%), 4/17/2037, Ser.
2024-4A, Class B
a,b
$ 402,016
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
634,172
GMAC Mortgage Corporation
Loan Trust
10,201
4.925%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
5,167
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
478,652
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
430,482
HTAP Issuer Trust
288,550
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
283,663
Huntington Bank Auto Credit-
Linked Notes
315,711
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
317,624
Madison Park Funding LVIII, Ltd.
250,000
6.250%,  (TSFR3M +
1.950%), 4/25/2037, Ser.
2024-58A, Class B
a,b
252,621
Madison Park Funding XVIII, Ltd.
650,000
6.455%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
651,441
MetroNet Infrastructure Issuer, LLC
400,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
408,100
MFA Trust
390,045
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
391,429
Neuberger Berman CLO, Ltd.
350,000
7.564%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
351,083
Pagaya AI Debt Grantor Trust
269,724
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
270,602
425,000
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
424,741
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
160,431
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
161,936
Pagaya AI Debt Trust
8,336
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
8,343
Palmer Square Loan Funding, Ltd.
750,000
6.852%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
754,162
250,000
6.150%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,141

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Asset-Backed Securities  5.6% - continued
Pretium Mortgage Credit Partners,
LLC
$ 425,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,e
$ 410,410
198,588
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,e
199,402
287,760
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,e
288,920
370,910
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,e
374,754
255,477
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,e
251,547
480,179
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,e
482,350
233,038
5.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,e
232,986
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
533,414
RCO VII Mortgage, LLC
279,075
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,e
279,935
RR 8, Ltd.
425,000
6.002%,  (TSFR3M +
1.700%), 7/15/2037, Ser.
2020-8A, Class A2R
a,b
426,895
Sculptor CLO XXVIII, Ltd.
500,000
6.247%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b,c
500,000
425,000
6.955%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,b
425,000
Signal Peak CLO 1, Ltd.
300,000
6.295%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
300,190
Silver Point CLO 2, Ltd.
500,000
6.993%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
501,836
Stanwich Mortgage Loan
Company, LLC
29,905
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
29,956
Symphony CLO XX, Ltd.
500,000
7.308%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
501,920
TCW CLO, Ltd.
450,000
6.330%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
449,982
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
250,531
Uniti Fiber Abs Issuer, LLC
500,000
5.877%,  4/20/2055, Ser.
2025-1A, Class A2
a,c,f
503,184
Unlock HEA Trust
310,904
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
307,564
272,818
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
269,684
Principal
Amount Long-Term Fixed Income  46.7% Value
Asset-Backed Securities  5.6% - continued
$ 392,339
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
$ 381,470
Upstart Securitization Trust
67,631
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
67,850
VERDE CLO, Ltd.
500,000
7.502%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
507,449
Vericrest Opportunity Loan
Transferee
184,374
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
184,247
210,992
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
210,864
365,799
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,e
362,229
209,262
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,e
207,278
103,591
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,e
103,643
312,286
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,e
307,385
252,271
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,e
241,023
Whitebox CLO I, Ltd.
150,000
6.297%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
150,299
Whitebox CLO IV, Ltd.
500,000
6.893%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
503,022
Wind River CLO, Ltd.
175,000
6.555%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
175,312
Total 23,482,151
Basic Materials  0.5%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
41,000 8.625%,  6/15/2029
a
43,299
ATI, Inc.
56,000 7.250%,  8/15/2030 58,021
Avient Corporation
21,000 6.250%,  11/1/2031
a
20,959
Cascades, Inc./Cascades USA,
Inc.
53,000 5.125%,  1/15/2026
a,g
52,541
Cerdia Finanz GmbH
47,000 9.375%,  10/3/2031
a
49,082
Chemours Company
66,000 5.750%,  11/15/2028
a
62,617
Cleveland-Cliffs, Inc.
31,000 5.875%,  6/1/2027 31,040
75,000 4.625%,  3/1/2029
a
69,891
32,000 6.875%,  11/1/2029
a
32,099
28,000 4.875%,  3/1/2031
a
25,361
19,000 7.375%,  5/1/2033
a
18,895
28,000 6.250%,  10/1/2040 24,075
Consolidated Energy Finance SA
161,000 5.625%,  10/15/2028
a
143,290

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Basic Materials  0.5% - continued
Ecolab, Inc.
$ 51,000 2.125%,  2/1/2032 $ 42,501
First Quantum Minerals, Ltd.
34,000 6.875%,  10/15/2027
a
33,949
FMC Corporation
41,000 5.150%,  5/18/2026 41,152
FMG Resources August 2006, Pty.
Ltd.
28,000 5.875%,  4/15/2030
a
27,682
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
a
56,074
Hecla Mining Company
30,000 7.250%,  2/15/2028 30,422
Hudbay Minerals, Inc.
47,000 4.500%,  4/1/2026
a
46,482
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
32,000 9.000%,  7/1/2028
a
32,285
INEOS Finance plc
84,000 7.500%,  4/15/2029
a
85,660
International Flavors & Fragrances,
Inc.
68,000 1.230%,  10/1/2025
a
66,346
Magnera Corporation
62,000 7.250%,  11/15/2031
a
61,148
Mercer International, Inc.
32,000 5.125%,  2/1/2029 28,386
Methanex Corporation
41,000 5.125%,  10/15/2027 40,357
27,000 5.250%,  12/15/2029 26,292
Methanex US Operations, Inc.
25,000 6.250%,  3/15/2032
a
24,952
Mineral Resources, Ltd.
44,000 9.250%,  10/1/2028
a
46,536
17,000 8.500%,  5/1/2030
a
17,588
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
58,000 5.350%,  3/15/2034 58,042
Novelis Corporation
12,000 3.250%,  11/15/2026
a
11,595
29,000 4.750%,  1/30/2030
a
27,248
25,000 3.875%,  8/15/2031
a
21,899
Nutrien, Ltd.
77,000 4.000%,  12/15/2026 75,966
Peabody Energy Corporation,
Convertible
115,000 3.250%,  3/1/2028 134,033
SCIL IV, LLC/SCIL USA Holdings,
LLC
56,000 5.375%,  11/1/2026
a
55,559
Sherwin-Williams Company
40,000 4.800%,  9/1/2031 39,483
Smurfit Kappa Treasury, ULC
60,000 5.777%,  4/3/2054
a
59,043
SNF Group SACA
65,000 3.375%,  3/15/2030
a
57,228
SunCoke Energy, Inc.
67,000 4.875%,  6/30/2029
a
61,772
Taseko Mines, Ltd.
56,000 8.250%,  5/1/2030
a
57,326
Tronox, Inc.
28,000 4.625%,  3/15/2029
a
25,358
Principal
Amount Long-Term Fixed Income  46.7% Value
Basic Materials  0.5% - continued
Westlake Corporation
$ 37,000 3.600%,  8/15/2026 $ 36,324
Total 2,059,858
Capital Goods  1.2%
Advanced Drainage Systems, Inc.
57,000 6.375%,  6/15/2030
a
57,530
AECOM
29,000 5.125%,  3/15/2027 28,838
Amsted Industries, Inc.
37,000 5.625%,  7/1/2027
a
36,751
35,000 4.625%,  5/15/2030
a
32,880
Array Technologies, Inc.,
Convertible
149,000 1.000%,  12/1/2028
g
115,475
Boeing Company
39,000 6.858%,  5/1/2054 41,849
118,000 5.930%,  5/1/2060 110,139
136,000 2.196%,  2/4/2026 132,490
56,000 3.250%,  3/1/2028 52,983
18,000 5.150%,  5/1/2030 17,886
20,000 6.528%,  5/1/2034 21,129
Bombardier, Inc.
55,000 6.000%,  2/15/2028
a
54,888
50,000 7.250%,  7/1/2031
a
51,629
79,000 7.000%,  6/1/2032
a,g
80,557
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
a
33,515
Camelot Return Merger Sub, Inc.
42,000 8.750%,  8/1/2028
a
41,253
Canpack SA/Canpack US, LLC
83,000 3.875%,  11/15/2029
a
74,987
Carrier Global Corporation
76,000 2.722%,  2/15/2030 68,197
Chart Industries, Inc.
66,000 7.500%,  1/1/2030
a
68,952
Clean Harbors, Inc.
55,000 6.375%,  2/1/2031
a
55,792
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
a
9,088
Crown Cork & Seal Company, Inc.
35,000 7.375%,  12/15/2026 36,184
Deere & Company
43,000 5.700%,  1/19/2055 44,072
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
86,000 6.625%,  12/15/2030
a
86,987
ESAB Corporation
52,000 6.250%,  4/15/2029
a
52,700
Fluor Corporation, Convertible
129,000 1.125%,  8/15/2029
g
160,334
GFL Environmental, Inc.
89,000 4.000%,  8/1/2028
a
84,734
94,000 3.500%,  9/1/2028
a
88,608
Greenbrier Companies, Inc.,
Convertible
85,000 2.875%,  4/15/2028 109,523
H&E Equipment Services, Inc.
87,000 3.875%,  12/15/2028
a
86,843
Herc Holdings, Inc.
18,000 5.500%,  7/15/2027
a
17,931
46,000 6.625%,  6/15/2029
a
47,013

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Capital Goods  1.2% - continued
Honeywell International, Inc.
$ 78,000 5.250%,  3/1/2054 $ 73,168
Howmet Aerospace, Inc.
63,000 6.750%,  1/15/2028 66,372
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 53,235
Ingersoll Rand, Inc.
65,000 5.176%,  6/15/2029 65,612
20,000 5.700%,  8/14/2033 20,465
JBT Marel Corporation,
Convertible
96,000 0.250%,  5/15/2026 98,678
John Deere Capital Corporation
74,000 4.400%,  9/8/2031 71,911
41,000 3.900%,  6/7/2032 38,150
21,000 5.150%,  9/8/2033 21,177
L3Harris Technologies, Inc.
42,000 5.400%,  1/15/2027 42,547
Lockheed Martin Corporation
53,000 5.200%,  2/15/2064 48,564
Martin Marietta Materials, Inc.
30,000 5.150%,  12/1/2034 29,417
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
17,000 6.750%,  4/1/2032
a
17,205
MIWD Holdco II, LLC
24,000 5.500%,  2/1/2030
a
22,846
Mueller Water Products, Inc.
47,000 4.000%,  6/15/2029
a
43,881
Nesco Holdings II, Inc.
70,000 5.500%,  4/15/2029
a
66,162
New Enterprise Stone and Lime
Company, Inc.
82,000 5.250%,  7/15/2028
a
80,051
Northrop Grumman Corporation
77,000 5.200%,  6/1/2054 71,211
20,000 4.700%,  3/15/2033 19,401
OI European Group BV
57,000 4.750%,  2/15/2030
a
51,795
Otis Worldwide Corporation
64,000 2.056%,  4/5/2025 63,755
Owens-Brockway Glass Container,
Inc.
45,000 6.625%,  5/13/2027
a
45,148
23,000 7.375%,  6/1/2032
a
22,091
Parker-Hannifin Corporation
28,000 4.250%,  9/15/2027 27,736
Patrick Industries, Inc., Convertible
58,000 1.750%,  12/1/2028 89,740
Quikrete Holdings, Inc.
96,000 6.375%,  3/1/2032
a,c
96,239
Republic Services, Inc.
42,000 5.000%,  12/15/2033 41,284
Resideo Funding, Inc.
58,000 6.500%,  7/15/2032
a
58,526
Reworld Holding Corporation
25,000 4.875%,  12/1/2029
a
23,282
Roller Bearing Company of
America, Inc.
64,000 4.375%,  10/15/2029
a
60,200
RTX Corporation
60,000 5.750%,  1/15/2029 62,026
162,000 4.500%,  6/1/2042 140,839
Principal
Amount Long-Term Fixed Income  46.7% Value
Capital Goods  1.2% - continued
Sealed Air Corporation/Sealed Air
Corporation (US)
$ 44,000 6.125%,  2/1/2028
a
$ 44,399
Smyrna Ready Mix Concrete, LLC
77,000 8.875%,  11/15/2031
a
82,086
Spirit AeroSystems, Inc.
25,000 3.850%,  6/15/2026 24,565
31,000 4.600%,  6/15/2028 29,886
15,000 9.750%,  11/15/2030
a
16,595
SRM Escrow Issuer, LLC
24,000 6.000%,  11/1/2028
a
23,793
Standard Building Solutions, Inc.
27,000 6.500%,  8/15/2032
a
27,268
Standard Industries, Inc./NY
28,000 4.750%,  1/15/2028
a
27,241
28,000 3.375%,  1/15/2031
a
24,511
Textron, Inc.
56,000 3.650%,  3/15/2027 54,666
TopBuild Corporation
17,000 4.125%,  2/15/2032
a
15,207
Trane Technologies Financing, Ltd.
64,000 5.100%,  6/13/2034 63,506
TransDigm, Inc.
24,000 6.750%,  8/15/2028
a
24,425
93,000 7.125%,  12/1/2031
a
96,034
78,000 6.625%,  3/1/2032
a
79,332
64,000 6.000%,  1/15/2033
a
63,153
Trivium Packaging Finance
41,000 5.500%,  8/15/2026
a
40,795
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 69,032
85,000 4.000%,  7/15/2030 78,691
Veralto Corporation
38,000 5.350%,  9/18/2028 38,621
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 17,602
Waste Pro USA, Inc.
55,000 7.000%,  2/1/2033
a
55,612
WESCO Distribution, Inc.
24,000 7.250%,  6/15/2028
a
24,455
28,000 6.375%,  3/15/2029
a
28,524
19,000 6.625%,  3/15/2032
a
19,426
Total 4,803,876
Collateralized Mortgage Obligations  5.4%
A&D Mortgage Trust
194,464
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,e
196,860
432,143
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,e
435,989
388,633
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
386,642
ACRA Trust
394,154
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
393,115
Banc of America Alternative Loan
Trust
225,750
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 196,873
Banc of America Mortgage
Securities Trust
20,692
5.775%,  9/25/2035, Ser.
2005-H, Class 2A1
b
18,087

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Collateralized Mortgage Obligations  5.4% -
continued
$ 53,223
6.404%,  9/25/2035, Ser.
2005-H, Class 3A1
b
$ 49,950
CAFL Issuer, LLC
420,297
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,e
417,621
CHL Mortgage Pass-Through Trust
24,624
6.744%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
23,812
153,452
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 66,109
CHNGE Mortgage Trust
187,439
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
177,376
233,787
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
230,707
234,984
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
236,529
366,767
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,e
365,479
220,646
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,e
223,186
381,232
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,e
379,951
CIM Trust
385,259
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,e
387,942
Citigroup Mortgage Loan Trust,
Inc.
82,966
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 80,068
137,304
5.251%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
121,714
COLT Mortgage Loan Trust
311,016
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,e
313,213
Countrywide Home Loan
Mortgage Pass Through Trust
223,422
5.190%,  11/25/2035, Ser.
2005-22, Class 2A1
b
181,595
CSMC Trust
253,892
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
253,736
196,933
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
165,724
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
110,600
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 98,076
Federal Home Loan Mortgage
Corporation - REMIC
679,437
4.000%,  1/25/2051, Ser.
5249, Class LA 658,157
356,016
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 281,633
400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 386,967
74,958
3.000%,  5/15/2027, Ser.
4046, Class GI
h
1,392
214,155
3.500%,  10/15/2032, Ser.
4119, Class KI
h
17,609
182,993
3.000%,  4/15/2033, Ser.
4203, Class DI
h
7,563
Principal
Amount Long-Term Fixed Income  46.7% Value
Collateralized Mortgage Obligations  5.4% -
continued
Federal Home Loan Mortgage
Corporation STRIPS
$ 317,118
3.500%,  8/15/2035, Ser.
345, Class C8
h
$ 30,628
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 411,693
328,017
4.500%,  6/25/2052, Ser.
2022-43, Class MA 321,827
116,384
3.000%,  7/25/2027, Ser.
2012-73, Class DI
h
2,476
92,983
3.000%,  7/25/2027, Ser.
2012-74, Class AI
h
1,890
90,925
3.000%,  8/25/2027, Ser.
2012-95, Class HI
h
1,092
279,923
3.000%,  11/25/2027, Ser.
2012-121, Class BI
h
6,897
217,028
3.000%,  12/25/2027, Ser.
2012-139, Class DI
h
5,029
79,276
2.500%,  1/25/2028, Ser.
2012-152, Class AI
h
1,799
184,588
3.000%,  1/25/2028, Ser.
2012-147, Class EI
h
3,917
149,627
3.000%,  3/25/2028, Ser.
2013-18, Class IL
h
3,471
132,857
2.500%,  6/25/2028, Ser.
2013-87, Class IW
h
3,584
46,647
3.000%,  11/25/2031, Ser.
2013-69, Class IO
h
350
205,975
3.000%,  2/25/2033, Ser.
2013-1, Class YI
h
15,509
Flagstar Mortgage Trust
132,510
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
117,014
GCAT Trust
632,615
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
643,457
272,913
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
250,415
551,708
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
551,601
GMAC Mortgage Corporation
Loan Trust
91,916
3.863%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
78,249
GMACM Mortgage Loan Trust
46,250
3.666%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
39,861
GS Mortgage-Backed Securities
Trust
538,534
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
536,346
Home RE, Ltd.
350,000
8.951%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
363,102
275,563
7.851%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
277,170
IndyMac INDA Mortgage Loan
Trust
466,144
3.809%,  8/25/2036, Ser.
2006-AR1, Class A1
b
362,446

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Collateralized Mortgage Obligations  5.4% -
continued
J.P. Morgan Alternative Loan Trust
$ 57,997
4.975%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
$ 43,412
J.P. Morgan Mortgage Trust
183,113
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
154,928
447,967
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
440,808
68,941
5.373%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
48,847
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,e
355,302
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,e
303,370
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,e
507,026
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,e
202,650
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,e
501,968
Merrill Lynch Alternative Note
Asset Trust
248,085
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 85,134
MFA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,e
251,631
MortgageIT Securities Corporation
Mortgage Loan Trust
522,772
4.885%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
457,630
NYMT Loan Trust
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,e
252,713
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,e
302,489
PMT Loan Trust
300,000
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
301,359
Pretium Mortgage Credit Partners,
LLC
150,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,e
150,105
PRKCM Trust
340,966
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
343,299
279,876
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,e
285,545
PRPM, LLC
297,934
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
289,380
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,e
277,171
261,570
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,e
263,248
468,544
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,e
467,045
485,847
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e
486,305
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,e
300,007
Principal
Amount Long-Term Fixed Income  46.7% Value
Collateralized Mortgage Obligations  5.4% -
continued
Radnor Re, Ltd.
$ 550,000
7.251%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
$ 555,556
Residential Accredit Loans, Inc.
Trust
72,217
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 62,138
58,767
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 45,369
Residential Asset Securitization
Trust
85,168
4.971%,  1/25/2034, Ser.
2004-IP1, Class A1
b
80,148
Residential Funding Mortgage
Security I Trust
137,231
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 107,549
Roc Mortgage Trust
127,631
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
127,631
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,e
397,996
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,e
303,025
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,e
655,051
Structured Adjustable Rate
Mortgage Loan Trust
45,742
5.166%,  7/25/2035, Ser.
2005-15, Class 4A1
b
38,750
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,e
403,420
Triangle Re, Ltd.
382,460
7.751%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
388,057
TVC Mortgage Trust
300,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,e
302,821
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,e
547,631
Verus Securitization Trust
233,971
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
206,487
467,460
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,e
469,482
Total 22,545,981
Commercial Mortgage-Backed Securities  0.4%
BANK 2018-BNK12
600,000
4.342%,  5/15/2061, Ser.
2018-BN12, Class AS
b
575,076
BBCMS Mortgage Trust
2,238,486
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,h
157,123
Silver Hill Trust
19,790
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
19,347

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Commercial Mortgage-Backed Securities  0.4%
- continued
Velocity Commercial Capital Loan
Trust
$ 266,065
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
$ 268,381
271,692
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
274,347
310,567
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
317,557
Total 1,611,831
Communications Services  1.4%
AMC Networks, Inc.
14,000 10.250%,  1/15/2029
a
14,945
American Tower Corporation
75,000 4.400%,  2/15/2026 74,665
40,000 1.450%,  9/15/2026 37,957
62,000 5.500%,  3/15/2028 63,045
40,000 5.800%,  11/15/2028 41,148
56,000 3.800%,  8/15/2029 53,098
36,000 5.000%,  1/31/2030 35,832
AppLovin Corporation
58,000 5.500%,  12/1/2034 57,756
AT&T, Inc.
64,000 5.700%,  3/1/2057 61,388
198,000 3.550%,  9/15/2055 132,895
118,000 4.300%,  2/15/2030 114,542
40,000 5.400%,  2/15/2034 40,210
Bell Telephone Company of
Canada
39,000 5.100%,  5/11/2033 37,924
Cable One, Inc., Convertible
54,000 1.125%,  3/15/2028
g
44,518
CCO Holdings, LLC/CCO Holdings
Capital Corporation
195,000 5.125%,  5/1/2027
a
191,398
12,000 5.000%,  2/1/2028
a
11,681
46,000 5.375%,  6/1/2029
a
44,457
56,000 4.250%,  2/1/2031
a
49,679
203,000 4.750%,  2/1/2032
a
180,639
57,000 4.250%,  1/15/2034
a,g
46,567
CenterPoint Energy, Inc.,
Convertible
3,211 3.369%,  9/15/2029 130,559
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
142,000 4.200%,  3/15/2028 137,778
56,000 5.050%,  3/30/2029 55,063
63,000 6.550%,  6/1/2034 64,436
Clear Channel Outdoor Holdings,
Inc.
65,000 7.875%,  4/1/2030
a
67,265
Clear Channel Worldwide
Holdings, Inc.
48,000 5.125%,  8/15/2027
a
46,758
Comcast Corporation
117,000 5.650%,  6/1/2054 112,406
138,000 3.400%,  4/1/2030 128,384
Crown Castle, Inc.
62,000 2.900%,  3/15/2027 59,656
24,000 4.900%,  9/1/2029 23,856
Principal
Amount Long-Term Fixed Income  46.7% Value
Communications Services  1.4% - continued
Deluxe Corporation
$ 57,000 8.125%,  9/15/2029
a
$ 58,625
Deutsche Telekom International
Finance BV
132,000 8.750%,  6/15/2030 153,622
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
163,000 5.875%,  8/15/2027
a
161,417
FiberCop SPA
66,000 6.000%,  9/30/2034
a
63,286
Frontier Communications
Holdings, LLC
86,000 5.875%,  10/15/2027
a
86,025
GCI, LLC
70,000 4.750%,  10/15/2028
a
66,040
Gray Media, Inc.
25,000 10.500%,  7/15/2029
a
26,171
Iliad Holding SASU
74,000 8.500%,  4/15/2031
a
79,464
40,000 7.000%,  4/15/2032
a
40,558
Intelsat Jackson Holdings SA
72,000 6.500%,  3/15/2030
a
65,047
Lamar Media Corporation
38,000 3.625%,  1/15/2031 33,935
LCPR Senior Secured Financing
DAC
112,000 6.750%,  10/15/2027
a
102,501
Level 3 Financing, Inc.
13,000 3.625%,  1/15/2029
a
10,010
27,212 10.500%,  4/15/2029
a
30,481
27,212 11.000%,  11/15/2029
a
30,850
34,000 10.500%,  5/15/2030
a
37,050
McGraw-Hill Education, Inc.
83,000 5.750%,  8/1/2028
a
81,696
Meta Platforms, Inc.
73,000 5.550%,  8/15/2064 70,906
41,000 3.850%,  8/15/2032 38,184
70,000 4.750%,  8/15/2034 68,332
Nexstar Media, Inc.
34,000 5.625%,  7/15/2027
a
33,534
38,000 4.750%,  11/1/2028
a
35,832
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
7,000 4.625%,  3/15/2030
a,g
6,507
Paramount Global
99,000 6.375%,  3/30/2062
b
96,503
Playtika Holding Corporation
55,000 4.250%,  3/15/2029
a
50,726
Rogers Communications, Inc.
45,000 5.250%,  3/15/2082
a,b
44,083
59,000 5.000%,  2/15/2029 58,692
96,000 5.300%,  2/15/2034 93,116
Sinclair Television Group, Inc.
12,000 8.125%,  2/15/2033
a,c
12,067
Sirius XM Radio, LLC
125,000 5.000%,  8/1/2027
a
122,745
40,000 4.000%,  7/15/2028
a
37,404
Sprint Capital Corporation
124,000 6.875%,  11/15/2028 131,555
60,000 8.750%,  3/15/2032 71,683
Take-Two Interactive Software, Inc.
51,000 5.600%,  6/12/2034 51,296

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Communications Services  1.4% - continued
TEGNA, Inc.
$ 87,000 4.625%,  3/15/2028 $ 83,328
T-Mobile USA, Inc.
39,000 5.500%,  1/15/2055 36,917
72,000 5.250%,  6/15/2055 65,552
75,000 3.375%,  4/15/2029 70,269
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
84,000 4.750%,  4/15/2028
a
79,782
30,000 6.500%,  2/15/2029
a
27,369
Univision Communications, Inc.
11,000 8.000%,  8/15/2028
a
11,245
92,000 4.500%,  5/1/2029
a
83,779
42,000 7.375%,  6/30/2030
a
41,440
25,000 8.500%,  7/31/2031
a
25,110
Verizon Communications, Inc.
45,000 5.500%,  2/23/2054 43,142
56,000 3.150%,  3/22/2030 51,416
93,000 2.355%,  3/15/2032 77,365
70,000 4.780%,  2/15/2035
a
66,744
Viasat, Inc.
25,000 5.625%,  4/15/2027
a,g
24,281
Virgin Media Finance plc
33,000 5.000%,  7/15/2030
a
28,736
Virgin Media Secured Finance plc
71,000 5.500%,  5/15/2029
a
67,980
VMED O2 UK Financing I plc
33,000 4.750%,  7/15/2031
a
28,994
29,000 7.750%,  4/15/2032
a
29,396
Vodafone Group plc
42,000 5.125%,  6/4/2081
b
32,430
37,000 5.875%,  6/28/2064 35,563
69,000 7.000%,  4/4/2079
b
71,805
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
a
79,521
Warnermedia Holdings, Inc.
139,000 4.054%,  3/15/2029 130,493
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
33,000 8.250%,  10/1/2031
a
34,156
Zegona Finance plc
29,000 8.625%,  7/15/2029
a
30,957
Ziggo Bond Company BV
33,000 5.125%,  2/28/2030
a
30,012
Ziggo BV
30,000 4.875%,  1/15/2030
a
28,102
Total 5,726,332
Consumer Cyclical  2.0%
1011778 B.C., ULC/New Red
Finance, Inc.
39,000 4.375%,  1/15/2028
a
37,508
60,000 5.625%,  9/15/2029
a
59,745
Adient Global Holdings, Ltd.
16,000 8.250%,  4/15/2031
a,g
16,594
26,000 7.500%,  2/15/2033
a
26,347
Alimentation Couche-Tard, Inc.
64,000 5.617%,  2/12/2054
a
60,633
Principal
Amount Long-Term Fixed Income  46.7% Value
Consumer Cyclical  2.0% - continued
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
$ 93,000 4.625%,  6/1/2028
a
$ 88,785
45,000 4.625%,  6/1/2028
a
42,904
Allison Transmission, Inc.
19,000 3.750%,  1/30/2031
a
16,955
Amazon.com, Inc.
32,000 1.500%,  6/3/2030 27,254
American Axle & Manufacturing,
Inc.
78,000 5.000%,  10/1/2029
g
71,557
American Honda Finance
Corporation
85,000 5.050%,  7/10/2031 84,741
60,000 4.900%,  1/10/2034 57,899
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
15,000 7.000%,  4/15/2030
a,g
13,762
Arko Corporation
40,000 5.125%,  11/15/2029
a
36,905
Asbury Automotive Group, Inc.
47,000 5.000%,  2/15/2032
a
43,976
Ashton Woods USA, LLC/Ashton
Woods Finance Company
40,000 4.625%,  8/1/2029
a
37,042
31,000 4.625%,  4/1/2030
a
28,550
Aston Martin Capital Holdings, Ltd.
43,000 10.000%,  3/31/2029
a
42,676
Bath & Body Works, Inc.
20,000 6.950%,  3/1/2033 20,315
Beazer Homes USA, Inc.
47,000 7.500%,  3/15/2031
a
47,391
Belron UK Finance plc
20,000 5.750%,  10/15/2029
a
19,820
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 31,351
Booking Holdings, Inc.,
Convertible
61,000 0.750%,  5/1/2025 153,675
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
a
60,643
Boyne USA, Inc.
45,000 4.750%,  5/15/2029
a
42,777
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
42,000 4.875%,  2/15/2030
a
38,422
Burlington Stores, Inc., Convertible
42,000 2.250%,  4/15/2025 54,327
61,000 1.250%,  12/15/2027 91,012
Caesars Entertainment, Inc.
108,000 4.625%,  10/15/2029
a
101,959
33,000 6.500%,  2/15/2032
a
33,411
27,000 6.000%,  10/15/2032
a,g
26,259
Carnival Corporation
79,000 7.625%,  3/1/2026
a
79,137
110,000 5.750%,  3/1/2027
a
110,230
66,000 4.000%,  8/1/2028
a
62,992
16,000 6.000%,  5/1/2029
a
16,031
Carnival Corporation, Convertible
137,000 5.750%,  12/1/2027 300,852

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Consumer Cyclical  2.0% - continued
Carvana Company
$ 9,454
0.000%,PIK 12.000%,
12/1/2028
a,i
$ 10,184
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
14,000 5.375%,  4/15/2027 13,939
65,000 5.250%,  7/15/2029 62,675
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
a
38,976
34,000 6.750%,  5/1/2031
a
34,577
Clarios Global, LP/Clarios US
Finance Company, Inc.
33,000 6.750%,  5/15/2028
a
33,618
51,000 6.750%,  2/15/2030
a
51,800
Cracker Barrel Old Country Store,
Inc., Convertible
20,000 0.625%,  6/15/2026
g
19,100
Crocs, Inc.
28,000 4.250%,  3/15/2029
a
26,041
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
14,116
Dana, Inc.
27,000 5.625%,  6/15/2028 26,818
40,000 4.500%,  2/15/2032
g
37,674
eG Global Finance plc
14,000 12.000%,  11/30/2028
a
15,695
Expedia Group, Inc.
65,000 3.250%,  2/15/2030 59,970
Expedia Group, Inc., Convertible
82,000 Zero Coupon,  2/15/2026 80,230
Ford Motor Company, Convertible
147,000 Zero Coupon,  3/15/2026 143,325
Ford Motor Credit Company, LLC
71,000 2.900%,  2/10/2029 63,938
67,000 7.122%,  11/7/2033 70,079
Forestar Group, Inc.
28,000 3.850%,  5/15/2026
a
27,352
Gap, Inc.
20,000 3.625%,  10/1/2029
a
18,193
42,000 3.875%,  10/1/2031
a
36,836
Garrett Motion Holdings, Inc./
Garrett LX I SARL
40,000 7.750%,  5/31/2032
a
40,753
General Motors Financial
Company, Inc.
139,000 2.900%,  2/26/2025 138,815
29,000 2.750%,  6/20/2025 28,777
64,000 5.800%,  6/23/2028 65,381
47,000 5.800%,  1/7/2029 47,871
75,000 4.900%,  10/6/2029 73,768
27,000 5.750%,  2/8/2031 27,376
90,000 5.950%,  4/4/2034 90,258
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
27,000 8.750%,  1/15/2032
a
23,888
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
27,000 3.500%,  3/1/2029
a
24,956
Goodyear Tire & Rubber Company
27,000 4.875%,  3/15/2027 26,482
25,000 5.000%,  7/15/2029 23,323
Principal
Amount Long-Term Fixed Income  46.7% Value
Consumer Cyclical  2.0% - continued
Hanesbrands, Inc.
$ 31,000 4.875%,  5/15/2026
a
$ 30,754
10,000 9.000%,  2/15/2031
a,g
10,685
Harley-Davidson Financial
Services, Inc.
59,000 5.950%,  6/11/2029
a
59,396
Hilton Domestic Operating
Company, Inc.
83,000 4.875%,  1/15/2030 80,383
14,000 4.000%,  5/1/2031
a
12,762
80,000 3.625%,  2/15/2032
a
70,343
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
97,000 5.000%,  6/1/2029
a
92,408
Home Depot, Inc.
36,000 5.300%,  6/25/2054 34,248
36,000 5.400%,  6/25/2064 34,433
61,000 3.250%,  4/15/2032 54,629
Hyundai Capital America
56,000 3.000%,  2/10/2027
a
53,968
39,000 6.500%,  1/16/2029
a
40,816
International Game Technology plc
67,000 5.250%,  1/15/2029
a
65,929
Jacobs Entertainment, Inc.
35,000 6.750%,  2/15/2029
a
34,387
Jaguar Land Rover Automotive plc
33,000 5.500%,  7/15/2029
a
32,462
K Hovnanian Enterprises, Inc.
22,000 11.750%,  9/30/2029
a
23,916
KB Home
55,000 4.800%,  11/15/2029 52,746
36,000 4.000%,  6/15/2031 32,241
L Brands, Inc.
135,000 6.625%,  10/1/2030
a
137,450
35,000 6.875%,  11/1/2035 36,117
Las Vegas Sands Corporation
40,000 5.900%,  6/1/2027 40,544
Life Time, Inc.
35,000 6.000%,  11/15/2031
a
35,006
Light & Wonder International, Inc.
17,000 7.250%,  11/15/2029
a
17,537
Live Nation Entertainment, Inc.
30,000 4.750%,  10/15/2027
a
29,404
Live Nation Entertainment, Inc.,
Convertible
113,000 3.125%,  1/15/2029
g
167,308
116,000 2.875%,  1/15/2030
a
120,756
Lowe's Companies, Inc.
93,000 4.500%,  4/15/2030 91,510
Macy's Retail Holdings, LLC
26,000 5.875%,  4/1/2029
a,g
25,470
27,000 6.125%,  3/15/2032
a,g
25,535
Marriott International, Inc./MD
42,000 4.900%,  4/15/2029 41,978
57,000 4.625%,  6/15/2030 55,891
Marriott Vacations Worldwide
Corporation, Convertible
67,000 Zero Coupon,  1/15/2026 64,112
160,000 3.250%,  12/15/2027 149,680
Match Group Holdings II, LLC
26,000 4.125%,  8/1/2030
a
23,486

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Consumer Cyclical  2.0% - continued
Mattamy Group Corporation
$ 51,000 5.250%,  12/15/2027
a
$ 49,966
McDonald's Corporation
39,000 4.950%,  8/14/2033 38,725
Melco Resorts Finance, Ltd.
75,000 5.375%,  12/4/2029
a
69,132
70,000 7.625%,  4/17/2032
a
69,880
Meritage Homes Corporation,
Convertible
58,000 1.750%,  5/15/2028
a
58,116
Michaels Companies, Inc.
40,000 5.250%,  5/1/2028
a
31,106
NCL Corporation, Ltd.
5,000 5.875%,  3/15/2026
a
5,018
73,000 5.875%,  2/15/2027
a
73,335
54,000 6.750%,  2/1/2032
a
54,843
Nordstrom, Inc.
38,000 4.250%,  8/1/2031
g
33,513
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
a,g
63,766
PetSmart, Inc./PetSmart Finance
Corporation
82,000 4.750%,  2/15/2028
a
78,590
25,000 7.750%,  2/15/2029
a
24,919
Phinia, Inc.
36,000 6.625%,  10/15/2032
a
36,074
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
32,000 5.750%,  4/15/2026
a
32,077
QVC, Inc.
17,000 6.875%,  4/15/2029
a
14,175
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
44,814
47,000 9.750%,  4/15/2029
a
51,333
Raven Acquisition Holdings, LLC
25,000 6.875%,  11/15/2031
a
24,942
Royal Caribbean Cruises, Ltd.
123,000 4.250%,  7/1/2026
a
121,310
17,000 5.625%,  9/30/2031
a
16,874
S&S Holdings, LLC
46,000 8.375%,  10/1/2031
a
46,159
Saks Global Enterprises, LLC
59,000 11.000%,  12/15/2029
a
56,499
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
20,000 6.625%,  3/1/2030
a
19,473
SeaWorld Parks and
Entertainment, Inc.
65,000 5.250%,  8/15/2029
a
62,817
Service Corporation International/
US
27,000 3.375%,  8/15/2030 23,961
38,000 5.750%,  10/15/2032 37,339
Six Flags Entertainment
Corporation
14,000 7.250%,  5/15/2031
a
14,422
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
14,000 6.625%,  5/1/2032
a
14,303
Six Flags Theme Parks, Inc.
13,000 7.000%,  7/1/2025
a,g
13,020
Sonic Automotive, Inc.
35,000 4.875%,  11/15/2031
a
32,279
Principal
Amount Long-Term Fixed Income  46.7% Value
Consumer Cyclical  2.0% - continued
Staples, Inc.
$ 57,000 10.750%,  9/1/2029
a
$ 55,863
Station Casinos, LLC
47,000 4.625%,  12/1/2031
a
42,666
Tenneco, Inc.
52,000 8.000%,  11/17/2028
a
49,636
Toyota Motor Credit Corporation
39,000 5.550%,  11/20/2030 40,314
39,000 4.800%,  1/5/2034 37,942
80,000 5.350%,  1/9/2035 80,419
Tractor Supply Company
40,000 5.250%,  5/15/2033 39,950
Uber Technologies, Inc.
51,000 5.350%,  9/15/2054 47,159
60,000 4.800%,  9/15/2034 57,448
Uber Technologies, Inc.,
Convertible
80,000 Zero Coupon,  12/15/2025 83,227
132,000 0.875%,  12/1/2028 153,120
Vail Resorts, Inc., Convertible
83,000 Zero Coupon,  1/1/2026 79,058
VICI Properties, LP/VICI Note
Company, Inc.
140,000 5.750%,  2/1/2027
a
141,304
Victoria's Secret & Company
73,000 4.625%,  7/15/2029
a,g
67,063
Viking Cruises, Ltd.
139,000 5.875%,  9/15/2027
a
138,741
Volkswagen Group of America
Finance, LLC
14,000 3.350%,  5/13/2025
a
13,944
Walgreens Boots Alliance, Inc.
48,000 3.200%,  4/15/2030 39,864
WASH Multifamily Acquisition, Inc.
42,000 5.750%,  4/15/2026
a
41,977
Wyndham Hotels & Resorts, Inc.
47,000 4.375%,  8/15/2028
a
45,157
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
65,000 7.125%,  2/15/2031
a
67,966
Yum! Brands, Inc.
74,000 4.750%,  1/15/2030
a
71,042
ZF North America Capital, Inc.
47,000 7.125%,  4/14/2030
a
46,999
25,000 6.750%,  4/23/2030
a
24,565
Total 8,237,715
Consumer Non-Cyclical  2.0%
1375209 B.C., Ltd.
27,000 9.000%,  1/30/2028
a
27,039
AbbVie, Inc.
98,000 5.500%,  3/15/2064 94,171
112,000 4.500%,  5/14/2035 105,310
59,000 5.350%,  3/15/2044 57,765
Acadia Healthcare Company, Inc.
37,000 5.000%,  4/15/2029
a
35,183
AdaptHealth, LLC
118,000 4.625%,  8/1/2029
a
108,463
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
88,000 4.625%,  1/15/2027
a
86,434
91,000 3.500%,  3/15/2029
a
83,714

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Consumer Non-Cyclical  2.0% - continued
Altria Group, Inc.
$ 39,000 6.200%,  11/1/2028 $ 40,594
Amgen, Inc.
57,000 5.150%,  3/2/2028 57,644
Anheuser-Busch InBev Worldwide,
Inc.
117,000 5.000%,  6/15/2034 115,366
ANI Pharmaceuticals, Inc.,
Convertible
69,000 2.250%,  9/1/2029
a
71,335
AstraZeneca Finance, LLC
87,000 1.750%,  5/28/2028 79,364
58,000 5.000%,  2/26/2034 57,412
BAT Capital Corporation
44,000 6.343%,  8/2/2030 46,472
40,000 7.750%,  10/19/2032 45,387
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,751
Bausch Health Companies, Inc.
53,000 5.500%,  11/1/2025
a
52,006
56,000 4.875%,  6/1/2028
a,g
45,368
30,000 11.000%,  9/30/2028
a
27,979
Becton, Dickinson and Company
44,000 4.693%,  2/13/2028 43,937
56,000 2.823%,  5/20/2030 50,307
BellRing Brands, Inc.
48,000 7.000%,  3/15/2030
a
49,755
BioMarin Pharmaceutical, Inc.,
Convertible
107,000 1.250%,  5/15/2027 98,746
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 60,139
Bristol-Myers Squibb Company
78,000 5.550%,  2/22/2054 75,718
39,000 5.750%,  2/1/2031 40,721
19,000 5.900%,  11/15/2033 19,976
Bunge, Ltd. Finance Corporation
21,000 4.650%,  9/17/2034 19,896
Campbell's Company
124,000 5.400%,  3/21/2034 123,545
Cargill, Inc.
84,000 2.125%,  11/10/2031
a
70,361
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
22,000 9.500%,  10/15/2029
a
21,912
Cencora, Inc.
44,000 5.150%,  2/15/2035 42,976
Central Garden & Pet Company
33,000 4.125%,  10/15/2030 30,003
Champ Acquisition Corporation
20,000 8.375%,  12/1/2031
a
20,829
Charles River Laboratories
International, Inc.
33,000 4.000%,  3/15/2031
a
29,666
Chefs' Warehouse, Inc.,
Convertible
104,000 2.375%,  12/15/2028 141,303
CHS/Community Health Systems,
Inc.
63,000 5.625%,  3/15/2027
a
61,170
22,000 8.000%,  12/15/2027
a
21,859
36,000 4.750%,  2/15/2031
a
29,377
40,000 10.875%,  1/15/2032
a
41,199
Principal
Amount Long-Term Fixed Income  46.7% Value
Consumer Non-Cyclical  2.0% - continued
Cigna Group
$ 39,000 5.600%,  2/15/2054 $ 36,568
49,000 2.400%,  3/15/2030 43,170
Coca-Cola Company
39,000 5.300%,  5/13/2054 37,585
Concentra Escrow Issuer
Corporation
24,000 6.875%,  7/15/2032
a
24,817
Constellation Brands, Inc.
39,000 4.800%,  1/15/2029 38,760
75,000 3.150%,  8/1/2029 69,290
27,000 4.900%,  5/1/2033 25,942
CVS Health Corporation
41,000 7.000%,  3/10/2055
b
41,413
78,000 6.050%,  6/1/2054 74,285
31,000 6.750%,  12/10/2054
b
30,649
43,000 5.000%,  2/20/2026 43,076
30,000 4.300%,  3/25/2028 29,293
117,000 4.780%,  3/25/2038 102,767
125,000 6.000%,  6/1/2044 119,948
DaVita, Inc.
28,000 3.750%,  2/15/2031
a
24,640
43,000 6.875%,  9/1/2032
a
43,604
Diageo Capital plc
42,000 2.000%,  4/29/2030 36,492
70,000 5.625%,  10/5/2033 71,927
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
a
49,297
Eli Lilly & Company
78,000 5.000%,  2/9/2054 71,685
80,000 4.700%,  2/27/2033 78,679
Embecta Corporation
29,000 5.000%,  2/15/2030
a
26,965
21,000 6.750%,  2/15/2030
a
20,057
Encompass Health Corporation
38,000 4.500%,  2/1/2028 37,094
Endo Finance Holdings, Inc.
27,000 8.500%,  4/15/2031
a,g
28,881
Energizer Holdings, Inc.
40,000 4.750%,  6/15/2028
a
38,420
24,000 4.375%,  3/31/2029
a
22,438
Envista Holdings Corporation,
Convertible
8,000 2.375%,  6/1/2025
g
8,640
53,000 1.750%,  8/15/2028 47,965
Fortrea Holdings, Inc.
10,000 7.500%,  7/1/2030
a,g
10,039
GE HealthCare Technologies, Inc.
58,000 6.377%,  11/22/2052 62,307
General Mills, Inc.
16,000 4.950%,  3/29/2033 15,648
Gilead Sciences, Inc.
44,000 5.250%,  10/15/2033 44,246
Grifols SA
29,000 4.750%,  10/15/2028
a
26,828
HCA, Inc.
35,000 5.950%,  9/15/2054 33,491
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
51,000 7.875%,  9/1/2025
a
50,973
HLF Financing SARL, LLC/
Herbalife International, Inc.
28,000 4.875%,  6/1/2029
a
18,932

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Consumer Non-Cyclical  2.0% - continued
Insulet Corporation, Convertible
$ 212,000 0.375%,  9/1/2026 $ 280,792
Integer Holdings Corporation,
Convertible
114,000 2.125%,  2/15/2028 193,914
Jazz Investments I, Ltd.,
Convertible
154,000 2.000%,  6/15/2026 157,465
130,000 3.125%,  9/15/2030
a
140,725
Jazz Securities DAC
21,000 4.375%,  1/15/2029
a
20,004
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
105,000 2.500%,  1/15/2027 100,069
47,000 3.625%,  1/15/2032 41,585
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
75,000 5.950%,  4/20/2035
a
76,000
Johnson & Johnson
78,000 5.250%,  6/1/2054 76,508
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
49,000 9.000%,  2/15/2029
a
50,929
Keurig Dr Pepper, Inc.
69,000 3.200%,  5/1/2030 63,216
76,000 5.300%,  3/15/2034 75,943
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 44,513
Kroger Company
37,000 4.500%,  1/15/2029 36,587
Lamb Weston Holdings, Inc.
26,000 4.375%,  1/31/2032
a
23,656
LifePoint Health, Inc.
53,000 9.875%,  8/15/2030
a
56,540
33,000 11.000%,  10/15/2030
a
36,487
19,000 10.000%,  6/1/2032
a
18,522
Mattel, Inc.
122,000 3.375%,  4/1/2026
a
119,692
Medline Borrower, LP/Medline Co-
Issuer, Inc.
29,000 6.250%,  4/1/2029
a
29,468
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 39,476
Mozart Debt Merger Sub, Inc.
92,000 3.875%,  4/1/2029
a
85,846
56,000 5.250%,  10/1/2029
a
54,260
MPH Acquisition Holdings, LLC
14,559 5.750%,  12/31/2030
a
11,647
7,603 11.500%,  12/31/2030
a
6,539
Newell Brands, Inc.
28,000 6.375%,  9/15/2027 28,502
28,000 6.625%,  9/15/2029
g
28,723
15,000 6.375%,  5/15/2030 15,187
Novartis Capital Corporation
91,000 4.700%,  9/18/2054 80,676
Organon & Company/Organon
Foreign Debt Co-Issuer BV
39,000 4.125%,  4/30/2028
a
36,991
90,000 5.125%,  4/30/2031
a
81,471
Owens & Minor, Inc.
49,000 6.625%,  4/1/2030
a,g
47,183
Principal
Amount Long-Term Fixed Income  46.7% Value
Consumer Non-Cyclical  2.0% - continued
PepsiCo, Inc.
$ 74,000 5.250%,  7/17/2054 $ 70,892
Performance Food Group, Inc.
41,000 4.250%,  8/1/2029
a
38,547
Perrigo Finance Unlimited
Company
46,000 4.900%,  6/15/2030 43,374
22,000 6.125%,  9/30/2032 21,574
Philip Morris International, Inc.
80,000 4.875%,  2/15/2028 80,422
40,000 5.625%,  11/17/2029 41,266
39,000 5.125%,  2/13/2031 39,199
40,000 5.750%,  11/17/2032 41,248
59,000 5.250%,  2/13/2034 58,562
34,000 4.900%,  11/1/2034 32,798
Post Holdings, Inc.
41,000 4.625%,  4/15/2030
a
38,138
51,000 4.500%,  9/15/2031
a
46,114
33,000 6.250%,  10/15/2034
a
32,158
Post Holdings, Inc., Convertible
207,000 2.500%,  8/15/2027 231,322
Radiology Partners, Inc.
20,000 7.775%,  1/31/2029
a
19,819
Roche Holdings, Inc.
57,000 5.218%,  3/8/2054
a
54,370
59,000 2.076%,  12/13/2031
a
49,310
Royalty Pharma plc
87,000 1.200%,  9/2/2025 85,188
53,000 5.150%,  9/2/2029 52,964
Select Medical Corporation
25,000 6.250%,  12/1/2032
a
24,560
Simmons Foods, Inc.
71,000 4.625%,  3/1/2029
a
66,170
Sotera Health Holdings, LLC
29,000 7.375%,  6/1/2031
a
29,528
Spectrum Brands, Inc.
6,000 3.875%,  3/15/2031
a
5,136
Spectrum Brands, Inc.,
Convertible
120,000 3.375%,  6/1/2029
a
117,300
Star Parent, Inc.
26,000 9.000%,  10/1/2030
a
27,360
Stryker Corporation
53,000 5.200%,  2/10/2035
c
52,643
Surgery Center Holdings, Inc.
24,000 7.250%,  4/15/2032
a
23,940
Sysco Corporation
37,000 5.950%,  4/1/2030 38,474
Takeda Pharmaceutical Company,
Ltd.
102,000 5.650%,  7/5/2054 98,751
87,000 5.000%,  11/26/2028 87,505
Tenet Healthcare Corporation
142,000 5.125%,  11/1/2027 140,459
40,000 4.375%,  1/15/2030 37,422
67,000 6.750%,  5/15/2031 68,566
Teva Pharmaceutical Finance
Netherlands III BV
33,000 3.150%,  10/1/2026 31,976
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 49,988
US Acute Care Solutions, LLC
52,000 9.750%,  5/15/2029
a
52,879

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Consumer Non-Cyclical  2.0% - continued
Varex Imaging Corporation,
Convertible
$ 79,000 4.000%,  6/1/2025 $ 78,919
Viterra Finance BV
80,000 3.200%,  4/21/2031
a
70,159
Winnebago Industries, Inc.,
Convertible
56,000 3.250%,  1/15/2030
a
51,240
Wyeth, LLC
98,000 6.500%,  2/1/2034 106,928
Zoetis, Inc.
63,000 5.600%,  11/16/2032 64,983
Total 8,495,230
Energy  1.5%
Aethon United BR, LP/Aethon
United Finance Corporation
22,000 7.500%,  10/1/2029
a
22,563
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
56,000 5.375%,  6/15/2029
a
54,749
APA Corporation
59,000 4.375%,  10/15/2028
a
57,245
Archrock Partners, LP/Archrock
Partners Finance Corporation
30,000 6.250%,  4/1/2028
a
30,148
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
56,000 8.250%,  12/31/2028
a
57,153
28,000 5.875%,  6/30/2029
a
27,551
Baytex Energy Corporation
55,000 8.500%,  4/30/2030
a
56,664
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.000%,  7/15/2029
a
46,225
BP Capital Markets America, Inc.
55,000 4.812%,  2/13/2033 53,302
50,000 5.227%,  11/17/2034 49,345
BP Capital Markets plc
50,000 4.875%,  3/22/2030
b,j
48,152
55,000 6.450%,  12/1/2033
b,j
56,158
Buckeye Partners, LP
38,000 4.500%,  3/1/2028
a
36,592
31,000 6.875%,  7/1/2029
a
31,737
California Resources Corporation
34,000 8.250%,  6/15/2029
a
34,955
Cheniere Energy Partners, LP
38,000 4.500%,  10/1/2029 36,842
39,000 3.250%,  1/31/2032 33,835
62,000 5.950%,  6/30/2033 63,352
Cheniere Energy, Inc.
34,000 5.650%,  4/15/2034 33,989
Civitas Resources, Inc.
38,000 8.375%,  7/1/2028
a
39,743
72,000 8.750%,  7/1/2031
a
75,936
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
32,706
CNX Resources Corporation,
Convertible
76,000 2.250%,  5/1/2026 162,982
Columbia Pipelines Holding
Company, LLC
42,000 6.055%,  8/15/2026
a
42,591
Principal
Amount Long-Term Fixed Income  46.7% Value
Energy  1.5% - continued
$ 79,000 6.042%,  8/15/2028
a
$ 81,181
Comstock Resources, Inc.
54,000 6.750%,  3/1/2029
a
53,026
38,000 5.875%,  1/15/2030
a
35,964
ConocoPhillips Company
78,000 4.850%,  1/15/2032 76,674
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
a
47,248
Crescent Energy Finance, LLC
83,000 7.625%,  4/1/2032
a
83,575
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
61,000 8.625%,  3/15/2029
a
63,977
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
22,931
Diamondback Energy, Inc.
92,000 5.750%,  4/18/2054 86,381
DT Midstream, Inc.
44,000 4.125%,  6/15/2029
a
41,598
Eastern Energy Gas Holdings, LLC
108,000 5.800%,  1/15/2035 109,814
Enbridge, Inc.
55,000 7.375%,  1/15/2083
b
56,089
52,000 7.625%,  1/15/2083
b
54,499
59,000 5.950%,  4/5/2054 58,050
20,000 5.700%,  3/8/2033 20,263
Enerflex, Ltd.
19,000 9.000%,  10/15/2027
a
19,723
Energy Transfer, LP
40,000 5.950%,  5/15/2054 38,486
100,000 8.000%,  5/15/2054
b
105,541
39,000 6.050%,  9/1/2054 38,004
47,000 6.750%,  5/15/2025
b,j
46,839
39,000 4.400%,  3/15/2027 38,694
17,000 7.125%,  5/15/2030
b,j
17,241
40,000 6.400%,  12/1/2030 42,223
Enterprise Products Operating,
LLC
51,000 5.550%,  2/16/2055 49,040
38,000 4.150%,  10/16/2028 37,235
EQM Midstream Partners, LP
68,000 4.750%,  1/15/2031
a
64,742
Genesis Energy LP/Genesis
Energy Finance Corporation
45,000 8.875%,  4/15/2030 46,649
68,000 7.875%,  5/15/2032 68,114
Harvest Midstream I, LP
66,000 7.500%,  9/1/2028
a
67,502
Hess Midstream Operations, LP
61,000 4.250%,  2/15/2030
a
57,059
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
a
68,036
27,000 6.000%,  4/15/2030
a
26,181
53,000 6.250%,  4/15/2032
a
50,333
Howard Midstream Energy
Partners, LLC
79,000 7.375%,  7/15/2032
a
82,126
ITT Holdings, LLC
50,000 6.500%,  8/1/2029
a
46,730
Kinder Morgan, Inc.
72,000 5.950%,  8/1/2054 70,002

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Energy  1.5% - continued
Kodiak Gas Services, LLC
$ 33,000 7.250%,  2/15/2029
a
$ 33,967
Laredo Petroleum, Inc.
48,000 7.750%,  7/31/2029
a,g
48,172
MEG Energy Corporation
38,000 5.875%,  2/1/2029
a
37,416
MPLX, LP
94,000 1.750%,  3/1/2026 91,047
19,000 5.000%,  3/1/2033 18,343
55,000 5.500%,  6/1/2034 54,333
Nabors Industries, Inc.
27,000 7.375%,  5/15/2027
a
27,197
69,000 9.125%,  1/31/2030
a
71,622
National Fuel Gas Company
82,000 5.500%,  1/15/2026 82,405
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
22,000 8.125%,  2/15/2029
a
22,575
33,000 8.375%,  2/15/2032
a
33,947
Noble Finance II, LLC
27,000 8.000%,  4/15/2030
a
27,471
Northern Oil and Gas, Inc.
56,000 8.750%,  6/15/2031
a
58,721
Northern Oil and Gas, Inc.,
Convertible
110,000 3.625%,  4/15/2029 126,390
NuStar Logistics, LP
54,000 6.375%,  10/1/2030 54,994
Occidental Petroleum Corporation
25,000 5.000%,  8/1/2027 25,018
78,000 8.875%,  7/15/2030 89,234
ONEOK, Inc.
74,000 5.700%,  11/1/2054 68,744
39,000 5.650%,  11/1/2028 39,852
50,000 4.750%,  10/15/2031 48,375
Ovintiv, Inc.
46,000 5.650%,  5/15/2028 46,748
PBF Holding Company, LLC/PBF
Finance Corporation
43,000 6.000%,  2/15/2028 42,379
Permian Resources Operating,
LLC
59,000 6.250%,  2/1/2033
a
59,143
Permian Resources Operating,
LLC, Convertible
38,000 3.250%,  4/1/2028 97,354
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 47,906
Prairie Acquiror, LP
45,000 9.000%,  8/1/2029
a
46,537
Precision Drilling Corporation
29,000 6.875%,  1/15/2029
a
29,251
Range Resources Corporation
45,000 4.750%,  2/15/2030
a
42,797
Rockies Express Pipeline, LLC
69,000 4.950%,  7/15/2029
a
66,150
Saturn Oil & Gas, Inc.
34,000 9.625%,  6/15/2029
a
33,937
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
a
23,431
Principal
Amount Long-Term Fixed Income  46.7% Value
Energy  1.5% - continued
SM Energy Company
$ 30,000 6.500%,  7/15/2028 $ 30,033
19,000 7.000%,  8/1/2032
a
18,973
South Bow USA Infrastructure
Holdings, LLC
20,000 5.584%,  10/1/2034
a
19,450
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
27,000 5.875%,  3/1/2027 26,876
Suncor Energy, Inc.
39,000 7.150%,  2/1/2032 42,243
Sunoco, LP
82,000 7.000%,  5/1/2029
a
84,756
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 44,042
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
52,000 5.500%,  1/15/2028
a
50,866
41,000 7.375%,  2/15/2029
a
41,733
Talos Production, Inc.
29,000 9.000%,  2/1/2029
a
30,158
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 98,840
TGNR Intermediate Holdings, LLC
59,000 5.500%,  10/15/2029
a
56,025
TotalEnergies Capital SA
117,000 5.488%,  4/5/2054 111,287
TransCanada Trust
100,000 5.875%,  8/15/2076
b
98,540
Transocean Titan Financing, Ltd.
54,000 8.375%,  2/1/2028
a
55,342
Transocean, Inc.
75,650 8.750%,  2/15/2030
a
78,900
UGI Corporation, Convertible
58,000 5.000%,  6/1/2028
a
70,035
USA Compression Partners, LP/
USA Compression Finance
Corporation
47,000 7.125%,  3/15/2029
a
48,096
Valaris, Ltd.
56,000 8.375%,  4/30/2030
a
57,509
Venture Global Calcasieu Pass,
LLC
35,000 3.875%,  8/15/2029
a
32,376
35,000 4.125%,  8/15/2031
a
31,642
Venture Global LNG, Inc.
101,000 8.125%,  6/1/2028
a
105,550
44,000 9.000%,  9/30/2029
a,b,j
45,851
114,000 8.375%,  6/1/2031
a
119,981
48,000 9.875%,  2/1/2032
a
52,840
Viridien SA
14,000 8.750%,  4/1/2027
a
14,151
Williams Companies, Inc.
69,000 4.900%,  3/15/2029 68,697
37,000 2.600%,  3/15/2031 31,945
35,000 5.600%,  3/15/2035 35,130
Total 6,353,608

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Financials  5.0%
Acrisure, LLC/Acrisure Finance,
Inc.
$ 19,000 4.250%,  2/15/2029
a
$ 17,976
28,000 7.500%,  11/6/2030
a
28,949
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
40,000 6.950%,  3/10/2055
b
41,006
54,000 6.500%,  7/15/2025 54,340
103,000 3.000%,  10/29/2028 95,955
Agree, LP
38,000 5.625%,  6/15/2034 38,202
Air Lease Corporation
29,000 2.300%,  2/1/2025 29,000
17,000 3.375%,  7/1/2025 16,895
77,000 4.650%,  6/15/2026
b,j
75,135
46,000 3.125%,  12/1/2030 41,096
Aircastle, Ltd.
50,000 5.250%,  6/15/2026
a,b,j
49,321
46,000 2.850%,  1/26/2028
a
42,987
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
27,000 4.250%,  10/15/2027
a
26,123
55,000 6.750%,  4/15/2028
a
55,581
40,000 7.000%,  1/15/2031
a
40,701
Ally Financial, Inc.
86,000 4.700%,  5/15/2026
b,j
82,460
112,000 8.000%,  11/1/2031 125,660
42,000 6.700%,  2/14/2033 43,185
American Express Company
50,000 3.550%,  9/15/2026
b,j
48,204
American International Group, Inc.
79,000 5.125%,  3/27/2033 78,277
AmWINS Group, Inc.
22,000 6.375%,  2/15/2029
a
22,255
66,000 4.875%,  6/30/2029
a
62,862
Aon North America, Inc.
78,000 5.750%,  3/1/2054 76,551
Apollo Debt Solutions BDC
60,000 6.700%,  7/29/2031
a
62,026
Arbor Realty Trust, Inc.,
Convertible
8,000 7.500%,  8/1/2025 8,020
Ares Capital Corporation
15,000 4.250%,  3/1/2025 14,989
100,000 2.150%,  7/15/2026 95,989
47,000 5.875%,  3/1/2029 47,585
Ares Strategic Income Fund
39,000 5.600%,  2/15/2030
a
38,523
Arthur J. Gallagher & Company
59,000 5.750%,  7/15/2054 57,744
27,000 5.000%,  2/15/2032 26,528
Assurant, Inc.
62,000 6.100%,  2/27/2026 62,514
Aviation Capital Group, LLC
42,000 4.875%,  10/1/2025
a
41,971
Avolon Holdings Funding, Ltd.
85,000 4.250%,  4/15/2026
a
84,118
79,000 5.750%,  3/1/2029
a
79,987
Azorra Finance, Ltd.
63,000 7.750%,  4/15/2030
a
63,758
Banco Santander SA
22,000 4.750%,  11/12/2026
b,g,j
21,070
Principal
Amount Long-Term Fixed Income  46.7% Value
Financials  5.0% - continued
Bank of America Corporation
$ 51,000 6.100%,  3/17/2025
b,j
$ 50,934
146,000 1.197%,  10/24/2026
b
142,322
70,000 6.125%,  4/27/2027
b,j
70,779
60,000 1.734%,  7/22/2027
b
57,415
80,000 4.376%,  4/27/2028
b
79,224
112,000 3.593%,  7/21/2028
b
108,708
32,000 4.948%,  7/22/2028
b
32,100
70,000 5.819%,  9/15/2029
b
71,942
180,000 3.974%,  2/7/2030
b
173,207
91,000 5.162%,  1/24/2031
b
91,282
135,000 2.687%,  4/22/2032
b
117,132
59,000 2.572%,  10/20/2032
b
50,193
82,000 2.972%,  2/4/2033
b
70,915
59,000 5.468%,  1/23/2035
b
59,141
149,000 5.425%,  8/15/2035
b
145,226
40,000 3.846%,  3/8/2037
b
35,554
Bank of Montreal
62,000 5.203%,  2/1/2028 62,681
40,000 3.088%,  1/10/2037
b
33,255
Bank of New York Mellon
Corporation
39,000 6.317%,  10/25/2029
b
40,977
67,000 4.596%,  7/26/2030
b
66,185
39,000 6.474%,  10/25/2034
b
42,124
Bank of Nova Scotia
36,000 4.900%,  6/4/2025
b,j
35,888
Barclays plc
45,000 6.125%,  12/15/2025
b,j
45,106
35,000 2.852%,  5/7/2026
b
34,807
85,000 5.501%,  8/9/2028
b
85,954
57,000 4.972%,  5/16/2029
b
56,791
50,000 6.224%,  5/9/2034
b
51,715
40,000 7.119%,  6/27/2034
b
42,784
BlackRock Funding, Inc.
39,000 5.250%,  3/14/2054 36,938
Blackstone Mortgage Trust, Inc.,
Convertible
13,000 5.500%,  3/15/2027 12,545
Blackstone Private Credit Fund
50,000 5.600%,  11/22/2029
a
49,428
Blue Owl Capital Corporation II
38,000 8.450%,  11/15/2026 39,766
Blue Owl Credit Income
Corporation
61,000 4.700%,  2/8/2027 60,317
Blue Owl Technology Finance
Corporation
19,000 4.750%,  12/15/2025
a
18,849
56,000 3.750%,  6/17/2026
a
54,346
90,000 6.100%,  3/15/2028
a
90,319
Blue Owl Technology Finance
Corporation II
20,000 6.750%,  4/4/2029 20,300
BNP Paribas SA
57,000 3.132%,  1/20/2033
a,b
49,057
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 71,634
Burford Capital Global Finance,
LLC
64,000 9.250%,  7/1/2031
a
68,564
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
b,j
28,937
62,000 3.273%,  3/1/2030
b
57,582

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Financials  5.0% - continued
Centene Corporation
$ 163,000 3.000%,  10/15/2030 $ 141,136
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
b,j
103,560
83,000 0.900%,  3/11/2026 79,747
94,000 4.000%,  6/1/2026
b,j
91,733
56,000 2.000%,  3/20/2028 51,623
39,000 6.136%,  8/24/2034
b
40,988
Citadel, LP
60,000 6.375%,  1/23/2032
a
61,016
Citigroup, Inc.
47,000 4.000%,  12/10/2025
b,j
46,326
95,000 3.875%,  2/18/2026
b,j
93,023
132,000 1.122%,  1/28/2027
b
127,346
145,000 1.462%,  6/9/2027
b
138,687
81,000 3.070%,  2/24/2028
b
78,192
26,000 7.375%,  5/15/2028
b,g,j
26,984
54,000 7.625%,  11/15/2028
b,j
56,568
150,000 4.075%,  4/23/2029
b
146,365
34,000 7.125%,  8/15/2029
b,j
34,890
39,000 6.174%,  5/25/2034
b
39,747
45,000 7.000%,  8/15/2034
b,j
46,890
69,000 6.020%,  1/24/2036
b
69,272
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,j
52,503
32,000 5.718%,  7/23/2032
b
32,293
CNA Financial Corporation
78,000 5.125%,  2/15/2034 76,279
Coinbase Global, Inc., Convertible
121,000 0.500%,  6/1/2026 134,310
127,000 0.250%,  4/1/2030
a
148,082
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,j
35,879
21,000 5.982%,  1/30/2030
b
21,206
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
a
38,546
Constellation Insurance, Inc.
17,000 6.800%,  1/24/2030
a
16,728
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
a,b
28,603
COPT Defense Properties, LP
78,000 2.250%,  3/15/2026 75,734
COPT Defense Properties, LP,
Convertible
25,000 5.250%,  9/15/2028
a
28,138
Corebridge Financial, Inc.
63,000 6.375%,  9/15/2054
b
62,292
39,000 6.875%,  12/15/2052
b
40,108
41,000 6.050%,  9/15/2033 42,359
47,000 5.750%,  1/15/2034 47,808
Cousins Properties, LP
15,000 5.375%,  2/15/2032 14,784
Credit Acceptance Corporation
51,000 9.250%,  12/15/2028
a
54,344
Credit Agricole SA
37,000 3.250%,  1/14/2030
a
33,635
Credit Suisse Group AG
26,000 7.250%,  N/A
*,k
2,210
36,000 7.500%,  N/A
*,k
3,060
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,j
60,831
Principal
Amount Long-Term Fixed Income  46.7% Value
Financials  5.0% - continued
Deutsche Bank AG/New York, NY
$ 127,000 2.129%,  11/24/2026
b
$ 124,188
66,000 2.311%,  11/16/2027
b
62,931
56,000 6.819%,  11/20/2029
b
58,983
61,000 3.742%,  1/7/2033
b
52,588
Digital Realty Trust, LP, Convertible
92,000 1.875%,  11/15/2029
a
92,874
Discover Bank
75,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
76,000
Discover Financial Services
20,000 6.700%,  11/29/2032 21,385
Diversified Healthcare Trust
32,000 Zero Coupon,  1/15/2026
a
30,441
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
a
87,927
Elevance Health, Inc.
78,000 5.650%,  6/15/2054 74,546
123,000 2.550%,  3/15/2031 106,679
Encore Capital Group, Inc.,
Convertible
82,000 4.000%,  3/15/2029 84,829
Extra Space Storage, LP
38,000 5.900%,  1/15/2031 39,313
40,000 2.400%,  10/15/2031 33,475
Fairfax Financial Holdings, Ltd.
59,000 6.350%,  3/22/2054 60,306
Federal Realty OP, LP, Convertible
25,000 3.250%,  1/15/2029
a
25,388
Fifth Third Bancorp
52,000 4.500%,  9/30/2025
b,j
51,310
41,000 4.772%,  7/28/2030
b
40,329
Fifth Third Bank NA
101,000 3.850%,  3/15/2026 99,872
FirstCash, Inc.
69,000 5.625%,  1/1/2030
a
67,536
Fortress Transportation and
Infrastructure Investors, LLC
29,000 5.500%,  5/1/2028
a
28,346
63,000 7.000%,  5/1/2031
a
63,849
40,000 7.000%,  6/15/2032
a
40,552
25,000 5.875%,  4/15/2033
a
23,919
Freedom Mortgage Corporation
22,000 7.625%,  5/1/2026
a
22,116
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
67,844
28,000 9.125%,  5/15/2031
a
28,980
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 39,378
38,000 2.625%,  1/15/2027 36,097
GGAM Finance, Ltd.
22,000 7.750%,  5/15/2026
a
22,345
28,000 8.000%,  6/15/2028
a
29,533
66,000 5.875%,  3/15/2030
a
65,341
Global Aircraft Leasing Company,
Ltd.
72,000 8.750%,  9/1/2027
a
73,961
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
82,000 3.750%,  12/15/2027
a
76,215

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Financials  5.0% - continued
goeasy, Ltd.
$ 44,000 9.250%,  12/1/2028
a
$ 46,988
29,000 7.625%,  7/1/2029
a
29,975
18,000 6.875%,  5/15/2030
a
18,275
Goldman Sachs BDC, Inc.
35,000 6.375%,  3/11/2027 35,747
Goldman Sachs Group, Inc.
40,000
7.379%,  (H15T 5Y +
3.623%), 8/10/2025
b,j
40,245
43,000 0.855%,  2/12/2026
b
42,958
48,000 3.650%,  8/10/2026
b,j
46,137
50,000 4.125%,  11/10/2026
b,j
48,320
97,000 1.948%,  10/21/2027
b
92,375
40,000 2.640%,  2/24/2028
b
38,270
166,000 3.615%,  3/15/2028
b
161,894
81,000 4.482%,  8/23/2028
b
80,282
75,000 3.814%,  4/23/2029
b
72,493
37,000 3.800%,  3/15/2030 34,917
37,000 2.615%,  4/22/2032
b
31,766
38,000 2.383%,  7/21/2032
b
32,033
31,000 6.125%,  11/10/2034
b,j
30,280
73,000 5.330%,  7/23/2035
b
71,823
110,000 5.016%,  10/23/2035
b
105,681
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 33,879
23,000
6.910%,  (TSFR3M +
2.387%), 2/12/2047
a,b
21,420
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
a
9,765
32,000 3.750%,  8/15/2028
a
38,032
HSBC Holdings plc
35,000 1.645%,  4/18/2026
b
34,774
105,000 4.583%,  6/19/2029
b
103,181
45,000 2.804%,  5/24/2032
b
38,647
HUB International, Ltd.
79,000 7.250%,  6/15/2030
a
81,684
Huntington Bancshares, Inc./OH
31,000 4.450%,  10/15/2027
b,j
29,786
93,000 5.709%,  2/2/2035
b
93,075
61,000 6.141%,  11/18/2039
b
61,246
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
17,000 6.250%,  5/15/2026 16,976
112,000 5.250%,  5/15/2027 108,555
ING Groep NV
76,000 1.726%,  4/1/2027
b
73,350
54,000 6.083%,  9/11/2027
b
55,013
Intercontinental Exchange, Inc.
61,000 4.350%,  6/15/2029 59,882
Intesa Sanpaolo SPA
34,000 4.198%,  6/1/2032
a,b
30,174
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 53,262
J.P. Morgan Chase & Company
69,000 4.600%,  2/1/2025
b,j
69,000
42,000 4.000%,  4/1/2025
b,j
41,862
55,000 3.650%,  6/1/2026
b,j
53,598
162,000 1.045%,  11/19/2026
b
157,381
76,000 1.578%,  4/22/2027
b
73,195
112,000 4.005%,  4/23/2029
b
109,173
38,000 2.069%,  6/1/2029
b
34,748
Principal
Amount Long-Term Fixed Income  46.7% Value
Financials  5.0% - continued
$ 31,000 6.500%,  4/1/2030
b,c,j
$ 31,344
149,000 4.493%,  3/24/2031
b
145,642
40,000 2.963%,  1/25/2033
b
34,782
42,000 4.912%,  7/25/2033
b
41,174
40,000 5.717%,  9/14/2033
b
40,757
37,000 5.350%,  6/1/2034
b
37,098
35,000 6.254%,  10/23/2034
b
37,086
20,000 5.336%,  1/23/2035
b
19,953
69,000 5.766%,  4/22/2035
b
70,772
42,000 5.502%,  1/24/2036
b
42,249
65,000 5.534%,  11/29/2045
b
63,834
Jane Street Group/JSG Finance,
Inc.
45,000 4.500%,  11/15/2029
a
42,493
15,000 7.125%,  4/30/2031
a
15,503
25,000 6.125%,  11/1/2032
a
24,879
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
23,000 5.000%,  8/15/2028
a
21,779
37,000 6.625%,  10/15/2031
a
37,174
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,953
55,000 9.500%,  2/15/2029
a
58,777
KeyBank NA/Cleveland, OH
56,000 3.900%,  4/13/2029 53,017
75,000 5.000%,  1/26/2033 72,383
Kilroy Realty, LP
59,000 4.250%,  8/15/2029 55,538
28,000 6.250%,  1/15/2036 27,588
Kite Realty Group, LP, Convertible
5,000 0.750%,  4/1/2027
a
5,123
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
28,000 4.250%,  2/1/2027
a
27,239
74,000 4.750%,  6/15/2029
a
70,392
Liberty Mutual Group, Inc.
15,000 4.125%,  12/15/2051
a,b
14,349
Lincoln National Corporation
40,000
7.105%,  (TSFR3M +
2.619%), 2/18/2025
b
33,608
Lloyds Banking Group plc
127,000 1.627%,  5/11/2027
b
121,942
M&T Bank Corporation
82,000 3.500%,  9/1/2026
b,j
77,280
Macquarie Airfinance Holdings,
Ltd.
15,000 6.400%,  3/26/2029
a
15,457
40,000 5.150%,  3/17/2030
a
39,348
14,000 6.500%,  3/26/2031
a
14,511
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
a,b
72,141
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 34,591
MetLife, Inc.
37,000 3.850%,  9/15/2025
b,j
36,647
40,000 5.875%,  3/15/2028
b,j
39,890
51,000 6.400%,  12/15/2036 52,087
Metropolitan Life Global Funding I
71,000 2.950%,  4/9/2030
a
64,438
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 72,591

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Financials  5.0% - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 78,000 1.538%,  7/20/2027
b
$ 74,479
Mizuho Financial Group, Inc.
99,000 1.554%,  7/9/2027
b
94,566
82,000 2.564%,  9/13/2031 69,084
40,000 5.748%,  7/6/2034
b
40,938
Molina Healthcare, Inc.
22,000 4.375%,  6/15/2028
a
21,147
29,000 6.250%,  1/15/2033
a
28,792
Morgan Stanley
49,000 5.516%,  11/19/2055
b
47,435
35,000 2.630%,  2/18/2026
b
34,968
20,000 2.188%,  4/28/2026
b
19,877
126,000 0.985%,  12/10/2026
b
121,988
76,000 1.593%,  5/4/2027
b
73,088
80,000 1.512%,  7/20/2027
b
76,316
27,000 5.123%,  2/1/2029
b
27,156
238,000 3.622%,  4/1/2031
b
222,179
40,000 2.943%,  1/21/2033
b
34,484
41,000 4.889%,  7/20/2033
b
39,794
40,000 5.250%,  4/21/2034
b
39,514
14,000 5.424%,  7/21/2034
b
14,000
32,000 5.831%,  4/19/2035
b
32,732
32,000 5.587%,  1/18/2036
b
32,279
85,000 2.484%,  9/16/2036
b
69,866
MPT Operating Partnership, LP/
MPT Finance Corporation
33,000 8.500%,  2/15/2032
a,c
33,512
Nasdaq, Inc.
42,000 5.350%,  6/28/2028 42,685
Nationstar Mortgage Holdings,
Inc.
14,000 5.500%,  8/15/2028
a
13,745
44,000 5.125%,  12/15/2030
a
41,565
NatWest Group plc
37,000 4.892%,  5/18/2029
b
36,763
95,000 6.475%,  6/1/2034
b
97,870
Navient Corporation
16,000 5.000%,  3/15/2027 15,722
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
18,000 4.500%,  9/30/2028
a
16,825
New Mountain Finance
Corporation, Convertible
13,000 7.500%,  10/15/2025 13,163
New York Life Global Funding
37,000 4.550%,  1/28/2033
a
35,471
39,000 5.000%,  1/9/2034
a
38,432
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,b
136,097
NNN REIT, Inc.
37,000 2.500%,  4/15/2030 32,539
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 52,702
68,000 5.783%,  7/3/2034 68,898
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 38,731
OneMain Finance Corporation
105,000 3.500%,  1/15/2027 101,021
127,000 3.875%,  9/15/2028 118,633
Panther Escrow Issuer, LLC
78,000 7.125%,  6/1/2031
a
79,877
Principal
Amount Long-Term Fixed Income  46.7% Value
Financials  5.0% - continued
Park Intermediate Holdings, LLC
$ 78,000 4.875%,  5/15/2029
a
$ 74,517
Pebblebrook Hotel Trust,
Convertible
270,000 1.750%,  12/15/2026 251,802
PNC Bank NA
37,000 2.700%,  10/22/2029 33,387
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,j
42,363
42,000 5.582%,  6/12/2029
b
42,893
52,000 6.250%,  3/15/2030
b,j
52,231
39,000 6.875%,  10/20/2034
b
42,732
PRA Group, Inc.
42,000 8.375%,  2/1/2028
a
43,267
Prologis Targeted US Logistics
Fund, LP
57,000 5.250%,  4/1/2029
a
57,580
37,000 5.250%,  1/15/2035
a
36,205
Prologis, LP
47,000 5.250%,  3/15/2054 44,086
Provident Financing Trust I
36,000 7.405%,  3/15/2038 37,963
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
b
37,712
39,000 6.750%,  3/1/2053
b
40,412
98,000 6.500%,  3/15/2054
b
99,575
36,000 3.700%,  10/1/2050
b
32,081
Realty Income Corporation
83,000 3.200%,  1/15/2027 80,626
56,000 3.950%,  8/15/2027 55,106
Redwood Trust, Inc., Convertible
12,000 7.750%,  6/15/2027 11,784
Regency Centers, LP
60,000 5.250%,  1/15/2034 59,312
Regions Financial Corporation
41,000 2.250%,  5/18/2025 40,715
52,000 5.750%,  6/15/2025
b,g,j
51,927
Reinsurance Group of America,
Inc.
43,000 6.000%,  9/15/2033 44,228
77,000 5.750%,  9/15/2034 77,580
Rexford Industrial Realty, LP,
Convertible
36,000 4.375%,  3/15/2027
a,g
35,730
53,000 4.125%,  3/15/2029
a
51,993
RGA Global Funding
36,000 5.500%,  1/11/2031
a
36,427
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,711
28,000 4.500%,  2/15/2029
a
26,700
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
23,868
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
55,000 3.625%,  3/1/2029
a
50,272
42,000 3.875%,  3/1/2031
a
37,115
40,000 4.000%,  10/15/2033
a
33,821
Ryan Specialty, LLC
15,000 4.375%,  2/1/2030
a
14,153
50,000 5.875%,  8/1/2032
a
49,544
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 74,633

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Financials  5.0% - continued
$ 41,000 2.490%,  1/6/2028
b
$ 39,071
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
b
75,447
Service Properties Trust
25,000 5.500%,  12/15/2027 24,063
39,000 8.375%,  6/15/2029 38,977
18,000 8.625%,  11/15/2031
a
19,114
Simon Property Group, LP
78,000 2.650%,  7/15/2030 69,557
39,000 6.250%,  1/15/2034 41,390
Sixth Street Lending Partners
52,000 6.125%,  7/15/2030
a
52,298
SLM Corporation
30,000 4.200%,  10/29/2025 29,939
7,000 6.500%,  1/31/2030 7,066
Societe Generale SA
35,000 1.488%,  12/14/2026
a,b
33,945
25,000 10.000%,  11/14/2028
a,b,j
27,229
Standard Chartered plc
59,000 2.608%,  1/12/2028
a,b
56,339
Starwood Property Trust, Inc.,
Convertible
69,000 6.750%,  7/15/2027 72,554
State Street Corporation
27,000 6.700%,  3/15/2029
b,j
27,529
41,000 4.421%,  5/13/2033
b
39,037
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,b
79,374
Sumitomo Mitsui Financial Group,
Inc.
59,000 2.174%,  1/14/2027 56,267
75,000 5.716%,  9/14/2028 76,979
56,000 2.142%,  9/23/2030 47,575
55,000 5.766%,  1/13/2033 56,573
Summit Hotel Properties, Inc.,
Convertible
105,000 1.500%,  2/15/2026 101,063
Synchrony Financial
28,000 5.935%,  8/2/2030
b
28,366
28,000 7.250%,  2/2/2033 29,300
Synovus Bank
40,000 5.625%,  2/15/2028 40,303
Toronto-Dominion Bank
33,000 8.125%,  10/31/2082
b
34,481
61,000 5.523%,  7/17/2028 62,268
41,000 4.456%,  6/8/2032 38,939
30,000 5.146%,  9/10/2034
b
29,345
Truist Bank
36,000 2.250%,  3/11/2030 31,197
Truist Financial Corporation
80,000 6.047%,  6/8/2027
b
81,241
38,000 1.887%,  6/7/2029
b
34,364
90,000 5.100%,  3/1/2030
b,j
86,535
68,000 5.153%,  8/5/2032
b
67,458
55,000 5.711%,  1/24/2035
b
55,547
U.S. Bancorp
67,000 4.548%,  7/22/2028
b
66,592
22,000 5.836%,  6/12/2034
b
22,486
55,000 5.678%,  1/23/2035
b
55,539
UBS Group AG
60,000 4.875%,  2/12/2027
a,b,j
58,252
82,000 3.869%,  1/12/2029
a,b
79,470
Principal
Amount Long-Term Fixed Income  46.7% Value
Financials  5.0% - continued
UniCredit SPA
$ 28,000 5.861%,  6/19/2032
a,b
$ 28,013
United Wholesale Mortgage, LLC
75,000 5.500%,  4/15/2029
a
72,715
UnitedHealth Group, Inc.
117,000 5.375%,  4/15/2054 109,504
83,000 4.200%,  5/15/2032 78,465
USB Realty Corporation
48,000
5.711%,  (TSFR3M +
1.409%), 1/15/2027
a,b,j
38,488
UWM Holdings, LLC
25,000 6.625%,  2/1/2030
a
25,051
Ventas Realty, LP, Convertible
64,000 3.750%,  6/1/2026 73,952
Vornado Realty, LP
20,000 3.400%,  6/1/2031
g
17,180
Wells Fargo & Company
67,000 3.900%,  3/15/2026
b,j
65,828
84,000 2.188%,  4/30/2026
b
83,466
41,000 3.526%,  3/24/2028
b
39,867
88,000 3.584%,  5/22/2028
b
85,495
67,000 4.808%,  7/25/2028
b
66,847
56,000 7.625%,  9/15/2028
b,g,j
59,570
152,000 4.478%,  4/4/2031
b
147,644
28,000 5.389%,  4/24/2034
b
27,778
28,000 5.557%,  7/25/2034
b
28,088
36,000 6.491%,  10/23/2034
b
38,378
158,000 5.499%,  1/23/2035
b
157,955
Welltower OP, LLC, Convertible
134,000 2.750%,  5/15/2028
a
194,702
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
52,882
Willis North America, Inc.
39,000 5.900%,  3/5/2054 38,258
74,000 4.500%,  9/15/2028 72,878
XHR, LP
38,000 4.875%,  6/1/2029
a
36,107
13,000 6.625%,  5/15/2030
a
13,140
Total 20,965,497
Foreign Government  <0.1%
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
a
63,427
Saudi Arabian Oil Company
57,000 5.750%,  7/17/2054
a
53,295
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
a
38,757
Total 155,479
Mortgage-Backed Securities  12.2%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
226,912 2.000%,  1/1/2052 179,417
1,797,739 2.500%,  5/1/2051 1,482,344
1,205,103 3.500%,  5/1/2052 1,071,154
1,009,518 4.000%,  5/1/2052 928,478
1,200,137 5.000%,  7/1/2053 1,166,332
750,670 5.500%,  7/1/2053 746,924
201,316 5.000%,  8/1/2053 196,184
381,283 5.500%,  9/1/2053 380,806

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Mortgage-Backed Securities  12.2% -
continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 940,573 2.500%,  7/1/2030 $ 896,366
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,004,564 3.500%,  5/1/2040 935,049
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,446,041 3.000%,  1/1/2052 2,099,791
358,517 2.000%,  2/1/2051 283,557
227,599 2.000%,  2/1/2051 180,013
1,186,270 2.500%,  2/1/2051 980,006
1,363,245 2.500%,  2/1/2051 1,112,777
2,454,221 2.000%,  3/1/2051 1,924,575
1,193,149 4.000%,  3/1/2051 1,104,070
2,574,995 3.000%,  3/1/2052 2,196,385
1,702,368 2.000%,  4/1/2051 1,328,602
1,580,933 3.000%,  4/1/2051 1,356,695
1,637,428 3.000%,  5/1/2050 1,411,714
429,539 2.000%,  5/1/2051 337,791
799,526 3.000%,  5/1/2051 692,985
851,025 3.000%,  6/1/2050 742,755
345,306 4.000%,  6/1/2052 316,412
373,819 5.000%,  6/1/2053 363,641
1,986,264 2.500%,  7/1/2051 1,651,707
802,941 3.500%,  7/1/2051 718,336
978,463 4.000%,  7/1/2052 896,595
952,457 2.500%,  8/1/2050 791,107
1,597,012 3.500%,  8/1/2050 1,432,271
1,851,441 3.500%,  8/1/2052 1,641,466
1,122,270 4.500%,  8/1/2052 1,057,591
250,835 5.000%,  8/1/2053 244,005
530,191 3.500%,  9/1/2052 473,279
1,263,384 3.500%,  9/1/2052 1,127,572
205,834 5.000%,  9/1/2052 199,473
271,263 4.500%,  9/1/2053 256,615
870,279 4.500%,  9/1/2053 821,140
1,677,038 4.000%,  10/1/2052 1,536,890
418,584 2.000%,  11/1/2051 330,590
698,018 3.500%,  11/1/2052 624,889
1,711,335 2.000%,  12/1/2050 1,345,451
3,264,328 4.500%,  12/1/2052 3,091,242
3,750,000 5.500%,  2/1/2041
c
3,703,324
25,000 5.000%,  2/1/2042
c
24,140
1,000,000 6.000%,  2/1/2042
c
1,006,794
250,000 3.500%,  2/1/2049
c
221,191
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,273,240 2.500%,  3/1/2062 1,801,149
850,614 3.500%,  7/1/2061 739,240
868,623 4.000%,  12/1/2061 788,407
Total 50,939,287
Technology  1.7%
Accenture Capital, Inc.
58,000 4.500%,  10/4/2034 55,190
Adobe, Inc.
108,000 5.300%,  1/17/2035 109,210
Principal
Amount Long-Term Fixed Income  46.7% Value
Technology  1.7% - continued
Advanced Micro Devices, Inc.
$ 41,000 3.924%,  6/1/2032
g
$ 38,246
Akamai Technologies, Inc.,
Convertible
84,000 0.125%,  5/1/2025 91,140
97,000 0.375%,  9/1/2027 99,861
89,000 1.125%,  2/15/2029 89,044
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 16,877
Apple, Inc.
197,000 3.750%,  9/12/2047 154,980
Automatic Data Processing, Inc.
78,000 4.450%,  9/9/2034 74,515
Block, Inc.
107,000 6.500%,  5/15/2032
a
109,366
Block, Inc., Convertible
193,000 0.250%,  11/1/2027 168,199
Boost Newco Borrower, LLC
69,000 7.500%,  1/15/2031
a
72,235
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
39,566
37,000 4.800%,  10/15/2034 35,428
Cadence Design Systems, Inc.
26,000 4.700%,  9/10/2034 24,951
Central Parent, Inc./CDK Global,
Inc.
25,000 7.250%,  6/15/2029
a
23,745
Cisco Systems, Inc.
78,000 5.350%,  2/26/2064 74,681
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
28,266
Cloud Software Group, Inc.
149,000 6.500%,  3/31/2029
a
146,465
Consensus Cloud Solutions, Inc.
14,000 6.000%,  10/15/2026
a
13,900
CoreLogic, Inc.
17,000 4.500%,  5/1/2028
a
15,917
CSG Systems International, Inc.,
Convertible
98,000 3.875%,  9/15/2028 103,378
Dayforce, Inc., Convertible
218,000 0.250%,  3/15/2026 210,152
Dell International, LLC/EMC
Corporation
28,000 5.300%,  10/1/2029 28,280
Dell, Inc.
52,000 6.500%,  4/15/2038 54,169
Diebold Nixdorf, Inc.
63,000 7.750%,  3/31/2030
a
65,217
Euronet Worldwide, Inc.,
Convertible
77,000 0.750%,  3/15/2049 76,576
Fiserv, Inc.
76,000 5.350%,  3/15/2031 77,034
20,000 5.600%,  3/2/2033 20,263
76,000 5.450%,  3/15/2034 75,942
60,000 5.150%,  8/12/2034 58,688
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,033
33,000 7.125%,  9/30/2030
a,g
33,951
Global Payments, Inc.
47,000 5.950%,  8/15/2052 45,504

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Technology  1.7% - continued
$ 18,000 2.650%,  2/15/2025 $ 17,977
63,000 4.950%,  8/15/2027 63,155
37,000 3.200%,  8/15/2029 34,112
Global Payments, Inc., Convertible
148,000 1.500%,  3/1/2031
a
144,892
Hewlett Packard Enterprise
Company
50,000 4.850%,  10/15/2031 49,412
IBM International Capital Private,
Ltd.
58,000 5.300%,  2/5/2054 53,353
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
25,021
InterDigital, Inc., Convertible
103,000 3.500%,  6/1/2027 244,819
Iron Mountain, Inc.
56,000 5.000%,  7/15/2028
a
54,558
85,000 4.875%,  9/15/2029
a
81,485
60,000 4.500%,  2/15/2031
a
55,212
Jabil, Inc.
40,000 5.450%,  2/1/2029 40,416
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 32,590
Mastercard, Inc.
41,000 2.000%,  11/18/2031 34,288
47,000 4.875%,  5/9/2034 46,375
Microchip Technology, Inc.
24,000 5.050%,  3/15/2029 23,960
Microchip Technology, Inc.,
Convertible
95,000 0.750%,  6/1/2030
a
88,150
MKS Instruments, Inc., Convertible
268,000 1.250%,  6/1/2030
a
271,954
Moody's Corporation
40,000 4.250%,  8/8/2032 37,923
NCR Atleos Corporation
22,000 9.500%,  4/1/2029
a
23,970
NCR Voyix Corporation
42,000 5.000%,  10/1/2028
a
40,477
26,000 5.125%,  4/15/2029
a
24,798
Neptune Bidco US, Inc.
95,000 9.290%,  4/15/2029
a
80,985
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025 13,929
37,000 4.300%,  6/18/2029 35,970
ON Semiconductor Corporation,
Convertible
113,000 Zero Coupon,  5/1/2027 132,505
124,000 0.500%,  3/1/2029 111,403
Open Text Corporation
76,000 3.875%,  12/1/2029
a
69,688
Open Text Holdings, Inc.
70,000 4.125%,  2/15/2030
a
64,187
Oracle Corporation
72,000 5.375%,  9/27/2054 65,807
138,000 6.900%,  11/9/2052 153,081
33,000 6.150%,  11/9/2029 34,595
130,000 2.950%,  4/1/2030 117,797
63,000 6.250%,  11/9/2032 66,576
PayPal Holdings, Inc.
78,000 5.500%,  6/1/2054 75,785
Principal
Amount Long-Term Fixed Income  46.7% Value
Technology  1.7% - continued
Pitney Bowes, Inc.
$ 14,000 6.875%,  3/15/2027
a
$ 14,058
Progress Software Corporation,
Convertible
40,000 1.000%,  4/15/2026 44,480
30,000 3.500%,  3/1/2030
a
32,850
RingCentral, Inc.
54,000 8.500%,  8/15/2030
a
57,327
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
35,218
S&P Global, Inc.
41,000 2.900%,  3/1/2032 35,809
Salesforce.com, Inc.
123,000 1.950%,  7/15/2031 103,861
Seagate HDD Cayman
49,760 9.625%,  12/1/2032 56,565
Semtech Corporation, Convertible
77,000 1.625%,  11/1/2027 145,702
Sensata Technologies, Inc.
42,000 4.375%,  2/15/2030
a
38,894
16,000 3.750%,  2/15/2031
a
14,120
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
a
19,784
SS&C Technologies, Inc.
54,000 5.500%,  9/30/2027
a
53,859
13,000 6.500%,  6/1/2032
a
13,213
Synaptics, Inc., Convertible
103,000 0.750%,  12/1/2031
a
111,552
Texas Instruments, Inc.
39,000 5.150%,  2/8/2054 36,434
UKG, Inc.
29,000 6.875%,  2/1/2031
a
29,608
Verint Systems, Inc., Convertible
61,000 0.250%,  4/15/2026 57,493
Verisk Analytics, Inc.
135,000 5.250%,  6/5/2034 133,521
Viavi Solutions, Inc.
49,000 3.750%,  10/1/2029
a
44,579
Viavi Solutions, Inc., Convertible
78,000 1.625%,  3/15/2026 85,605
Vishay Intertechnology, Inc.,
Convertible
151,000 2.250%,  9/15/2030 136,051
VMware, LLC
80,000 1.400%,  8/15/2026 76,059
104,000 4.700%,  5/15/2030 101,971
54,000 2.200%,  8/15/2031 45,042
Western Digital Corporation,
Convertible
189,000 3.000%,  11/15/2028 265,989
Xerox Holdings Corporation
7,000 5.000%,  8/15/2025
a
6,968
110,000 5.500%,  8/15/2028
a
93,782
Xerox Holdings Corporation,
Convertible
126,000 3.750%,  3/15/2030
a
94,062
Xilinx, Inc.
26,000 2.375%,  6/1/2030 23,005
Ziff Davis, Inc., Convertible
3,000 1.750%,  11/1/2026 2,809

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Technology  1.7% - continued
$ 60,000 3.625%,  3/1/2028
a
$ 58,350
Total 6,912,794
Transportation  0.3%
Air Canada
51,000 3.875%,  8/15/2026
a
49,711
Air Transport Services Group, Inc.,
Convertible
80,000 3.875%,  8/15/2029 79,480
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
92,917 5.500%,  4/20/2026
a
92,864
27,253 5.750%,  4/20/2029
a
27,186
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
34,000 5.375%,  3/1/2029
a,g
32,422
Burlington Northern Santa Fe, LLC
39,000 5.500%,  3/15/2055 38,275
Canadian Pacific Railway
Company
48,000 1.750%,  12/2/2026 45,560
DCLI Bidco, LLC
23,000 7.750%,  11/15/2029
a
23,652
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028 80,461
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
20,271 4.500%,  10/20/2025
a
20,179
ERAC USA Finance, LLC
79,000 5.200%,  10/30/2034
a
78,139
JetBlue Airways Corporation/
JetBlue Loyalty, LP
45,000 9.875%,  9/20/2031
a
47,572
Mileage Plus Holdings, LLC
56,499 6.500%,  6/20/2027
a
56,998
Norfolk Southern Corporation
58,000 4.450%,  3/1/2033 55,386
OneSky Flight, LLC
62,000 8.875%,  12/15/2029
a
63,513
Penske Truck Leasing Company,
LP/PTL Finance Corporation
30,000 1.200%,  11/15/2025
a
29,158
51,000 5.750%,  5/24/2026
a
51,532
39,000 1.700%,  6/15/2026
a
37,373
Rand Parent, LLC
64,000 8.500%,  2/15/2030
a,g
66,367
RXO, Inc.
57,000 7.500%,  11/15/2027
a
58,425
Ryder System, Inc.
46,000 2.850%,  3/1/2027 44,220
Southwest Airlines Company
36,000 5.125%,  6/15/2027 36,215
Southwest Airlines Company,
Convertible
119,000 1.250%,  5/1/2025 118,822
Stena International SA
44,000 7.250%,  1/15/2031
a
44,958
United Airlines, Inc.
51,000 4.375%,  4/15/2026
a
50,263
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
17,007
Principal
Amount Long-Term Fixed Income  46.7% Value
Transportation  0.3% - continued
$ 25,000 6.375%,  2/1/2030
a,g
$ 22,911
Total 1,368,649
U.S. Government & Agencies  5.9%
U.S. Treasury Bonds
200,000 4.250%,  2/15/2054 182,156
2,900,000 4.750%,  11/15/2053 2,866,016
1,490,000 3.250%,  5/15/2042 1,216,212
4,470,000 3.375%,  8/15/2042 3,704,687
U.S. Treasury Notes
1,300,000 4.250%,  12/31/2025 1,299,888
1,990,000 0.500%,  2/28/2026 1,912,499
2,500,000 3.500%,  9/30/2026 2,471,875
590,000 0.500%,  4/30/2027 543,676
1,580,000 1.125%,  2/29/2028 1,439,652
3,500,000 4.125%,  7/31/2028 3,483,184
2,500,000 3.500%,  9/30/2029 2,412,988
870,000 1.375%,  11/15/2031 714,623
1,000,000 4.125%,  11/15/2032 977,930
543,000 3.375%,  5/15/2033 500,833
800,000 4.000%,  2/15/2034 768,625
Total 24,494,844
Utilities  1.6%
AES Corporation
30,000 7.600%,  1/15/2055
b
30,542
73,000 3.950%,  7/15/2030
a
67,532
Algonquin Power & Utilities
Corporation
103,000 4.750%,  1/18/2082
b
98,296
Alliant Energy Corporation,
Convertible
55,000 3.875%,  3/15/2026 56,494
Alpha Generation, LLC
22,000 6.750%,  10/15/2032
a
22,244
Ameren Corporation
46,000 1.750%,  3/15/2028 41,767
American Electric Power
Company, Inc.
50,000 6.950%,  12/15/2054
b
51,041
38,000 2.300%,  3/1/2030 33,175
American Water Capital
Corporation
57,000 5.450%,  3/1/2054 53,988
American Water Capital
Corporation, Convertible
83,000 3.625%,  6/15/2026 82,054
Arizona Public Service Company
39,000 5.550%,  8/1/2033 39,085
Atmos Energy Corporation
36,000 5.000%,  12/15/2054 32,167
Calpine Corporation
52,000 4.500%,  2/15/2028
a
50,452
CenterPoint Energy, Inc.
29,000 7.000%,  2/15/2055
b
29,580
17,000 6.700%,  5/15/2055
b
16,906
57,000 1.450%,  6/1/2026 54,634
57,000 2.650%,  6/1/2031 49,207
CenterPoint Energy, Inc.,
Convertible
92,000 4.250%,  8/15/2026 94,806
CMS Energy Corporation,
Convertible
69,000 3.375%,  5/1/2028 71,242

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Utilities  1.6% - continued
Consolidated Edison Company of
New York, Inc.
$ 117,000 5.700%,  5/15/2054 $ 115,129
Constellation Energy Generation,
LLC
59,000 5.750%,  3/15/2054 56,609
40,000 5.800%,  3/1/2033 40,787
Dominion Energy, Inc.
47,000 6.875%,  2/1/2055
b
48,995
47,000 7.000%,  6/1/2054
b
49,712
46,000 3.375%,  4/1/2030 42,358
DTE Energy Company
36,000 4.875%,  6/1/2028 35,973
Duke Energy Carolinas, LLC
119,000 5.400%,  1/15/2054 113,337
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
46,269
54,000 5.800%,  6/15/2054 52,305
32,000 6.450%,  9/1/2054
b
32,098
96,000 2.450%,  6/1/2030 84,448
40,000 4.500%,  8/15/2032 38,086
43,000 5.750%,  9/15/2033 44,098
Duke Energy Corporation,
Convertible
132,000 4.125%,  4/15/2026 137,016
Duke Energy Ohio, Inc.
39,000 5.550%,  3/15/2054 37,456
Edison International
27,000 7.875%,  6/15/2054
b
25,199
52,000 4.950%,  4/15/2025 51,921
44,000 5.000%,  12/15/2026
b,j
39,469
Enel Finance International NV
80,000 1.625%,  7/12/2026
a
76,462
Entergy Corporation
38,000 1.900%,  6/15/2028 34,452
Entergy Louisiana, LLC
60,000 5.800%,  3/15/2055 59,318
Evergy, Inc., Convertible
91,000 4.500%,  12/15/2027 100,980
Eversource Energy
91,000 4.600%,  7/1/2027 90,567
Exelon Corporation
154,000 5.600%,  3/15/2053 146,884
38,000 4.050%,  4/15/2030 36,296
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
96,271
FirstEnergy Corporation,
Convertible
122,000 4.000%,  5/1/2026 122,671
Georgia Power Company
25,000 4.950%,  5/17/2033 24,456
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
a
40,031
Jersey Central Power & Light
Company
81,000 2.750%,  3/1/2032
a
69,005
Lightning Power, LLC
46,000 7.250%,  8/15/2032
a
47,512
MidAmerican Energy Company
158,000 5.300%,  2/1/2055 148,321
National Rural Utilities Cooperative
Finance Corporation
39,000 4.850%,  2/7/2029 39,015
Principal
Amount Long-Term Fixed Income  46.7% Value
Utilities  1.6% - continued
NextEra Energy Capital Holdings,
Inc.
$ 73,000 5.900%,  3/15/2055 $ 72,612
39,000 3.800%,  3/15/2082
b
37,261
67,000 6.750%,  6/15/2054
b
68,538
39,000 6.051%,  3/1/2025 39,037
38,000 2.250%,  6/1/2030 33,027
40,000 5.300%,  3/15/2032 39,924
NextEra Energy Capital Holdings,
Inc., Convertible
64,000 3.000%,  3/1/2027
a
73,824
NextEra Energy Operating
Partners, LP
83,000 3.875%,  10/15/2026
a
79,479
NiSource, Inc.
17,000 6.375%,  3/31/2055
b
16,867
32,000 6.950%,  11/30/2054
b
32,633
37,000 2.950%,  9/1/2029 33,981
Northern States Power Company/
MN
39,000 5.400%,  3/15/2054 37,368
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
a
46,832
41,000 10.250%,  3/15/2028
a,b,j
45,466
24,000 3.375%,  2/15/2029
a
21,954
30,000 5.250%,  6/15/2029
a
29,225
20,000 6.000%,  2/1/2033
a
19,541
20,000 6.250%,  11/1/2034
a
19,707
NRG Energy, Inc., Convertible
56,000 2.750%,  6/1/2048 139,614
Oncor Electric Delivery Company,
LLC
51,000 5.550%,  6/15/2054 49,223
Pacific Gas and Electric Company
39,000 6.750%,  1/15/2053 40,332
76,000 5.550%,  5/15/2029 75,746
80,000 6.950%,  3/15/2034 85,050
PG&E Corporation
44,000 7.375%,  3/15/2055
b
42,750
38,000 5.000%,  7/1/2028 36,616
PG&E Corporation, Convertible
261,000 4.250%,  12/1/2027
a
265,563
Pinnacle West Capital Corporation,
Convertible
47,000 4.750%,  6/15/2027
a
49,797
PPL Capital Funding, Inc.
59,000 5.250%,  9/1/2034 57,959
PPL Capital Funding, Inc.,
Convertible
81,000 2.875%,  3/15/2028 85,900
Public Service Enterprise Group,
Inc.
40,000 5.875%,  10/15/2028 41,331
37,000 1.600%,  8/15/2030 30,893
San Diego Gas & Electric
Company
39,000 5.550%,  4/15/2054 37,002
Sempra
31,000 6.550%,  4/1/2055
b
30,254
31,000 6.625%,  4/1/2055
b
30,586
31,000 6.400%,  10/1/2054
b
29,860
31,000 6.875%,  10/1/2054
b
30,935
31,000 4.875%,  10/15/2025
b,j
30,677

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  46.7% Value
Utilities  1.6% - continued
Southern California Edison
Company
$ 77,000 5.450%,  6/1/2031 $ 76,638
Southern Company
50,000 5.700%,  10/15/2032 51,301
85,000 4.850%,  3/15/2035 80,768
29,000 4.000%,  1/15/2051
b
28,561
90,000 3.750%,  9/15/2051
b
87,386
Southern Company, Convertible
154,000 3.875%,  12/15/2025 162,470
82,000 4.500%,  6/15/2027
a
86,182
Talen Energy Supply, LLC
54,000 8.625%,  6/1/2030
a
57,602
TerraForm Power Operating, LLC
120,000 5.000%,  1/31/2028
a
115,632
TXNM Energy, Inc., Convertible
123,000 5.750%,  6/1/2054
a
140,491
Virginia Electric and Power
Company
54,000 5.350%,  1/15/2054 50,328
Vistra Corporation
28,000 8.000%,  10/15/2026
a,b,j
28,707
69,000 7.000%,  12/15/2026
a,b,j
69,231
Vistra Operations Company, LLC
142,000 5.000%,  7/31/2027
a
139,986
WEC Energy Group, Inc.,
Convertible
65,000 4.375%,  6/1/2027
a
70,883
69,000 4.375%,  6/1/2029
a
76,280
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 43,607
60,000 4.600%,  6/1/2032 57,220
XPLR Infrastructure, LP,
Convertible
194,000 Zero Coupon,  11/15/2025
a
184,106
36,000 2.500%,  6/15/2026
a
34,068
Total 6,777,529
Total Long-Term Fixed Income
(cost $199,432,064) 194,930,661
Shares Common Stock 32.6% Value
Communications Services  2.3%
2,624 Alphabet, Inc., Class A 535,348
15,978 Alphabet, Inc., Class C 3,285,077
3,820 Cogent Communications Holdings 287,799
11,350 Comcast Corporation 382,041
103 Liberty Media Corporation-Liberty
Formula One Group
l
9,857
5,593 Meta Platforms, Inc. 3,854,584
452 Netflix, Inc.
l
441,495
1,155 News Corporation, Class A 32,479
15 Tripadvisor, Inc.
l
263
18,865 Verizon Communications, Inc. 743,092
19,490 Warner Brothers Discovery, Inc.
l
203,476
Total 9,775,511
Consumer Discretionary  4.0%
4,358 Advance Auto Parts, Inc. 211,363
17,471 Amazon.com, Inc.
l
4,152,507
3,419 Aptiv plc
l
213,414
3,562 Best Buy Company, Inc. 305,833
67 Booking Holdings, Inc. 317,416
1,127 Boot Barn Holdings, Inc.
l
181,278
Shares Common Stock  32.6% Value
Consumer Discretionary  4.0% - continued
2,872 Brunswick Corporation $ 193,688
5,562 Champion Homes, Inc.
l
513,539
6,228 Chipotle Mexican Grill, Inc.
l
363,404
3,872 Columbia Sportswear Company 341,898
4,821 Cooper-Standard Holdings, Inc.
l
74,340
21 Cracker Barrel Old Country Store,
Inc. 1,365
1,508 Crocs, Inc.
l
153,921
1,949 D.R. Horton, Inc. 276,563
1,557 Deckers Outdoor Corporation
l
276,149
1,559 DoorDash, Inc.
l
294,386
5,148 eBay, Inc. 347,387
1,881 Expedia Group, Inc.
l
321,557
1,940 Garmin, Ltd. 418,749
939 Grand Canyon Education, Inc.
l
164,926
335 Group 1 Automotive, Inc. 152,924
980 Hilton Worldwide Holdings, Inc. 250,949
2,395 Home Depot, Inc. 986,692
1,525 La-Z-Boy, Inc. 71,980
1,916 Lowe's Companies, Inc. 498,237
990 Lululemon Athletica, Inc.
l
410,058
595 McDonald's Corporation 171,776
724 Modine Manufacturing Company
l
73,450
3,791 NIKE, Inc. 291,528
66 NVR, Inc.
l
529,068
296 O'Reilly Automotive, Inc.
l
383,148
3,066 PUMA SE 96,212
75 Ross Stores, Inc. 11,292
2,712 SharkNinja, Inc.
l
303,229
14,507 Sony Group Corporation ADR 319,299
2,931 Stoneridge, Inc.
l
15,153
4,461 Tesla, Inc.
l
1,804,921
1,208 Texas Roadhouse, Inc. 218,769
4,778 Wyndham Hotels & Resorts, Inc. 501,786
7,192 Yum China Holding, Inc. 332,630
Total 16,546,784
Consumer Staples  1.4%
1,852 Altria Group, Inc. 96,730
3,002 BJ's Wholesale Club Holdings,
Inc.
l
297,348
734 Casey's General Stores, Inc. 309,579
1,027 Colgate-Palmolive Company 89,041
90 Costco Wholesale Corporation 88,189
37,612 Coty, Inc.
l
275,696
1,162 e.l.f. Beauty, Inc.
l
116,096
1,280 J & J Snack Foods Corporation 175,655
2,212 J.M. Smucker Company 236,441
3,634 John B. Sanfilippo & Son, Inc. 262,884
18,161 Kenvue, Inc. 386,648
434 Keurig Dr Pepper, Inc. 13,931
3,880 Lamb Weston Holdings, Inc. 232,567
1,205 Lancaster Colony Corporation 203,332
8,442 Philip Morris International, Inc. 1,099,148
774 Procter & Gamble Company 128,476
7,773 Sysco Corporation 566,807
2,420 Turning Point Brands, Inc. 154,251
3,015 Tyson Foods, Inc. 170,317
8,583 Walmart, Inc. 842,507
Total 5,745,643
Energy  1.4%
745 Archrock, Inc. 20,927
3,603 Baker Hughes Company 166,386
6,675 ConocoPhillips 659,690

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  32.6% Value
Energy  1.4% - continued
17,978 Devon Energy Corporation $ 613,050
17,169 Enterprise Products Partners, LP 560,568
2,473 EOG Resources, Inc. 311,079
7,666 Expand Energy Corporation 778,866
11,605 Exxon Mobil Corporation 1,239,762
7,910 Halliburton Company 205,818
337 Hess Midstream, LP 13,652
668 Kinder Morgan, Inc. 18,357
1,741 Marathon Petroleum Corporation 253,681
3,503 Matador Resources Company 203,174
5,583 Noble Corporation plc 178,935
1,479 Schlumberger NV 59,574
3,198 Shell plc ADR 210,588
5,296 TechnipFMC plc 159,145
1,326 Williams Companies, Inc. 73,500
Total 5,726,752
Financials  5.1%
84 1st Source Corporation 5,268
1,735 Allstate Corporation 333,693
12,121 Ally Financial, Inc. 472,355
897 Amalgamated Financial
Corporation 31,341
955 American Express Company 303,165
4,432 American International Group, Inc. 326,461
1,090 Ameriprise Financial, Inc. 592,262
3,866 Arch Capital Group, Ltd. 359,809
1,346 Associated Banc-Corp 33,838
24,775 Bank of America Corporation 1,147,082
97 Bank of Marin Bancorp 2,451
4,452 Bank of N.T. Butterfield & Son, Ltd. 163,344
4,627 Bank of New York Mellon
Corporation 397,598
755 Berkshire Hathaway, Inc.
l
353,846
10,362 Bridgewater Bancshares, Inc.
l
146,311
2,473 Capital One Financial Corporation 503,775
1,121 Cboe Global Markets, Inc. 229,054
11,561 Charles Schwab Corporation 956,326
1,693 Chubb, Ltd. 460,293
734 Citigroup, Inc. 59,770
527 Community Trust Bancorp, Inc. 28,200
2,055 Discover Financial Services 413,240
1,345 Donnelley Financial Solutions, Inc.
l
89,268
1,061 Ellington Credit Company 6,960
276 Enact Holdings, Inc. 9,323
58 Enterprise Financial Services
Corporation 3,471
13,585 F.N.B. Corporation 213,149
151 FactSet Research Systems, Inc. 71,636
1,354 Federal Agricultural Mortgage
Corporation 267,794
192 Financial Institutions, Inc. 5,063
1,074 First Bancorp/Puerto Rico 22,296
1,050 First Busey Corporation 25,494
168 First Citizens BancShares, Inc./NC 370,388
134 First Mid-Illinois Bancshares, Inc. 5,083
733 Fiserv, Inc.
l
158,357
1,562 Fulton Financial Corporation 31,771
5,152 Glacier Bancorp, Inc. 255,900
414 Great Southern Bancorp, Inc. 24,339
512 Hanmi Financial Corporation 12,298
439 Hometrust Bancshares, Inc. 16,142
1,659 Houlihan Lokey, Inc. 301,473
66 Independent Bank Corporation/MI 2,402
5,737 Intercontinental Exchange, Inc. 916,945
Shares Common Stock  32.6% Value
Financials  5.1% - continued
5,888 J.P. Morgan Chase & Company $ 1,573,862
29,184 KeyCorp 524,728
1,675 Kinsale Capital Group, Inc. 740,250
34 Loews Corporation 2,905
774 Marsh & McLennan Companies,
Inc. 167,865
812 Mastercard, Inc. 451,009
5,011 MetLife, Inc. 433,502
888 MidWestOne Financial Group, Inc. 28,087
563 MSCI, Inc. 335,982
6,981 Nasdaq, Inc. 574,816
3,066 Northern Trust Corporation 344,281
1,652 OceanFirst Financial Corporation 29,670
745 OFG Bancorp 31,819
545 Old Second Bancorp, Inc. 10,241
3,742 PayPal Holdings, Inc.
l
331,466
88 PNC Financial Services Group,
Inc. 17,684
323 Popular, Inc. 33,250
1,316 Progressive Corporation 324,315
2,925 Prosperity Bancshares, Inc. 234,000
7,092 Radian Group, Inc. 241,270
4,576 RLI Corporation 335,650
1,175 Robinhood Markets, Inc.
l
61,041
363 S&P Global, Inc. 189,272
498 SEI Investments Company 43,117
2,763 Tradeweb Markets, Inc. 350,625
3,035 Triumph Financial, Inc.
l
233,877
1,141 Truist Financial Corporation 54,334
13 TrustCo Bank Corporation NY 418
962 Trustmark Corporation 36,075
309 U.S. Bancorp 14,764
3,082 Visa, Inc. 1,053,428
17,839 Wells Fargo & Company 1,405,713
6,239 Western Alliance Bancorp 548,221
5,799 Zions Bancorp NA 335,530
Total 21,222,101
Health Care  3.7%
2,839 Abbott Laboratories 363,193
93 AbbVie, Inc. 17,103
2,999 Agilent Technologies, Inc. 454,409
727 Align Technology, Inc.
l
159,293
1,454 Amgen, Inc. 415,001
10,166 Avantor, Inc.
l
226,498
3,989 Boston Scientific Corporation
l
408,314
345 Chemed Corporation 193,890
1,161 Cigna Group 341,578
5,995 Concentra Group Holdings Parent,
Inc. 139,743
3,587 Danaher Corporation 798,968
2,966 Edwards Lifesciences Corporation
l
214,887
1,607 Eli Lilly & Company 1,303,406
2,023 Encompass Health Corporation 200,823
5,118 Gilead Sciences, Inc. 497,470
3,725 Haemonetics Corporation
l
257,211
915 Humana, Inc. 268,305
616 IDEXX Laboratories, Inc.
l
259,983
264 Insulet Corporation
l
73,492
812 Intuitive Surgical, Inc.
l
464,367
5,556 Johnson & Johnson 845,345
1,471 Labcorp Holdings, Inc. 367,456
433 Medpace Holdings, Inc.
l
151,182
6,058 Medtronic plc 550,188
5,659 Merck & Company, Inc. 559,222

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  32.6% Value
Health Care  3.7% - continued
168 Mettler-Toledo International, Inc.
l
$ 229,226
1,921 Neurocrine Biosciences, Inc.
l
291,646
981 Penumbra, Inc.
l
261,898
13,204 Progyny, Inc.
l
305,937
331 Regeneron Pharmaceuticals, Inc.
l
222,756
1,440 Repligen Corporation
l
239,342
8,301 Sanofi SA ADR 451,076
1,469 Sarepta Therapeutics, Inc.
l
167,055
7,789 Stevanato Group SPA 174,552
522 Stryker Corporation 204,253
633 Thermo Fisher Scientific, Inc. 378,376
4,249 Twist Bioscience Corporation
l
222,520
517 United Therapeutics Corporation
l
181,555
2,209 UnitedHealth Group, Inc. 1,198,360
717 Vertex Pharmaceuticals, Inc.
l
331,025
11,984 Viemed Healthcare, Inc.
l
98,149
504 Waters Corporation
l
209,402
3,909 Zimmer Biomet Holdings, Inc. 427,957
1,967 Zoetis, Inc. 336,160
Total 15,462,572
Industrials  4.2%
610 AECOM 64,318
6,091 Air Lease Corporation 281,404
7,204 Amentum Holdings, Inc.
l
151,068
1,502 AMETEK, Inc. 277,209
287 Armstrong World Industries, Inc. 43,340
1,161 Automatic Data Processing, Inc. 351,795
388 Axon Enterprise, Inc.
l
253,046
11,261 Badger Infrastructure Solutions,
Ltd. 306,058
6,286 Barrett Business Services, Inc. 272,372
223 Brady Corporation 16,611
1,605 BWX Technologies, Inc. 181,253
1,483 Caterpillar, Inc. 550,846
34,757 CNH Industrial NV 447,670
21,939 CSX Corporation 721,135
4,139 Dayforce, Inc.
l
292,793
7,969 Delta Air Lines, Inc. 536,075
1,511 Enerpac Tool Group Corporation 68,282
3,952 ExlService Holdings, Inc.
l
198,628
1,873 Expeditors International of
Washington, Inc. 212,735
9,566 Fastenal Company 700,614
1,597 Ferguson Enterprises, Inc. 289,249
7,112 Flowserve Corporation 445,353
1,533 General Dynamics Corporation 393,950
205 Graco, Inc. 17,255
443 Great Lakes Dredge & Dock
Corporation
l
4,869
5,572 Helios Technologies, Inc. 248,567
2,880 Hexcel Corporation 187,776
2,428 Honeywell International, Inc. 543,192
3,006 Howmet Aerospace, Inc. 380,499
489 IES Holdings, Inc.
l
108,206
1,796 Ingersoll Rand, Inc. 168,465
2,453 Jacobs Solutions, Inc. 343,739
3,308 JB Hunt Transport Services, Inc. 566,396
4,850 Knight-Swift Transportation
Holdings, Inc. 276,886
2,785 Korn Ferry 196,983
1,780 L3Harris Technologies, Inc. 377,378
1,006 Landstar System, Inc. 165,648
1,832 Leidos Holdings, Inc. 260,199
1,108 Lincoln Electric Holdings, Inc. 220,248
Shares Common Stock  32.6% Value
Industrials  4.2% - continued
820 Masco Corporation $ 65,010
15,024 Masterbrand, Inc.
l
260,216
1,937 Miller Industries, Inc. 127,784
1,179 Moog, Inc. 214,177
3,067 Old Dominion Freight Line, Inc. 569,266
600 Owens Corning, Inc. 110,730
266 Parker-Hannifin Corporation 188,075
1,121 Quanta Services, Inc. 344,831
3,800 Robert Half, Inc. 246,202
1,270 Rockwell Automation, Inc. 353,606
8,031 Schneider National, Inc. 238,922
7,088 Southwest Airlines Company 217,672
7,094 Timken Company 569,435
1,057 Trane Technologies plc 383,427
8,195 Uber Technologies, Inc.
l
547,836
1,826 UFP Industries, Inc. 211,177
156 Union Pacific Corporation 38,655
2,310 United Airlines Holdings, Inc.
l
244,490
2,932 United Parcel Service, Inc. 334,922
635 United Rentals, Inc. 481,368
1,043 Verisk Analytics, Inc. 299,800
270 Waste Management, Inc. 59,470
4,118 WNS Holdings, Ltd.
l
252,228
Total 17,481,409
Information Technology  7.4%
151 Adobe, Inc.
l
66,055
2,870 Advanced Micro Devices, Inc.
l
332,776
6,842 Amphenol Corporation 484,277
20,412 Apple, Inc. 4,817,232
2,281 Applied Materials, Inc. 411,378
2,073 Arista Networks, Inc.
l
238,872
1,650 ASGN, Inc.
l
145,546
1,843 Autodesk, Inc.
l
573,800
6,784 Broadcom, Inc. 1,501,096
1,569 CDW Corporation 312,451
5,391 Ciena Corporation
l
469,772
13,444 Cisco Systems, Inc. 814,706
9,066 Cohu, Inc.
l
207,702
48 Credo Technology Group Holding,
Ltd.
l
3,361
1,870 Datadog, Inc.
l
266,868
6,083 DocuSign, Inc.
l
588,409
1,095 Fabrinet
l
236,750
2,680 Fortinet, Inc.
l
270,358
1,647 Freshworks, Inc.
l
30,634
495 Guidewire Software, Inc.
l
104,579
4,234 International Business Machines
Corporation 1,082,634
5,325 JFrog, Ltd.
l
185,097
864 Littelfuse, Inc. 205,943
102 Marvell Technology, Inc. 11,512
12,142 Microsoft Corporation 5,039,658
769 MongoDB, Inc.
l
210,183
624 Motorola Solutions, Inc. 292,812
422 NetApp, Inc. 51,526
38,242 NVIDIA Corporation 4,591,717
4,003 ON Semiconductor Corporation
l
209,517
753 Onto Innovation, Inc.
l
154,184
643 Oracle Corporation 109,348
1,053 Palantir Technologies, Inc.
l
86,862
2,098 Pegasystems, Inc. 227,192
963 Plexus Corporation
l
136,467
4,017 Qorvo, Inc.
l
333,331
6,246 QUALCOMM, Inc. 1,080,121

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  32.6% Value
Information Technology  7.4% - continued
32 RingCentral, Inc.
l
$ 1,114
2,839 Salesforce, Inc. 970,086
12,150 Samsung Electronics Company,
Ltd. 433,922
1,021 ServiceNow, Inc.
l
1,039,766
2,218 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 464,272
3,266 TD SYNNEX Corporation 465,438
8,416 Trimble, Inc.
l
630,863
14,175 TTM Technologies, Inc.
l
348,563
751 Universal Display Corporation 112,590
6,725 Varonis Systems, Inc.
l
305,046
531 VeriSign, Inc.
l
114,165
Total 30,770,551
Materials  1.1%
1,828 Albemarle Corporation
g
153,899
2,817 Ball Corporation 156,907
1,576 Celanese Corporation 111,959
5,201 CF Industries Holdings, Inc. 479,584
4,440 Corteva, Inc. 289,799
2,291 DuPont de Nemours, Inc. 175,949
11 Eagle Materials, Inc. 2,824
3,344 Eastman Chemical Company 333,230
2,259 Ecolab, Inc. 565,179
3,024 Greif, Inc. 185,129
4,103 Ingevity Corporation
l
186,071
14,268 Ivanhoe Mines, Ltd.
l
153,248
820 Linde plc 365,818
3,390 Nucor Corporation 435,378
4,966 Olin Corporation 145,454
3,796 Steel Dynamics, Inc. 486,647
22,576 Tronox Holdings plc 231,856
348 United States Lime & Minerals, Inc. 38,482
1,515 United States Steel Corporation 55,828
3,152 West Fraser Timber Company, Ltd. 273,531
Total 4,826,772
Real Estate  0.9%
3,167 Agree Realty Corporation 229,829
769 Alexandria Real Estate Equities,
Inc. 74,862
790 AvalonBay Communities, Inc. 174,993
1,132 Broadstone Net Lease, Inc. 17,818
2,058 CBRE Group, Inc.
l
297,875
3,943 Crown Castle, Inc. 352,031
17,931 Cushman and Wakefield plc
l
247,268
194 Equinix, Inc. 177,250
10,304 Essential Properties Realty Trust,
Inc. 330,758
1,102 Extra Space Storage, Inc. 169,708
2,984 First Industrial Realty Trust, Inc. 159,316
17,766 Healthcare Realty Trust, Inc. 297,580
289 Innovative Industrial Properties,
Inc. 20,716
211 Kite Realty Group Trust 4,885
7,983 National Storage Affiliates Trust 296,568
2,065 Outfront Media, Inc. 37,996
4,329 RLJ Lodging Trust 42,208
9,315 Sabra Health Care REIT, Inc. 155,654
2,163 SBA Communications Corporation 427,322
821 STAG Industrial, Inc. 28,062
1,172 Tanger, Inc. 38,465
3,673 Terreno Realty Corporation 240,288
Shares Common Stock  32.6% Value
Real Estate  0.9% - continued
5,521 Uniti Group, Inc. $ 30,089
825 Zillow Group, Inc., Class C
l
67,832
Total 3,919,373
Utilities  1.1%
5,219 Alliant Energy Corporation 307,295
212 Black Hills Corporation 12,451
457 Brookfield Infrastructure
Corporation 19,066
328 California Water Service Group 14,855
9,674 CenterPoint Energy, Inc. 315,082
760 Clearway Energy, Inc., Class C 19,707
1,499 Constellation Energy Corporation 449,670
5,445 Duke Energy Corporation 609,786
8,766 Entergy Corporation 710,747
8,395 NiSource, Inc. 313,133
1,754 Northwestern Energy Group, Inc. 94,558
3,631 Portland General Electric
Company 149,379
5,117 Public Service Enterprise Group,
Inc. 427,474
2,361 Spire, Inc. 167,537
14,314 UGI Corporation 439,869
3,233 Vistra Energy Corporation 543,241
3,338 Xcel Energy, Inc. 224,314
1,454 XPLR Infrastructure, LP 15,325
Total 4,833,489
Total Common Stock
(cost $91,264,021) 136,310,957
Shares
Registered Investment
Companies   12.0% Value
U.S. Affiliated   11.4%
2,504,641 Thrivent Core Emerging Markets
Debt Fund 20,613,197
2,533,130 Thrivent Core International Equity
Fund 27,079,163
Total 47,692,360
U.S. Unaffiliated   0.6%
3,692 abrdn Asia-Pacific Income Fund,
Inc. 57,189
11,089 abrdn Income Credit Strategies
Fund 67,643
3,072 abrdn Total Dynamic Dividend
Fund 26,665
7,016 AllianceBernstein Global High
Income Fund, Inc. 76,685
10,265 Allspring Income Opportunities
Fund 72,471
2,061 BlackRock Capital Allocation Term
Trust 31,842
1,273 BlackRock Core Bond Trust 13,456
6,950 BlackRock Corporate High Yield
Fund, Inc. 68,805
8,140 BlackRock Credit Allocation
Income Trust 87,912
713 BlackRock Debt Strategies Fund,
Inc. 7,665
1,075 BlackRock Enhanced Equity
Dividend Trust 9,449
6,759 BlackRock Enhanced Global
Dividend Trust 76,241

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  12.0% Value
U.S. Unaffiliated   0.6%  - continued
3,775 BlackRock Enhanced International
Dividend Trust $ 20,876
220 BlackRock Floating Rate Income
Strategies Fund, Inc. 2,891
2,353 BlackRock Income Trust, Inc. 27,342
4,902 BlackRock Multi-Sector Income
Trust 72,402
6,079 Blackstone Strategic Credit 2027
Term Fund 75,805
4,131 Cornerstone Strategic Investment
Fund, Inc.
g
36,849
7,017 Eaton Vance Limited Duration
Income Fund 71,643
3,191 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 27,092
12,000 Invesco Senior Loan ETF 252,600
1,403 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
150,766
2,723 iShares Preferred and Income
Securities ETF
g
86,619
12,898 Nuveen Credit Strategies Income
Fund 72,100
5,463 Nuveen Preferred Income
Opportunities Fund 43,485
6,530 PGIM Global High Yield Fund, Inc. 84,694
5,942 PGIM High Yield Bond Fund, Inc. 82,178
2,292 Pimco Dynamic Income Fund 44,327
4,260 PIMCO High Income Fund 21,044
4,507 PIMCO Income Strategy Fund II 33,848
1,769 SPDR S&P Biotech ETF
g
163,933
667 Tri-Continental Corporation 21,798
3,634 Vanguard Short-Term Corporate
Bond ETF 285,160
5,584 Virtus Convertible & Income Fund 20,270
5,085 Virtus Dividend, Interest &
Premium Strategy Fund 66,359
1,168 Virtus Equity & Convertible Income
Fund 29,095
11,333 Voya Global Equity Dividend &
Premium Opportunity Fund 61,765
1,331 Western Asset Diversified Income
Fund 19,992
17,387 Western Asset High Income
Opportunity Fund, Inc. 69,200
Total 2,540,156
Total Registered Investment
Companies (cost $49,778,198) 50,232,516
Shares Preferred Stock 0.9% Value
Basic Materials  <0.1%
3,372 Albemarle Corporation,
Convertible, 7.250% 136,633
Total 136,633
Capital Goods  0.1%
5,345 Boeing Company, Convertible,
6.000% 320,647
Total 320,647
Communications Services  0.1%
7,175 AT&T, Inc., 4.750%
j
138,334
Shares Preferred Stock  0.9% Value
Communications Services  0.1% - continued
3,000 Telephone and Data Systems, Inc.,
6.000%
j
$ 58,200
Total 196,534
Financials  0.6%
2,475 AEGON Funding Company, LLC,
5.100% 50,985
5,200 Allstate Corporation, 5.100%
j
116,532
2,258 Apollo Global Management, Inc.,
Convertible, 6.750% 201,143
2,378 Ares Management Corporation,
Convertible, 6.750% 144,321
1,550 Athene Holding, Ltd., 5.625%
j
31,930
4,100 Bank of America Corporation,
4.250%
j
74,743
3,175 Bank of America Corporation,
4.375%
j
60,198
1,575 Bank of America Corporation,
4.750%
j
32,335
3,175 Bank of America Corporation,
5.000%
j
68,516
200 Bank of America Corporation,
Convertible, 7.250%
j
244,800
775 Capital One Financial Corporation,
4.800%
j
14,802
3,050 Capital One Financial Corporation,
5.000%
j
61,213
775 Charles Schwab Corporation,
4.450%
j
15,314
550 Citizens Financial Group, Inc.,
7.375%
j
14,641
1,250 Corebridge Financial, Inc., 6.375% 30,800
2,875 Equitable Holdings, Inc., 5.250%
j
61,554
1,550 Fifth Third Bancorp, 4.950%
j
34,782
1,550 Huntington Bancshares, Inc./OH,
4.500%
j
27,931
3,100 J.P. Morgan Chase & Company,
4.200%
j
57,071
3,175 J.P. Morgan Chase & Company,
4.625%
j
64,040
3,350 J.P. Morgan Chase & Company,
4.750%
j
69,948
775 KeyCorp, 5.650%
j
16,817
3,150 KeyCorp, 6.200%
b,j
76,954
775 MetLife, Inc., 4.750%
j
16,259
2,600 Morgan Stanley, 4.250%
j
47,944
2,290 Morgan Stanley, 5.850%
b,j
55,807
2,800 Morgan Stanley, 7.125%
b,j
71,484
2,875 Public Storage, 4.125%
j
50,197
1,125 Public Storage, 4.625%
j
21,870
300 Public Storage, 4.700%
j
5,907
1,550 Regions Financial Corporation,
4.450%
j
27,823
775 Regions Financial Corporation,
5.700%
b,j
19,173
725 Synovus Financial Corporation,
8.397%
b,j
18,727
1,550 Truist Financial Corporation,
4.750%
j
31,853
2,650 U.S. Bancorp, 4.000%
j
46,296
3,450 Wells Fargo & Company, 4.250%
j
62,618
3,175 Wells Fargo & Company, 4.375%
j
59,595
1,550 Wells Fargo & Company, 4.700%
j
30,985
2,350 Wells Fargo & Company, 4.750%
j
47,517

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  0.9% Value
Financials  0.6% - continued
251 Wells Fargo & Company,
Convertible, 7.500%
j
$ 298,414
Total 2,483,839
Technology  <0.1%
2,422 Hewlett Packard Enterprise
Company, Convertible, 7.625% 148,057
Total 148,057
Utilities  0.1%
4,150 CMS Energy Corporation, 4.200%
j
75,489
1,688 NextEra Energy, Inc., Convertible,
6.926% 70,018
2,357 NextEra Energy, Inc., Convertible,
7.299% 114,927
2,750 Southern Company, 4.950% 57,090
Total 317,524
Total Preferred Stock
(cost $3,866,413) 3,603,234
Shares
Collateral Held for Securities
Loaned 0.5% Value
2,125,613 Thrivent Cash Management Trust 2,125,613
Total Collateral Held for
Securities Loaned
(cost $2,125,613) 2,125,613
Shares or
Principal
Amount Short-Term Investments 9.1% Value
Federal Home Loan Bank Discount
Notes
800,000 4.420%, 2/5/2025
m,n
799,533
5,000,000 4.235%, 2/10/2025
m
4,994,160
1,300,000 4.420%, 2/12/2025
m,n
1,298,178
100,000 4.230%, 2/26/2025
m,n
99,696
400,000 4.230%, 3/7/2025
m,n
398,366
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.235%, 2/6/2025
m,n
99,930
Thrivent Core Short-Term Reserve
Fund
2,537,678 4.630% 25,376,776
U.S. Treasury Bills
5,000,000 4.240%, 2/18/2025
m
4,991,151
100,000 4.206%, 3/27/2025
m,o
99,389
Total Short-Term Investments
(cost $38,147,837) 38,157,179
Total Investments (cost
$384,614,146) 101.8% $425,360,160
Other Assets and Liabilities, Net
(1.8%) (7,382,908)
Total Net Assets 100.0% $417,977,252
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $69,594,363 or
16.7% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d All or a portion of the security is insured or guaranteed.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2025.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g All or a portion of the security is on loan.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 31, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Fund as of January 31, 2025 was $5,270 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of January 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  11/30/2018 $ 38,508
Credit Suisse Group AG  5/17/2021 28,823

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of January 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 1,627,127
Common Stock 431,455
Total lending $2,058,582
Gross amount payable upon return of
collateral for securities loaned $2,125,613
Net amounts due to counterparty $67,031
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 23,482,151 – 22,978,967 503,184
Basic Materials 2,059,858 – 2,059,858 –
Capital Goods 4,803,876 – 4,803,876 –
Collateralized Mortgage Obligations 22,545,981 – 22,545,981 –
Commercial Mortgage-Backed Securities 1,611,831 – 1,611,831 –
Communications Services 5,726,332 – 5,726,332 –
Consumer Cyclical 8,237,715 – 8,237,715 –
Consumer Non-Cyclical 8,495,230 – 8,495,230 –
Energy 6,353,608 – 6,353,608 –
Financials 20,965,497 – 20,965,497 –
Foreign Government 155,479 – 155,479 –
Mortgage-Backed Securities 50,939,287 – 50,939,287 –
Technology 6,912,794 – 6,912,794 –
Transportation 1,368,649 – 1,368,649 –
U.S. Government & Agencies 24,494,844 – 24,494,844 –
Utilities 6,777,529 – 6,777,529 –
Common Stock
Communications Services 9,775,511 9,775,511 – –
Consumer Discretionary 16,546,784 16,450,572 96,212 –
Consumer Staples 5,745,643 5,745,643 – –
Energy 5,726,752 5,726,752 – –
Financials 21,222,101 21,222,101 – –
Health Care 15,462,572 15,462,572 – –
Industrials 17,481,409 17,175,351 306,058 –
Information Technology 30,770,551 30,336,629 433,922 –
Materials 4,826,772 4,673,524 153,248 –
Real Estate 3,919,373 3,919,373 – –
Utilities 4,833,489 4,833,489 – –
Preferred Stock
Basic Materials 136,633 136,633 – –
Capital Goods 320,647 320,647 – –
Communications Services 196,534 196,534 – –
Financials 2,483,839 2,483,839 – –
Technology 148,057 148,057 – –
Utilities 317,524 317,524 – –
Registered Investment Companies
U.S. Unaffiliated 2,540,156 2,540,156 – –
Short-Term Investments 12,780,403 – 12,780,403 –
Subtotal Investments in Securities $350,165,411 $141,464,907 $208,197,320 $503,184
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 47,692,360
Affiliated Short-Term Investments 25,376,776
Collateral Held for Securities Loaned 2,125,613
Subtotal Other Investments $75,194,749
Total Investments at Value $425,360,160
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Balanced Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 826,277 826,277 – –
Total Asset Derivatives $826,277 $826,277 $– $–
Liability Derivatives
Futures Contracts 819,161 586,157 233,004 –
Total Return Swaps 50,048 – 50,048 –
Credit Default Swaps 14,586 – 14,586 –
Total Liability Derivatives $883,795 $586,157 $297,638 $–
The following table presents Balanced Income Plus Fund's futures contracts held as of January 31, 2025. Investments and/or cash totaling
$2,761,204 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 20 March 2025 $ 2,196,612 ( $ 19,737)
CBOT 2-Yr. U.S. Treasury Note 108 March 2025 22,191,752 15,748
CBOT 5-Yr. U.S. Treasury Note 59 March 2025 6,300,208 (23,160)
CBOT U.S. Long Bond 11 March 2025 1,281,272 (28,303)
CME E-mini S&P 500 Index 56 March 2025 17,160,725 (172,425)
CME Ultra Long Term U.S. Treasury Bond 57 March 2025 6,997,272 (244,553)
ICE mini MSCI EAFE Index 68 March 2025 7,991,398 68,302
ICE US mini MSCI Emerging Markets Index 78 March 2025 4,350,539 (97,979)
Total Futures Long Contracts $ 68,469,778 ( $ 502,107)
CME E-mini Russell 2000 Index (92) March 2025 ( $ 10,913,701) $ 354,861
CME E-mini S&P Mid-Cap 400 Index (40) March 2025 (13,310,551) 310,551
CME Euro Foreign Exchange Currency (35) March 2025 (4,625,503) 76,815
Eurex Euro STOXX 50 Index (84) March 2025 (4,360,222) (233,004)
Total Futures Short Contracts ( $ 33,209,977) $509,223
Total Futures Contracts $ 35,259,801 $7,116

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Balanced Income Plus Fund's credit default swap contracts held as of January 31, 2025. Investments totaling
$99,389 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 43, 5 Year, at 5.00%, Quarterly Buy 12/20/2029 $ 915,000 $ – ( $ 14,586) ( $ 14,586)
Total Credit Default Swaps $– ($14,586) ($14,586)
1 As the buyer of protection, Balanced Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Balanced Income Plus Fund's total return swap contracts held as of January 31, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 400,478 ( $ 50,048) $ – ( $ 50,048)
Total Return Swaps ( $ 50,048) $ – ($50,048)
# Payment made on Termination Date

Balanced Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $20,834 $340 $590 $20,613 2,505 4.9%
Core International Equity 28,555 885 2,005 27,079 2,533 6.5
Total U.S. Affiliated Registered Investment
Companies 49,389 47,692 11.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% 29,170 35,041 38,834 25,377 2,538 6.1
Total Affiliated Short-Term Investments 29,170 25,377 6.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,833 10,261 12,968 2,126 2,126 0.5
Total Collateral Held for Securities Loaned 4,833 2,126 0.5
Total Value $83,392 $75,195
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($115) $144 $– $341
Core International Equity 219 (575) – 885
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% – – – 395
Total Income/Non Cash Income from Affiliated Investments $1,621
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total $104 ($431) $–

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 75.5% Value
Communications Services  5.4%
184,806 Alphabet, Inc., Class C $ 37,996,114
8,134 AMC Networks, Inc.
a
78,330
548,297 Auto Trader Group plc
b
5,340,314
4,811 Bandwidth, Inc.
a
85,492
1,066 CAR Group, Ltd. 26,564
60,202 Cargurus, Inc.
a
2,359,918
236 Charter Communications, Inc.
a
81,536
125,425 Comcast Corporation 4,221,806
47,174 Deutsche Telekom AG 1,582,636
31,489 E.W. Scripps Company
a
59,199
421 Electronic Arts, Inc. 51,745
2,607 Entravision Communications
Corporation 5,605
10,700 Fuji Media Holdings, Inc. 150,922
12,860 Globalstar, Inc.
a
19,676
112,000 HKT Trust and HKT, Ltd. 137,702
14,188 iHeartMedia, Inc.
a
31,497
33,873 Imax Corporation
a
797,709
2,812 Integral Ad Science Holding
Corporation
a
29,554
10,235 Ipsos SA 484,308
9,883 Iridium Communications, Inc. 284,136
45,700 KDDI Corporation 1,522,541
3,851 Liberty Global, Ltd., Class A
a
44,325
7,620 Liberty Latin America, Ltd., Class
A
a
47,092
1,373 Liberty Media Corporation-Liberty
Live Group
a
101,039
15,177 Lumen Technologies, Inc.
a
74,974
9,199 Magnite, Inc.
a
158,223
52,634 Meta Platforms, Inc. 36,274,300
198,290 MFE-MediaForEurope NV 644,857
59,634 MONY Group plc 143,443
7,645 New York Times Company 415,124
19,542 News Corporation, Class A 549,521
13,600 Nintendo Company, Ltd. 892,224
3,449,900 Nippon Telegraph and Telephone
Corporation 3,396,257
1,437 Omnicom Group, Inc. 124,717
35,690 Pinterest, Inc.
a
1,176,342
12,052 QuinStreet, Inc.
a
285,150
14,467 Rightmove plc 119,048
2,523 Scout24 SE
b
245,341
1,627 Sinclair, Inc. 23,836
7,867 Sirius XM Holdings, Inc. 188,887
19,300 SoftBank Group Corporation 1,179,841
752 Spotify Technology SA
a
412,510
6,500 TBS Holdings, Inc. 176,843
2,251 TechTarget, Inc.
a
38,335
5,080 Telephone and Data Systems, Inc. 179,578
427,642 Telstra Corporation, Ltd. 1,044,043
3,638 TKO Group Holdings, Inc.
a
564,654
14,753 Trade Desk, Inc.
a
1,750,886
53,500 TV Asahi Holdings Corporation 845,788
193,608 Verizon Communications, Inc. 7,626,219
246,513 Warner Brothers Discovery, Inc.
a
2,573,596
Total 116,644,297
Consumer Discretionary  9.8%
23,088 Adidas AG 6,087,367
137 Adient plc
a
2,388
153,648 Amazon.com, Inc.
a
36,519,057
18,639 American Axle & Manufacturing
Holdings, Inc.
a
97,482
9,229 American Eagle Outfitters, Inc. 148,956
Shares Common Stock  75.5% Value
Consumer Discretionary  9.8% - continued
42,701 Aptiv plc
a
$ 2,665,396
36,180 Aristocrat Leisure, Ltd. 1,682,360
2,551 Autoliv, Inc. 246,580
12,202 Bath & Body Works, Inc. 458,917
49,041 Best Buy Company, Inc. 4,210,660
734 Booking Holdings, Inc. 3,477,369
4,303 Boot Barn Holdings, Inc.
a
692,138
8,931 BorgWarner, Inc. 284,899
9,997 Breville Group, Ltd. 235,489
1,748 Bright Horizons Family Solutions,
Inc.
a
214,305
349 CarMax, Inc.
a
29,888
857 Carvana Company
a
212,090
192 Cavco Industries, Inc.
a
97,659
16,228 Champion Homes, Inc.
a
1,498,331
9,617 Cheesecake Factory, Inc. 539,995
13,137 Chewy, Inc.
a
512,080
104,928 Chipotle Mexican Grill, Inc.
a
6,122,549
28,928 Columbia Sportswear Company 2,554,342
63,910 Compagnie Generale des
Etablissements Michelin SCA 2,222,596
213,881 Compass Group plc 7,369,109
5,874 Coursera, Inc.
a
45,289
26,692 D.R. Horton, Inc. 3,787,595
12,199 Dana, Inc. 194,452
585 Darden Restaurants, Inc. 114,215
6,652 Deckers Outdoor Corporation
a
1,179,799
29,575 DoorDash, Inc.
a
5,584,647
916 Dorman Products, Inc.
a
120,252
75,897 eBay, Inc. 5,121,530
1,803 Etsy, Inc.
a
99,003
25,904 Expedia Group, Inc.
a
4,428,289
2,500 Fast Retailing Company, Ltd. 823,393
16,800 Ferrari NV 7,207,768
619 Five Below, Inc.
a
58,050
4,548 Fox Factory Holding Corporation
a
124,251
497 Frontdoor, Inc.
a
29,760
1,630 GameStop Corporation
a
43,847
14,750 Gap, Inc. 355,032
26,074 Gentex Corporation 675,838
11,216 Gildan Activewear, Inc. 578,858
5,194 Goodyear Tire & Rubber
Company
a
46,071
4,328 Grand Canyon Education, Inc.
a
760,170
1,611 Group 1 Automotive, Inc. 735,405
20,377 Hanesbrands, Inc.
a
165,461
2,919 Hasbro, Inc. 168,835
23,600 Heiwa Corporation 354,684
877 Hermes International SCA 2,466,698
7,501 Hilton Worldwide Holdings, Inc. 1,920,781
23,547 Home Depot, Inc. 9,700,893
296,000 Honda Motor Company, Ltd. 2,801,686
18,492 Industria de Diseno Textil SA 1,003,755
2,979 Installed Building Products, Inc. 592,344
20,250 InterContinental Hotels Group plc 2,700,152
15,934 JB Hi-Fi, Ltd. 994,146
5,494 Latham Group, Inc.
a
40,106
15,464 Laureate Education, Inc.
a
289,486
6,457 Lear Corporation 607,539
2,623 Leggett & Platt, Inc. 27,699
6,082 LKQ Corporation 227,406
63,146 Lottery Corporation, Ltd. 196,311
21,177 Lowe's Companies, Inc. 5,506,867
3,426 Lululemon Athletica, Inc.
a
1,419,049

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  75.5% Value
Consumer Discretionary  9.8% - continued
3,438 LVMH Moet Hennessy Louis
Vuitton SE $ 2,514,565
4,479 Mattel, Inc.
a
83,489
4,879 Modine Manufacturing Company
a
494,975
3,012 Mohawk Industries, Inc.
a
368,368
32,962 Next plc 4,051,333
52,264 NIKE, Inc. 4,019,102
110 NVR, Inc.
a
881,780
375 OneSpaWorld Holdings, Ltd. 8,010
12,550 Pandora AS 2,401,046
8,086 Patrick Industries, Inc. 785,474
131,356 Pirelli & C. SPA
b
790,444
622 Planet Fitness, Inc.
a
67,275
3,277 Pool Corporation 1,128,107
73,284 Qurate Retail, Inc. 25,877
480 Ralph Lauren Corporation 119,856
2,916 Revolve Group, Inc.
a
92,087
14,669 Ross Stores, Inc. 2,208,565
11,600 Sankyo Company, Ltd. 155,543
101,700 Sekisui House, Ltd.
c
2,337,369
5,165 Service Corporation International/
US 403,490
17,862 SharkNinja, Inc.
a
1,997,150
17,217 Six Flags Entertainment
Corporation 759,098
12,648 Solid Power, Inc.
a
17,581
232,200 Sony Group Corporation 5,124,501
160,304 Sony Group Corporation ADR 3,528,291
89,869 Stellantis NV 1,199,919
2,660 Stitch Fix, Inc.
a
12,529
19,385 Stoneridge, Inc.
a
100,220
1,078 Strategic Education, Inc. 105,892
14,661 Tapestry, Inc. 1,069,373
33,311 Tesla, Inc.
a
13,477,631
3,581 Texas Roadhouse, Inc. 648,519
330 TopBuild Corporation
a
113,084
240,900 Toyota Motor Corporation 4,569,758
3,626 Travel + Leisure Company 197,109
561 Ulta Beauty, Inc.
a
231,216
626 Vail Resorts, Inc. 106,495
2,399 Valvoline, Inc.
a
89,027
13,441 VF Corporation 349,063
1,255 Visteon Corporation
a
105,495
13,881 Wesfarmers, Ltd. 653,857
2,173 Wingstop, Inc. 647,337
54,310 Wyndham Hotels & Resorts, Inc. 5,703,636
57,700 Yamada Holdings Company, Ltd. 169,419
177,000 Yue Yuen Industrial Holdings, Ltd. 377,217
97,119 Yum China Holding, Inc. 4,491,754
Total 210,261,340
Consumer Staples  3.4%
15,241 AAK AB 442,975
4,000 Ain Holdings, Inc. 120,696
13,600 Arcs Company, Ltd. 236,323
4,372 BellRing Brands, Inc.
a
338,174
6,062 BJ's Wholesale Club Holdings,
Inc.
a
600,441
9,736 British American Tobacco plc 386,284
3,382 Casey's General Stores, Inc. 1,426,426
7,465 Celsius Holdings, Inc.
a
186,476
50,778 Coles Group, Ltd. 612,078
415,629 Coty, Inc.
a
3,046,561
35,240 Danone SA 2,468,380
11,859 e.l.f. Beauty, Inc.
a
1,184,833
Shares Common Stock  75.5% Value
Consumer Staples  3.4% - continued
113,289 Imperial Brands plc $ 3,820,957
18,560 J & J Snack Foods Corporation 2,546,989
31,297 J.M. Smucker Company 3,345,336
117,800 Japan Tobacco, Inc. 3,001,053
214,210 Kenvue, Inc. 4,560,531
1,199 Kimberly-Clark Corporation 155,834
215,823 Koninklijke Ahold Delhaize NV 7,648,232
51,566 Lamb Weston Holdings, Inc. 3,090,866
1,316 Lancaster Colony Corporation 222,062
1,389 Maplebear, Inc.
a
67,061
6,441 McCormick & Company, Inc. 497,438
25,166 Nestle SA 2,137,616
65,674 Philip Morris International, Inc. 8,550,755
101,471 Sysco Corporation 7,399,265
1,571,101 Tesco plc 7,230,795
1,206 Tyson Foods, Inc. 68,127
7,500 Unilever plc 429,576
2,649 US Foods Holding Corporation
a
187,894
11,617 Vita Coco Company, Inc.
a
434,940
57,434 Walmart, Inc. 5,637,721
147,500 WH Group, Ltd.
b
115,064
Total 72,197,759
Energy  3.1%
5,630 Antero Midstream Corporation 90,305
14,367 Antero Resources Corporation
a
536,176
27,013 Archrock, Inc. 758,795
24,317 Baker Hughes Company 1,122,959
15,804 Berry Corporation 68,905
4,574 Cactus, Inc. 273,113
78,260 ConocoPhillips 7,734,436
30,694 Coterra Energy, Inc. 850,838
6,172 Crescent Energy Company 92,950
136,411 Devon Energy Corporation 4,651,615
1,325 DT Midstream, Inc. 133,931
390,700 Eneos Holdings, Inc. 1,964,173
210,961 Enterprise Products Partners, LP 6,887,877
2,850 EQT Corporation 145,692
8,481 Expand Energy Corporation 861,670
97,788 Exxon Mobil Corporation 10,446,692
1,804 Gulfport Energy Corporation
a
322,032
93,511 Halliburton Company 2,433,156
13,668 Hess Midstream, LP 553,691
24,372 Kinder Morgan, Inc. 669,743
2,733 Kodiak Gas Services, Inc. 127,850
14,118 Koninklijke Vopak NV 648,027
34,467 Kosmos Energy, Ltd.
a
109,605
19,237 Marathon Petroleum Corporation 2,803,023
19,938 Matador Resources Company 1,156,404
615 Natural Gas Services Group, Inc.
a
16,095
23,207 Noble Corporation plc 743,784
6,487 Oceaneering International, Inc.
a
161,202
12,683 Ovintiv, Inc. 535,476
2,764 Par Pacific Holdings, Inc.
a
46,214
2,140 Phillips 66 252,242
13,436 SBM Offshore NV 251,013
435,559 Shell plc 14,301,413
35,342 Shell plc ADR 2,327,271
6,187 Sitio Royalties Corporation 124,606
4,481 SM Energy Company 170,099
3,740 Solaris Energy Infrastructure, Inc. 102,065
3,741 Talos Energy, Inc.
a
37,111
222 Targa Resources Corporation 43,690
61,404 TechnipFMC plc 1,845,190
3,667 Vital Energy, Inc.
a
116,977

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  75.5% Value
Energy  3.1% - continued
1,283 Williams Companies, Inc. $ 71,117
9,032 Woodside Energy Group, Ltd. 137,655
Total 66,726,878
Financials  13.2%
2,650 1st Source Corporation 166,208
33,876 AB Industrivarden, Class A 1,202,792
872 Affirm Holdings, Inc.
a
53,253
73,911 AGNC Investment Corporation 736,893
161,914 AIB Group plc 952,085
27,049 Allianz SE 8,819,751
23,832 Allstate Corporation 4,583,609
3,910 Amalgamated Financial
Corporation 136,615
13,069 American Express Company 4,148,754
48,971 American International Group, Inc. 3,607,204
6,894 Ameriprise Financial, Inc. 3,745,924
2,745 Ameris Bancorp 180,209
940 AMERISAFE, Inc. 47,019
8,678 Annaly Capital Management, Inc. 177,118
354 Arrow Financial Corporation 9,420
3,037 Arthur J. Gallagher & Company 916,627
4,363 Artisan Partners Asset
Management, Inc. 194,982
9,065 Associated Banc-Corp 227,894
1,284 Assurant, Inc. 276,304
1,606 Assured Guaranty, Ltd. 151,928
890 Atlantic Union Bankshares
Corporation 33,615
104,538 Australia and New Zealand
Banking Group, Ltd. 1,974,056
42,039 AvidXchange Holdings, Inc.
a
445,613
614 Axis Capital Holdings, Ltd. 55,886
1,847 Axos Financial, Inc.
a
129,161
688,504 Banca Monte dei Paschi di Siena
SPA 4,411,389
56 BancFirst Corporation 6,668
433,140 Banco Bilbao Vizcaya Argentaria
SA 4,931,271
507,695 Banco Santander SA 2,601,682
8,821 Bank Hapoalim BM 113,162
70,272 Bank Leumi Le-Israel BM 879,449
236,370 Bank of America Corporation 10,943,931
161 Bank of Hawaii Corporation 11,996
56,572 Bank of New York Mellon
Corporation 4,861,232
1,473 Bank OZK 74,814
1,717 BankFinancial Corporation 23,145
3,588 BankUnited, Inc. 147,503
2,374 Bar Harbor Bankshares 75,208
149,597 Barclays plc 548,270
3,227 BCB Bancorp, Inc. 34,948
5,497 Berkshire Hills Bancorp, Inc. 161,667
3,008 Block, Inc.
a
273,187
23,391 Blue Owl Capital, Inc. 608,400
72,286 BNP Paribas SA 4,937,826
223 BOK Financial Corporation 24,624
2,653 Brighthouse Financial, Inc.
a
163,717
7,931 Brookline Bancorp, Inc. 96,996
9,729 Brown & Brown, Inc. 1,018,237
499 Burke & Herbert Financial Services
Corporation 32,091
3,092 Business First Bancshares, Inc. 83,453
1,173 Byline Bancorp, Inc. 34,416
3,224 Cadence Bank 113,485
Shares Common Stock  75.5% Value
Financials  13.2% - continued
224 Camden National Corporation $ 10,161
200 Capital City Bank Group, Inc. 7,378
31,431 Capital One Financial Corporation 6,402,809
13,166 Capitol Federal Financial, Inc. 78,338
23,954 Carlyle Group, Inc. 1,345,257
532 Cathay General Bancorp 25,265
2,535 Cboe Global Markets, Inc. 517,977
89,235 Charles Schwab Corporation 7,381,519
5,403 Chimera Investment Corporation 80,451
275 ChoiceOne Financial Services, Inc. 9,215
18,710 Chubb, Ltd. 5,086,875
1,626 Cincinnati Financial Corporation 222,843
1,934 Citizens Financial Group, Inc. 92,000
3,262 CNB Financial Corporation 82,529
4,529 CNO Financial Group, Inc. 180,888
217 Coinbase Global, Inc.
a
63,219
3,305 Columbia Banking System, Inc. 92,209
2,573 Comerica, Inc. 173,214
2,425 Commerce Bancshares, Inc. 161,990
42,836 Commonwealth Bank of Australia 4,227,160
397 Community Financial System, Inc. 26,015
2,588 Community Trust Bancorp, Inc. 138,484
1,377 ConnectOne Bancorp, Inc. 34,893
394,327 Credit Agricole SA 5,936,343
1,163 Cullen/Frost Bankers, Inc. 162,122
2,075 Customers Bancorp, Inc.
a
118,233
545 CVB Financial Corporation 11,358
11,900 Dai-ichi Mutual Life Insurance
Company, Ltd. 324,932
240,400 Daiwa Securities Group, Inc. 1,740,294
140,450 DBS Group Holdings, Ltd. 4,597,199
58,782 Deutsche Bank AG 1,150,528
34,023 Deutsche Boerse AG 8,404,956
234 Diamond Hill Investment Group,
Inc. 35,109
24,494 Discover Financial Services 4,925,498
151,354 DNB Bank ASA 3,214,862
2,361 Eagle Bancorp, Inc. 61,882
3,441 East West Bancorp, Inc. 354,320
1,280 Eastern Bankshares, Inc. 23,501
758 Employers Holdings, Inc. 37,263
1,576 Enova International, Inc.
a
177,016
2,107 Enterprise Financial Services
Corporation 126,083
16,523 Equitable Holdings, Inc. 899,182
1,938 Equity Bancshares, Inc. 84,497
1,909 Essent Group, Ltd. 111,199
1,356 Euronext NV
b
157,495
5,115 F.N.B. Corporation 80,254
608 FactSet Research Systems, Inc. 288,441
15,398 Federated Hermes, Inc. 612,378
4,630 Fidelity National Information
Services, Inc. 377,206
3,380 Fifth Third Bancorp 149,768
2,338 Financial Institutions, Inc. 61,653
610 First American Financial
Corporation 38,564
10,914 First Bancorp/Puerto Rico 226,575
4,408 First Bancshares, Inc. 169,047
6,931 First Busey Corporation 168,285
470 First Business Financial Services,
Inc. 24,280
1,915 First Citizens BancShares, Inc./NC 4,221,981
4,180 First Financial Bancorp 117,124
1,472 First Financial Bankshares, Inc. 54,847
1,638 First Financial Corporation 78,935

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  75.5% Value
Financials  13.2% - continued
914 First Hawaiian, Inc. $ 25,245
11,932 First Horizon Corporation 261,191
1,722 First Internet Bancorp 56,086
455 First Interstate BancSystem, Inc. 14,992
3,120 First Merchants Corporation 138,653
4,134 First Mid-Illinois Bancshares, Inc. 156,803
4,874 Fiserv, Inc.
a
1,052,979
1,602 Flagstar Financial, Inc. 18,952
4,130 Flushing Financial Corporation 57,613
1,165 Flywire Corporation
a
22,519
9,188 Fulton Financial Corporation 186,884
13,024 Glacier Bancorp, Inc. 646,902
197 Great Southern Bancorp, Inc. 11,582
5,509 Groupe Bruxelles Lambert SA 382,434
3,228 Hamilton Lane, Inc. 513,833
3,341 Hancock Whitney Corporation 199,591
1,461 Hanmi Financial Corporation 35,093
892 Hanover Insurance Group, Inc. 136,556
3,083 Hartford Financial Services Group,
Inc. 343,909
326 HBT Financial, Inc. 7,928
1,937 Heartland Financial USA, Inc. 125,266
1,848 Heritage Commerce Corporation 17,907
2,908 Home BancShares, Inc. 87,793
1,894 Hometrust Bancshares, Inc. 69,642
7,977 Hope Bancorp, Inc. 93,012
388 Horace Mann Educators
Corporation 14,988
6,337 Horizon Bancorp, Inc. 106,398
10,099 Houlihan Lokey, Inc. 1,835,190
62,020 HSBC Holdings plc 647,742
5,701 HUB24, Ltd. 282,241
6,695 Huntington Bancshares, Inc./OH 115,154
9,365 IG Group Holdings plc 118,322
119 Independent Bank Corporation/MA 7,992
1,724 Independent Bank Corporation/MI 62,754
241,007 Insurance Australia Group, Ltd. 1,366,815
397 Interactive Brokers Group, Inc. 86,324
23,932 Intercontinental Exchange, Inc. 3,825,052
10,406 Invesco, Ltd. 200,107
451 Investar Holding Corporation 8,601
230,011 Investor AB, Class B 6,549,843
51,443 J.P. Morgan Chase & Company 13,750,714
18,734 Jack Henry & Associates, Inc. 3,261,402
16,939 Janus Henderson Group plc 761,069
267,100 Japan Post Holdings Company,
Ltd. 2,789,594
12,600 Japan Post Insurance Company,
Ltd. 245,544
10,820 Kearny Financial Corporation/MD 74,658
346,127 KeyCorp 6,223,363
4,373 Kinsale Capital Group, Inc. 1,932,604
1,306 LendingTree, Inc.
a
58,679
6,644 M&T Bank Corporation 1,337,039
4,046 Macquarie Group, Ltd. 598,536
167,191 Man Group plc 441,849
1,451 MarketAxess Holdings, Inc. 320,134
8,552 Marsh & McLennan Companies,
Inc. 1,854,758
3,254 Mercantile Bank Corporation 158,828
55,370 MetLife, Inc. 4,790,059
936 Metropolitan Bank Holding
Corporation
a
60,026
59,589 MGIC Investment Corporation 1,521,903
1,755 Mid Penn Bancorp, Inc. 52,861
4,659 Midland States Bancorp, Inc. 89,732
Shares Common Stock  75.5% Value
Financials  13.2% - continued
2,133 MidWestOne Financial Group, Inc. $ 67,467
252,600 Mitsubishi HC Capital, Inc. 1,679,811
239,500 Mitsubishi UFJ Financial Group,
Inc. 3,028,812
126,100 Mizuho Financial Group, Inc. 3,472,267
827 Morningstar, Inc. 271,785
5,673 Mr. Cooper Group, Inc.
a
588,914
3,700 MS and AD Insurance Group
Holdings, Inc. 76,715
862 MSCI, Inc. 514,416
12,466 Nasdaq, Inc. 1,026,450
70,450 National Australia Bank, Ltd. 1,736,008
65 Nelnet, Inc. 7,161
13,555 Netwealth Group, Ltd. 262,027
454 Nicolet Bankshares, Inc. 50,907
21,014 NMI Holdings, Inc.
a
811,561
308,700 Nomura Holdings, Inc. 2,006,978
60,384 Nordea Bank Abp 718,209
258 Northeast Community Bancorp,
Inc. 6,398
13,928 Northern Trust Corporation 1,563,975
4,985 Northfield Bancorp, Inc. 58,175
163 Northrim BanCorp, Inc. 13,876
8,046 Northwest Bancshares, Inc. 106,288
8,174 OceanFirst Financial Corporation 146,805
4,157 OFG Bancorp 177,545
5,672 Old National Bancorp 135,277
3,804 Old Republic International
Corporation 139,150
8,047 Old Second Bancorp, Inc. 151,203
5,953 OneMain Holdings, Inc. 330,630
12,800 ORIX Corporation 270,372
2,249 Orrstown Financial Services, Inc. 81,729
782 Palomar Holdings, Inc.
a
84,354
9,577 Paragon Banking Group plc 95,411
72 Park National Corporation 12,219
1,258 Paymentus Holdings, Inc.
a
40,206
51,767 PayPal Holdings, Inc.
a
4,585,521
1,429 PCB Bancorp 27,565
3,478 Peoples Bancorp, Inc./OH 113,557
1,568 Pinnacle Financial Partners, Inc. 195,639
7,352 Pinnacle Investment Management
Group, Ltd. 115,272
13,883 Plus500, Ltd. 487,141
3,694 Popular, Inc. 380,260
1,508 Principal Financial Group, Inc. 124,335
1,645 Prosperity Bancshares, Inc. 131,600
9,634 Provident Financial Services, Inc. 178,903
2,064 Prudential Financial, Inc. 249,249
48,473 QBE Insurance Group, Ltd. 625,679
7,887 Radian Group, Inc. 268,316
4,175 Regions Financial Corporation 102,872
422 Reinsurance Group of America,
Inc. 96,157
3,315 Renasant Corporation 128,887
7,836 Rithm Capital Corporation 90,192
5,295 RLI Corporation 388,388
17,172 Robinhood Markets, Inc.
a
892,085
10,548 SEI Investments Company 913,246
5,917 Selective Insurance Group, Inc. 497,797
631 ServisFirst Bancshares, Inc. 57,213
2,402 Shore Bancshares, Inc. 39,273
647 Sierra Bancorp 19,501
570 Simmons First National
Corporation 12,950
202,400 Singapore Exchange, Ltd. 1,821,088

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  75.5% Value
Financials  13.2% - continued
603 Southern Missouri Bancorp, Inc. $ 35,686
1,374 Southside Bancshares, Inc. 43,185
2,032 SouthState Corporation 214,559
772 Stellar Bancorp, Inc. 21,925
5,000 StepStone Group, Inc. 320,400
592 Stifel Financial Corporation 68,583
151,900 Sumitomo Mitsui Financial Group,
Inc. 3,743,288
223,318 Svenska Handelsbanken AB 2,470,719
6,097 Svolder AB 30,116
4,921 Synovus Financial Corporation 277,643
9,555 Texas Capital Bancshares, Inc.
a
754,367
39,800 Tokio Marine Holdings, Inc. 1,312,738
7,058 TPG RE Finance Trust, Inc. 59,358
24,072 TPG, Inc. 1,618,842
20,119 Tradeweb Markets, Inc. 2,553,101
12,590 Triumph Financial, Inc.
a
970,185
2,584 TrustCo Bank Corporation NY 83,101
4,552 Trustmark Corporation 170,700
25,824 U.S. Bancorp 1,233,871
148,199 UBS Group AG 5,225,428
663 UMB Financial Corporation 78,168
1,850 United Bankshares, Inc. 71,225
1,201 United Community Banks, Inc. 39,837
676 Unity Bancorp, Inc. 32,685
2,918 Univest Financial Corporation 88,678
5,444 Unum Group 415,105
4,616 Valley National Bancorp 47,452
3,524 Veritex Holdings, Inc. 94,443
349 Virtu Financial, Inc. 13,981
35,965 Visa, Inc. 12,292,837
5,098 Voya Financial, Inc. 361,907
2,222 WaFd, Inc. 65,949
352 Walker & Dunlop, Inc. 33,817
3,562 Webster Financial Corporation 214,575
179,658 Wells Fargo & Company 14,157,050
1,269 Wendel SA 125,407
3,028 WesBanco, Inc. 106,101
2,935 Westamerica Bancorporation 151,916
9,455 Western Alliance Bancorp 830,811
33,768 Western Union Company 348,486
112,105 Westpac Banking Corporation 2,326,053
316 Willis Towers Watson plc 104,143
6,391 Wintrust Financial Corporation 836,007
389 WSFS Financial Corporation 21,784
7,105 Zions Bancorp NA 411,095
320 Zurich Insurance Group AG 193,909
Total 283,110,829
Health Care  8.6%
12,446 Acadia Healthcare Company, Inc.
a
561,439
2,378 ACELYRIN, Inc.
a
4,685
721 ADMA Biologics, Inc.
a
11,644
3,198 Agilent Technologies, Inc. 484,561
1,567 Agios Pharmaceuticals, Inc.
a
53,889
18,126 Amgen, Inc. 5,173,523
4,967 Amicus Therapeutics, Inc.
a
47,584
1,458 Anika Therapeutics, Inc.
a
24,873
1,951 Argenx SE ADR
a
1,278,159
387 Arvinas, Inc.
a
6,815
70,289 AstraZeneca plc 9,866,822
915 Astria Therapeutics, Inc.
a
7,192
138,161 Avantor, Inc.
a
3,078,227
13,446 Baxter International, Inc. 437,802
1,159 Biogen, Inc.
a
166,815
Shares Common Stock  75.5% Value
Health Care  8.6% - continued
6,279 Bio-Techne Corporation $ 461,820
613 Bruker Corporation 35,646
8,533 Cabaletta Bio, Inc.
a
20,394
5,178 CareDx, Inc.
a
120,647
24,556 Caribou Biosciences, Inc.
a
35,115
4,988 Cencora, Inc. 1,267,999
4,099 Centene Corporation
a
262,459
9,991 Certara, Inc.
a
142,172
459 Charles River Laboratories
International, Inc.
a
75,625
12,826 Cigna Group 3,773,537
2,333 Cochlear, Ltd. 459,186
6,717 Cooper Companies, Inc.
a
648,526
3,437 CryoPort, Inc.
a
25,915
15,619 CSL, Ltd. 2,696,513
14,100 Daiichi Sankyo Company, Ltd. 393,114
19,592 Danaher Corporation 4,363,922
3,345 Definitive Healthcare Corporation
a
16,257
6,076 Denali Therapeutics, Inc.
a
141,571
14,409 Dentsply Sirona, Inc. 284,722
17,745 Dexcom, Inc.
a
1,540,798
1,839 Doximity, Inc.
a
108,685
5,461 Editas Medicine, Inc.
a
7,154
21,042 Elanco Animal Health, Inc.
a
253,135
12,509 Eli Lilly & Company 10,145,800
7,679 Enanta Pharmaceuticals, Inc.
a
39,240
17,203 Encompass Health Corporation 1,707,742
9,912 Exact Sciences Corporation
a
555,568
519 Exelixis, Inc.
a
17,205
7,981 Fate Therapeutics, Inc.
a
10,375
5,010 Fortrea Holdings, Inc.
a
84,218
13,125 Fresenius Medical Care AG 651,980
56,552 Gilead Sciences, Inc. 5,496,854
28,934 Globus Medical, Inc.
a
2,682,760
7,950 GoodRx Holdings, Inc.
a
37,921
8,274 Haemonetics Corporation
a
571,320
14,117 HealthEquity, Inc.
a
1,558,799
10,730 Henry Schein, Inc.
a
858,400
20,600 Hoya Corporation 2,766,291
1,535 Humana, Inc. 450,108
3,781 IDEXX Laboratories, Inc.
a
1,595,771
326 Illumina, Inc.
a
43,273
2,060 Incyte Corporation
a
152,770
4,361 Inspire Medical Systems, Inc.
a
843,853
768 Insulet Corporation
a
213,796
3,766 Integra LifeSciences Holdings
Corporation
a
98,293
5,739 Intellia Therapeutics, Inc.
a
59,226
11,145 Intuitive Surgical, Inc.
a
6,373,603
1,679 IQVIA Holding, Inc.
a
338,083
4,397 iTeos Therapeutics, Inc.
a
33,153
62,526 Johnson & Johnson 9,513,331
2,572 Kura Oncology, Inc.
a
20,345
20,024 Labcorp Holdings, Inc. 5,001,995
2,915 Laboratorios Farmaceuticos ROVI
SA 196,855
74 Ligand Pharmaceuticals, Inc.
a
8,625
35 Medpace Holdings, Inc.
a
12,220
62,535 Merck & Company, Inc. 6,179,709
393 Mettler-Toledo International, Inc.
a
536,225
2,413 Myriad Genetics, Inc.
a
30,573
7,921 Natera, Inc.
a
1,401,383
9,270 Nkarta, Inc.
a
21,692
126,797 Novartis AG 13,272,708
91,564 Novo Nordisk AS 7,730,261

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  75.5% Value
Health Care  8.6% - continued
1,361 Novocure, Ltd.
a
$ 33,372
47,300 Ono Pharmaceutical Company,
Ltd. 492,080
5,100 Otsuka Holdings Company, Ltd. 266,308
5,253 Penumbra, Inc.
a
1,402,393
485 Phibro Animal Health Corporation 10,578
1,128 Prestige Consumer Healthcare,
Inc.
a
86,597
7,216 Pro Medicus, Ltd. 1,234,919
3,458 Prothena Corporation plc
a
49,207
546 PTC Therapeutics, Inc.
a
25,050
4,870 QIAGEN NV 217,397
1,109 Quest Diagnostics, Inc. 180,878
69,396 Recordati SPA 4,216,782
4,584 Regeneron Pharmaceuticals, Inc.
a
3,084,940
14,892 Relay Therapeutics, Inc.
a
66,567
11,884 Repligen Corporation
a
1,975,240
57 Revvity, Inc. 7,189
31,618 Roche Holding AG, Participation
Certificates 9,939,813
4,786 Rocket Pharmaceuticals, Inc.
a
51,402
49,743 Royalty Pharma plc 1,570,884
18,074 RxSight, Inc.
a
612,166
96,654 Sanofi SA ADR 5,252,178
41,479 scPharmaceuticals, Inc.
a
137,710
435 Siegfried Holding AG 488,593
3,493 STERIS plc 770,730
27,948 Stevanato Group SPA 626,315
20,087 Sutro Biopharma, Inc.
a
38,567
140,500 Takeda Pharmaceutical Company,
Ltd. 3,779,453
1,173 Teleflex, Inc. 211,422
2,073 Tenet Healthcare Corporation
a
292,065
49,100 Terumo Corporation 921,799
31,987 Teva Pharmaceutical Industries,
Ltd. ADR
a
567,130
15,584 Twist Bioscience Corporation
a
816,134
24,832 UnitedHealth Group, Inc. 13,471,112
639 Veeva Systems, Inc.
a
149,053
11,226 Vericel Corporation
a
657,170
6,767 Viatris, Inc. 76,332
2,609 Waystar Holding Corporation
a
104,856
3,649 West Pharmaceutical Services,
Inc. 1,246,316
6,150 Xencor, Inc.
a
112,422
2,744 Xenon Pharmaceuticals, Inc.
a
109,705
6,324 Zentalis Pharmaceuticals, Inc.
a
11,004
43,198 Zimmer Biomet Holdings, Inc. 4,729,317
27,111 Zoetis, Inc. 4,633,270
Total 184,377,681
Industrials  10.0%
4,210 A.O. Smith Corporation 283,333
74 A.P. Moller - Maersk AS, Class A 107,089
360 A.P. Moller - Maersk AS, Class B 531,676
1,278 AAR Corporation
a
86,597
142,099 ABB, Ltd. 7,737,629
7,493 Advanced Drainage Systems, Inc. 905,979
12,749 AECOM 1,344,255
4,292 Aena SME SA
b
924,324
6,638 AGCO Corporation 693,206
883 Alaska Air Group, Inc.
a
64,680
7,889 Alfa Laval AB 351,665
2,207 Allison Transmission Holdings, Inc. 259,411
41,700 Amada Company, Ltd. 430,573
Shares Common Stock  75.5% Value
Industrials  10.0% - continued
79,604 Amentum Holdings, Inc.
a
$ 1,669,296
3,149 AMETEK, Inc. 581,179
1,031 Applied Industrial Technologies,
Inc. 268,091
1,929 Arcosa, Inc. 195,408
127 Argan, Inc. 17,374
5,150 Armstrong World Industries, Inc. 777,702
5,485 Array Technologies, Inc.
a
40,205
168,959 Assa Abloy AB 5,176,282
266,015 Atlas Copco AB, Class A 4,443,986
18,682 Atlas Copco AB, Class B 277,738
11,319 Atmus Filtration Technologies, Inc. 473,361
7,993 AZEK Company, Inc.
a
409,481
15,636 Badger Infrastructure Solutions,
Ltd. 424,964
5,046 Beacon Roofing Supply, Inc.
a
597,144
450 Belimo Holding AG 328,383
1,432 Bloom Energy Corporation
a,c
33,767
8,805 Brady Corporation 655,884
98,510 Brambles, Ltd. 1,203,843
18,995 BWX Technologies, Inc. 2,145,105
12 CACI International, Inc.
a
4,635
1,101 Carlisle Companies, Inc. 428,795
4,115 Casella Waste Systems, Inc.
a
442,527
18,692 Caterpillar, Inc. 6,942,957
22,737 CECO Environmental Corporation
a
643,912
481,500 CK Hutchison Holdings, Ltd. 2,424,687
5,353 Clean Harbors, Inc.
a
1,247,249
384,084 CNH Industrial NV 4,947,002
230,100 ComfortDelGro Corporation, Ltd. 238,481
35,322 Compagnie de Saint-Gobain SA 3,312,259
11,063 Computershare, Ltd. 240,489
1,140 CSG Systems International, Inc. 67,021
215 CSW Industrials, Inc. 70,909
109,104 CSX Corporation 3,586,249
695 Cummins, Inc. 247,594
1,970 Curtiss-Wright Corporation 683,472
84,600 Dai Nippon Printing Company, Ltd. 1,250,337
800 Daikin Industries, Ltd. 93,969
756 Dayforce, Inc.
a
53,479
88,057 Delta Air Lines, Inc. 5,923,594
2,778 DNOW, Inc.
a
41,337
36 Dover Corporation 7,333
2,662 EMCOR Group, Inc. 1,192,736
2,722 Energy Recovery, Inc.
a
39,034
23,534 Enerpac Tool Group Corporation 1,063,501
116 ESCO Technologies, Inc. 15,398
53,357 ExlService Holdings, Inc.
a
2,681,723
12,087 Experian plc 595,399
88,949 Fastenal Company 6,514,625
2,705 Ferguson Enterprises, Inc. 489,930
116,654 Flowserve Corporation 7,304,874
12,686 Fluor Corporation
a
611,592
4,533 Fortive Corporation 368,669
4,487 Frontier Group Holdings, Inc.
a
37,825
33,611 Gates Industrial Corporation plc
a
695,412
18,604 General Dynamics Corporation 4,780,856
14,981 Graco, Inc. 1,260,951
10,641 Great Lakes Dredge & Dock
Corporation
a
116,945
806 Griffon Corporation 61,071
14,984 Helios Technologies, Inc. 668,436
517 Herc Holdings, Inc. 105,447
46,966 Hexcel Corporation 3,062,183
97,900 Hitachi, Ltd. 2,461,249

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  75.5% Value
Industrials  10.0% - continued
26,828 Honeywell International, Inc. $ 6,001,960
23,480 Howmet Aerospace, Inc. 2,972,098
7,193 Hudson Technologies, Inc.
a
41,719
112 Huron Consulting Group, Inc.
a
14,199
1,936 IDEX Corporation 434,264
1,192 IES Holdings, Inc.
a
263,766
41,600 Inaba Denki Sangyo Company,
Ltd. 990,829
2,584 Ingersoll Rand, Inc. 242,379
19,900 ITOCHU Corporation 916,277
3,818 ITT Corporation 576,594
27,102 Jacobs Solutions, Inc. 3,797,803
31,100 Jardine Matheson Holdings, Ltd. 1,252,725
44,992 JB Hunt Transport Services, Inc. 7,703,530
3,002 Kirby Corporation
a
327,668
38,000 Komatsu, Ltd. 1,146,204
1,773 Kongsberg Gruppen ASA 210,461
10,174 Korn Ferry 719,607
4,391 Kratos Defense & Security
Solutions, Inc.
a
146,528
19,667 L3Harris Technologies, Inc. 4,169,601
3,441 Landstar System, Inc. 566,595
46,392 Legrand SA 4,729,787
296 Lindsay Corporation 39,720
41,392 Logista Integral SA 1,250,656
1,802 ManpowerGroup, Inc. 108,516
150 Masco Corporation 11,892
42,551 Masterbrand, Inc.
a
736,983
450 McGrath RentCorp 55,202
14,600 MEITEC Group Holdings, Inc. 283,493
194,900 Mitsubishi Corporation 3,108,504
56,300 Mitsubishi Heavy Industries, Ltd. 823,964
37,800 Mitsui & Company, Ltd. 748,137
3,428 Moog, Inc. 622,731
12,992 MSC Industrial Direct Company,
Inc. 1,044,687
22,078 Mueller Water Products, Inc. 507,794
5,600 Nippon Express Holdings, Inc. 90,765
3,700 Nishimatsu Construction
Company, Ltd. 120,212
20,100 Nitto Kogyo Corporation 376,105
19,499 nVent Electric plc 1,269,190
26,714 Old Dominion Freight Line, Inc. 4,958,386
2,224 Otis Worldwide Corporation 212,214
2,283 PACCAR, Inc. 253,139
794 Parker-Hannifin Corporation 561,398
1,233 Paylocity Holding Corporation
a
253,406
12,524 Pentair plc 1,298,488
38,200 Recruit Holdings Company, Ltd. 2,666,062
6,889 Regal Rexnord Corporation 1,093,491
133,652 RELX plc 6,636,661
1,064 Republic Services, Inc. 230,750
13,248 Robert Half, Inc. 858,338
3,207 Rockwell Automation, Inc. 892,925
471 Rush Enterprises, Inc. 28,613
669 Ryder System, Inc. 106,645
3,018 Saia, Inc.
a
1,448,972
2,700 Sankyu, Inc. 96,434
24,030 Schneider Electric SE 6,094,593
50,300 Secom Company, Ltd. 1,692,653
19,551 Shoals Technologies Group, Inc.
a
93,454
3,576 Siemens AG 766,607
26,890 Siemens Energy AG
a
1,599,879
116,600 Singapore Airport Terminal
Services, Ltd. 290,199
Shares Common Stock  75.5% Value
Industrials  10.0% - continued
3,093 SkyWest, Inc.
a
$ 374,006
47,200 Sojitz Corporation 970,176
1,622 SS&C Technologies Holdings, Inc. 131,301
5,273 Stanley Black & Decker, Inc. 464,393
106,800 Sumitomo Corporation 2,315,451
96,000 Techtronic Industries Company,
Ltd. 1,291,113
3,531 Timken Company 283,433
60,600 TOPPAN Holdings, Inc. 1,700,859
1,504 Trane Technologies plc 545,576
204 TransDigm Group, Inc. 276,081
12,772 TransUnion 1,267,621
9,422 Trelleborg AB 354,759
51,000 Tsubakimoto Chain Company 626,634
110,653 Uber Technologies, Inc.
a
7,397,153
3,125 UFP Industries, Inc. 361,406
1,214 UL Solutions, Inc. 65,447
10,570 United Airlines Holdings, Inc.
a
1,118,729
32,399 United Parcel Service, Inc. 3,700,938
1,363 Verisk Analytics, Inc. 391,781
4,351 Verra Mobility Corporation
a
114,823
1,057 Wabtec Corporation 219,771
7,988 Waste Connections, Inc. 1,467,955
2,133 Watsco, Inc. 1,020,832
22,221 Werner Enterprises, Inc. 802,178
16,104 WNS Holdings, Ltd.
a
986,370
16,526 Wolters Kluwer NV 3,002,141
655,500 Yangzijiang Shipbuilding Holdings,
Ltd. 1,467,979
9,100 Yuasa Trading Company, Ltd. 258,510
27,830 Zigup plc 105,325
Total 214,104,946
Information Technology  14.2%
39,619 Advanced Micro Devices, Inc.
a
4,593,823
32,200 Advantest Corporation 1,780,247
6,761 Agilysys, Inc.
a
609,977
1,932 Ambarella, Inc.
a
148,223
28,058 Amphenol Corporation 1,985,945
145,213 Apple, Inc. 34,270,268
31,486 Applied Materials, Inc. 5,678,500
12,510 Arista Networks, Inc.
a
1,441,527
6,829 ASGN, Inc.
a
602,386
2,914 ASM International NV 1,690,652
12,412 ASML Holding NV 9,181,920
547 Astera Labs, Inc.
a
55,477
927 Atlassian Corporation
a
284,385
368 Autodesk, Inc.
a
114,573
3,159 BILL Holdings, Inc.
a
305,696
44,819 Broadcom, Inc. 9,917,100
22,255 CDW Corporation 4,431,861
2,330 Cerence, Inc.
a
29,032
12,804 Check Point Software
Technologies, Ltd.
a
2,791,528
148,566 Cisco Systems, Inc. 9,003,100
4,115 Clearwater Analytics Holdings,
Inc.
a
115,878
7,890 Coherent Corporation
a
713,966
5,096 CommVault Systems, Inc.
a
811,589
569 Consensus Cloud Solutions, Inc.
a
16,114
2,842 Credo Technology Group Holding,
Ltd.
a
198,997
3,183 CrowdStrike Holdings, Inc.
a
1,267,057
5,593 CyberArk Software, Ltd.
a
2,074,891
4,861 Descartes Systems Group, Inc.
a
563,050

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  75.5% Value
Information Technology  14.2% - continued
3,900 DISCO Corporation $ 1,128,751
49 DocuSign, Inc.
a
4,740
4,738 Dolby Laboratories, Inc. 396,713
22,092 Dynatrace Holdings, LLC
a
1,275,813
1,059 Elastic NV
a
119,222
2,082 Enphase Energy, Inc.
a
129,667
1,420 F5, Inc.
a
422,109
3,008 Fabrinet
a
650,360
637 Fair Isaac Corporation
a
1,193,458
767 FARO Technologies, Inc.
a
24,329
276 First Solar, Inc.
a
46,235
9,289 Flex, Ltd.
a
386,887
36,953 Fortinet, Inc.
a
3,727,819
5,176 Freshworks, Inc.
a
96,274
16,000 FUJIFILM Holdings NPV 352,498
32,600 Fujitsu, Ltd. 630,476
2,507 Gartner, Inc.
a
1,360,875
30,990 Gitlab, Inc.
a
2,254,832
4,956 Globant SA
a
1,057,214
13,005 Guidewire Software, Inc.
a
2,747,566
39,107 Halma plc 1,464,993
2,440 HubSpot, Inc.
a
1,902,053
4,236 Impinj, Inc.
a
537,506
51,002 International Business Machines
Corporation 13,041,211
909 IPG Photonics Corporation
a
66,657
1,574 Itron, Inc.
a
168,985
3,606 Jabil, Inc. 585,650
53,134 JFrog, Ltd.
a
1,846,938
5,100 Keyence Corporation 2,196,615
3,468 Keysight Technologies, Inc.
a
618,518
25,804 Knowles Corporation
a
488,470
247,500 Kyocera Corporation 2,568,999
4,100 Lasertec Corporation 426,414
28,783 Lattice Semiconductor
Corporation
a
1,641,207
3,231 Littelfuse, Inc. 770,141
323 MACOM Technology Solutions
Holdings, Inc.
a
42,717
10,954 Marvell Technology, Inc. 1,236,268
97,041 Microsoft Corporation 40,277,837
746 MicroStrategy, Inc.
a
249,753
657 Mirion Technologies, Inc.
a
10,407
9,225 MKS Instruments, Inc. 1,045,008
4,872 MongoDB, Inc.
a
1,331,615
61 Monolithic Power Systems, Inc. 38,880
997 Motorola Solutions, Inc. 467,842
112,900 Murata Manufacturing Company,
Ltd. 1,773,750
4,160 Napco Security Technologies, Inc. 152,672
1,387 nCino, Inc.
a
47,172
26,000 NEC Corporation 2,578,650
5,060 NetApp, Inc. 617,826
400 Nippon Electric Glass Company,
Ltd. 8,592
3,067 Nova, Ltd.
a
736,798
15,200 NS Solutions Corporation 386,639
7,900 NSD Company, Ltd. 166,800
79,400 NTT Data Group Corporation 1,540,885
302,687 NVIDIA Corporation 36,343,628
1,736 Okta, Inc.
a
163,566
3,000 Olo, Inc.
a
22,140
7,886 Onto Innovation, Inc.
a
1,614,737
5,600 Otsuka Corporation 126,250
14,538 Palantir Technologies, Inc.
a
1,199,240
Shares Common Stock  75.5% Value
Information Technology  14.2% - continued
15,803 PDF Solutions, Inc.
a
$ 440,272
6,504 Pegasystems, Inc. 704,318
451 Procore Technologies, Inc.
a
35,882
10,365 PTC, Inc.
a
2,005,420
4,208 Q2 Holdings, Inc.
a
400,475
73,450 QUALCOMM, Inc. 12,701,708
10,300 Renesas Electronics Corporation
a
137,963
41,700 Rohm Company, Ltd. 397,139
24,404 Salesforce, Inc. 8,338,847
134,259 Samsung Electronics Company,
Ltd. 4,794,889
25,469 SAP SE 7,018,589
52,300 SCSK Corporation 1,157,978
10,053 ServiceNow, Inc.
a
10,237,774
5,883 Silicon Laboratories, Inc.
a
797,676
3,719 SolarWinds Corporation 55,339
376 Super Micro Computer, Inc.
a
10,723
24,507 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 5,129,805
37,029 TD SYNNEX Corporation 5,277,003
3,136 TE Connectivity plc 464,034
46,722 Technology One, Ltd. 888,338
1,452 Teledyne Technologies, Inc.
a
742,451
2,437 Tenable Holdings, Inc.
a
105,010
18,300 Tokyo Electron, Ltd. 3,086,917
39,957 Trimble, Inc.
a
2,995,177
22,203 TTM Technologies, Inc.
a
545,972
2,415 Tyler Technologies, Inc.
a
1,452,961
1,175 Unity Software, Inc.
a
26,085
16,026 Varonis Systems, Inc.
a
726,939
2,854 VeriSign, Inc.
a
613,610
654 Vontier Corporation 25,212
8,081 Western Digital Corporation
a
526,316
1,249 Wisetech Global, Ltd. 94,553
6,298 Workiva, Inc.
a
618,590
1,151 Xerox Holdings Corporation 9,830
Total 305,751,424
Materials  3.4%
25,821 Acerinox SA 259,108
23,929 Air Liquide SA 4,179,953
626 Albemarle Corporation
c
52,703
13,587 Alcoa Corporation 479,893
2,463 Allegheny Technologies, Inc.
a
140,613
4,968 Anglo American plc 145,468
1,807 AptarGroup, Inc. 283,970
20,600 Asahi Kasei Corporation 139,908
4,985 Aspen Aerogels, Inc.
a
58,275
6,035 Avient Corporation 258,901
49,205 Axalta Coating Systems, Ltd.
a
1,768,428
1,021 Balchem Corporation 163,319
159,598 BHP Group, Ltd. 3,919,684
15,477 Buzzi SPA 634,005
5,670 Celanese Corporation 402,797
63,357 CF Industries Holdings, Inc. 5,842,149
14,629 Chemours Company 277,805
42,860 Constellium SE
a
425,600
55,276 Corteva, Inc. 3,607,865
41,733 Deterra Royalties, Ltd. 104,365
11,339 DuPont de Nemours, Inc. 870,835
889 Eagle Materials, Inc. 228,242
40,824 Eastman Chemical Company 4,068,112
13,865 Element Solutions, Inc. 357,856
54,523 Evolution Mining, Ltd. 189,473

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  75.5% Value
Materials  3.4% - continued
44,184 Evraz plc
a,d
$ 5
11,044 FMC Corporation 616,034
20,677 Fortescue, Ltd. 242,156
2,015 Givaudan SA 8,821,087
102,220 Granges AB 1,239,875
978 Greif, Inc. 59,873
22,656 Hecla Mining Company 128,686
14,683 Heidelberg Materials AG 2,066,130
47,375 Hexpol AB 443,261
74,398 Holcim AG 7,456,467
1,669 Huntsman Corporation 28,089
2,384 Ingevity Corporation
a
108,114
1,658 Innospec, Inc. 187,934
319 International Flavors & Fragrances,
Inc. 27,782
2,348 Kaiser Aluminum Corporation 164,360
1,964 Knife River Corporation
a
203,431
1,798 Koppers Holdings, Inc. 53,508
42,100 Kyoei Steel, Ltd. 514,907
445 LyondellBasell Industries NV 33,686
4,359 Magnera Corporation
a
81,339
2,141 Martin Marietta Materials, Inc. 1,164,961
2,469 Minerals Technologies, Inc. 189,348
31,900 Mitsubishi Chemical Group
Corporation 162,934
14,122 Mosaic Company 393,863
10,300 Nitto Denko Corporation 182,714
61,601 Northern Star Resources, Ltd. 651,969
44,078 Nucor Corporation 5,660,938
3,378 O-I Glass, Inc.
a
40,333
11,887 Olin Corporation 348,170
1,894 Orion SA 26,421
3,268 Packaging Corporation of America 694,973
79,031 Perseus Mining, Ltd. 137,903
1,480 PPG Industries, Inc. 170,762
2,213 Radius Recycling, Inc. 26,578
989 Ranpak Holdings Corporation
a
7,239
38,967 Rio Tinto plc 2,346,658
22,866 Rio Tinto, Ltd. 1,646,834
5,015 Royal Gold, Inc. 701,197
7,283 RPM International, Inc. 922,028
3,619 Sealed Air Corporation 126,050
2,615 Sensient Technologies Corporation 197,459
35,200 Shin-Etsu Chemical Company, Ltd. 1,091,279
4,696 Sonoco Products Company 223,717
141,661 SSAB AB, Class A 680,580
1,045 Steel Dynamics, Inc. 133,969
1,006 Stepan Company 63,770
16,300 Taiyo Holdings Company, Ltd. 438,432
36,500 Toagosei Company, Ltd. 338,437
10,389 Trinseo plc 43,010
27,017 Tronox Holdings plc 277,465
5,860 United States Steel Corporation 215,941
983 Vidrala SA 100,655
2,403 Vulcan Materials Company 658,782
7,605 West Fraser Timber Company, Ltd. 659,962
Total 72,061,382
Real Estate  1.9%
3,597 Agree Realty Corporation 261,034
5,505 Alexandria Real Estate Equities,
Inc. 535,912
1,732 Alpine Income Property Trust, Inc. 29,201
2,631 American Assets Trust, Inc. 63,881
41,244 Aroundtown SA
a
122,384
Shares Common Stock  75.5% Value
Real Estate  1.9% - continued
10,072 AvalonBay Communities, Inc. $ 2,231,049
15,605 Brixmor Property Group, Inc. 406,666
19,810 Broadstone Net Lease, Inc. 311,809
40,081 CBRE Group, Inc.
a
5,801,324
12,731 Chatham Lodging Trust 111,269
41,300 City Developments, Ltd. 153,109
18,642 Compass, Inc.
a
135,154
16,383 CoStar Group, Inc.
a
1,254,938
51,254 Crown Castle, Inc. 4,575,957
9,147 CTO Realty Growth, Inc. 179,556
10,315 Curbline Properties Corporation 252,408
16,427 Douglas Elliman, Inc.
a
29,240
537 EastGroup Properties, Inc. 91,086
11,993 EPR Properties 552,877
2,676 Equinix, Inc. 2,444,954
35,181 Essential Properties Realty Trust,
Inc. 1,129,310
1,071 Essex Property Trust, Inc. 304,774
5,306 Getty Realty Corporation 164,539
12,845 Global Net Lease, Inc. 92,356
9,007 Goodman Group 200,858
229,175 Healthcare Realty Trust, Inc. 3,838,681
264,000 Henderson Land Development
Company, Ltd. 732,198
50,400 Hongkong Land Holdings, Ltd. 219,312
3,135 Host Hotels & Resorts, Inc. 52,386
2,163 Howard Hughes Holdings, Inc.
a
165,188
9,483 Independence Realty Trust, Inc. 182,168
20,329 Industrial Logistics Properties Trust 80,706
962 Innovative Industrial Properties,
Inc. 68,956
13,378 InvenTrust Properties Corporation 397,862
3,607 Invitation Homes, Inc. 112,358
151,400 Link REIT 625,550
2,608 Medical Properties Trust, Inc. 12,231
25,400 Mitsubishi Estate Company, Ltd. 369,087
13,215 National Storage Affiliates Trust 490,937
20,318 NetSTREIT Corporation 294,205
50,094 Outfront Media, Inc. 921,730
2,477 Park Hotels & Resorts, Inc. 33,415
21,706 Pebblebrook Hotel Trust 285,000
7,207 PSP Swiss Property AG 1,064,633
1,304 RE/MAX Holdings, Inc.
a
13,014
10,642 Rexford Industrial Realty, Inc. 432,704
82,093 RLJ Lodging Trust 800,407
1,592 RMR Group, Inc. 29,723
1,057 Ryman Hospitality Properties 110,816
98,211 Sabra Health Care REIT, Inc. 1,641,106
2,354 Safehold, Inc. 38,158
7,859 Sila Realty Trust, Inc. 195,375
3,767 Simon Property Group, Inc. 654,931
33,770 STAG Industrial, Inc. 1,154,259
128,000 Sun Hung Kai Properties, Ltd. 1,144,236
19,768 Tanger, Inc. 648,786
10,030 Terreno Realty Corporation 656,163
58,915 Uniti Group, Inc. 321,087
260 Universal Health Realty Income
Trust 10,150
17,637 Vonovia SE 539,571
9,617 Zillow Group, Inc., Class A
a
761,666
8,928 Zillow Group, Inc., Class C
a
734,060
Total 41,268,460
Utilities  2.5%
115,783 A2A SPA 273,437

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  75.5% Value
Utilities  2.5% - continued
11,618 ACEA SPA $ 222,281
81,834 AES Corporation 900,174
21,915 AGL Energy, Ltd. 155,888
11,737 Alliant Energy Corporation 691,075
518 American States Water Company 38,591
6,291 American Water Works Company,
Inc. 784,110
229,632 APA Group 968,414
394 Artesian Resources Corporation 12,214
3,647 Black Hills Corporation 214,188
3,466 Brookfield Infrastructure
Corporation 144,602
1,261 California Water Service Group 57,111
753,087 Centrica plc 1,323,551
17,713 Clearway Energy, Inc., Class A 434,500
19,070 Clearway Energy, Inc., Class C 494,485
18,162 Constellation Energy Corporation 5,448,237
51,190 Contact Energy, Ltd. 268,527
4,288 DTE Energy Company 514,046
66,137 Duke Energy Corporation 7,406,683
1,615 Edison International 87,210
19,697 EDP Renovaveis SA 184,284
319,244 Engie SA 5,270,035
96,854 Entergy Corporation 7,852,922
8,944 Essential Utilities, Inc. 317,333
10,837 Evergy, Inc. 695,410
5,615 Eversource Energy 323,873
132,941 Fortum Oyj 1,931,563
22,840 Hawaiian Electric Industries, Inc.
a
208,758
357,951 Italgas SPA 2,138,403
23,991 NiSource, Inc. 894,864
154,537 Origin Energy, Ltd. 996,669
56,547 Public Service Enterprise Group,
Inc. 4,723,936
61,647 UGI Corporation 1,894,412
32,773 Vistra Energy Corporation 5,506,847
5,360 Xcel Energy, Inc. 360,192
54,944 XPLR Infrastructure, LP 579,110
Total 54,317,935
Total Common Stock
(cost $1,168,571,441) 1,620,822,931
Shares
Registered Investment
Companies   5.6% Value
U.S. Affiliated   4.6%
6,025,894 Thrivent Core Emerging Markets
Equity Fund 56,583,146
3,900,922 Thrivent Core Small Cap Value
Fund 42,754,108
Total 99,337,254
U.S. Unaffiliated   1.0%
7,115 Invesco QQQ Trust Series 1 3,716,093
5,556 iShares U.S. Regional Banks ETF 295,246
20,288 SPDR S&P 500 ETF Trust 12,209,724
24,944 SPDR S&P Biotech ETF
c
2,311,560
1,383 SPDR S&P Oil & Gas Exploration
ETF
c
185,543
3,635 SPDR S&P Regional Banking ETF
c
233,222
Shares
Registered Investment
Companies  5.6% Value
U.S. Unaffiliated   1.0%  - continued
7,144 SPDR S&P Software & Services
ETF
c
$ 1,388,508
Total 20,339,896
Total Registered Investment
Companies (cost $110,710,342) 119,677,150
Shares
Collateral Held for Securities
Loaned 0.2% Value
4,551,566 Thrivent Cash Management Trust 4,551,566
Total Collateral Held for
Securities Loaned
(cost $4,551,566) 4,551,566
Shares Preferred Stock 0.1% Value
Consumer Discretionary  0.1%
18,904 Porsche Automobil Holding SE 747,100
Total 747,100
Total Preferred Stock
(cost $826,616) 747,100
Shares or
Principal
Amount Short-Term Investments 19.4% Value
Federal Home Loan Bank Discount
Notes
58,275,000 4.180%, 2/3/2025
e
58,254,579
6,700,000 4.419%, 2/5/2025
e,f
6,696,087
9,495,000 4.248%, 2/10/2025
e
9,483,909
7,300,000 4.420%, 2/12/2025
e,f
7,289,768
15,000,000 4.190%, 2/13/2025
e
14,977,223
4,600,000 4.395%, 2/14/2025
e,f
4,592,478
13,411,000 4.282%, 2/19/2025
e,f
13,381,237
1,200,000 4.430%, 2/21/2025
e
1,197,056
100,000 4.230%, 2/26/2025
e,f
99,696
100,000 4.224%, 3/19/2025
e,f
99,452
10,000,000 4.206%, 5/21/2025
e
9,872,431
Federal Home Loan Mortgage
Corporation Discount Notes
5,555,000 4.205%, 2/3/2025
e
5,553,053
15,000,000 4.210%, 2/7/2025
e
14,987,735
34,000,000 4.220%, 2/21/2025
e
33,916,601
20,000,000 4.229%, 2/28/2025
e
19,934,589
4,100,000 4.205%, 3/24/2025
e,f
4,075,127
Federal National Mortgage
Association Discount Notes
19,500,000 4.170%, 2/3/2025
e
19,493,167
10,000,000 4.220%, 2/6/2025
e
9,992,992
35,000,000 4.225%, 2/12/2025
e
34,950,942
20,000,000 4.225%, 2/19/2025
e
19,955,614
5,000,000 4.225%, 2/26/2025
e
4,984,815
900,000 4.190%, 4/11/2025
e
892,650
500,000 4.175%, 4/24/2025
e,f
495,158

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  19.4% Value
U.S. Treasury Bills
18,925,000 4.222%, 2/4/2025
e
$ 18,922,787
15,590,000 4.256%, 2/6/2025
e
15,584,531
10,630,000 4.252%, 2/11/2025
e
10,619,972
2,980,000 4.275%, 2/13/2025
e
2,976,483
41,435,000 4.246%, 2/20/2025
e
41,351,867
6,400,000 4.251%, 2/25/2025
e,g
6,383,383
6,600,000 4.240%, 2/27/2025
e
6,581,366
17,925,000 4.253%, 3/4/2025
e
17,863,593
200,000 4.176%, 3/18/2025
e
198,990
1,210,000 4.200%, 3/20/2025
e,g
1,203,610
Total Short-Term Investments
(cost $416,871,442) 416,862,941
Total Investments (cost
$1,701,531,407) 100.8% $2,162,661,688
Other Assets and Liabilities, Net
(0.8%) (16,736,955)
Total Net Assets 100.0% $2,145,924,733
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $7,572,982 or
0.4% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
g All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
January 31, 2025:
Securities Lending Transactions
Common Stock $ 4,351,281
Total lending $4,351,281
Gross amount payable upon return of
collateral for securities loaned $4,551,566
Net amounts due to counterparty $200,285
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 116,644,297 98,711,625 17,932,672 –
Consumer Discretionary 210,261,340 149,770,855 60,490,485 –
Consumer Staples 72,197,759 43,547,730 28,650,029 –
Energy 66,726,878 49,424,597 17,302,281 –
Financials 283,110,829 176,738,959 106,371,870 –
Health Care 184,377,681 125,004,204 59,373,477 –
Industrials 214,104,946 133,565,770 80,539,176 –
Information Technology 305,751,424 259,435,129 46,316,295 –
Materials 72,061,382 33,927,135 38,134,242 5
Real Estate 41,268,460 36,097,522 5,170,938 –
Utilities 54,317,935 40,584,883 13,733,052 –
Registered Investment Companies
U.S. Unaffiliated 20,339,896 20,339,896 – –
Preferred Stock
Consumer Discretionary 747,100 – 747,100 –
Short-Term Investments 416,862,941 – 416,862,941 –
Subtotal Investments in Securities $2,058,772,868 $1,167,148,305 $891,624,558 $5
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 99,337,254
Collateral Held for Securities Loaned 4,551,566
Subtotal Other Investments $103,888,820
Total Investments at Value $2,162,661,688
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 10,115,448 7,446,321 2,669,127 –
Total Asset Derivatives $10,115,448 $7,446,321 $2,669,127 $–
Liability Derivatives
Futures Contracts 6,090,693 6,090,693 – –
Total Return Swaps 587,627 – 587,627 –
Total Liability Derivatives $6,678,320 $6,090,693 $587,627 $–

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of January 31, 2025. Investments and/or cash totaling $24,044,740 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Canadian Dollar Foreign Exchange
Currency 846 March 2025 $ 59,144,212 ( $ 732,142)
CME E-mini Russell 2000 Index 7 March 2025 829,480 (26,090)
CME E-mini S&P 500 Index 1,561 March 2025 478,429,926 (4,881,064)
CME E-mini S&P Mid-Cap 400 Index 1 March 2025 331,723 (6,723)
ICE mini MSCI EAFE Index 444 March 2025 52,115,753 509,347
ICE US mini MSCI Emerging Markets Index 354 March 2025 19,744,754 (444,674)
S&P/TSX 60 Index 286 March 2025 58,035,645 2,669,127
Total Futures Long Contracts $ 668,631,493 ( $ 2,912,219)
CME E-mini Russell 2000 Index (1,060) March 2025 ( $ 126,369,769) $ 4,713,569
CME E-mini S&P Mid-Cap 400 Index (321) March 2025 (106,548,405) 2,223,405
Total Futures Short Contracts ( $ 232,918,174) $6,936,974
Total Futures Contracts $ 435,713,319 $4,024,755
The following table presents Global Stock Fund's total return swap contracts held as of January 31, 2025. Investments totaling $625,618 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 4,702,087 ( $ 587,627) $ – ( $ 587,627)
Total Return Swaps ( $ 587,627) $ – ($587,627)
# Payment made on Termination Date

Global Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $57,232 $1,784 $– $56,583 6,026 2.6%
Core Small Cap Value 40,614 4,866 260 42,754 3,901 2.0
Total U.S. Affiliated Registered Investment
Companies 97,846 99,337 4.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,116 19,016 17,580 4,552 4,552 0.2
Total Collateral Held for Securities Loaned 3,116 4,552 0.2
Total Value $100,962 $103,889
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– ($2,433) $– $1,784
Core Small Cap Value 37 (2,503) 4,173 694
Affiliated Short-Term Investments
Total Income/Non Cash Income from Affiliated Investments $2,478
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total $37 ($4,936) $4,173

Government Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.2% Value
Asset-Backed Securities  6.7%
ECMC Group Student Loan Trust
$ 291,839
5.501%,  (SOFR30A +
1.150%), 2/25/2025, Ser.
2024-1A, Class A
a,b
$ 292,074
127,430
5.466%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
127,115
Goodgreen
180,797
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
161,946
Granite Edvance Corporation
156,757
5.625%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
156,921
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
375,696
1.650%,  3/25/2051, Ser.
2021-1 354,562
Missouri Higher Education Loan
Auth.
323,621
1.530%,  1/25/2061, Ser.
2021-1 295,120
Navient Student Loan Trust
391,383
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
341,187
RMF Buyout Issuance Trust
24,103
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
23,996
Sunnova Hestia I Issuer, LLC
639,260
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
649,112
Sunnova Hestia II Issuer, LLC
286,959
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
291,495
Total 2,693,528
Collateralized Mortgage Obligations  14.9%
Federal Agricultural Mortgage
Corporation Real Estate Trust
797,164
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
629,012
123,520
5.196%,  8/1/2054, Ser.
2024-2, Class A
a,b
118,908
Federal Home Loan Mortgage
Corporation - REMIC
79,934
4.000%,  1/25/2051, Ser.
5249, Class LA 77,430
425,000
5.000%,  1/25/2055, Ser.
5490, Class LB 398,417
250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 242,283
593,546
1.500%,  3/25/2050, Ser.
4982, Class JA 458,768
234,000
5.000%,  8/25/2050, Ser.
5465, Class AC 228,504
800,000
4.000%,  8/25/2052, Ser.
5256, Class AY 724,184
450,000
5.000%,  8/25/2054, Ser.
5446, Class EC 414,652
275,000
5.000%,  9/25/2054, Ser.
5473, Class HL 266,040
350,000
4.000%,  9/25/2035, Ser.
5231, Class VB 317,899
Principal
Amount Long-Term Fixed Income  99.2% Value
Collateralized Mortgage Obligations  14.9% -
continued
$ 20,596
2.000%,  1/15/2041, Ser.
4074, Class JA $ 20,110
141,417
1.750%,  6/15/2042, Ser.
4097, Class QN 124,307
Federal Home Loan Mortgage
Corporation - SCRT
338,844
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
264,947
Federal Home Loan Mortgage
Corporation - SLST
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
591,311
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
228,785
3.000%,  9/25/2045, Ser.
2015-SC02, Class 1A
c
196,887
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 411,693
202,115
4.000%,  7/25/2053, Ser.
2024-76, Class DA 194,894
85,917
2.000%,  11/25/2032, Ser.
2012-123, Class BA 79,731
224,860
3.500%,  4/25/2045, Ser.
2015-18, Class DY 206,207
Total 5,966,184
Commercial Mortgage-Backed Securities  7.7%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
400,000
5.069%,  10/25/2028, Ser.
K510, Class A2
b,c
405,174
400,000
5.355%,  1/25/2029, Ser.
K517, Class A2
b,c
408,992
600,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
610,872
300,000
4.720%,  5/25/2029, Ser.
K524, Class A2
b,c
300,484
250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
248,278
475,000
4.543%,  7/25/2029, Ser.
K526, Class A2
b,c
472,398
250,000
4.791%,  9/25/2029, Ser.
K529, Class A2
c
250,958
375,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
c
363,637
Total 3,060,793
Mortgage-Backed Securities  32.7%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
363,059 2.000%,  1/1/2052 287,067
384,087 3.000%,  2/1/2050 331,920
416,973 2.000%,  5/1/2051 329,698
432,651 4.000%,  5/1/2052 397,919
56,584 5.000%,  7/1/2053 54,991
94,594 3.500%,  9/1/2047 85,297

Government Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Mortgage-Backed Securities  32.7% -
continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 143,325 2.500%,  7/1/2030 $ 136,589
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
729,174 2.000%,  3/1/2033 690,187
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
502,282 3.500%,  5/1/2040 467,525
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
89,629 2.000%,  2/1/2051 70,889
75,866 2.000%,  2/1/2051 60,004
753,442 2.500%,  2/1/2051 622,436
585,019 3.000%,  5/1/2051 507,062
490,421 3.000%,  6/1/2050 428,028
577,233 3.500%,  8/1/2050 517,688
390,863 6.000%,  8/1/2054 400,379
489,052 3.500%,  9/1/2052 436,480
114,159 2.000%,  11/1/2051 90,161
463,487 2.000%,  12/1/2050 364,393
1,759,346 4.500%,  12/1/2052 1,666,059
1,325,000 5.500%,  2/1/2041
d
1,308,508
1,350,000 5.000%,  2/1/2042
d
1,303,545
475,000 6.000%,  2/1/2042
d
478,227
95,107 3.500%,  12/1/2047 85,946
700,000 3.000%,  2/1/2048
d
595,236
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
874,323 2.500%,  3/1/2062 692,750
355,711 3.500%,  7/1/2061 309,137
355,346 4.000%,  12/1/2061 322,530
Total 13,040,651
U.S. Government & Agencies  37.2%
Federal Home Loan Bank
950,000 5.900%,  3/10/2043 948,996
Tennessee Valley Authority
80,000 4.375%,  8/1/2034 77,759
235,000 5.250%,  9/15/2039 240,912
U.S. Treasury Bonds
3,050,000 1.375%,  8/15/2050 1,488,543
U.S. Treasury Notes
5,275,000 4.125%,  10/31/2026 5,266,964
4,775,000 4.125%,  11/30/2029 4,733,219
100,000 4.125%,  11/30/2031 98,125
2,025,000 4.250%,  11/15/2034 1,977,856
Total 14,832,374
Total Long-Term Fixed Income
(cost $40,728,383) 39,593,530
Shares or
Principal
Amount Short-Term Investments 9.5% Value
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.235%, 2/6/2025
e,f
99,930
Shares or
Principal
Amount Short-Term Investments  9.5% Value
Thrivent Core Short-Term Reserve
Fund
367,495 4.630% $ 3,674,948
Total Short-Term Investments
(cost $3,774,890) 3,774,878
Total Investments (cost
$44,503,273) 108.7% $43,368,408
Other Assets and Liabilities, Net
(8.7%) (3,461,113)
Total Net Assets 100.0% $39,907,295
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $2,634,845 or
6.6% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month

Government Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 2,693,528 – 2,693,528 –
Collateralized Mortgage Obligations 5,966,184 – 5,966,184 –
Commercial Mortgage-Backed Securities 3,060,793 – 3,060,793 –
Mortgage-Backed Securities 13,040,651 – 13,040,651 –
U.S. Government & Agencies 14,832,374 – 14,832,374 –
Short-Term Investments 99,930 – 99,930 –
Subtotal Investments in Securities $39,693,460 $– $39,693,460 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,674,948
Subtotal Other Investments $3,674,948
Total Investments at Value $43,368,408
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 4,532 4,532 – –
Total Liability Derivatives $4,532 $4,532 $– $–
The following table presents Government Bond Fund's futures contracts held as of January 31, 2025. Investments and/or cash totaling $99,930 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 36 March 2025 $ 7,407,032 ( $ 4,532)
Total Futures Long Contracts $ 7,407,032 ( $ 4,532)
Total Futures Contracts $ 7,407,032 ($4,532)

Government Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $2,940 $8,246 $7,511 $3,675 367 9.2%
Total Affiliated Short-Term Investments 2,940 3,675 9.2
Total Value $2,940 $3,675
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $– $43
Total Income/Non Cash Income from Affiliated Investments $43
Total $– $– $–

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.6% Value
Alabama  2.5%
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
$ 250,000 5.500%, 6/1/2049, Ser. D-1
a
$ 264,860
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
200,000 5.500%, 8/1/2058, Ser. A
b
212,344
Jefferson County, AL Sewer Rev.
Refg. Warrants
250,000 5.500%, 10/1/2053 267,987
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
200,000
5.000%, 6/1/2054, Ser. A,
AMT 202,187
Pell City Square Cooperative
District, AL Rev.
240,000 7.000%, 4/1/2044, Ser. A 237,282
Total 1,184,660
Arizona  3.3%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053
c
251,880
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
200,000 5.000%, 7/15/2050, Ser. A
c
189,355
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 352,053
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
c
291,316
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Arizona Christian
University)
250,000 6.375%, 10/1/2041, Ser. A
a,c
251,250
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
250,000 6.375%, 7/1/2058, Ser. A
c
245,620
Total 1,581,474
Arkansas  0.5%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
250,000 5.700%, 5/1/2053, AMT 261,765
Total 261,765
California  5.4%
California Community Choice
Financing Auth. Rev. (Clean
Energy)
200,000 5.250%, 10/1/2031, Ser. C
a
209,811
Principal
Amount Long-Term Fixed Income  99.6% Value
California  5.4% - continued
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
$ 250,000 5.875%, 5/1/2059, Ser. A
c
$ 257,085
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
250,000
4.125%, 10/1/2041, Ser. A,
AMT
a
250,224
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 270,353
California Statewide Communities
Development Auth. Community
Fac. District No. 2021-03 Special
Tax Rev. (Laurel Ranch)
145,000 5.000%, 9/1/2054 148,277
Dixon, CA Special Tax Rev.
250,000 5.000%, 9/1/2048 255,568
River Islands, CA Public Financing
Auth. Community Fac. District
Special Tax
150,000 5.625%, 9/1/2053 157,689
San Diego County, CA Regional
Airport Auth. Rev.
250,000
5.250%, 7/1/2058, Ser. B,
AMT 262,797
San Diego, CA Community College
District UTGO
500,000 5.000%, 8/1/2055, Ser. A-1 547,014
Tejon Ranch, CA Public Fac.
Financing Auth. Community
Facs. District No. 2008-1 Special
Tax Rev. Refg. (Tejon Industrial
Complex - East)
200,000 5.000%, 9/1/2054 204,985
Total 2,563,803
Colorado  5.5%
Aerotropolis, CO Regional
Transportation Auth. Special Rev.
500,000 5.750%, 12/1/2054
c
507,378
CCP Metropolitan District No. 3, CO
LTGO Refg.
250,000 5.000%, 12/1/2053 249,326
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
250,000 6.500%, 12/1/2053 256,818
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 297,934
Colorado Educational and Cultural
Fac. Auth. Rev. (Mountain
Phoenix Community School)
200,000 6.250%, 7/1/2053
c
182,503
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
c
141,127
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 315,452

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Colorado  5.5% - continued
Colorado High Performance
Transportation Enterprise Rev.
$ 225,000 5.000%, 12/31/2056 $ 220,088
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 230,014
Hess Ranch Metropolitan District
No. 5, CO SAB
250,000 6.000%, 12/1/2043, Ser. A-1 256,984
Total 2,657,624
Connecticut  0.5%
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
c
227,760
Total 227,760
Delaware  2.0%
Bridgeville, DE Special Obligation
(Heritage Shores Special
Development District)
200,000 5.625%, 7/1/2053
c
207,264
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 339,624
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 232,231
University of Delaware Rev.
200,000 1.750%, 11/1/2034, Ser. B
a
200,000
Total 979,119
District Of Columbia  0.5%
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
250,000
5.250%, 10/1/2048, Ser. A,
AMT 261,714
Total 261,714
Florida  9.8%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 214,002
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
250,000 5.650%, 3/1/2054
b
272,047
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
150,000 5.000%, 11/1/2053, Ser. A-1 144,774
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
c
210,719
Principal
Amount Long-Term Fixed Income  99.6% Value
Florida  9.8% - continued
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
$ 225,000 5.750%, 6/15/2047, Ser. A $ 233,252
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 149,637
250,000 4.000%, 7/1/2055, Ser. A 204,904
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
250,000 4.500%, 8/1/2055, Ser. A 238,838
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051
c
237,835
Florida Development Finance
Corporation Student Housing
Rev. (Sinking Fund Protection -
Tampa I, LLC - The Henry)
250,000 5.250%, 6/1/2059, Ser. A-1
c
248,515
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 300,022
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
400,000 5.250%, 10/1/2051, AMT 422,221
Lee County, FL Airport Rev.
250,000 5.250%, 10/1/2054, AMT 260,859
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 275,219
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
250,000 5.250%, 10/1/2056, Ser. A 266,410
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
250,000 5.000%, 8/1/2054 253,507
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 123,350
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
c
234,527
Village Community Development
District No. 15, Wildwood, FL
SAB
200,000 5.250%, 5/1/2054
c
204,679
200,000 4.800%, 5/1/2055
c
195,693
Total 4,691,010

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Georgia  1.0%
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
$ 250,000 4.000%, 1/1/2054, Ser. A $ 220,167
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 259,896
Total 480,063
Guam  0.7%
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 326,094
Total 326,094
Idaho  1.0%
Avimor Community Infrastructure
District No. 1, ID SAB
(Assessment Area Five)
248,000 5.875%, 9/1/2053
c
255,895
College of Western Idaho Annual
Appropriation COP
200,000 5.000%, 8/1/2052 202,474
Total 458,369
Illinois  2.0%
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 214,094
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
262,885
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 151,490
Illinois GO
235,000 5.000%, 12/1/2025, Ser. B 238,602
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
b
77,888
Total 944,959
Indiana  2.1%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
150,000 5.750%, 3/1/2054, Ser. A 158,905
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
250,000 5.375%, 6/1/2064, Ser. A 255,968
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 150,808
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
250,000 6.125%, 3/1/2057, Ser. E 266,770
Principal
Amount Long-Term Fixed Income  99.6% Value
Indiana  2.1% - continued
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
$ 150,000 5.000%, 1/1/2054, AMT
c
$ 151,857
Total 984,308
Iowa  1.4%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 161,694
150,000 5.000%, 5/15/2043, Ser. A 150,612
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 360,846
Total 673,152
Kansas  0.6%
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
c
153,351
Wichita, KS Health Care Fac. Rev.
Refg. (Presbyterian Manors, Inc.)
130,000 5.875%, 5/15/2050 130,994
Total 284,345
Louisiana  0.7%
Louisiana Public Fac. Auth. Rev.
Refg. (Lake Charles Charter
Academy Foundation)
150,000 5.000%, 12/15/2043, Ser. A
c
148,186
St. John the Baptist Parish, LA Rev.
Refg. (Marathon Oil Corporation)
200,000 4.050%, 6/1/2037, Ser. A-1
a
202,152
Total 350,338
Maryland  2.0%
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AGC
Insured)
250,000
5.250%, 8/1/2049, Ser. A,
AMT
b
265,484
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A 217,936
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown)
(AGM Insured)
250,000 5.250%, 7/1/2064
b
261,541
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
c
203,777
Total 948,738

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Massachusetts  1.5%
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
$ 200,000 5.000%, 7/1/2052 $ 198,135
Massachusetts Transportation Fund
Rev. (Rail Enhancement)
500,000 5.000%, 6/1/2053, Ser. A 529,088
Total 727,223
Michigan  0.7%
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 102,968
225,000 5.000%, 12/31/2043, AMT 227,619
Total 330,587
Minnesota  4.2%
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 264,450
Bethel, MN Charter School Lease
Rev. (Spectrum High School)
250,000 5.000%, 7/1/2059 244,446
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
150,000 6.250%, 3/1/2054, Ser. A 151,386
Cuyuna Range Hospital District,
MN Health Care Fac. Rev.
150,000 5.750%, 5/1/2053 154,128
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 250,889
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 266,388
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
320,000 5.000%, 10/1/2052, Ser. A 330,113
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 207,034
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 162,909
Total 2,031,743
Mississippi  0.9%
Hinds County, MS COP (Lease
Purchase) (BAM Insured)
250,000 4.625%, 9/1/2054
b,c
244,149
Principal
Amount Long-Term Fixed Income  99.6% Value
Mississippi  0.9% - continued
Mississippi Business Finance
Commission Gulf Opportunity
Zone Industrial Rev. (Chevron
USA, Inc.)
$ 180,000 1.750%, 12/1/2030, Ser. A
a
$ 180,000
Total 424,149
Missouri  1.5%
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
75,000 5.750%, 8/15/2059, Ser. A 77,521
140,000 5.000%, 8/15/2042, Ser. A 135,147
Ozark, MO R-6 School District COP
250,000 5.000%, 4/1/2045 260,740
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
250,000 6.000%, 10/1/2049
c
250,114
Total 723,522
Montana  0.4%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 168,029
Total 168,029
Nevada  2.1%
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 227,956
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
250,000 6.000%, 6/1/2053 257,931
Nevada Department of Business
& Industry Rev. (Brightline West
Passenger Rail)
100,000
8.125%, 8/15/2025, Ser A-4,
AMT
a
103,049
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
250,000
5.250%, 7/1/2054, Ser. A,
AMT 260,254
Sparks, NV Special Improvement
District No. 1 SAB (5 Ridges)
150,000 5.125%, 6/1/2054 148,177
Total 997,367
New Hampshire  2.1%
National Finance Auth., NH
Affordable Housing Certificates
Rev.
250,000 4.150%, 10/20/2040, Ser. A
a
244,540
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
250,000 5.250%, 7/1/2048, Ser. A 262,080

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
New Hampshire  2.1% - continued
New Hampshire Health and
Education Fac. Auth. Rev. Refg.
(Dartmouth College)
$ 510,000 1.700%, 6/1/2041, Ser. B
a
$ 510,000
Total 1,016,620
New Jersey  0.4%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 169,513
Total 169,513
New York  8.3%
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
200,000 5.750%, 6/1/2042
c
212,198
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
410,000 5.000%, 6/15/2042 413,242
Build NYC Resource Corporation,
NY Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051
c
207,198
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
250,000 5.500%, 6/15/2053, Ser. A
c
256,554
Clinton County, NY Capital
Resource Corporation Lease
Rev. (CVES BOCES)
250,000 5.000%, 7/1/2046
c
250,963
New York City, NY G.O.
100,000 1.750%, 4/1/2036, Ser. L-3
a
100,000
New York City, NY GO
250,000 4.500%, 5/1/2049, Ser. D-1 252,567
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
175,000
1.750%, 6/15/2048, Ser.
AA-1
a
175,000
New York City, NY Transitional
Finance Auth. Rev.
300,000 5.500%, 5/1/2052, Ser. D 333,245
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 305,126
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 208,895
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
250,000 5.500%, 6/30/2060, AMT 262,162
Principal
Amount Long-Term Fixed Income  99.6% Value
New York  8.3% - continued
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
$ 250,000 5.625%, 4/1/2040, AMT $ 266,354
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
272,263
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
c
212,150
Suffolk Regional Off-Track Betting
Corporation, NY Rev.
250,000 6.000%, 12/1/2053 258,557
Total 3,986,474
North Carolina  2.4%
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
250,000 5.250%, 7/1/2053, AMT
b
260,387
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
250,000 5.125%, 10/1/2054, Ser. A 255,771
North Carolina Medical Care
Commission Retirement Fac.
Rev. (EveryAge)
200,000 5.000%, 9/1/2054, Ser. B 200,808
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
500,000 4.000%, 1/1/2052, Ser. A 412,575
Total 1,129,541
North Dakota  0.4%
Horace, ND Refg. Improvement
UTGO
200,000 5.000%, 5/1/2048, Ser. A 201,588
Total 201,588
Ohio  4.5%
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
500,000 5.000%, 6/1/2055, Ser. B-2 449,717
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
235,000 4.000%, 12/1/2055, Ser. A
c
192,002
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
250,000
5.250%, 1/1/2045, Ser. A,
AMT
d
265,810
Dayton-Montgomery County, OH
Port Auth. Development Rev.
(Dayton Regional STEM Schools,
Inc.)
250,000 5.000%, 12/1/2060 249,366

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Ohio  4.5% - continued
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
$ 200,000 5.250%, 9/1/2054 $ 207,924
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 100,426
Ohio University Athens General
Receipts Rev.
250,000 5.250%, 12/1/2054 270,665
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
250,000 5.000%, 12/1/2063, Ser. B 256,172
Port of Greater Cincinnati, OH
Development Auth. TIF Rev.
(RBM Phase 3 Garage)
150,000 5.125%, 12/1/2055 144,119
Total 2,136,201
Oklahoma  0.5%
Osage County, OK Industrial Auth.
Use Tax Rev.
225,000 6.500%, 9/1/2040 240,201
Total 240,201
Oregon  1.6%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
250,000 5.250%, 8/1/2054 259,243
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
340,000 4.000%, 5/15/2057 266,490
Umatilla, OR Hospital District No.
1 GO
250,000 5.000%, 6/1/2053 249,182
Total 774,915
Pennsylvania  1.3%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 356,023
Philadelphia, PA Auth. for Industrial
Development Charter School
Rev. Refg. (Tacony Academy
Charter School)
250,000 5.500%, 6/15/2043
c
253,411
Total 609,434
Puerto Rico  1.0%
Puerto Rico Sales Tax Financing
Corporation Rev.
250,000 4.750%, 7/1/2053, Ser. A-1 245,218
Puerto Rico Sales Tax Financing
Corporation Sales Tax Rev.
250,000 4.784%, 7/1/2058, Ser. A-2 245,988
Total 491,206
Principal
Amount Long-Term Fixed Income  99.6% Value
South Carolina  1.6%
South Carolina Jobs-Economic
Development Auth. Educational
Fac. Rev. Refg. (Oceanside
Collegiate Academy)
$ 250,000 5.000%, 6/15/2054, Ser. A
c
$ 241,819
South Carolina Jobs-Economic
Development Auth. Healthcare
Rev. (Beaufort Memorial Hospital
& South of Broad Healthcare)
300,000 5.750%, 11/15/2054 314,136
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 201,210
Total 757,165
South Dakota  0.4%
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 204,435
Total 204,435
Tennessee  0.6%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 310,011
Total 310,011
Texas  5.4%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
250,000 6.250%, 6/1/2063
c
256,960
Bertram, TX LTGO and Limited
Pledge Rev. Certificates of
Obligation (BAM Insured)
300,000 4.250%, 2/15/2054
b
284,494
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
135,000 5.000%, 1/1/2033, Ser. A 135,093
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
250,000
5.500%, 7/15/2039, Ser. B,
AMT 268,058
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. Refg.
(ExxonMobil)
100,000 1.800%, 11/1/2029, Ser. A
a
100,000
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
250,000 5.750%, 7/15/2052 253,652

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Texas  5.4% - continued
Port Beaumont, TX Navigation
District Dock and Wharf Fac.
Rev. (Jefferson Gulf Coast
Energy)
$ 250,000
5.250%, 1/1/2054, Ser. A,
AMT
c
$ 255,636
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
230,000 5.000%, 10/1/2031, Ser. A 218,854
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 272,395
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 302,824
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
250,000 4.375%, 8/1/2054
b
240,450
Total 2,588,416
Utah  3.2%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
250,000 5.625%, 12/1/2053
c
251,882
Iron County, UT Sales Tax Rev.
225,000 5.000%, 10/1/2054 238,184
Mida Mountain Village Public
Infrastructure District, UT TIF
Rev.
500,000 6.000%, 6/15/2054, Ser. 2
c
518,371
SkyRidge Pegasus Infrastructure
Financing District, UT SAB
250,000 5.250%, 12/1/2044
c
247,609
Utah Infrastructure Agency
Telecommunication Rev.
245,000 6.000%, 10/15/2047 267,218
Total 1,523,264
Virginia  1.9%
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
235,000 6.875%, 12/1/2058, Ser. A 258,324
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 231,809
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 443,045
Total 933,178
Washington  2.0%
Port of Seattle, WA Rev. Refg.
250,000
5.250%, 7/1/2049, Ser. B,
AMT 263,235
Principal
Amount Long-Term Fixed Income  99.6% Value
Washington  2.0% - continued
Port of Woodland, WA Rev.
$ 150,000 6.000%, 12/1/2047 $ 141,309
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
250,000 5.500%, 12/1/2054 261,897
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
250,000 6.125%, 7/1/2053
c
270,779
Total 937,220
West Virginia  0.5%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
250,000 5.250%, 6/1/2053 252,774
Total 252,774
Wisconsin  8.7%
Public Finance Auth., WI Charter
School Rev. (Founders Academy
of Las Vegas)
250,000 6.625%, 7/1/2053, Ser. A
c
259,812
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
250,000 6.500%, 7/15/2063, Ser. A
c
267,927
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
250,000 7.000%, 7/1/2058
c
259,405
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
335,000 5.000%, 2/1/2052, Ser. A 339,960
Public Finance Auth., WI Limited
Obligation Rev. (Town of
Scarborough - The Downs)
250,000 5.000%, 8/1/2039 248,535
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
250,000 5.250%, 7/1/2053, AMT 249,795
Public Finance Auth., WI Rev.
(Bridgewater)
125,732 5.625%, 12/15/2030
c
125,571
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 411,913
Public Finance Auth., WI Rev.
(Mayfair)
150,000
5.500%, 11/15/2032, Ser.
A-4
c
150,097
Public Finance Auth., WI Rev.
(Midtown)
250,000 Zero Coupon, 12/15/2034
c,d
140,755
Public Finance Auth., WI Rev. Bond
Anticipation Notes (Hutsonwood
at Spring Hill)
50,000 12.000%, 5/16/2029, Ser. A
c
51,923

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.6% Value
Wisconsin  8.7% - continued
Public Finance Auth., WI Special
Fac. Rev. Refg. (Million Air Three,
LLC General Aviation Fac.)
$ 250,000
6.250%, 9/1/2046, Ser. A,
AMT
c
$ 259,518
Public Finance Auth., WI Special
Rev. (Candela, Fort Bend
County, TX)
125,000 6.125%, 12/15/2029
c
124,597
Public Finance Auth., WI Special
Rev. (Lariat, Williamson County,
TX)
185,000 Zero Coupon, 9/1/2029
c
133,708
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
250,000 5.250%, 6/1/2054, Ser. A 253,789
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
250,000 5.750%, 7/1/2063, Ser. A
c
263,443
Public Finance Auth., WI TIF Rev.
(Miami WorldCenter)
150,000 5.000%, 6/1/2041, Ser. A
c
154,143
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
250,000 6.000%, 10/1/2049 258,568
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 238,275
Total 4,191,734
Total Long-Term Fixed Income
(cost $48,826,115) 47,715,805
Principal
Amount Short-Term Investments 0.2%
e
Value
Federal Home Loan Bank Discount
Notes
100,000 4.420%, 2/12/2025
f
99,860
Total Short-Term Investments
(cost $99,865) 99,860
Total Investments
(cost $48,925,980) 99.8% $47,815,665
Other Assets and Liabilities, Net
0.2% 113,004
Total Net Assets 100.0% $47,928,669
a Denotes variable rate securities. The rate shown is as
of January 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $11,845,414 or
24.7% of total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
COP - Certificate of Participation
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation

High Income Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 12,940,378 – 12,940,378 –
Electric Revenue 326,094 – 326,094 –
General Obligation 1,873,591 – 1,873,591 –
Health Care 8,360,185 – 8,360,185 –
Housing Finance 2,455,919 – 2,455,919 –
Industrial Development Revenue 3,807,730 – 3,807,730 –
Other Revenue 1,734,222 – 1,734,222 –
Tax Revenue 7,654,960 – 7,654,960 –
Transportation 6,928,010 – 6,928,010 –
Water & Sewer 1,634,716 – 1,634,716 –
Short-Term Investments 99,860 – 99,860 –
Total Investments at Value $47,815,665 $– $47,815,665 $–
The following table is a summary of the inputs used, as of January 31, 2025, in valuing High Income Municipal Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,800 4,800 – –
Total Asset Derivatives $4,800 $4,800 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of January 31, 2025. Investments and/or cash totaling
$99,860 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (7) March 2025 ( $ 802,144) $ 4,800
Total Futures Short Contracts ( $ 802,144) $4,800
Total Futures Contracts ( $ 802,144) $4,800

High Yield Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans 2 .5%
a
Value
Basic Materials  0.2%
Grinding Media, Inc., Term Loan
$ 1,324,334
8.021%,  (TSFR3M +
3.500%), 10/12/2028
b
$ 1,328,480
Total 1,328,480
Capital Goods  0.1%
Eco Material Technologies, Term
Loan
430,000
0.000%,  (TSFR1M +
3.250%), 1/30/2032
b,c,d
428,925
Total 428,925
Communications Services  0.4%
Cengage Learning, Inc., Term
Loan
1,360,521
7.936%,  (TSFR1M +
3.500%), 11/24/2031
b
1,366,671
DIRECTV Financing, LLC, Term
Loan
250,000
0.000%,  (TSFR3M +
5.250%), 8/2/2029
b,c,d
248,055
Gray Media, Inc., Term Loan
872,000
7.452%,  (TSFR1M +
3.000%), 12/1/2028
b
800,147
Total 2,414,873
Consumer Cyclical  0.2%
Marriott Ownership Resorts, Inc.,
Term Loan
920,375
6.562%,  (TSFR1M +
2.250%), 4/1/2031
b
919,224
Six Flags Entertainment
Corporation, Term Loan
456,705
6.357%,  (TSFR1M +
2.000%), 5/1/2031
b
457,733
Total 1,376,957
Consumer Non-Cyclical  0.8%
Amneal Pharmaceuticals, LLC,
Term Loan
1,177,695
9.812%,  (TSFR1M +
5.500%), 5/4/2028
b
1,210,081
B&G Foods, Inc., Term Loan
1,311,712
7.812%,  (TSFR1M +
3.500%), 10/10/2029
b
1,312,264
Chobani, LLC, Term Loan
461,340
7.776%,  (TSFR1M +
2.500%), 10/25/2027
b
463,813
HLF Financing SARL, LLC, Term
Loan
869,000
0.000%,  (TSFR1M +
6.750%), 4/12/2029
b,c,d
858,928
ModivCare, Inc., Term Loan
436,805
9.079%,  (TSFR3M +
4.750%), 7/1/2031
b
361,456
Triton Water Holdings, Inc., Term
Loan
1,144,145
7.840%,  (TSFR3M +
3.250%), 3/31/2028
b
1,148,081
Total 5,354,623
Principal
Amount Bank Loans  2.5%
a
Value
Financials  0.1%
Acrisure, LLC, Term Loan
$ 457,852
7.062%,  (TSFR1M +
2.750%), 2/16/2027
b
$ 458,924
228,428
7.312%,  (TSFR1M +
3.000%), 11/6/2030
b
228,605
Total 687,529
Technology  0.2%
CoreLogic, Inc., Term Loan
1,364,175
7.926%,  (TSFR1M +
3.500%), 6/2/2028
b
1,357,777
Total 1,357,777
Transportation  0.5%
AAdvantage Loyalty IP, Ltd., Term
Loan
1,664,000
9.305%,  (TSFR3M +
4.750%), 4/20/2028
b
1,703,004
Genesee & Wyoming, Inc., Term
Loan
1,310,715
6.079%,  (TSFR3M +
1.750%), 4/10/2031
b
1,309,155
Total 3,012,159
Total Bank Loans
(cost $15,899,017) 15,961,323
Principal
Amount Long-Term Fixed Income 91 .7 % Value
Basic Materials  5.4%
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*,e,f
2,860
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
543,000 8.625%,  6/15/2029
g
573,442
ATI, Inc.
744,000 7.250%,  8/15/2030 770,849
Avient Corporation
1,315,000 6.250%,  11/1/2031
g
1,312,403
Axalta Coating Systems Dutch
Holding B BV
927,000 7.250%,  2/15/2031
g
965,408
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
272,000 8.750%,  7/15/2026
g
258,544
Cascades, Inc./Cascades USA,
Inc.
1,372,000 5.125%,  1/15/2026
g
1,360,119
Cerdia Finanz GmbH
860,000 9.375%,  10/3/2031
g
898,098
Chemours Company
1,825,000 5.750%,  11/15/2028
g
1,731,451
Cleveland-Cliffs, Inc.
988,000 6.875%,  11/1/2029
g
991,058
1,090,000 4.875%,  3/1/2031
g
987,253
1,315,000 7.000%,  3/15/2032
g,h
1,311,778
Consolidated Energy Finance SA
2,415,000 5.625%,  10/15/2028
g
2,149,350
First Quantum Minerals, Ltd.
1,938,000 6.875%,  10/15/2027
g
1,935,116
Hecla Mining Company
805,000 7.250%,  2/15/2028 816,312

High Yield Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.7% Value
Basic Materials  5.4% - continued
Hudbay Minerals, Inc.
$ 725,000 4.500%,  4/1/2026
g
$ 717,013
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
1,771,000 9.000%,  7/1/2028
g
1,786,769
INEOS Finance plc
1,456,000 7.500%,  4/15/2029
g
1,484,778
Magnera Corporation
1,518,000 7.250%,  11/15/2031
g
1,497,128
Mercer International, Inc.
219,000 12.875%,  10/1/2028
g
236,468
Methanex US Operations, Inc.
873,000 6.250%,  3/15/2032
g
871,317
Mineral Resources, Ltd.
1,265,000 9.250%,  10/1/2028
g
1,337,921
Novelis Corporation
1,790,000 4.750%,  1/30/2030
g
1,681,868
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,377,000 5.375%,  11/1/2026
g,h
1,366,162
SNF Group SACA
926,000 3.125%,  3/15/2027
g
881,709
927,000 3.375%,  3/15/2030
g
816,166
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
g
2,059,680
Taseko Mines, Ltd.
1,349,000 8.250%,  5/1/2030
g
1,380,939
Tronox, Inc.
231,000 4.625%,  3/15/2029
g,h
209,205
United States Steel Corporation
1,300,000 6.875%,  3/1/2029
h
1,316,879
Veritiv Operating Company
651,000 10.500%,  11/30/2030
g
707,498
Total 34,415,541
Capital Goods  10.1%
AAR Escrow Issuer, LLC
616,000 6.750%,  3/15/2029
g
629,737
Abengoa Abenewco 2 Bis SA
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,e,f,i
17,250
Advanced Drainage Systems, Inc.
1,390,000 5.000%,  9/30/2027
g
1,371,184
AECOM
1,372,000 5.125%,  3/15/2027 1,364,337
Amsted Industries, Inc.
2,310,000 4.625%,  5/15/2030
g
2,170,076
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
689,000 4.125%,  8/15/2026
g,h
606,320
601,000 5.250%,  8/15/2027
g,h
332,248
Boeing Company
259,000 6.298%,  5/1/2029 269,433
329,000 6.388%,  5/1/2031 346,174
Bombardier, Inc.
1,755,000 6.000%,  2/15/2028
g
1,751,429
1,500,000 7.000%,  6/1/2032
g,h
1,529,568
Brundage-Bone Concrete
Pumping Holdings, Inc.
651,000 7.500%,  2/1/2032
g
659,117
Builders FirstSource, Inc.
465,000 5.000%,  3/1/2030
g
445,277
Principal
Amount Long-Term Fixed Income  91.7% Value
Capital Goods  10.1% - continued
Canpack SA/Canpack US, LLC
$ 2,195,000 3.875%,  11/15/2029
g
$ 1,983,093
Chart Industries, Inc.
2,030,000 7.500%,  1/1/2030
g
2,120,806
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
g
2,832,844
Clydesdale Acquisition Holdings,
Inc.
900,000 6.875%,  1/15/2030
g
914,309
546,000 8.750%,  4/15/2030
g,h
556,975
Cornerstone Building Brands, Inc.
686,000 6.125%,  1/15/2029
g,h
555,116
319,000 9.500%,  8/15/2029
g
318,392
CP Atlas Buyer, Inc.
628,000 7.000%,  12/1/2028
g,h
558,919
Crown Cork & Seal Company, Inc.
852,000 7.375%,  12/15/2026 880,811
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
1,619,000 6.625%,  12/15/2030
g
1,637,588
GFL Environmental, Inc.
3,665,000 4.000%,  8/1/2028
g
3,489,345
H&E Equipment Services, Inc.
2,708,000 3.875%,  12/15/2028
g
2,703,102
Herc Holdings, Inc.
649,000 5.500%,  7/15/2027
g
646,516
885,000 6.625%,  6/15/2029
g
904,498
Mauser Packaging Solutions
Holding Company
1,281,000 9.250%,  4/15/2027
g
1,305,033
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
g
1,107,084
Mueller Water Products, Inc.
915,000 4.000%,  6/15/2029
g
854,273
Nesco Holdings II, Inc.
2,170,000 5.500%,  4/15/2029
g
2,051,006
New Enterprise Stone and Lime
Company, Inc.
2,623,000 5.250%,  7/15/2028
g
2,560,650
OI European Group BV
1,246,000 4.750%,  2/15/2030
g
1,132,212
Owens-Brockway Glass Container,
Inc.
1,093,000 6.625%,  5/13/2027
g
1,096,594
543,000 7.375%,  6/1/2032
g,h
521,542
Pactiv Evergreen Group
684,000 4.375%,  10/15/2028
g
686,021
Quikrete Holdings, Inc.
2,160,000 6.750%,  3/1/2033
d,g
2,165,400
Resideo Funding, Inc.
1,275,000 6.500%,  7/15/2032
g
1,286,558
Reworld Holding Corporation
606,000 4.875%,  12/1/2029
g
564,346
Roller Bearing Company of
America, Inc.
1,243,000 4.375%,  10/15/2029
g
1,169,196
Sealed Air Corporation/Sealed Air
Corporation (US)
571,000 6.125%,  2/1/2028
g
576,176
Smyrna Ready Mix Concrete, LLC
1,422,000 8.875%,  11/15/2031
g
1,515,925
Spirit AeroSystems, Inc.
1,730,000 4.600%,  6/15/2028 1,667,845

High Yield Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.7% Value
Capital Goods  10.1% - continued
$ 640,000 9.750%,  11/15/2030
g
$ 708,042
SRM Escrow Issuer, LLC
597,000 6.000%,  11/1/2028
g
591,859
Standard Building Solutions, Inc.
435,000 6.500%,  8/15/2032
g
439,317
TransDigm, Inc.
713,000 6.750%,  8/15/2028
g
725,634
2,155,000 7.125%,  12/1/2031
g
2,225,298
1,049,000 6.625%,  3/1/2032
g
1,066,908
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
g
1,034,805
870,000 8.500%,  8/15/2027
g
870,621
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,557,692
Waste Pro USA, Inc.
1,355,000 7.000%,  2/1/2033
g
1,370,080
WESCO Distribution, Inc.
629,000 7.250%,  6/15/2028
g
640,928
680,000 6.375%,  3/15/2029
g
692,736
276,000 6.625%,  3/15/2032
g
282,188
Total 64,060,433
Communications Services  12.6%
Altice Financing SA
1,217,000 5.750%,  8/15/2029
g
951,667
Altice France SA
1,026,000 5.125%,  7/15/2029
g
816,438
2,372,000 5.500%,  10/15/2029
g
1,886,944
AMC Networks, Inc.
1,196,000 10.250%,  1/15/2029
g
1,276,730
C&W Senior Finance, Ltd.
285,000 6.875%,  9/15/2027
g
285,020
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,223,000 5.000%,  2/1/2028
g
1,190,495
2,650,000 5.375%,  6/1/2029
g
2,561,091
3,760,000 4.750%,  3/1/2030
g
3,482,749
1,414,000 4.250%,  2/1/2031
g
1,254,403
718,000 4.750%,  2/1/2032
g
638,911
Clear Channel Outdoor Holdings,
Inc.
783,000 7.500%,  6/1/2029
g,h
697,130
Clear Channel Worldwide
Holdings, Inc.
2,210,000 5.125%,  8/15/2027
g
2,152,799
Connect Finco SARL/Connect US
Finco, LLC
644,000 9.000%,  9/15/2029
g
577,235
CSC Holdings, LLC
896,000 5.375%,  2/1/2028
g
787,708
733,000 11.750%,  1/31/2029
g
729,399
1,138,000 6.500%,  2/1/2029
g
970,145
2,382,000 5.750%,  1/15/2030
g
1,382,486
1,034,000 4.125%,  12/1/2030
g
780,571
Deluxe Corporation
1,627,000 8.125%,  9/15/2029
g
1,673,383
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
4,113,000 5.875%,  8/15/2027
g
4,073,050
DISH DBS Corporation
1,019,000 5.250%,  12/1/2026
g
941,706
760,000 5.750%,  12/1/2028
g,h
658,429
1,162,000 5.125%,  6/1/2029 764,293
Principal
Amount Long-Term Fixed Income  91.7% Value
Communications Services  12.6% - continued
DISH Network Corporation
$ 826,000 11.750%,  11/15/2027
g
$ 872,169
EchoStar Corporation
1,523,000 10.750%,  11/30/2029 1,641,764
FiberCop SPA
1,235,000 6.000%,  9/30/2034
g
1,184,223
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
g
840,241
980,000 5.000%,  5/1/2028
g
969,973
1,362,000 6.750%,  5/1/2029
g
1,371,214
510,000 8.750%,  5/15/2030
g
538,914
GCI, LLC
1,913,000 4.750%,  10/15/2028
g
1,804,785
Gray Media, Inc.
1,214,000 5.375%,  11/15/2031
g
723,843
iHeartCommunications, Inc.
401,850 9.125%,  5/1/2029
g
351,619
420,080 7.750%,  8/15/2030
g
343,294
Iliad Holding SASU
1,763,000 8.500%,  4/15/2031
g
1,893,171
1,309,000 7.000%,  4/15/2032
g
1,327,271
Intelsat Jackson Holdings SA
919,000 6.500%,  3/15/2030
g
830,258
Lamar Media Corporation
1,109,000 3.625%,  1/15/2031 990,371
LCPR Senior Secured Financing
DAC
1,758,000 6.750%,  10/15/2027
g
1,608,907
Level 3 Financing, Inc.
1,197,000 4.250%,  7/1/2028
g
1,060,139
1,078,000 4.875%,  6/15/2029
g,h
928,355
600,000 11.000%,  11/15/2029
g
680,215
957,000 10.500%,  5/15/2030
g
1,042,852
McGraw-Hill Education, Inc.
919,000 5.750%,  8/1/2028
g
904,562
767,000 8.000%,  8/1/2029
g
780,571
Nexstar Media, Inc.
815,000 5.625%,  7/15/2027
g
803,831
657,000 4.750%,  11/1/2028
g
619,509
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
365,000 4.625%,  3/15/2030
g,h
339,293
Paramount Global
412,000 6.375%,  3/30/2062
b
401,610
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
g
1,632,462
Sable International Finance, Ltd.
878,000 7.125%,  10/15/2032
g
857,911
Sinclair Television Group, Inc.
760,000 8.125%,  2/15/2033
d,g
764,226
Sirius XM Radio, LLC
630,000 3.125%,  9/1/2026
g
609,119
360,000 5.000%,  8/1/2027
g
353,506
851,000 4.000%,  7/15/2028
g
795,775
860,000 3.875%,  9/1/2031
g,h
740,599
TEGNA, Inc.
680,000 4.750%,  3/15/2026
g
675,997
1,592,000 4.625%,  3/15/2028 1,524,802
Telenet Finance Luxembourg
Notes SARL
1,800,000 5.500%,  3/1/2028
g
1,737,000

High Yield Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.7% Value
Communications Services  12.6% - continued
Telesat Canada/Telesat, LLC
$ 448,000 4.875%,  6/1/2027
g
$ 257,943
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,179,000 4.750%,  4/15/2028
g
1,119,796
1,293,000 6.500%,  2/15/2029
g
1,179,586
Univision Communications, Inc.
272,000 8.000%,  8/15/2028
g
278,055
1,688,000 4.500%,  5/1/2029
g
1,537,157
1,100,000 8.500%,  7/31/2031
g
1,104,849
Viasat, Inc.
1,087,000 6.500%,  7/15/2028
g,h
925,522
Virgin Media Finance plc
1,538,000 5.000%,  7/15/2030
g
1,339,269
Virgin Media Secured Finance plc
1,821,000 5.500%,  5/15/2029
g
1,743,542
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
g
1,786,980
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
1,171,000 8.250%,  10/1/2031
g
1,212,010
Zegona Finance plc
1,157,000 8.625%,  7/15/2029
g
1,235,097
Ziggo Bond Company BV
807,000 5.125%,  2/28/2030
g,h
733,943
Total 79,530,882
Consumer Cyclical  16.9%
1011778 B.C., ULC/New Red
Finance, Inc.
2,344,000 5.625%,  9/15/2029
g
2,334,019
1,385,000 4.000%,  10/15/2030
g
1,254,178
Adient Global Holdings, Ltd.
1,091,000 8.250%,  4/15/2031
g,h
1,131,487
1,080,000 7.500%,  2/15/2033
g
1,094,395
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
720,000 6.000%,  6/1/2029
g,h
666,189
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,175,000 4.625%,  6/1/2028
g
1,121,744
700,000 4.625%,  6/1/2028
g
667,401
Allison Transmission, Inc.
1,137,000 3.750%,  1/30/2031
g
1,014,602
American Axle & Manufacturing,
Inc.
2,163,000 5.000%,  10/1/2029
h
1,984,324
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
363,000 7.000%,  4/15/2030
g,h
333,047
Arches Buyer, Inc.
1,478,000 6.125%,  12/1/2028
g
1,338,571
Arko Corporation
1,344,000 5.125%,  11/15/2029
g,h
1,240,024
Asbury Automotive Group, Inc.
460,000 5.000%,  2/15/2032
g
430,402
Ashton Woods USA, LLC/Ashton
Woods Finance Company
700,000 4.625%,  8/1/2029
g
648,233
1,031,000 4.625%,  4/1/2030
g
949,515
Principal
Amount Long-Term Fixed Income  91.7% Value
Consumer Cyclical  16.9% - continued
Aston Martin Capital Holdings, Ltd.
$ 664,000 10.000%,  3/31/2029
g
$ 659,003
Bath & Body Works, Inc.
650,000 6.950%,  3/1/2033 660,235
Beazer Homes USA, Inc.
475,000 7.500%,  3/15/2031
g
478,951
Belron UK Finance plc
1,147,000 5.750%,  10/15/2029
g
1,136,704
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
g
1,753,979
Boyne USA, Inc.
642,000 4.750%,  5/15/2029
g
610,279
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
1,093,000 5.000%,  6/15/2029
g
1,017,587
435,000 4.875%,  2/15/2030
g
397,938
Caesars Entertainment, Inc.
4,432,000 4.625%,  10/15/2029
g
4,184,114
Carnival Corporation
703,000 7.625%,  3/1/2026
g
704,216
2,147,000 5.750%,  3/1/2027
g
2,151,492
1,303,000 4.000%,  8/1/2028
g
1,243,609
1,644,000 6.000%,  5/1/2029
g
1,647,178
Carvana Company
364,393
0.000%,PIK 12.000%,
12/1/2028
g,h,i
392,527
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
1,178,000 5.250%,  7/15/2029 1,135,870
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
g
911,066
609,000 6.750%,  5/1/2031
g
619,340
Clarios Global, LP/Clarios US
Finance Company, Inc.
935,000 6.750%,  5/15/2028
g
952,507
Crocs, Inc.
438,000 4.250%,  3/15/2029
g
407,357
Dana, Inc.
985,000 4.500%,  2/15/2032
h
927,718
Ford Motor Company
2,259,000 3.250%,  2/12/2032 1,890,344
Gap, Inc.
901,000 3.625%,  10/1/2029
g
819,608
Garrett Motion Holdings, Inc./
Garrett LX I SARL
950,000 7.750%,  5/31/2032
g
967,873
General Motors Financial
Company, Inc.
1,394,000 5.750%,  9/30/2027
b,h,j
1,357,250
Genting New York, LLC/GENNY
Capital, Inc.
701,000 7.250%,  10/1/2029
g
720,621
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
650,000 8.750%,  1/15/2032
g
575,081
Goodyear Tire & Rubber Company
965,000 5.000%,  7/15/2029
h
900,259
Group 1 Automotive, Inc.
479,000 6.375%,  1/15/2030
g
486,859
Hanesbrands, Inc.
766,000 4.875%,  5/15/2026
g
759,927

High Yield Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.7% Value
Consumer Cyclical  16.9% - continued
$ 512,000 9.000%,  2/15/2031
g
$ 547,081
Hilton Domestic Operating
Company, Inc.
1,398,000 4.875%,  1/15/2030 1,353,916
1,932,000 3.625%,  2/15/2032
g
1,698,780
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
1,628,000 5.000%,  6/1/2029
g
1,550,933
International Game Technology plc
1,500,000 6.250%,  1/15/2027
g
1,520,835
340,000 5.250%,  1/15/2029
g
334,565
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
g
1,077,780
KB Home
942,000 6.875%,  6/15/2027 969,701
877,000 4.000%,  6/15/2031 785,436
L Brands, Inc.
1,326,000 5.250%,  2/1/2028 1,315,460
646,000 6.625%,  10/1/2030
g
657,723
689,000 6.875%,  11/1/2035 710,985
LGI Homes, Inc.
873,000 7.000%,  11/15/2032
g
868,635
Life Time, Inc.
920,000 6.000%,  11/15/2031
g
920,164
Light & Wonder International, Inc.
594,000 7.250%,  11/15/2029
g
612,772
Live Nation Entertainment, Inc.
729,000 4.750%,  10/15/2027
g
714,519
Macy's Retail Holdings, LLC
960,000 5.875%,  4/1/2029
g,h
940,442
Mattamy Group Corporation
1,080,000 4.625%,  3/1/2030
g
1,008,355
Melco Resorts Finance, Ltd.
726,000 5.375%,  12/4/2029
g
669,199
625,000 7.625%,  4/17/2032
g
623,925
MGM China Holdings, Ltd.
219,000 7.125%,  6/26/2031
g
223,263
MGM Resorts International
876,000 6.125%,  9/15/2029 876,688
Michaels Companies, Inc.
1,471,000 5.250%,  5/1/2028
g
1,143,916
NCL Corporation, Ltd.
310,000 5.875%,  3/15/2026
g
311,135
2,017,000 5.875%,  2/15/2027
g
2,026,254
1,852,000 6.750%,  2/1/2032
g
1,880,917
Nordstrom, Inc.
764,000 4.250%,  8/1/2031 673,784
Parkland Corporation
633,000 6.625%,  8/15/2032
g
634,480
PENN Entertainment, Inc.
1,400,000 4.125%,  7/1/2029
g,h
1,275,329
PetSmart, Inc./PetSmart Finance
Corporation
978,000 4.750%,  2/15/2028
g
937,328
1,245,000 7.750%,  2/15/2029
g
1,240,982
Phinia, Inc.
657,000 6.625%,  10/15/2032
g
658,359
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,682,000 5.750%,  4/15/2026
g
1,686,068
1,595,000 3.375%,  8/31/2027
g
1,505,460
Principal
Amount Long-Term Fixed Income  91.7% Value
Consumer Cyclical  16.9% - continued
QVC, Inc.
$ 418,000 6.875%,  4/15/2029
g,h
$ 348,535
Rakuten Group, Inc.
219,000 11.250%,  2/15/2027
g
239,371
219,000 9.750%,  4/15/2029
g
239,191
Raven Acquisition Holdings, LLC
900,000 6.875%,  11/15/2031
g
897,919
Real Hero Merger Sub 2, Inc.
436,000 6.250%,  2/1/2029
g,h
379,176
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
900,000 4.625%,  4/16/2029
g
800,332
Royal Caribbean Cruises, Ltd.
2,282,000 4.250%,  7/1/2026
g
2,250,646
1,200,000 5.375%,  7/15/2027
g
1,200,328
479,000 6.000%,  2/1/2033
g
482,794
S&S Holdings, LLC
1,003,000 8.375%,  10/1/2031
g
1,006,472
Saks Global Enterprises, LLC
1,523,000 11.000%,  12/15/2029
g
1,458,431
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
680,000 6.625%,  3/1/2030
g
662,069
SeaWorld Parks and
Entertainment, Inc.
1,151,000 5.250%,  8/15/2029
g
1,112,341
Service Corporation International/
US
790,000 5.750%,  10/15/2032 776,263
Six Flags Theme Parks, Inc.
276,000 7.000%,  7/1/2025
g,h
276,435
Sonic Automotive, Inc.
831,000 4.875%,  11/15/2031
g
766,400
Staples, Inc.
1,358,000 10.750%,  9/1/2029
g
1,330,900
303,129 12.750%,  1/15/2030
g
236,861
Station Casinos, LLC
480,000 4.500%,  2/15/2028
g
459,966
724,000 4.625%,  12/1/2031
g
657,235
Tenneco, Inc.
1,157,000 8.000%,  11/17/2028
g
1,104,410
Victoria's Secret & Company
1,564,000 4.625%,  7/15/2029
g,h
1,436,811
Victra Holdings, LLC/Victra
Finance Corporation
285,000 8.750%,  9/15/2029
g,h
301,804
Viking Cruises, Ltd.
3,093,000 5.875%,  9/15/2027
g
3,087,241
Walgreens Boots Alliance, Inc.
460,000 3.200%,  4/15/2030 382,025
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
g
944,484
Wyndham Hotels & Resorts, Inc.
1,131,000 4.375%,  8/15/2028
g
1,086,641
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
750,000 7.125%,  2/15/2031
g
784,224
ZF North America Capital, Inc.
747,000 6.875%,  4/14/2028
g
752,567
985,000 6.750%,  4/23/2030
g
967,877
Total 107,062,541

High Yield Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.7% Value
Consumer Non-Cyclical  10.7%
1375209 B.C., Ltd.
$ 1,017,000 9.000%,  1/30/2028
g,h
$ 1,018,478
Acadia Healthcare Company, Inc.
650,000 5.000%,  4/15/2029
g
618,086
AdaptHealth, LLC
2,897,000 4.625%,  8/1/2029
g
2,662,866
Albertson's Companies, Inc.
2,830,000 5.875%,  2/15/2028
g
2,825,882
Bausch + Lomb Corporation
414,000 8.375%,  10/1/2028
g
433,441
Bausch Health Companies, Inc.
699,000 5.500%,  11/1/2025
g
685,894
1,950,000 4.875%,  6/1/2028
g
1,579,762
507,000 11.000%,  9/30/2028
g,h
472,851
BellRing Brands, Inc.
924,000 7.000%,  3/15/2030
g
957,775
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
574,000 9.500%,  10/15/2029
g
571,694
Central Garden & Pet Company
1,096,000 4.125%,  10/15/2030
h
996,449
Champ Acquisition Corporation
525,000 8.375%,  12/1/2031
g
546,774
Chobani Holdco II, LLC
439,000
8.750%,PIK 9.500%,
10/1/2029
g,i
475,452
CHS/Community Health Systems,
Inc.
1,071,000 5.625%,  3/15/2027
g
1,039,885
533,000 6.125%,  4/1/2030
g,h
349,519
776,000 4.750%,  2/15/2031
g
633,237
950,000 10.875%,  1/15/2032
g
978,474
Concentra Escrow Issuer
Corporation
841,000 6.875%,  7/15/2032
g
869,638
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,393,000 4.750%,  1/15/2029
g
2,305,926
CVS Health Corporation
871,000 7.000%,  3/10/2055
b
879,764
DaVita, Inc.
1,616,000 6.875%,  9/1/2032
g
1,638,682
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
g
1,439,480
Embecta Corporation
1,906,000 5.000%,  2/15/2030
g
1,772,264
Encompass Health Corporation
923,000 4.500%,  2/1/2028 901,005
Endo Finance Holdings, Inc.
1,515,000 8.500%,  4/15/2031
g,h
1,620,526
Energizer Holdings, Inc.
1,890,000 4.750%,  6/15/2028
g
1,815,367
Fiesta Purchaser, Inc.
877,000 9.625%,  9/15/2032
g
913,751
Fortrea Holdings, Inc.
546,000 7.500%,  7/1/2030
g,h
548,144
Grifols SA
650,000 3.875%,  10/15/2028
g,k
605,469
702,000 4.750%,  10/15/2028
g
649,428
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
659,000 7.875%,  9/1/2025
g
658,648
Principal
Amount Long-Term Fixed Income  91.7% Value
Consumer Non-Cyclical  10.7% - continued
HLF Financing SARL, LLC/
Herbalife International, Inc.
$ 1,217,000 4.875%,  6/1/2029
g
$ 822,850
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
573,000 9.000%,  2/15/2029
g
595,560
Lamb Weston Holdings, Inc.
647,000 4.375%,  1/31/2032
g
588,661
LifePoint Health, Inc.
689,000 5.375%,  1/15/2029
g,h
609,893
642,000 9.875%,  8/15/2030
g
684,878
600,000 11.000%,  10/15/2030
g
663,403
918,000 10.000%,  6/1/2032
g
894,913
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,153,000 6.250%,  4/1/2029
g
1,171,589
Mozart Debt Merger Sub, Inc.
1,178,000 3.875%,  4/1/2029
g
1,099,198
1,885,000 5.250%,  10/1/2029
g
1,826,437
MPH Acquisition Holdings, LLC
179,028 5.750%,  12/31/2030
g
143,222
93,499 11.500%,  12/31/2030
g
80,409
Newell Brands, Inc.
260,000 6.375%,  9/15/2027
h
264,658
676,000 6.625%,  9/15/2029
h
693,447
395,000 6.375%,  5/15/2030 399,938
Organon & Company/Organon
Foreign Debt Co-Issuer BV
629,000 4.125%,  4/30/2028
g
596,594
977,000 5.125%,  4/30/2031
g
884,415
Owens & Minor, Inc.
830,000 6.625%,  4/1/2030
g,h
799,217
Performance Food Group, Inc.
1,096,000 4.250%,  8/1/2029
g
1,030,440
1,315,000 6.125%,  9/15/2032
g
1,317,763
Perrigo Finance Unlimited
Company
718,000 4.900%,  6/15/2030 677,016
579,000 6.125%,  9/30/2032 567,776
Post Holdings, Inc.
1,015,000 4.500%,  9/15/2031
g
917,768
860,000 6.250%,  10/15/2034
g
838,066
Prime Healthcare Services, Inc.
957,000 9.375%,  9/1/2029
g
910,050
Radiology Partners, Inc.
650,000 7.775%,  1/31/2029
g
644,111
Select Medical Corporation
650,000 6.250%,  12/1/2032
g
638,571
Sigma Holdco BV
552,000 7.875%,  5/15/2026
g,h
550,437
Simmons Foods, Inc.
2,663,000 4.625%,  3/1/2029
g
2,481,825
Sotera Health Holdings, LLC
878,000 7.375%,  6/1/2031
g
893,993
Spectrum Brands, Inc.
170,000 3.875%,  3/15/2031
g
145,523
Star Parent, Inc.
637,000 9.000%,  10/1/2030
g
670,317
Surgery Center Holdings, Inc.
1,210,000 7.250%,  4/15/2032
g,h
1,206,986
Tenet Healthcare Corporation
3,468,000 5.125%,  11/1/2027 3,430,360

High Yield Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.7% Value
Consumer Non-Cyclical  10.7% - continued
$ 845,000 6.750%,  5/15/2031 $ 864,747
Teva Pharmaceutical Finance
Netherlands III BV
2,673,000 3.150%,  10/1/2026 2,590,085
US Acute Care Solutions, LLC
1,307,000 9.750%,  5/15/2029
g
1,329,093
Total 67,988,820
Energy  12.0%
Aethon United BR, LP/Aethon
United Finance Corporation
573,000 7.500%,  10/1/2029
g
587,652
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
1,556,000 5.375%,  6/15/2029
g
1,521,246
Archrock Partners, LP/Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
g
974,799
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,362,000 8.250%,  12/31/2028
g
1,390,031
259,000 5.875%,  6/30/2029
g
254,843
Baytex Energy Corporation
1,082,000 8.500%,  4/30/2030
g
1,114,728
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
686,000 7.000%,  7/15/2029
g
704,676
Borr IHC, Ltd./Borr Finance, LLC
871,220 10.000%,  11/15/2028
g
870,203
Buckeye Partners, LP
818,000 4.500%,  3/1/2028
g
787,680
868,000 6.750%,  2/1/2030
g
883,007
California Resources Corporation
814,000 8.250%,  6/15/2029
g
836,860
Civitas Resources, Inc.
1,323,000 8.375%,  7/1/2028
g
1,383,686
1,141,000 8.750%,  7/1/2031
g
1,203,369
CNX Resources Corporation
332,000 7.375%,  1/15/2031
g
340,655
Comstock Resources, Inc.
2,700,000 5.875%,  1/15/2030
g
2,555,302
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
1,915,000 5.500%,  6/15/2031
g
1,846,509
Crescent Energy Finance, LLC
1,569,000 7.625%,  4/1/2032
g
1,579,861
438,000 7.375%,  1/15/2033
g
437,231
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
816,000 8.625%,  3/15/2029
g
855,824
Diamond Foreign Asset Company/
Diamond Finance, LLC
162,000 8.500%,  10/1/2030
g
168,854
DT Midstream, Inc.
657,000 4.125%,  6/15/2029
g
621,138
540,000 4.375%,  6/15/2031
g
499,479
Enerflex, Ltd.
400,000 9.000%,  10/15/2027
g
415,220
Energy Transfer, LP
1,621,000 8.000%,  5/15/2054
b
1,710,813
EQM Midstream Partners, LP
1,305,000 4.750%,  1/15/2031
g
1,242,482
Principal
Amount Long-Term Fixed Income  91.7% Value
Energy  12.0% - continued
Genesis Energy LP/Genesis
Energy Finance Corporation
$ 1,086,000 8.875%,  4/15/2030 $ 1,125,786
1,630,000 7.875%,  5/15/2032 1,632,738
Gulfport Energy Operating
Corporation
657,000 6.750%,  9/1/2029
g
668,581
Harvest Midstream I, LP
2,049,000 7.500%,  9/1/2028
g
2,095,641
Hess Midstream Operations, LP
1,175,000 4.250%,  2/15/2030
g
1,099,084
Hilcorp Energy I, LP/Hilcorp
Finance Company
664,000 5.750%,  2/1/2029
g
645,367
935,000 6.000%,  2/1/2031
g
885,791
1,440,000 6.250%,  4/15/2032
g
1,367,533
Howard Midstream Energy
Partners, LLC
1,901,000 7.375%,  7/15/2032
g
1,976,219
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
g
1,560,798
Kraken Oil & Gas Partners, LLC
800,000 7.625%,  8/15/2029
g
787,256
Laredo Petroleum, Inc.
1,256,000 7.750%,  7/31/2029
g
1,260,494
MEG Energy Corporation
771,000 5.875%,  2/1/2029
g
759,151
Mesquite Energy, Inc.
3,260,000 0.000%,  2/15/2023
e,f
40,750
Moss Creek Resources Holdings,
Inc.
633,000 8.250%,  9/1/2031
g
630,902
Nabors Industries, Inc.
1,079,000 9.125%,  1/31/2030
g
1,120,002
438,000 8.875%,  8/15/2031
g,h
414,745
Nabors Industries, Ltd.
1,079,000 7.500%,  1/15/2028
g,h
1,042,773
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
545,000 8.125%,  2/15/2029
g
559,245
817,000 8.375%,  2/15/2032
g
840,448
Noble Finance II, LLC
1,267,000 8.000%,  4/15/2030
g
1,289,105
Northern Oil and Gas, Inc.
1,368,000 8.750%,  6/15/2031
g
1,434,460
NuStar Logistics, LP
858,000 6.375%,  10/1/2030 873,797
PBF Holding Company, LLC/PBF
Finance Corporation
1,112,000 6.000%,  2/15/2028 1,095,930
Permian Resources Operating,
LLC
812,000 7.000%,  1/15/2032
g
833,495
Prairie Acquiror, LP
1,088,000 9.000%,  8/1/2029
g
1,125,157
Precision Drilling Corporation
1,290,000 6.875%,  1/15/2029
g
1,301,173
Range Resources Corporation
1,498,000 4.750%,  2/15/2030
g,h
1,424,674
Rockies Express Pipeline, LLC
966,000 4.950%,  7/15/2029
g
926,105
Saturn Oil & Gas, Inc.
795,000 9.625%,  6/15/2029
g,h
793,517

High Yield Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.7% Value
Energy  12.0% - continued
SM Energy Company
$ 350,000 7.000%,  8/1/2032
g
$ 349,495
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 929,858
564,000 4.500%,  4/30/2030 530,412
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,497,000 5.500%,  1/15/2028
g
2,442,555
Talos Production, Inc.
409,000 9.000%,  2/1/2029
g
425,339
TGNR Intermediate Holdings, LLC
1,509,000 5.500%,  10/15/2029
g
1,432,919
Transocean, Inc.
1,216,000 8.250%,  5/15/2029
g
1,220,302
1,216,000 8.500%,  5/15/2031
g
1,224,324
USA Compression Partners, LP/
USA Compression Finance
Corporation
700,000 6.875%,  9/1/2027 704,336
Valaris, Ltd.
1,358,000 8.375%,  4/30/2030
g
1,394,602
Venture Global Calcasieu Pass,
LLC
1,077,000 3.875%,  8/15/2029
g
996,256
Venture Global LNG, Inc.
961,000 8.125%,  6/1/2028
g
1,004,292
1,450,000 9.000%,  9/30/2029
b,g,j
1,511,006
1,753,000 7.000%,  1/15/2030
g
1,791,705
2,787,000 8.375%,  6/1/2031
g
2,933,209
Weatherford International, Ltd.
578,000 8.625%,  4/30/2030
g
599,449
Total 75,886,924
Financials  12.0%
Acrisure, LLC/Acrisure Finance,
Inc.
1,009,000 6.000%,  8/1/2029
g
973,049
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
658,000 6.950%,  3/10/2055
b
674,542
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,448,000 6.750%,  10/15/2027
g
1,441,614
1,019,000 6.750%,  4/15/2028
g
1,029,759
657,000 5.875%,  11/1/2029
g,h
632,020
Ally Financial, Inc.
459,000 2.200%,  11/2/2028 413,190
652,000 6.700%,  2/14/2033 670,388
AmWINS Group, Inc.
344,000 6.375%,  2/15/2029
g
347,981
1,420,000 4.875%,  6/30/2029
g
1,352,492
Avolon Holdings Funding, Ltd.
952,000 2.528%,  11/18/2027
g
886,464
Azorra Finance, Ltd.
1,500,000 7.750%,  4/15/2030
g
1,518,043
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
658,000 7.125%,  5/15/2031
g
673,056
Barclays plc
1,018,000 6.125%,  12/15/2025
b,j
1,020,402
Principal
Amount Long-Term Fixed Income  91.7% Value
Financials  12.0% - continued
BNP Paribas SA
$ 329,000 4.625%,  1/12/2027
b,g,j
$ 312,625
Burford Capital Global Finance,
LLC
1,580,000 9.250%,  7/1/2031
g
1,692,670
Castlelake Aviation Finance DAC
1,524,000 5.000%,  4/15/2027
g
1,534,752
Citigroup, Inc.
345,000 6.250%,  8/15/2026
b,j
348,472
Constellation Insurance, Inc.
299,000 6.800%,  1/24/2030
g
294,209
Credit Acceptance Corporation
1,199,000 9.250%,  12/15/2028
g
1,277,606
Diversified Healthcare Trust
572,000 Zero Coupon,  1/15/2026
g
544,139
Drawbridge Special Opportunities
Fund, LP
3,052,000 3.875%,  2/15/2026
g
2,981,702
Encore Capital Group, Inc.
331,000 9.250%,  4/1/2029
g
354,727
FirstCash, Inc.
1,170,000 4.625%,  9/1/2028
g
1,118,736
658,000 5.625%,  1/1/2030
g
644,035
Fortress Transportation and
Infrastructure Investors, LLC
1,154,000 7.000%,  5/1/2031
g
1,169,548
950,000 7.000%,  6/15/2032
g
963,119
Freedom Mortgage Corporation
686,000 7.625%,  5/1/2026
g
689,625
Freedom Mortgage Holdings, LLC
1,500,000 9.250%,  2/1/2029
g
1,565,623
GGAM Finance, Ltd.
689,000 8.000%,  2/15/2027
g
711,486
676,000 8.000%,  6/15/2028
g
713,020
140,000 6.875%,  4/15/2029
g
142,842
Global Aircraft Leasing Company,
Ltd.
1,700,000 8.750%,  9/1/2027
g
1,746,289
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,000,000 3.750%,  12/15/2027
g
1,858,911
goeasy, Ltd.
1,112,000 9.250%,  12/1/2028
g
1,187,517
548,000 6.875%,  5/15/2030
g
556,381
HAT Holdings I, LLC/HAT Holdings
II, LLC
469,000 8.000%,  6/15/2027
g
487,564
Howard Hughes Corporation
399,000 4.125%,  2/1/2029
g
366,599
HSBC Holdings plc
679,000 6.875%,  9/11/2029
b,j
681,835
HUB International, Ltd.
2,024,000 5.625%,  12/1/2029
g
1,984,827
539,000 7.375%,  1/31/2032
g
554,233
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
2,267,000 5.250%,  5/15/2027 2,197,269
Intesa Sanpaolo SPA
459,000 4.198%,  6/1/2032
b,g
407,345
J.P. Morgan Chase & Company
344,000 4.600%,  2/1/2025
b,j
344,000
1,534,000 4.000%,  4/1/2025
b,j
1,528,967

High Yield Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.7% Value
Financials  12.0% - continued
$ 344,000 3.650%,  6/1/2026
b,j
$ 335,231
Jane Street Group/JSG Finance,
Inc.
406,000 4.500%,  11/15/2029
g
383,379
394,000 7.125%,  4/30/2031
g
407,203
657,000 6.125%,  11/1/2032
g
653,831
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
544,000 5.000%,  8/15/2028
g
515,131
879,000 6.625%,  10/15/2031
g
883,131
Jefferson Capital Holdings, LLC
545,000 6.000%,  8/15/2026
g
543,847
1,363,000 9.500%,  2/15/2029
g
1,456,599
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
680,000 4.250%,  2/1/2027
g
661,514
560,000 4.750%,  6/15/2029
g
532,700
Liberty Mutual Group, Inc.
184,000 4.125%,  12/15/2051
b,g
176,016
Macquarie Airfinance Holdings,
Ltd.
819,000 6.400%,  3/26/2029
g
843,951
682,000 6.500%,  3/26/2031
g
706,892
Midcap Financial Issuer Trust
688,000 6.500%,  5/1/2028
g
676,640
Molina Healthcare, Inc.
1,150,000 4.375%,  6/15/2028
g
1,105,407
MPT Operating Partnership, LP/
MPT Finance Corporation
2,289,000 4.625%,  8/1/2029
h
1,748,677
610,000 8.500%,  2/15/2032
d,g
619,460
Nationstar Mortgage Holdings,
Inc.
639,000 6.500%,  8/1/2029
g
640,464
686,000 5.125%,  12/15/2030
g
648,035
NatWest Group plc
459,000 8.125%,  11/10/2033
b,j
487,857
Navient Corporation
399,000 5.500%,  3/15/2029 382,484
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
424,000 4.500%,  9/30/2028
g
396,328
OneMain Finance Corporation
1,426,000 3.500%,  1/15/2027 1,371,963
239,000 3.875%,  9/15/2028 223,255
1,645,000 9.000%,  1/15/2029 1,747,306
1,152,000 4.000%,  9/15/2030 1,032,179
Park Intermediate Holdings, LLC
859,000 4.875%,  5/15/2029
g
820,639
PNC Financial Services Group,
Inc.
658,000 3.400%,  9/15/2026
b,j
624,783
PRA Group, Inc.
1,373,000 8.375%,  2/1/2028
g
1,414,426
RHP Hotel Properties, LP/RHP
Finance Corporation
658,000 4.500%,  2/15/2029
g
627,441
RLJ Lodging Trust, LP
271,000 4.000%,  9/15/2029
g
248,782
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
2,367,000 3.875%,  3/1/2031
g
2,091,679
Principal
Amount Long-Term Fixed Income  91.7% Value
Financials  12.0% - continued
$ 802,000 4.000%,  10/15/2033
g
$ 678,102
Ryan Specialty, LLC
1,315,000 5.875%,  8/1/2032
g
1,303,009
Service Properties Trust
920,000 8.375%,  6/15/2029 919,458
385,000 8.625%,  11/15/2031
g
408,826
SLM Corporation
386,000 4.200%,  10/29/2025 385,214
430,000 6.500%,  1/31/2030 434,031
Societe Generale SA
655,000 8.125%,  11/21/2029
b,g,j
652,992
Synchrony Financial
348,000 7.250%,  2/2/2033 364,153
United Wholesale Mortgage, LLC
1,318,000 5.500%,  4/15/2029
g
1,277,847
UWM Holdings, LLC
543,000 6.625%,  2/1/2030
g
544,108
Wells Fargo & Company
345,000 3.900%,  3/15/2026
b,j
338,966
World Acceptance Corporation
344,000 7.000%,  11/1/2026
g,h
343,237
XHR, LP
322,000 4.875%,  6/1/2029
g
305,960
327,000 6.625%,  5/15/2030
g
330,527
Total 75,887,333
Foreign Government  0.2%
Teine Energy, Ltd.
1,398,000 6.875%,  4/15/2029
g
1,354,563
Total 1,354,563
Technology  6.8%
Amentum Holdings, Inc.
959,000 7.250%,  8/1/2032
g
972,229
AthenaHealth Group, Inc.
1,788,000 6.500%,  2/15/2030
g
1,729,961
Block, Inc.
2,414,000 6.500%,  5/15/2032
g
2,467,371
Boost Newco Borrower, LLC
902,000 7.500%,  1/15/2031
g
944,288
Central Parent, Inc./CDK Global,
Inc.
658,000 7.250%,  6/15/2029
g
624,956
Cloud Software Group, Inc.
2,674,000 6.500%,  3/31/2029
g
2,628,511
1,157,000 9.000%,  9/30/2029
g
1,184,944
CommScope Technologies, LLC
434,000 5.000%,  3/15/2027
g
390,513
CommScope, LLC
328,000 6.000%,  3/1/2026
g
328,000
434,000 4.750%,  9/1/2029
g
386,338
434,000 9.500%,  12/15/2031
g
450,175
Consensus Cloud Solutions, Inc.
338,000 6.000%,  10/15/2026
g
335,591
CoreLogic, Inc.
405,000 4.500%,  5/1/2028
g
379,206
Diebold Nixdorf, Inc.
870,000 7.750%,  3/31/2030
g
900,612
Entegris, Inc.
1,377,000 5.950%,  6/15/2030
g
1,372,592
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
g
937,664

High Yield Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.7% Value
Technology  6.8% - continued
Gen Digital, Inc.
$ 54,000 6.750%,  9/30/2027
g
$ 54,895
817,000 7.125%,  9/30/2030
g
840,554
II-VI, Inc.
638,000 5.000%,  12/15/2029
g
613,987
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
g
3,395,326
610,000 5.000%,  7/15/2028
g
594,288
770,000 5.250%,  7/15/2030
g
740,537
1,830,000 4.500%,  2/15/2031
g
1,683,952
McAfee Corporation
972,000 7.375%,  2/15/2030
g
957,603
NCR Atleos Corporation
540,000 9.500%,  4/1/2029
g
588,354
NCR Voyix Corporation
876,000 5.000%,  10/1/2028
g
844,243
474,000 5.125%,  4/15/2029
g
452,080
Neptune Bidco US, Inc.
1,712,000 9.290%,  4/15/2029
g
1,459,442
Open Text Corporation
1,828,000 3.875%,  12/1/2029
g
1,676,173
Open Text Holdings, Inc.
1,197,000 4.125%,  2/15/2030
g
1,097,597
Pitney Bowes, Inc.
338,000 6.875%,  3/15/2027
g,h
339,412
RingCentral, Inc.
1,359,000 8.500%,  8/15/2030
g
1,442,739
Rocket Software, Inc.
810,000 9.000%,  11/28/2028
g
839,012
Seagate HDD Cayman
1,988,000 4.091%,  6/1/2029 1,872,543
Sensata Technologies BV
591,000 4.000%,  4/15/2029
g
546,989
Sensata Technologies, Inc.
383,000 3.750%,  2/15/2031
g
337,992
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,000,000 4.625%,  11/1/2026
g
989,180
155,000 6.750%,  8/15/2032
g
159,161
SS&C Technologies, Inc.
1,317,000 6.500%,  6/1/2032
g
1,338,545
UKG, Inc.
1,163,000 6.875%,  2/1/2031
g
1,187,378
Viavi Solutions, Inc.
1,606,000 3.750%,  10/1/2029
g
1,461,096
Xerox Holdings Corporation
154,000 5.000%,  8/15/2025
g
153,303
1,476,000 5.500%,  8/15/2028
g
1,258,389
Total 42,957,721
Transportation  1.8%
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
592,917 5.500%,  4/20/2026
g
592,578
315,000 5.750%,  4/20/2029
g
314,230
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
884,000 5.375%,  3/1/2029
g,h
842,983
DCLI Bidco, LLC
592,000 7.750%,  11/15/2029
g
608,781
Delta Air Lines, Inc.
798,000 7.000%,  5/1/2025
g
801,230
Principal
Amount Long-Term Fixed Income  91.7% Value
Transportation  1.8% - continued
JetBlue Airways Corporation/
JetBlue Loyalty, LP
$ 611,000 9.875%,  9/20/2031
g
$ 645,924
OneSky Flight, LLC
1,306,000 8.875%,  12/15/2029
g
1,337,879
Rand Parent, LLC
1,418,000 8.500%,  2/15/2030
g
1,470,453
RXO, Inc.
1,619,000 7.500%,  11/15/2027
g
1,659,475
Stena International SA
691,000 7.250%,  1/15/2031
g
706,042
United Airlines, Inc.
739,000 4.375%,  4/15/2026
g
728,314
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
407,000 7.875%,  5/1/2027
g
407,166
1,120,000 6.375%,  2/1/2030
g,h
1,026,396
Total 11,141,451
Utilities  3.2%
AES Corporation
459,000 7.600%,  1/15/2055
b
467,290
Algonquin Power & Utilities
Corporation
785,000 4.750%,  1/18/2082
b
749,151
Alpha Generation, LLC
562,000 6.750%,  10/15/2032
g
568,241
Calpine Corporation
1,145,000 4.500%,  2/15/2028
g
1,110,906
Dominion Energy, Inc.
459,000 7.000%,  6/1/2054
b
485,488
Duke Energy Corporation
450,000 6.450%,  9/1/2054
b
451,382
Edison International
539,000 5.000%,  12/15/2026
b,h,j
483,492
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
g
852,501
Lightning Power, LLC
956,000 7.250%,  8/15/2032
g
987,414
NextEra Energy Operating
Partners, LP
1,244,000 3.875%,  10/15/2026
g
1,191,234
NiSource, Inc.
285,000 6.375%,  3/31/2055
b
282,775
NRG Energy, Inc.
1,060,000 5.250%,  6/15/2029
g
1,032,628
526,000 6.000%,  2/1/2033
g
513,922
526,000 6.250%,  11/1/2034
g
518,290
PG&E Corporation
491,000 7.375%,  3/15/2055
b
477,055
Talen Energy Supply, LLC
1,312,000 8.625%,  6/1/2030
g
1,399,514
Terraform Global Operating, LLC
1,366,000 6.125%,  3/1/2026
g
1,359,956
TerraForm Power Operating, LLC
2,910,000 5.000%,  1/31/2028
g
2,804,081
Vistra Corporation
2,835,000 7.000%,  12/15/2026
b,g,j
2,844,480

High Yield Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  91.7% Value
Utilities  3.2% - continued
Vistra Operations Company, LLC
$ 2,042,000 5.000%,  7/31/2027
g
$ 2,013,045
Total 20,592,845
Total Long-Term Fixed Income
(cost $587,290,447) 580,879,054
Shares
Collateral Held for Securities
Loaned 8 .7 % Value
55,354,301 Thrivent Cash Management Trust 55,354,301
Total Collateral Held for
Securities Loaned
(cost $55,354,301) 55,354,301
Shares
Registered Investment
Companies   3 .0 % Value
U.S. Unaffiliated   3.0%
516,920 iShares Broad USD High Yield
Corporate Bond ETF
h
19,275,947
Total 19,275,947
Total Registered Investment
Companies (cost $19,238,239) 19,275,947
Shares Preferred Stock 0 .2 % Value
Capital Goods  0.2%
17,296 Boeing Company, Convertible,
6.000% 1,037,587
Total 1,037,587
Total Preferred Stock
(cost $952,441) 1,037,587
Shares Short-Term Investments 2 .0 % Value
Thrivent Core Short-Term Reserve
Fund
1,234,908 4.630% 12,349,080
Total Short-Term Investments
(cost $12,343,591) 12,349,080
Total Investments (cost
$691,078,036) 108.1% $ 684,857,292
Other Assets and Liabilities, Net
(8.1%) (51,396,812)
Total Net Assets 100.0% $ 633,460,480
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as
of January 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Defaulted security.  Interest is not being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $505,392,051 or
79.8% of total net assets.
h All or a portion of the security is on loan.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 31, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Principal amount is displayed in Euros.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of January 31, 2025 was $20,110 or 0.00% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
January 31, 2025.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
January 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 34,459,246
Common Stock 19,081,293
Total lending $53,540,539
Gross amount payable upon return of
collateral for securities loaned $55,354,301
Net amounts due to counterparty $1,813,762
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

High Yield Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,328,480 – 1,328,480 –
Capital Goods 428,925 – 428,925 –
Communications Services 2,414,873 – 2,414,873 –
Consumer Cyclical 1,376,957 – 1,376,957 –
Consumer Non-Cyclical 5,354,623 – 5,354,623 –
Financials 687,529 – 687,529 –
Technology 1,357,777 – 1,357,777 –
Transportation 3,012,159 – 3,012,159 –
Long-Term Fixed Income
Basic Materials 34,415,541 – 34,415,541 –
Capital Goods 64,060,433 – 64,060,433 –
Communications Services 79,530,882 – 79,530,882 –
Consumer Cyclical 107,062,541 – 107,062,541 –
Consumer Non-Cyclical 67,988,820 – 67,988,820 –
Energy 75,886,924 – 75,886,924 –
Financials 75,887,333 – 75,887,333 –
Foreign Government 1,354,563 – 1,354,563 –
Technology 42,957,721 – 42,957,721 –
Transportation 11,141,451 – 11,141,451 –
Utilities 20,592,845 – 20,592,845 –
Registered Investment Companies
U.S. Unaffiliated 19,275,947 19,275,947 – –
Preferred Stock
Capital Goods 1,037,587 1,037,587 – –
Subtotal Investments in Securities $ 617,153,911 $ 20,313,534 $ 596,840,377 $ –
Other Investments  * Total
Affiliated Short-Term Investments 12,349,080
Collateral Held for Securities Loaned 55,354,301
Subtotal Other Investments $ 67,703,381
Total Investments at Value $ 684,857,292
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $ 13,191 $ 23,474 $ 24,316 $ 12,349 1,235 2.0%
Total Affiliated Short-Term Investments 13,191 12,349 2.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   52,201 66,908 63,755 55,354 55,354 8.7
Total Collateral Held for Securities Loaned 52,201 55,354 8.7
Total Value $ 65,392 $ 67,703
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $ – $179
Total Income/Non Cash Income from Affiliated Investments $179
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 83
Total Affiliated Income from Securities Loaned, Net $83
Total $– $– $ –

Income Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 95 .3 % Value
Asset-Backed Securities  <0.1%
GMAC Mortgage Corporation
Loan Trust
$ 55,642
4.925%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 28,184
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
73,370
4.820%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
66,643
Total 94,827
Basic Materials  1.8%
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
c
129,400
Anglo American Capital plc
1,950,000 4.750%,  4/10/2027
c
1,938,005
2,950,000 5.750%,  4/5/2034
c
2,972,165
FMC Corporation
2,650,000 5.650%,  5/18/2033
d
2,645,482
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 175,012
Glencore Funding, LLC
1,200,000 3.375%,  9/23/2051
c
787,118
1,800,000 2.500%,  9/1/2030
c
1,569,834
International Flavors & Fragrances,
Inc.
1,300,000 1.832%,  10/15/2027
c
1,196,538
3,350,000 2.300%,  11/1/2030
c
2,856,380
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,550,000 5.350%,  3/15/2034 1,551,127
Olin Corporation
180,000 5.125%,  9/15/2027 178,080
Sherwin-Williams Company
1,375,000 4.800%,  9/1/2031 1,357,211
Smurfit Kappa Treasury, ULC
1,200,000 5.777%,  4/3/2054
c
1,180,853
1,700,000 5.438%,  4/3/2034
c
1,696,219
Smurfit Westrock Financing DAC
1,300,000 5.418%,  1/15/2035
c
1,299,467
Total 21,532,891
Capital Goods  4.8%
BAE Systems plc
625,000 5.500%,  3/26/2054
c,d
604,830
1,700,000 3.400%,  4/15/2030
c
1,572,446
1,400,000 1.900%,  2/15/2031
c
1,167,334
Boeing Company
1,250,000 5.805%,  5/1/2050 1,176,498
1,675,000 6.858%,  5/1/2054 1,797,340
1,550,000 5.930%,  5/1/2060 1,446,745
850,000 6.528%,  5/1/2034 897,984
3,000,000 5.705%,  5/1/2040 2,877,096
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031 1,268,592
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 2,078,875
Deere & Company
2,250,000 5.700%,  1/19/2055 2,306,104
GFL Environmental, Inc.
3,300,000 6.750%,  1/15/2031
c
3,423,433
Principal
Amount Long-Term Fixed Income  95.3% Value
Capital Goods  4.8% - continued
Howmet Aerospace, Inc.
$ 3,750,000 3.000%,  1/15/2029 $ 3,495,969
1,600,000 5.950%,  2/1/2037 1,659,566
Ingersoll Rand, Inc.
550,000 5.400%,  8/14/2028 559,981
750,000 5.700%,  8/14/2033 767,431
John Deere Capital Corporation
2,300,000 5.100%,  4/11/2034 2,297,915
Lockheed Martin Corporation
1,400,000 5.900%,  11/15/2063 1,440,829
Northrop Grumman Corporation
1,200,000 4.700%,  3/15/2033 1,164,033
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028 2,192,488
2,200,000 6.300%,  2/15/2030 2,268,811
Republic Services, Inc.
3,900,000 4.875%,  4/1/2029 3,905,461
RTX Corporation
1,000,000 3.030%,  3/15/2052 629,689
850,000 6.400%,  3/15/2054 922,559
2,150,000 6.000%,  3/15/2031 2,258,000
850,000 6.100%,  3/15/2034 895,368
1,075,000 4.450%,  11/16/2038 960,701
Spirit AeroSystems, Inc.
4,850,000 4.600%,  6/15/2028
d
4,675,751
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 1,847,749
Waste Connections, Inc.
3,600,000 5.000%,  3/1/2034 3,524,618
Wrangler Holdco Corporation
1,500,000 6.625%,  4/1/2032
c
1,533,719
Total 57,617,915
Collateralized Mortgage Obligations  0.8%
GCAT Trust
4,685,818
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
b,c
4,690,762
PMT Loan Trust
4,750,000
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
b,c
4,771,523
Wachovia Mortgage Loan Trust,
LLC
23,942
7.187%,  5/20/2036, Ser.
2006-A, Class 2A1
b
23,296
Total 9,485,581
Commercial Mortgage-Backed Securities  1.0%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
11,600,000
5.355%,  1/25/2029, Ser.
K517, Class A2
a,b
11,860,763
Total 11,860,763
Communications Services  7.2%
American Tower Corporation
1,450,000 5.000%,  1/31/2030 1,443,223
1,900,000 1.875%,  10/15/2030 1,597,695
1,100,000 5.650%,  3/15/2033 1,118,578
AppLovin Corporation
3,450,000 5.375%,  12/1/2031 3,464,213

Income Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.3% Value
Communications Services  7.2% - continued
AT&T, Inc.
$ 1,750,000 3.650%,  6/1/2051 $ 1,234,576
2,700,000 3.500%,  9/15/2053 1,823,366
1,519,000 4.300%,  2/15/2030 1,474,492
1,750,000 2.750%,  6/1/2031 1,531,316
3,368,000 2.550%,  12/1/2033 2,718,726
3,200,000 5.400%,  2/15/2034 3,216,793
1,800,000 4.500%,  3/9/2048 1,486,944
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,550,000 6.550%,  6/1/2034 1,585,321
1,550,000 6.384%,  10/23/2035 1,557,108
2,000,000 3.500%,  6/1/2041 1,385,798
2,850,000 6.484%,  10/23/2045 2,711,599
Comcast Corporation
2,300,000 5.300%,  6/1/2034
d
2,291,967
1,600,000 4.600%,  10/15/2038 1,445,458
1,800,000 4.650%,  7/15/2042 1,565,392
Crown Castle, Inc.
1,800,000 3.800%,  2/15/2028 1,743,802
1,800,000 4.300%,  2/15/2029 1,748,679
Meta Platforms, Inc.
1,500,000 5.600%,  5/15/2053 1,495,409
2,600,000 3.850%,  8/15/2032 2,421,445
1,750,000 4.950%,  5/15/2033 1,752,946
Netflix, Inc.
2,155,000 5.875%,  11/15/2028 2,236,970
1,200,000 6.375%,  5/15/2029 1,273,802
3,700,000 4.875%,  6/15/2030
c
3,690,595
Paramount Global
2,000,000 7.875%,  7/30/2030 2,182,187
Rogers Communications, Inc.
1,400,000 5.000%,  2/15/2029 1,392,695
900,000 5.300%,  2/15/2034 872,962
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 137,920
5,050,000 8.750%,  3/15/2032 6,033,311
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052 2,395,490
1,850,000 4.850%,  1/15/2029 1,844,725
1,200,000 3.500%,  4/15/2031 1,092,004
1,200,000 3.000%,  2/15/2041 857,187
Verizon Communications, Inc.
1,150,000 5.500%,  2/23/2054 1,102,516
1,400,000 4.000%,  3/22/2050 1,063,856
1,409,000 1.680%,  10/30/2030 1,173,933
1,493,000 4.780%,  2/15/2035
c
1,423,564
2,800,000 3.400%,  3/22/2041 2,125,499
Videotron, Ltd.
2,900,000 3.625%,  6/15/2029
c
2,699,692
Vodafone Group plc
1,900,000 5.750%,  6/28/2054 1,821,596
Warnermedia Holdings, Inc.
1,940,000 4.054%,  3/15/2029 1,821,266
5,150,000 4.279%,  3/15/2032 4,547,484
1,050,000 5.050%,  3/15/2042 845,069
Total 85,449,169
Consumer Cyclical  6.2%
Amazon.com, Inc.
1,200,000 3.100%,  5/12/2051 807,567
Principal
Amount Long-Term Fixed Income  95.3% Value
Consumer Cyclical  6.2% - continued
American Honda Finance
Corporation
$ 3,300,000 5.050%,  7/10/2031 $ 3,289,934
BMW US Capital, LLC
1,400,000 4.850%,  8/13/2031
c,d
1,376,622
D.R. Horton, Inc.
2,300,000 5.000%,  10/15/2034 2,226,378
Daimler Trucks Finance North
America, LLC
2,000,000 5.400%,  9/20/2028
c
2,028,036
2,500,000 2.375%,  12/14/2028
c
2,280,116
Expedia Group, Inc.
3,600,000 3.250%,  2/15/2030 3,321,392
Ford Motor Credit Company, LLC
1,900,000 5.850%,  5/17/2027 1,920,979
2,000,000 6.800%,  5/12/2028 2,072,774
2,200,000 7.350%,  3/6/2030 2,334,886
2,600,000 6.050%,  3/5/2031 2,603,655
General Motors Company
1,575,000 6.800%,  10/1/2027 1,643,929
General Motors Financial
Company, Inc.
3,100,000 5.750%,  2/8/2031 3,143,131
2,300,000 6.400%,  1/9/2033 2,384,668
1,350,000 6.100%,  1/7/2034 1,367,756
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,716,769
Harley-Davidson Financial
Services, Inc.
1,050,000 6.500%,  3/10/2028
c,d
1,076,515
2,050,000 5.950%,  6/11/2029
c
2,063,744
Home Depot, Inc.
950,000 4.950%,  6/25/2034 937,772
1,820,000 4.250%,  4/1/2046 1,522,384
Hyatt Hotels Corporation
1,658,000 5.750%,  4/23/2030 1,697,938
Hyundai Capital America
2,500,000 1.800%,  1/10/2028
c
2,281,498
4,400,000 6.200%,  9/21/2030
c
4,588,608
Las Vegas Sands Corporation
950,000 6.000%,  8/15/2029 963,176
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,249,613
3,250,000 2.625%,  4/1/2031 2,840,241
Marriott International, Inc./MD
4,100,000 4.625%,  6/15/2030 4,020,251
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,536,743
Target Corporation
2,250,000 2.950%,  1/15/2052
d
1,435,236
1,250,000 4.500%,  9/15/2034 1,187,472
Toll Brothers Finance Corporation
1,700,000 3.800%,  11/1/2029 1,603,563
Toyota Motor Credit Corporation
1,950,000 4.550%,  5/17/2030 1,923,954
3,150,000 5.350%,  1/9/2035 3,166,501
VICI Properties, LP/VICI Note
Company, Inc.
90,000 4.250%,  12/1/2026
c
88,575
2,425,000 5.750%,  2/1/2027
c
2,447,589
1,200,000 3.750%,  2/15/2027
c
1,166,008
90,000 4.625%,  12/1/2029
c
86,458

Income Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.3% Value
Consumer Cyclical  6.2% - continued
Walmart, Inc.
$ 1,800,000 4.500%,  9/9/2052 $ 1,573,184
Total 73,975,615
Consumer Non-Cyclical  8.6%
Abbott Laboratories
2,000,000 6.000%,  4/1/2039 2,171,504
AbbVie, Inc.
1,875,000 5.400%,  3/15/2054 1,808,878
950,000 5.050%,  3/15/2034 942,414
1,900,000 4.550%,  3/15/2035 1,795,904
2,500,000 4.500%,  5/14/2035 2,350,666
2,900,000 4.300%,  5/14/2036 2,655,940
Amgen, Inc.
3,000,000 5.650%,  3/2/2053 2,899,255
2,100,000 5.250%,  3/2/2033 2,092,815
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,790,000 4.700%,  2/1/2036 1,692,478
Anheuser-Busch InBev Worldwide,
Inc.
2,500,000 3.500%,  6/1/2030 2,347,017
1,800,000 4.439%,  10/6/2048 1,510,746
AstraZeneca Finance, LLC
1,400,000 4.850%,  2/26/2029 1,405,970
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,407,961
2,500,000 1.375%,  8/6/2030 2,090,291
BAT Capital Corporation
3,000,000 2.259%,  3/25/2028 2,771,938
1,900,000 6.343%,  8/2/2030 2,006,764
1,100,000 5.834%,  2/20/2031 1,132,773
1,600,000 7.750%,  10/19/2032 1,815,463
Becton, Dickinson and Company
2,194,000 3.794%,  5/20/2050 1,632,167
1,450,000 5.081%,  6/7/2029 1,460,473
Bristol-Myers Squibb Company
850,000 6.250%,  11/15/2053 902,392
Bunge, Ltd. Finance Corporation
725,000 4.650%,  9/17/2034 686,902
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
822,635
Conagra Brands, Inc.
1,450,000 5.300%,  11/1/2038 1,365,353
Constellation Brands, Inc.
360,000 3.500%,  5/9/2027 350,716
1,150,000 4.800%,  1/15/2029 1,142,912
CVS Health Corporation
2,250,000 5.625%,  2/21/2053 2,019,316
1,350,000 5.125%,  2/21/2030 1,337,178
1,850,000 5.550%,  6/1/2031 1,857,726
2,200,000 2.125%,  9/15/2031 1,787,748
Eli Lilly & Company
1,400,000 5.100%,  2/9/2064 1,277,453
1,750,000 4.700%,  2/27/2033 1,721,098
HCA, Inc.
2,500,000 5.625%,  9/1/2028 2,538,732
3,100,000 5.450%,  4/1/2031 3,115,184
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
c
1,766,143
Principal
Amount Long-Term Fixed Income  95.3% Value
Consumer Non-Cyclical  8.6% - continued
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
$ 800,000 5.500%,  1/15/2030 $ 801,405
1,650,000 3.625%,  1/15/2032 1,459,912
900,000 3.000%,  5/15/2032 758,649
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
3,400,000 6.375%,  2/25/2055
c
3,442,704
Kenvue, Inc.
1,150,000 5.000%,  3/22/2030 1,161,128
Kraft Heinz Foods Company
1,230,000 4.375%,  6/1/2046 1,001,145
Mattel, Inc.
1,250,000 3.375%,  4/1/2026
c
1,226,350
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,648,961
Nestle Holdings, Inc.
2,100,000 4.850%,  3/14/2033
c
2,084,600
PepsiCo, Inc.
1,625,000 5.250%,  7/17/2054 1,556,749
Pfizer Investment Enterprises,
Private Ltd.
2,425,000 5.300%,  5/19/2053 2,270,617
2,000,000 5.340%,  5/19/2063 1,832,664
833,000 4.750%,  5/19/2033 809,735
Philip Morris International, Inc.
3,500,000 5.500%,  9/7/2030 3,590,388
1,650,000 5.125%,  2/13/2031 1,658,428
2,065,000 5.750%,  11/17/2032 2,129,411
3,000,000 5.250%,  2/13/2034 2,977,723
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
c
1,609,119
1,450,000 4.985%,  3/8/2034
c
1,438,579
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
701,769
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,084,470
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,430,781
2,400,000 5.300%,  7/5/2034 2,391,692
Viterra Finance BV
2,250,000 5.250%,  4/21/2032
c,d
2,199,342
Total 102,949,226
Energy  5.9%
BP Capital Markets America, Inc.
3,750,000 3.001%,  3/17/2052 2,348,540
BP Capital Markets plc
1,400,000 6.450%,  12/1/2033
b,e
1,429,483
Canadian Natural Resources, Ltd.
800,000 2.950%,  7/15/2030 714,631
Cheniere Energy Partners, LP
5,190,000 4.500%,  10/1/2029 5,031,885
1,500,000 4.000%,  3/1/2031 1,388,538
1,350,000 5.950%,  6/30/2033 1,379,449
Cheniere Energy, Inc.
900,000 5.650%,  4/15/2034 899,707
Columbia Pipelines Holding
Company, LLC
750,000 5.097%,  10/1/2031
c
736,462

Income Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.3% Value
Energy  5.9% - continued
Diamondback Energy, Inc.
$ 450,000 5.150%,  1/30/2030 $ 451,562
450,000 5.400%,  4/18/2034 443,491
Eastern Energy Gas Holdings, LLC
1,500,000 6.200%,  1/15/2055 1,538,885
Energy Transfer, LP
900,000 8.000%,  5/15/2054
b
949,865
1,550,000 6.050%,  9/1/2054 1,510,432
1,000,000 6.500%,  11/15/2026
b,e
999,463
2,350,000 3.750%,  5/15/2030 2,196,005
900,000 5.550%,  5/15/2034 891,458
Enterprise Products Operating,
LLC
900,000
7.733%,  (TSFR3M +
3.248%), 8/16/2077
b
898,300
EQM Midstream Partners, LP
2,900,000 7.500%,  6/1/2030
c
3,123,741
1,475,000 4.750%,  1/15/2031
c
1,404,338
Expand Energy Corporation
3,700,000 5.375%,  3/15/2030 3,633,233
1,500,000 4.750%,  2/1/2032 1,399,398
1,525,000 5.700%,  1/15/2035 1,503,913
Halliburton Company
2,200,000 4.850%,  11/15/2035 2,083,039
MPLX, LP
1,750,000 4.800%,  2/15/2029 1,737,603
950,000 5.500%,  6/1/2034 938,478
National Fuel Gas Company
2,025,000 5.500%,  1/15/2026 2,034,997
ONEOK, Inc.
4,600,000 6.350%,  1/15/2031 4,834,482
Ovintiv, Inc.
1,150,000 5.650%,  5/15/2028 1,168,697
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,026,068
Plains All American Pipeline, LP/
PAA Finance Corporation
1,800,000 3.800%,  9/15/2030 1,677,002
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
c
1,705,012
South Bow USA Infrastructure
Holdings, LLC
1,825,000 5.026%,  10/1/2029
c
1,795,670
Targa Resources Corporation
1,400,000 6.125%,  3/15/2033 1,446,592
775,000 5.500%,  2/15/2035 764,397
TotalEnergies Capital SA
3,500,000 5.488%,  4/5/2054 3,329,091
700,000 5.150%,  4/5/2034 695,598
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,167,703
Western Gas Partners, LP
3,300,000 4.650%,  7/1/2026 3,287,737
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,186,156
1,800,000 7.500%,  1/15/2031 1,995,589
1,650,000 5.600%,  3/15/2035 1,656,135
1,730,000 4.850%,  3/1/2048 1,479,623
Total 70,882,448
Principal
Amount Long-Term Fixed Income  95.3% Value
Financials  35.5%
ABN AMRO Bank NV
$ 1,500,000 4.988%,  12/3/2028
b,c
$ 1,499,585
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,200,000 6.950%,  3/10/2055
b
1,230,167
2,200,000 3.875%,  1/23/2028 2,140,195
2,900,000 6.150%,  9/30/2030 3,031,290
3,150,000 5.375%,  12/15/2031 3,147,023
1,600,000 3.400%,  10/29/2033 1,365,585
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,e
2,829,777
1,200,000 3.625%,  4/1/2027 1,163,003
1,500,000 3.000%,  2/1/2030 1,356,938
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
c
1,121,410
1,650,000 6.500%,  7/18/2028
c
1,711,530
Allianz SE
1,000,000 5.600%,  9/3/2054
b,c
990,258
Ally Financial, Inc.
2,580,000 5.750%,  11/20/2025 2,590,877
1,250,000 8.000%,  11/1/2031 1,402,453
American Express Company
3,600,000 5.085%,  1/30/2031
b
3,612,690
1,700,000 6.489%,  10/30/2031
b
1,819,859
2,000,000 5.284%,  7/26/2035
b
1,977,367
American Homes 4 Rent, LP
1,450,000 2.375%,  7/15/2031 1,223,716
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
b,c
1,307,512
1,500,000 5.898%,  7/10/2034
b,c
1,528,065
Aon North America, Inc.
1,400,000 5.450%,  3/1/2034 1,405,695
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,374,703
1,200,000 2.875%,  6/15/2027 1,142,154
2,050,000 5.875%,  3/1/2029 2,075,526
Ares Strategic Income Fund
1,550,000 5.700%,  3/15/2028
c
1,551,619
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 1,946,344
Australia & New Zealand Banking
Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,c
1,781,967
Avolon Holdings Funding, Ltd.
3,600,000 4.375%,  5/1/2026
c
3,570,787
900,000 4.950%,  1/15/2028
c
893,284
2,400,000 5.750%,  11/15/2029
c
2,429,006
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
c
900,792
Banco Santander SA
3,000,000 5.294%,  8/18/2027 3,018,758
1,400,000 5.439%,  7/15/2031 1,409,821
Bank of America Corporation
1,500,000 5.202%,  4/25/2029
b
1,512,895
3,000,000 5.819%,  9/15/2029
b
3,083,209
1,175,000 3.974%,  2/7/2030
b
1,130,658
2,030,000 3.194%,  7/23/2030
b
1,880,765
3,400,000 5.162%,  1/24/2031
b
3,410,538
2,750,000 2.572%,  10/20/2032
b
2,339,496
3,200,000 4.571%,  4/27/2033
b
3,060,873
1,400,000 5.468%,  1/23/2035
b
1,403,351
2,600,000 5.511%,  1/24/2036
b
2,614,412
3,950,000 2.482%,  9/21/2036
b
3,250,490

Income Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.3% Value
Financials  35.5% - continued
$ 1,200,000 4.244%,  4/24/2038
b
$ 1,070,855
Bank of Montreal
1,900,000 5.004%,  1/27/2029
b
1,906,362
2,850,000 5.511%,  6/4/2031 2,897,461
Barclays plc
2,400,000 6.125%,  12/15/2025
b,e
2,405,664
2,200,000 5.829%,  5/9/2027
b
2,225,295
675,000 5.674%,  3/12/2028
b
685,091
2,100,000 4.837%,  9/10/2028
b
2,093,047
850,000 9.625%,  12/15/2029
b,e
946,311
1,900,000 2.645%,  6/24/2031
b
1,662,173
BBVA Bancomer SA/Texas
750,000 5.250%,  9/10/2029
c
737,985
Berkshire Hathaway Finance
Corporation
4,500,000 2.850%,  10/15/2050 2,812,590
1,050,000 4.250%,  1/15/2049 865,924
Blackstone Private Credit Fund
1,400,000 7.050%,  9/29/2025 1,418,341
1,550,000 4.950%,  9/26/2027
c
1,530,686
Blackstone Reg Finance
Company, LLC
2,900,000 5.000%,  12/6/2034 2,807,350
Blackstone Secured Lending Fund
1,075,000 5.875%,  11/15/2027 1,091,076
Blue Owl Credit Income
Corporation
2,000,000 4.700%,  2/8/2027 1,977,596
900,000 6.600%,  9/15/2029
c
919,770
Blue Owl Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
c
970,461
Blue Owl Technology Finance
Corporation II
1,900,000 6.750%,  4/4/2029 1,928,480
BNP Paribas SA
1,350,000 8.500%,  8/14/2028
b,c,d,e
1,419,236
2,000,000 5.786%,  1/13/2033
b,c
2,020,462
BPCE SA
1,250,000 6.612%,  10/19/2027
b,c
1,281,122
2,250,000 5.876%,  1/14/2031
b,c
2,284,734
1,350,000 6.508%,  1/18/2035
b,c
1,363,960
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 918,382
Capital One Financial Corporation
2,625,000 6.183%,  1/30/2036
b
2,636,474
Centene Corporation
3,145,000 3.375%,  2/15/2030 2,818,089
1,750,000 2.500%,  3/1/2031 1,455,470
1,800,000 2.625%,  8/1/2031 1,489,461
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,e
1,443,866
1,700,000 6.196%,  11/17/2029
b
1,779,460
1,450,000 4.000%,  12/1/2030
b,e
1,286,913
Citigroup, Inc.
1,510,000 4.450%,  9/29/2027 1,493,215
2,000,000 4.075%,  4/23/2029
b
1,951,535
2,050,000 5.174%,  2/13/2030
b
2,055,779
4,100,000 3.057%,  1/25/2033
b
3,543,228
3,400,000 6.020%,  1/24/2036
b
3,413,423
Citizens Financial Group, Inc.
1,400,000 5.841%,  1/23/2030
b
1,424,393
1,325,000 5.718%,  7/23/2032
b
1,337,137
Principal
Amount Long-Term Fixed Income  95.3% Value
Financials  35.5% - continued
Comerica, Inc.
$ 1,150,000 5.625%,  7/1/2025
b,d,e
$ 1,146,135
COPT Defense Properties, LP
1,325,000 2.250%,  3/15/2026 1,286,503
Corebridge Financial, Inc.
1,450,000 6.375%,  9/15/2054
b
1,433,694
950,000 3.650%,  4/5/2027 925,945
1,350,000 3.850%,  4/5/2029 1,287,623
Corebridge Global Funding
1,350,000 5.900%,  9/19/2028
c
1,393,521
1,950,000 5.200%,  6/24/2029
c
1,963,648
Cousins Properties, LP
1,000,000 5.375%,  2/15/2032 985,598
Credit Agricole SA
1,850,000 5.230%,  1/9/2029
b,c
1,856,191
Credit Suisse Group AG
2,300,000 5.250%,  N/A
*,f
195,500
2,350,000 7.250%,  N/A
*,f
199,750
1,300,000 7.500%,  N/A
*,f
110,500
Deutsche Bank AG/New York, NY
1,800,000 2.311%,  11/16/2027
b
1,716,307
3,350,000 5.373%,  1/10/2029
b
3,359,159
2,450,000 4.999%,  9/11/2030
b
2,408,071
Discover Bank
2,510,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,543,457
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,108,661
1,250,000 6.100%,  10/15/2052 1,267,331
1,500,000 4.750%,  2/15/2033 1,446,394
EPR Properties
1,318,000 4.950%,  4/15/2028 1,300,938
1,700,000 3.750%,  8/15/2029 1,577,017
Extra Space Storage, LP
1,500,000 5.500%,  7/1/2030 1,523,676
3,550,000 5.900%,  1/15/2031 3,672,646
Fairfax Financial Holdings, Ltd.
2,350,000 6.100%,  3/15/2055
c
2,318,010
Fifth Third Bancorp
1,450,000 4.895%,  9/6/2030
b
1,434,220
Fifth Third Bank NA
2,100,000 4.967%,  1/28/2028
b
2,111,236
First-Citizens Bank & Trust
Company
3,650,000 6.125%,  3/9/2028 3,750,247
FS KKR Capital Corporation
3,150,000 4.250%,  2/14/2025
c
3,149,156
2,000,000 6.875%,  8/15/2029 2,068,877
Goldman Sachs BDC, Inc.
800,000 6.375%,  3/11/2027 817,077
Goldman Sachs Group, Inc.
1,800,000 4.950%,  8/10/2025
b,e
1,805,846
2,750,000 3.814%,  4/23/2029
b
2,658,078
2,300,000 4.223%,  5/1/2029
b
2,249,611
4,950,000 5.207%,  1/28/2031
b
4,960,274
3,800,000 3.102%,  2/24/2033
b
3,298,602
2,550,000 5.536%,  1/28/2036
b
2,547,985
Highwoods Realty, LP
950,000 4.125%,  3/15/2028 917,131
1,900,000 4.200%,  4/15/2029 1,808,698
HSBC Holdings plc
2,530,000 4.041%,  3/13/2028
b
2,486,300

Income Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.3% Value
Financials  35.5% - continued
Huntington Bancshares, Inc./OH
$ 2,750,000 5.709%,  2/2/2035
b
$ 2,752,205
ING Groep NV
2,000,000 6.083%,  9/11/2027
b
2,037,524
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 906,607
1,250,000 5.450%,  8/15/2030 1,269,737
1,000,000 2.000%,  8/15/2031 819,414
J.P. Morgan Chase & Company
2,300,000 6.875%,  6/1/2029
b,e
2,400,896
2,650,000 5.299%,  7/24/2029
b
2,684,156
1,700,000 6.087%,  10/23/2029
b
1,768,510
2,350,000 6.500%,  4/1/2030
b,e,g
2,376,059
2,400,000 4.995%,  7/22/2030
b
2,397,650
1,500,000 4.603%,  10/22/2030
b
1,473,588
2,550,000 5.140%,  1/24/2031
b
2,560,153
1,800,000 2.956%,  5/13/2031
b
1,619,299
800,000 2.580%,  4/22/2032
b
692,356
2,100,000 2.545%,  11/8/2032
b
1,786,267
2,700,000 4.586%,  4/26/2033
b
2,598,796
2,450,000 4.912%,  7/25/2033
b
2,401,824
2,000,000 5.717%,  9/14/2033
b
2,037,870
850,000 5.336%,  1/23/2035
b
847,988
2,900,000 4.946%,  10/22/2035
b
2,798,013
Jackson National Life Global
Funding
1,375,000 5.550%,  7/2/2027
c
1,394,009
KeyCorp
1,650,000 6.401%,  3/6/2035
b
1,726,897
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,364,918
850,000 6.250%,  1/15/2036 837,496
Kimco Realty OP, LLC
1,250,000 6.400%,  3/1/2034 1,329,984
Lincoln Financial Global Funding
1,775,000 5.300%,  1/13/2030
c
1,792,059
Lloyds Banking Group plc
1,090,000 4.650%,  3/24/2026 1,085,596
1,500,000 5.985%,  8/7/2027
b
1,522,195
1,500,000 5.462%,  1/5/2028
b
1,514,144
1,425,000 5.087%,  11/26/2028
b
1,428,578
Macquarie Airfinance Holdings,
Ltd.
1,450,000 5.150%,  3/17/2030
c
1,426,365
375,000 6.500%,  3/26/2031
c
388,687
Marsh & McLennan Companies,
Inc.
750,000 5.400%,  3/15/2055 713,214
1,000,000 4.850%,  11/15/2031 986,879
Massachusetts Mutual Life
Insurance Company
3,400,000 3.200%,  12/1/2061
c
2,001,952
Met Tower Global Funding
1,850,000 5.250%,  4/12/2029
c
1,882,036
Metropolitan Life Global Funding I
3,050,000 4.300%,  8/25/2029
c
2,974,680
Mitsubishi UFJ Financial Group,
Inc.
2,250,000 5.133%,  7/20/2033
b
2,227,894
Mizuho Financial Group, Inc.
1,400,000 1.979%,  9/8/2031
b
1,181,142
Morgan Stanley
1,150,000 5.123%,  2/1/2029
b
1,156,660
Principal
Amount Long-Term Fixed Income  95.3% Value
Financials  35.5% - continued
$ 950,000 5.449%,  7/20/2029
b
$ 964,399
2,350,000 5.656%,  4/18/2030
b
2,399,467
2,500,000 5.230%,  1/15/2031
b
2,511,661
2,400,000 3.622%,  4/1/2031
b
2,240,465
1,900,000 1.794%,  2/13/2032
b
1,565,182
2,000,000 2.943%,  1/21/2033
b
1,724,192
950,000 4.889%,  7/20/2033
b
922,057
2,900,000 6.342%,  10/18/2033
b
3,080,474
1,100,000 6.627%,  11/1/2034
b
1,186,743
1,400,000 5.466%,  1/18/2035
b
1,396,917
1,850,000 5.587%,  1/18/2036
b
1,866,104
Morgan Stanley Direct Lending
Fund
2,500,000 6.150%,  5/17/2029
c
2,513,754
Nationwide Building Society
2,200,000 6.557%,  10/18/2027
b,c
2,257,166
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,331,215
NatWest Group plc
2,900,000 3.032%,  11/28/2035
b
2,516,336
New York Life Global Funding
2,350,000 4.550%,  1/28/2033
c
2,252,889
3,250,000 5.350%,  1/23/2035
c
3,260,390
NNN REIT, Inc.
900,000 5.600%,  10/15/2033 907,404
Omega Healthcare Investors, Inc.
1,667,000 4.750%,  1/15/2028 1,655,509
1,875,000 3.625%,  10/1/2029 1,740,492
PNC Financial Services Group,
Inc.
2,700,000 5.222%,  1/29/2031
b
2,717,686
3,000,000 5.068%,  1/24/2034
b
2,935,518
1,900,000 6.875%,  10/20/2034
b
2,081,833
Prologis, LP
1,250,000 1.750%,  2/1/2031 1,041,828
Prudential Financial, Inc.
1,500,000 6.500%,  3/15/2054
b
1,524,107
1,750,000 3.700%,  10/1/2050
b
1,559,505
Regency Centers, LP
1,750,000 3.700%,  6/15/2030 1,640,859
1,000,000 5.250%,  1/15/2034 988,525
1,800,000 5.100%,  1/15/2035 1,754,699
Regions Financial Corporation
1,600,000 5.722%,  6/6/2030
b
1,627,101
1,350,000 5.502%,  9/6/2035
b
1,324,724
RGA Global Funding
3,500,000 6.000%,  11/21/2028
c
3,616,697
900,000 5.500%,  1/11/2031
c
910,681
Santander Holdings USA, Inc.
975,000 6.124%,  5/31/2027
b
988,861
Simon Property Group, LP
1,150,000 6.650%,  1/15/2054 1,277,859
Societe Generale SA
2,950,000 10.000%,  11/14/2028
b,c,e
3,212,972
4,700,000 6.100%,  4/13/2033
b,c
4,741,496
Standard Chartered plc
950,000 5.688%,  5/14/2028
b,c
962,512
Sumitomo Mitsui Financial Group,
Inc.
2,900,000 5.808%,  9/14/2033
d
3,003,920
Toronto-Dominion Bank
1,750,000 5.146%,  9/10/2034
b
1,711,799

Income Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.3% Value
Financials  35.5% - continued
Truist Financial Corporation
$ 1,100,000 6.047%,  6/8/2027
b
$ 1,117,061
1,150,000 5.435%,  1/24/2030
b
1,162,991
U.S. Bancorp
2,150,000 5.775%,  6/12/2029
b
2,205,458
900,000 5.384%,  1/23/2030
b
911,649
900,000 5.678%,  1/23/2035
b
908,828
UBS Group AG
2,400,000 4.875%,  2/12/2027
b,c,e
2,330,063
4,900,000 3.869%,  1/12/2029
b,c
4,748,839
250,000 3.091%,  5/14/2032
b,c
220,014
4,250,000 6.537%,  8/12/2033
b,c
4,521,075
1,350,000 9.250%,  11/13/2033
b,c,e
1,559,266
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,304,145
2,150,000 4.950%,  5/15/2062 1,846,998
760,000 4.750%,  7/15/2045 670,729
1,775,000 4.450%,  12/15/2048 1,471,537
Ventas Realty, LP
3,200,000 5.000%,  1/15/2035 3,061,932
Voya Financial, Inc.
1,000,000 5.000%,  9/20/2034 952,139
Wells Fargo & Company
3,050,000 3.526%,  3/24/2028
b
2,965,729
1,500,000 6.303%,  10/23/2029
b
1,566,004
2,150,000 5.198%,  1/23/2030
b
2,162,811
2,550,000 5.244%,  1/24/2031
b
2,562,964
2,750,000 4.478%,  4/4/2031
b
2,671,184
2,700,000 4.897%,  7/25/2033
b
2,617,119
1,900,000 6.491%,  10/23/2034
b
2,025,521
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,599,930
Zions Bancorp NA
2,125,000 6.816%,  11/19/2035
b
2,184,430
Total 423,123,624
Foreign Government  0.6%
Dominican Republic Government
International Bond
2,300,000 6.000%,  7/19/2028
c
2,290,340
1,875,000 6.000%,  2/22/2033
c
1,822,125
Petroleos Mexicanos
3,000,000 5.950%,  1/28/2031 2,512,017
Total 6,624,482
Mortgage-Backed Securities  0.6%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
7,065,129 5.500%,  7/1/2053 7,029,869
Total 7,029,869
Technology  6.2%
Accenture Capital, Inc.
850,000 4.250%,  10/4/2031 820,287
725,000 4.500%,  10/4/2034 689,878
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,148,772
1,750,000 3.950%,  8/8/2052 1,393,101
1,080,000 3.750%,  9/12/2047 849,634
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,002,582
1,743,000 3.469%,  4/15/2034
c
1,506,154
Principal
Amount Long-Term Fixed Income  95.3% Value
Technology  6.2% - continued
$ 2,400,000 3.137%,  11/15/2035
c
$ 1,950,700
3,950,000 3.187%,  11/15/2036
c
3,168,206
1,800,000 4.926%,  5/15/2037
c
1,701,395
Cisco Systems, Inc.
1,150,000 4.950%,  2/26/2031 1,156,292
1,400,000 5.050%,  2/26/2034 1,394,565
Dell International, LLC/EMC
Corporation
2,425,000 4.850%,  2/1/2035 2,293,738
274,000 8.350%,  7/15/2046 346,876
Equinix Europe 2 Financing
Corporation, LLC
2,700,000 5.500%,  6/15/2034 2,705,186
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,646,397
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,775,179
2,500,000 5.600%,  3/2/2033 2,532,888
2,800,000 5.150%,  8/12/2034 2,738,784
Foundry JV Holdco, LLC
1,500,000 6.150%,  1/25/2032
c
1,531,842
Global Payments, Inc.
900,000 5.300%,  8/15/2029 903,654
1,300,000 5.400%,  8/15/2032 1,301,404
Hewlett Packard Enterprise
Company
1,975,000 5.000%,  10/15/2034 1,926,410
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,097,337
1,400,000 2.950%,  4/15/2031 1,233,140
Mastercard, Inc.
1,250,000 4.850%,  3/9/2033 1,239,915
2,450,000 4.550%,  1/15/2035 2,341,397
Microchip Technology, Inc.
900,000 5.050%,  3/15/2029 898,495
Micron Technology, Inc.
2,500,000 5.800%,  1/15/2035 2,519,284
Microsoft Corporation
1,600,000 2.500%,  9/15/2050 966,626
NXP BV/NXP Funding, LLC
1,200,000 5.550%,  12/1/2028 1,221,713
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,100,000 3.150%,  5/1/2027 1,062,222
1,100,000 4.300%,  6/18/2029 1,069,389
800,000 3.250%,  5/11/2041 583,557
Oracle Corporation
2,700,000 5.550%,  2/6/2053 2,532,695
2,400,000 3.950%,  3/25/2051 1,767,878
3,300,000 6.150%,  11/9/2029 3,459,476
1,450,000 5.250%,  2/3/2032 1,446,679
2,700,000 6.250%,  11/9/2032 2,853,253
1,800,000 4.300%,  7/8/2034 1,650,970
2,350,000 4.000%,  7/15/2046 1,803,223
PayPal Holdings, Inc.
2,300,000 5.150%,  6/1/2034 2,278,299
Roper Technologies, Inc.
2,300,000 4.900%,  10/15/2034 2,215,750
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 1,920,134

Income Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.3% Value
Technology  6.2% - continued
VMware, LLC
$ 1,900,000 2.200%,  8/15/2031 $ 1,584,818
Total 74,230,174
Transportation  2.0%
Air Canada
1,400,000 3.875%,  8/15/2026
c
1,364,625
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
533,334 5.500%,  4/20/2026
c
533,029
900,000 5.750%,  4/20/2029
c
897,800
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,335,914
1,800,000 4.050%,  6/15/2048 1,438,199
Canadian Pacific Railway
Company
3,080,000 4.700%,  5/1/2048 2,682,763
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,900,000 4.750%,  10/20/2028
c
2,881,753
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
1,983,722
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,077,500
Mileage Plus Holdings, LLC
1,750,000 6.500%,  6/20/2027
c
1,765,437
Norfolk Southern Corporation
4,000,000 4.450%,  3/1/2033 3,819,718
Southwest Airlines Company
1,375,000 2.625%,  2/10/2030 1,218,203
United Airlines Pass Through Trust
454,191 3.750%,  9/3/2026 445,668
United Airlines, Inc.
2,100,000 4.375%,  4/15/2026
c
2,069,633
225,000 4.625%,  4/15/2029
c
216,005
Total 23,729,969
U.S. Government & Agencies  6.6%
U.S. Treasury Bonds
26,250,000 4.250%,  8/15/2054 23,932,617
17,500,000 4.500%,  11/15/2054 16,668,750
4,500,000 4.375%,  8/15/2043 4,247,226
U.S. Treasury Notes
12,600,000 4.500%,  12/31/2031 12,641,344
1,550,000 4.000%,  2/15/2034 1,489,211
20,350,000 3.875%,  8/15/2034 19,303,883
Total 78,283,031
Utilities  7.5%
AES Corporation
1,200,000 7.600%,  1/15/2055
b
1,221,673
American Electric Power
Company, Inc.
1,925,000 7.050%,  12/15/2054
b
1,973,448
1,250,000 5.625%,  3/1/2033 1,263,707
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,250,668
Arizona Public Service Company
1,950,000 5.550%,  8/1/2033 1,954,230
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,169,330
Principal
Amount Long-Term Fixed Income  95.3% Value
Utilities  7.5% - continued
CenterPoint Energy, Inc.
$ 1,225,000 7.000%,  2/15/2055
b
$ 1,249,504
2,250,000 6.700%,  5/15/2055
b
2,237,543
1,750,000 2.950%,  3/1/2030 1,581,252
1,850,000 2.650%,  6/1/2031 1,597,057
Commonwealth Edison Company
950,000 5.650%,  6/1/2054 931,470
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,212,367
2,250,000 4.125%,  5/15/2049 1,764,705
Constellation Energy Generation,
LLC
1,900,000 5.800%,  3/1/2033 1,937,387
Consumers Energy Company
1,150,000 4.600%,  5/30/2029 1,142,620
Dominion Energy, Inc.
1,450,000 6.875%,  2/1/2055
b
1,511,538
1,000,000 4.350%,  1/15/2027
b,e
970,656
DTE Energy Company
1,850,000 5.100%,  3/1/2029 1,856,099
1,450,000 5.850%,  6/1/2034 1,482,329
Duke Energy Corporation
2,300,000 3.250%,  1/15/2082
b
2,171,816
1,500,000 3.500%,  6/15/2051 1,008,915
3,000,000 5.000%,  8/15/2052 2,598,369
1,500,000 6.450%,  9/1/2054
b
1,504,606
1,800,000 3.750%,  9/1/2046 1,322,082
Essential Utilities, Inc.
1,500,000 4.800%,  8/15/2027 1,500,104
Eversource Energy
1,600,000 5.450%,  3/1/2028 1,623,253
Exelon Corporation
1,200,000 4.100%,  3/15/2052 909,817
FirstEnergy Corporation
2,520,000 3.900%,  7/15/2027 2,461,693
2,200,000 4.850%,  7/15/2047 1,870,284
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c
2,518,826
1,850,000 5.450%,  7/15/2044
c
1,766,077
Georgia Power Company
700,000 5.250%,  3/15/2034 696,686
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 965,659
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,140,292
Nevada Power Company
675,000 6.000%,  3/15/2054 688,179
NextEra Energy Capital Holdings,
Inc.
1,950,000 6.750%,  6/15/2054
b
1,994,751
1,850,000 5.300%,  3/15/2032 1,846,473
NiSource, Inc.
950,000 5.200%,  7/1/2029 958,507
1,400,000 3.600%,  5/1/2030 1,311,110
1,080,000 4.375%,  5/15/2047 881,562
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,155,712
Pacific Gas and Electric Company
1,000,000 5.900%,  10/1/2054 930,230
1,100,000 3.300%,  12/1/2027 1,039,946

Income Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.3% Value
Utilities  7.5% - continued
$ 3,200,000 4.550%,  7/1/2030 $ 3,028,941
1,650,000 5.800%,  5/15/2034 1,637,101
PG&E Corporation
1,350,000 7.375%,  3/15/2055
b
1,311,659
PPL Electric Utilities Corporation
1,150,000 4.850%,  2/15/2034 1,122,829
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 994,868
Public Service Enterprise Group,
Inc.
1,750,000 5.200%,  4/1/2029 1,764,684
San Diego Gas & Electric
Company
1,800,000 4.150%,  5/15/2048 1,414,060
Sempra
1,800,000 3.250%,  6/15/2027 1,735,496
Southern California Edison
Company
1,600,000 5.450%,  3/1/2035 1,550,438
Southern Company
2,000,000 5.700%,  10/15/2032 2,052,021
1,300,000 4.000%,  1/15/2051
b
1,280,333
1,350,000 3.750%,  9/15/2051
b
1,310,785
Southern Company Gas Capital
Corporation
2,450,000 4.950%,  9/15/2034 2,356,128
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 955,640
1,800,000 5.000%,  1/15/2034 1,751,190
Vistra Operations Company, LLC
1,550,000 5.050%,  12/30/2026
c
1,551,369
Total 88,990,074
Total Long-Term Fixed Income
(cost $1,184,259,248) 1,135,859,658
Shares
Collateral Held for Securities
Loaned 1 .8 % Value
22,042,941 Thrivent Cash Management Trust 22,042,941
Total Collateral Held for
Securities Loaned
(cost $22,042,941) 22,042,941
Shares
Registered Investment
Companies   1 .1 % Value
U.S. Unaffiliated   1.1%
150,000 iShares 5-10 Year Investment
Grade Corporate Bond ETF 7,780,500
60,000 Vanguard Intermediate-Term
Corporate Bond ETF
d
4,848,000
Total 12,628,500
Total Registered Investment
Companies (cost $12,549,000) 12,628,500
Shares Preferred Stock 0 .4 % Value
Capital Goods  0.4%
80,000 Boeing Company, Convertible,
6.000% $ 4,799,200
Total 4,799,200
Total Preferred Stock
(cost $4,234,138) 4,799,200
Shares or
Principal
Amount Short-Term Investments 1 .1 % Value
Federal Home Loan Bank Discount
Notes
5,000,000 4.230%, 2/5/2025
h
4,997,080
5,000,000 4.230%, 2/10/2025
h
4,994,160
600,000 4.230%, 2/26/2025
h,i
598,178
1,000,000 4.230%, 3/7/2025
h
995,916
Thrivent Core Short-Term Reserve
Fund
108,729 4.630% 1,087,291
Total Short-Term Investments
(cost $12,673,896) 12,672,625
Total Investments (cost
$1,235,759,223) 99.7% $ 1,188,002,924
Other Assets and Liabilities, Net
0.3% 3,683,141
Total Net Assets 100.0% $ 1,191,686,065
a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as
of January 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $209,123,365 or
17.5% of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Defaulted security.  Interest is not being accrued.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of January 31, 2025 was $505,750 or 0.04% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
January 31, 2025.

Income Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
Credit Suisse Group AG  8/4/2020 $ 2,300,000
Credit Suisse Group AG  5/17/2021 2,600,260
Credit Suisse Group AG  7/9/2018 1,300,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of
January 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 16,518,156
Common Stock 4,799,520
Total lending $21,317,676
Gross amount payable upon return of
collateral for securities loaned $22,042,941
Net amounts due to counterparty $725,265
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Income Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 94,827 – 94,827 –
Basic Materials 21,532,891 – 21,532,891 –
Capital Goods 57,617,915 – 57,617,915 –
Collateralized Mortgage Obligations 9,485,581 – 9,485,581 –
Commercial Mortgage-Backed Securities 11,860,763 – 11,860,763 –
Communications Services 85,449,169 – 85,449,169 –
Consumer Cyclical 73,975,615 – 73,975,615 –
Consumer Non-Cyclical 102,949,226 – 102,949,226 –
Energy 70,882,448 – 70,882,448 –
Financials 423,123,624 – 423,123,624 –
Foreign Government 6,624,482 – 6,624,482 –
Mortgage-Backed Securities 7,029,869 – 7,029,869 –
Technology 74,230,174 – 74,230,174 –
Transportation 23,729,969 – 23,729,969 –
U.S. Government & Agencies 78,283,031 – 78,283,031 –
Utilities 88,990,074 – 88,990,074 –
Registered Investment Companies
U.S. Unaffiliated 12,628,500 12,628,500 – –
Preferred Stock
Capital Goods 4,799,200 4,799,200 – –
Short-Term Investments 11,585,334 – 11,585,334 –
Subtotal Investments in Securities $ 1,164,872,692 $ 17,427,700 $ 1,147,444,992 $ –
Other Investments  * Total
Affiliated Short-Term Investments 1,087,291
Collateral Held for Securities Loaned 22,042,941
Subtotal Other Investments $ 23,130,232
Total Investments at Value $ 1,188,002,924
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 308,845 308,845 – –
Total Liability Derivatives $ 308,845 $ 308,845 $ – $ –
The following table presents Income Fund's futures contracts held as of January 31, 2025. Investments and/or cash totaling $598,178 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 40 March 2025 $ 4,659,171 ( $ 102,921 )
Ultra 10-Yr. U.S. Treasury Note 135 March 2025 15,241,549 (205,924)
Total Futures Long Contracts $ 19,900,720 ( $ 308,845 )
Total Futures Contracts $ 19,900,720 ( $ 308,845 )

Income Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $ 25,282 $ 128,353 $ 152,548 $ 1,087 109 0.1%
Total Affiliated Short-Term Investments 25,282 1,087 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,431 36,223 30,611 22,043 22,043 1.8
Total Collateral Held for Securities Loaned 16,431 22,043 1.8
Total Value $ 41,713 $ 23,130
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $ – $229
Total Income/Non Cash Income from Affiliated Investments $229
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 23
Total Affiliated Income from Securities Loaned, Net $23
Total $– $– $ –

International Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 88.3% Value
Australia  6.1%
26,791 AGL Energy, Ltd. $ 190,572
14,287 Amotiv, Ltd. 95,091
148,869 AMP, Ltd. 164,025
6,522 Ampol, Ltd. 117,031
2,645 Ansell, Ltd. 57,508
288,091 APA Group 1,214,950
16,231 Arena REIT 38,854
45,309 Aristocrat Leisure, Ltd. 2,106,856
28,147 Aurizon Holdings, Ltd. 56,965
124,855 Australia and New Zealand
Banking Group, Ltd. 2,357,714
190,616 BHP Group, Ltd. 4,681,478
11,127 BlueScope Steel, Ltd. 145,300
126,232 Brambles, Ltd. 1,542,620
11,458 Breville Group, Ltd. 269,905
32,541 BWP Trust 68,293
1,238 CAR Group, Ltd. 30,850
25,211 Centuria Capital Group 27,707
35,290 Challenger, Ltd. 137,068
9,052 Charter Hall Retail REIT 18,179
2,710 Cochlear, Ltd. 533,387
58,979 Coles Group, Ltd. 710,933
17,064 Collins Foods, Ltd. 79,313
53,143 Commonwealth Bank of Australia 5,244,280
12,871 Computershare, Ltd. 279,791
18,655 CSL, Ltd. 3,220,658
62,251 Deterra Royalties, Ltd. 155,675
19,719 Dexus Industria REIT 33,262
5,571 Downer EDI, Ltd. 19,607
66,655 Evolution Mining, Ltd. 231,633
10,542 FleetPartners Group, Ltd.
a
18,322
24,063 Fortescue, Ltd. 281,811
10,468 Goodman Group 233,438
10,539 Growthpoint Properties Australia,
Ltd. 15,690
9,605 Helia Group, Ltd. 28,691
7,709 HUB24, Ltd. 381,652
227,752 Incitec Pivot, Ltd. 420,713
45,493 Independence Group NL 136,796
29,854 Inghams Group, Ltd. 59,412
274,500 Insurance Australia Group, Ltd. 1,556,763
11,739 IRESS, Ltd.
a
67,956
19,710 JB Hi-Fi, Ltd. 1,229,736
14,306 Jumbo Interactive, Ltd. 116,354
77,196 Lottery Corporation, Ltd. 239,990
4,833 Macquarie Group, Ltd. 714,959
612 Mineral Resources, Ltd. 13,056
74,232 Myer Holdings, Ltd. 41,885
89,179 National Australia Bank, Ltd. 2,197,522
19,854 Netwealth Group, Ltd. 383,791
39,322 New Hope Corporation, Ltd. 117,234
90,245 Nickel Industries, Ltd. 42,078
74,704 Northern Star Resources, Ltd. 790,648
33,419 NRW Holdings, Ltd. 70,374
1,413 Orica, Ltd. 15,317
184,546 Origin Energy, Ltd. 1,190,209
209,802 Perenti, Ltd. 181,544
240,171 Perseus Mining, Ltd. 419,079
12,344 Pinnacle Investment Management
Group, Ltd. 193,541
10,310 Premier Investments, Ltd. 151,018
8,619 Pro Medicus, Ltd. 1,475,023
56,839 QBE Insurance Group, Ltd. 733,665
53,878 Regis Resources, Ltd.
a
100,397
Shares Common Stock  88.3% Value
Australia  6.1%  - continued
79,759 Reliance Worldwide Corporation,
Ltd. $ 265,569
121,817 Resolute Mining, Ltd.
a
30,786
27,689 Rio Tinto, Ltd. 1,994,192
43,261 Stanmore Resources, Ltd. 69,747
48,779 Steadfast Group, Ltd. 175,236
23,203 Super Retail Group, Ltd. 223,540
91,710 Technology One, Ltd. 1,743,707
517,938 Telstra Corporation, Ltd. 1,264,492
103,501 Ventia Services Group, Pty. Ltd. 243,310
57,367 Viva Energy Group, Ltd.
b
91,404
67,630 Waypoint REIT, Ltd. 101,364
14,811 Wesfarmers, Ltd. 697,665
135,568 Westpac Banking Corporation 2,812,884
9,469 Whitehaven Coal, Ltd. 35,582
1,452 Wisetech Global, Ltd. 109,921
11,042 Woodside Energy Group, Ltd. 168,289
9,887 Worley, Ltd. 87,852
15,267 Zip Company, Ltd.
a
22,667
Total 47,586,376
Austria  <0.1%
11,712 ams OSRAM AG
a
86,927
Total 86,927
Belgium  0.1%
4,055 Bekaert SA 141,559
6,580 Groupe Bruxelles Lambert SA 456,783
973 Melexis NV 58,643
132 Titan Cement International SA 6,245
Total 663,230
Bermuda  0.3%
134,000 Cafe de Coral Holdings, Ltd. 130,446
58,500 Hongkong Land Holdings, Ltd. 254,558
37,000 Jardine Matheson Holdings, Ltd. 1,490,381
10,047 Odfjell Drilling, Ltd. 55,044
258,000 Yue Yuen Industrial Holdings, Ltd. 549,841
Total 2,480,270
Brazil  0.4%
5,374 Banco Bradesco SA ADR 11,339
82,200 Banco do Brasil SA 389,617
85,664 Companhia Energetica de Minas
Gerais ADR 160,192
931 Companhia Paranaense de Energia
- COPEL ADR 5,474
63,600 Cury Construtora e Incorporadora
SA 235,396
16,100 Direcional Engenharia SA 79,342
2,431 Embraer SA ADR
a
99,598
81,562 Gerdau SA ADR 237,345
76,752 Itau Unibanco Holding SA ADR 445,162
25,800 JBS SA 157,783
69,500 Klabin SA 269,126
44,600 Magazine Luiza SA
a
56,933
7,420 Petroleo Brasileiro SA ADR 105,438
38,000 Telefonica Brasil SA 336,821
50,457 Vale SA ADR 468,746
1,000 WEG SA 9,481
Total 3,067,793
Cayman Islands  1.5%
141,000 3SBio, Inc.
b
108,755
36,000 AAC Technologies Holdings, Inc. 187,575

International Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.3% Value
Cayman Islands  1.5%  - continued
141,288 Alibaba Group Holding, Ltd. $ 1,733,107
7,700 ASMPT, Ltd. 71,104
186,000 China Feihe, Ltd.
b
128,027
161,000 China Mengniu Dairy Company,
Ltd. 322,740
108,000 China Resources Land, Ltd. 328,752
92,000 Consun Pharmaceutical Group,
Ltd. 93,065
51,000 Country Garden Services Holdings
Company, Ltd. 33,253
191,000 Geely Automobile Holdings, Ltd. 353,617
255,000 Greentown China Holdings, Ltd. 282,686
34,449 JD.com, Inc. 700,721
6,199 JOYY, Inc. ADR
a
268,727
108,500 Kingboard Holdings, Ltd. 276,483
38,000 Li Ning Company, Ltd. 78,581
185,500 Longfor Group Holdings, Ltd.
b
235,787
33,029 Meituan
a,b
628,626
13,000 NetDragon Websoft Holdings, Ltd. 16,939
17,536 NU Holdings, Ltd./Cayman Islands
a
232,177
3,742 PDD Holdings, Inc. ADR
a
418,767
62,000 Seazen Group, Ltd.
a
13,778
673,000 Shui On Land, Ltd. 56,277
35,500 Stella International Holdings, Ltd. 80,277
75,490 Tencent Holdings, Ltd. 3,971,923
70,000 VSTECS Holdings, Ltd. 42,403
176,500 WH Group, Ltd.
b
137,687
147,600 Xiaomi Corporation
a,b
739,780
201,000 Zhongsheng Group Holdings, Ltd. 317,879
Total 11,859,493
Chile  0.1%
3,261 Banco de Chile ADR 80,677
2,480 Banco de Credito e Inversiones SA 75,772
32,305 Cencosud SA 82,335
508,569 Colbun SA 68,438
6,705,820 Latam Airlines Group SA 101,495
14,581 S.A.C.I. Falabella 55,221
Total 463,938
China  1.1%
106,000 Aluminum Corporation of China,
Ltd., Class H 68,228
392,000 BAIC Motor Corporation, Ltd.
b
110,510
172,600 BOE Technology Group Company,
Ltd. 106,219
2,900 BYD Company, Ltd., Class A 110,092
63,000 China Construction Bank
Corporation, Class H 51,264
68,000 China Life Insurance Company,
Ltd. 126,235
149,300 China Southern Airlines Company,
Ltd.
a
127,248
3,260,000 China Tower Corporation, Ltd.
b
469,579
1,315,900 China United Network
Communications, Ltd. 887,740
18,500 CITIC Securities Company, Ltd.,
Class H 50,404
499,000 CRRC Corporation, Ltd. 315,938
99,600 Haier Smart Home Company, Ltd.,
Class H 329,433
37,000 Huatai Securities Company, Ltd.
b
63,717
26,700 Huatai Securities Company, Ltd.,
Class A 62,725
249,700 Huaxia Bank Company, Ltd. 261,683
Shares Common Stock  88.3% Value
China  1.1%  - continued
27,900 Industrial and Commercial Bank of
China, Ltd., Class A $ 26,228
81,400 Inner Mongolia Yili Industrial Group
Company, Ltd. 313,624
77,000 Jiangxi Copper Company, Ltd.,
Class H 122,211
118,000 Lenovo Group, Ltd. 142,314
90,400 Midea Group Company, Ltd. 922,380
41,900 New China Life Insurance
Company, Ltd. 131,131
314,000 People's Insurance Company
(Group) of China, Ltd., Class H 160,699
133,100 Ping An Insurance (Group)
Company of China, Ltd., Class A 937,132
166,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 934,693
282,800 SAIC Motor Corporation, Ltd. 669,484
86,000 Shanghai Pharmaceuticals Holding
Company, Ltd., Class H 136,637
135,200 Shenwan Hongyuan Group
Company, Ltd. 93,614
215,600 Sinopharm Group Company, Ltd. 570,206
87,000 Tong Ren Tang Technologies
Company, Ltd. 54,617
36,600 Universal Scientific Industrial
Shanghai Company, Ltd. 78,946
21,000 Xinhua Winshare Publishing and
Media Company, Ltd. 29,210
34,600 ZTE Corporation 120,962
Total 8,585,103
Colombia  0.1%
1,198 Bancolombia SA 12,450
11,056 Bancolombia SA ADR 437,265
Total 449,715
Cyprus  <0.1%
9,845 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic  <0.1%
39 Philip Morris CR 27,564
Total 27,564
Denmark  1.9%
90 A.P. Moller - Maersk AS, Class A 130,243
440 A.P. Moller - Maersk AS, Class B 649,827
10,115 ALK-Abello AS
a
227,769
445 Bavarian Nordic AS
a
12,221
1,639 ChemoMetec AS 126,951
2,098 DFDS AS 31,182
6,043 H Lundbeck AS, Class A 30,201
45,361 H Lundbeck AS, Class B 277,969
3,971 NKT AS
a
265,461
108,294 Novo Nordisk AS 9,142,685
15,475 Pandora AS 2,960,652
3,209 Per Aarsleff Holding AS 206,772
216 Ringkjoebing Landbobank AS 35,231
781 Royal Unibrew AS 53,988
9,863 Scandinavian Tobacco Group AS
b
141,775
6,549 Sydbank AS 347,967
Total 14,640,894

International Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.3% Value
Egypt  <0.1%
8,510 Commercial International Bank
Egypt SAE GDR $ 12,510
Total 12,510
Finland  0.5%
158,756 Fortum Oyj 2,306,641
3,535 Huhtamaki Oyj 130,520
4,179 Kalmar Oyj
a
140,493
8,424 Kemira Oyj 185,967
19,767 Kojamo Oyj
a
205,364
891 Konecranes Oyj 53,602
73,127 Nordea Bank Abp 869,775
1,147 Puuilo Oyj 12,173
Total 3,904,535
France  7.0%
28,580 Air Liquide SA 4,992,397
6,109 Alstom SA
a
120,915
86,334 BNP Paribas SA 5,897,439
42,292 Compagnie de Saint-Gobain SA 3,965,859
77,405 Compagnie Generale des
Etablissements Michelin SCA 2,691,911
470,959 Credit Agricole SA 7,089,989
42,615 Danone SA 2,984,961
381,290 Engie SA 6,294,281
16,700 FORVIA SE 175,272
15,085 Groupe Eurotunnel SA 241,319
1,063 Hermes International SCA 2,989,852
3,698 ICADE 86,951
10,966 Ipsos SA 518,898
1,928 La Francaise des Jeux SACA
b
73,260
56,193 Legrand SA 5,729,025
4,106 LVMH Moet Hennessy Louis Vuitton
SE 3,003,142
28,772 Schneider Electric SE 7,297,280
1,119 Sopra Steria Group 208,035
5,462 Technip Energies NV 154,739
13,800 Valeo SE 153,826
2,701 Wendel SA 266,922
Total 54,936,273
Germany  6.1%
27,575 Adidas AG 7,270,407
33,068 Allianz SE 10,782,340
1,803 Dermapharm Holding SE 74,155
71,862 Deutsche Bank AG 1,406,541
40,188 Deutsche Boerse AG 9,927,942
56,342 Deutsche Telekom AG 1,890,212
868 Eckert & Ziegler SE 49,026
1,259 Freenet AG 38,843
16,046 Fresenius Medical Care AG 797,080
627 Gerresheimer AG 43,915
17,581 Heidelberg Materials AG 2,473,925
555 Hornbach Holding AG & Company
KGaA 42,565
1,452 Jenoptik AG 32,564
2,012 Jungheinrich AG 52,000
1,670 LEG Immobilien SE 137,621
7,546 SAF-Holland SE 129,415
30,418 SAP SE 8,382,403
3,084 Scout24 SE
b
299,894
4,331 Siemens AG 928,461
32,873 Siemens Energy AG
a
1,955,851
869 Siltronic AG 39,736
1,313 Stabilus SE 43,377
Shares Common Stock  88.3% Value
Germany  6.1%  - continued
1,076 SUSS MicroTec SE $ 48,051
19,171 TAG Immobilien AG
a
284,909
11,606 TUI AG
a
98,179
20,486 Vonovia SE 626,731
Total 47,856,143
Greece  <0.1%
63,635 Eurobank Ergasias Services and
Holdings SA 159,261
1,297 Hellenic Telecommunications
Organization SA 19,612
9,945 HELLENiQ ENERGY Holdings SA 77,272
2,429 OPAP SA 41,668
Total 297,813
Hong Kong  1.1%
67,000 China Overseas Grand Oceans
Group, Ltd. 15,018
44,000 China Overseas Land &
Investment, Ltd. 70,128
53,500 China Resources Pharmaceutical
Group, Ltd.
b
35,996
579,500 CK Hutchison Holdings, Ltd. 2,918,185
320,000 Henderson Land Development
Company, Ltd. 887,512
99,000 HKT Trust and HKT, Ltd. 121,719
176,000 Link REIT 727,191
153,500 Sun Hung Kai Properties, Ltd. 1,372,190
114,500 Techtronic Industries Company,
Ltd. 1,539,922
180,000 United Laboratories International
Holdings, Ltd. 267,584
20,900 VTech Holdings, Ltd. 137,799
278,000 Yuexiu Property Company, Ltd. 174,119
Total 8,267,363
Hungary  0.1%
29,285 MOL Hungarian Oil & Gas plc 213,941
5,666 OTP Bank Nyrt 350,552
8,475 Richter Gedeon Nyrt 219,490
Total 783,983
India  1.8%
10,361 Adani Power, Ltd.
a
61,073
5,774 Bajaj Auto, Ltd. 588,230
164,934 Bharat Petroleum Corporation, Ltd. 494,871
47,865 Bharti Airtel, Ltd. 895,291
203 Bosch, Ltd. 67,229
42,218 Chambal Fertilisers and Chemicals,
Ltd. 244,594
45,895 Cipla, Ltd. 782,066
551 CRISIL, Ltd. 34,563
3,930 Cummins India, Ltd. 131,719
2,071 Dixon Technologies India, Ltd. 356,460
1,231 GE Vernova T&D India, Ltd. 25,245
11,597 HCL Technologies, Ltd. 230,145
16,549 HDFC Asset Management
Company, Ltd.
b
737,234
22,264 HDFC Bank, Ltd. 435,782
17,191 Hero MotoCorp, Ltd. 858,303
77,919 Hindalco Industries, Ltd. 532,195
4,309 Hindustan Aeronautics, Ltd. 194,893
45,262 Hindustan Petroleum Corporation,
Ltd. 186,614
35,086 ICICI Bank, Ltd. ADR 1,005,916

International Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.3% Value
India  1.8%  - continued
13,611 Infosys, Ltd. ADR $ 298,761
22,820 Jindal Saw, Ltd. 65,686
16,297 LT Foods, Ltd. 73,111
5,918 Lupin, Ltd. 141,765
6,618 Mahindra & Mahindra, Ltd. 227,449
776 Maruti Suzuki India, Ltd. 109,939
84 MRF, Ltd. 109,951
2,545 Nippon Life India Asset
Management, Ltd.
b
17,089
13,698 Oberoi Realty, Ltd. 285,423
84,116 Oil & Natural Gas Corporation, Ltd. 253,627
431 Page Industries, Ltd. 222,227
4,209 Persistent Systems, Ltd. 291,713
4,028 Pidilite Industries, Ltd. 133,383
51,792 Power Finance Corporation, Ltd. 251,110
15,672 Reliance Industries, Ltd. 228,072
3,574 State Bank of India 31,770
23,131 Tata Consultancy Services, Ltd. 1,094,525
50,299 Tech Mahindra, Ltd. 967,093
12,008 Trent, Ltd. 793,712
1,482 UltraTech Cement, Ltd. 195,981
6,523 United Spirits, Ltd. 106,981
16,627 Zydus Lifesciences, Ltd. 185,692
Total 13,947,483
Indonesia  0.1%
1,894,600 Bank Central Asia Tbk PT 1,094,472
Total 1,094,472
Ireland  0.1%
193,382 AIB Group plc 1,137,123
Total 1,137,123
Israel  1.1%
10,536 Bank Hapoalim BM 135,163
83,928 Bank Leumi Le-Israel BM 1,050,353
1,786 Camtek, Ltd./Israel 157,546
15,653 Check Point Software Technologies,
Ltd.
a
3,412,667
507 Delek Group, Ltd. 74,052
373 First International Bank of Israel,
Ltd. 19,805
7,566 G City, Ltd. 28,347
681 Hilan, Ltd. 42,711
667 Israel Corporation, Ltd. 195,632
62 Isras Holdings, Ltd.
a
7,098
3,979 Ituran Location and Control, Ltd. 132,859
3,222 Magic Software Enterprises, Ltd. 42,155
5,439 Nova, Ltd.
a
1,306,633
4,494 One Software Technologies, Ltd. 81,667
26,785 Plus500, Ltd. 939,859
39,105 Teva Pharmaceutical Industries,
Ltd. ADR
a
693,332
7,474 Tower Semiconductor, Ltd.
a
350,392
Total 8,670,271
Italy  2.3%
111,716 A2A SPA 263,832
13,482 ACEA SPA 257,944
12,051 Arnoldo Mondadori Editore SPA 27,504
7,884 Azimut Holding SPA 206,135
1,277 Banca Generali SPA 63,943
7,614 Banca IFIS SPA 167,068
884,302 Banca Monte dei Paschi di Siena
SPA 5,665,908
Shares Common Stock  88.3% Value
Italy  2.3%  - continued
18,444 Banca Popolare di Sondrio SPA $ 170,307
2,053 Brunello Cucinelli SPA 263,942
28,005 Buzzi SPA 1,147,206
32,236 Iren SPA 69,764
497,219 Italgas SPA 2,970,392
73,938 OVS SPA
b
264,483
214,755 Pirelli & C. SPA
b
1,292,303
85,604 Recordati SPA 5,201,645
357 Reply SPA 58,846
Total 18,091,222
Japan  18.7%
39,100 Advantest Corporation 2,161,729
4,700 Ain Holdings, Inc. 141,817
1,300 Alfresa Holdings Corporation 17,796
70,600 Amada Company, Ltd. 728,980
4,400 Anycolor, Inc. 89,967
16,000 Arcs Company, Ltd. 278,028
5,700 Artience Company, Ltd. 113,395
25,000 Asahi Kasei Corporation 169,791
2,100 Autobacs Seven Company, Ltd. 20,134
3,400 BayCurrent, Inc. 144,983
2,200 BIPROGY, Inc. 67,977
2,700 BML, Inc. 49,494
4,900 Canon Electronics, Inc. 80,230
6,300 Central Glass Company, Ltd. 133,283
4,400 Chudenko Corporation 91,601
13,300 COMSYS Holdings Corporation 276,363
3,500 Concordia Financial Group, Ltd. 20,322
4,100 Cover Corporation
a
73,361
121,800 Dai Nippon Printing Company, Ltd. 1,800,130
14,400 Dai-ichi Mutual Life Insurance
Company, Ltd. 393,195
16,900 Daiichi Sankyo Company, Ltd. 471,179
900 Daikin Industries, Ltd. 105,715
99 Daiwa House REIT Investment
Corporation 155,771
310,000 Daiwa Securities Group, Inc. 2,244,139
5,000 DISCO Corporation 1,447,116
21,500 Doutor Nichires Holdings
Company, Ltd. 326,940
7,700 DTS Corporation 210,013
1,200 Ebara Corporation 19,767
506,500 Eneos Holdings, Inc. 2,546,337
3,200 F.C.C. Company, Ltd. 63,883
3,000 Fast Retailing Company, Ltd. 988,072
7,000 Ferrotec Holdings Corporation 115,970
5,500 Financial Partners Group Company,
Ltd. 89,978
3,900 FP Partner, Inc. 55,138
45,100 Fuji Media Holdings, Inc. 636,129
18,600 FUJIFILM Holdings NPV 409,778
39,800 Fujitsu, Ltd. 769,723
1,500 Fuyo General Lease Company, Ltd. 111,796
7,700 Glory, Ltd. 130,889
18,400 GREE Holdings, Inc. 54,938
6,500 Gunze, Ltd. 220,730
2,700 Hanwa Company, Ltd. 83,407
17,200 Haseko Corporation 225,767
38,300 Heiwa Corporation 575,610
119,600 Hitachi, Ltd. 3,006,797
359,000 Honda Motor Company, Ltd. 3,397,990
14 Hoshino Resorts REIT, Inc. 18,677
25,000 Hoya Corporation 3,357,149
10,100 Hyakugo Bank, Ltd. 44,275

International Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.3% Value
Japan  18.7%  - continued
800 IHI Corporation $ 47,863
4,300 Iida Group Holdings Company, Ltd. 65,132
49,700 Inaba Denki Sangyo Company, Ltd. 1,183,754
21,900 INFRONEER Holdings, Inc. 165,092
700 Internet Initiative Japan, Inc. 13,073
24,400 ITOCHU Corporation 1,123,475
1,400 Jaccs Company, Ltd. 34,419
314,600 Japan Post Holdings Company,
Ltd. 3,285,685
31,800 Japan Post Insurance Company,
Ltd. 619,707
142,900 Japan Tobacco, Inc. 3,640,496
4,300 Juroku Financial Group, Inc. 129,114
4,100 Kakaku.com, Inc. 64,208
1,100 Kaken Pharmaceutical Company,
Ltd. 29,876
13,400 Kamigumi Company, Ltd. 291,940
11,000 Kanematsu Corporation 184,049
400 Kasumigaseki Capital Company,
Ltd. 38,260
700 Kawasaki Heavy Industries, Ltd. 31,617
2,400 Kawasaki Kisen Kaisha, Ltd. 30,371
54,700 KDDI Corporation 1,822,385
106 KDX Realty Investment Corporation 105,840
15,300 Keiyo Bank, Ltd. 80,268
6,100 Keyence Corporation 2,627,324
2,500 Kokusai Electric Corporation 38,606
12,300 Kokuyo Company, Ltd. 213,788
46,100 Komatsu, Ltd. 1,390,527
7,000 KOMEDA Holdings Company, Ltd. 124,530
9,900 Kumagai Gumi Company, Ltd. 244,963
293,300 Kyocera Corporation 3,044,393
49,500 Kyoei Steel, Ltd. 605,413
5,400 Lasertec Corporation 561,619
16,500 Lintec Corporation 308,542
2,300 M&A Research Institute Holdings,
Inc.
a
22,913
1,000 Maruha Nichiro Corporation 19,281
1,600 Maruichi Steel Tube, Ltd. 34,789
15,500 Matsui Securities Company, Ltd. 81,541
2,700 Mazda Motor Corporation 18,461
1,100 McDonald's Holdings Company
(Japan), Ltd. 41,479
16,900 Medipal Holdings Corporation 254,086
29,100 MEITEC Group Holdings, Inc. 565,045
21,100 MIRAIT ONE Corporation 313,353
38,900 Mitsubishi Chemical Group
Corporation 198,688
233,300 Mitsubishi Corporation 3,720,955
29,100 Mitsubishi Estate Company, Ltd. 422,852
3,000 Mitsubishi Gas Chemical Company,
Inc. 52,428
342,600 Mitsubishi HC Capital, Inc. 2,278,319
68,200 Mitsubishi Heavy Industries, Ltd. 998,124
36,000 Mitsubishi Logistics Corporation 257,183
7,000 Mitsubishi Research Institute, Inc. 217,791
6,900 Mitsubishi Shokuhin Company, Ltd. 221,183
289,900 Mitsubishi UFJ Financial Group,
Inc. 3,666,190
46,400 Mitsui & Company, Ltd. 918,348
1,900 Mitsui DM Sugar Holdings
Company, Ltd. 42,083
152,000 Mizuho Financial Group, Inc. 4,185,445
3,700 Mizuho Leasing Company, Ltd. 24,216
4,300 MS and AD Insurance Group
Holdings, Inc. 89,156
Shares Common Stock  88.3% Value
Japan  18.7%  - continued
136,900 Murata Manufacturing Company,
Ltd. $ 2,150,809
2,400 Nagase & Company, Ltd. 45,079
2,200 Nanto Bank, Ltd. 49,946
32,100 NEC Corporation 3,183,641
7,900 Nikkon Holdings Company, Ltd. 114,964
16,500 Nintendo Company, Ltd. 1,082,478
9,400 Nippon Electric Glass Company,
Ltd. 201,922
6,700 Nippon Express Holdings, Inc. 108,594
4,053,200 Nippon Telegraph and Telephone
Corporation 3,990,176
12,900 Nippon Television Holdings, Inc. 238,136
4,200 Nishimatsu Construction Company,
Ltd. 136,457
12,400 Nissan Motor Company, Ltd. 33,932
4,300 Nisshin Oillio Group, Ltd. 137,972
900 Nitta Corporation 20,907
16,500 Nitto Denko Corporation 292,697
23,600 Nitto Kogyo Corporation 441,595
392,700 Nomura Holdings, Inc. 2,553,095
6,600 Nomura Real Estate Holdings, Inc. 175,419
18,800 NS Solutions Corporation 478,211
15,500 NSD Company, Ltd. 327,266
95,000 NTT Data Group Corporation 1,843,628
1,700 OBIC Business Consultants
Company, Ltd. 85,220
1,300 Ogaki Kyoritsu Bank, Ltd. 17,954
13,700 Ohsho Food Service Corporation 255,072
6,200 Okamura Corporation 79,261
900 Okinawa Cellular Telephone
Company 24,712
7,700 Okumura Corporation 193,700
57,400 Ono Pharmaceutical Company, Ltd. 597,154
15,200 ORIX Corporation 321,067
6,800 Otsuka Corporation 153,304
5,900 Otsuka Holdings Company, Ltd. 308,081
5,200 PeptiDream, Inc.
a
71,369
700 Pigeon Corporation 6,633
5,700 Plus Alpha Consulting Company,
Ltd. 65,768
5,000 Raito Kogyo Company, Ltd. 70,582
1,400 RAIZNEXT Corporation 13,983
7,300 Rakus Company, Ltd. 90,671
45,716 Recruit Holdings Company, Ltd. 3,190,620
12,400 Renesas Electronics Corporation
a
166,092
3,900 Resona Holdings, Inc. 28,948
800 Restar Corporation 12,891
69,800 Rohm Company, Ltd. 664,755
900 Rohto Pharmaceutical Company,
Ltd. 15,257
7,000 Rorze Corporation 76,312
1,100 Sanki Engineering Company, Ltd. 22,147
30,400 Sankyo Company, Ltd. 407,631
8,700 Sankyu, Inc. 310,731
5,100 Sanrio Company, Ltd. 190,308
8,600 Sanyo Chemical Industries, Ltd. 216,896
4,200 Sato Holdings Corporation 59,568
2,700 SBI Sumishin Net Bank, Ltd. 82,278
600 SCREEN Holdings Company, Ltd. 41,809
72,300 SCSK Corporation 1,600,800
61,000 Secom Company, Ltd. 2,052,721
4,600 Sega Sammy Holdings, Inc. 89,033
8,900 Sekisui Chemical Company, Ltd. 147,496
121,700 Sekisui House, Ltd. 2,797,028
19,500 SHIFT, Inc.
a
160,833

International Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.3% Value
Japan  18.7%  - continued
41,000 Shin-Etsu Chemical Company, Ltd. $ 1,271,091
5,200 ShinMaywa Industries, Ltd. 45,284
8,000 Ship Healthcare Holdings, Inc. 109,185
19,600 Shizuoka Financial Group, Inc. 174,880
27,900 SKY Perfect JSAT Holdings, Inc. 167,159
4,500 Socionext, Inc. 69,738
22,500 SoftBank Group Corporation 1,375,463
12,800 Sohgo Security Services Company,
Ltd. 85,985
75,600 Sojitz Corporation 1,553,926
277,900 Sony Group Corporation 6,133,070
565 Star Asia Investment Corporation 188,198
3,900 Starts Corporation, Inc. 96,880
3,500 Sumco Corporation 25,841
126,500 Sumitomo Corporation 2,742,552
5,700 Sumitomo Dainippon Pharma
Company, Ltd.
a
22,323
185,100 Sumitomo Mitsui Financial Group,
Inc. 4,561,439
6,200 Sumitomo Mitsui Trust Group, Inc. 155,901
8,500 Suzuken Company, Ltd./Aichi
Japan 265,314
76,500 Systena Corporation 174,903
19,000 Taiyo Holdings Company, Ltd. 511,055
7,100 Taiyo Yuden Company, Ltd. 99,266
9,700 Takamatsu Construction Group
Company, Ltd. 171,300
900 Takasago Thermal Engineering
Company, Ltd. 35,053
2,800 Takashimaya Company, Ltd. 23,772
169,000 Takeda Pharmaceutical Company,
Ltd. 4,546,104
7,500 TBS Holdings, Inc. 204,050
58,900 Terumo Corporation 1,105,783
1,500 THK Company, Ltd. 36,999
43,200 Toagosei Company, Ltd. 400,561
5,200 Toho Holdings Company, Ltd. 143,758
20,100 Tohoku Electric Power Company,
Inc. 146,903
3,000 Tokai Corporation/Gifu 42,514
48,300 Tokai Tokyo Financial Holdings, Inc. 157,652
46,400 Tokio Marine Holdings, Inc. 1,530,428
22,400 Tokyo Electron, Ltd. 3,778,522
2,100 Tokyo Seimitsu Company, Ltd. 99,425
22,000 Tokyu Construction Company, Ltd. 104,508
8,400 Tokyu Fudosan Holdings
Corporation 53,934
1,600 TOMY Company, Ltd. 49,306
73,500 TOPPAN Holdings, Inc. 2,062,923
19,100 Tosoh Corporation 254,122
6,100 Totetsu Kogyo Company, Ltd. 126,141
1,300 Toyo Suisan Kaisha, Ltd. 84,001
292,100 Toyota Motor Corporation 5,540,997
3,700 TRE Holdings Corporation 37,213
1,800 Trial Holdings, Inc. 31,430
61,800 Tsubakimoto Chain Company 759,333
75,900 TV Asahi Holdings Corporation 1,199,913
13,600 UBE Corporation 200,019
1,400 U-Next Holdings Company, Ltd. 16,774
15,800 USS Company, Ltd. 141,667
3,100 UT Group Company, Ltd. 43,723
4,200 Valor Holdings Company, Ltd. 59,034
165,400 Yamada Holdings Company, Ltd. 485,648
5,500 Yokogawa Bridge Holdings
Corporation 95,530
11,200 Yuasa Trading Company, Ltd. 318,167
Shares Common Stock  88.3% Value
Japan  18.7%  - continued
1,100 Zeria Pharmaceutical Company,
Ltd. $ 15,821
Total 145,754,577
Jersey  0.2%
14,436 Experian plc 711,110
313,717 Man Group plc 829,084
95,087 TP ICAP Group plc 321,272
Total 1,861,466
Kuwait  <0.1%
13,078 HumanSoft Holding Company
KSCC 108,810
29,093 Kuwait Finance House KSCP 74,055
26,870 National Bank of Kuwait KSC 83,895
Total 266,760
Luxembourg  0.1%
108,690 Aroundtown SA
a
322,518
21,579 Grand City Properties SA
a
249,172
901 Spotify Technology SA
a
494,244
Total 1,065,934
Malaysia  <0.1%
35,600 Hong Leong Bank Bhd 161,018
19,800 RHB Bank Bhd 28,548
76,900 Sime Darby Property Bhd 24,338
53,107 Sports Toto Bhd 18,586
12,800 Ta Ann Holdings Bhd 11,544
Total 244,034
Mexico  0.1%
3,875 Coca-Cola FEMSA SAB de CV ADR 304,149
8,430 Grupo Financiero Banorte SAB de
CV ADR 58,516
27,400 Grupo Mexico SAB de CV 133,747
8,778 Grupo Televisa SAB ADR 16,854
34,700 Megacable Holdings SAB de CV 67,819
Total 581,085
Netherlands  5.1%
5,418 Aalberts NV 191,238
3,889 ASM International NV 2,256,331
15,173 ASML Holding NV 11,224,402
15,238 Cementir Holding NV 185,096
1,619 Euronext NV
b
188,042
20,066 Ferrari NV 8,608,993
257,766 Koninklijke Ahold Delhaize NV 9,134,588
26,650 Koninklijke Vopak NV 1,223,256
275,163 MFE-MediaForEurope NV 894,855
21,640 SBM Offshore NV 404,281
109,866 Stellantis NV 1,466,916
20,013 Wolters Kluwer NV 3,635,596
Total 39,413,594
New Zealand  0.1%
59,251 Contact Energy, Ltd. 310,813
2,772 EBOS Group, Ltd. 62,553
24,541 Meridian Energy, Ltd. 81,684
3,687 Neuren Pharmaceuticals, Ltd.
a
32,704
Total 487,754
Norway  0.6%
50,058 Aker Solutions ASA 142,133

International Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.3% Value
Norway  0.6%  - continued
178,492 DNB Bank ASA $ 3,791,292
50,106 DNO International ASA 57,787
26,669 Europris ASA
b
194,561
2,123 Kongsberg Gruppen ASA 252,007
Total 4,437,780
Philippines  <0.1%
33,130 Bank of the Philippine Islands 65,950
Total 65,950
Poland  0.2%
10,394 Asseco Poland SA 301,644
2,009 Bank Polska Kasa Opieki SA 78,809
1,850 KGHM Polska Miedz SA 56,725
8,323 Orlen SA 109,745
25,880 Powszechna Kasa Oszczednosci
Bank Polski SA 424,606
18,084 Powszechny Zaklad Ubezpieczen
SA 221,739
Total 1,193,268
Portugal  0.1%
48,032 CTT-Correios de Portugal SA 292,982
56,496 REN - Redes Energeticas
Nacionais SGPS SA 139,196
53,056 Sonae SGPS SA 49,591
Total 481,769
Qatar  <0.1%
15,318 Commercial Bank PSQC 19,342
39,231 Doha Bank QPSC 22,293
9,983 Gulf Warehousing Company 8,650
9,221 Qatar Islamic Bank QPSC 52,163
36,258 Qatar National Bank QPSC 166,256
Total 268,704
Russian Federation  <0.1%
89,225 Gazprom PJSC ADR
a,c
9
7,840 GMK Norilskiy Nickel PAO ADR
a,c
1
3,228 LUKOIL PJSC
c,d
0
3,189 Mechel PJSC ADR
a,c
0
234 Novatek PJSC GDR
a,c
0
361 Polyus PJSC
a,c
0
1 Polyus PJSC GDR
a,c
0
174,130 Sberbank of Russia PJSC
c,d
0
9,280 Sovcomflot OAO
c,d
0
35,587 Surgutneftegas PJSC ADR
a,c
4
Total 14
Saudi Arabia  0.3%
27,404 Al Rajhi Bank 722,757
75,767 Arab National Bank 431,923
1,818 Eastern Province Cement Company 17,304
316 Elm Company 98,152
4,445 Riyadh Cement Company 40,353
37,478 Saudi Arabian Oil Company
b
277,331
794 Saudi Basic Industries Corporation 14,184
12,095 Saudi National Bank 110,169
50,645 Saudi Telecom Company 586,887
2,151 Theeb Rent A Car Company 45,306
3,016 Yanbu National Petrochemical
Company 30,151
Total 2,374,517
Shares Common Stock  88.3% Value
Singapore  1.5%
48,000 City Developments, Ltd. $ 177,947
674,700 ComfortDelGro Corporation, Ltd. 699,276
167,560 DBS Group Holdings, Ltd. 5,484,562
5,480 Kenon Holdings, Ltd. 167,737
154,300 Singapore Airport Terminal
Services, Ltd. 384,029
261,400 Singapore Exchange, Ltd. 2,351,939
10,600 Venture Corporation, Ltd. 98,372
888,700 Yangzijiang Shipbuilding Holdings,
Ltd. 1,990,225
122,100 Yanlord Land Group, Ltd.
a
51,038
Total 11,405,125
South Africa  0.2%
26,145 Absa Group, Ltd. 259,820
29,706 AECI, Ltd. 132,005
87 Capitec Bank Holdings, Ltd. 13,852
4,336 Coronation Fund Managers, Ltd. 8,504
31,456 DataTec, Ltd. 83,310
35,632 FirstRand, Ltd. 144,969
724 Gold Fields, Ltd. ADR 12,257
21,847 Harmony Gold Mining Company,
Ltd. ADR 246,216
12,559 Mr Price Group, Ltd. 167,422
1,124 Naspers, Ltd. 236,973
10,061 Nedbank Group, Ltd. 148,024
28,006 Pepkor Holdings, Ltd.
b
38,599
29,434 Standard Bank Group 343,314
4,086 Vodacom Group 23,898
Total 1,859,163
South Korea  0.6%
1,114 Caregen Company, Ltd. 22,931
731 CJ Corporation 47,709
3,063 Green Cross Holdings Corporation 30,684
8,955 GS Holdings Corporation
a
236,257
2,618 HD Hyundai Company, Ltd. 148,922
380 Hyundai Motor Company 53,485
3,964 Kangwon Land, Inc.
a
45,596
2,552 KEPCO Plant Service &
Engineering Company, Ltd.
a
81,260
7,660 KT&G Corporation 580,885
6,314 LG Uplus Corporation 43,507
170 PharmaResearch Company, Ltd. 28,115
705 Samsung Biologics Company,
Ltd.
a,b
521,416
2,952 Samsung C&T Corporation 241,994
38,463 Samsung Electronics Company,
Ltd. 1,373,657
5,215 SD Biosensor, Inc.
a
40,124
2,222 SK Hynix, Inc. 299,147
6,991 SK Telecom Company, Ltd. 266,212
930 SK, Inc. 94,142
5,306 Yuhan Corporation
a
470,193
Total 4,626,236
Spain  1.8%
271 Acciona SA 30,533
35,793 Acerinox SA 359,175
5,247 Aena SME SA
b
1,129,993
524,176 Banco Bilbao Vizcaya Argentaria
SA 5,967,710
614,894 Banco Santander SA 3,151,022
24,080 EDP Renovaveis SA 225,291
22,086 Industria de Diseno Textil SA 1,198,839

International Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.3% Value
Spain  1.8%  - continued
7,971 Laboratorios Farmaceuticos ROVI
SA $ 538,296
4,443 Let's GOWEX SA
a,c,e
1
50,422 Logista Integral SA 1,523,497
5,474 Melia Hotels International SA 40,767
44,480 Unicaja Banco SA
b
63,291
1,138 Vidrala SA 116,526
Total 14,344,941
Sweden  4.0%
25,135 AAK AB 730,540
41,419 AB Industrivarden, Class A 1,470,612
40,487 AcadeMedia AB
b
249,762
9,158 Alfa Laval AB 408,233
4,123 Alleima AB 34,184
37,826 Arjo AB 135,777
199,715 Assa Abloy AB 6,118,533
322,220 Atlas Copco AB, Class A 5,382,934
21,741 Atlas Copco AB, Class B 323,215
21,547 Attendo AB
b
99,692
21,429 Betsson AB 292,876
9,514 Billerud AB 97,819
9,782 Biotage AB 125,277
740 Boliden AB 22,226
4,062 Catena AB 176,946
7,041 Cibus Nordic Real Estate AB publ 114,173
17,295 Cloetta AB 44,143
18,414 Dios Fastigheter AB
a
127,379
5,362 Fabege AB 40,106
134,164 Granges AB 1,627,339
89,822 Hexpol AB 840,413
274,055 Investor AB, Class B 7,804,049
8,279 Inwido AB 152,322
2,231 Mycronic AB 90,450
11,194 NCC AB 180,543
2,882 Nolato AB 14,997
10,598 Nyfosa AB
a
108,736
8,275 Peab AB 59,354
3,342 Platzer Fastigheter Holding AB 25,771
171,085 SSAB AB, Class A 821,941
9,046 SSAB AB, Class B 42,672
266,683 Svenska Handelsbanken AB 2,950,496
8,316 Svolder AB 41,077
1,832 Sweco AB 28,631
11,253 Trelleborg AB 423,700
13,091 Wihlborgs Fastigheter AB 129,709
Total 31,336,627
Switzerland  9.0%
167,978 ABB, Ltd. 9,146,802
1,192 Belimo Holding AG 869,849
447 Burckhardt Compression Holding
AG 337,727
1,459 DKSH Holding AG 114,702
886 Flughafen Zurich AG 213,299
2,463 Givaudan SA 10,782,301
87,818 Holcim AG 8,801,473
1,115 Huber+Suhner AG 92,542
223 INFICON Holding AG 287,446
30,132 Nestle SA 2,559,431
151,440 Novartis AG 15,852,260
10,652 PSP Swiss Property AG 1,573,536
38,120 Roche Holding AG, Participation
Certificates 11,983,860
51 Schweiter Technologies AG 25,507
Shares Common Stock  88.3% Value
Switzerland  9.0%  - continued
917 Siegfried Holding AG $ 1,029,977
365 Tecan Group AG 93,701
181,175 UBS Group AG 6,388,147
382 Zurich Insurance Group AG 231,478
Total 70,384,038
Taiwan  2.0%
389,000 Asia Cement Corporation 484,313
7,000 Asustek Computer, Inc. 127,417
134,048 Chang Hwa Commercial Bank, Ltd. 74,022
147,000 Cheng Shin Rubber Industry
Company, Ltd. 221,142
74,000 Chipbond Technology Corporation 143,663
2,192 Chunghwa Telecom Company, Ltd.
ADR 85,137
152,000 Compal Electronics, Inc. 167,646
68,000 Delta Electronics, Inc. 886,043
11,000 Dynapack International Technology
Corporation 68,247
53,000 Far Eastern New Century
Corporation 50,202
35,000 Far EasTone Telecommunications
Company, Ltd. 93,849
67,000 Feng Hsin Steel Company, Ltd. 135,840
2,000 Fusheng Precision Company, Ltd. 19,910
111,000 Hon Hai Precision Industry
Company, Ltd. 592,700
66,000 Lite-On Technology Corporation 216,001
25,000 MediaTek, Inc. 1,082,676
208,000 Pegatron Corporation 605,192
146,000 Pou Chen Corporation 161,918
6,000 President Chain Store Corporation 47,346
20,000 Quanta Computer, Inc. 158,563
105,000 Synnex Technology International
Corporation 225,679
16,000 Systex Corporation 62,524
291,449 Taichung Commercial Bank
Company, Ltd. 167,417
93,000 Taiwan Mobile Company, Ltd. 312,224
4,000 Taiwan Secom Company, Ltd. 14,991
246,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 8,230,475
34,762 Topco Scientific Company, Ltd. 304,691
196,000 Uni-President Enterprises
Corporation 465,371
21,000 Wah Lee Industrial Corporation 73,421
148,550 Yuanta Financial Holding Company,
Ltd. 156,231
Total 15,434,851
Thailand  0.2%
169,000 Cal-Comp Electronics Thailand pcl
ADR 37,984
290,900 Charoen Pokphand Foods pcl 189,551
212,600 Kasikornbank pcl NVDR 1,010,758
80,300 Krung Thai Bank pcl NVDR 54,463
116,400 True Corporation pcl ADR
a
40,275
Total 1,333,031
Turkey  0.1%
11,153 KOC Holding AS 52,871
30,972 Tekfen Holding AS
a
55,083
45,983 Turk Hava Yollari Anonim Ortakligi
a
405,952
Total 513,906

International Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  88.3% Value
United Arab Emirates  0.2%
108,890 Abu Dhabi National Oil Company
for Distribution PJSC $ 106,580
70,911 ADNOC Drilling Company PJSC 104,251
212,686 Dubai Islamic Bank PJSC 445,002
157,489 Emaar Properties PJSC 578,034
80,686 Emirates NBD Bank PJSC 458,012
Total 1,691,879
United Kingdom  11.4%
66,953 abrdn plc 128,052
5,934 Anglo American plc 173,754
973 AngloGold Ashanti plc 29,298
83,728 AstraZeneca plc 11,753,322
668,254 Auto Trader Group plc
b
6,508,673
50,710 Balfour Beatty plc 292,495
2,488 Bank of Georgia Group plc 146,685
182,885 Barclays plc 670,270
970 Berkeley Group Holdings plc 46,409
16,852 Big Yellow Group plc 199,545
26,388 Breedon Group plc 142,652
11,903 British American Tobacco plc 472,261
62,475 British Land Company plc 290,577
38,300 Care REIT plc 40,377
899,450 Centrica plc 1,580,785
255,449 Compass Group plc 8,801,304
2,503 Computacenter plc 72,435
510 Diploma plc 28,556
131,960 Dowlais Group plc 116,749
8,621 Dunelm Group plc 105,609
52,744 Evraz plc
a,c
7
27,974 FirstGroup plc 56,571
7,346 Future plc 83,111
1,787 Games Workshop Group plc 321,210
8,712 Greggs plc 232,458
51,747 Halma plc 1,938,501
59,990 Harbour Energy plc 173,178
3,109 Hikma Pharmaceuticals plc 88,353
2,736 Hill & Smith plc 67,052
20,092 Howden Joinery Group plc 203,080
74,259 HSBC Holdings plc 775,567
44,170 IG Group Holdings plc 558,067
15,903 IMI plc 393,476
135,305 Imperial Brands plc 4,563,502
6,062 Inchcape plc 50,467
8,959 IntegraFin Holdings plc 40,167
24,522 InterContinental Hotels Group plc 3,269,784
1,116 Intertek Group plc 70,384
41,313 John Wood Group plc
a
37,112
7,938 Johnson Matthey plc 140,333
56,625 Jupiter Fund Management plc 56,308
48,476 Marks & Spencer Group plc 200,816
69,201 MONY Group plc 166,456
4,281 Morgan Sindall Group plc 194,583
40,267 Next plc 4,949,184
34,962 Paragon Banking Group plc 348,311
49,851 Pets at Home Group plc 139,691
16,596 Playtech plc
a
151,243
159,627 RELX plc 7,926,483
61,050 Rightmove plc 502,375
46,540 Rio Tinto plc 2,802,716
521,508 Shell plc 17,123,515
4,091 TBC Bank Group plc 169,418
1,876,445 Tesco plc 8,636,103
28,396 Tritax Big Box REIT plc 51,439
8,958 Unilever plc 513,086
Shares Common Stock  88.3% Value
United Kingdom  11.4%  - continued
71,035 Wickes Group plc $ 162,236
52,453 Zigup plc 198,513
Total 88,954,664
Virgin Islands, British  <0.1%
2,348 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $584,832,890) 689,292,161
Shares Preferred Stock 0.3%
Brazil  0.1%
81,600 Companhia de Sanena do Parana 72,049
69,990 Petroleo Brasileiro SA 451,146
Total 523,195
Germany  0.1%
22,895 Porsche Automobil Holding SE 904,828
Total 904,828
Russian Federation  <0.1%
404,300 Surgutneftegas PJSC
c,d
1
9,000 Transneft PJSC
c,d
0
Total 1
South Korea  0.1%
1,917 Hyundai Motor Company, 2nd
Preferred 218,133
3,645 Hyundai Motor Company, Preferred 401,778
9,601 Samsung Electronics Company,
Ltd. 281,794
Total 901,705
Total Preferred Stock
(cost $2,953,825) 2,329,729
Shares or
Principal
Amount Short-Term Investments 12.0%
Federal Home Loan Bank Discount
Notes
5,000,000 4.230%,  2/5/2025
f
4,997,080
10,000,000 4.233%,  2/10/2025
f
9,988,319
1,400,000 4.395%,  2/14/2025
f,g
1,397,711
200,000 4.325%,  2/19/2025
f,g
199,556
100,000 4.224%,  3/19/2025
f,g
99,452
3,400,000 4.220%,  3/20/2025
f,g
3,380,960
1,300,000 4.215%,  4/11/2025
f,g
1,289,383
Thrivent Core Short-Term Reserve
Fund
3,716,722 4.630% 37,167,218
U.S. Treasury Bills
6,000,000 4.220%,  2/4/2025
f
5,999,298
13,420,000 4.225%,  2/11/2025
f
13,407,341
10,000,000 4.238%,  2/18/2025
f
9,982,302
6,000,000 4.253%,  3/4/2025
f
5,979,445
Total Short-Term Investments
(cost $93,884,144) 93,888,065
Total Investments (cost
$681,670,859) 100.6% $785,509,955
Other Assets and Liabilities,
Net (0.6%) (4,493,523)
Total Net Assets 100.0% $781,016,432

International Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $14,847,266 or
1.9% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 32,327,553 864,962 31,462,590 1
Consumer Discretionary 91,402,827 418,767 90,984,060 –
Consumer Staples @ 38,481,043 304,149 38,176,894 0
Energy @ 24,721,071 105,438 24,615,620 13
Financials @ 149,496,365 2,225,046 147,271,319 0
Health Care 78,875,619 693,332 78,182,287 –
Industrials 110,205,376 99,598 110,105,778 –
Information Technology 79,517,195 3,844,287 75,672,908 –
Materials @ 54,340,756 964,564 53,376,184 8
Real Estate 12,187,652 – 12,187,652 –
Utilities 17,736,704 165,666 17,571,038 –
Preferred Stock
Consumer Discretionary 1,524,739 – 1,524,739 –
Energy @ 451,147 – 451,146 1
Information Technology 281,794 – 281,794 –
Utilities 72,049 – 72,049 –
Short-Term Investments 56,720,847 – 56,720,847 –
Subtotal Investments in Securities $748,342,737 $9,685,809 $738,656,905 $23
Other Investments  * Total
Affiliated Short-Term Investments 37,167,218
Subtotal Other Investments $37,167,218
Total Investments at Value $785,509,955
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of January 31, 2025, in valuing International Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,582,899 380,038 3,202,861 –
Total Asset Derivatives $3,582,899 $380,038 $3,202,861 $–
Liability Derivatives
Futures Contracts 925,730 925,730 – –
Total Liability Derivatives $925,730 $925,730 $– $–

International Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents International Allocation Fund's futures contracts held as of January 31, 2025. Investments and/or cash totaling
$6,367,062 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Canadian Dollar Foreign Exchange
Currency 1,013 March 2025 $ 70,819,252 ( $ 876,667)
ICE mini MSCI EAFE Index 228 March 2025 26,643,663 380,038
ICE US mini MSCI Emerging Markets Index 47 March 2025 2,611,503 (49,063)
S&P/TSX 60 Index 343 March 2025 69,600,414 3,202,861
Total Futures Long Contracts $ 169,674,832 $ 2,657,169
Total Futures Contracts $ 169,674,832 $2,657,169
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $19,344 $74,928 $57,105 $37,167 3,717 4.8%
Total Affiliated Short-Term Investments 19,344 37,167 4.8
Total Value $19,344 $37,167
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $– $257
Total Income/Non Cash Income from Affiliated Investments $257
Total $– $– $–

Large Cap Growth Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98 .0 % Value
Communications Services  14.3%
1,266,399 Alphabet, Inc., Class C $ 260,371,634
351,519 Meta Platforms, Inc. 242,259,865
Total 502,631,499
Consumer Discretionary  20.5%
1,269,307 Amazon.com, Inc.
a
301,688,888
407,176 Best Buy Company, Inc. 34,960,131
711,779 Chipotle Mexican Grill, Inc.
a
41,532,305
178,635 DoorDash, Inc.
a
33,731,647
588,884 eBay, Inc. 39,737,892
216,604 Expedia Group, Inc.
a
37,028,454
198,919 Home Depot, Inc. 81,950,650
433,475 NIKE, Inc. 33,334,227
281,941 Tesla, Inc.
a
114,073,329
Total 718,037,523
Consumer Staples  1.4%
490,000 Walmart, Inc. 48,098,400
Total 48,098,400
Energy  0.5%
187,476 ConocoPhillips 18,528,253
Total 18,528,253
Financials  7.5%
105,577 American Express Company 33,515,419
56,952 Ameriprise Financial, Inc. 30,945,439
158,740 J.P. Morgan Chase & Company 42,431,202
871,980 KeyCorp 15,678,200
443,425 PayPal Holdings, Inc.
a
39,278,586
298,355 Visa, Inc. 101,977,739
Total 263,826,585
Health Care  8.8%
100,428 Amgen, Inc. 28,664,160
161,007 Danaher Corporation 35,862,699
103,854 Eli Lilly & Company 84,233,902
94,747 Intuitive Surgical, Inc.
a
54,183,914
38,024 Regeneron Pharmaceuticals, Inc.
a
25,589,392
72,913 UnitedHealth Group, Inc. 39,554,573
227,966 Zoetis, Inc. 38,959,390
Total 307,048,030
Industrials  5.7%
97,323 Caterpillar, Inc. 36,149,655
567,702 Fastenal Company 41,578,494
172,430 JB Hunt Transport Services, Inc. 29,523,465
164,567 Old Dominion Freight Line, Inc. 30,545,281
908,540 Uber Technologies, Inc.
a
60,735,899
Total 198,532,794
Information Technology  38.7%
326,992 Advanced Micro Devices, Inc.
a
37,914,722
1,186,021 Apple, Inc. 279,900,956
260,858 Applied Materials, Inc. 47,045,740
370,747 Broadcom, Inc. 82,035,189
180,760 CDW Corporation 35,996,546
308,822 Fortinet, Inc.
a
31,153,963
177,745 International Business Machines
Corporation 45,449,397
689,429 Microsoft Corporation 286,154,401
2,478,028 NVIDIA Corporation 297,536,822
120,470 Palantir Technologies, Inc.
a
9,937,570
275,571 QUALCOMM, Inc. 47,654,493
Shares Common Stock  98.0% Value
Information Technology  38.7% - continued
195,665 Salesforce, Inc. $ 66,858,731
84,243 ServiceNow, Inc.
a
85,791,386
Total 1,353,429,916
Real Estate  0.6%
22,153 Equinix, Inc. 20,240,310
Total 20,240,310
Total Common Stock
(cost $1,913,339,812) 3,430,373,310
Shares or
Principal
Amount Short-Term Investments 1 .6 % Value
Federal Home Loan Bank Discount
Notes
10,000,000 4.230%, 2/5/2025
b
9,994,160
10,000,000 4.235%, 2/10/2025
b
9,988,320
5,000,000 4.235%, 2/21/2025
b
4,987,735
10,000,000 4.230%, 3/7/2025
b
9,959,167
Federal Home Loan Mortgage
Corporation Discount Notes
6,000,000 4.235%, 2/18/2025
b
5,987,385
Thrivent Core Short-Term Reserve
Fund
967,981 4.630% 9,679,806
U.S. Treasury Bills
5,000,000 4.235%, 2/11/2025
b
4,995,283
Total Short-Term Investments
(cost $55,584,867) 55,591,856
Total Investments (cost
$1,968,924,679) 99.6% $ 3,485,965,166
Other Assets and Liabilities, Net
0.4% 12,760,647
Total Net Assets 100.0% $ 3,498,725,813
a Non-income producing security.
b The interest rate shown reflects the yield.

Large Cap Growth Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 502,631,499 502,631,499 – –
Consumer Discretionary 718,037,523 718,037,523 – –
Consumer Staples 48,098,400 48,098,400 – –
Energy 18,528,253 18,528,253 – –
Financials 263,826,585 263,826,585 – –
Health Care 307,048,030 307,048,030 – –
Industrials 198,532,794 198,532,794 – –
Information Technology 1,353,429,916 1,353,429,916 – –
Real Estate 20,240,310 20,240,310 – –
Short-Term Investments 45,912,050 – 45,912,050 –
Subtotal Investments in Securities $ 3,476,285,360 $ 3,430,373,310 $ 45,912,050 $ –
Other Investments  * Total
Affiliated Short-Term Investments 9,679,806
Subtotal Other Investments $ 9,679,806
Total Investments at Value $ 3,485,965,166
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $ 78,028 $ 116,616 $ 184,964 $ 9,680 968 0.3%
Total Affiliated Short-Term Investments 78,028 9,680 0.3
Total Value $ 78,028 $ 9,680
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $9 ($9) $ – $650
Total Income/Non Cash Income from Affiliated Investments $650
Total $9 ($9) $ –

Large Cap Value Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.2% Value
Communications Services  6.8%
211,109 Alphabet, Inc., Class C $ 43,404,011
805,912 Comcast Corporation 27,126,998
69,295 Meta Platforms, Inc. 47,756,728
1,168,301 Verizon Communications, Inc. 46,019,376
1,383,871 Warner Brothers Discovery, Inc.
a
14,447,613
Total 178,754,726
Consumer Discretionary  6.4%
242,782 Aptiv plc
a
15,154,453
4,713 Booking Holdings, Inc. 22,328,120
124,467 Columbia Sportswear Company 10,990,436
138,517 D.R. Horton, Inc. 19,655,562
136,072 Lowe's Companies, Inc. 35,384,163
1,030,025 Sony Group Corporation ADR 22,670,850
174,851 Wyndham Hotels & Resorts, Inc. 18,362,852
510,660 Yum China Holding, Inc. 23,618,025
Total 168,164,461
Consumer Staples  6.7%
2,670,596 Coty, Inc.
a
19,575,469
157,029 J.M. Smucker Company 16,784,830
1,289,493 Kenvue, Inc. 27,453,306
275,482 Lamb Weston Holdings, Inc. 16,512,391
421,981 Philip Morris International, Inc. 54,941,926
551,884 Sysco Corporation 40,243,381
Total 175,511,303
Energy  8.0%
357,317 ConocoPhillips 35,313,639
657,826 Devon Energy Corporation 22,431,867
1,219,067 Enterprise Products Partners, LP 39,802,538
628,328 Exxon Mobil Corporation 67,124,280
561,646 Halliburton Company 14,614,029
123,603 Marathon Petroleum Corporation 18,010,193
227,087 Shell plc ADR 14,953,679
Total 212,250,225
Financials  20.8%
100,017 Allstate Corporation 19,236,270
314,662 American International Group, Inc. 23,178,003
1,518,779 Bank of America Corporation 70,319,468
328,548 Bank of New York Mellon
Corporation 28,232,130
175,612 Capital One Financial Corporation 35,773,920
516,842 Charles Schwab Corporation 42,753,170
120,220 Chubb, Ltd. 32,685,413
146,013 Discover Financial Services 29,361,754
11,923 First Citizens BancShares, Inc./NC 26,286,519
153,776 Intercontinental Exchange, Inc. 24,578,018
207,109 J.P. Morgan Chase & Company 55,360,236
1,535,066 KeyCorp 27,600,487
54,951 Marsh & McLennan Companies,
Inc. 11,917,773
355,778 MetLife, Inc. 30,778,355
1,154,383 Wells Fargo & Company 90,965,380
Total 549,026,896
Health Care  12.3%
37,480 Amgen, Inc. 10,697,541
721,818 Avantor, Inc.
a
16,082,105
82,410 Cigna Group 24,245,846
363,373 Gilead Sciences, Inc. 35,319,856
370,263 Johnson & Johnson 56,335,515
104,450 Labcorp Holdings, Inc. 26,091,610
Shares Common Stock  98.2% Value
Health Care  12.3% - continued
401,813 Merck & Company, Inc. $ 39,707,161
589,415 Sanofi SA ADR 32,028,811
96,686 UnitedHealth Group, Inc. 52,451,188
277,566 Zimmer Biomet Holdings, Inc. 30,387,926
Total 323,347,559
Industrials  12.5%
511,488 Amentum Holdings, Inc.
a
10,725,903
45,472 Caterpillar, Inc. 16,890,120
2,467,905 CNH Industrial NV 31,786,616
701,042 CSX Corporation 23,043,251
565,807 Delta Air Lines, Inc. 38,061,837
504,852 Flowserve Corporation 31,613,832
108,815 General Dynamics Corporation 27,963,279
204,656 Hexcel Corporation 13,343,571
172,380 Honeywell International, Inc. 38,564,854
174,141 Jacobs Solutions, Inc. 24,402,378
127,865 JB Hunt Transport Services, Inc. 21,893,045
126,368 L3Harris Technologies, Inc. 26,791,280
208,180 United Parcel Service, Inc. 23,780,401
Total 328,860,367
Information Technology  10.8%
954,604 Cisco Systems, Inc. 57,849,002
189,830 International Business Machines
Corporation 48,539,531
87,887 Microsoft Corporation 36,478,378
264,912 QUALCOMM, Inc. 45,811,232
862,673 Samsung Electronics Company,
Ltd. 30,809,265
157,469 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 32,961,411
231,913 TD SYNNEX Corporation 33,049,922
Total 285,498,741
Materials  4.1%
369,327 CF Industries Holdings, Inc. 34,055,643
315,291 Corteva, Inc. 20,579,043
237,435 Eastman Chemical Company 23,660,398
240,669 Nucor Corporation 30,909,120
Total 109,204,204
Real Estate  3.0%
56,079 AvalonBay Communities, Inc. 12,422,059
146,150 CBRE Group, Inc.
a
21,153,751
279,993 Crown Castle, Inc. 24,997,775
1,261,458 Healthcare Realty Trust, Inc. 21,129,422
Total 79,703,007
Utilities  6.8%
106,441 Constellation Energy Corporation 31,930,171
386,583 Duke Energy Corporation 43,293,430
622,307 Entergy Corporation 50,456,652
363,324 Public Service Enterprise Group,
Inc. 30,352,087
138,798 Vistra Energy Corporation 23,322,228
Total 179,354,568
Total Common Stock
(cost $1,910,524,673) 2,589,676,057

Large Cap Value Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   0.4% Value
U.S. Unaffiliated   0.4%
125,605 SPDR S&P Biotech ETF
b
$ 11,639,815
Total 11,639,815
Total Registered Investment
Companies (cost $11,196,022) 11,639,815
Shares
Collateral Held for Securities
Loaned 0.4% Value
10,227,910 Thrivent Cash Management Trust 10,227,910
Total Collateral Held for
Securities Loaned
(cost $10,227,910) 10,227,910
Shares or
Principal
Amount Short-Term Investments 0.8% Value
Federal Home Loan Bank Discount
Notes
1,750,000 4.235%, 2/21/2025
c
1,745,708
U.S. Treasury Bills
10,000,000 4.261%, 2/6/2025
c
9,996,492
8,000,000 4.235%, 2/11/2025
c
7,992,453
Total Short-Term Investments
(cost $19,730,554) 19,734,653
Total Investments (cost
$1,951,679,159) 99.8% $2,631,278,435
Other Assets and Liabilities, Net
0.2% 6,025,171
Total Net Assets 100.0% $2,637,303,606
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of January 31, 2025:
Securities Lending Transactions
Common Stock $ 9,924,957
Total lending $9,924,957
Gross amount payable upon return of
collateral for securities loaned $10,227,910
Net amounts due to counterparty $302,953
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Large Cap Value Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 178,754,726 178,754,726 – –
Consumer Discretionary 168,164,461 168,164,461 – –
Consumer Staples 175,511,303 175,511,303 – –
Energy 212,250,225 212,250,225 – –
Financials 549,026,896 549,026,896 – –
Health Care 323,347,559 323,347,559 – –
Industrials 328,860,367 328,860,367 – –
Information Technology 285,498,741 254,689,476 30,809,265 –
Materials 109,204,204 109,204,204 – –
Real Estate 79,703,007 79,703,007 – –
Utilities 179,354,568 179,354,568 – –
Registered Investment Companies
U.S. Unaffiliated 11,639,815 11,639,815 – –
Short-Term Investments 19,734,653 – 19,734,653 –
Subtotal Investments in Securities $2,621,050,525 $2,570,506,607 $50,543,918 $–
Other Investments  * Total
Collateral Held for Securities Loaned 10,227,910
Subtotal Other Investments $10,227,910
Total Investments at Value $2,631,278,435
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $51,327 $65,294 $116,621 $– – –%
Total Affiliated Short-Term Investments 51,327 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   11,349 26,045 27,166 10,228 10,228 0.4
Total Collateral Held for Securities Loaned 11,349 10,228 0.4
Total Value $62,676 $10,228
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $22 ($22) $– $658
Total Income/Non Cash Income from Affiliated Investments $658
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 22
Total Affiliated Income from Securities Loaned, Net $22
Total $22 ($22) $–

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.2% Value
Asset-Backed Securities  17.8%
ACHV ABS Trust
$ 1,807,005
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 1,821,711
2,364,195
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
2,369,405
Affirm Asset Securitization Trust
3,350,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
3,390,501
221,991
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
222,316
3,300,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
3,324,534
552,076
6.270%,  5/15/2029, Ser.
2024-X1, Class A
a
553,812
4,091,875
5.220%,  12/17/2029, Ser.
2024-X2, Class A
a
4,096,622
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,726,144
1,300,000
4.150%,  11/17/2041, Ser.
2024-SFR2, Class A
a
1,249,384
Annisa CLO, Ltd.
3,500,000
5.793%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
3,503,010
Auxilior Term Funding, LLC
4,453,163
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a
4,489,323
Avis Budget Rental Car Funding
AESOP, LLC
5,370,000
5.780%,  4/20/2028, Ser.
2023-5A, Class A
a
5,472,707
7,050,000
5.250%,  4/20/2029, Ser.
2023-1A, Class A
a
7,123,459
Benefit Street Partners CLO IV, Ltd.
3,600,000
6.193%,  (TSFR3M +
1.900%), 4/20/2034, Ser.
2014-IVA, Class BR4
a,b
3,605,418
BHG Securitization Trust
185,606
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
185,234
BRAVO Residential Funding Trust
1,916,767
5.101%,  (SOFR30A +
0.750%), 2/25/2025, Ser.
2021-HE2, Class A1
a,b
1,910,872
CarVal CLO I, Ltd.
4,200,000
6.158%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
4,210,324
CarVal CLO III, Ltd.
5,500,000
5.432%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
5,506,396
Cascade Funding Mortgage Trust
449,754
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
441,648
Cascade Funding Mortgage Trust,
LLC
670,850
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
664,195
CIM Trust
1,603,501
5.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,c
1,599,047
Principal
Amount Long-Term Fixed Income  99.2% Value
Asset-Backed Securities  17.8% - continued
Commonbond Student Loan Trust
$ 140,932
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
$ 131,687
545,010
4.925%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
538,086
Dryden 61 CLO, Ltd.
3,250,000
5.882%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
3,253,312
ECMC Group Student Loan Trust
3,404,788
5.501%,  (SOFR30A +
1.150%), 2/25/2025, Ser.
2024-1A, Class A
a,b
3,407,531
Education Funding Trust
1,021,088
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
952,609
Enterprise Fleet Financing, LLC
3,500,000
4.700%,  6/20/2031, Ser.
2024-4, Class A4
a
3,489,392
Exeter Automobile Receivables
Trust
1,250,000
4.450%,  3/15/2028, Ser.
2024-5A, Class A3 1,248,486
FirstKey Homes Trust
1,000,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
975,650
Ford Credit Auto Owner Trust
2,000,000
4.110%,  7/15/2030, Ser.
2024-C, Class A4 1,966,609
Ford Credit Floorplan Master
Owner Trust A
3,698,000
4.400%,  9/15/2031, Ser.
2024-4, Class A
a
3,634,730
Foundation Finance Trust
1,015,633
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
943,020
3,298,117
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
3,408,627
GM Financial Automobile Leasing
Trust
1,500,000
4.220%,  10/20/2028, Ser.
2024-3, Class A4 1,488,012
GMAC Mortgage Corporation
Loan Trust
13,911
4.925%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
7,046
GoldenTree Loan Management US
CLO 11, Ltd.
2,000,000
5.373%,  (TSFR3M +
1.080%), 10/20/2034, Ser.
2021-11A, Class AR
a,b
2,002,512
GSAA Home Equity Trust
138,436
6.375%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
206,229
920,881
4.300%,  8/25/2034, Ser.
2004-10, Class M2
b
840,731
Hertz Vehicle Financing III, LLC
2,250,000
5.490%,  6/25/2027, Ser.
2023-1A, Class A
a
2,264,089
2,533,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
2,550,419

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Asset-Backed Securities  17.8% - continued
Home Partners of America Trust
$ 3,577,512
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
$ 3,377,411
Huntington Bank Auto Credit-
Linked Notes
676,524
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
680,622
KKR Static CLO I, Ltd.
3,115,700
5.273%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b
3,117,189
3,250,000
5.743%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
3,254,303
Lendbuzz Securitization Trust
1,650,000
5.600%,  10/15/2030, Ser.
2025-1A, Class A2
a
1,654,596
Madison Park Funding XXXIX, Ltd.
5,500,000
6.040%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
5,506,990
Marlette Funding Trust
1,176,880
5.950%,  7/17/2034, Ser.
2024-1A, Class A
a
1,181,507
Merchants Fleet Funding, LLC
1,900,000
5.820%,  4/20/2037, Ser.
2024-1A, Class A
a
1,921,255
MFA Trust
2,194,004
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
2,201,789
National Collegiate Trust
415,560
5.065%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
406,479
Navient Student Loan Trust
2,273,540
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
2,206,485
Oak Street Investment
2,387,220
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,311,777
Octane Receivables Trust
2,743,186
5.800%,  7/20/2032, Ser.
2024-2A, Class A2
a
2,770,350
OneMain Financial Issuance Trust
5,895,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
5,676,473
OZLM XVII, Ltd.
5,200,000
6.293%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
5,218,434
Pagaya AI Debt Grantor Trust
2,049,901
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
2,056,577
7,000,000
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
6,995,735
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
1,871,693
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
1,889,257
Pagaya AI Debt Trust
90,347
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
90,413
Principal
Amount Long-Term Fixed Income  99.2% Value
Asset-Backed Securities  17.8% - continued
Palmer Square Loan Funding, Ltd.
$ 5,059,505
5.352%,  (TSFR3M +
1.050%), 10/15/2032, Ser.
2024-1A, Class A1
a,b
$ 5,069,660
2,250,000
5.752%,  (TSFR3M +
1.450%), 10/15/2032, Ser.
2024-1A, Class A2
a,b
2,254,907
5,000,000
5.900%,  (TSFR3M +
1.450%), 1/15/2033, Ser.
2024-2A, Class A2
a,b
5,004,500
PPM CLO 2, Ltd.
6,250,000
5.808%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,b
6,265,706
Pretium Mortgage Credit Partners,
LLC
3,186,614
4.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,c
3,182,484
1,920,718
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,c
1,929,400
Progress Residential Trust
4,061,754
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
3,896,602
3,750,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
3,367,429
5,500,000
3.400%,  2/17/2042, Ser.
2025-SFR1, Class A
a
5,087,111
RCO VII Mortgage, LLC
1,744,219
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,c
1,749,592
Santander Drive Auto Receivables
Trust
3,500,000
4.620%,  11/15/2028, Ser.
2024-5, Class A3 3,495,498
1,500,000
4.850%,  1/16/2029, Ser.
2024-4, Class A3 1,502,991
SCF Equipment Leasing, LLC
2,853,167
6.560%,  1/22/2030, Ser.
2023-1A, Class A2
a
2,877,731
SFS Auto Receivables
Securitization Trust
267,563
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
268,060
TCW CLO, Ltd.
1,000,000
5.630%,  (TSFR3M +
1.340%), 4/22/2033, Ser.
2022-1A, Class A1
a,b
1,002,963
Terwin Mortgage Trust
698,122
5.925%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
686,101
Tesla Auto Lease Trust
3,250,000
4.880%,  6/20/2028, Ser.
2024-B, Class A4
a
3,255,306
Towd Point Asset Trust
1,405,156
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
1,333,797
Tricon Residential Trust
5,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
5,529,819
3,797,638
4.750%,  6/17/2040, Ser.
2024-SFR2, Class A
a
3,764,461
2,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
2,254,776

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Asset-Backed Securities  17.8% - continued
United Auto Credit Securitization
Trust
$ 405,571
6.170%,  8/10/2026, Ser.
2024-1, Class A
a
$ 406,119
Upstart Securitization Trust
579,698
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
581,570
Vericrest Opportunity Loan
Transferee
823,557
5.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a
823,446
453,717
5.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a
453,655
1,004,830
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,c
1,005,333
2,770,416
4.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,c
2,767,277
Veridian Auto Receivables Trust
208,030
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
208,131
Wheels Fleet Lease Funding 1,
LLC
2,750,000
4.800%,  9/19/2039, Ser.
2024-3A, Class A1
a
2,754,775
Wind River CLO, Ltd.
2,229,866
6.155%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,b
2,230,419
Total 222,302,100
Basic Materials  1.4%
Anglo American Capital plc
1,860,000 4.875%,  5/14/2025
a
1,858,064
Eastman Chemical Company
650,000 5.000%,  8/1/2029 648,925
EIDP, Inc.
1,543,000 4.500%,  5/15/2026 1,541,353
FMC Corporation
1,575,000 5.150%,  5/18/2026 1,580,856
Glencore Funding, LLC
2,500,000 5.338%,  4/4/2027
a
2,526,919
2,525,000 6.125%,  10/6/2028
a
2,615,978
International Flavors & Fragrances,
Inc.
1,250,000 1.832%,  10/15/2027
a
1,150,518
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,341,973
Mosaic Company
1,475,000 5.375%,  11/15/2028 1,497,139
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,575,000 5.300%,  3/15/2026 1,583,934
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 917,162
Total 17,262,821
Capital Goods  2.4%
AGCO Corporation
1,900,000 5.450%,  3/21/2027 1,920,897
Amphenol Corporation
2,000,000 4.750%,  3/30/2026 2,001,644
BAE Systems plc
1,565,000 5.000%,  3/26/2027
a
1,572,419
Principal
Amount Long-Term Fixed Income  99.2% Value
Capital Goods  2.4% - continued
Boeing Company
$ 2,500,000 2.196%,  2/4/2026 $ 2,435,473
1,100,000 6.259%,  5/1/2027 1,128,406
Howmet Aerospace, Inc.
1,900,000 3.000%,  1/15/2029 1,771,291
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 797,612
Ingersoll Rand, Inc.
500,000 5.400%,  8/14/2028 509,074
John Deere Capital Corporation
1,900,000 4.950%,  7/14/2028 1,924,256
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,365,904
Regal Rexnord Corporation
1,650,000 6.050%,  2/15/2026 1,664,005
Republic Services, Inc.
1,750,000 0.875%,  11/15/2025 1,699,148
RTX Corporation
1,900,000 5.750%,  11/8/2026 1,933,841
Sonoco Products Company
2,150,000 4.450%,  9/1/2026 2,136,109
Spirit AeroSystems, Inc.
2,575,000 4.600%,  6/15/2028 2,482,486
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,998,280
Veralto Corporation
1,900,000 5.500%,  9/18/2026 1,922,464
Total 30,263,309
Collateralized Mortgage Obligations  10.3%
A&D Mortgage Trust
3,183,568
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,c
3,205,877
2,914,744
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
2,899,811
ACRA Trust
4,926,927
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
4,913,938
Banc of America Funding Trust
223,626
6.490%,  1/25/2035, Ser.
2004-D, Class 4A1
b
224,926
525,351
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 504,939
Bear Stearns Adjustable Rate
Mortgage Trust
94,964
6.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
89,116
CAFL Issuer, LLC
5,596,582
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,c
5,560,952
Chase Mortgage Finance Trust
Series
1,192,624
6.935%,  7/25/2037, Ser.
2007-A2, Class 1M
b
1,202,506
CHNGE Mortgage Trust
1,718,389
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,b
1,736,388
3,596,068
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
3,338,558
3,008,460
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
3,023,667

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Collateralized Mortgage Obligations  10.3% -
continued
$ 5,067,674
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
$ 4,795,610
2,643,575
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
2,660,953
2,758,071
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
2,789,819
Citigroup Mortgage Loan Trust,
Inc.
492,188
5.432%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
464,644
COLT Mortgage Loan Trust
4,069,880
5.443%,  9/25/2069, Ser.
2024-INV3, Class A1
a,c
4,058,025
4,307,859
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
3,785,928
Countrywide Alternative Loan Trust
88,935
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 57,079
87,980
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 69,198
Credit Suisse Mortgage Capital
Certificates
4,368,845
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
3,802,249
Deephaven Residential Mortgage
Trust
4,757,045
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
4,236,249
4,764,393
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
4,098,741
Federal National Mortgage
Association - REMIC
4,850,755
4.000%,  7/25/2053, Ser.
2024-76, Class DA 4,677,467
Flagstar Mortgage Trust
2,186,421
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,930,728
GCAT Trust
3,662,631
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
3,268,864
2,945,952
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
2,933,212
GS Mortgage-Backed Securities
Trust
272,124
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
256,047
J.P. Morgan Alternative Loan Trust
236,048
4.975%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
176,688
J.P. Morgan Mortgage Trust
128,688
5.373%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
91,180
LHOME Mortgage Trust
1,900,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,c
1,921,068
2,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,c
2,284,085
3,500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,c
3,549,184
MFA Trust
4,145,141
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,c
3,983,179
Principal
Amount Long-Term Fixed Income  99.2% Value
Collateralized Mortgage Obligations  10.3% -
continued
$ 3,750,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,c
$ 3,774,471
Mortgage Equity Conversion Asset
Trust
211,867
4.670%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
209,346
176,336
4.640%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
175,725
NYMT Loan Trust
2,554,306
5.379%,  6/25/2069, Ser.
2024-INV1, Class A1
a,b
2,540,136
1,500,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,c
1,516,279
2,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
2,520,740
Palisades Mortgage Loan Trust
2,188,893
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
2,176,047
PRPM, LLC
2,766,528
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
2,687,099
1,884,005
6.363%,  11/25/2025, Ser.
2020-6, Class A1
a
1,888,602
1,525,824
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,c
1,535,614
1,943,390
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
1,945,222
Radnor Re, Ltd.
2,062,788
6.351%,  (SOFR30A +
2.000%), 9/25/2034, Ser.
2024-1, Class M1A
a,b
2,066,742
Roc Mortgage Trust
1,219,588
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
1,219,588
3,500,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
3,482,466
Toorak Mortgage Corporation, Ltd.
4,626,273
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
4,191,087
Toorak Mortgage Trust
4,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,c
4,791,041
TRK Trust
4,497,927
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
3,878,749
TVC Mortgage Trust
2,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,c
2,523,510
Vericrest Opportunity Loan
Transferee
755,034
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,c
755,024
Verus Securitization Trust
1,559,805
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
1,370,009
Visio 2020-1R Trust
325,928
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
302,925

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Collateralized Mortgage Obligations  10.3% -
continued
Wachovia Mortgage Loan Trust,
LLC
$ 9,120
7.187%,  5/20/2036, Ser.
2006-A, Class 2A1
b
$ 8,874
Total 128,150,171
Commercial Mortgage-Backed Securities  0.6%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
4,000,000
4.508%,  7/25/2029, Ser.
K528, Class A2
d
3,972,450
2,000,000
4.791%,  9/25/2029, Ser.
K529, Class A2
d
2,007,667
Silver Hill Trust
1,177,522
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
1,151,142
Total 7,131,259
Communications Services  3.3%
American Tower Corporation
1,500,000 4.400%,  2/15/2026 1,493,305
1,000,000 1.450%,  9/15/2026 948,932
2,050,000 5.500%,  3/15/2028 2,084,542
AppLovin Corporation
4,000,000 5.125%,  12/1/2029 3,995,881
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
779,000 4.908%,  7/23/2025 778,526
875,000 6.150%,  11/10/2026 892,007
2,750,000 4.200%,  3/15/2028 2,668,232
1,725,000 6.100%,  6/1/2029 1,764,291
Comcast Corporation
950,000 5.100%,  6/1/2029 962,884
Crown Castle, Inc.
1,260,000 4.800%,  9/1/2028 1,251,984
1,750,000 4.900%,  9/1/2029 1,739,529
NTT Finance Corporation
1,750,000 5.104%,  7/2/2027
a
1,767,656
Rogers Communications, Inc.
1,900,000 5.000%,  2/15/2029 1,890,087
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 5,018,176
Take-Two Interactive Software, Inc.
1,250,000 5.400%,  6/12/2029 1,267,367
T-Mobile USA, Inc.
2,500,000 3.500%,  4/15/2025 2,493,801
3,125,000 4.850%,  1/15/2029 3,116,089
Warnermedia Holdings, Inc.
3,600,000 3.638%,  3/15/2025 3,593,467
3,200,000 3.755%,  3/15/2027 3,099,434
Total 40,826,190
Consumer Cyclical  5.2%
American Honda Finance
Corporation
2,000,000 4.900%,  7/9/2027 2,010,986
2,000,000 4.450%,  10/22/2027 1,988,136
2,050,000 5.650%,  11/15/2028 2,109,630
Principal
Amount Long-Term Fixed Income  99.2% Value
Consumer Cyclical  5.2% - continued
Daimler Trucks Finance North
America, LLC
$ 1,900,000 5.600%,  8/8/2025
a
$ 1,908,143
Darden Restaurants, Inc.
2,000,000 4.350%,  10/15/2027 1,978,641
Ford Motor Credit Company, LLC
1,000,000 2.300%,  2/10/2025 999,457
1,400,000 3.375%,  11/13/2025 1,381,438
1,150,000 5.125%,  11/5/2026 1,148,493
1,875,000 5.800%,  3/5/2027 1,892,235
2,500,000 5.113%,  5/3/2029 2,440,522
General Motors Company
938,000 6.125%,  10/1/2025 944,655
General Motors Financial
Company, Inc.
1,580,000 2.900%,  2/26/2025 1,577,901
1,075,000 2.750%,  6/20/2025 1,066,746
950,000 5.400%,  5/8/2027 959,666
1,900,000 5.350%,  7/15/2027 1,920,382
2,500,000 5.800%,  1/7/2029 2,546,311
Hyatt Hotels Corporation
2,850,000 5.750%,  1/30/2027 2,896,194
Hyundai Capital America
1,360,000 1.800%,  10/15/2025
a
1,330,688
1,250,000 6.250%,  11/3/2025
a
1,262,591
1,250,000 1.650%,  9/17/2026
a
1,187,345
1,900,000 5.300%,  3/19/2027
a
1,915,747
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a,e
1,206,324
Las Vegas Sands Corporation
1,565,000 5.900%,  6/1/2027 1,586,286
Lennar Corporation
1,400,000 4.750%,  5/30/2025 1,399,472
McDonald's Corporation
1,300,000 4.800%,  8/14/2028 1,308,129
1,875,000 5.000%,  5/17/2029 1,893,936
Mercedes-Benz Finance North
America, LLC
1,575,000 5.200%,  8/3/2026
a
1,586,060
2,850,000 4.800%,  11/13/2026
a
2,854,922
Nissan Motor Acceptance
Company, LLC
2,700,000 5.300%,  9/13/2027
a
2,667,177
O'Reilly Automotive, Inc.
1,900,000 5.750%,  11/20/2026 1,932,998
PACCAR Financial Corporation
1,300,000 4.000%,  9/26/2029 1,262,038
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,262,243
Toyota Motor Credit Corporation
1,250,000 4.650%,  1/5/2029 1,247,198
2,000,000 4.950%,  1/9/2030 2,012,571
VICI Properties, LP/VICI Note
Company, Inc.
4,500,000 4.625%,  6/15/2025
a
4,489,970
Volkswagen Group of America
Finance, LLC
1,900,000 5.300%,  3/22/2027
a
1,905,774
Total 65,081,005
Consumer Non-Cyclical  5.3%
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,569,958

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Consumer Non-Cyclical  5.3% - continued
$ 1,900,000 6.200%,  11/1/2028 $ 1,977,660
Amgen, Inc.
1,425,000 5.150%,  3/2/2028 1,441,101
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,898,887
1,900,000 5.931%,  2/2/2029 1,960,579
Becton, Dickinson and Company
2,250,000 4.693%,  2/13/2028 2,246,787
Bunge, Ltd. Finance Corporation
2,700,000 4.100%,  1/7/2028 2,650,009
Campbell's Company
630,000 5.300%,  3/20/2026 634,102
Conagra Brands, Inc.
2,750,000 4.850%,  11/1/2028 2,735,819
CVS Health Corporation
1,600,000 5.000%,  2/20/2026 1,602,824
2,500,000 5.400%,  6/1/2029 2,517,056
General Mills, Inc.
1,900,000 5.500%,  10/17/2028 1,941,683
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027 1,848,817
HCA, Inc.
2,750,000 5.875%,  2/15/2026 2,762,427
Illumina, Inc.
1,000,000 4.650%,  9/9/2026 996,956
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
3,600,000 2.500%,  1/15/2027 3,430,940
Keurig Dr Pepper, Inc.
2,500,000 5.100%,  3/15/2027 2,521,442
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,422,445
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,433,781
Nestle Holdings, Inc.
1,275,000 5.000%,  3/14/2028
a
1,291,443
Novartis Capital Corporation
3,100,000 3.800%,  9/18/2029 2,995,908
Pfizer Investment Enterprises,
Private Ltd.
1,900,000 4.450%,  5/19/2028 1,890,693
Philip Morris International, Inc.
1,650,000 0.875%,  5/1/2026 1,577,620
1,600,000 4.875%,  2/15/2028 1,608,447
625,000 4.875%,  2/13/2029 625,054
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,745,334
2,000,000 5.150%,  9/2/2029 1,998,649
Stryker Corporation
4,000,000 3.500%,  3/15/2026 3,953,148
1,900,000 4.700%,  2/10/2028
f
1,900,196
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026 2,469,988
Total 66,649,753
Energy  4.5%
APA Corporation
1,900,000 4.375%,  10/15/2028
a
1,843,491
BP Capital Markets America, Inc.
950,000 4.699%,  4/10/2029 947,385
Principal
Amount Long-Term Fixed Income  99.2% Value
Energy  4.5% - continued
Canadian Natural Resources, Ltd.
$ 1,600,000 2.050%,  7/15/2025 $ 1,580,630
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,878,139
Columbia Pipelines Holding
Company, LLC
1,575,000 6.055%,  8/15/2026
a
1,597,163
1,260,000 6.042%,  8/15/2028
a
1,294,784
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,622,699
Diamondback Energy, Inc.
1,250,000 5.200%,  4/18/2027 1,262,483
Enbridge, Inc.
1,900,000 5.900%,  11/15/2026 1,937,076
Energy Transfer, LP
1,050,000 2.900%,  5/15/2025 1,044,018
1,250,000 6.050%,  12/1/2026 1,276,520
1,900,000 5.250%,  7/1/2029 1,909,388
Helmerich & Payne, Inc.
2,700,000 4.650%,  12/1/2027
a
2,672,954
Kinder Morgan, Inc.
1,300,000 5.100%,  8/1/2029 1,301,870
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 2,999,905
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,499,759
1,300,000 1.750%,  3/1/2026 1,259,162
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,296,956
1,630,000 5.500%,  1/15/2026 1,638,047
Occidental Petroleum Corporation
3,096,000 5.875%,  9/1/2025 3,102,858
1,000,000 5.000%,  8/1/2027 1,000,730
ONEOK, Inc.
1,000,000 5.550%,  11/1/2026 1,011,532
2,000,000 4.250%,  9/24/2027 1,972,892
1,000,000 5.650%,  11/1/2028 1,021,843
Ovintiv, Inc.
900,000 5.650%,  5/15/2025 901,763
2,550,000 5.375%,  1/1/2026 2,558,579
Phillips 66 Company
1,200,000 4.950%,  12/1/2027 1,210,116
Plains All American Pipeline, LP/
PAA Finance Corporation
1,625,000 4.650%,  10/15/2025 1,624,015
Schlumberger Holdings
Corporation
875,000 5.000%,  5/29/2027
a
881,504
South Bow USA Infrastructure
Holdings, LLC
1,300,000 4.911%,  9/1/2027
a
1,295,250
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 664,661
Western Midstream Operating, LP
2,500,000 3.100%,  2/1/2025 2,500,000
Total 55,608,172
Financials  32.6%
ABN AMRO Bank NV
1,900,000 6.339%,  9/18/2027
a,b
1,943,615
AEGON Funding Company, LLC
1,875,000 5.500%,  4/16/2027
a,e
1,890,572

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Financials  32.6% - continued
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
$ 2,000,000 6.500%,  7/15/2025 $ 2,012,574
1,800,000 1.750%,  1/30/2026 1,748,425
750,000 2.450%,  10/29/2026 720,100
1,550,000 6.100%,  1/15/2027 1,583,335
1,665,000 6.450%,  4/15/2027 1,716,677
1,925,000 4.625%,  9/10/2029 1,885,584
Aircastle, Ltd.
3,400,000 5.250%,  8/11/2025
a
3,403,878
Allstate Corporation
1,000,000 0.750%,  12/15/2025 967,176
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025 4,770,026
American Express Company
2,000,000 5.098%,  2/16/2028
b
2,014,271
1,000,000 5.043%,  7/26/2028
b
1,006,490
635,000 5.085%,  1/30/2031
b
637,238
Aon North America, Inc.
1,900,000 5.125%,  3/1/2027 1,915,887
Apollo Debt Solutions BDC
2,630,000 6.900%,  4/13/2029
a
2,737,223
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,384,986
2,000,000 3.875%,  1/15/2026 1,978,919
1,200,000 2.150%,  7/15/2026 1,151,872
Ares Strategic Income Fund
1,400,000 5.700%,  3/15/2028
a
1,401,463
1,625,000 5.600%,  2/15/2030
a
1,605,118
Arthur J. Gallagher & Company
1,050,000 4.600%,  12/15/2027 1,046,355
1,050,000 4.850%,  12/15/2029 1,042,496
Associated Banc-Corp
1,300,000 6.455%,  8/29/2030
b
1,322,515
Australia & New Zealand Banking
Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,b
2,088,861
Aviation Capital Group, LLC
2,500,000 4.875%,  10/1/2025
a
2,498,251
Avolon Holdings Funding, Ltd.
2,150,000 5.500%,  1/15/2026
a
2,159,759
1,500,000 2.125%,  2/21/2026
a
1,455,715
650,000 4.250%,  4/15/2026
a
643,258
1,200,000 4.950%,  1/15/2028
a
1,191,046
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
982,608
2,000,000 5.365%,  7/15/2028
b
2,016,647
2,000,000 5.588%,  8/8/2028 2,037,385
Bank of America Corporation
1,650,000 3.384%,  4/2/2026
b
1,646,302
1,475,000 1.319%,  6/19/2026
b
1,456,030
2,000,000 4.827%,  7/22/2026
b
2,000,586
3,500,000 1.734%,  7/22/2027
b
3,349,233
Bank of Montreal
1,885,000 5.266%,  12/11/2026 1,905,910
3,000,000 5.370%,  6/4/2027
e
3,045,453
2,250,000 4.567%,  9/10/2027
b
2,245,168
Bank of New York Mellon
Corporation
800,000 4.700%,  9/20/2025
b,g
796,368
1,250,000 6.317%,  10/25/2029
b
1,313,373
Bank of New Zealand
3,200,000 4.846%,  2/7/2028
a
3,207,196
Principal
Amount Long-Term Fixed Income  99.2% Value
Financials  32.6% - continued
Bank of Nova Scotia
$ 1,065,000 4.900%,  6/4/2025
b,g
$ 1,061,681
2,000,000 4.404%,  9/8/2028
b,e
1,980,480
Barclays plc
1,900,000 6.496%,  9/13/2027
b
1,945,150
2,000,000 2.279%,  11/24/2027
b
1,909,523
950,000 5.674%,  3/12/2028
b
964,203
1,900,000 4.837%,  9/10/2028
b
1,893,709
Blackstone Private Credit Fund
1,650,000 4.700%,  3/24/2025 1,648,713
1,150,000 4.950%,  9/26/2027
a
1,135,670
Blackstone Secured Lending Fund
1,725,000 5.875%,  11/15/2027 1,750,797
2,100,000 5.350%,  4/13/2028 2,091,858
Blue Owl Capital Corporation II
1,250,000 8.450%,  11/15/2026 1,308,095
Blue Owl Credit Income
Corporation
1,100,000 4.700%,  2/8/2027 1,087,678
1,900,000 6.600%,  9/15/2029
a
1,941,736
Blue Owl Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,984,142
1,250,000 3.750%,  6/17/2026
a
1,213,076
Blue Owl Technology Finance
Corporation II
1,725,000 6.750%,  4/4/2029 1,750,857
BNP Paribas SA
2,200,000 1.323%,  1/13/2027
a,b
2,128,901
1,400,000 5.176%,  1/9/2030
a,b
1,404,702
Boston Properties, LP
2,500,000 3.650%,  2/1/2026 2,462,955
BPCE SA
1,750,000 5.975%,  1/18/2027
a,b
1,764,826
Camden Property Trust
1,900,000 5.850%,  11/3/2026 1,937,912
Canadian Imperial Bank of
Commerce
1,900,000 5.926%,  10/2/2026 1,938,522
2,000,000 5.237%,  6/28/2027 2,024,192
Capital One Financial Corporation
1,250,000 2.636%,  3/3/2026
b
1,247,588
1,500,000 4.985%,  7/24/2026
b
1,501,470
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,907,259
1,800,000 4.625%,  12/15/2029 1,713,406
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
b,g
597,462
1,750,000 4.000%,  6/1/2026
b,g
1,707,800
1,900,000 5.875%,  8/24/2026 1,934,746
Chubb INA Holdings, LLC
2,750,000 4.650%,  8/15/2029 2,731,974
Citadel, LP
2,550,000 6.000%,  1/23/2030
a
2,577,409
Citibank NA
1,875,000 5.438%,  4/30/2026 1,893,884
1,600,000 4.929%,  8/6/2026 1,608,338
2,150,000 4.876%,  11/19/2027
b
2,154,993
Citigroup, Inc.
1,000,000 4.000%,  12/10/2025
b,g
985,649
2,000,000 3.290%,  3/17/2026
b
1,996,054
1,075,000 3.106%,  4/8/2026
b
1,071,743
1,850,000 1.122%,  1/28/2027
b
1,784,778

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Financials  32.6% - continued
$ 1,100,000 5.174%,  2/13/2030
b
$ 1,103,101
Comerica, Inc.
665,000 5.625%,  7/1/2025
b,e,g
662,765
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,b
1,849,350
COPT Defense Properties, LP
550,000 2.250%,  3/15/2026 534,020
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027 1,949,357
Corebridge Global Funding
2,575,000 4.650%,  8/20/2027
a
2,567,296
Credit Agricole SA
1,250,000 1.247%,  1/26/2027
a,b
1,206,985
2,000,000 4.631%,  9/11/2028
a,b
1,977,820
1,200,000 5.230%,  1/9/2029
a,b
1,204,016
1,275,000 6.316%,  10/3/2029
a,b
1,325,037
Credit Suisse Group AG
810,000 7.500%,  N/A
*,h
68,850
Deutsche Bank AG
4,300,000 4.500%,  4/1/2025 4,296,948
3,000,000 6.000%,  10/30/2025
b,g
2,979,079
Deutsche Bank AG/New York, NY
1,450,000 2.129%,  11/24/2026
b
1,417,891
1,900,000 5.414%,  5/10/2029 1,930,291
1,300,000 4.999%,  9/11/2030
b
1,277,752
Discover Bank
2,175,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,203,992
Elevance Health, Inc.
1,500,000 4.500%,  10/30/2026 1,496,978
EPR Properties
3,125,000 4.950%,  4/15/2028 3,084,546
Fifth Third Bank NA
1,400,000 3.850%,  3/15/2026 1,384,370
First Horizon Bank
2,499,000 5.750%,  5/1/2030 2,501,391
First-Citizens Bank & Trust
Company
2,050,000 6.125%,  3/9/2028 2,106,303
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,899,491
3,000,000 3.400%,  1/15/2026 2,953,336
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,748,124
GATX Corporation
1,250,000 5.400%,  3/15/2027 1,263,955
Goldman Sachs Bank USA/New
York, NY
1,900,000 5.283%,  3/18/2027
b
1,911,990
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 970,279
Goldman Sachs Group, Inc.
325,000 4.250%,  10/21/2025 323,797
2,550,000 0.855%,  2/12/2026
b
2,547,488
2,000,000 3.800%,  5/10/2026
b,e,g
1,941,778
2,500,000 3.615%,  3/15/2028
b
2,438,166
1,900,000 4.482%,  8/23/2028
b
1,883,166
1,900,000 6.484%,  10/24/2029
b
1,994,951
Highwoods Realty, LP
1,770,000 4.200%,  4/15/2029 1,684,945
HSBC Holdings plc
1,750,000 2.999%,  3/10/2026
b
1,746,547
1,575,000 1.645%,  4/18/2026
b
1,564,823
Principal
Amount Long-Term Fixed Income  99.2% Value
Financials  32.6% - continued
$ 2,150,000 5.130%,  11/19/2028
b
$ 2,155,365
HSBC USA, Inc.
1,250,000 5.294%,  3/4/2027 1,267,583
ING Groep NV
2,000,000 1.726%,  4/1/2027
b
1,930,254
2,000,000 4.017%,  3/28/2028
b
1,963,341
J.P. Morgan Chase & Company
1,200,000 2.005%,  3/13/2026
b
1,196,343
1,100,000 2.083%,  4/22/2026
b
1,093,572
2,000,000 3.650%,  6/1/2026
b,g
1,949,019
3,500,000 1.045%,  11/19/2026
b
3,400,209
1,275,000 1.040%,  2/4/2027
b
1,229,287
1,850,000 5.571%,  4/22/2028
b
1,880,117
2,750,000 4.979%,  7/22/2028
b
2,761,207
1,700,000 4.851%,  7/25/2028
b
1,702,514
KeyBank NA/Cleveland, OH
1,500,000 4.700%,  1/26/2026 1,499,618
Kilroy Realty, LP
2,881,000 4.375%,  10/1/2025 2,867,081
Lincoln Financial Global Funding
1,000,000 5.300%,  1/13/2030
a
1,009,611
Lloyds Banking Group plc
350,000 4.582%,  12/10/2025 349,026
950,000 5.985%,  8/7/2027
b
964,057
1,875,000 5.462%,  1/5/2028
b
1,892,681
2,000,000 3.750%,  3/18/2028
b
1,951,420
1,500,000 5.087%,  11/26/2028
b
1,503,766
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
b,g
1,649,276
Macquarie Airfinance Holdings,
Ltd.
604,000 6.400%,  3/26/2029
a
622,401
1,300,000 5.150%,  3/17/2030
a
1,278,810
Manufacturers & Traders Trust
Company
2,000,000 5.400%,  11/21/2025 2,009,268
2,000,000 4.650%,  1/27/2026 1,999,340
MassMutual Global Funding II
1,900,000 4.850%,  1/17/2029
a
1,904,601
Met Tower Global Funding
1,900,000 5.400%,  6/20/2026
a,e
1,921,597
2,000,000 4.000%,  10/1/2027
a
1,965,450
Metropolitan Life Global Funding I
1,900,000 5.400%,  9/12/2028
a
1,935,168
Mitsubishi UFJ Financial Group,
Inc.
1,125,000 2.193%,  2/25/2025 1,123,358
Morgan Stanley
2,075,000 5.000%,  11/24/2025 2,079,046
1,500,000 4.679%,  7/17/2026
b
1,499,317
2,250,000 6.138%,  10/16/2026
b
2,271,366
1,500,000 0.985%,  12/10/2026
b
1,452,241
1,000,000 1.593%,  5/4/2027
b
961,683
1,875,000 5.652%,  4/13/2028
b
1,906,890
3,000,000 5.164%,  4/20/2029
b
3,017,318
785,000 5.449%,  7/20/2029
b
796,898
Morgan Stanley Bank NA
2,850,000 4.447%,  10/15/2027
b
2,836,323
1,900,000 5.016%,  1/12/2029
b
1,907,518
Morgan Stanley Direct Lending
Fund
2,825,000 6.150%,  5/17/2029
a
2,840,542
National Bank of Canada
2,700,000 5.600%,  7/2/2027
b
2,730,525

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Financials  32.6% - continued
NatWest Group plc
$ 1,250,000 5.847%,  3/2/2027
b
$ 1,263,446
New York Life Global Funding
1,900,000 4.900%,  6/13/2028
a
1,910,734
2,500,000 5.000%,  6/6/2029
a,e
2,520,719
Nomura Holdings, Inc.
1,500,000 2.329%,  1/22/2027 1,427,176
2,700,000 5.594%,  7/2/2027 2,739,855
Nordea Bank Abp
3,300,000 1.500%,  9/30/2026
a
3,133,482
Northwestern Mutual Global
Funding
1,900,000 4.900%,  6/12/2028
a
1,909,017
Omega Healthcare Investors, Inc.
1,630,000 5.250%,  1/15/2026 1,633,336
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,124,010
PNC Financial Services Group,
Inc.
2,500,000 3.400%,  9/15/2026
b,g
2,373,794
2,000,000 4.758%,  1/26/2027
b
1,998,860
1,250,000 6.615%,  10/20/2027
b
1,288,481
1,575,000 5.582%,  6/12/2029
b
1,608,475
Pricoa Global Funding I
1,250,000 5.550%,  8/28/2026
a
1,268,521
Principal Life Global Funding II
1,600,000 0.875%,  1/12/2026
a
1,546,218
2,000,000 4.800%,  1/9/2028
a
2,000,058
Realty Income Corporation
546,000 4.875%,  6/1/2026 547,308
Regions Financial Corporation
2,215,000 2.250%,  5/18/2025 2,199,603
1,200,000 5.722%,  6/6/2030
b
1,220,326
RGA Global Funding
2,500,000 5.448%,  5/24/2029
a
2,537,901
Royal Bank of Canada
2,100,000 5.069%,  7/23/2027
b
2,110,997
3,000,000 4.510%,  10/18/2027
b
2,989,152
1,900,000 5.200%,  8/1/2028 1,923,474
1,250,000 4.950%,  2/1/2029 1,255,341
Santander Holdings USA, Inc.
400,000 3.450%,  6/2/2025 398,043
1,750,000 2.490%,  1/6/2028
b
1,667,650
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
b
1,054,898
Simon Property Group, LP
1,000,000 3.300%,  1/15/2026 987,982
Societe Generale SA
2,000,000 1.488%,  12/14/2026
a,b
1,939,720
2,150,000 5.250%,  2/19/2027
a
2,152,573
2,000,000 5.500%,  4/13/2029
a,b
2,004,386
Standard Chartered plc
2,100,000 2.608%,  1/12/2028
a,b
2,005,291
1,250,000 5.688%,  5/14/2028
a,b
1,266,463
1,600,000 5.545%,  1/21/2029
a,b
1,615,515
State Street Corporation
2,000,000 5.751%,  11/4/2026
b
2,016,253
2,200,000 5.684%,  11/21/2029
b,e
2,266,839
Sumitomo Mitsui Financial Group,
Inc.
1,750,000 0.948%,  1/12/2026 1,692,589
2,400,000 2.174%,  1/14/2027 2,288,828
1,900,000 5.716%,  9/14/2028 1,950,125
Principal
Amount Long-Term Fixed Income  99.2% Value
Financials  32.6% - continued
Sumitomo Mitsui Trust Bank, Ltd.
$ 1,900,000 5.650%,  9/14/2026
a
$ 1,928,315
Synchrony Financial
3,500,000 4.500%,  7/23/2025 3,493,303
1,000,000 5.935%,  8/2/2030
b,e
1,013,077
Synovus Bank
3,155,000 5.625%,  2/15/2028 3,178,867
Toronto-Dominion Bank
2,550,000 4.861%,  1/31/2028 2,551,116
Truist Financial Corporation
825,000 4.950%,  9/1/2025
b,g
821,428
1,350,000 4.260%,  7/28/2026
b
1,346,298
1,900,000 1.267%,  3/2/2027
b
1,829,164
U.S. Bancorp
2,000,000 5.727%,  10/21/2026
b
2,012,828
1,000,000 6.787%,  10/26/2027
b
1,032,672
1,750,000 4.548%,  7/22/2028
b
1,739,339
950,000 5.384%,  1/23/2030
b
962,296
2,000,000 5.100%,  7/23/2030
b
1,999,027
UBS Group AG
5,650,000 1.305%,  2/2/2027
a,b
5,454,453
1,900,000 6.327%,  12/22/2027
a,b
1,949,785
1,625,000 6.850%,  9/10/2029
a,b,g
1,628,633
2,200,000 5.428%,  2/8/2030
a,b
2,225,423
Wells Fargo & Company
2,000,000 3.908%,  4/25/2026
b
1,995,756
1,500,000 4.540%,  8/15/2026
b
1,498,240
1,650,000 3.526%,  3/24/2028
b
1,604,411
1,500,000 5.707%,  4/22/2028
b
1,524,763
1,900,000 5.574%,  7/25/2029
b
1,935,801
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
b
1,059,953
Westpac New Zealand, Ltd.
2,500,000 5.132%,  2/26/2027
a
2,522,524
1,900,000 4.902%,  2/15/2028
a
1,903,898
Total 405,994,665
Foreign Government  0.5%
NBN Company, Ltd.
2,000,000 1.450%,  5/5/2026
a
1,921,910
1,300,000 4.000%,  10/1/2027
a
1,278,642
Syngenta Finance NV
3,352,000 4.892%,  4/24/2025
a
3,348,399
Total 6,548,951
Mortgage-Backed Securities  0.8%
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
10,000,000 5.500%,  2/1/2041
f
9,875,531
38,319
6.501%,  (RFUCCT1Y +
1.502%), 1/1/2043
b
38,848
Total 9,914,379
Technology  2.6%
Applied Materials, Inc.
1,275,000 4.800%,  6/15/2029 1,282,585
Broadcom, Inc.
2,000,000 4.150%,  2/15/2028 1,965,077
2,000,000 4.800%,  4/15/2028 2,002,512
2,650,000 5.050%,  7/12/2029 2,660,577
Fiserv, Inc.
1,900,000 5.150%,  3/15/2027 1,916,622

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Technology  2.6% - continued
$ 1,900,000 5.450%,  3/2/2028 $ 1,932,808
Global Payments, Inc.
875,000 2.650%,  2/15/2025 873,870
Hewlett Packard Enterprise
Company
650,000 4.450%,  9/25/2026 647,239
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,481,401
Microchip Technology, Inc.
650,000 5.050%,  3/15/2029 648,913
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025 1,596,871
Oracle Corporation
1,250,000 2.950%,  5/15/2025 1,243,998
1,900,000 4.500%,  5/6/2028 1,886,865
1,600,000 4.800%,  8/3/2028 1,600,975
1,625,000 4.200%,  9/27/2029 1,574,484
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,497,762
Roper Technologies, Inc.
1,925,000 4.500%,  10/15/2029 1,894,239
SK Hynix, Inc.
1,250,000 5.500%,  1/16/2027
a
1,261,571
VeriSign, Inc.
1,810,000 5.250%,  4/1/2025 1,810,179
VMware, LLC
650,000 1.400%,  8/15/2026 617,982
Total 32,396,530
Transportation  1.3%
Air Canada
3,125,000 3.875%,  8/15/2026
a
3,046,038
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,008,095
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
712,500 4.500%,  10/20/2025
a
709,279
ERAC USA Finance, LLC
1,250,000 5.000%,  2/15/2029
a
1,255,347
Mileage Plus Holdings, LLC
1,550,000 6.500%,  6/20/2027
a
1,563,672
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 3.950%,  3/10/2025
a
999,228
1,200,000 1.200%,  11/15/2025
a
1,166,309
TTX Company
2,500,000 5.500%,  9/25/2026
a
2,532,799
United Airlines, Inc.
3,125,000 4.375%,  4/15/2026
a
3,079,812
Total 16,360,579
U.S. Government & Agencies  6.0%
U.S. Treasury Notes
52,995,000 3.500%,  1/31/2028 51,908,188
23,660,000 4.000%,  10/31/2029 23,317,115
Total 75,225,303
Utilities  4.6%
AES Corporation
2,750,000 3.300%,  7/15/2025
a
2,727,078
Principal
Amount Long-Term Fixed Income  99.2% Value
Utilities  4.6% - continued
American Electric Power
Company, Inc.
$ 3,000,000 5.699%,  8/15/2025 $ 3,012,795
1,425,000 1.000%,  11/1/2025 1,385,878
1,255,000 5.200%,  1/15/2029 1,262,072
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,198,125
1,100,000 5.250%,  8/10/2026 1,108,542
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,937,476
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,261,729
DTE Energy Company
2,100,000 4.950%,  7/1/2027 2,108,495
1,550,000 5.100%,  3/1/2029 1,555,110
Duke Energy Carolinas, LLC
2,000,000 4.850%,  3/15/2030 2,002,452
Duke Energy Corporation
1,085,000 0.900%,  9/15/2025 1,060,971
Enel Finance International NV
2,000,000 6.800%,  10/14/2025
a
2,029,530
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,927,613
Exelon Corporation
1,275,000 5.150%,  3/15/2028 1,285,944
Georgia Power Company
1,900,000 4.650%,  5/16/2028 1,895,682
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,494,165
National Rural Utilities Cooperative
Finance Corporation
1,900,000 5.100%,  5/6/2027 1,920,359
1,900,000 4.800%,  3/15/2028 1,905,565
637,000
7.459%,  (TSFR3M +
3.172%), 4/30/2043
b
637,816
Nevada Power Company
1,275,000 6.250%,  5/15/2055
b
1,279,170
NextEra Energy Capital Holdings,
Inc.
2,000,000 5.749%,  9/1/2025 2,010,582
1,600,000 4.850%,  2/4/2028 1,600,379
1,600,000 5.050%,  3/15/2030 1,597,626
NiSource, Inc.
1,080,000 0.950%,  8/15/2025 1,059,036
Pacific Gas and Electric Company
1,900,000 5.550%,  5/15/2029 1,893,651
Sempra
3,250,000 3.300%,  4/1/2025 3,241,923
Southern California Edison
Company
2,350,000 4.875%,  2/1/2027 2,335,477
Southern Company
1,100,000 4.000%,  1/15/2051
b
1,083,358
1,250,000 3.750%,  9/15/2051
b
1,213,689
Vistra Operations Company, LLC
3,000,000 5.125%,  5/13/2025
a
3,000,411
1,400,000 5.050%,  12/30/2026
a
1,401,236

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Utilities  4.6% - continued
WEC Energy Group, Inc.
$ 794,000 5.600%,  9/12/2026 $ 804,286
Total 57,238,221
Total Long-Term Fixed Income
(cost $1,243,500,680) 1,236,953,408
Shares
Collateral Held for Securities
Loaned 1.1% Value
12,983,162 Thrivent Cash Management Trust 12,983,162
Total Collateral Held for
Securities Loaned
(cost $12,983,162) 12,983,162
Shares Preferred Stock 0.1% Value
Financials  0.1%
54,000 Citigroup Capital XIII, 10.919%
b
1,665,360
Total 1,665,360
Total Preferred Stock
(cost $1,490,400) 1,665,360
Shares or
Principal
Amount Short-Term Investments 1.6% Value
Federal Home Loan Bank Discount
Notes
3,980,000 4.180%, 2/3/2025
i
3,978,605
Federal Home Loan Mortgage
Corporation Discount Notes
5,000,000 4.210%, 2/7/2025
i
4,995,912
Federal National Mortgage
Association Discount Notes
2,000,000 4.170%, 2/3/2025
i
1,999,299
U.S. Treasury Bills
2,500,000 4.246%, 2/4/2025
i
2,499,708
4,000,000 4.210%, 2/13/2025
i
3,995,280
2,500,000 4.253%, 3/4/2025
i
2,491,435
Total Short-Term Investments
(cost $19,960,338) 19,960,239
Total Investments (cost
$1,277,934,580) 102.0% $1,271,562,169
Other Assets and Liabilities, Net
(2.0%) (25,001,022)
Total Net Assets 100.0% $1,246,561,147
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $532,822,645 or
42.7% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2025.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited
Maturity Bond Fund as of January 31, 2025 was $68,850 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of January 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 810,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of January 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 12,569,575
Total lending $12,569,575
Gross amount payable upon return of
collateral for securities loaned $12,983,162
Net amounts due to counterparty $413,587
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 222,302,100 – 222,302,100 –
Basic Materials 17,262,821 – 17,262,821 –
Capital Goods 30,263,309 – 30,263,309 –
Collateralized Mortgage Obligations 128,150,171 – 128,150,171 –
Commercial Mortgage-Backed Securities 7,131,259 – 7,131,259 –
Communications Services 40,826,190 – 40,826,190 –
Consumer Cyclical 65,081,005 – 65,081,005 –
Consumer Non-Cyclical 66,649,753 – 66,649,753 –
Energy 55,608,172 – 55,608,172 –
Financials 405,994,665 – 405,994,665 –
Foreign Government 6,548,951 – 6,548,951 –
Mortgage-Backed Securities 9,914,379 – 9,914,379 –
Technology 32,396,530 – 32,396,530 –
Transportation 16,360,579 – 16,360,579 –
U.S. Government & Agencies 75,225,303 – 75,225,303 –
Utilities 57,238,221 – 57,238,221 –
Preferred Stock
Financials 1,665,360 1,665,360 – –
Short-Term Investments 19,960,239 – 19,960,239 –
Subtotal Investments in Securities $1,258,579,007 $1,665,360 $1,256,913,647 $–
Other Investments  * Total
Collateral Held for Securities Loaned 12,983,162
Subtotal Other Investments $12,983,162
Total Investments at Value $1,271,562,169
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $12,218 $22,004 $21,239 $12,983 12,983 1.1%
Total Collateral Held for Securities Loaned 12,218 12,983 1.1
Total Value $12,218 $12,983
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– $ – $13
Total Affiliated Income from Securities Loaned, Net $13
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96.1% Value
Communications Services  3.8%
12,064 Cargurus, Inc.
a
$ 472,909
13,196 Pinterest, Inc.
a
434,940
4,117 Trade Desk, Inc.
a
488,605
Total 1,396,454
Consumer Discretionary  13.5%
3,432 Champion Homes, Inc.
a
316,877
7,122 Chipotle Mexican Grill, Inc.
a
415,569
2,488 Deckers Outdoor Corporation
a
441,272
2,745 DoorDash, Inc.
a
518,338
1,463 Hilton Worldwide Holdings, Inc. 374,630
1,280 Lululemon Athletica, Inc.
a
530,176
41 NVR, Inc.
a
328,663
1,122 Pool Corporation 386,248
3,562 Ross Stores, Inc. 536,295
4,910 SharkNinja, Inc.
a
548,987
4,941 Wyndham Hotels & Resorts, Inc. 518,904
Total 4,915,959
Consumer Staples  2.8%
958 Casey's General Stores, Inc. 404,056
2,832 e.l.f. Beauty, Inc.
a
282,945
2,438 J & J Snack Foods Corporation 334,567
Total 1,021,568
Energy  2.1%
4,651 Matador Resources Company 269,758
16,020 TechnipFMC plc 481,401
Total 751,159
Financials  11.7%
1,136 Arthur J. Gallagher & Company 342,867
1,821 Fiserv, Inc.
a
393,409
2,432 Houlihan Lokey, Inc. 441,943
2,158 Jack Henry & Associates, Inc. 375,686
1,051 Kinsale Capital Group, Inc. 464,479
4,009 Northern Trust Corporation 450,171
4,388 Robinhood Markets, Inc.
a
227,956
8,887 TPG, Inc. 597,651
5,724 Tradeweb Markets, Inc. 726,376
2,729 Western Alliance Bancorp 239,797
Total 4,260,335
Health Care  12.7%
475 Argenx SE ADR
a
311,187
1,858 Cencora, Inc. 472,322
6,378 Dexcom, Inc.
a
553,802
3,840 Encompass Health Corporation 381,197
3,692 Exact Sciences Corporation
a
206,937
6,469 Globus Medical, Inc.
a
599,806
2,737 HealthEquity, Inc.
a
302,219
990 IDEXX Laboratories, Inc.
a
417,829
1,071 Natera, Inc.
a
189,481
677 Penumbra, Inc.
a
180,739
2,682 Repligen Corporation
a
445,775
861 STERIS plc 189,980
1,077 West Pharmaceutical Services,
Inc. 367,849
Total 4,619,123
Industrials  18.7%
2,797 Advanced Drainage Systems, Inc. 338,185
3,710 BWX Technologies, Inc. 418,970
1,998 Clean Harbors, Inc.
a
465,534
Shares Common Stock  96.1% Value
Industrials  18.7% - continued
982 EMCOR Group, Inc. $ 439,995
12,199 ExlService Holdings, Inc.
a
613,122
5,950 Fastenal Company 435,778
5,977 Howmet Aerospace, Inc. 756,569
6,183 nVent Electric plc 402,451
2,573 Old Dominion Freight Line, Inc. 477,575
2,570 Regal Rexnord Corporation 407,936
1,199 Rockwell Automation, Inc. 333,838
674 Saia, Inc.
a
323,594
4,775 TransUnion 473,919
2,972 Waste Connections, Inc. 546,164
794 Watsco, Inc. 380,000
Total 6,813,630
Information Technology  25.3%
7,007 Amphenol Corporation 495,955
4,707 Arista Networks, Inc.
a
542,388
1,184 CrowdStrike Holdings, Inc.
a
471,315
1,256 CyberArk Software, Ltd.
a
465,951
8,242 Dynatrace Holdings, LLC
a
475,975
228 Fair Isaac Corporation
a
427,172
938 Gartner, Inc.
a
509,174
6,785 Gitlab, Inc.
a
493,677
1,849 Globant SA
a
394,429
2,568 Guidewire Software, Inc.
a
542,541
911 HubSpot, Inc.
a
710,152
9,485 JFrog, Ltd.
a
329,699
6,492 Lattice Semiconductor
Corporation
a
370,174
4,087 Marvell Technology, Inc. 461,259
1,819 MongoDB, Inc.
a
497,169
1,654 Onto Innovation, Inc.
a
338,673
3,034 PTC, Inc.
a
587,018
7,047 Trimble, Inc.
a
528,243
902 Tyler Technologies, Inc.
a
542,679
Total 9,183,643
Materials  2.0%
710 Martin Marietta Materials, Inc. 386,325
2,716 RPM International, Inc. 343,846
Total 730,171
Real Estate  2.2%
2,667 CBRE Group, Inc.
a
386,022
5,155 CoStar Group, Inc.
a
394,873
Total 780,895
Utilities  1.3%
2,818 Vistra Energy Corporation 473,509
Total 473,509
Total Common Stock
(cost $26,903,586) 34,946,446
Shares
Registered Investment
Companies   2.4% Value
U.S. Unaffiliated   2.4%
1,998 SPDR S&P Biotech ETF
b
185,155
515 SPDR S&P Oil & Gas Exploration
ETF
b
69,092
1,356 SPDR S&P Regional Banking ETF
b
87,001

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  2.4% Value
U.S. Unaffiliated   2.4%  - continued
2,675 SPDR S&P Software & Services
ETF $ 519,913
Total 861,161
Total Registered Investment
Companies (cost $847,696) 861,161
Shares
Collateral Held for Securities
Loaned 0.7% Value
241,550 Thrivent Cash Management Trust 241,550
Total Collateral Held for
Securities Loaned
(cost $241,550) 241,550
Shares Short-Term Investments 1.4% Value
Thrivent Core Short-Term Reserve
Fund
50,266 4.630% 502,662
Total Short-Term Investments
(cost $502,662) 502,662
Total Investments (cost
$28,495,494) 100.6% $36,551,819
Other Assets and Liabilities, Net
(0.6%) (206,794)
Total Net Assets 100.0% $36,345,025
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of January 31, 2025:
Securities Lending Transactions
Common Stock $ 233,891
Total lending $233,891
Gross amount payable upon return of
collateral for securities loaned $241,550
Net amounts due to counterparty $7,659
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,396,454 1,396,454 – –
Consumer Discretionary 4,915,959 4,915,959 – –
Consumer Staples 1,021,568 1,021,568 – –
Energy 751,159 751,159 – –
Financials 4,260,335 4,260,335 – –
Health Care 4,619,123 4,619,123 – –
Industrials 6,813,630 6,813,630 – –
Information Technology 9,183,643 9,183,643 – –
Materials 730,171 730,171 – –
Real Estate 780,895 780,895 – –
Utilities 473,509 473,509 – –
Registered Investment Companies
U.S. Unaffiliated 861,161 861,161 – –
Subtotal Investments in Securities $35,807,607 $35,807,607 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 502,662
Collateral Held for Securities Loaned 241,550
Subtotal Other Investments $744,212
Total Investments at Value $36,551,819
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $748 $3,036 $3,281 $503 50 1.4%
Total Affiliated Short-Term Investments 748 503 1.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   131 942 831 242 242 0.7
Total Collateral Held for Securities Loaned 131 242 0.7
Total Value $879 $745
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $– $10
Total Income/Non Cash Income from Affiliated Investments $10
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98 .1 % Value
Consumer Discretionary  11.7%
854,521 Champion Homes, Inc.
a
$ 78,897,924
338,892 Crocs, Inc.
a
34,590,706
256,280 Deckers Outdoor Corporation
a
45,453,821
438,569 Garmin, Ltd. 94,665,119
222,733 Lululemon Athletica, Inc.
a
92,256,008
14,401 NVR, Inc.
a
115,441,008
Total 461,304,586
Consumer Staples  4.3%
672,349 BJ's Wholesale Club Holdings,
Inc.
a
66,596,169
159,207 Casey's General Stores, Inc. 67,148,736
652,851 Tyson Foods, Inc. 36,879,553
Total 170,624,458
Energy  4.8%
1,931,078 Devon Energy Corporation 65,849,760
1,200,919 Expand Energy Corporation 122,013,370
Total 187,863,130
Financials  16.4%
1,729,123 Ally Financial, Inc. 67,383,923
132,731 Ameriprise Financial, Inc. 72,120,716
863,113 Arch Capital Group, Ltd. 80,329,927
209,561 Kinsale Capital Group, Inc. 92,613,388
690,021 Northern Trust Corporation 77,482,458
1,630,885 Radian Group, Inc. 55,482,708
484,405 Tradeweb Markets, Inc. 61,470,995
807,477 Western Alliance Bancorp 70,953,004
1,156,766 Zions Bancorp NA 66,930,481
Total 644,767,600
Health Care  9.3%
163,012 Align Technology, Inc.
a
35,717,559
668,038 Edwards Lifesciences Corporation
a
48,399,353
204,504 Humana, Inc. 59,966,708
426,748 Neurocrine Biosciences, Inc.
a
64,788,881
1,414,450 Progyny, Inc.
a
32,772,807
328,199 Sarepta Therapeutics, Inc.
a
37,322,790
113,303 United Therapeutics Corporation
a
39,788,615
111,431 Waters Corporation
a
46,297,352
Total 365,054,065
Industrials  20.6%
85,285 Axon Enterprise, Inc.
a
55,621,171
423,282 Expeditors International of
Washington, Inc. 48,076,369
912,399 Fastenal Company 66,824,103
660,707 Howmet Aerospace, Inc. 83,632,292
396,839 Leidos Holdings, Inc. 56,363,043
252,711 Lincoln Electric Holdings, Inc. 50,233,892
361,480 Old Dominion Freight Line, Inc. 67,094,303
246,449 Quanta Services, Inc. 75,810,177
278,039 Rockwell Automation, Inc. 77,414,399
1,535,153 Southwest Airlines Company 47,144,549
963,504 Timken Company 77,340,466
139,578 United Rentals, Inc. 105,808,499
Total 811,363,263
Information Technology  14.9%
607,663 Ciena Corporation
a
52,951,754
417,425 Datadog, Inc.
a
59,570,722
1,359,644 DocuSign, Inc.
a
131,518,364
171,725 MongoDB, Inc.
a
46,935,877
Shares Common Stock  98.1% Value
Information Technology  14.9% - continued
866,998 ON Semiconductor Corporation
a
$ 45,378,675
870,063 Qorvo, Inc.
a
72,197,828
1,808,822 Trimble, Inc.
a
135,589,297
904,811 Varonis Systems, Inc.
a
41,042,227
Total 585,184,744
Materials  5.2%
405,409 Albemarle Corporation 34,131,384
630,755 Ball Corporation 35,133,053
353,192 Celanese Corporation 25,090,760
850,125 Steel Dynamics, Inc. 108,986,025
Total 203,341,222
Real Estate  4.5%
96,294 Alexandria Real Estate Equities,
Inc. 9,374,221
251,031 Extra Space Storage, Inc. 38,658,774
656,081 First Industrial Realty Trust, Inc. 35,028,164
483,069 SBA Communications Corporation 95,435,112
Total 178,496,271
Utilities  6.4%
1,146,924 Alliant Energy Corporation 67,530,885
2,126,882 CenterPoint Energy, Inc. 69,272,547
1,845,141 NiSource, Inc. 68,823,759
279,668 Vistra Energy Corporation 46,992,614
Total 252,619,805
Total Common Stock
(cost $2,683,035,605) 3,860,619,144
Shares or
Principal
Amount Short-Term Investments 2 .4 % Value
Federal Home Loan Bank Discount
Notes
10,000,000 4.230%, 2/5/2025
b
9,994,160
5,000,000 4.230%, 2/10/2025
b
4,994,160
Federal Home Loan Mortgage
Corporation Discount Notes
5,000,000 4.235%, 2/18/2025
b
4,989,487
Thrivent Core Short-Term Reserve
Fund
2,505,940 4.630% 25,059,402
U.S. Treasury Bills
15,000,000 4.247%, 2/4/2025
b
14,998,246
10,000,000 4.235%, 2/11/2025
b
9,990,567
10,000,000 4.240%, 2/18/2025
b
9,982,302
15,000,000 4.253%, 3/4/2025
b
14,948,613
Total Short-Term Investments
(cost $94,925,174) 94,956,937
Total Investments (cost
$2,777,960,779) 100.5% $ 3,955,576,081
Other Assets and Liabilities, Net
(0.5%) (17,726,807)
Total Net Assets 100.0% $ 3,937,849,274
a Non-income producing security.
b The interest rate shown reflects the yield.

Mid Cap Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 461,304,586 461,304,586 – –
Consumer Staples 170,624,458 170,624,458 – –
Energy 187,863,130 187,863,130 – –
Financials 644,767,600 644,767,600 – –
Health Care 365,054,065 365,054,065 – –
Industrials 811,363,263 811,363,263 – –
Information Technology 585,184,744 585,184,744 – –
Materials 203,341,222 203,341,222 – –
Real Estate 178,496,271 178,496,271 – –
Utilities 252,619,805 252,619,805 – –
Short-Term Investments 69,897,535 – 69,897,535 –
Subtotal Investments in Securities $ 3,930,516,679 $ 3,860,619,144 $ 69,897,535 $ –
Other Investments  * Total
Affiliated Short-Term Investments 25,059,402
Subtotal Other Investments $ 25,059,402
Total Investments at Value $ 3,955,576,081
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $ 105,411 $ 110,953 $ 191,305 $ 25,059 2,506 0.6%
Total Affiliated Short-Term Investments 105,411 25,059 0.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 62,691 62,691 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $ 105,411 $ 25,059
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $1 ($1) $ – $953
Total Income/Non Cash Income from Affiliated Investments $953
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 6
Total Affiliated Income from Securities Loaned, Net $6
Total $1 ($1) $ –

Mid Cap Value Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.4% Value
Communications Services  2.9%
18,122 Imax Corporation
a
$ 426,773
6,357 Verizon Communications, Inc. 250,402
15,018 Warner Brothers Discovery, Inc.
a
156,788
Total 833,963
Consumer Discretionary  11.2%
5,132 Cheesecake Factory, Inc. 288,162
5,121 Columbia Sportswear Company 452,185
2,747 D.R. Horton, Inc. 389,799
6,044 Gildan Activewear, Inc. 311,931
2,969 Lear Corporation 279,353
9,192 Six Flags Entertainment
Corporation 405,275
4,690 Tapestry, Inc. 342,089
3,114 Wyndham Hotels & Resorts, Inc. 327,032
9,461 Yum China Holding, Inc. 437,571
Total 3,233,397
Consumer Staples  5.0%
2,681 J & J Snack Foods Corporation 367,914
3,669 J.M. Smucker Company 392,180
4,662 Lamb Weston Holdings, Inc. 279,440
5,245 Sysco Corporation 382,465
Total 1,421,999
Energy  7.1%
15,887 Coterra Energy, Inc. 440,388
12,165 Devon Energy Corporation 414,826
11,534 Enterprise Products Partners, LP 376,585
4,555 Expand Energy Corporation 462,788
10,611 Noble Corporation plc 340,083
Total 2,034,670
Financials  19.5%
39,379 AGNC Investment Corporation 392,609
2,670 Allstate Corporation 513,521
2,197 Capital One Financial Corporation 447,551
9,167 Carlyle Group, Inc. 514,819
4,702 Charles Schwab Corporation 388,949
8,735 Equitable Holdings, Inc. 475,359
2,320 Jack Henry & Associates, Inc. 403,889
3,076 M&T Bank Corporation 619,014
3,143 Selective Insurance Group, Inc. 264,420
4,877 Texas Capital Bancshares, Inc.
a
385,039
13,901 U.S. Bancorp 664,190
2,737 Voya Financial, Inc. 194,300
2,746 Wintrust Financial Corporation 359,204
Total 5,622,864
Health Care  9.9%
6,766 Acadia Healthcare Company, Inc.
a
305,214
13,879 Avantor, Inc.
a
309,224
7,228 Baxter International, Inc. 235,344
5,734 Henry Schein, Inc.
a
458,720
824 Humana, Inc. 241,622
2,623 Johnson & Johnson 399,089
1,889 Labcorp Holdings, Inc. 471,872
2,653 Sanofi SA ADR 144,164
526 UnitedHealth Group, Inc. 285,350
Total 2,850,599
Industrials  14.8%
3,564 AGCO Corporation 372,189
597 Carlisle Companies, Inc. 232,508
Shares Common Stock  98.4% Value
Industrials  14.8% - continued
7,857 Flowserve Corporation $ 492,005
6,762 Fluor Corporation
a
325,996
901 General Dynamics Corporation 231,539
8,022 Hexcel Corporation 523,034
1,885 JB Hunt Transport Services, Inc. 322,750
6,970 MSC Industrial Direct Company,
Inc. 560,458
7,095 Robert Half, Inc. 459,685
2,925 United Airlines Holdings, Inc.
a
309,582
12,155 Werner Enterprises, Inc. 438,795
Total 4,268,541
Information Technology  7.8%
3,393 Coherent Corporation
a
307,033
1,844 CommVault Systems, Inc.
a
293,675
1,917 Jabil, Inc. 311,340
13,862 Knowles Corporation
a
262,408
4,940 MKS Instruments, Inc. 559,603
1,214 PTC, Inc.
a
234,885
4,311 Western Digital Corporation
a
280,775
Total 2,249,719
Materials  6.6%
6,310 Alcoa Corporation 222,869
10,263 Axalta Coating Systems, Ltd.
a
368,852
3,033 Celanese Corporation 215,464
3,168 CF Industries Holdings, Inc. 292,121
3,519 Nucor Corporation 451,945
4,098 West Fraser Timber Company, Ltd. 355,625
Total 1,906,876
Real Estate  5.1%
726 AvalonBay Communities, Inc. 160,816
2,104 CBRE Group, Inc.
a
304,533
4,088 Crown Castle, Inc. 364,977
17,478 Healthcare Realty Trust, Inc. 292,756
2,045 Simon Property Group, Inc. 355,544
Total 1,478,626
Utilities  8.5%
6,276 Alliant Energy Corporation 369,531
851 Constellation Energy Corporation 255,283
2,310 DTE Energy Company 276,923
3,202 Duke Energy Corporation 358,592
5,833 Evergy, Inc. 374,303
12,790 NiSource, Inc. 477,067
1,933 Vistra Energy Corporation 324,802
Total 2,436,501
Total Common Stock
(cost $23,360,284) 28,337,755
Shares Short-Term Investments 1.9% Value
Thrivent Core Short-Term Reserve
Fund
54,237 4.630% 542,366
Total Short-Term Investments
(cost $542,365) 542,366
Total Investments (cost
$23,902,649) 100.3% $28,880,121
Other Assets and Liabilities, Net
(0.3%) (99,088)
Total Net Assets 100.0% $28,781,033

Mid Cap Value Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 833,963 833,963 – –
Consumer Discretionary 3,233,397 3,233,397 – –
Consumer Staples 1,421,999 1,421,999 – –
Energy 2,034,670 2,034,670 – –
Financials 5,622,864 5,622,864 – –
Health Care 2,850,599 2,850,599 – –
Industrials 4,268,541 4,268,541 – –
Information Technology 2,249,719 2,249,719 – –
Materials 1,906,876 1,906,876 – –
Real Estate 1,478,626 1,478,626 – –
Utilities 2,436,501 2,436,501 – –
Subtotal Investments in Securities $28,337,755 $28,337,755 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 542,366
Subtotal Other Investments $542,366
Total Investments at Value $28,880,121
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $377 $2,603 $2,438 $542 54 1.9%
Total Affiliated Short-Term Investments 377 542 1.9
Total Value $377 $542
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $– $4
Total Income/Non Cash Income from Affiliated Investments $4
Total $– $– $–

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   43.4% Value
U.S. Affiliated   42.8%
7,300,263 Thrivent Core Emerging Markets
Debt Fund $ 60,081,165
2,256,596 Thrivent Core Emerging Markets
Equity Fund 21,189,438
1,214,597 Thrivent Core International Equity
Fund 12,984,043
212,212 Thrivent Core Low Volatility Equity
Fund 2,442,556
4,142,443 Thrivent Core Mid Cap Value Fund 46,105,396
2,032,933 Thrivent Core Small Cap Value
Fund 22,280,949
3,307,201 Thrivent Global Stock Fund, Class
S 92,403,208
10,737,924 Thrivent High Yield Fund, Class S 45,636,175
15,927,581 Thrivent Income Fund, Class S 128,694,853
13,821,881 Thrivent International Allocation
Fund, Class S 148,723,434
19,312,432 Thrivent Large Cap Growth Fund,
Class S 430,280,974
12,314,955 Thrivent Large Cap Value Fund,
Class S 374,251,474
5,961,967 Thrivent Limited Maturity Bond
Fund, Class S 73,928,394
4,239,173 Thrivent Mid Cap Stock Fund,
Class S 159,053,758
1,632,055 Thrivent Small Cap Stock Fund,
Class S 53,482,443
Total 1,671,538,260
U.S. Unaffiliated   0.6%
6,221 Invesco QQQ Trust Series 1 3,249,166
36,000 Invesco Senior Loan ETF 757,800
56,000 iShares Broad USD High Yield
Corporate Bond ETF
a
2,088,240
7,754 iShares U.S. Regional Banks ETF 412,047
17,852 SPDR Bloomberg High Yield Bond
ETF
a
1,727,359
24,562 SPDR S&P 500 ETF Trust 14,781,903
15,091 SPDR S&P Biotech ETF 1,398,483
1,135 SPDR S&P Oil & Gas Exploration
ETF 152,272
2,982 SPDR S&P Regional Banking ETF 191,325
5,865 SPDR S&P Software & Services
ETF 1,139,921
Total 25,898,516
Total Registered Investment
Companies (cost $1,152,738,104) 1,697,436,776
Shares Common Stock 23.4% Value
Communications Services  1.6%
21,890 Alphabet, Inc., Class A 4,465,998
81,659 Alphabet, Inc., Class C 16,789,090
7,508 AMC Networks, Inc.
b
72,302
4,441 Bandwidth, Inc.
b
78,917
65,460 Cargurus, Inc.
b
2,566,032
120 Charter Communications, Inc.
b
41,459
5,905 Cogent Communications Holdings 444,883
68,409 Comcast Corporation 2,302,647
29,062 E.W. Scripps Company
b
54,637
214 Electronic Arts, Inc. 26,303
2,406 Entravision Communications
Corporation 5,173
11,857 Globalstar, Inc.
b
18,141
Shares Common Stock  23.4% Value
Communications Services  1.6% - continued
13,095 iHeartMedia, Inc.
b
$ 29,071
2,594 Integral Ad Science Holding
Corporation
b
27,263
7,993 Iridium Communications, Inc. 229,799
3,548 Liberty Global, Ltd., Class A
b
40,837
7,033 Liberty Latin America, Ltd., Class
A
b
43,464
1,267 Liberty Media Corporation-Liberty
Live Group
b
93,238
13,999 Lumen Technologies, Inc.
b
69,155
8,104 Magnite, Inc.
b
139,389
32,041 Meta Platforms, Inc. 22,082,016
3,764 Netflix, Inc.
b
3,676,525
5,521 New York Times Company 299,790
19,562 News Corporation, Class A 550,083
693 Omnicom Group, Inc. 60,145
29,172 Pinterest, Inc.
b
961,509
16,826 QuinStreet, Inc.
b
398,103
1,501 Sinclair, Inc. 21,990
5,823 Sirius XM Holdings, Inc. 139,810
2,078 TechTarget, Inc.
b
35,388
4,689 Telephone and Data Systems, Inc. 165,756
2,429 TKO Group Holdings, Inc.
b
377,005
10,965 Trade Desk, Inc.
b
1,301,326
119,307 Verizon Communications, Inc. 4,699,503
119,015 Warner Brothers Discovery, Inc.
b
1,242,517
Total 63,549,264
Consumer Discretionary  2.7%
126 Adient plc
b
2,196
6,707 Advance Auto Parts, Inc. 325,289
99,638 Amazon.com, Inc.
b
23,681,960
17,203 American Axle & Manufacturing
Holdings, Inc.
b
89,972
8,513 American Eagle Outfitters, Inc. 137,400
23,100 Aptiv plc
b
1,441,902
2,353 Autoliv, Inc. 227,441
9,907 Bath & Body Works, Inc. 372,602
15,018 Best Buy Company, Inc. 1,289,445
401 Booking Holdings, Inc. 1,899,761
7,746 Boot Barn Holdings, Inc.
b
1,245,944
4,528 BorgWarner, Inc. 144,443
1,613 Bright Horizons Family Solutions,
Inc.
b
197,754
4,424 Brunswick Corporation 298,355
322 CarMax, Inc.
b
27,576
685 Carvana Company
b
169,524
177 Cavco Industries, Inc.
b
90,029
22,635 Champion Homes, Inc.
b
2,089,889
10,101 Chewy, Inc.
b
393,737
41,938 Chipotle Mexican Grill, Inc.
b
2,447,082
13,840 Columbia Sportswear Company 1,222,072
7,442 Cooper-Standard Holdings, Inc.
b
114,756
5,424 Coursera, Inc.
b
41,819
1,029 Crocs, Inc.
b
105,030
11,745 D.R. Horton, Inc. 1,666,615
11,263 Dana, Inc. 179,532
297 Darden Restaurants, Inc. 57,986
9,731 Deckers Outdoor Corporation
b
1,725,890
12,973 DoorDash, Inc.
b
2,449,692
845 Dorman Products, Inc.
b
110,932
24,266 eBay, Inc. 1,637,470
1,664 Etsy, Inc.
b
91,370
7,935 Expedia Group, Inc.
b
1,356,488
314 Five Below, Inc.
b
29,447

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Consumer Discretionary  2.7% - continued
4,196 Fox Factory Holding Corporation
b
$ 114,635
458 Frontdoor, Inc.
b
27,425
826 GameStop Corporation
b
22,219
12,584 Gap, Inc. 302,897
1,319 Garmin, Ltd. 284,706
20,266 Gentex Corporation 525,295
4,793 Goodyear Tire & Rubber
Company
b
42,514
6,622 Grand Canyon Education, Inc.
b
1,163,088
2,771 Group 1 Automotive, Inc. 1,264,934
18,807 Hanesbrands, Inc.
b
152,713
2,694 Hasbro, Inc. 155,821
13,214 Hilton Worldwide Holdings, Inc. 3,383,709
13,013 Home Depot, Inc. 5,361,096
4,157 Installed Building Products, Inc. 826,578
5,068 Latham Group, Inc.
b
36,996
14,257 Laureate Education, Inc.
b
266,891
2,346 La-Z-Boy, Inc. 110,731
835 Lear Corporation 78,565
2,421 Leggett & Platt, Inc. 25,566
4,683 LKQ Corporation 175,097
11,550 Lowe's Companies, Inc. 3,003,462
3,484 Lululemon Athletica, Inc.
b
1,443,073
4,131 Mattel, Inc.
b
77,002
4,968 McDonald's Corporation 1,434,262
7,925 Modine Manufacturing Company
b
803,991
2,780 Mohawk Industries, Inc.
b
339,994
16,083 NIKE, Inc. 1,236,783
137 NVR, Inc.
b
1,098,217
346 OneSpaWorld Holdings, Ltd. 7,391
2,476 O'Reilly Automotive, Inc.
b
3,204,984
11,290 Patrick Industries, Inc. 1,096,711
574 Planet Fitness, Inc.
b
62,084
2,604 Pool Corporation 896,427
4,727 PUMA SE 148,334
67,636 Qurate Retail, Inc. 23,882
412 Ralph Lauren Corporation 102,876
2,691 Revolve Group, Inc.
b
84,982
11,175 Ross Stores, Inc. 1,682,508
3,147 Service Corporation International/
US 245,844
21,559 SharkNinja, Inc.
b
2,410,512
11,678 Solid Power, Inc.
b
16,232
87,432 Sony Group Corporation ADR 1,924,378
2,455 Stitch Fix, Inc.
b
11,563
26,477 Stoneridge, Inc.
b
136,886
994 Strategic Education, Inc. 97,641
3,005 Tapestry, Inc. 219,185
27,393 Tesla, Inc.
b
11,083,208
6,873 Texas Roadhouse, Inc. 1,244,700
304 TopBuild Corporation
b
104,175
3,346 Travel + Leisure Company 181,889
284 Ulta Beauty, Inc.
b
117,051
577 Vail Resorts, Inc. 98,159
2,214 Valvoline, Inc.
b
82,161
12,405 VF Corporation 322,158
1,158 Visteon Corporation
b
97,341
3,032 Wingstop, Inc. 903,233
40,504 Wyndham Hotels & Resorts, Inc. 4,253,730
43,347 Yum China Holding, Inc. 2,004,799
Total 103,984,684
Consumer Staples  0.9%
15,492 Altria Group, Inc. 809,147
4,032 BellRing Brands, Inc.
b
311,875
Shares Common Stock  23.4% Value
Consumer Staples  0.9% - continued
9,555 BJ's Wholesale Club Holdings,
Inc.
b
$ 946,423
3,015 Casey's General Stores, Inc. 1,271,636
5,211 Celsius Holdings, Inc.
b
130,171
8,569 Colgate-Palmolive Company 742,932
751 Costco Wholesale Corporation 735,890
226,690 Coty, Inc.
b
1,661,638
13,993 e.l.f. Beauty, Inc.
b
1,398,041
17,147 J & J Snack Foods Corporation 2,353,083
13,329 J.M. Smucker Company 1,424,737
5,609 John B. Sanfilippo & Son, Inc. 405,755
116,324 Kenvue, Inc. 2,476,538
3,215 Keurig Dr Pepper, Inc. 103,201
608 Kimberly-Clark Corporation 79,022
23,384 Lamb Weston Holdings, Inc. 1,401,637
3,699 Lancaster Colony Corporation 624,169
705 Maplebear, Inc.
b
34,037
3,265 McCormick & Company, Inc. 252,156
56,698 Philip Morris International, Inc. 7,382,080
6,448 Procter & Gamble Company 1,070,303
49,818 Sysco Corporation 3,632,729
3,736 Turning Point Brands, Inc. 238,133
2,657 Tyson Foods, Inc. 150,094
2,445 US Foods Holding Corporation
b
173,424
16,223 Vita Coco Company, Inc.
b
607,389
54,583 Walmart, Inc. 5,357,867
Total 35,774,107
Energy  0.9%
5,194 Antero Midstream Corporation 83,312
11,250 Antero Resources Corporation
b
419,850
27,903 Archrock, Inc. 783,795
42,390 Baker Hughes Company 1,957,570
14,571 Berry Corporation 63,530
4,222 Cactus, Inc. 252,096
37,287 ConocoPhillips 3,685,074
558 Coterra Energy, Inc. 15,468
5,691 Crescent Energy Company 85,707
67,510 Devon Energy Corporation 2,302,091
989 DT Midstream, Inc. 99,968
103,479 Enterprise Products Partners, LP 3,378,589
20,657 EOG Resources, Inc. 2,598,444
1,447 EQT Corporation 73,971
7,147 Expand Energy Corporation 726,135
76,302 Exxon Mobil Corporation 8,151,343
2,518 Gulfport Energy Corporation
b
449,488
50,768 Halliburton Company 1,320,983
15,114 Hess Midstream, LP 612,268
17,927 Kinder Morgan, Inc. 492,634
2,522 Kodiak Gas Services, Inc. 117,979
31,778 Kosmos Energy, Ltd.
b
101,054
10,492 Marathon Petroleum Corporation 1,528,789
26,066 Matador Resources Company 1,511,828
568 Natural Gas Services Group, Inc.
b
14,865
11,832 Noble Corporation plc 379,216
5,981 Oceaneering International, Inc.
b
148,628
7,478 Ovintiv, Inc. 315,721
2,549 Par Pacific Holdings, Inc.
b
42,619
1,084 Phillips 66 127,771
12,360 Schlumberger NV 497,861
19,276 Shell plc ADR 1,269,325
5,707 Sitio Royalties Corporation 114,939
4,268 SM Energy Company 162,013
3,407 Solaris Energy Infrastructure, Inc. 92,977
3,449 Talos Energy, Inc.
b
34,214

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Energy  0.9% - continued
113 Targa Resources Corporation $ 22,238
64,466 TechnipFMC plc 1,937,203
3,380 Vital Energy, Inc.
b
107,822
11,718 Williams Companies, Inc. 649,529
Total 36,728,907
Financials  3.8%
2,642 1st Source Corporation 165,706
442 Affirm Holdings, Inc.
b
26,993
12,875 Allstate Corporation 2,476,249
12,066 Ally Financial, Inc. 470,212
10,395 Amalgamated Financial
Corporation 363,201
4,013 American Express Company 1,273,927
26,710 American International Group, Inc. 1,967,459
2,515 Ameriprise Financial, Inc. 1,366,550
2,532 Ameris Bancorp 166,226
867 AMERISAFE, Inc. 43,367
8,010 Annaly Capital Management, Inc. 163,484
2,635 Arch Capital Group, Ltd. 245,239
326 Arrow Financial Corporation 8,675
2,493 Arthur J. Gallagher & Company 752,437
4,027 Artisan Partners Asset
Management, Inc. 179,967
18,507 Associated Banc-Corp 465,266
1,185 Assurant, Inc. 255,000
1,482 Assured Guaranty, Ltd. 140,197
821 Atlantic Union Bankshares
Corporation 31,009
58,633 AvidXchange Holdings, Inc.
b
621,510
567 Axis Capital Holdings, Ltd. 51,608
1,705 Axos Financial, Inc.
b
119,231
52 BancFirst Corporation 6,192
156,815 Bank of America Corporation 7,260,534
148 Bank of Hawaii Corporation 11,027
717 Bank of Marin Bancorp 18,119
6,882 Bank of N.T. Butterfield & Son, Ltd. 252,501
30,644 Bank of New York Mellon
Corporation 2,633,239
1,358 Bank OZK 68,973
1,585 BankFinancial Corporation 21,366
3,308 BankUnited, Inc. 135,992
2,190 Bar Harbor Bankshares 69,379
2,979 BCB Bancorp, Inc. 32,263
6,316 Berkshire Hathaway, Inc.
b
2,960,120
4,189 Berkshire Hills Bancorp, Inc. 123,198
1,527 Block, Inc.
b
138,682
21,589 Blue Owl Capital, Inc. 561,530
206 BOK Financial Corporation 22,747
16,017 Bridgewater Bancshares, Inc.
b
226,160
2,449 Brighthouse Financial, Inc.
b
151,128
7,315 Brookline Bancorp, Inc. 89,462
4,924 Brown & Brown, Inc. 515,346
460 Burke & Herbert Financial Services
Corporation 29,583
2,853 Business First Bancshares, Inc. 77,002
1,082 Byline Bancorp, Inc. 31,746
2,871 Cadence Bank 101,059
207 Camden National Corporation 9,390
185 Capital City Bank Group, Inc. 6,825
14,907 Capital One Financial Corporation 3,036,705
12,139 Capitol Federal Financial, Inc. 72,227
6,464 Carlyle Group, Inc. 363,018
491 Cathay General Bancorp 23,318
10,645 Cboe Global Markets, Inc. 2,175,093
Shares Common Stock  23.4% Value
Financials  3.8% - continued
79,700 Charles Schwab Corporation $ 6,592,784
4,984 Chimera Investment Corporation 74,212
253 ChoiceOne Financial Services, Inc. 8,478
10,205 Chubb, Ltd. 2,774,535
826 Cincinnati Financial Corporation 113,203
6,123 Citigroup, Inc. 498,596
982 Citizens Financial Group, Inc. 46,714
2,802 CNB Financial Corporation 70,891
4,180 CNO Financial Group, Inc. 166,949
110 Coinbase Global, Inc.
b
32,046
3,048 Columbia Banking System, Inc. 85,039
2,374 Comerica, Inc. 159,818
2,236 Commerce Bancshares, Inc. 149,365
367 Community Financial System, Inc. 24,050
6,346 Community Trust Bancorp, Inc. 339,574
1,271 ConnectOne Bancorp, Inc. 32,207
1,073 Cullen/Frost Bankers, Inc. 149,576
1,915 Customers Bancorp, Inc.
b
109,117
503 CVB Financial Corporation 10,483
216 Diamond Hill Investment Group,
Inc. 32,409
13,261 Discover Financial Services 2,666,654
2,068 Donnelley Financial Solutions, Inc.
b
137,253
2,178 Eagle Bancorp, Inc. 57,085
2,971 East West Bancorp, Inc. 305,924
1,180 Eastern Bankshares, Inc. 21,665
7,836 Ellington Credit Company 51,404
700 Employers Holdings, Inc. 34,412
2,048 Enact Holdings, Inc. 69,181
1,453 Enova International, Inc.
b
163,201
2,378 Enterprise Financial Services
Corporation 142,300
343 Equitable Holdings, Inc. 18,666
1,788 Equity Bancshares, Inc. 77,957
1,760 Essent Group, Ltd. 102,520
25,717 F.N.B. Corporation 403,500
1,569 FactSet Research Systems, Inc. 744,349
2,085 Federal Agricultural Mortgage
Corporation 412,371
14,212 Federated Hermes, Inc. 565,211
2,346 Fidelity National Information
Services, Inc. 191,129
1,713 Fifth Third Bancorp 75,903
3,582 Financial Institutions, Inc. 94,457
562 First American Financial
Corporation 35,530
17,548 First Bancorp/Puerto Rico 364,296
3,183 First Bancshares, Inc. 122,068
13,996 First Busey Corporation 339,823
434 First Business Financial Services,
Inc. 22,420
1,041 First Citizens BancShares, Inc./NC 2,295,082
3,856 First Financial Bancorp 108,045
1,359 First Financial Bankshares, Inc. 50,636
1,510 First Financial Corporation 72,767
843 First Hawaiian, Inc. 23,284
10,583 First Horizon Corporation 231,662
1,590 First Internet Bancorp 51,786
419 First Interstate BancSystem, Inc. 13,806
2,879 First Merchants Corporation 127,943
4,062 First Mid-Illinois Bancshares, Inc. 154,072
10,117 Fiserv, Inc.
b
2,185,677
1,479 Flagstar Financial, Inc. 17,497
3,813 Flushing Financial Corporation 53,191
1,074 Flywire Corporation
b
20,760
20,919 Fulton Financial Corporation 425,492

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Financials  3.8% - continued
25,221 Glacier Bancorp, Inc. $ 1,252,727
3,635 Great Southern Bancorp, Inc. 213,702
4,442 Hamilton Lane, Inc. 707,078
3,082 Hancock Whitney Corporation 184,119
5,629 Hanmi Financial Corporation 135,209
823 Hanover Insurance Group, Inc. 125,993
1,563 Hartford Financial Services Group,
Inc. 174,353
301 HBT Financial, Inc. 7,320
1,788 Heartland Financial USA, Inc. 115,630
1,706 Heritage Commerce Corporation 16,531
2,683 Home BancShares, Inc. 81,000
5,230 Hometrust Bancshares, Inc. 192,307
7,362 Hope Bancorp, Inc. 85,841
358 Horace Mann Educators
Corporation 13,830
5,311 Horizon Bancorp, Inc. 89,172
12,908 Houlihan Lokey, Inc. 2,345,642
3,398 Huntington Bancshares, Inc./OH 58,446
110 Independent Bank Corporation/MA 7,388
1,813 Independent Bank Corporation/MI 65,993
202 Interactive Brokers Group, Inc. 43,923
42,884 Intercontinental Exchange, Inc. 6,854,150
9,604 Invesco, Ltd. 184,685
416 Investar Holding Corporation 7,933
36,692 J.P. Morgan Chase & Company 9,807,772
11,013 Jack Henry & Associates, Inc. 1,917,253
13,039 Janus Henderson Group plc 585,842
9,980 Kearny Financial Corporation/MD 68,862
163,741 KeyCorp 2,944,063
6,264 Kinsale Capital Group, Inc. 2,768,312
1,206 LendingTree, Inc.
b
54,186
283 Loews Corporation 24,182
449 M&T Bank Corporation 90,357
1,047 MarketAxess Holdings, Inc. 231,000
4,664 Marsh & McLennan Companies,
Inc. 1,011,528
6,762 Mastercard, Inc. 3,755,818
2,448 Mercantile Bank Corporation 119,487
30,200 MetLife, Inc. 2,612,602
864 Metropolitan Bank Holding
Corporation
b
55,408
44,007 MGIC Investment Corporation 1,123,939
1,620 Mid Penn Bancorp, Inc. 48,794
3,600 Midland States Bancorp, Inc. 69,336
9,381 MidWestOne Financial Group, Inc. 296,721
601 Morningstar, Inc. 197,513
5,236 Mr. Cooper Group, Inc.
b
543,549
5,152 MSCI, Inc. 3,074,559
64,657 Nasdaq, Inc. 5,323,857
60 Nelnet, Inc. 6,610
419 Nicolet Bankshares, Inc. 46,982
18,516 NMI Holdings, Inc.
b
715,088
238 Northeast Community Bancorp,
Inc. 5,902
12,541 Northern Trust Corporation 1,408,229
4,600 Northfield Bancorp, Inc. 53,682
150 Northrim BanCorp, Inc. 12,769
7,419 Northwest Bancshares, Inc. 98,005
19,671 OceanFirst Financial Corporation 353,291
9,453 OFG Bancorp 403,738
5,231 Old National Bancorp 124,759
3,511 Old Republic International
Corporation 128,432
10,013 Old Second Bancorp, Inc. 188,144
5,611 OneMain Holdings, Inc. 311,635
Shares Common Stock  23.4% Value
Financials  3.8% - continued
2,076 Orrstown Financial Services, Inc. $ 75,442
721 Palomar Holdings, Inc.
b
77,774
66 Park National Corporation 11,201
1,161 Paymentus Holdings, Inc.
b
37,106
16,003 PayPal Holdings, Inc.
b
1,417,546
1,318 PCB Bancorp 25,424
3,042 Peoples Bancorp, Inc./OH 99,321
1,424 Pinnacle Financial Partners, Inc. 177,672
731 PNC Financial Services Group,
Inc. 146,894
5,578 Popular, Inc. 574,199
765 Principal Financial Group, Inc. 63,074
11,003 Progressive Corporation 2,711,579
6,039 Prosperity Bancshares, Inc. 483,120
7,681 Provident Financial Services, Inc. 142,636
1,048 Prudential Financial, Inc. 126,556
12,100 Radian Group, Inc. 411,642
2,119 Regions Financial Corporation 52,212
389 Reinsurance Group of America,
Inc. 88,638
3,058 Renasant Corporation 118,895
7,232 Rithm Capital Corporation 83,240
14,473 RLI Corporation 1,061,595
22,241 Robinhood Markets, Inc.
b
1,155,420
3,031 S&P Global, Inc. 1,580,394
12,876 SEI Investments Company 1,114,804
583 ServisFirst Bancshares, Inc. 52,861
2,218 Shore Bancshares, Inc. 36,264
597 Sierra Bancorp 17,994
526 Simmons First National
Corporation 11,951
557 Southern Missouri Bancorp, Inc. 32,963
1,267 Southside Bancshares, Inc. 39,822
1,875 SouthState Corporation 197,981
713 Stellar Bancorp, Inc. 20,249
4,615 StepStone Group, Inc. 295,729
546 Stifel Financial Corporation 63,254
4,539 Synovus Financial Corporation 256,090
379 Texas Capital Bancshares, Inc.
b
29,922
6,507 TPG RE Finance Trust, Inc. 54,724
19,760 TPG, Inc. 1,328,860
21,684 Tradeweb Markets, Inc. 2,751,700
22,264 Triumph Financial, Inc.
b
1,715,664
9,519 Truist Financial Corporation 453,295
2,493 TrustCo Bank Corporation NY 80,175
11,525 Trustmark Corporation 432,188
2,580 U.S. Bancorp 123,272
612 UMB Financial Corporation 72,155
1,869 United Bankshares, Inc. 71,957
1,109 United Community Banks, Inc. 36,786
624 Unity Bancorp, Inc. 30,170
2,693 Univest Financial Corporation 81,840
4,227 Unum Group 322,309
4,261 Valley National Bancorp 43,803
3,250 Veritex Holdings, Inc. 87,100
322 Virtu Financial, Inc. 12,899
15,039 Visa, Inc. 5,140,330
2,050 WaFd, Inc. 60,844
325 Walker & Dunlop, Inc. 31,223
3,220 Webster Financial Corporation 193,973
111,218 Wells Fargo & Company 8,763,978
2,793 WesBanco, Inc. 97,867
2,251 Westamerica Bancorporation 116,512
14,461 Western Alliance Bancorp 1,270,688
31,177 Western Union Company 321,747

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Financials  3.8% - continued
160 Willis Towers Watson plc $ 52,730
1,157 Wintrust Financial Corporation 151,347
359 WSFS Financial Corporation 20,104
14,454 Zions Bancorp NA 836,308
Total 148,291,652
Health Care  2.9%
23,718 Abbott Laboratories 3,034,244
772 AbbVie, Inc. 141,971
2,194 ACELYRIN, Inc.
b
4,322
666 ADMA Biologics, Inc.
b
10,756
26,666 Agilent Technologies, Inc. 4,040,432
1,446 Agios Pharmaceuticals, Inc.
b
49,728
494 Align Technology, Inc.
b
108,240
7,220 Amgen, Inc. 2,060,732
4,586 Amicus Therapeutics, Inc.
b
43,934
1,345 Anika Therapeutics, Inc.
b
22,946
1,994 Argenx SE ADR
b
1,306,329
358 Arvinas, Inc.
b
6,304
844 Astria Therapeutics, Inc.
b
6,634
61,271 Avantor, Inc.
b
1,365,118
588 Biogen, Inc.
b
84,631
4,921 Bio-Techne Corporation 361,940
33,282 Boston Scientific Corporation
b
3,406,746
565 Bruker Corporation 32,855
7,872 Cabaletta Bio, Inc.
b
18,814
4,779 CareDx, Inc.
b
111,351
22,672 Caribou Biosciences, Inc.
b
32,421
4,094 Cencora, Inc. 1,040,736
2,081 Centene Corporation
b
133,246
9,212 Certara, Inc.
b
131,087
233 Charles River Laboratories
International, Inc.
b
38,389
533 Chemed Corporation 299,546
6,995 Cigna Group 2,057,999
9,216 Concentra Group Holdings Parent,
Inc. 214,825
3,410 Cooper Companies, Inc.
b
329,235
3,169 CryoPort, Inc.
b
23,894
24,154 Danaher Corporation 5,380,062
3,087 Definitive Healthcare Corporation
b
15,003
5,610 Denali Therapeutics, Inc.
b
130,713
11,611 Dentsply Sirona, Inc. 229,433
14,358 Dexcom, Inc.
b
1,246,705
1,152 Doximity, Inc.
b
68,083
5,040 Editas Medicine, Inc.
b
6,602
2,017 Edwards Lifesciences
Corporation
b
146,132
19,410 Elanco Animal Health, Inc.
b
233,502
9,681 Eli Lilly & Company 7,852,065
7,090 Enanta Pharmaceuticals, Inc.
b
36,230
21,224 Encompass Health Corporation 2,106,906
8,126 Exact Sciences Corporation
b
455,462
479 Exelixis, Inc.
b
15,879
7,366 Fate Therapeutics, Inc.
b
9,576
4,621 Fortrea Holdings, Inc.
b
77,679
30,844 Gilead Sciences, Inc. 2,998,037
30,372 Globus Medical, Inc.
b
2,816,092
7,337 GoodRx Holdings, Inc.
b
34,997
17,302 Haemonetics Corporation
b
1,194,703
15,503 HealthEquity, Inc.
b
1,711,841
621 Humana, Inc. 182,096
7,892 IDEXX Laboratories, Inc.
b
3,330,819
165 Illumina, Inc.
b
21,902
1,899 Incyte Corporation
b
140,830
Shares Common Stock  23.4% Value
Health Care  2.9% - continued
6,089 Inspire Medical Systems, Inc.
b
$ 1,178,221
2,595 Insulet Corporation
b
722,396
3,472 Integra LifeSciences Holdings
Corporation
b
90,619
5,291 Intellia Therapeutics, Inc.
b
54,603
3,461 Intuitive Surgical, Inc.
b
1,979,277
851 IQVIA Holding, Inc.
b
171,357
4,059 iTeos Therapeutics, Inc.
b
30,605
34,281 Johnson & Johnson 5,215,854
2,370 Kura Oncology, Inc.
b
18,747
8,997 Labcorp Holdings, Inc. 2,247,451
68 Ligand Pharmaceuticals, Inc.
b
7,925
700 Medpace Holdings, Inc.
b
244,405
50,582 Medtronic plc 4,593,857
34,107 Merck & Company, Inc. 3,370,454
1,602 Mettler-Toledo International, Inc.
b
2,185,833
2,227 Myriad Genetics, Inc.
b
28,216
8,861 Natera, Inc.
b
1,567,688
1,309 Neurocrine Biosciences, Inc.
b
198,732
8,551 Nkarta, Inc.
b
20,009
1,255 Novocure, Ltd.
b
30,773
7,619 Penumbra, Inc.
b
2,034,044
448 Phibro Animal Health Corporation 9,771
1,041 Prestige Consumer Healthcare,
Inc.
b
79,918
14,804 Progyny, Inc.
b
343,009
3,190 Prothena Corporation plc
b
45,394
504 PTC Therapeutics, Inc.
b
23,124
4,431 QIAGEN NV 197,800
562 Quest Diagnostics, Inc. 91,662
1,408 Regeneron Pharmaceuticals, Inc.
b
947,556
13,745 Relay Therapeutics, Inc.
b
61,440
14,683 Repligen Corporation
b
2,440,461
52 Revvity, Inc. 6,559
4,417 Rocket Pharmaceuticals, Inc.
b
47,439
36,919 Royalty Pharma plc 1,165,902
25,233 RxSight, Inc.
b
854,642
50,032 Sanofi SA ADR 2,718,739
1,001 Sarepta Therapeutics, Inc.
b
113,834
57,891 scPharmaceuticals, Inc.
b
192,198
2,495 STERIS plc 550,522
51,051 Stevanato Group SPA 1,144,053
4,370 Stryker Corporation 1,709,937
18,528 Sutro Biopharma, Inc.
b
35,574
1,010 Teleflex, Inc. 182,042
1,595 Tenet Healthcare Corporation
b
224,720
5,338 Thermo Fisher Scientific, Inc. 3,190,790
28,319 Twist Bioscience Corporation
b
1,483,066
351 United Therapeutics Corporation
b
123,261
12,649 UnitedHealth Group, Inc. 6,861,956
324 Veeva Systems, Inc.
b
75,576
15,664 Vericel Corporation
b
916,971
5,988 Vertex Pharmaceuticals, Inc.
b
2,764,540
6,246 Viatris, Inc. 70,455
18,522 Viemed Healthcare, Inc.
b
151,695
343 Waters Corporation
b
142,510
2,406 Waystar Holding Corporation
b
96,697
2,764 West Pharmaceutical Services,
Inc. 944,044
5,670 Xencor, Inc.
b
103,648
2,532 Xenon Pharmaceuticals, Inc.
b
101,229
5,833 Zentalis Pharmaceuticals, Inc.
b
10,149
23,561 Zimmer Biomet Holdings, Inc. 2,579,458

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Health Care  2.9% - continued
8,416 Zoetis, Inc. $ 1,438,294
Total 111,192,455
Industrials  3.0%
3,885 A.O. Smith Corporation 261,461
1,785 AAR Corporation
b
120,952
6,147 Advanced Drainage Systems, Inc. 743,234
14,016 AECOM 1,477,847
9,387 Air Lease Corporation 433,679
815 Alaska Air Group, Inc.
b
59,699
2,037 Allison Transmission Holdings, Inc. 239,429
43,417 Amentum Holdings, Inc.
b
910,454
14,146 AMETEK, Inc. 2,610,786
659 Applied Industrial Technologies,
Inc. 171,360
1,779 Arcosa, Inc. 180,213
117 Argan, Inc. 16,006
6,878 Armstrong World Industries, Inc. 1,038,647
5,060 Array Technologies, Inc.
b
37,090
15,796 Atmus Filtration Technologies, Inc. 660,589
9,700 Automatic Data Processing, Inc. 2,939,197
264 Axon Enterprise, Inc.
b
172,176
5,073 AZEK Company, Inc.
b
259,890
39,232 Badger Infrastructure Solutions,
Ltd. 1,066,270
9,693 Barrett Business Services, Inc. 419,998
7,044 Beacon Roofing Supply, Inc.
b
833,587
1,321 Bloom Energy Corporation
a,b
31,149
9,258 Brady Corporation 689,628
20,688 BWX Technologies, Inc. 2,336,296
6 CACI International, Inc.
b
2,318
5,751 Casella Waste Systems, Inc.
b
618,463
7,427 Caterpillar, Inc. 2,758,685
31,716 CECO Environmental Corporation
b
898,197
4,396 Clean Harbors, Inc.
b
1,024,268
209,485 CNH Industrial NV 2,698,167
1,052 CSG Systems International, Inc. 61,847
198 CSW Industrials, Inc. 65,302
160,277 CSX Corporation 5,268,305
353 Cummins, Inc. 125,756
1,664 Curtiss-Wright Corporation 577,308
6,781 Dayforce, Inc.
b
479,688
48,028 Delta Air Lines, Inc. 3,230,844
2,564 DNOW, Inc.
b
38,152
18 Dover Corporation 3,666
2,187 EMCOR Group, Inc. 979,907
2,513 Energy Recovery, Inc.
b
36,036
34,414 Enerpac Tool Group Corporation 1,555,169
107 ESCO Technologies, Inc. 14,203
61,798 ExlService Holdings, Inc.
b
3,105,967
1,275 Expeditors International of
Washington, Inc. 144,814
39,153 Fastenal Company 2,867,566
14,715 Ferguson Enterprises, Inc. 2,665,181
69,053 Flowserve Corporation 4,324,099
2,297 Fortive Corporation 186,815
4,139 Frontier Group Holdings, Inc.
b
34,892
46,923 Gates Industrial Corporation plc
b
970,837
9,237 General Dynamics Corporation 2,373,724
12,664 Graco, Inc. 1,065,929
13,516 Great Lakes Dredge & Dock
Corporation
b
148,541
744 Griffon Corporation 56,373
29,524 Helios Technologies, Inc. 1,317,066
477 Herc Holdings, Inc. 97,289
Shares Common Stock  23.4% Value
Industrials  3.0% - continued
17,356 Hexcel Corporation $ 1,131,611
14,632 Honeywell International, Inc. 3,273,471
18,967 Howmet Aerospace, Inc. 2,400,843
6,635 Hudson Technologies, Inc.
b
38,483
103 Huron Consulting Group, Inc.
b
13,058
982 IDEX Corporation 220,272
2,417 IES Holdings, Inc.
b
534,834
16,315 Ingersoll Rand, Inc. 1,530,347
3,524 ITT Corporation 532,194
14,782 Jacobs Solutions, Inc. 2,071,402
17,671 JB Hunt Transport Services, Inc. 3,025,629
2,714 Kirby Corporation
b
296,233
7,497 Knight-Swift Transportation
Holdings, Inc. 428,004
18,487 Korn Ferry 1,307,586
4,052 Kratos Defense & Security
Solutions, Inc.
b
135,215
10,727 L3Harris Technologies, Inc. 2,274,231
6,358 Landstar System, Inc. 1,046,908
1,243 Leidos Holdings, Inc. 176,543
753 Lincoln Electric Holdings, Inc. 149,681
273 Lindsay Corporation 36,634
1,663 ManpowerGroup, Inc. 100,146
6,923 Masco Corporation 548,855
82,599 Masterbrand, Inc.
b
1,430,615
415 McGrath RentCorp 50,908
2,994 Miller Industries, Inc. 197,514
6,608 Moog, Inc. 1,200,409
20,364 Mueller Water Products, Inc. 468,372
16,288 nVent Electric plc 1,060,186
12,868 Old Dominion Freight Line, Inc. 2,388,429
1,128 Otis Worldwide Corporation 107,634
5,008 Owens Corning, Inc. 924,226
1,157 PACCAR, Inc. 128,288
2,626 Parker-Hannifin Corporation 1,856,713
1,095 Paylocity Holding Corporation
b
225,044
8,766 Pentair plc 908,859
763 Quanta Services, Inc. 234,706
5,651 Regal Rexnord Corporation 896,983
540 Republic Services, Inc. 117,110
5,874 Robert Half, Inc. 380,576
3,495 Rockwell Automation, Inc. 973,113
434 Rush Enterprises, Inc. 26,365
617 Ryder System, Inc. 98,356
3,182 Saia, Inc.
b
1,527,710
12,414 Schneider National, Inc. 369,317
18,034 Shoals Technologies Group, Inc.
b
86,203
2,853 SkyWest, Inc.
b
344,985
4,811 Southwest Airlines Company 147,746
824 SS&C Technologies Holdings, Inc. 66,703
4,718 Stanley Black & Decker, Inc. 415,514
12,178 Timken Company 977,528
9,589 Trane Technologies plc 3,478,410
104 TransDigm Group, Inc. 140,747
10,488 TransUnion 1,040,934
34,113 Uber Technologies, Inc.
b
2,280,454
7,181 UFP Industries, Inc. 830,483
1,119 UL Solutions, Inc. 60,325
1,305 Union Pacific Corporation 323,366
21,919 United Airlines Holdings, Inc.
b
2,319,907
17,671 United Parcel Service, Inc. 2,018,558
432 United Rentals, Inc. 327,482
9,409 Verisk Analytics, Inc. 2,704,523
4,015 Verra Mobility Corporation
b
105,956
536 Wabtec Corporation 111,445

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Industrials  3.0% - continued
6,554 Waste Connections, Inc. $ 1,204,429
2,254 Waste Management, Inc. 496,466
1,751 Watsco, Inc. 838,011
28,813 WNS Holdings, Ltd.
b
1,764,796
Total 116,433,595
Information Technology  5.3%
1,261 Adobe, Inc.
b
551,624
12,148 Advanced Micro Devices, Inc.
b
1,408,561
9,440 Agilysys, Inc.
b
851,677
1,783 Ambarella, Inc.
b
136,792
77,260 Amphenol Corporation 5,468,463
127,235 Apple, Inc. 30,027,460
9,671 Applied Materials, Inc. 1,744,165
27,560 Arista Networks, Inc.
b
3,175,739
12,080 ASGN, Inc.
b
1,065,577
277 Astera Labs, Inc.
b
28,093
470 Atlassian Corporation
b
144,187
15,607 Autodesk, Inc.
b
4,859,083
2,675 BILL Holdings, Inc.
b
258,860
43,306 Broadcom, Inc. 9,582,319
6,952 CDW Corporation 1,384,421
2,151 Cerence, Inc.
b
26,801
5,901 Ciena Corporation
b
514,213
81,030 Cisco Systems, Inc. 4,910,418
3,798 Clearwater Analytics Holdings,
Inc.
b
106,952
1,411 Coherent Corporation
b
127,681
13,996 Cohu, Inc.
b
320,648
1,145 CommVault Systems, Inc.
b
182,353
525 Consensus Cloud Solutions, Inc.
b
14,868
2,776 Credo Technology Group Holding,
Ltd.
b
194,376
2,610 CrowdStrike Holdings, Inc.
b
1,038,963
5,870 CyberArk Software, Ltd.
b
2,177,653
1,271 Datadog, Inc.
b
181,384
6,792 Descartes Systems Group, Inc.
b
786,717
4,177 DocuSign, Inc.
b
404,041
4,375 Dolby Laboratories, Inc. 366,319
18,129 Dynatrace Holdings, LLC
b
1,046,950
668 Elastic NV
b
75,203
1,313 Enphase Energy, Inc.
b
81,774
1,285 F5, Inc.
b
381,979
5,893 Fabrinet
b
1,274,126
535 Fair Isaac Corporation
b
1,002,355
708 FARO Technologies, Inc.
b
22,458
140 First Solar, Inc.
b
23,453
8,401 Flex, Ltd.
b
349,902
11,326 Fortinet, Inc.
b
1,142,567
18,554 Freshworks, Inc.
b
345,104
2,058 Gartner, Inc.
b
1,117,144
32,811 Gitlab, Inc.
b
2,387,328
4,066 Globant SA
b
867,359
14,601 Guidewire Software, Inc.
b
3,084,753
2,004 HubSpot, Inc.
b
1,562,178
5,914 Impinj, Inc.
b
750,427
22,680 International Business Machines
Corporation 5,799,276
839 IPG Photonics Corporation
b
61,524
1,452 Itron, Inc.
b
155,887
64,031 JFrog, Ltd.
b
2,225,718
1,758 Keysight Technologies, Inc.
b
313,539
30,139 Lattice Semiconductor
Corporation
b
1,718,526
5,844 Littelfuse, Inc. 1,392,976
Shares Common Stock  23.4% Value
Information Technology  5.3% - continued
164 MACOM Technology Solutions
Holdings, Inc.
b
$ 21,689
9,832 Marvell Technology, Inc. 1,109,640
73,984 Microsoft Corporation 30,707,799
378 MicroStrategy, Inc.
a,b
126,551
606 Mirion Technologies, Inc.
b
9,599
4,523 MongoDB, Inc.
b
1,236,226
31 Monolithic Power Systems, Inc. 19,758
5,722 Motorola Solutions, Inc. 2,685,049
3,839 Napco Security Technologies, Inc. 140,891
1,280 nCino, Inc.
b
43,533
6,087 NetApp, Inc. 743,223
228,897 NVIDIA Corporation 27,483,663
879 Okta, Inc.
b
82,819
2,769 Olo, Inc.
b
20,435
2,716 ON Semiconductor Corporation
b
142,155
9,622 Onto Innovation, Inc.
b
1,970,201
5,361 Oracle Corporation 911,692
4,464 Palantir Technologies, Inc.
b
368,235
22,057 PDF Solutions, Inc.
b
614,508
12,317 Pegasystems, Inc. 1,333,808
1,485 Plexus Corporation
b
210,439
416 Procore Technologies, Inc.
b
33,097
6,669 PTC, Inc.
b
1,290,318
3,260 Q2 Holdings, Inc.
b
310,254
2,726 Qorvo, Inc.
b
226,203
34,050 QUALCOMM, Inc. 5,888,267
16,546 Salesforce, Inc. 5,653,768
73,227 Samsung Electronics Company,
Ltd. 2,615,209
5,524 ServiceNow, Inc.
b
5,625,531
8,211 Silicon Laboratories, Inc.
b
1,113,330
3,434 SolarWinds Corporation 51,098
190 Super Micro Computer, Inc.
b
5,419
13,367 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 2,797,980
20,550 TD SYNNEX Corporation 2,928,581
1,590 TE Connectivity plc 235,272
737 Teledyne Technologies, Inc.
b
376,850
2,042 Tenable Holdings, Inc.
b
87,990
39,682 Trimble, Inc.
b
2,974,563
51,184 TTM Technologies, Inc.
b
1,258,615
1,980 Tyler Technologies, Inc.
b
1,191,247
596 Unity Software, Inc.
b
13,231
1,157 Universal Display Corporation 173,457
29,253 Varonis Systems, Inc.
b
1,326,916
5,877 VeriSign, Inc.
b
1,263,555
604 Vontier Corporation 23,284
8,784 Workiva, Inc.
b
862,764
1,062 Xerox Holdings Corporation 9,069
Total 207,540,695
Materials  0.8%
1,562 Albemarle Corporation
a
131,505
962 Alcoa Corporation 33,978
2,273 Allegheny Technologies, Inc.
b
129,766
1,207 AptarGroup, Inc. 189,680
4,602 Aspen Aerogels, Inc.
b
53,797
5,570 Avient Corporation 238,953
21,182 Axalta Coating Systems, Ltd.
b
761,281
941 Balchem Corporation 150,522
1,914 Ball Corporation 106,610
1,071 Celanese Corporation 76,084
31,350 CF Industries Holdings, Inc. 2,890,784

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Materials  0.8% - continued
11,575 Chemours Company $ 219,809
59,807 Constellium SE
b
593,884
29,910 Corteva, Inc. 1,952,226
24,864 DuPont de Nemours, Inc. 1,909,555
532 Eagle Materials, Inc. 136,586
22,116 Eastman Chemical Company 2,203,859
18,853 Ecolab, Inc. 4,716,832
11,398 Element Solutions, Inc. 294,182
7,216 FMC Corporation 402,508
5,561 Greif, Inc. 340,444
20,910 Hecla Mining Company 118,769
1,540 Huntsman Corporation 25,918
8,544 Ingevity Corporation
b
387,470
1,487 Innospec, Inc. 168,551
161 International Flavors & Fragrances,
Inc. 14,022
22,055 Ivanhoe Mines, Ltd.
b
236,886
2,167 Kaiser Aluminum Corporation 151,690
1,811 Knife River Corporation
b
187,583
1,659 Koppers Holdings, Inc. 49,372
6,845 Linde plc 3,053,691
226 LyondellBasell Industries NV 17,108
4,025 Magnera Corporation
b
75,107
1,687 Martin Marietta Materials, Inc. 917,930
2,279 Minerals Technologies, Inc. 174,777
10,468 Mosaic Company 291,953
20,429 Nucor Corporation 2,623,696
3,112 O-I Glass, Inc.
b
37,157
24,237 Olin Corporation 709,902
1,747 Orion SA 24,371
1,659 Packaging Corporation of America 352,803
750 PPG Industries, Inc. 86,535
2,043 Radius Recycling, Inc. 24,536
913 Ranpak Holdings Corporation
b
6,683
3,569 Royal Gold, Inc. 499,018
5,978 RPM International, Inc. 756,815
3,341 Sealed Air Corporation 116,367
2,411 Sensient Technologies Corporation 182,055
4,334 Sonoco Products Company 206,472
3,110 Steel Dynamics, Inc. 398,702
928 Stepan Company 58,826
9,588 Trinseo plc 39,694
72,492 Tronox Holdings plc 744,493
536 United States Lime & Minerals, Inc. 59,271
5,408 United States Steel Corporation 199,285
1,218 Vulcan Materials Company 333,915
4,872 West Fraser Timber Company, Ltd. 422,792
Total 31,287,060
Real Estate  0.8%
9,924 Agree Realty Corporation 720,185
5,902 Alexandria Real Estate Equities,
Inc. 574,560
1,600 Alpine Income Property Trust, Inc. 26,976
2,427 American Assets Trust, Inc. 58,927
4,760 AvalonBay Communities, Inc. 1,054,388
9,027 Brixmor Property Group, Inc. 235,244
27,744 Broadstone Net Lease, Inc. 436,690
21,478 CBRE Group, Inc.
b
3,108,726
11,744 Chatham Lodging Trust 102,642
17,187 Compass, Inc.
b
124,606
12,632 CoStar Group, Inc.
b
967,611
23,767 Crown Castle, Inc. 2,121,918
8,443 CTO Realty Growth, Inc. 165,736
7,628 Curbline Properties Corporation 186,657
Shares Common Stock  23.4% Value
Real Estate  0.8% - continued
27,716 Cushman and Wakefield plc
b
$ 382,204
15,162 Douglas Elliman, Inc.
b
26,988
273 EastGroup Properties, Inc. 46,306
9,486 EPR Properties 437,305
815 Equinix, Inc. 744,633
110,436 Essential Properties Realty Trust,
Inc. 3,544,996
543 Essex Property Trust, Inc. 154,521
744 Extra Space Storage, Inc. 114,576
2,030 First Industrial Realty Trust, Inc. 108,382
5,083 Getty Realty Corporation 157,624
11,849 Global Net Lease, Inc. 85,194
107,077 Healthcare Realty Trust, Inc. 1,793,540
1,591 Host Hotels & Resorts, Inc. 26,586
1,996 Howard Hughes Holdings, Inc.
b
152,434
7,032 Independence Realty Trust, Inc. 135,085
18,769 Industrial Logistics Properties Trust 74,513
3,199 Innovative Industrial Properties,
Inc. 229,304
10,167 InvenTrust Properties Corporation 302,367
1,832 Invitation Homes, Inc. 57,067
1,321 Medical Properties Trust, Inc. 6,195
30,789 National Storage Affiliates Trust 1,143,811
16,875 NetSTREIT Corporation 244,350
53,889 Outfront Media, Inc. 991,558
2,285 Park Hotels & Resorts, Inc. 30,825
20,013 Pebblebrook Hotel Trust 262,771
1,203 RE/MAX Holdings, Inc.
b
12,006
9,090 Rexford Industrial Realty, Inc. 369,599
101,209 RLJ Lodging Trust 986,788
1,470 RMR Group, Inc. 27,445
692 Ryman Hospitality Properties 72,549
150,043 Sabra Health Care REIT, Inc. 2,507,218
2,169 Safehold, Inc. 35,159
1,470 SBA Communications Corporation 290,413
5,236 Sila Realty Trust, Inc. 130,167
31,930 STAG Industrial, Inc. 1,091,367
26,518 Tanger, Inc. 870,321
15,524 Terreno Realty Corporation 1,015,580
93,912 Uniti Group, Inc. 511,820
240 Universal Health Realty Income
Trust 9,370
6,965 Zillow Group, Inc., Class A
b
551,628
13,290 Zillow Group, Inc., Class C
b
1,092,704
Total 30,712,135
Utilities  0.7%
58,081 AES Corporation 638,891
3,550 Alliant Energy Corporation 209,024
447 American States Water Company 33,302
3,189 American Water Works Company,
Inc. 397,477
364 Artesian Resources Corporation 11,284
4,931 Black Hills Corporation 289,598
5,572 Brookfield Infrastructure
Corporation 232,464
3,908 California Water Service Group 176,993
6,583 CenterPoint Energy, Inc. 214,408
11,933 Clearway Energy, Inc., Class A 292,716
20,922 Clearway Energy, Inc., Class C 542,507
9,039 Constellation Energy Corporation 2,711,519
32,815 Duke Energy Corporation 3,674,952
820 Edison International 44,280
52,831 Entergy Corporation 4,283,537
4,532 Essential Utilities, Inc. 160,795

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  23.4% Value
Utilities  0.7% - continued
2,847 Eversource Energy $ 164,215
17,550 Hawaiian Electric Industries, Inc.
b
160,407
5,711 NiSource, Inc. 213,020
2,702 Northwestern Energy Group, Inc. 145,665
5,593 Portland General Electric
Company 230,096
30,845 Public Service Enterprise Group,
Inc. 2,576,791
3,637 Spire, Inc. 258,082
164,520 UGI Corporation 5,055,700
18,851 Vistra Energy Corporation 3,167,534
30,643 Xcel Energy, Inc. 2,059,210
51,972 XPLR Infrastructure, LP 547,785
Total 28,492,252
Total Common Stock
(cost $686,367,950) 913,986,806
Principal
Amount Long-Term Fixed Income 18.7% Value
Asset-Backed Securities  0.4%
Access Group, Inc.
$ 12,440
4.966%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
12,395
AMSR Trust
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
903,564
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
1,419,842
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
572,120
CarVal CLO I, Ltd.
600,000
6.158%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
601,475
CMFT Net Lease Master Issuer,
LLC
550,680
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
492,035
Commonbond Student Loan Trust
14,383
4.925%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
14,200
Foundation Finance Trust
234,377
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
217,620
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
990,320
GSAA Home Equity Trust
1,534,801
4.300%,  8/25/2034, Ser.
2004-10, Class M2
d
1,401,218
Home Partners of America Trust
1,056,446
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
997,356
835,411
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
714,751
Hotwire Funding, LLC
850,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
860,965
HTAP
576,729
7.000%,  4/25/2037, Ser.
2024-1, Class A
c
572,963
Principal
Amount Long-Term Fixed Income  18.7% Value
Asset-Backed Securities  0.4% - continued
HTAP Issuer Trust
$ 673,283
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
$ 661,880
Laurel Road Prime Student Loan
Trust
287,924
5.259%,  11/25/2043, Ser.
2018-D, Class A
c,d
269,615
MFA Trust
585,068
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
587,144
National Collegiate Trust
138,520
5.065%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
135,493
Oak Street Investment
642,713
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
622,401
Sunnova Hestia II Issuer, LLC
621,744
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
631,573
Unlock HEA Trust
545,635
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
539,368
784,678
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
762,941
Vericrest Opportunity Loan
Transferee
119,899
5.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c
119,883
392,366
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,e
388,647
113,950
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,e
114,007
378,407
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
361,535
Wind River CLO, Ltd.
525,000
6.555%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
525,937
Zayo Issuer, LLC
1,050,000
5.648%,  3/20/2055, Ser.
2025-1A, Class A2
c,g
1,050,000
Total 16,541,248
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
113,000 8.625%,  6/15/2029
c
119,335
ATI, Inc.
116,000 7.250%,  8/15/2030 120,186
Avient Corporation
115,000 6.250%,  11/1/2031
c
114,773
Axalta Coating Systems Dutch
Holding B BV
92,000 7.250%,  2/15/2031
c
95,812
Cascades, Inc./Cascades USA,
Inc.
180,000 5.125%,  1/15/2026
c
178,441
Cerdia Finanz GmbH
131,000 9.375%,  10/3/2031
c
136,803
Chemours Company
184,000 5.750%,  11/15/2028
c
174,568

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Basic Materials  0.1% - continued
Cleveland-Cliffs, Inc.
$ 72,000 5.875%,  6/1/2027 $ 72,094
80,000 4.625%,  3/1/2029
c
74,551
89,000 6.875%,  11/1/2029
c
89,275
140,000 4.875%,  3/1/2031
c
126,803
52,000 7.375%,  5/1/2033
c
51,713
65,000 6.250%,  10/1/2040 55,888
Consolidated Energy Finance SA
223,000 5.625%,  10/15/2028
c
198,470
Eastman Chemical Company
219,000 5.000%,  8/1/2029 218,638
First Quantum Minerals, Ltd.
80,000 6.875%,  10/15/2027
c
79,881
FMC Corporation
230,000 5.150%,  5/18/2026 230,855
FMG Resources August 2006, Pty.
Ltd.
40,000 4.500%,  9/15/2027
c
38,988
65,000 5.875%,  4/15/2030
c
64,261
67,000 6.125%,  4/15/2032
c
66,561
Glencore Funding, LLC
325,000 4.000%,  3/27/2027
c
319,721
Hecla Mining Company
110,000 7.250%,  2/15/2028 111,546
Hudbay Minerals, Inc.
109,000 4.500%,  4/1/2026
c
107,799
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
75,000 9.000%,  7/1/2028
c
75,668
INEOS Finance plc
195,000 7.500%,  4/15/2029
c
198,854
International Flavors & Fragrances,
Inc.
272,000 1.230%,  10/1/2025
c
265,385
Magnera Corporation
172,000 7.250%,  11/15/2031
c
169,635
Mercer International, Inc.
76,000 5.125%,  2/1/2029 67,416
Methanex Corporation
95,000 5.125%,  10/15/2027 93,511
64,000 5.250%,  12/15/2029 62,322
Methanex US Operations, Inc.
71,000 6.250%,  3/15/2032
c
70,863
Mineral Resources, Ltd.
100,000 9.250%,  10/1/2028
c
105,765
46,000 8.500%,  5/1/2030
c
47,591
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
91,000 5.350%,  3/15/2034 91,066
Novelis Corporation
29,000 3.250%,  11/15/2026
c
28,022
68,000 4.750%,  1/30/2030
c
63,892
90,000 3.875%,  8/15/2031
c
78,838
SCIL IV, LLC/SCIL USA Holdings,
LLC
132,000 5.375%,  11/1/2026
c
130,961
Sherwin-Williams Company
257,000 4.800%,  9/1/2031 253,675
Smurfit Kappa Treasury, ULC
253,000 5.777%,  4/3/2054
c
248,963
SNF Group SACA
147,000 3.375%,  3/15/2030
c
129,424
Principal
Amount Long-Term Fixed Income  18.7% Value
Basic Materials  0.1% - continued
SunCoke Energy, Inc.
$ 164,000 4.875%,  6/30/2029
c
$ 151,203
Taseko Mines, Ltd.
131,000 8.250%,  5/1/2030
c
134,102
Tronox, Inc.
65,000 4.625%,  3/15/2029
c
58,867
WR Grace Holdings, LLC
50,000 4.875%,  6/15/2027
c
48,876
Total 5,421,861
Capital Goods  0.3%
Advanced Drainage Systems, Inc.
133,000 6.375%,  6/15/2030
c
134,236
AECOM
59,000 5.125%,  3/15/2027 58,670
Amsted Industries, Inc.
148,000 5.625%,  7/1/2027
c
147,006
15,000 4.625%,  5/15/2030
c
14,091
BAE Systems plc
200,000 5.500%,  3/26/2054
a,c
193,546
200,000 5.250%,  3/26/2031
c
201,165
Ball Corporation
81,000 3.125%,  9/15/2031 69,611
Boeing Company
460,000 5.930%,  5/1/2060 429,357
265,000 5.040%,  5/1/2027 264,897
162,000 6.259%,  5/1/2027 166,183
194,000 6.388%,  5/1/2031 204,127
544,000 5.705%,  5/1/2040 521,713
Bombardier, Inc.
120,000 6.000%,  2/15/2028
c
119,756
111,000 7.250%,  7/1/2031
c
114,616
185,000 7.000%,  6/1/2032
c
188,647
Brundage-Bone Concrete
Pumping Holdings, Inc.
85,000 7.500%,  2/1/2032
c
86,060
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
134,062
Camelot Return Merger Sub, Inc.
97,000 8.750%,  8/1/2028
c
95,274
Canpack SA/Canpack US, LLC
211,000 3.875%,  11/15/2029
c
190,630
Carrier Global Corporation
276,000 2.700%,  2/15/2031 241,470
Chart Industries, Inc.
173,000 7.500%,  1/1/2030
c
180,739
Clean Harbors, Inc.
130,000 6.375%,  2/1/2031
c
131,872
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
c
23,224
125,000 6.875%,  1/15/2030
c
126,987
Cornerstone Building Brands, Inc.
34,000 9.500%,  8/15/2029
c
33,935
Crown Cork & Seal Company, Inc.
95,000 7.375%,  12/15/2026 98,213
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
203,000 6.625%,  12/15/2030
c
205,331
ESAB Corporation
122,000 6.250%,  4/15/2029
c
123,642
GFL Environmental, Inc.
70,000 3.750%,  8/1/2025
c
69,555

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Capital Goods  0.3% - continued
$ 116,000 4.000%,  8/1/2028
c
$ 110,440
250,000 3.500%,  9/1/2028
c
235,660
H&E Equipment Services, Inc.
222,000 3.875%,  12/15/2028
c
221,598
Herc Holdings, Inc.
42,000 5.500%,  7/15/2027
c
41,839
105,000 6.625%,  6/15/2029
c
107,313
Ingersoll Rand, Inc.
291,000 5.176%,  6/15/2029 293,741
60,000 5.700%,  8/14/2033 61,394
John Deere Capital Corporation
422,000 4.400%,  9/8/2031 410,088
Lockheed Martin Corporation
211,000 5.200%,  2/15/2064 193,341
78,000 6.150%,  9/1/2036 84,216
Martin Marietta Materials, Inc.
140,000 5.150%,  12/1/2034 137,278
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
39,000 6.750%,  4/1/2032
c
39,471
MIWD Holdco II, LLC
49,000 5.500%,  2/1/2030
c
46,644
Mueller Water Products, Inc.
97,000 4.000%,  6/15/2029
c
90,562
Nesco Holdings II, Inc.
170,000 5.500%,  4/15/2029
c
160,678
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
c
191,341
Nordson Corporation
234,000 5.600%,  9/15/2028 239,681
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 430,679
OI European Group BV
141,000 4.750%,  2/15/2030
c
128,124
Owens-Brockway Glass Container,
Inc.
93,000 6.625%,  5/13/2027
c
93,306
53,000 7.375%,  6/1/2032
c
50,906
Quikrete Holdings, Inc.
271,000 6.375%,  3/1/2032
c,g
271,675
68,000 6.750%,  3/1/2033
c,g
68,170
Regal Rexnord Corporation
284,000 6.050%,  2/15/2026 286,410
Resideo Funding, Inc.
136,000 6.500%,  7/15/2032
c
137,233
Reworld Holding Corporation
90,000 4.875%,  12/1/2029
c
83,814
Roller Bearing Company of
America, Inc.
131,000 4.375%,  10/15/2029
c
123,222
RTX Corporation
79,000 6.400%,  3/15/2054 85,744
186,000 4.125%,  11/16/2028 181,975
375,000 4.450%,  11/16/2038 335,128
353,000 4.500%,  6/1/2042 306,890
Sealed Air Corporation/Sealed Air
Corporation (US)
104,000 6.125%,  2/1/2028
c
104,943
Smyrna Ready Mix Concrete, LLC
166,000 8.875%,  11/15/2031
c
176,964
Sonoco Products Company
277,000 4.600%,  9/1/2029 270,895
Principal
Amount Long-Term Fixed Income  18.7% Value
Capital Goods  0.3% - continued
Spirit AeroSystems, Inc.
$ 70,000 3.850%,  6/15/2026 $ 68,781
93,000 4.600%,  6/15/2028 89,659
42,000 9.750%,  11/15/2030
c
46,465
SRM Escrow Issuer, LLC
37,000 6.000%,  11/1/2028
c
36,681
Standard Building Solutions, Inc.
76,000 6.500%,  8/15/2032
c
76,754
Standard Industries, Inc./NY
65,000 4.750%,  1/15/2028
c
63,239
65,000 3.375%,  1/15/2031
c
56,901
Textron, Inc.
338,000 3.375%,  3/1/2028 322,832
TopBuild Corporation
46,000 4.125%,  2/15/2032
c
41,150
Trane Technologies Financing, Ltd.
211,000 5.100%,  6/13/2034 209,370
TransDigm, Inc.
159,000 6.750%,  8/15/2028
c
161,817
201,000 7.125%,  12/1/2031
c
207,557
183,000 6.625%,  3/1/2032
c
186,124
171,000 6.000%,  1/15/2033
c
168,738
Trivium Packaging Finance
98,000 5.500%,  8/15/2026
c
97,511
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 177,510
170,000 4.000%,  7/15/2030 157,381
Veralto Corporation
232,000 5.350%,  9/18/2028 235,793
Waste Pro USA, Inc.
154,000 7.000%,  2/1/2033
c
155,714
WESCO Distribution, Inc.
67,000 7.250%,  6/15/2028
c
68,271
65,000 6.375%,  3/15/2029
c
66,217
46,000 6.625%,  3/15/2032
c
47,031
Total 13,111,474
Collateralized Mortgage Obligations  0.7%
A&D Mortgage Trust
605,000
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
610,385
Alternative Loan Trust
106,414
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 54,958
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,e
900,275
BINOM Securitization Trust
387,195
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
345,716
CHL Mortgage Pass-Through Trust
964,556
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 415,543
CHNGE Mortgage Trust
496,453
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
502,167
731,965
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
729,506
Citicorp Mortgage Securities, Inc.
354,670
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 313,662

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Collateralized Mortgage Obligations  0.7% -
continued
COLT Mortgage Loan Trust
$ 707,720
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
$ 621,974
Countrywide Alternative Loan Trust
118,801
4.160%,  10/25/2035, Ser.
2005-43, Class 4A1
d
95,790
569,529
7.000%,  10/25/2037, Ser.
2007-24, Class A10 193,141
Countrywide Home Loans, Inc.
149,612
5.750%,  4/25/2037, Ser.
2007-3, Class A27 67,906
CSMC Trust
380,838
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
380,604
433,252
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
364,592
Federal Home Loan Mortgage
Corporation - REMIC
1,398,840
4.000%,  1/25/2051, Ser.
5249, Class LA 1,355,029
800,000
5.000%,  1/25/2055, Ser.
5490, Class LB 749,961
1,600,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,547,866
161,753
3.000%,  2/15/2033, Ser.
4170, Class IG
h
11,324
466,530
3.000%,  3/15/2033, Ser.
4180, Class PI
h
40,323
1,036,335
4.500%,  10/15/2033, Ser.
2695, Class BH 1,024,909
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 859,319
Federal National Mortgage
Association - REMIC
1,150,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,052,105
1,312,066
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,287,308
1,190,603
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 940,846
320,144
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
7,917
Flagstar Mortgage Trust
447,223
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
394,922
GCAT Trust
593,243
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
529,464
1,195,367
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
1,195,134
GS Mortgage-Backed Securities
Trust
984,280
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
822,797
GSR Mortgage Loan Trust
536,297
5.887%,  9/25/2034, Ser.
2004-11, Class 2A2
d
517,031
J.P. Morgan Mortgage Trust
828,636
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
663,795
622,585
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
526,756
Principal
Amount Long-Term Fixed Income  18.7% Value
Collateralized Mortgage Obligations  0.7% -
continued
LHOME Mortgage Trust
$ 600,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
$ 609,089
450,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c,e
455,963
Mello Mortgage Capital
Acceptance
898,437
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
719,710
Merrill Lynch Alternative Note
Asset Trust
145,362
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 49,883
New Residential Mortgage Loan
Trust
1,742,333
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,395,729
OBX Trust
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
516,284
Palisades Mortgage Loan Trust
556,824
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
553,556
PRPM, LLC
550,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
508,148
Residential Accredit Loans, Inc.
Trust
150,451
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 129,453
Roc Mortgage Trust
245,808
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
245,808
Saluda Grade Alternative
Mortgage Trust
1,000,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
1,010,085
800,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
806,217
TRK Trust
578,305
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
498,696
TVC Mortgage Trust
650,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
647,200
Vericrest Opportunity Loan
Transferee
148,732
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,e
148,730
Verus Securitization Trust
311,961
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
274,002
Total 27,691,578
Commercial Mortgage-Backed Securities  0.2%
BANK 2022-BNK39
3,968,439
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
96,791
BBCMS Mortgage Trust
6,964,180
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
488,826
5,513,912
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
d,h
400,073

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Commercial Mortgage-Backed Securities  0.2%
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 1,900,000
5.180%,  3/25/2029, Ser.
K520, Class A2
d
$ 1,934,427
800,000
4.791%,  9/25/2029, Ser.
K529, Class A2
f
803,067
1,500,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
f
1,454,550
Morgan Stanley Capital I Trust
5,279,484
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
d,h
400,955
ROCK Trust
600,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
c
602,893
Total 6,181,582
Communications Services  0.5%
AMC Networks, Inc.
160,000 10.250%,  1/15/2029
c
170,800
American Tower Corporation
100,000 3.375%,  10/15/2026 97,827
235,000 5.800%,  11/15/2028 241,743
275,000 2.900%,  1/15/2030 248,519
261,000 5.000%,  1/31/2030 259,780
205,000 5.650%,  3/15/2033 208,462
AppLovin Corporation
296,000 5.500%,  12/1/2034 294,758
AT&T, Inc.
300,000 5.700%,  3/1/2057 287,756
342,000 3.650%,  6/1/2051 241,271
502,000 3.500%,  9/15/2053 339,011
230,000 5.400%,  2/15/2034 231,207
300,000 4.900%,  8/15/2037 282,763
CCO Holdings, LLC/CCO Holdings
Capital Corporation
220,000 5.125%,  5/1/2027
c
215,937
30,000 5.000%,  2/1/2028
c
29,203
143,000 5.375%,  6/1/2029
c
138,202
185,000 4.750%,  3/1/2030
c
171,359
231,000 4.500%,  8/15/2030
c
210,163
99,000 4.250%,  2/1/2031
c
87,826
412,000 4.750%,  2/1/2032
c
366,617
67,000 4.500%,  6/1/2033
c
56,847
237,000 4.250%,  1/15/2034
c
193,622
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
901,000 4.200%,  3/15/2028 874,210
284,000 6.100%,  6/1/2029 290,469
650,000 3.500%,  6/1/2041 450,384
Clear Channel Outdoor Holdings,
Inc.
172,000 7.875%,  4/1/2030
c
177,993
Clear Channel Worldwide
Holdings, Inc.
132,000 5.125%,  8/15/2027
c
128,583
Comcast Corporation
341,000 5.350%,  5/15/2053 312,847
130,000 4.400%,  8/15/2035 119,826
428,000 4.750%,  3/1/2044 375,315
Principal
Amount Long-Term Fixed Income  18.7% Value
Communications Services  0.5% - continued
Crown Castle, Inc.
$ 300,000 4.900%,  9/1/2029 $ 298,205
Deluxe Corporation
158,000 8.125%,  9/15/2029
c
162,504
Deutsche Telekom International
Finance BV
569,000 8.750%,  6/15/2030 662,202
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
441,000 5.875%,  8/15/2027
c
436,717
FiberCop SPA
235,000 6.000%,  9/30/2034
c
225,338
Frontier Communications
Holdings, LLC
196,000 5.875%,  10/15/2027
c
196,056
GCI, LLC
79,000 4.750%,  10/15/2028
c
74,531
Gray Media, Inc.
70,000 10.500%,  7/15/2029
c
73,278
Iliad Holding SASU
172,000 8.500%,  4/15/2031
c
184,700
110,000 7.000%,  4/15/2032
c
111,535
Intelsat Jackson Holdings SA
169,000 6.500%,  3/15/2030
c
152,681
Lamar Media Corporation
94,000 3.625%,  1/15/2031 83,945
LCPR Senior Secured Financing
DAC
241,000 6.750%,  10/15/2027
c
220,561
Level 3 Financing, Inc.
35,000 3.625%,  1/15/2029
c
26,950
63,680 10.500%,  4/15/2029
c
71,330
63,681 11.000%,  11/15/2029
c
72,195
83,000 10.500%,  5/15/2030
c
90,446
33,000 10.750%,  12/15/2030
c
37,142
81,000 4.000%,  4/15/2031
c
63,180
Lumen Technologies, Inc.
35,851 4.125%,  4/15/2030
c
31,422
McGraw-Hill Education, Inc.
194,000 5.750%,  8/1/2028
c
190,952
Meta Platforms, Inc.
170,000 5.600%,  5/15/2053 169,480
411,000 5.400%,  8/15/2054 398,755
413,000 3.850%,  8/15/2032 384,637
Netflix, Inc.
272,000 5.375%,  11/15/2029
c
277,543
300,000 4.875%,  6/15/2030
c
299,237
Nexstar Media, Inc.
79,000 5.625%,  7/15/2027
c
77,917
105,000 4.750%,  11/1/2028
c
99,008
Omnicom Group, Inc.
210,000 4.200%,  6/1/2030 202,581
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
19,000 4.625%,  3/15/2030
a,c
17,662
Paramount Global
56,000 6.375%,  3/30/2062
d
54,588
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
c
134,655
Rogers Communications, Inc.
304,000 5.000%,  2/15/2029 302,414
391,000 5.300%,  2/15/2034 379,254

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Communications Services  0.5% - continued
Sinclair Television Group, Inc.
$ 80,000 8.125%,  2/15/2033
c,g
$ 80,445
Sirius XM Radio, LLC
215,000 5.000%,  8/1/2027
c
211,122
105,000 4.000%,  7/15/2028
c
98,186
125,000 4.125%,  7/1/2030
c
111,729
Sprint Capital Corporation
526,000 8.750%,  3/15/2032 628,420
Take-Two Interactive Software, Inc.
221,000 5.600%,  6/12/2034 222,281
TEGNA, Inc.
188,000 4.625%,  3/15/2028 180,065
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
c
193,000
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 376,246
352,000 4.850%,  1/15/2029 350,996
300,000 4.375%,  4/15/2040 260,669
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
30,000 10.500%,  2/15/2028
c
32,075
198,000 4.750%,  4/15/2028
c
188,057
82,000 6.500%,  2/15/2029
c
74,808
Univision Communications, Inc.
27,000 8.000%,  8/15/2028
c
27,601
197,000 4.500%,  5/1/2029
c
179,396
97,000 7.375%,  6/30/2030
c
95,707
117,000 8.500%,  7/31/2031
c
117,516
Verizon Communications, Inc.
342,000 3.000%,  11/20/2060 198,972
994,000 2.650%,  11/20/2040 682,866
500,000 3.400%,  3/22/2041 379,553
Viasat, Inc.
70,000 5.625%,  4/15/2027
a,c
67,986
Virgin Media Finance plc
72,000 5.000%,  7/15/2030
c
62,697
Virgin Media Secured Finance plc
151,000 5.500%,  5/15/2029
c
144,577
VMED O2 UK Financing I plc
78,000 4.750%,  7/15/2031
c
68,531
69,000 7.750%,  4/15/2032
c
69,943
Vodafone Group plc
98,000 5.125%,  6/4/2081
d
75,671
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
c
209,970
Warnermedia Holdings, Inc.
614,000 4.054%,  3/15/2029 576,421
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
92,000 8.250%,  10/1/2031
c
95,222
Zegona Finance plc
82,000 8.625%,  7/15/2029
c
87,535
Ziggo Bond Company BV
70,000 5.125%,  2/28/2030
c
63,663
Ziggo BV
70,000 4.875%,  1/15/2030
c
65,573
Total 19,644,400
Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Cyclical  0.6%
1011778 B.C., ULC/New Red
Finance, Inc.
$ 47,000 3.875%,  1/15/2028
c
$ 44,855
104,000 4.375%,  1/15/2028
c
100,022
71,000 6.125%,  6/15/2029
c
71,967
122,000 5.625%,  9/15/2029
c
121,481
Adient Global Holdings, Ltd.
45,000 8.250%,  4/15/2031
a,c
46,670
72,000 7.500%,  2/15/2033
c
72,960
ADT Security Corporation
107,000 4.125%,  8/1/2029
c
100,535
107,000 4.875%,  7/15/2032
c
99,557
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
255,000 4.625%,  6/1/2028
c
243,442
Allison Transmission, Inc.
53,000 3.750%,  1/30/2031
c
47,295
Amazon.com, Inc.
324,000 3.875%,  8/22/2037 286,250
American Axle & Manufacturing,
Inc.
182,000 5.000%,  10/1/2029
a
166,966
American Honda Finance
Corporation
355,000 5.050%,  7/10/2031 353,917
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
35,000 7.000%,  4/15/2030
a,c
32,112
Arko Corporation
97,000 5.125%,  11/15/2029
c
89,496
Asbury Automotive Group, Inc.
111,000 5.000%,  2/15/2032
c
103,858
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
129,647
29,000 4.625%,  4/1/2030
c
26,708
Aston Martin Capital Holdings, Ltd.
119,000 10.000%,  3/31/2029
c
118,104
Bath & Body Works, Inc.
57,000 6.950%,  3/1/2033 57,898
Beazer Homes USA, Inc.
109,000 7.500%,  3/15/2031
c
109,907
Belron UK Finance plc
58,000 5.750%,  10/15/2029
c
57,479
BorgWarner, Inc.
273,000 4.950%,  8/15/2029 272,015
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
c
139,945
Boyne USA, Inc.
105,000 4.750%,  5/15/2029
c
99,812
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
98,000 4.875%,  2/15/2030
c
89,650
Caesars Entertainment, Inc.
296,000 4.625%,  10/15/2029
c
279,444
78,000 6.500%,  2/15/2032
c
78,971
75,000 6.000%,  10/15/2032
c
72,942
Carnival Corporation
41,000 7.625%,  3/1/2026
c
41,071
357,000 5.750%,  3/1/2027
c
357,747
174,000 4.000%,  8/1/2028
c
166,069

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Cyclical  0.6% - continued
$ 43,000 6.000%,  5/1/2029
c
$ 43,083
Carvana Company
55,003
0.000%,PIK 12.000%,
12/1/2028
c,i
59,250
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
32,000 5.375%,  4/15/2027 31,861
139,000 5.250%,  7/15/2029 134,029
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
c
136,416
69,000 6.750%,  5/1/2031
c
70,172
Clarios Global, LP/Clarios US
Finance Company, Inc.
92,000 6.750%,  5/15/2028
c
93,723
169,000 6.750%,  2/15/2030
c
171,652
Crocs, Inc.
65,000 4.250%,  3/15/2029
c
60,452
Cushman & Wakefield US
Borrower, LLC
32,000 6.750%,  5/15/2028
c
32,265
Daimler Trucks Finance North
America, LLC
392,000 2.000%,  12/14/2026
c
372,686
Dana, Inc.
64,000 5.625%,  6/15/2028 63,568
95,000 4.500%,  2/15/2032
a
89,475
eG Global Finance plc
32,000 12.000%,  11/30/2028
c
35,875
Expedia Group, Inc.
553,000 3.250%,  2/15/2030 510,203
Ford Motor Credit Company, LLC
225,000 2.300%,  2/10/2025 224,878
360,000 5.850%,  5/17/2027 363,975
354,000 2.900%,  2/10/2029 318,792
315,000 7.122%,  11/7/2033 329,476
Forestar Group, Inc.
66,000 3.850%,  5/15/2026
c
64,473
Gap, Inc.
46,000 3.625%,  10/1/2029
c
41,845
79,000 3.875%,  10/1/2031
c
69,287
Garrett Motion Holdings, Inc./
Garrett LX I SARL
127,000 7.750%,  5/31/2032
c
129,389
General Motors Company
281,000 6.125%,  10/1/2025 282,994
General Motors Financial
Company, Inc.
120,000 5.400%,  5/8/2027 121,221
413,000 5.800%,  1/7/2029 420,651
400,000 4.900%,  10/6/2029 393,428
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
102,000 8.750%,  1/15/2032
c
90,243
GLP Capital, LP
469,000 5.750%,  6/1/2028 474,530
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
64,000 3.500%,  3/1/2029
c
59,154
Goodyear Tire & Rubber Company
64,000 4.875%,  3/15/2027 62,773
69,000 5.000%,  7/15/2029 64,371
Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Cyclical  0.6% - continued
Group 1 Automotive, Inc.
$ 51,000 6.375%,  1/15/2030
c
$ 51,837
Hanesbrands, Inc.
73,000 4.875%,  5/15/2026
c
72,421
37,000 9.000%,  2/15/2031
a,c
39,535
Harley-Davidson Financial
Services, Inc.
269,000 5.950%,  6/11/2029
c
270,803
Hilton Domestic Operating
Company, Inc.
292,000 4.875%,  1/15/2030 282,792
32,000 4.000%,  5/1/2031
c
29,170
187,000 3.625%,  2/15/2032
c
164,426
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
227,000 5.000%,  6/1/2029
c
216,254
Home Depot, Inc.
375,000 5.400%,  9/15/2040 373,240
228,000 4.250%,  4/1/2046 190,716
340,000 3.900%,  6/15/2047 266,604
Hyundai Capital America
375,000 1.800%,  1/10/2028
c
342,225
310,000 5.300%,  6/24/2029
c
311,554
International Game Technology plc
206,000 5.250%,  1/15/2029
c
202,707
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
c
92,353
Jaguar Land Rover Automotive plc
76,000 5.500%,  7/15/2029
a,c
74,761
K Hovnanian Enterprises, Inc.
61,000 11.750%,  9/30/2029
c
66,312
KB Home
215,000 4.800%,  11/15/2029 206,189
L Brands, Inc.
240,000 6.625%,  10/1/2030
c
244,355
110,000 6.875%,  11/1/2035 113,510
Las Vegas Sands Corporation
208,000 5.900%,  6/1/2027 210,829
Life Time, Inc.
98,000 6.000%,  11/15/2031
c
98,017
Light & Wonder International, Inc.
65,000 7.250%,  11/15/2029
c
67,054
Live Nation Entertainment, Inc.
71,000 4.750%,  10/15/2027
c
69,590
Lowe's Companies, Inc.
228,000 5.625%,  4/15/2053 219,163
498,000 2.625%,  4/1/2031 435,212
Macy's Retail Holdings, LLC
74,000 5.875%,  4/1/2029
a,c
72,492
63,000 6.125%,  3/15/2032
a,c
59,581
75,000 4.500%,  12/15/2034 61,530
Marriott International, Inc./MD
426,000 4.625%,  6/15/2030 417,714
Match Group Holdings II, LLC
147,000 4.125%,  8/1/2030
c
132,788
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
c
126,384
McDonald's Corporation
470,000 4.450%,  3/1/2047 395,764
Melco Resorts Finance, Ltd.
176,000 5.375%,  12/4/2029
c
162,230
180,000 7.625%,  4/17/2032
c
179,690

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Cyclical  0.6% - continued
MGM Resorts International
$ 67,000 4.625%,  9/1/2026 $ 66,400
71,000 6.125%,  9/15/2029 71,056
Michaels Companies, Inc.
94,000 5.250%,  5/1/2028
c
73,099
NCL Corporation, Ltd.
12,000 5.875%,  3/15/2026
c
12,044
158,000 5.875%,  2/15/2027
c
158,725
149,000 6.750%,  2/1/2032
c
151,326
Nordstrom, Inc.
78,000 4.250%,  8/1/2031 68,789
Parkland Corporation
70,000 6.625%,  8/15/2032
c
70,164
PENN Entertainment, Inc.
150,000 4.125%,  7/1/2029
a,c
136,642
PetSmart, Inc./PetSmart Finance
Corporation
180,000 4.750%,  2/15/2028
c
172,514
67,000 7.750%,  2/15/2029
c
66,784
Phinia, Inc.
100,000 6.625%,  10/15/2032
c
100,207
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
89,000 5.750%,  4/15/2026
c
89,215
QVC, Inc.
40,000 6.875%,  4/15/2029
a,c
33,353
Rakuten Group, Inc.
95,000 11.250%,  2/15/2027
c
103,837
115,000 9.750%,  4/15/2029
c
125,602
Raven Acquisition Holdings, LLC
70,000 6.875%,  11/15/2031
c
69,838
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
c
88,926
Royal Caribbean Cruises, Ltd.
288,000 4.250%,  7/1/2026
c
284,043
45,000 5.625%,  9/30/2031
c
44,666
51,000 6.000%,  2/1/2033
c
51,404
S&S Holdings, LLC
147,000 8.375%,  10/1/2031
c
147,509
Saks Global Enterprises, LLC
165,000 11.000%,  12/15/2029
c
158,005
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
72,000 6.625%,  3/1/2030
c
70,101
SeaWorld Parks and
Entertainment, Inc.
153,000 5.250%,  8/15/2029
c
147,861
Service Corporation International/
US
64,000 3.375%,  8/15/2030 56,796
47,000 4.000%,  5/15/2031 42,462
106,000 5.750%,  10/15/2032 104,157
Six Flags Entertainment
Corporation
32,000 7.250%,  5/15/2031
c
32,964
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
32,000 6.625%,  5/1/2032
c
32,692
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
a,c
40,063
Sonic Automotive, Inc.
81,000 4.875%,  11/15/2031
c
74,703
Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Cyclical  0.6% - continued
Staples, Inc.
$ 132,000 10.750%,  9/1/2029
c
$ 129,366
Station Casinos, LLC
111,000 4.625%,  12/1/2031
c
100,764
Target Corporation
342,000 2.950%,  1/15/2052
a
218,156
Tenneco, Inc.
144,000 8.000%,  11/17/2028
c
137,455
Toyota Motor Credit Corporation
111,000 4.800%,  1/5/2034 107,990
380,000 5.350%,  1/9/2035 381,991
Uber Technologies, Inc.
232,000 5.350%,  9/15/2054 214,529
285,000 4.800%,  9/15/2034 272,878
VICI Properties, LP/VICI Note
Company, Inc.
390,000 4.625%,  6/15/2025
c
389,131
136,000 5.750%,  2/1/2027
c
137,267
176,000 4.125%,  8/15/2030
c
163,373
Victoria's Secret & Company
201,000 4.625%,  7/15/2029
a,c
184,654
Victra Holdings, LLC/Victra
Finance Corporation
47,000 8.750%,  9/15/2029
c
49,771
Viking Cruises, Ltd.
326,000 5.875%,  9/15/2027
c
325,393
Walgreens Boots Alliance, Inc.
111,000 3.200%,  4/15/2030 92,184
Walmart, Inc.
298,000 4.500%,  9/9/2052 260,449
WASH Multifamily Acquisition, Inc.
99,000 5.750%,  4/15/2026
c
98,946
Wyndham Hotels & Resorts, Inc.
98,000 4.375%,  8/15/2028
c
94,156
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
60,000 5.125%,  10/1/2029
c
58,153
153,000 7.125%,  2/15/2031
c
159,982
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
c
163,204
ZF North America Capital, Inc.
93,000 7.125%,  4/14/2030
c
92,997
70,000 6.750%,  4/23/2030
c
68,783
Total 22,662,303
Consumer Non-Cyclical  0.6%
1375209 B.C., Ltd.
64,000 9.000%,  1/30/2028
a,c
64,093
Abbott Laboratories
375,000 4.750%,  11/30/2036 363,381
AbbVie, Inc.
122,000 5.400%,  3/15/2054 117,698
755,000 4.500%,  5/14/2035 709,901
271,000 5.350%,  3/15/2044 265,329
Acadia Healthcare Company, Inc.
103,000 5.000%,  4/15/2029
c
97,943
AdaptHealth, LLC
282,000 4.625%,  8/1/2029
c
259,209
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
201,000 4.625%,  1/15/2027
c
197,422
214,000 3.500%,  3/15/2029
c
196,867

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Non-Cyclical  0.6% - continued
Altria Group, Inc.
$ 237,000 6.875%,  11/1/2033 $ 258,158
Amgen, Inc.
375,000 4.200%,  2/22/2052 291,171
340,000 5.600%,  3/2/2043 333,347
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
486,000 4.700%,  2/1/2036 459,522
Anheuser-Busch InBev Worldwide,
Inc.
305,000 5.550%,  1/23/2049 299,199
Archer-Daniels-Midland Company
450,000 2.700%,  9/15/2051 269,158
AstraZeneca plc
600,000 3.000%,  5/28/2051 394,705
BAT Capital Corporation
244,000 7.079%,  8/2/2043 265,021
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
37,690
Bausch Health Companies, Inc.
147,000 5.500%,  11/1/2025
c
144,244
154,000 4.875%,  6/1/2028
c
124,761
77,000 11.000%,  9/30/2028
a,c
71,814
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 98,198
325,000 3.700%,  6/6/2027 318,109
BellRing Brands, Inc.
97,000 7.000%,  3/15/2030
c
100,546
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 441,915
Bunge, Ltd. Finance Corporation
87,000 4.650%,  9/17/2034 82,428
Campbell's Company
230,000 5.400%,  3/21/2034 229,156
Cargill, Inc.
336,000 3.125%,  5/25/2051
c
221,124
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
61,000 9.500%,  10/15/2029
c
60,755
Cencora, Inc.
245,000 5.150%,  2/15/2035 239,297
Central Garden & Pet Company
92,000 4.125%,  10/15/2030 83,643
Champ Acquisition Corporation
56,000 8.375%,  12/1/2031
c
58,323
Charles River Laboratories
International, Inc.
77,000 4.000%,  3/15/2031
c
69,220
CHS/Community Health Systems,
Inc.
128,000 5.625%,  3/15/2027
c
124,281
40,000 8.000%,  12/15/2027
c
39,743
59,000 6.000%,  1/15/2029
c
53,780
75,000 4.750%,  2/15/2031
c
61,202
92,000 10.875%,  1/15/2032
c
94,757
Conagra Brands, Inc.
434,000 1.375%,  11/1/2027 395,266
Concentra Escrow Issuer
Corporation
57,000 6.875%,  7/15/2032
c
58,941
Constellation Brands, Inc.
299,000 3.600%,  2/15/2028 288,372
Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Non-Cyclical  0.6% - continued
$ 192,000 2.875%,  5/1/2030 $ 171,704
CVS Health Corporation
114,000 7.000%,  3/10/2055
d
115,147
259,000 4.780%,  3/25/2038 227,493
404,000 6.000%,  6/1/2044 387,671
DaVita, Inc.
77,000 3.750%,  2/15/2031
c
67,761
133,000 6.875%,  9/1/2032
c
134,867
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
c
123,243
Eli Lilly & Company
169,000 4.950%,  2/27/2063 151,085
Embecta Corporation
81,000 5.000%,  2/15/2030
c
75,317
54,000 6.750%,  2/15/2030
c
51,575
Encompass Health Corporation
104,000 4.500%,  2/1/2028 101,522
Endo Finance Holdings, Inc.
64,000 8.500%,  4/15/2031
a,c
68,458
Energizer Holdings, Inc.
171,000 4.750%,  6/15/2028
c
164,247
Fortrea Holdings, Inc.
34,000 7.500%,  7/1/2030
a,c
34,133
GE HealthCare Technologies, Inc.
281,000 6.377%,  11/22/2052 301,864
General Mills, Inc.
91,000 4.950%,  3/29/2033 88,998
Grifols SA
80,000 4.750%,  10/15/2028
c
74,009
HCA, Inc.
396,000 3.500%,  9/1/2030 361,843
222,000 5.450%,  9/15/2034 217,468
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
139,000 7.875%,  9/1/2025
a,c
138,926
HLF Financing SARL, LLC/
Herbalife International, Inc.
70,000 12.250%,  4/15/2029
c
73,504
77,000 4.875%,  6/1/2029
a,c
52,062
Illumina, Inc.
277,000 4.650%,  9/9/2026 276,157
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
c
379,215
Jazz Securities DAC
47,000 4.375%,  1/15/2029
c
44,770
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
227,000 5.500%,  1/15/2030 227,399
392,000 3.000%,  5/15/2032 330,434
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
330,000 5.950%,  4/20/2035
c
334,399
Johnson & Johnson
258,000 5.250%,  6/1/2054 253,065
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
125,000 9.000%,  2/15/2029
c
129,921
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 305,894

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Non-Cyclical  0.6% - continued
Kraft Heinz Foods Company
$ 234,000 4.375%,  6/1/2046 $ 190,462
Lamb Weston Holdings, Inc.
70,000 4.125%,  1/31/2030
c
64,847
72,000 4.375%,  1/31/2032
c
65,508
LifePoint Health, Inc.
125,000 9.875%,  8/15/2030
c
133,348
72,000 11.000%,  10/15/2030
c
79,608
55,000 10.000%,  6/1/2032
c
53,617
Medline Borrower, LP/Medline Co-
Issuer, Inc.
82,000 6.250%,  4/1/2029
c
83,322
Medtronic, Inc.
343,000 4.375%,  3/15/2035 324,498
Mozart Debt Merger Sub, Inc.
129,000 3.875%,  4/1/2029
c
120,371
197,000 5.250%,  10/1/2029
c
190,880
MPH Acquisition Holdings, LLC
35,050 5.750%,  12/31/2030
c
28,040
18,305 11.500%,  12/31/2030
c
15,742
Newell Brands, Inc.
66,000 6.375%,  9/15/2027 67,182
65,000 6.625%,  9/15/2029
a
66,678
42,000 6.375%,  5/15/2030 42,525
Novartis Capital Corporation
260,000 4.700%,  9/18/2054 230,503
Organon & Company/Organon
Foreign Debt Co-Issuer BV
91,000 4.125%,  4/30/2028
c
86,312
248,000 5.125%,  4/30/2031
c
224,498
Owens & Minor, Inc.
114,000 6.625%,  4/1/2030
a,c
109,772
PepsiCo, Inc.
225,000 4.200%,  7/18/2052 182,523
Performance Food Group, Inc.
145,000 4.250%,  8/1/2029
c
136,326
94,000 6.125%,  9/15/2032
c
94,197
Perrigo Finance Unlimited
Company
100,000 4.900%,  6/15/2030 94,292
62,000 6.125%,  9/30/2032 60,798
Pfizer Investment Enterprises,
Private Ltd.
511,000 5.300%,  5/19/2053 478,468
230,000 5.110%,  5/19/2043 217,362
Philip Morris International, Inc.
236,000 5.500%,  9/7/2030 242,095
120,000 5.125%,  2/13/2031 120,613
341,000 5.375%,  2/15/2033 342,140
333,000 4.900%,  11/1/2034 321,230
Post Holdings, Inc.
95,000 4.625%,  4/15/2030
c
88,369
135,000 4.500%,  9/15/2031
c
122,068
92,000 6.250%,  10/15/2034
c
89,653
Prime Healthcare Services, Inc.
102,000 9.375%,  9/1/2029
c
96,996
Radiology Partners, Inc.
57,000 7.775%,  1/31/2029
c
56,484
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
c
187,465
Royalty Pharma plc
235,000 5.150%,  9/2/2029 234,841
Principal
Amount Long-Term Fixed Income  18.7% Value
Consumer Non-Cyclical  0.6% - continued
Select Medical Corporation
$ 69,000 6.250%,  12/1/2032
c
$ 67,787
Simmons Foods, Inc.
196,000 4.625%,  3/1/2029
c
182,665
Sotera Health Holdings, LLC
69,000 7.375%,  6/1/2031
c
70,257
Spectrum Brands, Inc.
15,000 3.875%,  3/15/2031
c
12,840
Star Parent, Inc.
54,000 9.000%,  10/1/2030
c
56,824
Stryker Corporation
277,000 5.200%,  2/10/2035
g
275,132
Surgery Center Holdings, Inc.
75,000 7.250%,  4/15/2032
c
74,813
Sysco Corporation
325,000 6.600%,  4/1/2040 352,453
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 221,121
346,000 5.650%,  7/5/2044 341,716
Tenet Healthcare Corporation
302,000 5.125%,  11/1/2027 298,722
198,000 4.375%,  1/15/2030 185,238
139,000 6.750%,  5/15/2031 142,248
Teva Pharmaceutical Finance
Company, LLC
67,000 6.150%,  2/1/2036 67,009
Teva Pharmaceutical Finance
Netherlands III BV
57,000 3.150%,  10/1/2026 55,232
US Acute Care Solutions, LLC
126,000 9.750%,  5/15/2029
c
128,130
Viterra Finance BV
295,000 3.200%,  4/21/2031
c
258,713
Wyeth, LLC
229,000 6.500%,  2/1/2034 249,861
Zoetis, Inc.
509,000 4.700%,  2/1/2043 455,309
Total 22,643,543
Energy  0.5%
Aethon United BR, LP/Aethon
United Finance Corporation
61,000 7.500%,  10/1/2029
c
62,560
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
122,000 5.375%,  6/15/2029
c
119,275
Archrock Partners, LP/Archrock
Partners Finance Corporation
98,000 6.250%,  4/1/2028
c
98,485
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
131,000 8.250%,  12/31/2028
c
133,696
66,000 5.875%,  6/30/2029
c
64,941
Baytex Energy Corporation
115,000 8.500%,  4/30/2030
c
118,478
52,000 7.375%,  3/15/2032
c
51,249
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
105,000 7.000%,  7/15/2029
c
107,858
BP Capital Markets America, Inc.
613,000 2.939%,  6/4/2051 380,633

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Energy  0.5% - continued
Buckeye Partners, LP
$ 90,000 4.500%,  3/1/2028
c
$ 86,664
60,000 6.875%,  7/1/2029
c
61,426
32,000 6.750%,  2/1/2030
c
32,553
California Resources Corporation
79,000 8.250%,  6/15/2029
c
81,219
Canadian Natural Resources, Ltd.
184,000 5.000%,  12/15/2029
c
181,815
168,000 2.950%,  7/15/2030 150,073
Cheniere Energy Partners, LP
823,000 4.500%,  10/1/2029 797,927
Cheniere Energy, Inc.
64,000 5.650%,  4/15/2034 63,979
Civitas Resources, Inc.
108,000 8.375%,  7/1/2028
c
112,954
156,000 8.750%,  7/1/2031
c
164,527
CNX Resources Corporation
67,000 6.000%,  1/15/2029
c
66,404
Columbia Pipelines Holding
Company, LLC
240,000 6.042%,  8/15/2028
c
246,626
Columbia Pipelines Operating
Company, LLC
59,000 5.927%,  8/15/2030
c
60,878
Comstock Resources, Inc.
127,000 6.750%,  3/1/2029
c
124,709
115,000 5.875%,  1/15/2030
c
108,837
ConocoPhillips Company
400,000 4.850%,  1/15/2032 393,202
Continental Resources, Inc.
398,000 2.268%,  11/15/2026
c
379,347
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
c
124,386
Crescent Energy Finance, LLC
196,000 7.625%,  4/1/2032
c
197,357
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
142,000 8.625%,  3/15/2029
c
148,930
Diamond Foreign Asset Company/
Diamond Finance, LLC
47,000 8.500%,  10/1/2030
c
48,989
Diamondback Energy, Inc.
356,000 5.750%,  4/18/2054 334,257
DT Midstream, Inc.
97,000 4.125%,  6/15/2029
c
91,705
Eastern Energy Gas Holdings, LLC
455,000 5.800%,  1/15/2035 462,644
Enbridge, Inc.
390,000 5.250%,  4/5/2027 394,208
Enerflex, Ltd.
51,000 9.000%,  10/15/2027
c
52,940
Energy Transfer, LP
154,000 8.000%,  5/15/2054
d
162,533
176,000 4.000%,  10/1/2027 172,322
175,000 5.150%,  2/1/2043 155,126
445,000 6.000%,  6/15/2048 431,215
EnLink Midstream Partners, LP
155,000 5.600%,  4/1/2044 143,124
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 197,195
Principal
Amount Long-Term Fixed Income  18.7% Value
Energy  0.5% - continued
EQM Midstream Partners, LP
$ 189,000 4.750%,  1/15/2031
c
$ 179,946
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 315,862
Genesis Energy LP/Genesis
Energy Finance Corporation
106,000 8.875%,  4/15/2030 109,883
158,000 7.875%,  5/15/2032 158,265
Gulfport Energy Operating
Corporation
48,000 6.750%,  9/1/2029
c
48,846
Halliburton Company
228,000 5.000%,  11/15/2045 203,482
Harvest Midstream I, LP
145,000 7.500%,  9/1/2028
c
148,301
Hess Midstream Operations, LP
143,000 4.250%,  2/15/2030
c
133,761
Hilcorp Energy I, LP/Hilcorp
Finance Company
255,000 5.750%,  2/1/2029
c
247,844
64,000 6.000%,  4/15/2030
c
62,058
70,000 6.250%,  4/15/2032
c
66,477
Howard Midstream Energy
Partners, LLC
186,000 7.375%,  7/15/2032
c
193,360
ITT Holdings, LLC
135,000 6.500%,  8/1/2029
c
126,172
Kodiak Gas Services, LLC
79,000 7.250%,  2/15/2029
c
81,314
Laredo Petroleum, Inc.
133,000 7.750%,  7/31/2029
a,c
133,476
MEG Energy Corporation
105,000 5.875%,  2/1/2029
c
103,386
Moss Creek Resources Holdings,
Inc.
70,000 8.250%,  9/1/2031
a,c
69,768
MPLX, LP
455,000 4.950%,  9/1/2032 441,263
84,000 5.000%,  3/1/2033 81,097
Nabors Industries, Inc.
64,000 7.375%,  5/15/2027
c
64,468
162,000 9.125%,  1/31/2030
c
168,156
National Fuel Gas Company
415,000 5.500%,  1/15/2026 417,049
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
52,000 8.125%,  2/15/2029
c
53,359
78,000 8.375%,  2/15/2032
c
80,239
Noble Finance II, LLC
136,000 8.000%,  4/15/2030
c
138,373
Northern Oil and Gas, Inc.
116,000 8.750%,  6/15/2031
c
121,635
NuStar Logistics, LP
127,000 6.375%,  10/1/2030 129,338
Occidental Petroleum Corporation
218,000 5.000%,  8/1/2027 218,159
ONEOK, Inc.
191,000 5.700%,  11/1/2054 177,433
121,000 5.000%,  3/1/2026 121,271
254,000 4.750%,  10/15/2031 245,747
PBF Holding Company, LLC/PBF
Finance Corporation
95,000 6.000%,  2/15/2028 93,627

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Energy  0.5% - continued
Permian Resources Operating,
LLC
$ 125,000 6.250%,  2/1/2033
c
$ 125,302
Prairie Acquiror, LP
105,000 9.000%,  8/1/2029
c
108,586
Precision Drilling Corporation
89,000 6.875%,  1/15/2029
c
89,771
Range Resources Corporation
94,000 4.750%,  2/15/2030
c
89,399
Rockies Express Pipeline, LLC
164,000 4.950%,  7/15/2029
c
157,227
Saturn Oil & Gas, Inc.
77,000 9.625%,  6/15/2029
a,c
76,856
Schlumberger Holdings
Corporation
186,000 5.000%,  5/29/2027
c
187,383
SM Energy Company
105,000 6.500%,  7/15/2028 105,115
46,000 7.000%,  8/1/2032
c
45,934
South Bow USA Infrastructure
Holdings, LLC
303,000 5.026%,  10/1/2029
c
298,130
118,000 5.584%,  10/1/2034
c
114,756
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
64,000 5.875%,  3/1/2027 63,707
Suncor Energy, Inc.
376,000 7.150%,  2/1/2032 407,263
Sunoco, LP
191,000 7.000%,  5/1/2029
c
197,419
Sunoco, LP/Sunoco Finance
Corporation
94,000 5.875%,  3/15/2028 94,091
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
215,000 5.500%,  1/15/2028
c
210,312
95,000 7.375%,  2/15/2029
c
96,698
Talos Production, Inc.
67,000 9.000%,  2/1/2029
c
69,677
Targa Resources Corporation
400,000 4.200%,  2/1/2033 364,836
TGNR Intermediate Holdings, LLC
123,000 5.500%,  10/15/2029
c
116,799
TotalEnergies Capital SA
205,000 5.275%,  9/10/2054 189,895
Transocean, Inc.
144,500 8.750%,  2/15/2030
c
150,709
USA Compression Partners, LP/
USA Compression Finance
Corporation
114,000 7.125%,  3/15/2029
c
116,659
Valaris, Ltd.
116,000 8.375%,  4/30/2030
c
119,127
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
c
89,728
85,000 4.125%,  8/15/2031
c
76,845
Venture Global LNG, Inc.
236,000 8.125%,  6/1/2028
c
246,632
121,000 9.000%,  9/30/2029
c,d,j
126,091
94,000 7.000%,  1/15/2030
c
96,075
236,000 8.375%,  6/1/2031
c
248,381
Principal
Amount Long-Term Fixed Income  18.7% Value
Energy  0.5% - continued
$ 134,000 9.875%,  2/1/2032
c
$ 147,510
Viridien SA
32,000 8.750%,  4/1/2027
a,c
32,345
Western Midstream Operating, LP
234,000 6.350%,  1/15/2029 241,997
114,000 6.150%,  4/1/2033 116,236
Williams Companies, Inc.
420,000 7.500%,  1/15/2031 465,637
145,000 5.600%,  3/15/2035 145,539
Total 17,929,328
Financials  1.7%
Acrisure, LLC/Acrisure Finance,
Inc.
44,000 4.250%,  2/15/2029
c
41,629
65,000 7.500%,  11/6/2030
c
67,204
AEGON Funding Company, LLC
383,000 5.500%,  4/16/2027
a,c
386,181
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
259,000 6.100%,  1/15/2027 264,570
425,000 3.875%,  1/23/2028 413,447
363,000 5.375%,  12/15/2031 362,657
265,000 3.400%,  10/29/2033 226,175
AG TTMT Escrow Issuer, LLC
50,000 8.625%,  9/30/2027
c
52,024
Agree, LP
199,000 5.625%,  6/15/2034 200,055
Air Lease Corporation
68,000 4.650%,  6/15/2026
d,j
66,353
537,000 3.000%,  2/1/2030 485,784
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
c
375,428
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
64,000 4.250%,  10/15/2027
c
61,921
129,000 6.750%,  4/15/2028
c
130,362
93,000 7.000%,  1/15/2031
c
94,631
Ally Financial, Inc.
503,000 8.000%,  11/1/2031 564,347
99,000 6.700%,  2/14/2033 101,792
American Express Company
127,000 5.098%,  2/16/2028
d
127,906
258,000 5.043%,  7/26/2028
d
259,674
187,000 5.085%,  1/30/2031
d
187,659
American International Group, Inc.
469,000 5.125%,  3/27/2033 464,708
AmWINS Group, Inc.
52,000 6.375%,  2/15/2029
c
52,602
155,000 4.875%,  6/30/2029
c
147,631
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,d
226,300
Aon North America, Inc.
185,000 5.750%,  3/1/2054 181,564
Apollo Debt Solutions BDC
291,000 6.700%,  7/29/2031
c
300,828
Ares Capital Corporation
170,000 3.250%,  7/15/2025 168,844
375,000 3.875%,  1/15/2026 371,047
241,000 2.150%,  7/15/2026 231,334
203,000 5.875%,  3/1/2029 205,528
Ares Strategic Income Fund
243,000 5.600%,  2/15/2030
c
240,027

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
Arthur J. Gallagher & Company
$ 59,000 6.750%,  2/15/2054 $ 65,053
95,000 5.750%,  7/15/2054 92,978
417,000 5.000%,  2/15/2032 409,711
Avolon Holdings Funding, Ltd.
130,000 4.250%,  4/15/2026
c
128,652
280,000 4.950%,  1/15/2028
c
277,911
288,000 5.750%,  3/1/2029
c
291,598
Azorra Finance, Ltd.
174,000 7.750%,  4/15/2030
c
176,093
Banco Santander Mexico SA
300,000 5.621%,  12/10/2029
c
300,264
Banco Santander SA
400,000 4.175%,  3/24/2028
d
393,043
Bank of America Corporation
325,000 1.734%,  7/22/2027
d
311,000
297,000 3.824%,  1/20/2028
d
291,727
199,000 5.202%,  4/25/2029
d
200,711
300,000 2.087%,  6/14/2029
d
273,697
150,000 3.974%,  2/7/2030
d
144,339
350,000 2.496%,  2/13/2031
d
309,904
600,000 1.922%,  10/24/2031
d
504,470
343,000 2.972%,  2/4/2033
d
296,633
685,000 4.571%,  4/27/2033
d
655,218
352,000 5.872%,  9/15/2034
d
362,853
143,000 5.468%,  1/23/2035
d
143,342
411,000 5.425%,  8/15/2035
d
400,589
455,000 3.846%,  3/8/2037
d
404,427
Bank of New York Mellon
Corporation
243,000 6.317%,  10/25/2029
d
255,320
Bank of Nova Scotia
112,000 4.850%,  2/1/2030 111,334
Barclays plc
64,000 6.125%,  12/15/2025
d,j
64,151
345,000 6.496%,  9/13/2027
d
353,198
350,000 4.972%,  5/16/2029
d
348,714
444,000 4.942%,  9/10/2030
d
437,230
340,000 5.746%,  8/9/2033
d
342,036
BBVA Bancomer SA/Texas
200,000 5.250%,  9/10/2029
c
196,796
Belrose Funding Trust
500,000 2.330%,  8/15/2030
c
425,367
Berkshire Hathaway Finance
Corporation
456,000 2.850%,  10/15/2050 285,009
BlackRock Funding, Inc.
125,000 5.250%,  3/14/2054 118,392
Blackstone Private Credit Fund
315,000 5.600%,  11/22/2029
c
311,393
231,000 6.250%,  1/25/2031 234,932
Blue Owl Capital Corporation II
176,000 8.450%,  11/15/2026 184,180
Blue Owl Credit Income
Corporation
286,000 4.700%,  2/8/2027 282,796
Blue Owl Technology Finance
Corporation
150,000 4.750%,  12/15/2025
c
148,811
400,000 6.100%,  3/15/2028
c
401,420
Blue Owl Technology Finance
Corporation II
248,000 6.750%,  4/4/2029 251,717
Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
BNP Paribas SA
$ 422,000 5.283%,  11/19/2030
c,d
$ 420,522
572,000 3.132%,  1/20/2033
c,d
492,292
BPCE SA
588,000 3.500%,  10/23/2027
c
563,940
250,000 5.876%,  1/14/2031
c,d
253,859
Burford Capital Global Finance,
LLC
151,000 9.250%,  7/1/2031
c
161,768
Camden Property Trust
311,000 3.150%,  7/1/2029 290,016
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 422,934
85,000 5.700%,  2/1/2030
d
86,416
Charles Schwab Corporation
234,000 6.136%,  8/24/2034
d
245,926
Chubb INA Holdings, LLC
225,000 4.350%,  11/3/2045 189,535
Citadel, LP
282,000 6.375%,  1/23/2032
c
286,775
Citibank NA
385,000 4.929%,  8/6/2026 387,006
Citigroup, Inc.
304,000 3.200%,  10/21/2026 296,578
468,000 3.668%,  7/24/2028
d
454,490
99,000 3.520%,  10/27/2028
d
95,527
148,000 5.174%,  2/13/2030
d
148,417
484,000 4.910%,  5/24/2033
d
468,537
287,000 6.174%,  5/25/2034
d
292,496
324,000 6.020%,  1/24/2036
d
325,279
Citizens Financial Group, Inc.
167,000 5.718%,  7/23/2032
d
168,530
CNA Financial Corporation
177,000 5.125%,  2/15/2034 173,096
Comerica, Inc.
90,000 5.982%,  1/30/2030
d
90,883
Constellation Insurance, Inc.
78,000 6.800%,  1/24/2030
c
76,750
Cooperatieve Rabobank UA
455,000 5.564%,  2/28/2029
c,d
462,883
Corebridge Financial, Inc.
131,000 6.375%,  9/15/2054
d
129,527
171,000 4.350%,  4/5/2042 142,639
Cousins Properties, LP
133,000 5.375%,  2/15/2032 131,085
Credit Acceptance Corporation
118,000 9.250%,  12/15/2028
c
125,736
Credit Agricole SA
250,000 5.230%,  1/9/2029
c,d
250,837
Credit Suisse Group AG
350,000 7.250%,  N/A
*,k
29,750
Deutsche Bank AG/New York, NY
500,000 5.373%,  1/10/2029
d
501,367
255,000 6.819%,  11/20/2029
d
268,583
525,000 3.729%,  1/14/2032
d
462,055
Discover Bank
480,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
486,398
Diversified Healthcare Trust
76,000 Zero Coupon,  1/15/2026
c
72,298
Drawbridge Special Opportunities
Fund, LP
226,000 3.875%,  2/15/2026
c
220,794

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
Elevance Health, Inc.
$ 460,000 3.125%,  5/15/2050 $ 294,913
306,000 4.625%,  5/15/2042 267,063
EPR Properties
210,000 4.950%,  4/15/2028 207,281
Fairfax Financial Holdings, Ltd.
252,000 6.350%,  3/22/2054 257,577
FirstCash, Inc.
162,000 5.625%,  1/1/2030
c
158,562
First-Citizens Bank & Trust
Company
210,000 6.125%,  3/9/2028 215,768
Five Corners Funding Trust IV
227,000 5.997%,  2/15/2053
c
228,315
Fortress Transportation and
Infrastructure Investors, LLC
68,000 5.500%,  5/1/2028
c
66,467
154,000 7.000%,  5/1/2031
c
156,075
92,000 7.000%,  6/15/2032
c
93,271
69,000 5.875%,  4/15/2033
c
66,017
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
c
59,312
Freedom Mortgage Holdings, LLC
151,000 9.250%,  2/1/2029
c
157,606
65,000 9.125%,  5/15/2031
c
67,275
FS KKR Capital Corporation
325,000 3.400%,  1/15/2026 319,945
GGAM Finance, Ltd.
62,000 7.750%,  5/15/2026
c
62,972
66,000 8.000%,  6/15/2028
c
69,614
182,000 5.875%,  3/15/2030
c
180,184
Global Aircraft Leasing Company,
Ltd.
199,000 8.750%,  9/1/2027
c
204,419
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
192,000 3.750%,  12/15/2027
c
178,455
goeasy, Ltd.
95,000 9.250%,  12/1/2028
c
101,452
66,000 7.625%,  7/1/2029
c
68,219
50,000 6.875%,  5/15/2030
c
50,765
Goldman Sachs Bank USA/New
York, NY
386,000 5.414%,  5/21/2027
d
389,365
Goldman Sachs BDC, Inc.
153,000 6.375%,  3/11/2027 156,266
Goldman Sachs Group, Inc.
320,000 1.948%,  10/21/2027
d
304,743
356,000 6.484%,  10/24/2029
d
373,791
145,000 1.992%,  1/27/2032
d
120,903
898,000 3.102%,  2/24/2033
d
779,512
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 87,000
Highwoods Realty, LP
216,000 3.050%,  2/15/2030 190,661
189,000 2.600%,  2/1/2031 158,571
Howard Hughes Corporation
42,000 4.125%,  2/1/2029
c
38,589
HSBC Holdings plc
350,000 5.402%,  8/11/2033
d
348,005
HUB International, Ltd.
185,000 7.250%,  6/15/2030
c
191,286
Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
Huntington Bancshares, Inc./OH
$ 290,000 5.709%,  2/2/2035
d
$ 290,233
294,000 6.141%,  11/18/2039
d
295,187
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
69,000 6.250%,  5/15/2026 68,904
262,000 5.250%,  5/15/2027 253,941
Intesa Sanpaolo SPA
79,000 4.198%,  6/1/2032
c,d
70,110
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 234,352
J.P. Morgan Chase & Company
98,000 4.000%,  4/1/2025
d,j
97,679
456,000 1.578%,  4/22/2027
d
439,169
460,000 2.947%,  2/24/2028
d
443,606
411,000 4.979%,  7/22/2028
d
412,675
594,000 4.505%,  10/22/2028
d
589,291
575,000 4.203%,  7/23/2029
d
562,296
425,000 2.522%,  4/22/2031
d
375,964
450,000 1.953%,  2/4/2032
d
377,075
457,000 4.586%,  4/26/2033
d
439,870
342,000 4.912%,  7/25/2033
d
335,275
294,000 5.766%,  4/22/2035
d
301,549
228,000 5.502%,  1/24/2036
d
229,353
273,000 5.534%,  11/29/2045
d
268,103
Jackson National Life Global
Funding
318,000 5.550%,  7/2/2027
c
322,396
Jane Street Group/JSG Finance,
Inc.
105,000 4.500%,  11/15/2029
c
99,150
42,000 7.125%,  4/30/2031
c
43,407
70,000 6.125%,  11/1/2032
c
69,662
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
47,000 5.000%,  8/15/2028
c
44,506
200,000 6.625%,  10/15/2031
c
200,940
Jefferson Capital Holdings, LLC
52,000 6.000%,  8/15/2026
c
51,890
131,000 9.500%,  2/15/2029
c
139,996
KeyBank NA/Cleveland, OH
308,000 5.000%,  1/26/2033 297,253
Kilroy Realty, LP
118,000 4.250%,  8/15/2029 111,076
105,000 6.250%,  1/15/2036 103,455
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
65,000 4.250%,  2/1/2027
c
63,233
174,000 4.750%,  6/15/2029
c
165,517
Liberty Mutual Group, Inc.
35,000 4.125%,  12/15/2051
c,d
33,481
Lloyds Banking Group plc
300,000 5.087%,  11/26/2028
d
300,753
340,000 5.871%,  3/6/2029
d
347,928
Macquarie Airfinance Holdings,
Ltd.
61,000 6.400%,  3/26/2029
c
62,858
211,000 5.150%,  3/17/2030
c
207,561
32,000 6.500%,  3/26/2031
c
33,168
Marsh & McLennan Companies,
Inc.
84,000 5.450%,  3/15/2053 80,429

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
Massachusetts Mutual Life
Insurance Company
$ 525,000 3.200%,  12/1/2061
c
$ 309,125
Mitsubishi UFJ Financial Group,
Inc.
339,000 5.422%,  2/22/2029
d
344,128
350,000 2.048%,  7/17/2030 300,047
Molina Healthcare, Inc.
108,000 4.375%,  6/15/2028
c
103,812
47,000 3.875%,  5/15/2032
c
41,330
81,000 6.250%,  1/15/2033
c
80,419
Morgan Stanley
230,000 5.516%,  11/19/2055
d
222,655
450,000 4.350%,  9/8/2026 447,004
468,000 3.591%,  7/22/2028
d
453,091
227,000 5.164%,  4/20/2029
d
228,310
440,000 3.622%,  4/1/2031
d
410,752
227,000 5.250%,  4/21/2034
d
224,241
214,000 5.831%,  4/19/2035
d
218,896
172,000 5.587%,  1/18/2036
d
173,497
400,000 5.297%,  4/20/2037
d
390,426
Morgan Stanley Direct Lending
Fund
204,000 6.150%,  5/17/2029
c
205,122
MPT Operating Partnership, LP/
MPT Finance Corporation
92,000 8.500%,  2/15/2032
c,g
93,427
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 217,780
Nationstar Mortgage Holdings,
Inc.
33,000 5.500%,  8/15/2028
c
32,398
68,000 6.500%,  8/1/2029
c
68,156
102,000 5.125%,  12/15/2030
c
96,355
NatWest Group plc
225,000 4.445%,  5/8/2030
d
218,264
359,000 6.475%,  6/1/2034
d
369,847
Navient Corporation
38,000 5.000%,  3/15/2027 37,341
42,000 5.500%,  3/15/2029 40,262
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
42,000 4.500%,  9/30/2028
c
39,259
New York Life Global Funding
337,000 4.550%,  1/28/2033
c
323,074
Nomura Holdings, Inc.
365,000 5.783%,  7/3/2034 369,818
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 401,009
OneMain Finance Corporation
245,000 3.500%,  1/15/2027 235,716
297,000 3.875%,  9/15/2028 277,434
Panther Escrow Issuer, LLC
183,000 7.125%,  6/1/2031
c
187,405
Park Intermediate Holdings, LLC
182,000 4.875%,  5/15/2029
c
173,872
Pine Street Trust III
109,000 6.223%,  5/15/2054
c
110,612
PNC Financial Services Group,
Inc.
120,000 6.615%,  10/20/2027
d
123,694
PRA Group, Inc.
100,000 8.375%,  2/1/2028
c
103,017
Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
Prologis Targeted US Logistics
Fund, LP
$ 240,000 5.250%,  4/1/2029
c
$ 242,444
158,000 5.250%,  1/15/2035
c
154,606
Prologis, LP
160,000 5.250%,  3/15/2054 150,079
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
d
409,178
Regency Centers, LP
350,000 4.125%,  3/15/2028 343,042
176,000 5.250%,  1/15/2034 173,980
Reinsurance Group of America,
Inc.
274,000 5.750%,  9/15/2034 276,065
RGA Global Funding
117,000 5.500%,  1/11/2031
c
118,389
RHP Hotel Properties, LP/RHP
Finance Corporation
32,000 4.750%,  10/15/2027 31,339
65,000 4.500%,  2/15/2029
c
61,981
RLJ Lodging Trust, LP
60,000 4.000%,  9/15/2029
c
55,081
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
215,000 3.625%,  3/1/2029
c
196,518
74,000 3.875%,  3/1/2031
c
65,393
93,000 4.000%,  10/15/2033
c
78,633
Ryan Specialty, LLC
34,000 4.375%,  2/1/2030
c
32,079
162,000 5.875%,  8/1/2032
c
160,523
Santander Holdings USA, Inc.
113,000 6.499%,  3/9/2029
d
116,794
105,000 6.174%,  1/9/2030
d
107,694
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
d
573,018
Service Properties Trust
70,000 5.500%,  12/15/2027 67,375
85,000 8.375%,  6/15/2029 84,950
25,000 8.625%,  11/15/2031
c
26,547
Simon Property Group, LP
400,000 3.800%,  7/15/2050 294,523
Sixth Street Lending Partners
210,000 6.125%,  7/15/2030
c
211,205
SLM Corporation
60,000 4.200%,  10/29/2025 59,878
57,000 6.500%,  1/31/2030 57,534
Societe Generale SA
234,000 4.750%,  11/24/2025
c
233,207
70,000 10.000%,  11/14/2028
c,d,j
76,240
340,000 6.100%,  4/13/2033
c,d
343,002
Standard Chartered plc
375,000 5.545%,  1/21/2029
c,d
378,636
State Street Corporation
444,000 4.530%,  2/20/2029
d
440,851
Sumitomo Mitsui Financial Group,
Inc.
338,000 5.710%,  1/13/2030 347,351
200,000 1.710%,  1/12/2031 164,860
Synchrony Financial
144,000 5.935%,  8/2/2030
d
145,883
67,000 7.250%,  2/2/2033 70,110
Synovus Bank
250,000 5.625%,  2/15/2028 251,891

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Financials  1.7% - continued
Toronto-Dominion Bank
$ 296,000 5.523%,  7/17/2028 $ 302,152
151,000 5.146%,  9/10/2034
d
147,704
Truist Financial Corporation
230,000 6.047%,  6/8/2027
d
233,567
162,000 5.125%,  12/15/2027
a,d,j
158,926
270,000 5.122%,  1/26/2034
d
262,886
152,000 5.711%,  1/24/2035
d
153,512
U.S. Bancorp
352,000 5.775%,  6/12/2029
d
361,080
89,000 5.836%,  6/12/2034
d
90,965
160,000 5.678%,  1/23/2035
d
161,569
UBS Group AG
50,000 4.875%,  2/12/2027
c,d,j
48,543
355,000 6.246%,  9/22/2029
c,d
369,169
282,000 3.091%,  5/14/2032
c,d
248,176
200,000 5.699%,  2/8/2035
c,d
202,844
300,000 5.379%,  9/6/2045
c,d
286,869
UniCredit SPA
65,000 5.861%,  6/19/2032
c,d
65,030
United Wholesale Mortgage, LLC
175,000 5.500%,  4/15/2029
c
169,669
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 228,727
342,000 4.750%,  5/15/2052 293,418
UWM Holdings, LLC
68,000 6.625%,  2/1/2030
c
68,139
Vornado Realty, LP
48,000 3.400%,  6/1/2031 41,231
Wells Fargo & Company
50,000 3.900%,  3/15/2026
d,j
49,125
203,000 3.000%,  4/22/2026 199,146
304,000 3.000%,  10/23/2026 295,505
600,000 4.900%,  1/24/2028
d
600,266
342,000 3.526%,  3/24/2028
d
332,551
256,000 5.707%,  4/22/2028
d
260,226
481,000 2.393%,  6/2/2028
d
454,709
236,000 5.574%,  7/25/2029
d
240,447
187,000 5.389%,  4/24/2034
d
185,520
550,000 4.900%,  11/17/2045 481,735
XHR, LP
64,000 4.875%,  6/1/2029
c
60,812
35,000 6.625%,  5/15/2030
c
35,377
Zions Bancorp NA
250,000 6.816%,  11/19/2035
d
256,992
Total 65,075,316
Foreign Government  <0.1%
NBN Company, Ltd.
375,000 2.625%,  5/5/2031
c
325,824
Saudi Arabian Oil Company
288,000 5.250%,  7/17/2034
c
284,822
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
c
135,650
Total 746,296
Mortgage-Backed Securities  6.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,585,211 2.000%,  1/1/2052 2,834,782
1,687,747 2.000%,  5/1/2051 1,334,491
6,328,041 2.500%,  5/1/2051 5,217,850
Principal
Amount Long-Term Fixed Income  18.7% Value
Mortgage-Backed Securities  6.0% - continued
$ 2,696,162 3.500%,  5/1/2052 $ 2,396,480
2,987,348 4.000%,  5/1/2052 2,747,537
1,870,937 5.000%,  7/1/2053 1,818,236
1,589,654 5.500%,  7/1/2053 1,581,721
2,185,966 3.500%,  8/1/2052 1,947,224
1,878,953 5.000%,  8/1/2053 1,831,048
5,814,559 5.500%,  9/1/2053 5,807,287
2,222,959 3.500%,  9/1/2047 2,004,480
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,666,158 2.500%,  7/1/2030 1,587,849
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,085,838 3.000%,  12/1/2036 1,934,268
1,798,146 3.000%,  8/1/2038 1,681,184
2,629,595 3.500%,  5/1/2040 2,447,629
1,687,219 2.500%,  4/1/2042 1,443,552
691,949 2.000%,  5/1/2042 578,249
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,548,456 3.000%,  1/1/2052 5,621,489
1,111,401 2.000%,  2/1/2051 879,028
720,731 2.000%,  2/1/2051 570,041
3,336,362 2.500%,  2/1/2051 2,723,375
1,891,620 2.500%,  2/1/2051 1,562,712
1,677,178 2.000%,  3/1/2051 1,306,855
12,747,295 2.000%,  3/1/2051 9,996,300
4,687,371 4.000%,  3/1/2051 4,337,419
1,068,271 2.000%,  3/1/2052 843,147
7,111,892 3.000%,  3/1/2052 6,066,207
8,606,858 2.000%,  4/1/2051 6,717,167
4,277,818 3.000%,  4/1/2051 3,671,057
4,392,161 3.000%,  5/1/2050 3,786,714
1,347,191 2.000%,  5/1/2051 1,059,434
3,137,259 3.000%,  5/1/2051 2,719,203
7,060,513 2.000%,  6/1/2050 5,554,244
2,264,593 3.000%,  6/1/2050 1,976,484
1,251,733 4.000%,  6/1/2052 1,146,994
1,308,366 5.000%,  6/1/2053 1,272,743
4,883,658 2.500%,  7/1/2051 4,061,079
1,801,721 3.500%,  7/1/2051 1,611,876
3,445,893 4.000%,  7/1/2052 3,157,574
3,444,159 3.500%,  8/1/2050 3,088,875
4,929,461 3.500%,  8/1/2052 4,370,404
6,172,488 4.500%,  8/1/2052 5,816,753
2,485,542 5.000%,  8/1/2053 2,417,868
5,569,795 6.000%,  8/1/2054 5,705,400
2,395,351 2.500%,  9/1/2051 1,979,393
2,730,539 3.500%,  9/1/2052 2,437,010
1,458,024 3.500%,  9/1/2052 1,301,519
2,058,345 5.000%,  9/1/2052 1,994,726
2,931,467 4.500%,  9/1/2053 2,765,946
1,898,840 4.500%,  9/1/2053 1,796,303
5,031,115 4.000%,  10/1/2052 4,610,669
1,312,832 2.000%,  11/1/2051 1,036,849
1,913,919 3.500%,  11/1/2052 1,713,405
5,454,880 2.000%,  12/1/2050 4,288,624
8,544,964 2.500%,  12/1/2051 7,038,891
3,709,464 4.500%,  12/1/2052 3,512,775
19,225,000 5.500%,  2/1/2041
g
18,985,708
11,375,000 5.000%,  2/1/2042
g
10,983,575
7,875,000 6.000%,  2/1/2042
g
7,928,506

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Mortgage-Backed Securities  6.0% - continued
$ 2,584,862 3.500%,  12/1/2047 $ 2,335,894
10,150,000 3.000%,  2/1/2048
g
8,630,921
11,000,000 3.500%,  2/1/2049
g
9,732,422
2,700,000 4.500%,  2/1/2049
g
2,540,742
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,683,101 2.500%,  3/1/2062 4,502,874
1,716,694 3.500%,  7/1/2061 1,491,920
2,586,128 4.000%,  12/1/2061 2,347,303
Total 235,190,284
Technology  0.4%
Accenture Capital, Inc.
312,000 4.500%,  10/4/2034 296,886
Adobe, Inc.
455,000 5.300%,  1/17/2035 460,097
Advanced Micro Devices, Inc.
228,000 4.393%,  6/1/2052 190,711
Amentum Holdings, Inc.
102,000 7.250%,  8/1/2032
c
103,407
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 446,112
Apple, Inc.
400,000 2.650%,  2/8/2051 246,667
746,000 3.750%,  9/12/2047 586,877
Automatic Data Processing, Inc.
388,000 4.450%,  9/9/2034 370,662
Block, Inc.
71,000 3.500%,  6/1/2031 63,181
295,000 6.500%,  5/15/2032
c
301,522
Boost Newco Borrower, LLC
194,000 7.500%,  1/15/2031
c
203,095
Broadcom, Inc.
374,000 5.050%,  7/12/2027 377,334
75,000 3.469%,  4/15/2034
c
64,809
457,000 3.137%,  11/15/2035
c
371,446
380,000 3.187%,  11/15/2036
c
304,789
275,000 4.926%,  5/15/2037
c
259,935
Cadence Design Systems, Inc.
151,000 4.700%,  9/10/2034 144,908
Central Parent, Inc./CDK Global,
Inc.
68,000 7.250%,  6/15/2029
c
64,585
Cisco Systems, Inc.
124,000 5.300%,  2/26/2054 120,078
123,000 4.950%,  2/26/2031 123,673
Clarivate Science Holdings
Corporation
70,000 3.875%,  7/1/2028
c
65,954
Cloud Software Group, Inc.
411,000 6.500%,  3/31/2029
c
404,008
Consensus Cloud Solutions, Inc.
33,000 6.000%,  10/15/2026
c
32,765
CoreLogic, Inc.
39,000 4.500%,  5/1/2028
c
36,516
Dell International, LLC/EMC
Corporation
244,000 6.020%,  6/15/2026 247,370
Dell, Inc.
215,000 6.500%,  4/15/2038 223,967
Diebold Nixdorf, Inc.
176,000 7.750%,  3/31/2030
c
182,193
Principal
Amount Long-Term Fixed Income  18.7% Value
Technology  0.4% - continued
Fiserv, Inc.
$ 114,000 2.250%,  6/1/2027 $ 107,946
238,000 2.650%,  6/1/2030 211,246
243,000 5.350%,  3/15/2031 246,305
198,000 5.600%,  3/2/2033 200,605
284,000 5.150%,  8/12/2034 277,791
Foundry JV Holdco, LLC
300,000 5.900%,  1/25/2030
c
306,863
Gen Digital, Inc.
5,000 6.750%,  9/30/2027
c
5,083
78,000 7.125%,  9/30/2030
c
80,249
Global Payments, Inc.
253,000 5.950%,  8/15/2052 244,945
342,000 5.300%,  8/15/2029 343,389
Hewlett Packard Enterprise
Company
434,000 4.400%,  9/25/2027 430,485
245,000 4.850%,  10/15/2031 242,118
II-VI, Inc.
56,000 5.000%,  12/15/2029
c
53,892
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
c
136,394
190,000 4.875%,  9/15/2029
c
182,143
140,000 5.250%,  7/15/2030
c
134,643
164,000 4.500%,  2/15/2031
c
150,912
KLA Corporation
343,000 3.300%,  3/1/2050 237,217
Marvell Technology, Inc.
57,000 5.950%,  9/15/2033 58,823
Mastercard, Inc.
275,000 3.950%,  2/26/2048 221,011
Microchip Technology, Inc.
50,000 5.050%,  3/15/2029 49,916
Microsoft Corporation
161,000 3.041%,  3/17/2062 101,656
403,000 2.500%,  9/15/2050 243,469
NCR Atleos Corporation
52,000 9.500%,  4/1/2029
c
56,656
NCR Voyix Corporation
97,000 5.000%,  10/1/2028
c
93,484
52,000 5.125%,  4/15/2029
c
49,595
Neptune Bidco US, Inc.
261,000 9.290%,  4/15/2029
c
222,497
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 117,081
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 149,714
305,000 3.250%,  5/11/2041 222,481
Open Text Corporation
134,000 3.875%,  12/1/2029
c
122,870
Open Text Holdings, Inc.
175,000 4.125%,  2/15/2030
c
160,467
Oracle Corporation
228,000 6.900%,  11/9/2052 252,916
444,000 4.800%,  8/3/2028 444,271
311,000 6.150%,  11/9/2029 326,029
229,000 5.250%,  2/3/2032 228,476
154,000 4.700%,  9/27/2034 145,325
420,000 3.850%,  7/15/2036 358,649
663,000 4.000%,  7/15/2046 508,739
PayPal Holdings, Inc.
222,000 5.500%,  6/1/2054 215,697

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Technology  0.4% - continued
Pitney Bowes, Inc.
$ 33,000 6.875%,  3/15/2027
c
$ 33,138
RingCentral, Inc.
183,000 8.500%,  8/15/2030
c
194,276
Rocket Software, Inc.
79,000 9.000%,  11/28/2028
c
81,830
Roper Technologies, Inc.
298,000 1.750%,  2/15/2031 245,947
Seagate HDD Cayman
131,475 9.625%,  12/1/2032 149,455
Sensata Technologies BV
72,000 4.000%,  4/15/2029
c
66,638
Sensata Technologies, Inc.
117,000 4.375%,  2/15/2030
c
108,347
38,000 3.750%,  2/15/2031
c
33,535
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
50,000 4.625%,  11/1/2026
c
49,459
17,000 6.750%,  8/15/2032
c
17,456
SK Hynix, Inc.
200,000 5.500%,  1/16/2027
c
201,851
SS&C Technologies, Inc.
116,000 5.500%,  9/30/2027
c
115,698
35,000 6.500%,  6/1/2032
c
35,573
Texas Instruments, Inc.
227,000 5.050%,  5/18/2063 203,714
UKG, Inc.
64,000 6.875%,  2/1/2031
c
65,342
Verisk Analytics, Inc.
198,000 5.250%,  6/5/2034 195,831
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
c
107,353
Visa, Inc.
470,000 2.700%,  4/15/2040 342,966
VMware, LLC
208,000 4.650%,  5/15/2027 207,523
335,000 2.200%,  8/15/2031 279,428
Xerox Holdings Corporation
16,000 5.000%,  8/15/2025
c
15,928
258,000 5.500%,  8/15/2028
c
219,962
Total 17,206,845
Transportation  0.1%
Air Canada
145,000 3.875%,  8/15/2026
c
141,336
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
218,750 5.500%,  4/20/2026
c
218,625
97,645 5.750%,  4/20/2029
c
97,406
Avianca Midco 2 plc
200,000 9.625%,  2/14/2030
c,g
195,000
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
75,000 5.375%,  3/1/2029
a,c
71,520
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 192,666
235,000 5.750%,  5/1/2040 242,550
230,000 4.450%,  3/15/2043 200,756
Canadian Pacific Railway
Company
228,000 4.700%,  5/1/2048 198,594
CSX Corporation
270,000 3.800%,  4/15/2050 204,185
Principal
Amount Long-Term Fixed Income  18.7% Value
Transportation  0.1% - continued
DCLI Bidco, LLC
$ 63,000 7.750%,  11/15/2029
c
$ 64,786
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
479,000 4.750%,  10/20/2028
c
475,986
ERAC USA Finance, LLC
227,000 5.400%,  5/1/2053
c
215,846
JetBlue Airways Corporation/
JetBlue Loyalty, LP
126,000 9.875%,  9/20/2031
c
133,202
Mileage Plus Holdings, LLC
285,500 6.500%,  6/20/2027
c
288,019
OneSky Flight, LLC
174,000 8.875%,  12/15/2029
c
178,247
Penske Truck Leasing Company,
LP/PTL Finance Corporation
258,000 5.750%,  5/24/2026
c
260,692
Rand Parent, LLC
178,000 8.500%,  2/15/2030
a,c
184,584
RXO, Inc.
141,000 7.500%,  11/15/2027
c
144,525
Stena International SA
104,000 7.250%,  1/15/2031
c
106,264
Union Pacific Corporation
455,000 2.973%,  9/16/2062 262,891
United Airlines, Inc.
129,000 4.375%,  4/15/2026
c
127,135
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
35,000 7.875%,  5/1/2027
c
35,014
77,000 6.375%,  2/1/2030
a,c
70,565
Total 4,310,394
U.S. Government & Agencies  6.2%
U.S. Treasury Bonds
1,924,000 3.625%,  5/15/2053 1,565,054
4,600,000 1.625%,  11/15/2050 2,401,344
3,300,000 4.750%,  11/15/2053 3,261,328
5,090,000 5.250%,  11/15/2028 5,257,016
1,175,000 4.375%,  5/15/2040 1,127,771
10,800,000 1.375%,  11/15/2040 6,719,625
560,000 3.000%,  5/15/2042 440,497
15,871,000 2.500%,  5/15/2046 10,851,176
13,950,000 2.875%,  5/15/2049 9,913,219
U.S. Treasury Notes
4,625,000 0.250%,  8/31/2025 4,519,348
1,100,000 5.000%,  8/31/2025 1,103,987
6,500,000 4.250%,  12/31/2025 6,499,441
9,100,000 2.625%,  1/31/2026 8,956,302
9,100,000 0.500%,  2/28/2026 8,745,598
23,740,000 2.500%,  2/28/2026 23,309,944
19,300,000 4.625%,  2/28/2026 19,372,073
16,600,000 4.500%,  3/31/2026 16,646,687
12,600,000 4.375%,  7/31/2026 12,628,055
8,800,000 3.500%,  9/30/2026 8,701,000
494,000 4.625%,  10/15/2026 497,203
7,450,000 0.500%,  4/30/2027 6,865,059
2,055,000 2.250%,  11/15/2027 1,948,879
9,775,000 3.875%,  12/31/2027 9,681,068
1,700,000 0.750%,  1/31/2028 1,534,781
10,200,000 3.500%,  1/31/2028 9,990,820
5,400,000 3.625%,  3/31/2028 5,300,859
21,400,000 2.875%,  5/15/2028 20,495,516
1,100,000 4.375%,  8/31/2028 1,103,094

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
U.S. Government & Agencies  6.2% - continued
$ 3,300,000 3.750%,  12/31/2028 $ 3,234,258
8,800,000 3.500%,  9/30/2029 8,493,719
9,780,000 1.375%,  11/15/2031 8,033,353
10,800,000 4.125%,  11/15/2032 10,561,641
1,200,000 4.500%,  11/15/2033 1,198,359
Total 240,958,074
Utilities  0.4%
AES Corporation
456,000 3.950%,  7/15/2030
c
421,841
Algonquin Power & Utilities
Corporation
162,000 4.750%,  1/18/2082
d
154,602
Alpha Generation, LLC
60,000 6.750%,  10/15/2032
c
60,666
American Water Capital
Corporation
241,000 5.450%,  3/1/2054 228,267
Appalachian Power Company
155,000 3.300%,  6/1/2027 150,041
Atmos Energy Corporation
151,000 5.000%,  12/15/2054 134,921
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 228,362
Calpine Corporation
201,000 4.500%,  2/15/2028
c
195,015
CenterPoint Energy, Inc.
107,000 4.250%,  11/1/2028 103,896
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 221,425
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 96,796
425,000 4.125%,  5/15/2049 333,333
Constellation Energy Generation,
LLC
120,000 6.125%,  1/15/2034 124,758
Consumers Energy Company
380,000 4.350%,  4/15/2049 316,455
Dominion Energy, Inc.
32,000 6.875%,  2/1/2055
d
33,358
32,000 7.000%,  6/1/2054
d
33,847
DTE Electric Company
215,000 3.700%,  3/15/2045 165,136
245,000 3.700%,  6/1/2046 186,108
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 323,375
Duke Energy Corporation
47,000 6.450%,  9/1/2054
d
47,144
378,000 5.450%,  6/15/2034 376,697
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 231,566
Edison International
59,000 7.875%,  6/15/2054
a,d
55,064
Enel Finance International NV
315,000 5.125%,  6/26/2029
c
315,198
Entergy Louisiana, LLC
220,000 5.800%,  3/15/2055 217,500
Essential Utilities, Inc.
255,000 4.800%,  8/15/2027 255,018
Eversource Energy
284,000 4.750%,  5/15/2026 283,873
Principal
Amount Long-Term Fixed Income  18.7% Value
Utilities  0.4% - continued
Exelon Corporation
$ 265,000 4.700%,  4/15/2050 $ 223,224
459,000 4.450%,  4/15/2046 381,236
FirstEnergy Corporation
285,000 4.850%,  7/15/2047 242,287
Georgia Power Company
193,000 4.950%,  5/17/2033 188,802
122,000 5.250%,  3/15/2034 121,422
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 140,293
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
c
234,278
Lightning Power, LLC
196,000 7.250%,  8/15/2032
c
202,441
MidAmerican Energy Company
267,000 5.850%,  9/15/2054 269,797
National Rural Utilities Cooperative
Finance Corporation
153,000 3.700%,  3/15/2029 146,537
NextEra Energy Capital Holdings,
Inc.
300,000 5.900%,  3/15/2055 298,407
200,000 5.300%,  3/15/2032 199,619
NextEra Energy Operating
Partners, LP
231,000 3.875%,  10/15/2026
c
221,202
NiSource, Inc.
33,000 6.375%,  3/31/2055
d
32,742
435,000 5.650%,  2/1/2045 425,613
NRG Energy, Inc.
49,000 3.375%,  2/15/2029
c
44,822
65,000 5.250%,  6/15/2029
c
63,321
56,000 6.000%,  2/1/2033
c
54,714
56,000 6.250%,  11/1/2034
c
55,179
Pacific Gas and Electric Company
265,000 3.300%,  12/1/2027 250,532
241,000 5.550%,  5/15/2029 240,195
195,000 4.550%,  7/1/2030 184,576
238,000 6.950%,  3/15/2034 253,022
125,000 5.800%,  5/15/2034 124,023
PG&E Corporation
78,000 7.375%,  3/15/2055
d
75,785
106,000 5.000%,  7/1/2028 102,138
PPL Capital Funding, Inc.
321,000 5.250%,  9/1/2034 315,335
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 184,036
Public Service Company of
Colorado
299,000 4.500%,  6/1/2052 247,888
Public Service Enterprise Group,
Inc.
239,000 5.875%,  10/15/2028 246,955
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 424,218
Southern California Edison
Company
135,000 5.450%,  3/1/2035 130,818
Southern Company
456,000 5.113%,  8/1/2027 458,833
369,000 4.850%,  3/15/2035 350,629

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.7% Value
Utilities  0.4% - continued
Southern Company Gas Capital
Corporation
$ 190,000 4.400%,  5/30/2047 $ 156,424
Southwestern Electric Power
Company
190,000 3.900%,  4/1/2045 142,627
Talen Energy Supply, LLC
112,000 8.625%,  6/1/2030
c
119,471
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
c
226,446
Virginia Electric and Power
Company
85,000 5.350%,  1/15/2054 79,220
375,000 4.600%,  12/1/2048 316,022
Vistra Corporation
65,000 8.000%,  10/15/2026
c,d,j
66,642
162,000 7.000%,  12/15/2026
c,d,j
162,542
Vistra Operations Company, LLC
326,000 5.000%,  7/31/2027
c
321,377
Xcel Energy, Inc.
179,000 4.600%,  6/1/2032 170,705
Total 14,190,657
Total Long-Term Fixed Income
(cost $773,741,604) 729,505,183
Shares Private Equity Funds 1.2% Value
Secondary  1.2%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,l
6,968,257
1 ASF IX, LP
*,b,l
3,195,311
1 ASF VIII Sidecar (Cayman), LP
*,b,l
2,253,229
1 Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,b,l
4,350,571
1 LCP X (Offshore), LP
*,b,l
21,383,982
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,l
9,489,244
Total 47,640,594
Total Private Equity Funds
(cost $38,037,560) 47,640,594
Shares
Collateral Held for Securities
Loaned 0.2% Value
6,965,460 Thrivent Cash Management Trust 6,965,460
Total Collateral Held for
Securities Loaned
(cost $6,965,460) 6,965,460
Shares or
Principal
Amount Short-Term Investments 14.7% Value
Federal Home Loan Bank Discount
Notes
22,000,000 4.247%, 2/5/2025
m,n
21,987,151
10,000,000 4.230%, 2/10/2025
m
9,988,320
2,400,000 4.420%, 2/12/2025
m,n
2,396,636
6,600,000 4.395%, 2/14/2025
m,n
6,589,207
900,000 4.430%, 2/19/2025
m,n
898,003
1,400,000 4.230%, 2/26/2025
m,n
1,395,748
8,000,000 4.230%, 3/7/2025
m,n
7,967,333
5,000,000 4.224%, 3/19/2025
m,n
4,972,583
1,200,000 4.215%, 5/2/2025
m,n
1,187,336
Shares or
Principal
Amount Short-Term Investments  14.7% Value
Federal Home Loan Mortgage
Corporation Discount Notes
1,400,000 4.235%, 2/6/2025
m,n
$ 1,399,019
10,000,000 4.235%, 2/18/2025
m
9,978,975
Federal National Mortgage
Association Discount Notes
400,000 4.195%, 4/9/2025
m,n
396,827
Thrivent Core Short-Term Reserve
Fund
45,121,226 4.630% 451,212,258
U.S. Treasury Bills
300,000 4.235%, 2/6/2025
m
299,895
5,000,000 4.253%, 2/11/2025
m
4,995,283
30,000,000 4.258%, 2/18/2025
m
29,946,906
300,000 4.397%, 2/20/2025
m
299,398
420,000 4.255%, 2/25/2025
m,o
418,910
15,290,000 4.235%, 3/11/2025
m,o
15,225,323
660,000 4.203%, 3/20/2025
m
656,515
Total Short-Term Investments
(cost $572,074,446) 572,211,626
Total Investments (cost
$3,229,925,124) 101.6% $3,967,746,445
Other Assets and Liabilities, Net
(1.6%) (62,258,065)
Total Net Assets 100.0% $3,905,488,380
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $108,634,942 or
2.8% of total net assets.
d Denotes variable rate securities. The rate shown is as
of January 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2025.
f All or a portion of the security is insured or guaranteed.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 31, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

k Defaulted security.  Interest is not being accrued.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of January 31, 2025 was $47,670,344 or
1.22% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of January 31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 5,366,000
ASF IX, LP  3/18/2024 2,341,754
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,947,470
Credit Suisse Group AG  9/5/2018 350,000
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 3,240,000
LCP X (Offshore), LP  10/25/2023 17,082,336
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 8,060,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of January 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 2,825,634
Common Stock 3,925,190
Total lending $6,750,824
Gross amount payable upon return of
collateral for securities loaned $6,965,460
Net amounts due to counterparty $214,636
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,506,454,713 1,506,454,713 – –
U.S. Unaffiliated 25,898,516 25,898,516 – –
Common Stock
Communications Services 63,549,264 63,549,264 – –
Consumer Discretionary 103,984,684 103,836,350 148,334 –
Consumer Staples 35,774,107 35,774,107 – –
Energy 36,728,907 36,728,907 – –
Financials 148,291,652 148,291,652 – –
Health Care 111,192,455 111,192,455 – –
Industrials 116,433,595 115,367,325 1,066,270 –
Information Technology 207,540,695 204,925,486 2,615,209 –
Materials 31,287,060 31,050,174 236,886 –
Real Estate 30,712,135 30,712,135 – –
Utilities 28,492,252 28,492,252 – –
Long-Term Fixed Income
Asset-Backed Securities 16,541,248 – 16,541,248 –
Basic Materials 5,421,861 – 5,421,861 –
Capital Goods 13,111,474 – 13,111,474 –
Collateralized Mortgage Obligations 27,691,578 – 27,691,578 –
Commercial Mortgage-Backed Securities 6,181,582 – 6,181,582 –
Communications Services 19,644,400 – 19,644,400 –
Consumer Cyclical 22,662,303 – 22,662,303 –
Consumer Non-Cyclical 22,643,543 – 22,643,543 –
Energy 17,929,328 – 17,929,328 –
Financials 65,075,316 – 65,075,316 –
Foreign Government 746,296 – 746,296 –
Mortgage-Backed Securities 235,190,284 – 235,190,284 –
Technology 17,206,845 – 17,206,845 –
Transportation 4,310,394 – 4,310,394 –
U.S. Government & Agencies 240,958,074 – 240,958,074 –
Utilities 14,190,657 – 14,190,657 –
Private Equity Funds
Secondary 47,640,594 – – 47,640,594
Short-Term Investments 120,999,368 – 120,999,368 –
Subtotal Investments in Securities $3,344,485,180 $2,442,273,336 $854,571,250 $47,640,594
Other Investments  * Total
Affiliated Short-Term Investments 451,212,258
U.S. Affiliated Registered Investment Cos. 165,083,547
Collateral Held for Securities Loaned 6,965,460
Subtotal Other Investments $623,261,265
Total Investments at Value $3,967,746,445
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,348,581 7,348,581 – –
Total Asset Derivatives $7,348,581 $7,348,581 $– $–
Liability Derivatives
Futures Contracts 10,345,457 8,423,173 1,922,284 –
Total Return Swaps 1,112,252 – 1,112,252 –
Total Liability Derivatives $11,457,709 $8,423,173 $3,034,536 $–

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate
Allocation Fund as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
% Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
1/31/2025
Long-Term Fixed Income
Collateralized
Mortgage Obligations   $1,537,000 $-  $10,866  $-  $-  $-   ($1,547,866) $-
Private Equity Funds
 Secondary $36,761,349 $-  ($2,212,605) $13,091,850 $-  $-  $- $47,640,594
Total  $38,298,349 $-   ($2,201,739)  $13,091,850 $-  $- ($1,547,866) $47,640,594
 Investments in Securities Ending Value  1/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $47,640,594
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $47,640,594

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
at
The following table presents Moderate Allocation Fund's futures contracts held as of January 31, 2025. Investments and/or cash totaling
$29,246,824 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 253 March 2025 $ 27,787,147 ( $ 249,678)
CBOT 2-Yr. U.S. Treasury Note 586 March 2025 120,410,799 85,451
CBOT 5-Yr. U.S. Treasury Note 635 March 2025 67,797,102 (239,052)
CBOT U.S. Long Bond 287 March 2025 33,429,556 (738,462)
CME E-mini Russell 2000 Index 6 March 2025 710,576 (21,956)
CME E-mini S&P 500 Index 1,915 March 2025 586,863,118 (5,923,931)
CME Ultra Long Term U.S. Treasury Bond 228 March 2025 27,989,086 (978,211)
Ultra 10-Yr. U.S. Treasury Note 128 March 2025 14,451,246 (195,246)
Total Futures Long Contracts $ 879,438,630 ( $ 8,261,085)
CME E-mini Russell 2000 Index (804) March 2025 ( $ 93,583,595) $ 1,308,515
CME E-mini S&P Mid-Cap 400 Index (611) March 2025 (203,268,758) 4,693,758
CME Euro Foreign Exchange Currency (290) March 2025 (38,327,108) 637,983
Eurex Euro STOXX 50 Index (693) March 2025 (35,971,829) (1,922,284)
ICE mini MSCI EAFE Index (78) March 2025 (9,168,313) (76,637)
ICE US mini MSCI Emerging Markets Index (447) March 2025 (24,993,314) 622,874
Total Futures Short Contracts ( $ 405,312,917) $5,264,209
Total Futures Contracts $ 474,125,713 ($2,996,876)
The following table presents Moderate Allocation Fund's total return swap contracts held as of January 31, 2025. Investments totaling
$1,175,695 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 8,900,042 ( $ 1,112,252) $ – ( $ 1,112,252)
Total Return Swaps ( $ 1,112,252) $ – ($1,112,252)
# Payment made on Termination Date

Moderate Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $60,355 $993 $1,348 $60,081 7,300 1.5%
Core Emerging Markets Equity 21,432 668 – 21,189 2,257 0.5
Core International Equity 12,707 434 – 12,984 1,215 0.3
Core Low Volatility Equity 2,373 184 – 2,443 212 <0.1
Core Mid Cap Value 44,529 4,024 – 46,105 4,142 1.2
Core Small Cap Value 22,933 2,536 1,900 22,281 2,033 0.6
Global Stock, Class S 88,445 10,069 – 92,403 3,307 2.4
High Yield, Class S 44,836 711 125 45,636 10,738 1.2
Income, Class S 129,646 1,447 1,120 128,695 15,928 3.3
International Allocation, Class S 146,460 4,241 – 148,723 13,822 3.8
Large Cap Growth, Class S 400,163 24,338 – 430,281 19,312 11.0
Large Cap Value, Class S 360,303 29,804 – 374,251 12,315 9.6
Limited Maturity Bond, Class S 73,574 746 510 73,928 5,962 1.9
Mid Cap Stock, Class S 152,446 6,243 10 159,054 4,239 4.1
Small Cap Stock, Class S 52,177 963 – 53,482 1,632 1.4
Total U.S. Affiliated Registered Investment
Companies 1,612,379 1,671,536 42.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% 541,428 128,969 219,185 451,212 45,121 11.6
Total Affiliated Short-Term Investments 541,428 451,212 11.6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,672 56,411 58,118 6,965 6,965 0.2
Total Collateral Held for Securities Loaned 8,672 6,965 0.2
Total Value $2,162,479 $2,129,713
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($284) $365 $– $994
Core Emerging Markets Equity – (911) – 668
Core International Equity – (157) – 424
Core Low Volatility Equity Fund – (114) 88 95
Core Mid Cap Value – (2,448) 3,165 860
Core Small Cap Value 437 (1,725) 2,174 362
Global Stock, Class S – (6,111) 8,393 1,675
High Yield, Class S (18) 232 – 712
Income, Class S (266) (1,012) – 1,455
International Allocation, Class S – (1,978) – 4,241
Large Cap Growth, Class S – 5,780 23,895 443
Large Cap Value, Class S – (15,856) 24,155 5,649
Limited Maturity Bond, Class S (11) 129 – 745
Mid Cap Stock, Class S (0) 375 5,454 789
Small Cap Stock, Class S – 342 687 276
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% – – – 6,562
Total Income/Non Cash Income from Affiliated Investments $25,950
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total ($142) ($23,089) $68,011

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   49.1% Value
U.S. Affiliated   48.5%
4,149,405 Thrivent Core Emerging Markets
Debt Fund $ 34,149,602
7,699,764 Thrivent Core Emerging Markets
Equity Fund 72,300,786
12,833,650 Thrivent Core International Equity
Fund 137,191,720
310,710 Thrivent Core Low Volatility Equity
Fund 3,576,271
5,932,465 Thrivent Core Mid Cap Value Fund 66,028,337
4,635,704 Thrivent Core Small Cap Value
Fund 50,807,311
8,455,589 Thrivent Global Stock Fund, Class
S 236,249,153
6,088,499 Thrivent High Yield Fund, Class S 25,876,121
9,001,472 Thrivent Income Fund, Class S 72,731,894
27,723,375 Thrivent International Allocation
Fund, Class S 298,303,510
24,534,102 Thrivent Large Cap Growth Fund,
Class S 546,619,785
14,465,122 Thrivent Large Cap Value Fund,
Class S 439,595,054
3,372,691 Thrivent Limited Maturity Bond
Fund, Class S 41,821,365
7,458,173 Thrivent Mid Cap Stock Fund,
Class S 279,830,660
2,513,910 Thrivent Small Cap Stock Fund,
Class S 82,380,819
Total 2,387,462,388
U.S. Unaffiliated   0.6%
5,692 Invesco QQQ Trust Series 1 2,972,875
20,000 Invesco Senior Loan ETF 421,000
36,265 iShares Broad USD High Yield
Corporate Bond ETF
a
1,352,322
15,034 iShares U.S. Regional Banks ETF 798,907
9,344 SPDR Bloomberg High Yield Bond
ETF
a
904,125
29,097 SPDR S&P 500 ETF Trust 17,511,156
19,232 SPDR S&P Biotech ETF 1,782,229
1,720 SPDR S&P Oil & Gas Exploration
ETF 230,755
4,519 SPDR S&P Regional Banking ETF 289,939
8,877 SPDR S&P Software & Services
ETF 1,725,334
Total 27,988,642
Total Registered Investment
Companies (cost $1,697,104,971) 2,415,451,030
Shares Common Stock 27.0% Value
Communications Services  1.7%
30,661 Alphabet, Inc., Class A 6,255,457
102,246 Alphabet, Inc., Class C 21,021,778
12,115 AMC Networks, Inc.
b
116,667
7,166 Bandwidth, Inc.
b
127,340
115,615 Cargurus, Inc.
b
4,532,108
185 Charter Communications, Inc.
b
63,916
20,022 Cogent Communications Holdings 1,508,457
80,384 Comcast Corporation 2,705,725
46,897 E.W. Scripps Company
b
88,166
330 Electronic Arts, Inc. 40,560
3,882 Entravision Communications
Corporation 8,346
19,111 Globalstar, Inc.
b
29,240
Shares Common Stock  27.0% Value
Communications Services  1.7% - continued
21,131 iHeartMedia, Inc.
b
$ 46,911
4,176 Integral Ad Science Holding
Corporation
b
43,890
12,804 Iridium Communications, Inc. 368,115
5,728 Liberty Global, Ltd., Class A
b
65,929
11,349 Liberty Latin America, Ltd., Class
A
b
70,137
2,045 Liberty Media Corporation-Liberty
Live Group
b
150,492
24,306 Lumen Technologies, Inc.
b
120,072
13,700 Magnite, Inc.
b
235,640
41,306 Meta Platforms, Inc. 28,467,269
5,272 Netflix, Inc.
b
5,149,479
8,782 New York Times Company 476,863
28,832 News Corporation, Class A 810,756
1,124 Omnicom Group, Inc. 97,552
44,198 Pinterest, Inc.
b
1,456,766
32,625 QuinStreet, Inc.
b
771,907
2,421 Sinclair, Inc. 35,468
9,249 Sirius XM Holdings, Inc.
a
222,068
3,353 TechTarget, Inc.
b
57,102
7,566 Telephone and Data Systems, Inc. 267,458
3,839 TKO Group Holdings, Inc.
b
595,851
16,666 Trade Desk, Inc.
b
1,977,921
144,735 Verizon Communications, Inc. 5,701,112
140,418 Warner Brothers Discovery, Inc.
b
1,465,964
Total 85,152,482
Consumer Discretionary  3.1%
204 Adient plc
b
3,556
22,739 Advance Auto Parts, Inc. 1,102,841
132,238 Amazon.com, Inc.
b
31,430,328
27,760 American Axle & Manufacturing
Holdings, Inc.
b
145,185
13,518 American Eagle Outfitters, Inc. 218,181
28,066 Aptiv plc
b
1,751,880
3,796 Autoliv, Inc. 366,921
15,817 Bath & Body Works, Inc. 594,877
18,486 Best Buy Company, Inc. 1,587,208
471 Booking Holdings, Inc. 2,231,391
17,553 Boot Barn Holdings, Inc.
b
2,823,400
7,024 BorgWarner, Inc. 224,066
2,603 Bright Horizons Family Solutions,
Inc.
b
319,128
15,001 Brunswick Corporation 1,011,667
518 CarMax, Inc.
b
44,362
1,093 Carvana Company
b
270,496
286 Cavco Industries, Inc.
b
145,471
42,136 Champion Homes, Inc.
b
3,890,417
16,111 Chewy, Inc.
b
628,007
56,039 Chipotle Mexican Grill, Inc.
b
3,269,876
23,516 Columbia Sportswear Company 2,076,463
25,225 Cooper-Standard Holdings, Inc.
b
388,969
8,722 Coursera, Inc.
b
67,247
1,035 Crocs, Inc.
b
105,642
13,802 D.R. Horton, Inc. 1,958,504
18,112 Dana, Inc. 288,705
459 Darden Restaurants, Inc. 89,615
13,946 Deckers Outdoor Corporation
b
2,473,463
17,787 DoorDash, Inc.
b
3,358,719
1,364 Dorman Products, Inc.
b
179,066
30,609 eBay, Inc. 2,065,495
2,685 Etsy, Inc.
b
147,433
9,743 Expedia Group, Inc.
b
1,665,566
486 Five Below, Inc.
b
45,577

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.0% Value
Consumer Discretionary  3.1% - continued
6,754 Fox Factory Holding Corporation
b
$ 184,519
740 Frontdoor, Inc.
b
44,311
1,275 GameStop Corporation
b
34,297
20,222 Gap, Inc. 486,744
1,335 Garmin, Ltd. 288,160
32,367 Gentex Corporation 838,953
7,735 Goodyear Tire & Rubber
Company
b
68,609
14,390 Grand Canyon Education, Inc.
b
2,527,460
6,125 Group 1 Automotive, Inc. 2,796,001
30,348 Hanesbrands, Inc.
b
246,426
4,347 Hasbro, Inc. 251,430
19,131 Hilton Worldwide Holdings, Inc. 4,898,875
16,966 Home Depot, Inc. 6,989,653
8,061 Installed Building Products, Inc. 1,602,849
8,174 Latham Group, Inc.
b
59,670
22,980 Laureate Education, Inc.
b
430,186
7,958 La-Z-Boy, Inc. 375,618
1,347 Lear Corporation 126,739
3,906 Leggett & Platt, Inc. 41,247
7,476 LKQ Corporation 279,528
13,572 Lowe's Companies, Inc. 3,529,263
4,935 Lululemon Athletica, Inc.
b
2,044,077
6,650 Mattel, Inc.
b
123,956
6,959 McDonald's Corporation 2,009,063
16,983 Modine Manufacturing Company
b
1,722,925
4,483 Mohawk Industries, Inc.
b
548,271
19,738 NIKE, Inc. 1,517,852
182 NVR, Inc.
b
1,458,945
558 OneSpaWorld Holdings, Ltd. 11,919
3,468 O'Reilly Automotive, Inc.
b
4,489,049
21,890 Patrick Industries, Inc. 2,126,395
926 Planet Fitness, Inc.
b
100,156
3,949 Pool Corporation 1,359,443
16,029 PUMA SE 502,993
109,144 Qurate Retail, Inc. 38,539
662 Ralph Lauren Corporation 165,301
4,342 Revolve Group, Inc.
b
137,120
16,863 Ross Stores, Inc. 2,538,893
4,946 Service Corporation International/
US 386,382
43,287 SharkNinja, Inc.
b
4,839,919
18,780 Solid Power, Inc.
b
26,104
102,737 Sony Group Corporation ADR 2,261,241
3,962 Stitch Fix, Inc.
b
18,661
55,287 Stoneridge, Inc.
b
285,834
1,601 Strategic Education, Inc. 157,266
4,635 Tapestry, Inc. 338,077
36,760 Tesla, Inc.
b
14,873,096
16,035 Texas Roadhouse, Inc. 2,903,938
491 TopBuild Corporation
b
168,256
5,400 Travel + Leisure Company 293,544
439 Ulta Beauty, Inc.
b
180,934
929 Vail Resorts, Inc. 158,041
3,573 Valvoline, Inc.
b
132,594
20,018 VF Corporation 519,867
1,869 Visteon Corporation
b
157,108
5,881 Wingstop, Inc. 1,751,950
67,783 Wyndham Hotels & Resorts, Inc. 7,118,571
50,934 Yum China Holding, Inc. 2,355,698
Total 152,892,238
Consumer Staples  1.1%
21,702 Altria Group, Inc. 1,133,495
6,504 BellRing Brands, Inc.
b
503,084
Shares Common Stock  27.0% Value
Consumer Staples  1.1% - continued
16,414 BJ's Wholesale Club Holdings,
Inc.
b
$ 1,625,807
4,328 Casey's General Stores, Inc. 1,825,421
8,265 Celsius Holdings, Inc.
b
206,460
12,003 Colgate-Palmolive Company 1,040,660
1,052 Costco Wholesale Corporation 1,030,834
266,371 Coty, Inc.
b
1,952,499
27,106 e.l.f. Beauty, Inc.
b
2,708,160
33,859 J & J Snack Foods Corporation 4,646,471
15,662 J.M. Smucker Company 1,674,111
19,018 John B. Sanfilippo & Son, Inc. 1,375,762
139,225 Kenvue, Inc. 2,964,100
4,503 Keurig Dr Pepper, Inc. 144,546
940 Kimberly-Clark Corporation 122,172
27,477 Lamb Weston Holdings, Inc. 1,646,971
9,878 Lancaster Colony Corporation 1,666,814
1,089 Maplebear, Inc.
b
52,577
5,029 McCormick & Company, Inc. 388,390
71,334 Philip Morris International, Inc. 9,287,687
9,032 Procter & Gamble Company 1,499,222
59,642 Sysco Corporation 4,349,095
12,664 Turning Point Brands, Inc. 807,203
3,002 Tyson Foods, Inc. 169,583
3,946 US Foods Holding Corporation
b
279,890
31,455 Vita Coco Company, Inc.
b
1,177,675
73,436 Walmart, Inc. 7,208,478
Total 51,487,167
Energy  1.0%
8,360 Antero Midstream Corporation 134,094
17,979 Antero Resources Corporation
b
670,976
43,414 Archrock, Inc. 1,219,499
61,145 Baker Hughes Company 2,823,676
23,485 Berry Corporation 102,395
6,810 Cactus, Inc. 406,625
44,180 ConocoPhillips 4,366,309
862 Coterra Energy, Inc. 23,895
9,172 Crescent Energy Company 138,130
80,444 Devon Energy Corporation 2,743,140
1,572 DT Midstream, Inc. 158,898
121,592 Enterprise Products Partners, LP 3,969,979
28,936 EOG Resources, Inc. 3,639,860
2,236 EQT Corporation 114,304
15,428 Expand Energy Corporation 1,567,485
94,843 Exxon Mobil Corporation 10,132,078
4,895 Gulfport Energy Corporation
b
873,807
60,807 Halliburton Company 1,582,198
23,849 Hess Midstream, LP 966,123
26,878 Kinder Morgan, Inc. 738,608
4,070 Kodiak Gas Services, Inc. 190,395
51,221 Kosmos Energy, Ltd.
b
162,883
12,328 Marathon Petroleum Corporation 1,796,313
54,053 Matador Resources Company 3,135,074
913 Natural Gas Services Group, Inc.
b
23,893
34,407 Noble Corporation plc 1,102,744
9,641 Oceaneering International, Inc.
b
239,579
11,706 Ovintiv, Inc. 494,227
4,112 Par Pacific Holdings, Inc.
b
68,753
1,674 Phillips 66 197,314
17,312 Schlumberger NV 697,327
22,650 Shell plc ADR 1,491,503
9,206 Sitio Royalties Corporation 185,409
6,864 SM Energy Company 260,557
5,571 Solaris Energy Infrastructure, Inc. 152,033
5,560 Talos Energy, Inc.
b
55,155

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.0% Value
Energy  1.0% - continued
174 Targa Resources Corporation $ 34,243
118,937 TechnipFMC plc 3,574,057
5,449 Vital Energy, Inc.
b
173,823
16,503 Williams Companies, Inc. 914,761
Total 51,322,122
Financials  4.3%
4,084 1st Source Corporation 256,149
682 Affirm Holdings, Inc.
b
41,650
16,356 Allstate Corporation 3,145,750
27,837 Ally Financial, Inc. 1,084,808
15,246 Amalgamated Financial
Corporation 532,695
4,870 American Express Company 1,545,982
31,385 American International Group, Inc. 2,311,819
2,987 Ameriprise Financial, Inc. 1,623,016
4,075 Ameris Bancorp 267,524
1,397 AMERISAFE, Inc. 69,878
12,925 Annaly Capital Management, Inc. 263,799
2,650 Arch Capital Group, Ltd. 246,636
526 Arrow Financial Corporation 13,997
3,777 Arthur J. Gallagher & Company 1,139,974
6,498 Artisan Partners Asset
Management, Inc. 290,396
27,200 Associated Banc-Corp 683,808
1,912 Assurant, Inc. 411,443
2,392 Assured Guaranty, Ltd. 226,283
1,325 Atlantic Union Bankshares
Corporation 50,045
113,685 AvidXchange Holdings, Inc.
b
1,205,061
915 Axis Capital Holdings, Ltd. 83,283
2,742 Axos Financial, Inc.
b
191,748
83 BancFirst Corporation 9,884
190,562 Bank of America Corporation 8,823,021
239 Bank of Hawaii Corporation 17,808
1,004 Bank of Marin Bancorp 25,371
23,335 Bank of N.T. Butterfield & Son, Ltd. 856,161
37,033 Bank of New York Mellon
Corporation 3,182,246
2,191 Bank OZK 111,281
2,557 BankFinancial Corporation 34,468
5,332 BankUnited, Inc. 219,199
3,840 Bar Harbor Bankshares 121,651
4,807 BCB Bancorp, Inc. 52,060
8,848 Berkshire Hathaway, Inc.
b
4,146,792
6,682 Berkshire Hills Bancorp, Inc. 196,518
2,336 Block, Inc.
b
212,156
34,823 Blue Owl Capital, Inc. 905,746
332 BOK Financial Corporation 36,659
54,306 Bridgewater Bancshares, Inc.
b
766,801
3,951 Brighthouse Financial, Inc.
b
243,816
11,799 Brookline Bancorp, Inc. 144,302
7,597 Brown & Brown, Inc. 795,102
743 Burke & Herbert Financial Services
Corporation 47,782
4,592 Business First Bancshares, Inc. 123,938
1,742 Byline Bancorp, Inc. 51,110
4,787 Cadence Bank 168,502
334 Camden National Corporation 15,150
298 Capital City Bank Group, Inc. 10,993
17,516 Capital One Financial Corporation 3,568,184
19,566 Capitol Federal Financial, Inc. 116,418
10,426 Carlyle Group, Inc. 585,524
794 Cathay General Bancorp 37,707
15,096 Cboe Global Markets, Inc. 3,084,566
Shares Common Stock  27.0% Value
Financials  4.3% - continued
101,740 Charles Schwab Corporation $ 8,415,933
8,022 Chimera Investment Corporation 119,448
409 ChoiceOne Financial Services, Inc. 13,706
11,991 Chubb, Ltd. 3,260,113
1,275 Cincinnati Financial Corporation 174,739
8,576 Citigroup, Inc. 698,344
1,434 Citizens Financial Group, Inc. 68,215
4,503 CNB Financial Corporation 113,926
6,746 CNO Financial Group, Inc. 269,435
170 Coinbase Global, Inc.
b
49,526
4,917 Columbia Banking System, Inc. 137,184
3,835 Comerica, Inc. 258,172
3,604 Commerce Bancshares, Inc. 240,747
592 Community Financial System, Inc. 38,794
9,301 Community Trust Bancorp, Inc. 497,697
2,051 ConnectOne Bancorp, Inc. 51,972
1,664 Cullen/Frost Bankers, Inc. 231,962
3,093 Customers Bancorp, Inc.
b
176,239
809 CVB Financial Corporation 16,860
349 Diamond Hill Investment Group,
Inc. 52,364
15,905 Discover Financial Services 3,198,336
7,014 Donnelley Financial Solutions, Inc.
b
465,519
3,506 Eagle Bancorp, Inc. 91,892
4,826 East West Bancorp, Inc. 496,933
1,902 Eastern Bankshares, Inc. 34,921
10,976 Ellington Credit Company 72,003
1,129 Employers Holdings, Inc. 55,502
2,869 Enact Holdings, Inc. 96,915
2,345 Enova International, Inc.
b
263,390
3,745 Enterprise Financial Services
Corporation 224,101
552 Equitable Holdings, Inc. 30,040
2,878 Equity Bancshares, Inc. 125,481
2,840 Essent Group, Ltd. 165,430
78,806 F.N.B. Corporation 1,236,466
2,243 FactSet Research Systems, Inc. 1,064,102
7,072 Federal Agricultural Mortgage
Corporation 1,398,700
22,924 Federated Hermes, Inc. 911,688
3,622 Fidelity National Information
Services, Inc. 295,084
2,644 Fifth Third Bancorp 117,156
5,821 Financial Institutions, Inc. 153,500
907 First American Financial
Corporation 57,341
26,522 First Bancorp/Puerto Rico 550,597
5,357 First Bancshares, Inc. 205,441
20,623 First Busey Corporation 500,726
699 First Business Financial Services,
Inc. 36,110
1,233 First Citizens BancShares, Inc./NC 2,718,383
6,220 First Financial Bancorp 174,284
2,192 First Financial Bankshares, Inc. 81,674
2,434 First Financial Corporation 117,295
1,361 First Hawaiian, Inc. 37,591
17,004 First Horizon Corporation 372,218
2,565 First Internet Bancorp 83,542
675 First Interstate BancSystem, Inc. 22,241
4,407 First Merchants Corporation 195,847
6,270 First Mid-Illinois Bancshares, Inc. 237,821
14,629 Fiserv, Inc.
b
3,160,449
2,379 Flagstar Financial, Inc. 28,144
6,779 Flushing Financial Corporation 94,567
1,731 Flywire Corporation
b
33,460
30,918 Fulton Financial Corporation 628,872

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.0% Value
Financials  4.3% - continued
60,101 Glacier Bancorp, Inc. $ 2,985,217
5,130 Great Southern Bancorp, Inc. 301,593
8,571 Hamilton Lane, Inc. 1,364,332
4,961 Hancock Whitney Corporation 296,370
8,166 Hanmi Financial Corporation 196,147
1,328 Hanover Insurance Group, Inc. 203,304
2,407 Hartford Financial Services Group,
Inc. 268,501
484 HBT Financial, Inc. 11,771
2,885 Heartland Financial USA, Inc. 186,573
2,752 Heritage Commerce Corporation 26,667
4,327 Home BancShares, Inc. 130,632
7,942 Hometrust Bancshares, Inc. 292,027
11,881 Hope Bancorp, Inc. 138,532
578 Horace Mann Educators
Corporation 22,328
8,524 Horizon Bancorp, Inc. 143,118
26,487 Houlihan Lokey, Inc. 4,813,218
5,247 Huntington Bancshares, Inc./OH 90,248
177 Independent Bank Corporation/MA 11,887
2,873 Independent Bank Corporation/MI 104,577
312 Interactive Brokers Group, Inc. 67,841
57,123 Intercontinental Exchange, Inc. 9,129,969
15,498 Invesco, Ltd. 298,027
672 Investar Holding Corporation 12,815
46,387 J.P. Morgan Chase & Company 12,399,245
17,136 Jack Henry & Associates, Inc. 2,983,206
20,826 Janus Henderson Group plc 935,712
16,098 Kearny Financial Corporation/MD 111,076
194,656 KeyCorp 3,499,915
12,219 Kinsale Capital Group, Inc. 5,400,065
1,946 LendingTree, Inc.
b
87,434
396 Loews Corporation 33,838
693 M&T Bank Corporation 139,459
1,664 MarketAxess Holdings, Inc. 367,128
5,481 Marsh & McLennan Companies,
Inc. 1,188,719
9,471 Mastercard, Inc. 5,260,478
3,904 Mercantile Bank Corporation 190,554
35,486 MetLife, Inc. 3,069,894
1,393 Metropolitan Bank Holding
Corporation
b
89,333
70,063 MGIC Investment Corporation 1,789,409
2,616 Mid Penn Bancorp, Inc. 78,794
5,739 Midland States Bancorp, Inc. 110,533
13,561 MidWestOne Financial Group, Inc. 428,934
958 Morningstar, Inc. 314,837
8,446 Mr. Cooper Group, Inc.
b
876,779
7,280 MSCI, Inc. 4,344,486
91,465 Nasdaq, Inc. 7,531,228
96 Nelnet, Inc. 10,576
676 Nicolet Bankshares, Inc. 75,800
29,759 NMI Holdings, Inc.
b
1,149,293
384 Northeast Community Bancorp,
Inc. 9,523
17,999 Northern Trust Corporation 2,021,108
7,424 Northfield Bancorp, Inc. 86,638
241 Northrim BanCorp, Inc. 20,516
11,958 Northwest Bancshares, Inc. 157,965
29,471 OceanFirst Financial Corporation 529,299
13,861 OFG Bancorp 592,003
8,438 Old National Bancorp 201,246
5,665 Old Republic International
Corporation 207,226
15,154 Old Second Bancorp, Inc. 284,744
9,050 OneMain Holdings, Inc. 502,637
Shares Common Stock  27.0% Value
Financials  4.3% - continued
3,348 Orrstown Financial Services, Inc. $ 121,666
1,164 Palomar Holdings, Inc.
b
125,561
107 Park National Corporation 18,159
1,868 Paymentus Holdings, Inc.
b
59,701
19,618 PayPal Holdings, Inc.
b
1,737,762
2,130 PCB Bancorp 41,088
4,892 Peoples Bancorp, Inc./OH 159,724
2,296 Pinnacle Financial Partners, Inc. 286,472
1,023 PNC Financial Services Group,
Inc. 205,572
8,467 Popular, Inc. 871,593
1,182 Principal Financial Group, Inc. 97,456
15,412 Progressive Corporation 3,798,133
17,780 Prosperity Bancshares, Inc. 1,422,400
12,289 Provident Financial Services, Inc. 228,207
1,603 Prudential Financial, Inc. 193,578
16,714 Radian Group, Inc. 568,610
3,081 Regions Financial Corporation 75,916
628 Reinsurance Group of America,
Inc. 143,096
5,192 Renasant Corporation 201,865
11,671 Rithm Capital Corporation 134,333
38,332 RLI Corporation 2,811,652
32,645 Robinhood Markets, Inc.
b
1,695,908
4,246 S&P Global, Inc. 2,213,907
19,799 SEI Investments Company 1,714,197
940 ServisFirst Bancshares, Inc. 85,230
3,567 Shore Bancshares, Inc. 58,320
963 Sierra Bancorp 29,025
849 Simmons First National
Corporation 19,289
898 Southern Missouri Bancorp, Inc. 53,144
2,040 Southside Bancshares, Inc. 64,117
3,024 SouthState Corporation 319,304
1,150 Stellar Bancorp, Inc. 32,660
7,447 StepStone Group, Inc. 477,204
882 Stifel Financial Corporation 102,180
7,483 Synovus Financial Corporation 422,191
612 Texas Capital Bancshares, Inc.
b
48,317
10,488 TPG RE Finance Trust, Inc. 88,204
29,909 TPG, Inc. 2,011,380
31,574 Tradeweb Markets, Inc. 4,006,741
49,974 Triumph Financial, Inc.
b
3,850,996
13,333 Truist Financial Corporation 634,917
3,998 TrustCo Bank Corporation NY 128,576
16,811 Trustmark Corporation 630,413
3,614 U.S. Bancorp 172,677
987 UMB Financial Corporation 116,367
2,755 United Bankshares, Inc. 106,068
1,789 United Community Banks, Inc. 59,341
1,006 Unity Bancorp, Inc. 48,640
4,346 Univest Financial Corporation 132,075
6,756 Unum Group 515,145
6,873 Valley National Bancorp 70,654
5,243 Veritex Holdings, Inc. 140,512
519 Virtu Financial, Inc. 20,791
19,165 Visa, Inc. 6,550,597
3,306 WaFd, Inc. 98,122
524 Walker & Dunlop, Inc. 50,341
5,188 Webster Financial Corporation 312,525
133,674 Wells Fargo & Company 10,533,511
4,505 WesBanco, Inc. 157,855
3,760 Westamerica Bancorporation 194,618
28,428 Western Alliance Bancorp 2,497,968
50,137 Western Union Company 517,414

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.0% Value
Financials  4.3% - continued
247 Willis Towers Watson plc $ 81,403
1,866 Wintrust Financial Corporation 244,091
580 WSFS Financial Corporation 32,480
20,079 Zions Bancorp NA 1,161,771
Total 213,094,852
Health Care  3.3%
33,222 Abbott Laboratories 4,250,090
1,081 AbbVie, Inc. 198,796
3,541 ACELYRIN, Inc.
b
6,976
1,074 ADMA Biologics, Inc.
b
17,345
37,581 Agilent Technologies, Inc. 5,694,273
2,333 Agios Pharmaceuticals, Inc.
b
80,232
496 Align Technology, Inc.
b
108,679
8,721 Amgen, Inc. 2,489,148
7,375 Amicus Therapeutics, Inc.
b
70,652
2,171 Anika Therapeutics, Inc.
b
37,037
3,434 Argenx SE ADR
b
2,249,716
577 Arvinas, Inc.
b
10,161
1,362 Astria Therapeutics, Inc.
b
10,705
71,996 Avantor, Inc.
b
1,604,071
909 Biogen, Inc.
b
130,832
7,864 Bio-Techne Corporation 578,397
46,621 Boston Scientific Corporation
b
4,772,126
912 Bruker Corporation 53,033
12,671 Cabaletta Bio, Inc.
b
30,284
7,712 CareDx, Inc.
b
179,690
36,459 Caribou Biosciences, Inc.
b
52,136
6,202 Cencora, Inc. 1,576,610
3,184 Centene Corporation
b
203,872
14,848 Certara, Inc.
b
211,287
360 Charles River Laboratories
International, Inc.
b
59,314
1,809 Chemed Corporation 1,016,658
8,220 Cigna Group 2,418,406
31,248 Concentra Group Holdings Parent,
Inc. 728,391
5,270 Cooper Companies, Inc.
b
508,818
5,108 CryoPort, Inc.
b
38,514
32,769 Danaher Corporation 7,298,967
4,981 Definitive Healthcare Corporation
b
24,208
9,021 Denali Therapeutics, Inc.
b
210,189
18,593 Dentsply Sirona, Inc. 367,398
21,763 Dexcom, Inc.
b
1,889,681
1,812 Doximity, Inc.
b
107,089
8,134 Editas Medicine, Inc.
b
10,656
2,034 Edwards Lifesciences
Corporation
b
147,363
31,244 Elanco Animal Health, Inc.
b
375,865
12,904 Eli Lilly & Company 10,466,176
11,401 Enanta Pharmaceuticals, Inc.
b
58,259
42,106 Encompass Health Corporation 4,179,863
12,310 Exact Sciences Corporation
b
689,976
773 Exelixis, Inc.
b
25,625
11,886 Fate Therapeutics, Inc.
b
15,452
7,438 Fortrea Holdings, Inc.
b
125,033
36,244 Gilead Sciences, Inc. 3,522,917
52,850 Globus Medical, Inc.
b
4,900,252
11,839 GoodRx Holdings, Inc.
b
56,472
41,893 Haemonetics Corporation
b
2,892,712
27,500 HealthEquity, Inc.
b
3,036,550
623 Humana, Inc. 182,682
11,384 IDEXX Laboratories, Inc.
b
4,804,617
255 Illumina, Inc.
b
33,849
3,062 Incyte Corporation
b
227,078
Shares Common Stock  27.0% Value
Health Care  3.3% - continued
11,806 Inspire Medical Systems, Inc.
b
$ 2,284,461
3,692 Insulet Corporation
b
1,027,779
5,596 Integra LifeSciences Holdings
Corporation
b
146,056
8,529 Intellia Therapeutics, Inc.
b
88,019
4,255 Intuitive Surgical, Inc.
b
2,433,349
1,317 IQVIA Holding, Inc.
b
265,191
6,528 iTeos Therapeutics, Inc.
b
49,221
40,926 Johnson & Johnson 6,226,891
3,825 Kura Oncology, Inc.
b
30,256
10,620 Labcorp Holdings, Inc. 2,652,876
111 Ligand Pharmaceuticals, Inc.
b
12,937
2,317 Medpace Holdings, Inc.
b
808,981
70,852 Medtronic plc 6,434,779
40,078 Merck & Company, Inc. 3,960,508
2,273 Mettler-Toledo International, Inc.
b
3,101,372
3,594 Myriad Genetics, Inc.
b
45,536
15,833 Natera, Inc.
b
2,801,174
1,316 Neurocrine Biosciences, Inc.
b
199,795
13,764 Nkarta, Inc.
b
32,208
2,025 Novocure, Ltd.
b
49,653
16,295 Penumbra, Inc.
b
4,350,276
723 Phibro Animal Health Corporation 15,769
1,680 Prestige Consumer Healthcare,
Inc.
b
128,974
39,788 Progyny, Inc.
b
921,888
5,134 Prothena Corporation plc
b
73,057
813 PTC Therapeutics, Inc.
b
37,300
7,152 QIAGEN NV 319,265
868 Quest Diagnostics, Inc. 141,571
1,730 Regeneron Pharmaceuticals, Inc.
b
1,164,255
22,180 Relay Therapeutics, Inc.
b
99,145
29,201 Repligen Corporation
b
4,853,498
85 Revvity, Inc. 10,721
7,128 Rocket Pharmaceuticals, Inc.
b
76,555
58,801 Royalty Pharma plc 1,856,936
48,927 RxSight, Inc.
b
1,657,157
58,790 Sanofi SA ADR 3,194,649
1,006 Sarepta Therapeutics, Inc.
b
114,402
112,170 scPharmaceuticals, Inc.
b
372,404
3,799 STERIS plc 838,249
116,437 Stevanato Group SPA 2,609,353
6,121 Stryker Corporation 2,395,086
29,885 Sutro Biopharma, Inc.
b
57,379
1,622 Teleflex, Inc. 292,349
2,543 Tenet Healthcare Corporation
b
358,283
7,476 Thermo Fisher Scientific, Inc. 4,468,779
64,429 Twist Bioscience Corporation
b
3,374,147
353 United Therapeutics Corporation
b
123,963
15,404 UnitedHealth Group, Inc. 8,356,516
501 Veeva Systems, Inc.
b
116,863
30,372 Vericel Corporation
b
1,777,977
8,387 Vertex Pharmaceuticals, Inc.
b
3,872,110
10,079 Viatris, Inc. 113,691
62,808 Viemed Healthcare, Inc.
b
514,398
345 Waters Corporation
b
143,341
3,882 Waystar Holding Corporation
b
156,018
4,195 West Pharmaceutical Services,
Inc. 1,432,802
9,139 Xencor, Inc.
b
167,061
4,086 Xenon Pharmaceuticals, Inc.
b
163,358
9,390 Zentalis Pharmaceuticals, Inc.
b
16,339
27,685 Zimmer Biomet Holdings, Inc. 3,030,954

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.0% Value
Health Care  3.3% - continued
10,266 Zoetis, Inc. $ 1,754,459
Total 163,207,517
Industrials  3.7%
6,270 A.O. Smith Corporation 421,971
3,461 AAR Corporation
b
234,517
9,312 Advanced Drainage Systems, Inc. 1,125,914
21,284 AECOM 2,244,185
31,827 Air Lease Corporation 1,470,407
1,311 Alaska Air Group, Inc.
b
96,031
3,287 Allison Transmission Holdings, Inc. 386,354
51,017 Amentum Holdings, Inc.
b
1,069,826
20,030 AMETEK, Inc. 3,696,737
1,039 Applied Industrial Technologies,
Inc. 270,171
2,870 Arcosa, Inc. 290,731
189 Argan, Inc. 25,855
10,564 Armstrong World Industries, Inc. 1,595,270
8,145 Array Technologies, Inc.
b
59,703
30,624 Atmus Filtration Technologies, Inc. 1,280,696
13,587 Automatic Data Processing, Inc. 4,116,997
266 Axon Enterprise, Inc.
b
173,480
7,990 AZEK Company, Inc.
b
409,328
101,335 Badger Infrastructure Solutions,
Ltd. 2,754,142
32,864 Barrett Business Services, Inc. 1,423,997
13,658 Beacon Roofing Supply, Inc.
b
1,616,288
2,129 Bloom Energy Corporation
a,b
50,202
14,471 Brady Corporation 1,077,945
39,458 BWX Technologies, Inc. 4,455,992
10 CACI International, Inc.
b
3,863
11,149 Casella Waste Systems, Inc.
b
1,198,963
8,914 Caterpillar, Inc. 3,311,016
61,495 CECO Environmental Corporation
b
1,741,538
6,654 Clean Harbors, Inc.
b
1,550,382
246,154 CNH Industrial NV 3,170,464
1,696 CSG Systems International, Inc. 99,708
319 CSW Industrials, Inc. 105,209
211,072 CSX Corporation 6,937,937
542 Cummins, Inc. 193,087
2,671 Curtiss-Wright Corporation 926,677
22,284 Dayforce, Inc.
b
1,576,370
56,435 Delta Air Lines, Inc. 3,796,382
4,138 DNOW, Inc.
b
61,573
28 Dover Corporation 5,703
3,315 EMCOR Group, Inc. 1,485,319
4,041 Energy Recovery, Inc.
b
57,948
69,629 Enerpac Tool Group Corporation 3,146,535
173 ESCO Technologies, Inc. 22,964
117,278 ExlService Holdings, Inc.
b
5,894,392
1,290 Expeditors International of
Washington, Inc. 146,518
51,855 Fastenal Company 3,797,860
20,806 Ferguson Enterprises, Inc. 3,768,383
97,082 Flowserve Corporation 6,079,275
3,546 Fortive Corporation 288,396
6,676 Frontier Group Holdings, Inc.
b
56,279
90,984 Gates Industrial Corporation plc
b
1,882,459
10,853 General Dynamics Corporation 2,789,004
19,823 Graco, Inc. 1,668,502
21,015 Great Lakes Dredge & Dock
Corporation
b
230,955
1,200 Griffon Corporation 90,924
69,743 Helios Technologies, Inc. 3,111,235
771 Herc Holdings, Inc. 157,253
Shares Common Stock  27.0% Value
Industrials  3.7% - continued
20,395 Hexcel Corporation $ 1,329,754
17,194 Honeywell International, Inc. 3,846,642
27,801 Howmet Aerospace, Inc. 3,519,051
10,701 Hudson Technologies, Inc.
b
62,066
166 Huron Consulting Group, Inc.
b
21,045
1,514 IDEX Corporation 339,605
5,780 IES Holdings, Inc.
b
1,278,998
23,044 Ingersoll Rand, Inc. 2,161,527
5,685 ITT Corporation 858,549
17,369 Jacobs Solutions, Inc. 2,433,918
21,256 JB Hunt Transport Services, Inc. 3,639,452
4,380 Kirby Corporation
b
478,077
25,418 Knight-Swift Transportation
Holdings, Inc. 1,451,114
42,073 Korn Ferry 2,975,823
6,539 Kratos Defense & Security
Solutions, Inc.
b
218,206
12,604 L3Harris Technologies, Inc. 2,672,174
14,587 Landstar System, Inc. 2,401,895
1,250 Leidos Holdings, Inc. 177,537
769 Lincoln Electric Holdings, Inc. 152,862
441 Lindsay Corporation 59,178
2,675 ManpowerGroup, Inc. 161,088
9,709 Masco Corporation 769,730
193,732 Masterbrand, Inc.
b
3,355,438
668 McGrath RentCorp 81,944
10,152 Miller Industries, Inc. 669,727
15,459 Moog, Inc. 2,808,282
32,847 Mueller Water Products, Inc. 755,481
24,942 nVent Electric plc 1,623,475
17,167 Old Dominion Freight Line, Inc. 3,186,367
1,742 Otis Worldwide Corporation 166,222
7,015 Owens Corning, Inc. 1,294,618
1,795 PACCAR, Inc. 199,030
3,739 Parker-Hannifin Corporation 2,643,660
1,762 Paylocity Holding Corporation
b
362,126
13,875 Pentair plc 1,438,560
768 Quanta Services, Inc. 236,244
8,562 Regal Rexnord Corporation 1,359,046
834 Republic Services, Inc. 180,870
19,918 Robert Half, Inc. 1,290,487
4,857 Rockwell Automation, Inc. 1,352,335
701 Rush Enterprises, Inc. 42,586
995 Ryder System, Inc. 158,613
5,546 Saia, Inc.
b
2,662,690
42,090 Schneider National, Inc. 1,252,178
29,030 Shoals Technologies Group, Inc.
b
138,763
4,592 SkyWest, Inc.
b
555,265
4,839 Southwest Airlines Company 148,606
1,272 SS&C Technologies Holdings, Inc. 102,968
7,574 Stanley Black & Decker, Inc. 667,042
26,855 Timken Company 2,155,651
13,543 Trane Technologies plc 4,912,723
160 TransDigm Group, Inc. 216,534
15,890 TransUnion 1,577,083
41,794 Uber Technologies, Inc.
b
2,793,929
18,010 UFP Industries, Inc. 2,082,857
1,804 UL Solutions, Inc. 97,254
1,828 Union Pacific Corporation 452,960
31,081 United Airlines Holdings, Inc.
b
3,289,613
20,764 United Parcel Service, Inc. 2,371,872
435 United Rentals, Inc. 329,756
13,269 Verisk Analytics, Inc. 3,814,041
6,480 Verra Mobility Corporation
b
171,007
827 Wabtec Corporation 171,950

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.0% Value
Industrials  3.7% - continued
9,930 Waste Connections, Inc. $ 1,824,836
3,157 Waste Management, Inc. 695,361
2,653 Watsco, Inc. 1,269,699
65,061 WNS Holdings, Ltd.
b
3,984,986
Total 181,652,838
Information Technology  6.0%
1,766 Adobe, Inc.
b
772,537
14,900 Advanced Micro Devices, Inc.
b
1,727,655
18,305 Agilysys, Inc.
b
1,651,477
2,878 Ambarella, Inc.
b
220,800
110,597 Amphenol Corporation 7,828,056
170,312 Apple, Inc. 40,193,632
11,874 Applied Materials, Inc. 2,141,476
39,778 Arista Networks, Inc.
b
4,583,619
27,125 ASGN, Inc.
b
2,392,696
428 Astera Labs, Inc.
b
43,408
729 Atlassian Corporation
b
223,643
21,889 Autodesk, Inc.
b
6,814,921
4,294 BILL Holdings, Inc.
b
415,530
58,303 Broadcom, Inc. 12,900,705
8,635 CDW Corporation 1,719,574
3,460 Cerence, Inc.
b
43,112
15,465 Ciena Corporation
b
1,347,620
95,214 Cisco Systems, Inc. 5,769,968
6,128 Clearwater Analytics Holdings,
Inc.
b
172,564
2,272 Coherent Corporation
b
205,593
47,452 Cohu, Inc.
b
1,087,125
1,815 CommVault Systems, Inc.
b
289,057
847 Consensus Cloud Solutions, Inc.
b
23,987
4,366 Credo Technology Group Holding,
Ltd.
b
305,707
3,955 CrowdStrike Holdings, Inc.
b
1,574,367
10,215 CyberArk Software, Ltd.
b
3,789,561
1,271 Datadog, Inc.
b
181,384
13,169 Descartes Systems Group, Inc.
b
1,525,365
4,215 DocuSign, Inc.
b
407,717
7,035 Dolby Laboratories, Inc. 589,041
27,465 Dynatrace Holdings, LLC
b
1,586,104
1,052 Elastic NV
b
118,434
2,066 Enphase Energy, Inc.
b
128,670
2,114 F5, Inc.
b
628,408
13,882 Fabrinet
b
3,001,427
792 Fair Isaac Corporation
b
1,483,860
1,141 FARO Technologies, Inc.
b
36,193
216 First Solar, Inc.
b
36,184
13,556 Flex, Ltd.
b
564,607
13,915 Fortinet, Inc.
b
1,403,745
26,997 Freshworks, Inc.
b
502,144
3,118 Gartner, Inc.
b
1,692,544
57,270 Gitlab, Inc.
b
4,166,965
6,159 Globant SA
b
1,313,838
26,789 Guidewire Software, Inc.
b
5,659,712
3,034 HubSpot, Inc.
b
2,365,094
11,469 Impinj, Inc.
b
1,455,301
27,025 International Business Machines
Corporation 6,910,293
1,354 IPG Photonics Corporation
b
99,289
2,344 Itron, Inc.
b
251,652
125,276 JFrog, Ltd.
b
4,354,594
2,720 Keysight Technologies, Inc.
b
485,112
52,369 Lattice Semiconductor
Corporation
b
2,986,080
13,268 Littelfuse, Inc. 3,162,560
Shares Common Stock  27.0% Value
Information Technology  6.0% - continued
252 MACOM Technology Solutions
Holdings, Inc.
b
$ 33,327
14,800 Marvell Technology, Inc. 1,670,328
97,350 Microsoft Corporation 40,406,091
583 MicroStrategy, Inc.
a,b
195,183
977 Mirion Technologies, Inc.
b
15,476
6,579 MongoDB, Inc.
b
1,798,172
48 Monolithic Power Systems, Inc. 30,594
8,089 Motorola Solutions, Inc. 3,795,763
6,196 Napco Security Technologies, Inc. 227,393
2,066 nCino, Inc.
b
70,265
8,900 NetApp, Inc. 1,086,690
303,503 NVIDIA Corporation 36,441,605
1,358 Okta, Inc.
b
127,951
4,469 Olo, Inc.
b
32,981
2,732 ON Semiconductor Corporation
b
142,993
18,810 Onto Innovation, Inc.
b
3,851,536
7,510 Oracle Corporation 1,277,151
5,480 Palantir Technologies, Inc.
b
452,045
42,764 PDF Solutions, Inc.
b
1,191,405
28,579 Pegasystems, Inc. 3,094,820
5,035 Plexus Corporation
b
713,510
672 Procore Technologies, Inc.
b
53,464
10,104 PTC, Inc.
b
1,954,922
5,203 Q2 Holdings, Inc.
b
495,170
2,742 Qorvo, Inc.
b
227,531
40,993 QUALCOMM, Inc. 7,088,919
21,911 Salesforce, Inc. 7,486,989
86,045 Samsung Electronics Company,
Ltd. 3,072,987
7,188 ServiceNow, Inc.
b
7,320,115
15,921 Silicon Laboratories, Inc.
b
2,158,728
5,522 SolarWinds Corporation 82,167
294 Super Micro Computer, Inc.
b
8,385
15,706 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 3,287,580
24,526 TD SYNNEX Corporation 3,495,200
2,449 TE Connectivity plc 362,379
1,132 Teledyne Technologies, Inc.
b
578,826
3,278 Tenable Holdings, Inc.
b
141,249
57,374 Trimble, Inc.
b
4,300,755
129,870 TTM Technologies, Inc.
b
3,193,503
3,001 Tyler Technologies, Inc.
b
1,805,522
917 Unity Software, Inc.
b
20,357
3,924 Universal Display Corporation 588,286
60,121 Varonis Systems, Inc.
b
2,727,089
8,438 VeriSign, Inc.
b
1,814,170
973 Vontier Corporation 37,509
17,032 Workiva, Inc.
b
1,672,883
1,714 Xerox Holdings Corporation 14,638
Total 295,979,309
Materials  1.0%
1,742 Albemarle Corporation
a
146,659
1,487 Alcoa Corporation 52,521
3,668 Allegheny Technologies, Inc.
b
209,406
1,910 AptarGroup, Inc. 300,156
7,401 Aspen Aerogels, Inc.
b
86,518
8,988 Avient Corporation 385,585
33,649 Axalta Coating Systems, Ltd.
b
1,209,345
1,515 Balchem Corporation 242,339
1,921 Ball Corporation 107,000
1,075 Celanese Corporation 76,368
36,838 CF Industries Holdings, Inc. 3,396,832

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.0% Value
Materials  1.0% - continued
18,506 Chemours Company $ 351,429
115,959 Constellium SE
b
1,151,473
36,303 Corteva, Inc. 2,369,497
35,644 DuPont de Nemours, Inc. 2,737,459
811 Eagle Materials, Inc. 208,216
26,716 Eastman Chemical Company 2,662,249
26,409 Ecolab, Inc. 6,607,268
18,281 Element Solutions, Inc. 471,833
11,391 FMC Corporation 635,390
17,249 Greif, Inc. 1,055,984
33,742 Hecla Mining Company 191,655
2,486 Huntsman Corporation 41,839
25,044 Ingevity Corporation
b
1,135,745
2,398 Innospec, Inc. 271,813
250 International Flavors & Fragrances,
Inc. 21,773
74,775 Ivanhoe Mines, Ltd.
b
803,136
3,496 Kaiser Aluminum Corporation 244,720
2,919 Knife River Corporation
b
302,350
2,678 Koppers Holdings, Inc. 79,697
9,587 Linde plc 4,276,952
349 LyondellBasell Industries NV 26,419
6,472 Magnera Corporation
b
120,768
2,561 Martin Marietta Materials, Inc. 1,393,491
3,678 Minerals Technologies, Inc. 282,066
16,684 Mosaic Company 465,317
24,005 Nucor Corporation 3,082,962
5,024 O-I Glass, Inc.
b
59,987
58,095 Olin Corporation 1,701,603
2,818 Orion SA 39,311
2,563 Packaging Corporation of America 545,048
1,159 PPG Industries, Inc. 133,725
3,296 Radius Recycling, Inc. 39,585
1,473 Ranpak Holdings Corporation
b
10,782
5,659 Royal Gold, Inc. 791,241
9,056 RPM International, Inc. 1,146,490
5,373 Sealed Air Corporation 187,142
3,887 Sensient Technologies Corporation 293,507
6,994 Sonoco Products Company 333,194
3,408 Steel Dynamics, Inc. 436,906
1,498 Stepan Company 94,958
15,473 Trinseo plc 64,058
191,056 Tronox Holdings plc 1,962,145
1,814 United States Lime & Minerals, Inc. 200,592
8,727 United States Steel Corporation 321,590
1,885 Vulcan Materials Company 516,773
16,520 West Fraser Timber Company, Ltd. 1,433,606
Total 47,516,473
Real Estate  1.0%
26,350 Agree Realty Corporation 1,912,219
8,552 Alexandria Real Estate Equities,
Inc. 832,537
2,572 Alpine Income Property Trust, Inc. 43,364
3,907 American Assets Trust, Inc. 94,862
5,593 AvalonBay Communities, Inc. 1,238,905
14,097 Brixmor Property Group, Inc. 367,368
42,655 Broadstone Net Lease, Inc. 671,390
28,411 CBRE Group, Inc.
b
4,112,208
18,904 Chatham Lodging Trust 165,221
27,703 Compass, Inc.
b
200,847
19,166 CoStar Group, Inc.
b
1,468,116
27,927 Crown Castle, Inc. 2,493,323
13,618 CTO Realty Growth, Inc. 267,321
12,118 Curbline Properties Corporation 296,527
Shares Common Stock  27.0% Value
Real Estate  1.0% - continued
93,969 Cushman and Wakefield plc
b
$ 1,295,833
24,466 Douglas Elliman, Inc.
b
43,549
421 EastGroup Properties, Inc. 71,410
15,176 EPR Properties 699,614
1,006 Equinix, Inc. 919,142
159,061 Essential Properties Realty Trust,
Inc. 5,105,858
838 Essex Property Trust, Inc. 238,470
764 Extra Space Storage, Inc. 117,656
2,042 First Industrial Realty Trust, Inc. 109,022
8,205 Getty Realty Corporation 254,437
19,074 Global Net Lease, Inc. 137,142
125,821 Healthcare Realty Trust, Inc. 2,107,502
2,454 Host Hotels & Resorts, Inc. 41,006
3,221 Howard Hughes Holdings, Inc.
b
245,988
11,198 Independence Realty Trust, Inc. 215,114
30,184 Industrial Logistics Properties Trust 119,830
4,636 Innovative Industrial Properties,
Inc. 332,308
16,218 InvenTrust Properties Corporation 482,323
2,830 Invitation Homes, Inc. 88,155
2,040 Medical Properties Trust, Inc. 9,568
77,597 National Storage Affiliates Trust 2,882,729
27,074 NetSTREIT Corporation 392,032
82,460 Outfront Media, Inc. 1,517,264
3,678 Park Hotels & Resorts, Inc. 49,616
32,257 Pebblebrook Hotel Trust 423,534
1,942 RE/MAX Holdings, Inc.
b
19,381
14,591 Rexford Industrial Realty, Inc. 593,270
154,666 RLJ Lodging Trust 1,507,994
2,372 RMR Group, Inc. 44,285
1,092 Ryman Hospitality Properties 114,485
223,950 Sabra Health Care REIT, Inc. 3,742,205
3,501 Safehold, Inc. 56,751
1,471 SBA Communications Corporation 290,611
8,280 Sila Realty Trust, Inc. 205,841
49,540 STAG Industrial, Inc. 1,693,277
40,543 Tanger, Inc. 1,330,621
37,407 Terreno Realty Corporation 2,447,166
141,180 Uniti Group, Inc. 769,431
386 Universal Health Realty Income
Trust 15,069
11,058 Zillow Group, Inc., Class A
b
875,794
19,813 Zillow Group, Inc., Class C
b
1,629,025
Total 47,398,516
Utilities  0.8%
92,197 AES Corporation 1,014,167
3,571 Alliant Energy Corporation 210,260
718 American States Water Company 53,491
4,941 American Water Works Company,
Inc. 615,846
587 Artesian Resources Corporation 18,197
7,624 Black Hills Corporation 447,758
8,062 Brookfield Infrastructure
Corporation 336,347
5,722 California Water Service Group 259,149
6,623 CenterPoint Energy, Inc. 215,711
18,867 Clearway Energy, Inc., Class A 462,808
32,098 Clearway Energy, Inc., Class C 832,301
10,621 Constellation Energy Corporation 3,186,088
38,559 Duke Energy Corporation 4,318,222
1,266 Edison International 68,364
62,078 Entergy Corporation 5,033,284
6,996 Essential Utilities, Inc. 248,218

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  27.0% Value
Utilities  0.8% - continued
4,398 Eversource Energy $ 253,677
27,959 Hawaiian Electric Industries, Inc.
b
255,545
5,745 NiSource, Inc. 214,288
9,162 Northwestern Energy Group, Inc. 493,923
18,964 Portland General Electric
Company 780,179
36,244 Public Service Enterprise Group,
Inc. 3,027,824
12,331 Spire, Inc. 875,008
239,082 UGI Corporation 7,346,990
24,101 Vistra Energy Corporation 4,049,691
43,314 Xcel Energy, Inc. 2,910,701
80,326 XPLR Infrastructure, LP
a
846,636
Total 38,374,673
Total Common Stock
(cost $1,042,259,259) 1,328,078,187
Principal
Amount Long-Term Fixed Income 8.4% Value
Asset-Backed Securities  0.2%
Access Group, Inc.
$ 14,928
4.966%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
14,874
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
451,782
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
333,737
CarVal CLO I, Ltd.
400,000
6.158%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
400,983
CMFT Net Lease Master Issuer,
LLC
335,197
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
299,499
Commonbond Student Loan Trust
14,383
4.925%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
14,200
Foundation Finance Trust
143,230
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
132,990
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
589,476
GSAA Home Equity Trust
959,251
4.300%,  8/25/2034, Ser.
2004-10, Class M2
d
875,762
Home Partners of America Trust
624,264
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
589,347
472,842
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
404,549
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
481,127
HTAP
336,425
7.000%,  4/25/2037, Ser.
2024-1, Class A
c
334,228
HTAP Issuer Trust
384,733
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
378,217
Principal
Amount Long-Term Fixed Income  8.4% Value
Asset-Backed Securities  0.2% - continued
Laurel Road Prime Student Loan
Trust
$ 100,773
5.259%,  11/25/2043, Ser.
2018-D, Class A
c,d
$ 94,365
MFA Trust
341,289
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
342,501
National Collegiate Trust
92,347
5.065%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
90,329
Sunnova Hestia II Issuer, LLC
334,786
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
340,078
Unlock HEA Trust
318,287
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
314,631
441,382
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
429,154
Vericrest Opportunity Loan
Transferee
74,937
5.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c
74,927
261,577
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,e
259,098
67,334
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,e
67,368
252,271
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
241,023
Wind River CLO, Ltd.
325,000
6.555%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
325,580
Zayo Issuer, LLC
600,000
5.648%,  3/20/2055, Ser.
2025-1A, Class A2
c,g
600,000
Total 8,479,825
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
64,000 8.625%,  6/15/2029
c
67,588
ATI, Inc.
66,000 7.250%,  8/15/2030 68,382
Avient Corporation
65,000 6.250%,  11/1/2031
c
64,872
Cascades, Inc./Cascades USA,
Inc.
120,000 5.125%,  1/15/2026
a,c
118,961
Cerdia Finanz GmbH
74,000 9.375%,  10/3/2031
c
77,278
Chemours Company
104,000 5.750%,  11/15/2028
c
98,669
Cleveland-Cliffs, Inc.
40,000 5.875%,  6/1/2027 40,052
40,000 4.625%,  3/1/2029
c
37,275
50,000 6.875%,  11/1/2029
c
50,155
78,000 4.875%,  3/1/2031
c
70,648
29,000 7.375%,  5/1/2033
c
28,840
36,000 6.250%,  10/1/2040 30,953
Consolidated Energy Finance SA
208,000 5.625%,  10/15/2028
c
185,120

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Basic Materials  0.1% - continued
Eastman Chemical Company
$ 124,000 5.000%,  8/1/2029 $ 123,795
First Quantum Minerals, Ltd.
44,000 6.875%,  10/15/2027
c
43,935
FMC Corporation
134,000 5.150%,  5/18/2026 134,498
FMG Resources August 2006, Pty.
Ltd.
23,000 4.500%,  9/15/2027
c
22,418
36,000 5.875%,  4/15/2030
c
35,591
38,000 6.125%,  4/15/2032
c
37,751
Glencore Funding, LLC
189,000 4.000%,  3/27/2027
c
185,930
Hecla Mining Company
60,000 7.250%,  2/15/2028 60,843
Hudbay Minerals, Inc.
61,000 4.500%,  4/1/2026
c
60,328
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
42,000 9.000%,  7/1/2028
c
42,374
INEOS Finance plc
109,000 7.500%,  4/15/2029
c
111,154
International Flavors & Fragrances,
Inc.
158,000 1.230%,  10/1/2025
c
154,157
Magnera Corporation
97,000 7.250%,  11/15/2031
c
95,666
Mercer International, Inc.
42,000 5.125%,  2/1/2029 37,256
Methanex Corporation
53,000 5.125%,  10/15/2027 52,169
36,000 5.250%,  12/15/2029 35,056
Methanex US Operations, Inc.
40,000 6.250%,  3/15/2032
c
39,923
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
c
59,228
26,000 8.500%,  5/1/2030
c
26,899
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 50,036
Novelis Corporation
16,000 3.250%,  11/15/2026
c
15,460
38,000 4.750%,  1/30/2030
c
35,705
55,000 3.875%,  8/15/2031
c
48,179
SCIL IV, LLC/SCIL USA Holdings,
LLC
73,000 5.375%,  11/1/2026
c
72,426
Sherwin-Williams Company
143,000 4.800%,  9/1/2031 141,150
Smurfit Kappa Treasury, ULC
142,000 5.777%,  4/3/2054
c
139,734
SNF Group SACA
89,000 3.375%,  3/15/2030
c
78,359
SunCoke Energy, Inc.
86,000 4.875%,  6/30/2029
c
79,289
Taseko Mines, Ltd.
73,000 8.250%,  5/1/2030
c
74,728
Tronox, Inc.
36,000 4.625%,  3/15/2029
c
32,604
WR Grace Holdings, LLC
28,000 4.875%,  6/15/2027
c
27,371
Total 3,092,805
Principal
Amount Long-Term Fixed Income  8.4% Value
Capital Goods  0.1%
Advanced Drainage Systems, Inc.
$ 75,000 6.375%,  6/15/2030
c
$ 75,697
AECOM
32,000 5.125%,  3/15/2027 31,821
Amsted Industries, Inc.
81,000 5.625%,  7/1/2027
c
80,456
10,000 4.625%,  5/15/2030
c
9,394
BAE Systems plc
200,000 5.250%,  3/26/2031
c
201,165
Ball Corporation
45,000 3.125%,  9/15/2031 38,673
Boeing Company
290,000 5.930%,  5/1/2060 270,681
157,000 5.040%,  5/1/2027 156,939
90,000 6.259%,  5/1/2027 92,324
107,000 6.388%,  5/1/2031 112,585
318,000 5.705%,  5/1/2040 304,972
Bombardier, Inc.
75,000 6.000%,  2/15/2028
c
74,847
64,000 7.250%,  7/1/2031
c
66,085
103,000 7.000%,  6/1/2032
a,c
105,030
Brundage-Bone Concrete
Pumping Holdings, Inc.
48,000 7.500%,  2/1/2032
c
48,599
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
c
81,395
Camelot Return Merger Sub, Inc.
54,000 8.750%,  8/1/2028
c
53,039
Canpack SA/Canpack US, LLC
119,000 3.875%,  11/15/2029
c
107,512
Carrier Global Corporation
125,000 2.700%,  2/15/2031 109,361
Chart Industries, Inc.
98,000 7.500%,  1/1/2030
c
102,384
Clean Harbors, Inc.
72,000 6.375%,  2/1/2031
c
73,037
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
c
13,127
70,000 6.875%,  1/15/2030
c
71,113
Cornerstone Building Brands, Inc.
19,000 9.500%,  8/15/2029
c
18,964
Crown Cork & Seal Company, Inc.
54,000 7.375%,  12/15/2026 55,826
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
114,000 6.625%,  12/15/2030
c
115,309
ESAB Corporation
68,000 6.250%,  4/15/2029
c
68,915
GFL Environmental, Inc.
40,000 3.750%,  8/1/2025
c
39,746
63,000 4.000%,  8/1/2028
c
59,981
145,000 3.500%,  9/1/2028
c
136,683
H&E Equipment Services, Inc.
125,000 3.875%,  12/15/2028
c
124,774
Herc Holdings, Inc.
24,000 5.500%,  7/15/2027
c
23,908
59,000 6.625%,  6/15/2029
c
60,300
Ingersoll Rand, Inc.
161,000 5.176%,  6/15/2029 162,516
35,000 5.700%,  8/14/2033 35,813
John Deere Capital Corporation
233,000 4.400%,  9/8/2031 226,423

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Capital Goods  0.1% - continued
Lockheed Martin Corporation
$ 122,000 5.200%,  2/15/2064 $ 111,790
46,000 6.150%,  9/1/2036 49,666
Martin Marietta Materials, Inc.
78,000 5.150%,  12/1/2034 76,483
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
22,000 6.750%,  4/1/2032
c
22,265
MIWD Holdco II, LLC
28,000 5.500%,  2/1/2030
c
26,654
Mueller Water Products, Inc.
55,000 4.000%,  6/15/2029
c
51,350
Nesco Holdings II, Inc.
100,000 5.500%,  4/15/2029
c
94,516
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
c
104,457
Nordson Corporation
132,000 5.600%,  9/15/2028 135,205
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 250,577
OI European Group BV
79,000 4.750%,  2/15/2030
c
71,786
Owens-Brockway Glass Container,
Inc.
53,000 6.625%,  5/13/2027
c
53,174
30,000 7.375%,  6/1/2032
c
28,814
Quikrete Holdings, Inc.
154,000 6.375%,  3/1/2032
c,g
154,383
39,000 6.750%,  3/1/2033
c,g
39,097
Regal Rexnord Corporation
165,000 6.050%,  2/15/2026 166,400
Resideo Funding, Inc.
76,000 6.500%,  7/15/2032
c
76,689
Reworld Holding Corporation
54,000 4.875%,  12/1/2029
c
50,288
Roller Bearing Company of
America, Inc.
75,000 4.375%,  10/15/2029
c
70,547
RTX Corporation
44,000 6.400%,  3/15/2054 47,756
101,000 4.125%,  11/16/2028 98,815
225,000 4.450%,  11/16/2038 201,077
201,000 4.500%,  6/1/2042 174,745
Sealed Air Corporation/Sealed Air
Corporation (US)
58,000 6.125%,  2/1/2028
c
58,526
Smyrna Ready Mix Concrete, LLC
94,000 8.875%,  11/15/2031
c
100,209
Sonoco Products Company
154,000 4.600%,  9/1/2029 150,606
Spirit AeroSystems, Inc.
39,000 3.850%,  6/15/2026 38,321
52,000 4.600%,  6/15/2028 50,132
23,000 9.750%,  11/15/2030
c
25,445
SRM Escrow Issuer, LLC
22,000 6.000%,  11/1/2028
c
21,811
Standard Building Solutions, Inc.
43,000 6.500%,  8/15/2032
c
43,427
Standard Industries, Inc./NY
36,000 4.750%,  1/15/2028
c
35,025
36,000 3.375%,  1/15/2031
c
31,514
Principal
Amount Long-Term Fixed Income  8.4% Value
Capital Goods  0.1% - continued
Textron, Inc.
$ 200,000 3.375%,  3/1/2028 $ 191,025
TopBuild Corporation
26,000 4.125%,  2/15/2032
c
23,258
Trane Technologies Financing, Ltd.
118,000 5.100%,  6/13/2034 117,089
TransDigm, Inc.
90,000 6.750%,  8/15/2028
c
91,595
114,000 7.125%,  12/1/2031
c
117,719
101,000 6.625%,  3/1/2032
c
102,724
96,000 6.000%,  1/15/2033
c
94,730
Trivium Packaging Finance
54,000 5.500%,  8/15/2026
c
53,730
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 108,478
110,000 4.000%,  7/15/2030 101,835
Veralto Corporation
133,000 5.350%,  9/18/2028 135,174
Waste Pro USA, Inc.
87,000 7.000%,  2/1/2033
c
87,968
WESCO Distribution, Inc.
38,000 7.250%,  6/15/2028
c
38,721
36,000 6.375%,  3/15/2029
c
36,674
25,000 6.625%,  3/15/2032
c
25,560
Total 7,447,224
Collateralized Mortgage Obligations  0.3%
A&D Mortgage Trust
345,714
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
348,791
Banc of America Alternative Loan
Trust
10,801
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 9,420
BINOM Securitization Trust
221,254
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
197,552
CHL Mortgage Pass-Through Trust
613,808
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 264,436
CHNGE Mortgage Trust
275,807
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
278,982
426,979
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
425,545
Citicorp Mortgage Securities, Inc.
230,066
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 203,465
Citigroup Mortgage Loan Trust,
Inc.
1,772
6.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,781
COLT Mortgage Loan Trust
430,786
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
378,593
Countrywide Alternative Loan Trust
50,022
4.160%,  10/25/2035, Ser.
2005-43, Class 4A1
d
40,333
274,372
7.000%,  10/25/2037, Ser.
2007-24, Class A10 93,046

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Collateralized Mortgage Obligations  0.3% -
continued
Countrywide Home Loan
Mortgage Pass Through Trust
$ 28,098
5.190%,  11/25/2035, Ser.
2005-22, Class 2A1
d
$ 22,838
Countrywide Home Loans, Inc.
74,806
5.750%,  4/25/2037, Ser.
2007-3, Class A27 33,953
CSMC Trust
222,155
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
222,019
256,013
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
215,441
Federal Home Loan Mortgage
Corporation - REMIC
699,420
4.000%,  1/25/2051, Ser.
5249, Class LA 677,515
450,000
5.000%,  1/25/2055, Ser.
5490, Class LB 421,853
900,000
5.000%,  9/25/2054, Ser.
5473, Class HL 870,675
71,890
3.000%,  2/15/2033, Ser.
4170, Class IG
h
5,033
242,056
3.000%,  3/15/2033, Ser.
4180, Class PI
h
20,921
598,921
4.500%,  10/15/2033, Ser.
2695, Class BH 592,318
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 468,719
Federal National Mortgage
Association - REMIC
600,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 548,924
728,926
4.500%,  6/25/2052, Ser.
2022-43, Class MA 715,171
634,988
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 501,784
192,087
3.000%,  12/25/2027, Ser.
2012-137, Class AI
h
4,751
Flagstar Mortgage Trust
265,021
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
234,028
GCAT Trust
361,104
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
322,282
689,635
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
689,501
GS Mortgage-Backed Securities
Trust
574,163
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
479,965
J.P. Morgan Mortgage Trust
512,965
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
410,921
366,227
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
309,856
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
355,302
275,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
c,e
278,644
Mello Mortgage Capital
Acceptance
527,343
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
422,438
Principal
Amount Long-Term Fixed Income  8.4% Value
Collateralized Mortgage Obligations  0.3% -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 77,527
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 26,604
New Residential Mortgage Loan
Trust
1,022,674
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
819,232
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
314,260
Palisades Mortgage Loan Trust
336,014
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
334,042
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
300,269
Residential Accredit Loans, Inc.
Trust
98,275
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 84,559
Residential Funding Mortgage
Security I Trust
17,154
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 13,444
Roc Mortgage Trust
160,721
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
160,721
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
530,294
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
453,497
Sequoia Mortgage Trust
75,327
3.972%,  9/20/2046, Ser.
2007-1, Class 4A1
d
49,950
TRK Trust
337,344
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
290,906
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
348,493
Vericrest Opportunity Loan
Transferee
87,489
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,e
87,488
Verus Securitization Trust
187,177
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
164,401
Total 15,044,956
Commercial Mortgage-Backed Securities  0.1%
BANK 2022-BNK39
2,728,302
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,h
66,544
BBCMS Mortgage Trust
3,979,531
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
d,h
279,329
3,482,471
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
d,h
252,678

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Commercial Mortgage-Backed Securities  0.1%
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 975,000
5.180%,  3/25/2029, Ser.
K520, Class A2
d
$ 992,666
450,000
4.791%,  9/25/2029, Ser.
K529, Class A2
f
451,725
1,000,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
f
969,700
Morgan Stanley Capital I Trust
3,299,677
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
d,h
250,597
ROCK Trust
400,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
c
401,929
Total 3,665,168
Communications Services  0.2%
AMC Networks, Inc.
90,000 10.250%,  1/15/2029
c
96,075
American Tower Corporation
80,000 3.375%,  10/15/2026 78,262
133,000 5.800%,  11/15/2028 136,816
171,000 2.900%,  1/15/2030 154,533
144,000 5.000%,  1/31/2030 143,327
88,000 5.650%,  3/15/2033 89,486
AppLovin Corporation
163,000 5.500%,  12/1/2034 162,316
AT&T, Inc.
165,000 5.700%,  3/1/2057 158,266
198,000 3.650%,  6/1/2051 139,683
283,000 3.500%,  9/15/2053 191,116
134,000 5.400%,  2/15/2034 134,703
180,000 4.900%,  8/15/2037 169,658
CCO Holdings, LLC/CCO Holdings
Capital Corporation
120,000 5.125%,  5/1/2027
c
117,784
16,000 5.000%,  2/1/2028
c
15,575
131,000 5.375%,  6/1/2029
c
126,605
125,000 4.750%,  3/1/2030
c
115,783
147,000 4.500%,  8/15/2030
a,c
133,740
52,000 4.250%,  2/1/2031
c
46,131
138,000 4.750%,  2/1/2032
c
122,799
38,000 4.500%,  6/1/2033
c
32,242
133,000 4.250%,  1/15/2034
a,c
108,657
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
509,000 4.200%,  3/15/2028 493,865
160,000 6.100%,  6/1/2029 163,644
400,000 3.500%,  6/1/2041 277,159
Clear Channel Outdoor Holdings,
Inc.
97,000 7.875%,  4/1/2030
c
100,380
Clear Channel Worldwide
Holdings, Inc.
75,000 5.125%,  8/15/2027
c
73,059
Comcast Corporation
198,000 5.350%,  5/15/2053 181,653
180,000 4.400%,  8/15/2035 165,913
243,000 4.750%,  3/1/2044 213,088
Principal
Amount Long-Term Fixed Income  8.4% Value
Communications Services  0.2% - continued
Crown Castle, Inc.
$ 168,000 4.900%,  9/1/2029 $ 166,995
Deluxe Corporation
90,000 8.125%,  9/15/2029
c
92,566
Deutsche Telekom International
Finance BV
330,000 8.750%,  6/15/2030 384,054
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
246,000 5.875%,  8/15/2027
c
243,611
FiberCop SPA
132,000 6.000%,  9/30/2034
c
126,573
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
c
110,032
GCI, LLC
45,000 4.750%,  10/15/2028
c
42,454
Gray Media, Inc.
40,000 10.500%,  7/15/2029
c
41,873
Iliad Holding SASU
96,000 8.500%,  4/15/2031
c
103,088
62,000 7.000%,  4/15/2032
c
62,865
Intelsat Jackson Holdings SA
94,000 6.500%,  3/15/2030
c
84,923
Lamar Media Corporation
53,000 3.625%,  1/15/2031 47,331
LCPR Senior Secured Financing
DAC
137,000 6.750%,  10/15/2027
c
125,381
Level 3 Financing, Inc.
20,000 3.625%,  1/15/2029
c
15,400
35,556 10.500%,  4/15/2029
c
39,828
35,556 11.000%,  11/15/2029
c
40,310
47,000 10.500%,  5/15/2030
c
51,216
18,000 10.750%,  12/15/2030
c
20,259
45,000 4.000%,  4/15/2031
c
35,100
Lumen Technologies, Inc.
20,913 4.125%,  4/15/2030
c
18,329
McGraw-Hill Education, Inc.
109,000 5.750%,  8/1/2028
c
107,288
Meta Platforms, Inc.
99,000 5.600%,  5/15/2053 98,697
233,000 5.400%,  8/15/2054 226,058
146,000 3.850%,  8/15/2032 135,973
Netflix, Inc.
169,000 5.375%,  11/15/2029
c
172,444
180,000 4.875%,  6/15/2030
c
179,542
Nexstar Media, Inc.
44,000 5.625%,  7/15/2027
c
43,397
59,000 4.750%,  11/1/2028
c
55,633
Omnicom Group, Inc.
135,000 4.200%,  6/1/2030 130,231
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
10,000 4.625%,  3/15/2030
a,c
9,296
Paramount Global
31,000 6.375%,  3/30/2062
d
30,218
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
c
76,550
Rogers Communications, Inc.
172,000 5.000%,  2/15/2029 171,103
221,000 5.300%,  2/15/2034 214,361

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Communications Services  0.2% - continued
Sinclair Television Group, Inc.
$ 45,000 8.125%,  2/15/2033
c,g
$ 45,250
Sirius XM Radio, LLC
110,000 5.000%,  8/1/2027
c
108,016
55,000 4.000%,  7/15/2028
c
51,431
95,000 4.125%,  7/1/2030
c
84,914
Sprint Capital Corporation
334,000 8.750%,  3/15/2032 399,035
Take-Two Interactive Software, Inc.
123,000 5.600%,  6/12/2034 123,713
TEGNA, Inc.
107,000 4.625%,  3/15/2028 102,484
T-Mobile USA, Inc.
331,000 3.600%,  11/15/2060 218,871
200,000 4.850%,  1/15/2029 199,430
200,000 4.375%,  4/15/2040 173,779
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
17,000 10.500%,  2/15/2028
c
18,176
110,000 4.750%,  4/15/2028
c
104,476
46,000 6.500%,  2/15/2029
c
41,965
Univision Communications, Inc.
15,000 8.000%,  8/15/2028
c
15,334
112,000 4.500%,  5/1/2029
c
101,991
54,000 7.375%,  6/30/2030
c
53,280
63,000 8.500%,  7/31/2031
c
63,278
Verizon Communications, Inc.
198,000 3.000%,  11/20/2060 115,195
425,000 2.650%,  11/20/2040 291,970
290,000 3.400%,  3/22/2041 220,141
Viasat, Inc.
40,000 5.625%,  4/15/2027
a,c
38,849
Virgin Media Finance plc
41,000 5.000%,  7/15/2030
c
35,702
Virgin Media Secured Finance plc
86,000 5.500%,  5/15/2029
c
82,342
VMED O2 UK Financing I plc
44,000 4.750%,  7/15/2031
c
38,658
38,000 7.750%,  4/15/2032
c
38,519
Vodafone Group plc
54,000 5.125%,  6/4/2081
d
41,696
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
c
119,728
Warnermedia Holdings, Inc.
350,000 4.054%,  3/15/2029 328,579
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
52,000 8.250%,  10/1/2031
c
53,821
Zegona Finance plc
68,000 8.625%,  7/15/2029
c
72,590
Ziggo Bond Company BV
40,000 5.125%,  2/28/2030
c
36,379
Ziggo BV
39,000 4.875%,  1/15/2030
c
36,533
Total 11,101,422
Consumer Cyclical  0.3%
1011778 B.C., ULC/New Red
Finance, Inc.
26,000 3.875%,  1/15/2028
c
24,813
58,000 4.375%,  1/15/2028
c
55,781
Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
$ 40,000 6.125%,  6/15/2029
c
$ 40,545
68,000 5.625%,  9/15/2029
c
67,710
Adient Global Holdings, Ltd.
26,000 8.250%,  4/15/2031
a,c
26,965
41,000 7.500%,  2/15/2033
c
41,546
ADT Security Corporation
60,000 4.125%,  8/1/2029
c
56,375
60,000 4.875%,  7/15/2032
c
55,826
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
130,000 4.625%,  6/1/2028
c
124,108
Allison Transmission, Inc.
30,000 3.750%,  1/30/2031
c
26,771
Amazon.com, Inc.
169,000 3.875%,  8/22/2037 149,309
American Axle & Manufacturing,
Inc.
102,000 5.000%,  10/1/2029
a
93,574
American Honda Finance
Corporation
204,000 5.050%,  7/10/2031 203,378
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
19,000 7.000%,  4/15/2030
a,c
17,432
Arko Corporation
58,000 5.125%,  11/15/2029
c
53,513
Asbury Automotive Group, Inc.
62,000 5.000%,  2/15/2032
c
58,011
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
c
74,084
12,000 4.625%,  4/1/2030
c
11,052
Aston Martin Capital Holdings, Ltd.
67,000 10.000%,  3/31/2029
c
66,496
Bath & Body Works, Inc.
32,000 6.950%,  3/1/2033 32,504
Beazer Homes USA, Inc.
61,000 7.500%,  3/15/2031
c
61,507
Belron UK Finance plc
33,000 5.750%,  10/15/2029
c
32,704
BorgWarner, Inc.
150,000 4.950%,  8/15/2029 149,459
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
c
79,302
Boyne USA, Inc.
58,000 4.750%,  5/15/2029
c
55,134
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
55,000 4.875%,  2/15/2030
c
50,314
Caesars Entertainment, Inc.
166,000 4.625%,  10/15/2029
c
156,715
43,000 6.500%,  2/15/2032
c
43,535
42,000 6.000%,  10/15/2032
a,c
40,848
Carnival Corporation
22,000 7.625%,  3/1/2026
c
22,038
202,000 5.750%,  3/1/2027
c
202,423
93,000 4.000%,  8/1/2028
c
88,761
25,000 6.000%,  5/1/2029
c
25,048
Carvana Company
30,939
0.000%,PIK 12.000%,
12/1/2028
c,i
33,328

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
$ 18,000 5.375%,  4/15/2027 $ 17,922
79,000 5.250%,  7/15/2029 76,175
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
c
82,824
39,000 6.750%,  5/1/2031
c
39,662
Clarios Global, LP/Clarios US
Finance Company, Inc.
52,000 6.750%,  5/15/2028
c
52,974
95,000 6.750%,  2/15/2030
c
96,491
Crocs, Inc.
36,000 4.250%,  3/15/2029
c
33,481
Cushman & Wakefield US
Borrower, LLC
18,000 6.750%,  5/15/2028
c
18,149
Daimler Trucks Finance North
America, LLC
249,000 2.000%,  12/14/2026
c
236,732
Dana, Inc.
36,000 5.625%,  6/15/2028 35,757
53,000 4.500%,  2/15/2032
a
49,918
eG Global Finance plc
18,000 12.000%,  11/30/2028
c
20,180
Expedia Group, Inc.
314,000 3.250%,  2/15/2030 289,699
Ford Motor Credit Company, LLC
200,000 2.300%,  2/10/2025 199,891
200,000 5.850%,  5/17/2027 202,208
200,000 2.900%,  2/10/2029 180,108
173,000 7.122%,  11/7/2033 180,950
Forestar Group, Inc.
37,000 3.850%,  5/15/2026
c
36,144
Gap, Inc.
26,000 3.625%,  10/1/2029
c
23,651
67,000 3.875%,  10/1/2031
c
58,763
Garrett Motion Holdings, Inc./
Garrett LX I SARL
71,000 7.750%,  5/31/2032
c
72,336
General Motors Company
94,000 6.125%,  10/1/2025 94,667
General Motors Financial
Company, Inc.
68,000 5.400%,  5/8/2027 68,692
230,000 5.800%,  1/7/2029 234,261
224,000 4.900%,  10/6/2029 220,320
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
58,000 8.750%,  1/15/2032
c
51,315
GLP Capital, LP
298,000 5.750%,  6/1/2028 301,514
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
36,000 3.500%,  3/1/2029
c
33,274
Goodyear Tire & Rubber Company
36,000 4.875%,  3/15/2027 35,310
39,000 5.000%,  7/15/2029 36,384
Group 1 Automotive, Inc.
28,000 6.375%,  1/15/2030
c
28,459
Hanesbrands, Inc.
41,000 4.875%,  5/15/2026
c
40,675
21,000 9.000%,  2/15/2031
a,c
22,439
Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
Harley-Davidson Financial
Services, Inc.
$ 151,000 5.950%,  6/11/2029
c
$ 152,012
Hilton Domestic Operating
Company, Inc.
163,000 4.875%,  1/15/2030 157,860
18,000 4.000%,  5/1/2031
c
16,408
104,000 3.625%,  2/15/2032
c
91,446
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
127,000 5.000%,  6/1/2029
c
120,988
Home Depot, Inc.
215,000 5.400%,  9/15/2040 213,991
126,000 4.250%,  4/1/2046 105,396
205,000 3.900%,  6/15/2047 160,746
Hyundai Capital America
300,000 1.800%,  1/10/2028
c
273,780
172,000 5.300%,  6/24/2029
c
172,862
International Game Technology plc
90,000 5.250%,  1/15/2029
c
88,561
Jacobs Entertainment, Inc.
53,000 6.750%,  2/15/2029
c
52,071
Jaguar Land Rover Automotive plc
43,000 5.500%,  7/15/2029
c
42,299
K Hovnanian Enterprises, Inc.
34,000 11.750%,  9/30/2029
c
36,961
KB Home
120,000 4.800%,  11/15/2029 115,082
L Brands, Inc.
120,000 6.625%,  10/1/2030
c
122,178
62,000 6.875%,  11/1/2035 63,978
Las Vegas Sands Corporation
112,000 5.900%,  6/1/2027 113,523
Life Time, Inc.
56,000 6.000%,  11/15/2031
c
56,010
Light & Wonder International, Inc.
37,000 7.250%,  11/15/2029
c
38,169
Live Nation Entertainment, Inc.
39,000 4.750%,  10/15/2027
c
38,225
Lowe's Companies, Inc.
132,000 5.625%,  4/15/2053 126,884
286,000 2.625%,  4/1/2031 249,941
Macy's Retail Holdings, LLC
42,000 5.875%,  4/1/2029
a,c
41,144
35,000 6.125%,  3/15/2032
a,c
33,100
42,000 4.500%,  12/15/2034 34,457
Marriott International, Inc./MD
248,000 4.625%,  6/15/2030 243,176
Match Group Holdings II, LLC
83,000 4.125%,  8/1/2030
c
74,976
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
c
72,499
McDonald's Corporation
225,000 4.450%,  3/1/2047 189,462
Melco Resorts Finance, Ltd.
98,000 5.375%,  12/4/2029
c
90,333
90,000 7.625%,  4/17/2032
c
89,845
MGM Resorts International
38,000 4.625%,  9/1/2026 37,660
40,000 6.125%,  9/15/2029 40,031
Michaels Companies, Inc.
53,000 5.250%,  5/1/2028
c
41,215

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
NCL Corporation, Ltd.
$ 6,000 5.875%,  3/15/2026
c
$ 6,022
89,000 5.875%,  2/15/2027
c
89,408
84,000 6.750%,  2/1/2032
c
85,312
Nordstrom, Inc.
44,000 4.250%,  8/1/2031
a
38,804
Parkland Corporation
40,000 6.625%,  8/15/2032
c
40,094
PENN Entertainment, Inc.
90,000 4.125%,  7/1/2029
a,c
81,985
PetSmart, Inc./PetSmart Finance
Corporation
105,000 4.750%,  2/15/2028
c
100,633
38,000 7.750%,  2/15/2029
c
37,877
Phinia, Inc.
56,000 6.625%,  10/15/2032
c
56,116
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
50,000 5.750%,  4/15/2026
c
50,121
QVC, Inc.
22,000 6.875%,  4/15/2029
c
18,344
Rakuten Group, Inc.
53,000 11.250%,  2/15/2027
c
57,930
62,000 9.750%,  4/15/2029
c
67,716
Raven Acquisition Holdings, LLC
39,000 6.875%,  11/15/2031
c
38,910
Royal Caribbean Cruises, Ltd.
176,000 4.250%,  7/1/2026
c
173,582
25,000 5.625%,  9/30/2031
c
24,815
28,000 6.000%,  2/1/2033
c
28,222
S&S Holdings, LLC
84,000 8.375%,  10/1/2031
c
84,291
Saks Global Enterprises, LLC
93,000 11.000%,  12/15/2029
c
89,057
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
41,000 6.625%,  3/1/2030
c
39,919
SeaWorld Parks and
Entertainment, Inc.
85,000 5.250%,  8/15/2029
c
82,145
Service Corporation International/
US
36,000 3.375%,  8/15/2030 31,948
26,000 4.000%,  5/15/2031 23,490
60,000 5.750%,  10/15/2032 58,957
Six Flags Entertainment
Corporation
18,000 7.250%,  5/15/2031
c
18,542
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
18,000 6.625%,  5/1/2032
c
18,389
Six Flags Theme Parks, Inc.
16,000 7.000%,  7/1/2025
a,c
16,025
Sonic Automotive, Inc.
45,000 4.875%,  11/15/2031
c
41,502
Staples, Inc.
74,000 10.750%,  9/1/2029
c
72,523
Station Casinos, LLC
62,000 4.625%,  12/1/2031
c
56,283
Target Corporation
198,000 2.950%,  1/15/2052
a
126,301
Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Cyclical  0.3% - continued
Tenneco, Inc.
$ 81,000 8.000%,  11/17/2028
c
$ 77,318
Toyota Motor Credit Corporation
63,000 4.800%,  1/5/2034 61,292
222,000 5.350%,  1/9/2035 223,163
Uber Technologies, Inc.
132,000 5.350%,  9/15/2054 122,060
160,000 4.800%,  9/15/2034 153,195
VICI Properties, LP/VICI Note
Company, Inc.
221,000 4.625%,  6/15/2025
c
220,507
85,000 5.750%,  2/1/2027
c
85,792
98,000 4.125%,  8/15/2030
c
90,969
Victoria's Secret & Company
113,000 4.625%,  7/15/2029
a,c
103,811
Victra Holdings, LLC/Victra
Finance Corporation
27,000 8.750%,  9/15/2029
c
28,592
Viking Cruises, Ltd.
182,000 5.875%,  9/15/2027
c
181,661
Walgreens Boots Alliance, Inc.
62,000 3.200%,  4/15/2030 51,490
Walmart, Inc.
173,000 4.500%,  9/9/2052 151,200
WASH Multifamily Acquisition, Inc.
55,000 5.750%,  4/15/2026
c
54,970
Wyndham Hotels & Resorts, Inc.
54,000 4.375%,  8/15/2028
c
51,882
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
34,000 5.125%,  10/1/2029
c
32,953
85,000 7.125%,  2/15/2031
c
88,879
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
c
96,002
ZF North America Capital, Inc.
53,000 7.125%,  4/14/2030
c
52,999
39,000 6.750%,  4/23/2030
c
38,322
Total 12,811,823
Consumer Non-Cyclical  0.3%
1375209 B.C., Ltd.
36,000 9.000%,  1/30/2028
a,c
36,052
Abbott Laboratories
219,000 4.750%,  11/30/2036 212,214
AbbVie, Inc.
68,000 5.400%,  3/15/2054 65,602
420,000 4.500%,  5/14/2035 394,912
153,000 5.350%,  3/15/2044 149,798
Acadia Healthcare Company, Inc.
58,000 5.000%,  4/15/2029
c
55,152
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
c
142,473
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
112,000 4.625%,  1/15/2027
c
110,006
119,000 3.500%,  3/15/2029
c
109,473
Altria Group, Inc.
134,000 6.875%,  11/1/2033 145,963
Amgen, Inc.
150,000 4.200%,  2/22/2052 116,468
198,000 5.600%,  3/2/2043 194,126

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Non-Cyclical  0.3% - continued
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
$ 275,000 4.700%,  2/1/2036 $ 260,018
Anheuser-Busch InBev Worldwide,
Inc.
174,000 5.550%,  1/23/2049 170,691
Archer-Daniels-Midland Company
255,000 2.700%,  9/15/2051 152,523
AstraZeneca plc
360,000 3.000%,  5/28/2051 236,823
BAT Capital Corporation
142,000 7.079%,  8/2/2043 154,234
Bausch + Lomb Corporation
20,000 8.375%,  10/1/2028
c
20,939
Bausch Health Companies, Inc.
83,000 5.500%,  11/1/2025
c
81,444
87,000 4.875%,  6/1/2028
a,c
70,482
46,000 11.000%,  9/30/2028
c
42,902
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 75,136
225,000 3.700%,  6/6/2027 220,229
BellRing Brands, Inc.
55,000 7.000%,  3/15/2030
c
57,010
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 254,412
Bunge, Ltd. Finance Corporation
50,000 4.650%,  9/17/2034 47,373
Campbell's Company
132,000 5.400%,  3/21/2034 131,516
Cargill, Inc.
196,000 3.125%,  5/25/2051
c
128,989
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
34,000 9.500%,  10/15/2029
c
33,863
Cencora, Inc.
135,000 5.150%,  2/15/2035 131,858
Central Garden & Pet Company
52,000 4.125%,  10/15/2030 47,277
Champ Acquisition Corporation
32,000 8.375%,  12/1/2031
c
33,327
Charles River Laboratories
International, Inc.
42,000 4.000%,  3/15/2031
c
37,756
CHS/Community Health Systems,
Inc.
72,000 5.625%,  3/15/2027
c
69,908
23,000 8.000%,  12/15/2027
c
22,852
37,000 6.000%,  1/15/2029
c
33,727
42,000 4.750%,  2/15/2031
c
34,273
52,000 10.875%,  1/15/2032
c
53,559
Conagra Brands, Inc.
246,000 1.375%,  11/1/2027 224,045
Concentra Escrow Issuer
Corporation
32,000 6.875%,  7/15/2032
c
33,090
Constellation Brands, Inc.
167,000 3.600%,  2/15/2028 161,064
108,000 2.875%,  5/1/2030 96,583
CVS Health Corporation
64,000 7.000%,  3/10/2055
d
64,644
145,000 4.780%,  3/25/2038 127,361
249,000 6.000%,  6/1/2044 238,936
Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Non-Cyclical  0.3% - continued
DaVita, Inc.
$ 43,000 3.750%,  2/15/2031
c
$ 37,840
75,000 6.875%,  9/1/2032
c
76,053
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
c
59,157
Eli Lilly & Company
98,000 4.950%,  2/27/2063 87,611
Embecta Corporation
46,000 5.000%,  2/15/2030
c
42,772
31,000 6.750%,  2/15/2030
c
29,608
Encompass Health Corporation
58,000 4.500%,  2/1/2028 56,618
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
a,c
37,438
Energizer Holdings, Inc.
96,000 4.750%,  6/15/2028
c
92,209
Fortrea Holdings, Inc.
19,000 7.500%,  7/1/2030
a,c
19,075
GE HealthCare Technologies, Inc.
154,000 6.377%,  11/22/2052 165,435
General Mills, Inc.
53,000 4.950%,  3/29/2033 51,834
Grifols SA
45,000 4.750%,  10/15/2028
c
41,630
HCA, Inc.
265,000 3.500%,  9/1/2030 242,142
122,000 5.450%,  9/15/2034 119,509
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
78,000 7.875%,  9/1/2025
c
77,958
HLF Financing SARL, LLC/
Herbalife International, Inc.
40,000 12.250%,  4/15/2029
c
42,002
43,000 4.875%,  6/1/2029
c
29,074
Illumina, Inc.
150,000 4.650%,  9/9/2026 149,543
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
c
260,710
Jazz Securities DAC
27,000 4.375%,  1/15/2029
c
25,719
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
142,000 5.500%,  1/15/2030 142,249
243,000 3.000%,  5/15/2032 204,835
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
174,000 5.950%,  4/20/2035
c
176,319
Johnson & Johnson
144,000 5.250%,  6/1/2054 141,245
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
70,000 9.000%,  2/15/2029
c
72,756
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 180,399
Kraft Heinz Foods Company
90,000 4.375%,  6/1/2046 73,255
Lamb Weston Holdings, Inc.
40,000 4.125%,  1/31/2030
c
37,056
41,000 4.375%,  1/31/2032
c
37,303

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Non-Cyclical  0.3% - continued
LifePoint Health, Inc.
$ 70,000 9.875%,  8/15/2030
c
$ 74,675
41,000 11.000%,  10/15/2030
c
45,332
29,000 10.000%,  6/1/2032
c
28,271
Medline Borrower, LP/Medline Co-
Issuer, Inc.
46,000 6.250%,  4/1/2029
c
46,742
Medtronic, Inc.
200,000 4.375%,  3/15/2035 189,211
Mozart Debt Merger Sub, Inc.
74,000 3.875%,  4/1/2029
c
69,050
110,000 5.250%,  10/1/2029
c
106,583
MPH Acquisition Holdings, LLC
19,412 5.750%,  12/31/2030
c
15,530
10,138 11.500%,  12/31/2030
c
8,719
Newell Brands, Inc.
37,000 6.375%,  9/15/2027 37,663
37,000 6.625%,  9/15/2029
a
37,955
24,000 6.375%,  5/15/2030 24,300
Novartis Capital Corporation
141,000 4.700%,  9/18/2054 125,004
Organon & Company/Organon
Foreign Debt Co-Issuer BV
51,000 4.125%,  4/30/2028
c
48,372
140,000 5.125%,  4/30/2031
c
126,733
Owens & Minor, Inc.
64,000 6.625%,  4/1/2030
a,c
61,626
PepsiCo, Inc.
125,000 4.200%,  7/18/2052 101,402
Performance Food Group, Inc.
81,000 4.250%,  8/1/2029
c
76,155
52,000 6.125%,  9/15/2032
c
52,109
Perrigo Finance Unlimited
Company
57,000 4.900%,  6/15/2030 53,746
35,000 6.125%,  9/30/2032 34,322
Pfizer Investment Enterprises,
Private Ltd.
297,000 5.300%,  5/19/2053 278,092
132,000 5.110%,  5/19/2043 124,747
Philip Morris International, Inc.
133,000 5.500%,  9/7/2030 136,435
67,000 5.125%,  2/13/2031 67,342
198,000 5.375%,  2/15/2033 198,662
187,000 4.900%,  11/1/2034 180,391
Post Holdings, Inc.
53,000 4.625%,  4/15/2030
c
49,300
77,000 4.500%,  9/15/2031
c
69,624
52,000 6.250%,  10/15/2034
c
50,674
Prime Healthcare Services, Inc.
58,000 9.375%,  9/1/2029
c
55,155
Radiology Partners, Inc.
32,000 7.775%,  1/31/2029
c
31,710
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
c
106,888
Royalty Pharma plc
131,000 5.150%,  9/2/2029 130,911
Select Medical Corporation
39,000 6.250%,  12/1/2032
c
38,314
Simmons Foods, Inc.
110,000 4.625%,  3/1/2029
c
102,516
Sotera Health Holdings, LLC
38,000 7.375%,  6/1/2031
c
38,692
Principal
Amount Long-Term Fixed Income  8.4% Value
Consumer Non-Cyclical  0.3% - continued
Spectrum Brands, Inc.
$ 9,000 3.875%,  3/15/2031
c
$ 7,704
Star Parent, Inc.
32,000 9.000%,  10/1/2030
c
33,674
Stryker Corporation
155,000 5.200%,  2/10/2035
g
153,955
Surgery Center Holdings, Inc.
39,000 7.250%,  4/15/2032
c
38,903
Sysco Corporation
200,000 6.600%,  4/1/2040 216,894
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 130,071
200,000 5.650%,  7/5/2044 197,524
Tenet Healthcare Corporation
162,000 5.125%,  11/1/2027 160,242
120,000 4.375%,  1/15/2030 112,265
79,000 6.750%,  5/15/2031 80,846
Teva Pharmaceutical Finance
Company, LLC
38,000 6.150%,  2/1/2036 38,005
Teva Pharmaceutical Finance
Netherlands III BV
32,000 3.150%,  10/1/2026 31,007
US Acute Care Solutions, LLC
71,000 9.750%,  5/15/2029
c
72,200
Viterra Finance BV
167,000 3.200%,  4/21/2031
c
146,458
Wyeth, LLC
134,000 6.500%,  2/1/2034 146,207
Zoetis, Inc.
288,000 4.700%,  2/1/2043 257,621
Total 12,936,966
Energy  0.2%
Aethon United BR, LP/Aethon
United Finance Corporation
34,000 7.500%,  10/1/2029
c
34,869
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
70,000 5.375%,  6/15/2029
c
68,437
Archrock Partners, LP/Archrock
Partners Finance Corporation
55,000 6.250%,  4/1/2028
c
55,272
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
73,000 8.250%,  12/31/2028
c
74,502
37,000 5.875%,  6/30/2029
c
36,406
Baytex Energy Corporation
65,000 8.500%,  4/30/2030
c
66,966
32,000 7.375%,  3/15/2032
c
31,538
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
59,000 7.000%,  7/15/2029
c
60,606
BP Capital Markets America, Inc.
353,000 2.939%,  6/4/2051 219,190
Buckeye Partners, LP
50,000 4.500%,  3/1/2028
c
48,147
33,000 6.875%,  7/1/2029
c
33,784
18,000 6.750%,  2/1/2030
c
18,311
California Resources Corporation
44,000 8.250%,  6/15/2029
c
45,236

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Energy  0.2% - continued
Canadian Natural Resources, Ltd.
$ 100,000 5.000%,  12/15/2029
c
$ 98,813
94,000 2.950%,  7/15/2030 83,969
Cheniere Energy Partners, LP
528,000 4.500%,  10/1/2029 511,914
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034 36,988
Civitas Resources, Inc.
58,000 8.375%,  7/1/2028
c
60,660
89,000 8.750%,  7/1/2031
c
93,865
CNX Resources Corporation
38,000 6.000%,  1/15/2029
c
37,662
Columbia Pipelines Holding
Company, LLC
140,000 6.042%,  8/15/2028
c
143,865
Columbia Pipelines Operating
Company, LLC
35,000 5.927%,  8/15/2030
c
36,114
Comstock Resources, Inc.
71,000 6.750%,  3/1/2029
c
69,719
65,000 5.875%,  1/15/2030
c
61,517
ConocoPhillips Company
225,000 4.850%,  1/15/2032 221,176
Continental Resources, Inc.
232,000 2.268%,  11/15/2026
c
221,127
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
c
70,389
Crescent Energy Finance, LLC
109,000 7.625%,  4/1/2032
c
109,755
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
79,000 8.625%,  3/15/2029
c
82,856
Diamond Foreign Asset Company/
Diamond Finance, LLC
27,000 8.500%,  10/1/2030
c
28,142
Diamondback Energy, Inc.
201,000 5.750%,  4/18/2054 188,724
DT Midstream, Inc.
55,000 4.125%,  6/15/2029
c
51,998
Eastern Energy Gas Holdings, LLC
257,000 5.800%,  1/15/2035 261,318
Enbridge, Inc.
65,000 5.250%,  4/5/2027 65,701
Enerflex, Ltd.
29,000 9.000%,  10/15/2027
c
30,103
Energy Transfer, LP
86,000 8.000%,  5/15/2054
d
90,765
125,000 5.150%,  2/1/2043 110,804
255,000 6.000%,  6/15/2048 247,101
EnLink Midstream Partners, LP
85,000 5.600%,  4/1/2044 78,488
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 131,463
EQM Midstream Partners, LP
107,000 4.750%,  1/15/2031
c
101,874
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 210,574
Genesis Energy LP/Genesis
Energy Finance Corporation
59,000 8.875%,  4/15/2030 61,162
88,000 7.875%,  5/15/2032 88,148
Principal
Amount Long-Term Fixed Income  8.4% Value
Energy  0.2% - continued
Gulfport Energy Operating
Corporation
$ 26,000 6.750%,  9/1/2029
c
$ 26,458
Halliburton Company
133,000 5.000%,  11/15/2045 118,698
Harvest Midstream I, LP
82,000 7.500%,  9/1/2028
c
83,867
Hess Midstream Operations, LP
80,000 4.250%,  2/15/2030
c
74,831
Hilcorp Energy I, LP/Hilcorp
Finance Company
140,000 5.750%,  2/1/2029
c
136,071
36,000 6.000%,  4/15/2030
c
34,908
39,000 6.250%,  4/15/2032
c
37,037
Howard Midstream Energy
Partners, LLC
104,000 7.375%,  7/15/2032
c
108,115
ITT Holdings, LLC
70,000 6.500%,  8/1/2029
c
65,423
Kodiak Gas Services, LLC
44,000 7.250%,  2/15/2029
c
45,289
Laredo Petroleum, Inc.
75,000 7.750%,  7/31/2029
a,c
75,268
MEG Energy Corporation
59,000 5.875%,  2/1/2029
c
58,093
Moss Creek Resources Holdings,
Inc.
40,000 8.250%,  9/1/2031
c
39,867
MPLX, LP
265,000 4.950%,  9/1/2032 257,000
49,000 5.000%,  3/1/2033 47,307
Nabors Industries, Inc.
36,000 7.375%,  5/15/2027
c
36,263
91,000 9.125%,  1/31/2030
c
94,458
National Fuel Gas Company
242,000 5.500%,  1/15/2026 243,195
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
c
29,758
44,000 8.375%,  2/15/2032
c
45,263
Noble Finance II, LLC
76,000 8.000%,  4/15/2030
c
77,326
Northern Oil and Gas, Inc.
66,000 8.750%,  6/15/2031
c
69,206
NuStar Logistics, LP
71,000 6.375%,  10/1/2030 72,307
Occidental Petroleum Corporation
117,000 5.000%,  8/1/2027 117,085
ONEOK, Inc.
108,000 5.700%,  11/1/2054 100,329
67,000 5.000%,  3/1/2026 67,150
144,000 4.750%,  10/15/2031 139,321
PBF Holding Company, LLC/PBF
Finance Corporation
54,000 6.000%,  2/15/2028 53,220
Permian Resources Operating,
LLC
70,000 6.250%,  2/1/2033
c
70,169
Prairie Acquiror, LP
58,000 9.000%,  8/1/2029
c
59,981
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
c
50,433

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Energy  0.2% - continued
Range Resources Corporation
$ 53,000 4.750%,  2/15/2030
c
$ 50,406
Rockies Express Pipeline, LLC
91,000 4.950%,  7/15/2029
c
87,242
Saturn Oil & Gas, Inc.
44,000 9.625%,  6/15/2029
c
43,918
Schlumberger Holdings
Corporation
102,000 5.000%,  5/29/2027
c
102,758
SM Energy Company
65,000 6.500%,  7/15/2028 65,071
26,000 7.000%,  8/1/2032
c
25,963
South Bow USA Infrastructure
Holdings, LLC
166,000 5.026%,  10/1/2029
c
163,332
62,000 5.584%,  10/1/2034
c
60,296
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
36,000 5.875%,  3/1/2027 35,835
Suncor Energy, Inc.
215,000 7.150%,  2/1/2032 232,876
Sunoco, LP
106,000 7.000%,  5/1/2029
c
109,562
Sunoco, LP/Sunoco Finance
Corporation
55,000 5.875%,  3/15/2028 55,053
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
122,000 5.500%,  1/15/2028
c
119,340
53,000 7.375%,  2/15/2029
c
53,947
Talos Production, Inc.
37,000 9.000%,  2/1/2029
c
38,478
Targa Resources Corporation
232,000 4.200%,  2/1/2033 211,605
TGNR Intermediate Holdings, LLC
70,000 5.500%,  10/15/2029
c
66,471
TotalEnergies Capital SA
111,000 5.275%,  9/10/2054 102,821
Transocean, Inc.
73,100 8.750%,  2/15/2030
c
76,241
USA Compression Partners, LP/
USA Compression Finance
Corporation
61,000 7.125%,  3/15/2029
c
62,423
Valaris, Ltd.
66,000 8.375%,  4/30/2030
c
67,779
Venture Global Calcasieu Pass,
LLC
55,000 3.875%,  8/15/2029
c
50,877
45,000 4.125%,  8/15/2031
c
40,682
Venture Global LNG, Inc.
132,000 8.125%,  6/1/2028
c
137,946
69,000 9.000%,  9/30/2029
c,d,j
71,903
53,000 7.000%,  1/15/2030
c
54,170
134,000 8.375%,  6/1/2031
c
141,030
75,000 9.875%,  2/1/2032
c
82,562
Viridien SA
18,000 8.750%,  4/1/2027
a,c
18,194
Western Midstream Operating, LP
133,000 6.350%,  1/15/2029 137,545
66,000 6.150%,  4/1/2033 67,295
Principal
Amount Long-Term Fixed Income  8.4% Value
Energy  0.2% - continued
Williams Companies, Inc.
$ 250,000 7.500%,  1/15/2031 $ 277,165
80,000 5.600%,  3/15/2035 80,297
Total 10,004,797
Financials  0.7%
Acrisure, LLC/Acrisure Finance,
Inc.
25,000 4.250%,  2/15/2029
c
23,653
36,000 7.500%,  11/6/2030
c
37,221
AEGON Funding Company, LLC
214,000 5.500%,  4/16/2027
a,c
215,777
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.100%,  1/15/2027 153,226
200,000 3.875%,  1/23/2028 194,563
203,000 5.375%,  12/15/2031 202,808
160,000 3.400%,  10/29/2033 136,558
AG TTMT Escrow Issuer, LLC
28,000 8.625%,  9/30/2027
c
29,134
Agree, LP
111,000 5.625%,  6/15/2034 111,589
Air Lease Corporation
38,000 4.650%,  6/15/2026
d,j
37,080
306,000 3.000%,  2/1/2030 276,815
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
c
200,228
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
36,000 4.250%,  10/15/2027
c
34,831
71,000 6.750%,  4/15/2028
c
71,750
52,000 7.000%,  1/15/2031
c
52,912
Ally Financial, Inc.
286,000 8.000%,  11/1/2031 320,881
55,000 6.700%,  2/14/2033 56,551
American Express Company
69,000 5.098%,  2/16/2028
d
69,492
131,000 5.043%,  7/26/2028
d
131,850
99,000 5.085%,  1/30/2031
d
99,349
American International Group, Inc.
273,000 5.125%,  3/27/2033 270,501
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
c
29,336
86,000 4.875%,  6/30/2029
c
81,911
Aon North America, Inc.
103,000 5.750%,  3/1/2054 101,087
Apollo Debt Solutions BDC
161,000 6.700%,  7/29/2031
c
166,438
Ares Capital Corporation
114,000 3.250%,  7/15/2025 113,225
225,000 3.875%,  1/15/2026 222,628
107,000 2.150%,  7/15/2026 102,709
116,000 5.875%,  3/1/2029 117,444
Ares Strategic Income Fund
135,000 5.600%,  2/15/2030
c
133,348
Arthur J. Gallagher & Company
33,000 6.750%,  2/15/2054 36,385
52,000 5.750%,  7/15/2054 50,893
233,000 5.000%,  2/15/2032 228,927
Avolon Holdings Funding, Ltd.
25,000 4.250%,  4/15/2026
c
24,741
150,000 4.950%,  1/15/2028
c
148,881
165,000 5.750%,  3/1/2029
c
167,061

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Azorra Finance, Ltd.
$ 98,000 7.750%,  4/15/2030
c
$ 99,179
Banco Santander SA
200,000 4.175%,  3/24/2028
d
196,522
Bank of America Corporation
180,000 1.734%,  7/22/2027
d
172,246
170,000 3.824%,  1/20/2028
d
166,982
116,000 5.202%,  4/25/2029
d
116,997
180,000 2.087%,  6/14/2029
d
164,218
125,000 3.974%,  2/7/2030
d
120,283
300,000 2.496%,  2/13/2031
d
265,632
400,000 1.922%,  10/24/2031
d
336,313
200,000 2.972%,  2/4/2033
d
172,964
398,000 4.571%,  4/27/2033
d
380,696
200,000 5.872%,  9/15/2034
d
206,167
81,000 5.468%,  1/23/2035
d
81,194
231,000 5.425%,  8/15/2035
d
225,149
265,000 3.846%,  3/8/2037
d
235,545
Bank of New York Mellon
Corporation
134,000 6.317%,  10/25/2029
d
140,794
Bank of Nova Scotia
65,000 4.850%,  2/1/2030 64,614
Barclays plc
36,000 6.125%,  12/15/2025
d,j
36,085
200,000 6.496%,  9/13/2027
d
204,753
280,000 4.972%,  5/16/2029
d
278,971
251,000 4.942%,  9/10/2030
d
247,173
200,000 5.746%,  8/9/2033
d
201,197
Belrose Funding Trust
280,000 2.330%,  8/15/2030
c
238,205
Berkshire Hathaway Finance
Corporation
265,000 2.850%,  10/15/2050 165,630
BlackRock Funding, Inc.
70,000 5.250%,  3/14/2054 66,300
Blackstone Private Credit Fund
177,000 5.600%,  11/22/2029
c
174,973
132,000 6.250%,  1/25/2031 134,247
Blue Owl Capital Corporation II
101,000 8.450%,  11/15/2026 105,694
Blue Owl Credit Income
Corporation
166,000 4.700%,  2/8/2027 164,140
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
c
89,286
226,000 6.100%,  3/15/2028
c
226,802
Blue Owl Technology Finance
Corporation II
140,000 6.750%,  4/4/2029 142,099
BNP Paribas SA
235,000 5.283%,  11/19/2030
c,d
234,177
333,000 3.132%,  1/20/2033
c,d
286,597
BPCE SA
350,000 3.500%,  10/23/2027
c
335,679
Burford Capital Global Finance,
LLC
84,000 9.250%,  7/1/2031
c
89,990
Camden Property Trust
163,000 3.150%,  7/1/2029 152,002
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 273,663
48,000 5.700%,  2/1/2030
d
48,800
Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Charles Schwab Corporation
$ 136,000 6.136%,  8/24/2034
d
$ 142,931
Chubb INA Holdings, LLC
125,000 4.350%,  11/3/2045 105,297
Citadel, LP
157,000 6.375%,  1/23/2032
c
159,658
Citigroup, Inc.
168,000 3.200%,  10/21/2026 163,898
326,000 3.668%,  7/24/2028
d
316,589
50,000 3.520%,  10/27/2028
d
48,246
83,000 5.174%,  2/13/2030
d
83,234
281,000 4.910%,  5/24/2033
d
272,023
169,000 6.174%,  5/25/2034
d
172,236
182,000 6.020%,  1/24/2036
d
182,718
Citizens Financial Group, Inc.
92,000 5.718%,  7/23/2032
d
92,843
CNA Financial Corporation
100,000 5.125%,  2/15/2034 97,794
Comerica, Inc.
52,000 5.982%,  1/30/2030
d
52,510
Constellation Insurance, Inc.
44,000 6.800%,  1/24/2030
c
43,295
Cooperatieve Rabobank UA
265,000 5.564%,  2/28/2029
c,d
269,591
Corebridge Financial, Inc.
75,000 6.375%,  9/15/2054
d
74,157
100,000 4.350%,  4/5/2042 83,414
Cousins Properties, LP
71,000 5.375%,  2/15/2032 69,977
Credit Acceptance Corporation
66,000 9.250%,  12/15/2028
c
70,327
Credit Suisse Group AG
225,000 7.250%,  N/A
*,k
19,125
Deutsche Bank AG/New York, NY
280,000 5.373%,  1/10/2029
d
280,766
150,000 6.819%,  11/20/2029
d
157,990
300,000 3.729%,  1/14/2032
d
264,031
Discover Bank
290,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
293,866
Diversified Healthcare Trust
42,000 Zero Coupon,  1/15/2026
c
39,954
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
c
117,236
Elevance Health, Inc.
110,000 3.125%,  5/15/2050 70,523
179,000 4.625%,  5/15/2042 156,223
EPR Properties
130,000 4.950%,  4/15/2028 128,317
Fairfax Financial Holdings, Ltd.
138,000 6.350%,  3/22/2054 141,054
FirstCash, Inc.
90,000 5.625%,  1/1/2030
c
88,090
First-Citizens Bank & Trust
Company
117,000 6.125%,  3/9/2028 120,213
Five Corners Funding Trust IV
132,000 5.997%,  2/15/2053
c
132,765
Fortress Transportation and
Infrastructure Investors, LLC
38,000 5.500%,  5/1/2028
c
37,143
86,000 7.000%,  5/1/2031
c
87,159

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
$ 52,000 7.000%,  6/15/2032
c
$ 52,718
39,000 5.875%,  4/15/2033
c
37,314
Freedom Mortgage Corporation
33,000 7.625%,  5/1/2026
c
33,174
Freedom Mortgage Holdings, LLC
84,000 9.250%,  2/1/2029
c
87,675
36,000 9.125%,  5/15/2031
c
37,260
FS KKR Capital Corporation
250,000 3.400%,  1/15/2026 246,111
GGAM Finance, Ltd.
35,000 7.750%,  5/15/2026
c
35,548
37,000 8.000%,  6/15/2028
c
39,026
103,000 5.875%,  3/15/2030
c
101,972
Global Aircraft Leasing Company,
Ltd.
112,000 8.750%,  9/1/2027
c
115,050
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
107,000 3.750%,  12/15/2027
c
99,452
goeasy, Ltd.
54,000 9.250%,  12/1/2028
c
57,667
37,000 7.625%,  7/1/2029
c
38,244
28,000 6.875%,  5/15/2030
c
28,428
Goldman Sachs Bank USA/New
York, NY
217,000 5.414%,  5/21/2027
d
218,892
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,836
Goldman Sachs Group, Inc.
203,000 1.948%,  10/21/2027
d
193,321
201,000 6.484%,  10/24/2029
d
211,045
80,000 1.992%,  1/27/2032
d
66,705
513,000 3.102%,  2/24/2033
d
445,311
Healthpeak OP, LLC
53,000 3.400%,  2/1/2025 53,000
Highwoods Realty, LP
121,000 3.050%,  2/15/2030 106,806
105,000 2.600%,  2/1/2031 88,095
Howard Hughes Corporation
24,000 4.125%,  2/1/2029
c
22,051
HSBC Holdings plc
200,000 5.402%,  8/11/2033
d
198,860
HUB International, Ltd.
103,000 7.250%,  6/15/2030
c
106,500
Huntington Bancshares, Inc./OH
167,000 5.709%,  2/2/2035
d
167,134
166,000 6.141%,  11/18/2039
d
166,670
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
36,000 6.250%,  5/15/2026 35,950
147,000 5.250%,  5/15/2027 142,478
Intesa Sanpaolo SPA
44,000 4.198%,  6/1/2032
c,d
39,048
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 136,842
J.P. Morgan Chase & Company
55,000 4.000%,  4/1/2025
d,j
54,820
276,000 1.578%,  4/22/2027
d
265,813
210,000 2.947%,  2/24/2028
d
202,516
231,000 4.979%,  7/22/2028
d
231,941
330,000 4.505%,  10/22/2028
d
327,384
375,000 4.203%,  7/23/2029
d
366,714
Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
$ 250,000 2.522%,  4/22/2031
d
$ 221,155
300,000 1.953%,  2/4/2032
d
251,383
265,000 4.586%,  4/26/2033
d
255,067
198,000 4.912%,  7/25/2033
d
194,107
162,000 5.766%,  4/22/2035
d
166,159
125,000 5.502%,  1/24/2036
d
125,742
152,000 5.534%,  11/29/2045
d
149,273
Jackson National Life Global
Funding
180,000 5.550%,  7/2/2027
c
182,488
Jane Street Group/JSG Finance,
Inc.
58,000 4.500%,  11/15/2029
c
54,768
24,000 7.125%,  4/30/2031
c
24,804
40,000 6.125%,  11/1/2032
c
39,807
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
27,000 5.000%,  8/15/2028
c
25,567
57,000 6.625%,  10/15/2031
c
57,268
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
c
28,939
72,000 9.500%,  2/15/2029
a,c
76,944
KeyBank NA/Cleveland, OH
174,000 5.000%,  1/26/2033 167,929
Kilroy Realty, LP
67,000 4.250%,  8/15/2029 63,069
60,000 6.250%,  1/15/2036 59,117
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
36,000 4.250%,  2/1/2027
c
35,021
97,000 4.750%,  6/15/2029
c
92,271
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
c,d
19,132
Lloyds Banking Group plc
200,000 5.087%,  11/26/2028
d
200,502
200,000 5.871%,  3/6/2029
d
204,664
Macquarie Airfinance Holdings,
Ltd.
34,000 6.400%,  3/26/2029
c
35,036
117,000 5.150%,  3/17/2030
c
115,093
18,000 6.500%,  3/26/2031
c
18,657
Marsh & McLennan Companies,
Inc.
50,000 5.450%,  3/15/2053 47,874
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
c
191,363
Mitsubishi UFJ Financial Group,
Inc.
200,000 5.422%,  2/22/2029
d
203,026
Molina Healthcare, Inc.
60,000 4.375%,  6/15/2028
c
57,673
26,000 3.875%,  5/15/2032
c
22,864
46,000 6.250%,  1/15/2033
c
45,670
Morgan Stanley
125,000 5.516%,  11/19/2055
d
121,008
210,000 4.350%,  9/8/2026 208,602
276,000 3.591%,  7/22/2028
d
267,208
132,000 5.164%,  4/20/2029
d
132,762
290,000 3.622%,  4/1/2031
d
270,723
132,000 5.250%,  4/21/2034
d
130,396
114,000 5.831%,  4/19/2035
d
116,608
97,000 5.587%,  1/18/2036
d
97,844

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
$ 232,000 5.297%,  4/20/2037
d
$ 226,447
Morgan Stanley Direct Lending
Fund
111,000 6.150%,  5/17/2029
c
111,611
MPT Operating Partnership, LP/
MPT Finance Corporation
52,000 8.500%,  2/15/2032
c,g
52,806
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 150,770
Nationstar Mortgage Holdings,
Inc.
18,000 5.500%,  8/15/2028
c
17,672
38,000 6.500%,  8/1/2029
c
38,087
57,000 5.125%,  12/15/2030
c
53,845
NatWest Group plc
200,000 4.445%,  5/8/2030
d
194,013
203,000 6.475%,  6/1/2034
d
209,133
Navient Corporation
21,000 5.000%,  3/15/2027 20,636
24,000 5.500%,  3/15/2029 23,007
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
23,000 4.500%,  9/30/2028
c
21,499
New York Life Global Funding
196,000 4.550%,  1/28/2033
c
187,901
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 202,640
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 277,551
OneMain Finance Corporation
137,000 3.500%,  1/15/2027 131,809
170,000 3.875%,  9/15/2028 158,801
Panther Escrow Issuer, LLC
102,000 7.125%,  6/1/2031
c
104,455
Park Intermediate Holdings, LLC
102,000 4.875%,  5/15/2029
c
97,445
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
d
69,063
PRA Group, Inc.
56,000 8.375%,  2/1/2028
c
57,690
Prologis Targeted US Logistics
Fund, LP
136,000 5.250%,  4/1/2029
c
137,385
88,000 5.250%,  1/15/2035
c
86,110
Prologis, LP
92,000 5.250%,  3/15/2054 86,295
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
d
237,587
Regency Centers, LP
196,000 4.125%,  3/15/2028 192,104
100,000 5.250%,  1/15/2034 98,853
Reinsurance Group of America,
Inc.
154,000 5.750%,  9/15/2034 155,161
RGA Global Funding
65,000 5.500%,  1/11/2031
c
65,771
RHP Hotel Properties, LP/RHP
Finance Corporation
18,000 4.750%,  10/15/2027 17,628
36,000 4.500%,  2/15/2029
c
34,328
RLJ Lodging Trust, LP
33,000 4.000%,  9/15/2029
c
30,295
Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
$ 120,000 3.625%,  3/1/2029
c
$ 109,685
41,000 3.875%,  3/1/2031
c
36,231
52,000 4.000%,  10/15/2033
c
43,967
Ryan Specialty, LLC
19,000 4.375%,  2/1/2030
c
17,927
91,000 5.875%,  8/1/2032
c
90,170
Santander Holdings USA, Inc.
66,000 6.499%,  3/9/2029
d
68,216
58,000 6.174%,  1/9/2030
d
59,488
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
d
343,811
Service Properties Trust
39,000 5.500%,  12/15/2027 37,538
48,000 8.375%,  6/15/2029 47,972
14,000 8.625%,  11/15/2031
c
14,866
Simon Property Group, LP
217,000 3.800%,  7/15/2050 159,779
Sixth Street Lending Partners
118,000 6.125%,  7/15/2030
c
118,677
SLM Corporation
40,000 4.200%,  10/29/2025 39,919
32,000 6.500%,  1/31/2030 32,300
Societe Generale SA
138,000 4.750%,  11/24/2025
c
137,532
39,000 10.000%,  11/14/2028
c,d,j
42,477
200,000 6.100%,  4/13/2033
c,d
201,766
Standard Chartered plc
200,000 5.545%,  1/21/2029
c,d
201,939
State Street Corporation
244,000 4.530%,  2/20/2029
d
242,269
Sumitomo Mitsui Financial Group,
Inc.
200,000 5.710%,  1/13/2030 205,533
125,000 1.710%,  1/12/2031 103,037
Synchrony Financial
78,000 5.935%,  8/2/2030
d
79,020
37,000 7.250%,  2/2/2033 38,717
Synovus Bank
250,000 5.625%,  2/15/2028 251,891
Toronto-Dominion Bank
172,000 5.523%,  7/17/2028 175,575
83,000 5.146%,  9/10/2034
d
81,188
Truist Financial Corporation
134,000 6.047%,  6/8/2027
d
136,078
94,000 5.125%,  12/15/2027
a,d,j
92,217
157,000 5.122%,  1/26/2034
d
152,864
86,000 5.711%,  1/24/2035
d
86,856
U.S. Bancorp
204,000 5.775%,  6/12/2029
d
209,262
52,000 5.836%,  6/12/2034
d
53,148
92,000 5.678%,  1/23/2035
d
92,902
UBS Group AG
28,000 4.875%,  2/12/2027
c,d,j
27,184
200,000 6.246%,  9/22/2029
c,d
207,983
164,000 3.091%,  5/14/2032
c,d
144,329
200,000 5.699%,  2/8/2035
c,d
202,844
200,000 5.379%,  9/6/2045
c,d
191,246
UniCredit SPA
36,000 5.861%,  6/19/2032
c,d
36,017
United Wholesale Mortgage, LLC
97,000 5.500%,  4/15/2029
c
94,045

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Financials  0.7% - continued
UnitedHealth Group, Inc.
$ 132,000 5.875%,  2/15/2053 $ 132,421
198,000 4.750%,  5/15/2052 169,874
UWM Holdings, LLC
39,000 6.625%,  2/1/2030
c
39,080
Vornado Realty, LP
26,000 3.400%,  6/1/2031
a
22,333
Wells Fargo & Company
28,000 3.900%,  3/15/2026
d,j
27,510
121,000 3.000%,  4/22/2026 118,703
168,000 3.000%,  10/23/2026 163,305
337,000 4.900%,  1/24/2028
d
337,149
199,000 3.526%,  3/24/2028
d
193,502
142,000 5.707%,  4/22/2028
d
144,344
294,000 2.393%,  6/2/2028
d
277,930
139,000 5.574%,  7/25/2029
d
141,619
109,000 5.389%,  4/24/2034
d
108,137
323,000 4.900%,  11/17/2045 282,910
XHR, LP
36,000 4.875%,  6/1/2029
c
34,207
20,000 6.625%,  5/15/2030
c
20,216
Total 36,321,991
Foreign Government  <0.1%
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
c
173,773
Saudi Arabian Oil Company
160,000 5.250%,  7/17/2034
c
158,234
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
c
82,359
Total 414,366
Mortgage-Backed Securities  2.7%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,815,297 2.000%,  1/1/2052 1,435,333
972,937 2.000%,  5/1/2051 769,295
3,181,998 2.500%,  5/1/2051 2,623,748
1,491,059 3.500%,  5/1/2052 1,325,326
2,142,650 4.000%,  5/1/2052 1,970,647
958,285 5.000%,  7/1/2053 931,292
441,571 5.500%,  7/1/2053 439,367
1,275,147 3.500%,  8/1/2052 1,135,881
1,073,687 5.000%,  8/1/2053 1,046,313
3,431,543 5.500%,  9/1/2053 3,427,251
1,040,534 3.500%,  9/1/2047 938,267
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
895,784 2.500%,  7/1/2030 853,682
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,193,294 3.000%,  12/1/2036 1,106,581
1,006,962 3.000%,  8/1/2038 941,463
1,551,166 3.500%,  5/1/2040 1,443,826
1,865,866 2.500%,  4/1/2042 1,596,399
475,715 2.000%,  5/1/2042 397,546
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,620,911 3.000%,  1/1/2052 3,108,353
645,330 2.000%,  2/1/2051 510,403
Principal
Amount Long-Term Fixed Income  8.4% Value
Mortgage-Backed Securities  2.7% - continued
$ 436,232 2.000%,  2/1/2051 $ 345,025
2,083,988 2.500%,  2/1/2051 1,721,632
2,439,491 2.500%,  2/1/2051 1,991,285
936,099 2.000%,  3/1/2051 729,407
7,326,031 2.000%,  3/1/2051 5,745,000
2,514,135 4.000%,  3/1/2051 2,326,434
400,601 2.000%,  3/1/2052 316,180
3,923,803 3.000%,  3/1/2052 3,346,873
4,869,565 2.000%,  4/1/2051 3,800,421
2,380,699 3.000%,  4/1/2051 2,043,023
2,456,142 3.000%,  5/1/2050 2,117,570
796,600 2.000%,  5/1/2051 626,448
2,184,071 3.000%,  5/1/2051 1,893,032
2,497,691 2.000%,  6/1/2050 1,964,841
1,456,840 3.000%,  6/1/2050 1,271,496
647,448 4.000%,  6/1/2052 593,273
747,638 5.000%,  6/1/2053 727,282
3,571,630 2.500%,  7/1/2051 2,970,042
959,612 3.500%,  7/1/2051 858,499
1,850,572 4.000%,  7/1/2052 1,695,734
1,231,431 3.500%,  8/1/2050 1,104,402
1,967,156 3.500%,  8/1/2052 1,744,058
3,740,902 4.500%,  8/1/2052 3,525,305
1,413,795 5.000%,  8/1/2053 1,375,301
3,126,902 6.000%,  8/1/2054 3,203,032
515,922 2.500%,  9/1/2051 426,331
574,373 3.500%,  9/1/2052 512,720
1,263,383 3.500%,  9/1/2052 1,127,572
1,152,673 5.000%,  9/1/2052 1,117,046
1,175,472 4.500%,  9/1/2053 1,111,997
1,923,775 4.500%,  9/1/2053 1,815,152
3,602,527 4.000%,  10/1/2052 3,301,467
761,062 2.000%,  11/1/2051 601,072
743,051 3.500%,  11/1/2052 665,204
3,208,753 2.000%,  12/1/2050 2,522,720
5,086,288 2.500%,  12/1/2051 4,189,816
2,204,481 4.500%,  12/1/2052 2,087,592
11,150,000 5.500%,  2/1/2041
g
11,011,217
6,775,000 5.000%,  2/1/2042
g
6,541,866
4,425,000 6.000%,  2/1/2042
g
4,455,065
1,236,385 3.500%,  12/1/2047 1,117,299
4,100,000 3.000%,  2/1/2048
g
3,486,382
8,100,000 3.500%,  2/1/2049
g
7,166,602
850,000 4.500%,  2/1/2049
g
799,863
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,109,319 2.500%,  3/1/2062 3,255,924
866,080 3.500%,  7/1/2061 752,681
1,855,695 4.000%,  12/1/2061 1,684,325
Total 133,786,481
Technology  0.2%
Accenture Capital, Inc.
170,000 4.500%,  10/4/2034 161,765
Adobe, Inc.
257,000 5.300%,  1/17/2035 259,879
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052
a
110,412
Amentum Holdings, Inc.
57,000 7.250%,  8/1/2032
c
57,786
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 270,854

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Technology  0.2% - continued
Apple, Inc.
$ 232,000 2.650%,  2/8/2051 $ 143,067
437,000 3.750%,  9/12/2047 343,787
Automatic Data Processing, Inc.
215,000 4.450%,  9/9/2034 205,393
Block, Inc.
40,000 3.500%,  6/1/2031 35,595
166,000 6.500%,  5/15/2032
c
169,670
Boost Newco Borrower, LLC
109,000 7.500%,  1/15/2031
c
114,110
Broadcom, Inc.
210,000 5.050%,  7/12/2027 211,872
76,000 3.469%,  4/15/2034
c
65,673
266,000 3.137%,  11/15/2035
c
216,203
220,000 3.187%,  11/15/2036
c
176,457
180,000 4.926%,  5/15/2037
c
170,139
Cadence Design Systems, Inc.
83,000 4.700%,  9/10/2034 79,651
Central Parent, Inc./CDK Global,
Inc.
38,000 7.250%,  6/15/2029
c
36,092
Cisco Systems, Inc.
69,000 5.300%,  2/26/2054 66,818
70,000 4.950%,  2/26/2031 70,383
Clarivate Science Holdings
Corporation
39,000 3.875%,  7/1/2028
c
36,746
Cloud Software Group, Inc.
231,000 6.500%,  3/31/2029
c
227,070
Consensus Cloud Solutions, Inc.
18,000 6.000%,  10/15/2026
c
17,872
CoreLogic, Inc.
22,000 4.500%,  5/1/2028
c
20,599
Dell International, LLC/EMC
Corporation
144,000 6.020%,  6/15/2026 145,989
Dell, Inc.
124,000 6.500%,  4/15/2038 129,172
Diebold Nixdorf, Inc.
99,000 7.750%,  3/31/2030
c
102,483
Fiserv, Inc.
66,000 2.250%,  6/1/2027 62,495
137,000 2.650%,  6/1/2030 121,600
136,000 5.350%,  3/15/2031 137,850
116,000 5.600%,  3/2/2033 117,526
160,000 5.150%,  8/12/2034 156,502
Gen Digital, Inc.
3,000 6.750%,  9/30/2027
c
3,050
44,000 7.125%,  9/30/2030
a,c
45,269
Global Payments, Inc.
142,000 5.950%,  8/15/2052 137,479
198,000 5.300%,  8/15/2029 198,804
Hewlett Packard Enterprise
Company
240,000 4.400%,  9/25/2027 238,056
137,000 4.850%,  10/15/2031 135,389
II-VI, Inc.
32,000 5.000%,  12/15/2029
c
30,796
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
c
73,612
101,000 4.875%,  9/15/2029
c
96,823
90,000 5.250%,  7/15/2030
c
86,556
96,000 4.500%,  2/15/2031
c
88,338
Principal
Amount Long-Term Fixed Income  8.4% Value
Technology  0.2% - continued
KLA Corporation
$ 199,000 3.300%,  3/1/2050 $ 137,627
Marvell Technology, Inc.
33,000 5.950%,  9/15/2033 34,055
Mastercard, Inc.
160,000 3.950%,  2/26/2048 128,588
Microchip Technology, Inc.
28,000 5.050%,  3/15/2029 27,953
Microsoft Corporation
95,000 3.041%,  3/17/2062 59,983
228,000 2.500%,  9/15/2050 137,744
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
c
31,597
NCR Voyix Corporation
55,000 5.000%,  10/1/2028
c
53,006
30,000 5.125%,  4/15/2029
c
28,613
Neptune Bidco US, Inc.
147,000 9.290%,  4/15/2029
c
125,314
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 76,357
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 81,662
180,000 3.250%,  5/11/2041 131,300
Open Text Corporation
72,000 3.875%,  12/1/2029
c
66,020
Open Text Holdings, Inc.
105,000 4.125%,  2/15/2030
c
96,280
Oracle Corporation
132,000 6.900%,  11/9/2052 146,425
250,000 4.800%,  8/3/2028 250,152
161,000 6.150%,  11/9/2029 168,781
130,000 5.250%,  2/3/2032 129,702
87,000 4.700%,  9/27/2034 82,099
250,000 3.850%,  7/15/2036 213,482
380,000 4.000%,  7/15/2046 291,585
PayPal Holdings, Inc.
124,000 5.500%,  6/1/2054 120,479
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
c
18,075
RingCentral, Inc.
102,000 8.500%,  8/15/2030
c
108,285
Rocket Software, Inc.
44,000 9.000%,  11/28/2028
c
45,576
Roper Technologies, Inc.
173,000 1.750%,  2/15/2031 142,781
Seagate HDD Cayman
73,685 9.625%,  12/1/2032 83,762
Sensata Technologies, Inc.
66,000 4.375%,  2/15/2030
c
61,119
21,000 3.750%,  2/15/2031
c
18,532
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
c
29,675
10,000 6.750%,  8/15/2032
c
10,268
SS&C Technologies, Inc.
65,000 5.500%,  9/30/2027
c
64,831
20,000 6.500%,  6/1/2032
c
20,327
Texas Instruments, Inc.
133,000 5.050%,  5/18/2063 119,357
UKG, Inc.
35,000 6.875%,  2/1/2031
c
35,734

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Technology  0.2% - continued
Verisk Analytics, Inc.
$ 109,000 5.250%,  6/5/2034 $ 107,806
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
c
60,045
Visa, Inc.
225,000 2.700%,  4/15/2040 164,186
VMware, LLC
121,000 4.650%,  5/15/2027 120,723
180,000 2.200%,  8/15/2031 150,141
Xerox Holdings Corporation
9,000 5.000%,  8/15/2025
c
8,959
145,000 5.500%,  8/15/2028
c
123,622
Total 9,488,290
Transportation  <0.1%
Air Canada
82,000 3.875%,  8/15/2026
c
79,928
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
121,667 5.500%,  4/20/2026
c
121,597
54,534 5.750%,  4/20/2029
c
54,401
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
43,000 5.375%,  3/1/2029
a,c
41,005
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 124,079
140,000 5.750%,  5/1/2040 144,498
100,000 4.450%,  3/15/2043 87,285
Canadian Pacific Railway
Company
132,000 4.700%,  5/1/2048 114,976
CSX Corporation
170,000 3.800%,  4/15/2050 128,561
DCLI Bidco, LLC
36,000 7.750%,  11/15/2029
c
37,020
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
284,000 4.750%,  10/20/2028
c
282,213
ERAC USA Finance, LLC
132,000 5.400%,  5/1/2053
c
125,514
JetBlue Airways Corporation/
JetBlue Loyalty, LP
71,000 9.875%,  9/20/2031
c
75,058
Mileage Plus Holdings, LLC
166,000 6.500%,  6/20/2027
c
167,465
OneSky Flight, LLC
98,000 8.875%,  12/15/2029
c
100,392
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 5.750%,  5/24/2026
c
149,544
Rand Parent, LLC
100,000 8.500%,  2/15/2030
a,c
103,699
RXO, Inc.
80,000 7.500%,  11/15/2027
c
82,000
Stena International SA
58,000 7.250%,  1/15/2031
c
59,263
Union Pacific Corporation
265,000 2.973%,  9/16/2062 153,113
United Airlines, Inc.
74,000 4.375%,  4/15/2026
c
72,930
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
c
20,008
Principal
Amount Long-Term Fixed Income  8.4% Value
Transportation  <0.1% - continued
$ 43,000 6.375%,  2/1/2030
a,c
$ 39,406
Total 2,363,955
U.S. Government & Agencies  2.8%
U.S. Treasury Bonds
1,066,000 3.625%,  5/15/2053 867,124
300,000 1.625%,  11/15/2050 156,609
1,500,000 4.750%,  11/15/2053 1,482,422
1,510,000 5.250%,  11/15/2028 1,559,547
1,175,000 4.375%,  5/15/2040 1,127,771
6,780,000 3.000%,  5/15/2042 5,333,159
12,618,000 2.500%,  5/15/2046 8,627,065
10,050,000 2.875%,  5/15/2049 7,141,781
U.S. Treasury Notes
17,550,000 2.875%,  5/31/2025 17,465,129
250,000 0.250%,  8/31/2025 244,289
1,600,000 4.250%,  12/31/2025 1,599,863
5,715,000 2.625%,  1/31/2026 5,624,754
3,990,000 0.500%,  2/28/2026 3,834,608
20,870,000 2.500%,  2/28/2026 20,491,935
2,100,000 4.625%,  2/28/2026 2,107,842
4,800,000 4.500%,  3/31/2026 4,813,500
4,700,000 4.375%,  7/31/2026 4,710,465
5,100,000 3.500%,  9/30/2026 5,042,625
272,000 4.625%,  10/15/2026 273,764
5,000,000 0.500%,  4/30/2027 4,607,422
4,485,000 2.250%,  11/15/2027 4,253,392
5,600,000 3.875%,  12/31/2027 5,546,188
5,100,000 3.500%,  1/31/2028 4,995,410
3,000,000 3.625%,  3/31/2028 2,944,922
7,300,000 2.875%,  5/15/2028 6,991,461
1,600,000 3.750%,  12/31/2028 1,568,125
5,100,000 3.500%,  9/30/2029 4,922,496
4,680,000 1.375%,  11/15/2031 3,844,181
1,175,000 4.125%,  11/15/2032 1,149,067
3,200,000 4.500%,  11/15/2033 3,195,625
Total 136,522,541
Utilities  0.2%
AES Corporation
265,000 3.950%,  7/15/2030
c
245,149
Algonquin Power & Utilities
Corporation
92,000 4.750%,  1/18/2082
d
87,799
Alpha Generation, LLC
34,000 6.750%,  10/15/2032
c
34,378
American Water Capital
Corporation
135,000 5.450%,  3/1/2054 127,867
Appalachian Power Company
92,000 3.300%,  6/1/2027 89,056
Atmos Energy Corporation
82,000 5.000%,  12/15/2054 73,269
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 133,570
Calpine Corporation
115,000 4.500%,  2/15/2028
c
111,576
CenterPoint Energy, Inc.
73,000 4.250%,  11/1/2028 70,882
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 95,442

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.4% Value
Utilities  0.2% - continued
Consolidated Edison Company of
New York, Inc.
$ 63,000 4.500%,  12/1/2045 $ 53,492
175,000 4.125%,  5/15/2049 137,255
Constellation Energy Generation,
LLC
67,000 6.125%,  1/15/2034 69,656
Consumers Energy Company
221,000 4.350%,  4/15/2049 184,044
Dominion Energy, Inc.
18,000 6.875%,  2/1/2055
d
18,764
18,000 7.000%,  6/1/2054
d
19,039
DTE Electric Company
95,000 3.700%,  3/15/2045 72,967
135,000 3.700%,  6/1/2046 102,549
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 185,847
Duke Energy Corporation
26,000 6.450%,  9/1/2054
d
26,080
214,000 5.450%,  6/15/2034 213,262
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 126,988
Edison International
33,000 7.875%,  6/15/2054
a,d
30,798
Enel Finance International NV
200,000 5.125%,  6/26/2029
c
200,126
Entergy Louisiana, LLC
123,000 5.800%,  3/15/2055 121,602
Essential Utilities, Inc.
140,000 4.800%,  8/15/2027 140,010
Eversource Energy
166,000 4.750%,  5/15/2026 165,926
Exelon Corporation
190,000 4.700%,  4/15/2050 160,047
376,000 4.450%,  4/15/2046 312,298
FirstEnergy Corporation
165,000 4.850%,  7/15/2047 140,271
Georgia Power Company
113,000 4.950%,  5/17/2033 110,542
68,000 5.250%,  3/15/2034 67,678
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 77,530
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
c
127,788
Lightning Power, LLC
110,000 7.250%,  8/15/2032
c
113,615
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 155,614
National Rural Utilities Cooperative
Finance Corporation
83,000 3.700%,  3/15/2029 79,494
NextEra Energy Capital Holdings,
Inc.
166,000 5.900%,  3/15/2055 165,118
111,000 5.300%,  3/15/2032 110,788
NextEra Energy Operating
Partners, LP
130,000 3.875%,  10/15/2026
c
124,486
NiSource, Inc.
18,000 6.375%,  3/31/2055
d
17,859
245,000 5.650%,  2/1/2045 239,713
Principal
Amount Long-Term Fixed Income  8.4% Value
Utilities  0.2% - continued
NRG Energy, Inc.
$ 28,000 3.375%,  2/15/2029
c
$ 25,613
35,000 5.250%,  6/15/2029
c
34,096
32,000 6.000%,  2/1/2033
c
31,265
32,000 6.250%,  11/1/2034
c
31,531
Pacific Gas and Electric Company
135,000 3.300%,  12/1/2027 127,630
137,000 5.550%,  5/15/2029 136,542
114,000 4.550%,  7/1/2030 107,906
135,000 6.950%,  3/15/2034 143,521
70,000 5.800%,  5/15/2034 69,453
PG&E Corporation
44,000 7.375%,  3/15/2055
d
42,750
60,000 5.000%,  7/1/2028 57,814
PPL Capital Funding, Inc.
174,000 5.250%,  9/1/2034 170,929
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 108,534
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 141,769
Public Service Enterprise Group,
Inc.
133,000 5.875%,  10/15/2028 137,427
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 259,244
Southern California Edison
Company
77,000 5.450%,  3/1/2035 74,615
Southern Company
265,000 5.113%,  8/1/2027 266,647
210,000 4.850%,  3/15/2035 199,545
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 127,609
Southwestern Electric Power
Company
105,000 3.900%,  4/1/2045 78,820
Talen Energy Supply, LLC
64,000 8.625%,  6/1/2030
c
68,269
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
c
120,450
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 44,736
191,000 4.600%,  12/1/2048 160,961
Vistra Corporation
36,000 8.000%,  10/15/2026
c,d,j
36,910
90,000 7.000%,  12/15/2026
c,d,j
90,301
Vistra Operations Company, LLC
181,000 5.000%,  7/31/2027
c
178,433
Xcel Energy, Inc.
103,000 4.600%,  6/1/2032 98,227
Total 8,111,781
Total Long-Term Fixed Income
(cost $435,933,879) 411,594,391
Shares Private Equity Funds 1.1% Value
Secondary  1.1%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,l
9,799,188
1 ASF IX, LP
*,b,l
3,727,860

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Private Equity Funds 1.1% Value
Secondary  1.1% - continued
1 ASF VIII Sidecar (Cayman), LP
*,b,l
$ 3,168,466
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,l
5,075,665
1 LCP X (Offshore), LP
*,b,l
21,383,982
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,l
13,621,664
Total 56,776,825
Total Private Equity Funds
(cost $45,448,890) 56,776,825
Shares
Collateral Held for Securities
Loaned 0.1% Value
4,741,119 Thrivent Cash Management Trust 4,741,119
Total Collateral Held for
Securities Loaned
(cost $4,741,119) 4,741,119
Shares or
Principal
Amount Short-Term Investments 15.0% Value
Federal Home Loan Bank Discount
Notes
35,900,000 4.288%, 2/5/2025
m,n
35,879,033
5,100,000 4.236%, 2/10/2025
m,n
5,094,043
1,500,000 4.420%, 2/12/2025
m,n
1,497,898
12,900,000 4.395%, 2/14/2025
m,n
12,878,905
400,000 4.430%, 2/19/2025
m,n
399,112
2,900,000 4.230%, 2/26/2025
m,n
2,891,193
26,200,000 4.235%, 3/7/2025
m,n
26,093,017
4,900,000 4.224%, 3/19/2025
m,n
4,873,132
900,000 4.215%, 5/2/2025
m,n
890,502
Federal Home Loan Mortgage
Corporation Discount Notes
2,000,000 4.235%, 2/6/2025
m,n
1,998,598
5,000,000 4.235%, 2/18/2025
m
4,989,488
Federal National Mortgage
Association Discount Notes
600,000 4.195%, 4/9/2025
m,n
595,240
100,000 4.195%, 4/10/2025
m,n
99,195
400,000 4.175%, 4/24/2025
m,n
396,127
Thrivent Core Short-Term Reserve
Fund
55,138,107 4.630% 551,381,073
U.S. Treasury Bills
25,000,000 4.260%, 2/6/2025
m
24,991,229
5,000,000 4.253%, 2/11/2025
m
4,995,283
39,000,000 4.245%, 2/18/2025
m
38,930,978
430,000 4.397%, 2/20/2025
m,o
429,137
410,000 4.255%, 2/25/2025
m,o
408,935
10,110,000 4.236%, 3/11/2025
m,o
10,067,235
270,000 4.176%, 3/18/2025
m
268,637
300,000 4.216%, 3/20/2025
m
298,416
10,000,000 4.213%, 4/24/2025
m
9,907,044
Total Short-Term Investments
(cost $740,110,302) 740,253,450
Total Investments (cost
$3,965,598,420) 100.7% $4,956,895,002
Other Assets and Liabilities, Net
(0.7%) (34,674,889)
Total Net Assets 100.0% $4,922,220,113
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $59,055,368 or
1.2% of total net assets.
d Denotes variable rate securities. The rate shown is as
of January 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2025.
f All or a portion of the security is insured or guaranteed.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 31, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of January 31,
2025 was $56,795,950 or 1.15% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of January
31, 2025.

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 7,546,000
ASF IX, LP  3/18/2024 2,732,043
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,738,511
Credit Suisse Group AG  9/5/2018 225,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 3,780,000
LCP X (Offshore), LP  10/25/2023 17,082,336
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 11,570,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of January 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 1,968,689
Common Stock 2,637,372
Total lending $4,606,061
Gross amount payable upon return of
collateral for securities loaned $4,741,119
Net amounts due to counterparty $135,058
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 2,023,408,361 2,023,408,361 – –
U.S. Unaffiliated 27,988,642 27,988,642 – –
Common Stock
Communications Services 85,152,482 85,152,482 – –
Consumer Discretionary 152,892,238 152,389,245 502,993 –
Consumer Staples 51,487,167 51,487,167 – –
Energy 51,322,122 51,322,122 – –
Financials 213,094,852 213,094,852 – –
Health Care 163,207,517 163,207,517 – –
Industrials 181,652,838 178,898,696 2,754,142 –
Information Technology 295,979,309 292,906,322 3,072,987 –
Materials 47,516,473 46,713,337 803,136 –
Real Estate 47,398,516 47,398,516 – –
Utilities 38,374,673 38,374,673 – –
Long-Term Fixed Income
Asset-Backed Securities 8,479,825 – 8,479,825 –
Basic Materials 3,092,805 – 3,092,805 –
Capital Goods 7,447,224 – 7,447,224 –
Collateralized Mortgage Obligations 15,044,956 – 15,044,956 –
Commercial Mortgage-Backed Securities 3,665,168 – 3,665,168 –
Communications Services 11,101,422 – 11,101,422 –
Consumer Cyclical 12,811,823 – 12,811,823 –
Consumer Non-Cyclical 12,936,966 – 12,936,966 –
Energy 10,004,797 – 10,004,797 –
Financials 36,321,991 – 36,321,991 –
Foreign Government 414,366 – 414,366 –
Mortgage-Backed Securities 133,786,481 – 133,786,481 –
Technology 9,488,290 – 9,488,290 –
Transportation 2,363,955 – 2,363,955 –
U.S. Government & Agencies 136,522,541 – 136,522,541 –
Utilities 8,111,781 – 8,111,781 –
Private Equity Funds
Secondary 56,776,825 – – 56,776,825
Short-Term Investments 188,872,377 – 188,872,377 –
Subtotal Investments in Securities $4,036,718,783 $3,372,341,932 $607,600,026 $56,776,825
Other Investments  * Total
Affiliated Short-Term Investments 551,381,073
U.S. Affiliated Registered Investment Cos. 364,054,027
Collateral Held for Securities Loaned 4,741,119
Subtotal Other Investments $920,176,219
Total Investments at Value $4,956,895,002
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,759,803 9,759,803 – –
Total Asset Derivatives $9,759,803 $9,759,803 $– $–
Liability Derivatives
Futures Contracts 12,097,566 9,942,279 2,155,287 –
Total Return Swaps 1,562,099 – 1,562,099 –
Total Liability Derivatives $13,659,665 $9,942,279 $3,717,386 $–

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Aggressive Allocation Fund as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
% Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
0
Investments in Securities
Beginning
Value
10/31/2024
Realized
Gain/
(Loss)%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
1/31/2025
Long-Term Fixed Income
Collateralized
Mortgage Obligations   $864,563 $-  $6,112  $-  $-  $-   ($870,675) $-
Private Equity Funds
 Secondary $42,754,861 $-  ($3,211,640) $17,233,604 $-  $-  $- $56,776,825
Total  $43,619,424 $-   ($3,205,528)  $17,233,604 $-  $- ($870,675) $56,776,825
 Investments in Securities
Ending Value  1/31/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $56,776,825
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $56,776,825

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of January 31, 2025. Investments and/or cash totaling $38,708,518 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 298 March 2025 $ 32,729,525 ( $ 294,087)
CBOT 2-Yr. U.S. Treasury Note 559 March 2025 114,862,862 81,513
CBOT 5-Yr. U.S. Treasury Note 545 March 2025 58,188,064 (205,171)
CBOT U.S. Long Bond 190 March 2025 22,131,065 (488,878)
CME E-mini Russell 2000 Index 10 March 2025 1,186,192 (38,492)
CME E-mini S&P 500 Index 2,417 March 2025 740,695,146 (7,467,984)
CME E-mini S&P Mid-Cap 400 Index 1 March 2025 331,722 (6,722)
CME Ultra Long Term U.S. Treasury Bond 205 March 2025 25,165,626 (879,532)
ICE mini MSCI EAFE Index 330 March 2025 38,781,785 331,465
ICE US mini MSCI Emerging Markets Index 266 March 2025 14,836,454 (334,134)
Ultra 10-Yr. U.S. Treasury Note 149 March 2025 16,822,154 (227,279)
Total Futures Long Contracts $ 1,065,730,595 ( $ 9,529,301)
CME E-mini Russell 2000 Index (1,143) March 2025 ( $ 133,496,706) $ 2,314,596
CME E-mini S&P Mid-Cap 400 Index (820) March 2025 (272,817,431) 6,317,431
CME Euro Foreign Exchange Currency (325) March 2025 (42,952,610) 714,798
Eurex Euro STOXX 50 Index (777) March 2025 (40,332,051) (2,155,287)
Total Futures Short Contracts ( $ 489,598,798) $7,191,538
Total Futures Contracts $ 576,131,797 ($2,337,763)
The following table presents Moderately Aggressive Allocation Fund's total return swap contracts held as of January 31, 2025. Investments totaling $1,648,302 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 12,499,636 ( $ 1,562,099) $ – ( $ 1,562,099)
Total Return Swaps ( $ 1,562,099) $ – ($1,562,099)
# Payment made on Termination Date

Moderately Aggressive Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $34,381 $566 $843 $34,150 4,149 0.7%
Core Emerging Markets Equity 73,130 2,280 – 72,301 7,700 1.5
Core International Equity 121,163 17,504 – 137,192 12,834 2.8
Core Low Volatility Equity 3,474 269 – 3,576 311 0.1
Core Mid Cap Value 63,770 5,763 – 66,028 5,932 1.3
Core Small Cap Value 49,357 5,782 1,400 50,807 4,636 1.0
Global Stock, Class S 226,130 25,742 – 236,249 8,456 4.8
High Yield, Class S 25,446 404 95 25,876 6,088 0.5
Income, Class S 73,122 817 485 72,732 9,001 1.5
International Allocation, Class S 293,763 8,508 – 298,304 27,723 6.1
Large Cap Growth, Class S 508,359 30,918 – 546,620 24,534 11.1
Large Cap Value, Class S 423,212 35,008 – 439,595 14,465 8.9
Limited Maturity Bond, Class S 41,561 421 228 41,821 3,373 0.8
Mid Cap Stock, Class S 268,198 10,983 10 279,831 7,458 5.7
Small Cap Stock, Class S 80,371 1,483 – 82,381 2,514 1.7
Total U.S. Affiliated Registered Investment
Companies 2,285,437 2,387,463 48.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% 698,970 144,396 291,984 551,381 55,138 11.2
Total Affiliated Short-Term Investments 698,970 551,381 11.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,793 64,593 66,645 4,741 4,741 0.1
Total Collateral Held for Securities Loaned 6,793 4,741 0.1
Total Value $2,991,200 $2,943,585
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($178) $224 $– $565
Core Emerging Markets Equity – (3,109) – 2,280
Core International Equity – (1,475) – 4,479
Core Low Volatility Equity Fund – (167) 129 140
Core Mid Cap Value – (3,505) 4,532 1,231
Core Small Cap Value 262 (3,194) 4,957 824
Global Stock, Class S – (15,623) 21,459 4,283
High Yield, Class S (13) 134 – 404
Income, Class S (121) (601) – 822
International Allocation, Class S – (3,967) – 8,507
Large Cap Growth, Class S – 7,343 30,355 563
Large Cap Value, Class S – (18,625) 28,373 6,635
Limited Maturity Bond, Class S (6) 73 – 421
Mid Cap Stock, Class S (0) 660 9,595 1,389
Small Cap Stock, Class S – 527 1,059 425
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% 4 (5) – 8,371
Total Income/Non Cash Income from Affiliated Investments $41,339
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total ($52) ($41,310) $100,459

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   40.9% Value
U.S. Affiliated   40.4%
3,780,388 Thrivent Core Emerging Markets
Debt Fund $ 31,112,590
934,971 Thrivent Core Emerging Markets
Equity Fund 8,779,375
1,539,890 Thrivent Core International Equity
Fund 16,461,425
62,017 Thrivent Core Low Volatility Equity
Fund 713,812
682,677 Thrivent Core Mid Cap Value Fund 7,598,199
162,268 Thrivent Core Small Cap Value
Fund 1,778,453
85,853 Thrivent Global Stock Fund, Class
S 2,398,746
5,552,558 Thrivent High Yield Fund, Class S 23,598,371
8,236,359 Thrivent Income Fund, Class S 66,549,780
2,420,399 Thrivent International Allocation
Fund, Class S 26,043,493
3,434,435 Thrivent Large Cap Growth Fund,
Class S 76,519,212
3,867,306 Thrivent Large Cap Value Fund,
Class S 117,527,415
3,078,506 Thrivent Limited Maturity Bond
Fund, Class S 38,173,479
723,136 Thrivent Mid Cap Stock Fund,
Class S 27,132,046
270,156 Thrivent Small Cap Stock Fund,
Class S 8,853,019
Total 453,239,415
U.S. Unaffiliated   0.5%
1,789 Invesco QQQ Trust Series 1 934,377
17,500 Invesco Senior Loan ETF 368,375
2,500 iShares Broad USD High Yield
Corporate Bond ETF
a
93,225
1,070 iShares U.S. Regional Banks ETF 56,860
5,485 SPDR S&P 500 ETF Trust 3,300,983
714 SPDR S&P Biotech ETF 66,166
182 SPDR S&P Oil & Gas Exploration
ETF 24,417
479 SPDR S&P Regional Banking ETF 30,733
945 SPDR S&P Software & Services
ETF 183,670
Total 5,058,806
Total Registered Investment
Companies (cost $334,073,503) 458,298,221
Principal
Amount Long-Term Fixed Income 33.6% Value
Asset-Backed Securities  0.8%
Access Group, Inc.
$ 22,392
4.966%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,c
22,311
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b
451,782
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
b
309,898
CarVal CLO I, Ltd.
400,000
6.158%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
b,c
400,983
Principal
Amount Long-Term Fixed Income  33.6% Value
Asset-Backed Securities  0.8% - continued
CMFT Net Lease Master Issuer,
LLC
$ 311,254
2.090%,  7/20/2051, Ser.
2021-1, Class A1
b
$ 278,107
Commonbond Student Loan Trust
16,780
4.925%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,c
16,567
Foundation Finance Trust
117,188
1.270%,  5/15/2041, Ser.
2021-1A, Class A
b
108,810
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
b
542,318
GSAA Home Equity Trust
886,348
4.300%,  8/25/2034, Ser.
2004-10, Class M2
c
809,204
Home Partners of America Trust
576,244
2.302%,  12/17/2026, Ser.
2021-2, Class B
b
544,013
459,476
2.078%,  9/17/2041, Ser.
2021-1, Class C
b
393,113
Hotwire Funding, LLC
475,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
b
481,127
HTAP
336,425
7.000%,  4/25/2037, Ser.
2024-1, Class A
b
334,228
HTAP Issuer Trust
360,687
6.500%,  4/25/2042, Ser.
2024-2, Class A
b
354,579
Laurel Road Prime Student Loan
Trust
143,962
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,c
134,808
MFA Trust
341,289
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
342,501
National Collegiate Trust
69,260
5.065%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,c
67,746
Oak Street Investment
367,265
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
b
355,658
Sunnova Hestia II Issuer, LLC
334,786
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
b,e
340,078
Unlock HEA Trust
318,287
7.000%,  4/25/2039, Ser.
2024-1, Class A
b
314,631
416,860
6.500%,  10/25/2039, Ser.
2024-2, Class A
b
405,312
Vericrest Opportunity Loan
Transferee
59,950
5.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
b
59,941
209,262
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
b,d
207,278
62,154
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
b,d
62,186
252,271
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
b,d
241,023

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Asset-Backed Securities  0.8% - continued
Wind River CLO, Ltd.
$ 275,000
6.555%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,c
$ 275,491
Zayo Issuer, LLC
550,000
5.648%,  3/20/2055, Ser.
2025-1A, Class A2
b,f
550,000
Total 8,403,693
Basic Materials  0.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
59,000 8.625%,  6/15/2029
b
62,308
ATI, Inc.
69,000 7.250%,  8/15/2030 71,490
Avient Corporation
60,000 6.250%,  11/1/2031
b
59,882
Cascades, Inc./Cascades USA,
Inc.
90,000 5.125%,  1/15/2026
b
89,221
Cerdia Finanz GmbH
68,000 9.375%,  10/3/2031
b
71,012
Chemours Company
95,000 5.750%,  11/15/2028
b
90,130
Cleveland-Cliffs, Inc.
38,000 5.875%,  6/1/2027 38,050
80,000 4.625%,  3/1/2029
b
74,551
46,000 6.875%,  11/1/2029
b
46,142
75,000 4.875%,  3/1/2031
b
67,930
27,000 7.375%,  5/1/2033
b
26,851
35,000 6.250%,  10/1/2040 30,093
Consolidated Energy Finance SA
207,000 5.625%,  10/15/2028
b
184,230
Eastman Chemical Company
83,000 5.000%,  8/1/2029 82,863
First Quantum Minerals, Ltd.
43,000 6.875%,  10/15/2027
b
42,936
FMC Corporation
135,000 5.150%,  5/18/2026 135,502
FMG Resources August 2006, Pty.
Ltd.
21,000 4.500%,  9/15/2027
b
20,468
35,000 5.875%,  4/15/2030
b
34,602
36,000 6.125%,  4/15/2032
b
35,764
Glencore Funding, LLC
193,000 4.000%,  3/27/2027
b
189,865
Hecla Mining Company
55,000 7.250%,  2/15/2028 55,773
Hudbay Minerals, Inc.
58,000 4.500%,  4/1/2026
b
57,361
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
41,000 9.000%,  7/1/2028
b
41,365
INEOS Finance plc
104,000 7.500%,  4/15/2029
b
106,056
International Flavors & Fragrances,
Inc.
143,000 1.230%,  10/1/2025
b
139,522
Magnera Corporation
88,000 7.250%,  11/15/2031
b
86,790
Mercer International, Inc.
41,000 5.125%,  2/1/2029 36,369
Principal
Amount Long-Term Fixed Income  33.6% Value
Basic Materials  0.3% - continued
Methanex Corporation
$ 52,000 5.125%,  10/15/2027 $ 51,185
35,000 5.250%,  12/15/2029 34,083
Methanex US Operations, Inc.
36,000 6.250%,  3/15/2032
b
35,931
Mineral Resources, Ltd.
56,000 9.250%,  10/1/2028
b
59,228
24,000 8.500%,  5/1/2030
b
24,830
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 50,036
Novelis Corporation
15,000 3.250%,  11/15/2026
b
14,494
36,000 4.750%,  1/30/2030
b
33,825
45,000 3.875%,  8/15/2031
b
39,419
SCIL IV, LLC/SCIL USA Holdings,
LLC
72,000 5.375%,  11/1/2026
b
71,433
Sherwin-Williams Company
89,000 4.800%,  9/1/2031 87,849
Smurfit Kappa Treasury, ULC
133,000 5.777%,  4/3/2054
b
130,878
SNF Group SACA
105,000 3.375%,  3/15/2030
b
92,446
SunCoke Energy, Inc.
100,000 4.875%,  6/30/2029
b
92,197
Taseko Mines, Ltd.
72,000 8.250%,  5/1/2030
b
73,705
Tronox, Inc.
36,000 4.625%,  3/15/2029
b
32,603
WR Grace Holdings, LLC
27,000 4.875%,  6/15/2027
b
26,393
Total 2,927,661
Capital Goods  0.6%
Advanced Drainage Systems, Inc.
71,000 6.375%,  6/15/2030
b
71,660
AECOM
35,000 5.125%,  3/15/2027 34,804
Amsted Industries, Inc.
75,000 5.625%,  7/1/2027
b
74,496
15,000 4.625%,  5/15/2030
b
14,091
BAE Systems plc
200,000 5.250%,  3/26/2031
b
201,165
Ball Corporation
43,000 3.125%,  9/15/2031 36,954
Boeing Company
303,000 5.930%,  5/1/2060 282,815
156,000 5.040%,  5/1/2027 155,940
81,000 6.259%,  5/1/2027 83,092
90,000 6.388%,  5/1/2031 94,698
325,000 5.705%,  5/1/2040 311,685
Bombardier, Inc.
85,000 6.000%,  2/15/2028
b
84,827
41,000 7.250%,  7/1/2031
b
42,336
100,000 7.000%,  6/1/2032
a,b
101,971
Brundage-Bone Concrete
Pumping Holdings, Inc.
43,000 7.500%,  2/1/2032
b
43,536
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
b
67,031
Camelot Return Merger Sub, Inc.
52,000 8.750%,  8/1/2028
b
51,075

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Capital Goods  0.6% - continued
Canpack SA/Canpack US, LLC
$ 112,000 3.875%,  11/15/2029
b
$ 101,187
Carrier Global Corporation
154,000 2.700%,  2/15/2031 134,733
Chart Industries, Inc.
103,000 7.500%,  1/1/2030
b
107,607
Clean Harbors, Inc.
70,000 6.375%,  2/1/2031
b
71,008
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
b
14,136
67,000 6.875%,  1/15/2030
b
68,065
Cornerstone Building Brands, Inc.
18,000 9.500%,  8/15/2029
b
17,966
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 51,691
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
108,000 6.625%,  12/15/2030
b
109,240
ESAB Corporation
67,000 6.250%,  4/15/2029
b
67,902
GFL Environmental, Inc.
37,000 3.750%,  8/1/2025
b
36,765
72,000 4.000%,  8/1/2028
b
68,549
145,000 3.500%,  9/1/2028
b
136,683
H&E Equipment Services, Inc.
118,000 3.875%,  12/15/2028
b
117,787
Herc Holdings, Inc.
22,000 5.500%,  7/15/2027
b
21,916
57,000 6.625%,  6/15/2029
b
58,256
Ingersoll Rand, Inc.
138,000 5.176%,  6/15/2029 139,300
34,000 5.700%,  8/14/2033 34,790
John Deere Capital Corporation
169,000 4.400%,  9/8/2031 164,230
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 109,957
40,000 6.150%,  9/1/2036 43,188
Martin Marietta Materials, Inc.
68,000 5.150%,  12/1/2034 66,678
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
22,000 6.750%,  4/1/2032
b
22,265
MIWD Holdco II, LLC
25,000 5.500%,  2/1/2030
b
23,798
Mueller Water Products, Inc.
58,000 4.000%,  6/15/2029
b
54,151
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
b
103,968
New Enterprise Stone and Lime
Company, Inc.
117,000 5.250%,  7/15/2028
b
114,219
Nordson Corporation
134,000 5.600%,  9/15/2028 137,253
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 234,916
OI European Group BV
75,000 4.750%,  2/15/2030
b
68,151
Owens-Brockway Glass Container,
Inc.
55,000 6.625%,  5/13/2027
b
55,181
28,000 7.375%,  6/1/2032
b
26,893
Principal
Amount Long-Term Fixed Income  33.6% Value
Capital Goods  0.6% - continued
Quikrete Holdings, Inc.
$ 138,000 6.375%,  3/1/2032
b,f
$ 138,344
35,000 6.750%,  3/1/2033
b,f
35,087
Regal Rexnord Corporation
170,000 6.050%,  2/15/2026 171,443
Resideo Funding, Inc.
72,000 6.500%,  7/15/2032
b
72,653
Reworld Holding Corporation
44,000 4.875%,  12/1/2029
b
40,976
Roller Bearing Company of
America, Inc.
78,000 4.375%,  10/15/2029
b
73,369
RTX Corporation
44,000 6.400%,  3/15/2054 47,756
110,000 4.125%,  11/16/2028 107,620
200,000 4.450%,  11/16/2038 178,735
177,000 4.500%,  6/1/2042 153,880
Sealed Air Corporation/Sealed Air
Corporation (US)
55,000 6.125%,  2/1/2028
b
55,499
Smyrna Ready Mix Concrete, LLC
97,000 8.875%,  11/15/2031
b
103,407
Sonoco Products Company
123,000 4.600%,  9/1/2029 120,289
Spirit AeroSystems, Inc.
36,000 3.850%,  6/15/2026 35,373
47,000 4.600%,  6/15/2028 45,311
21,000 9.750%,  11/15/2030
b
23,233
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
b
24,785
Standard Building Solutions, Inc.
39,000 6.500%,  8/15/2032
b
39,387
Standard Industries, Inc./NY
35,000 4.750%,  1/15/2028
b
34,052
35,000 3.375%,  1/15/2031
b
30,639
Textron, Inc.
197,000 3.375%,  3/1/2028 188,159
TopBuild Corporation
24,000 4.125%,  2/15/2032
b
21,469
Trane Technologies Financing, Ltd.
82,000 5.100%,  6/13/2034 81,367
TransDigm, Inc.
63,000 6.750%,  8/15/2028
b
64,116
117,000 7.125%,  12/1/2031
b
120,817
100,000 6.625%,  3/1/2032
b
101,707
90,000 6.000%,  1/15/2033
b
88,809
Trivium Packaging Finance
53,000 5.500%,  8/15/2026
b
52,735
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 118,340
90,000 4.000%,  7/15/2030 83,319
Veralto Corporation
136,000 5.350%,  9/18/2028 138,223
Waste Pro USA, Inc.
79,000 7.000%,  2/1/2033
b
79,879
WESCO Distribution, Inc.
34,000 7.250%,  6/15/2028
b
34,645
36,000 6.375%,  3/15/2029
b
36,674
25,000 6.625%,  3/15/2032
b
25,560
Total 7,102,262

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Collateralized Mortgage Obligations  1.4%
A&D Mortgage Trust
$ 345,714
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
b,d
$ 348,791
Alternative Loan Trust
115,282
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 59,539
BINOM Securitization Trust
207,426
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,c
185,205
CHL Mortgage Pass-Through Trust
482,278
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 207,771
CHNGE Mortgage Trust
275,807
7.100%,  7/25/2058, Ser.
2023-3, Class A1
b,d
278,982
426,979
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,d
425,545
Citicorp Mortgage Securities, Inc.
174,850
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 154,633
COLT Mortgage Loan Trust
400,016
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,c
351,550
Countrywide Alternative Loan Trust
115,675
4.160%,  10/25/2035, Ser.
2005-43, Class 4A1
c
93,269
378,301
7.000%,  10/25/2037, Ser.
2007-24, Class A10 128,291
Countrywide Home Loans, Inc.
74,806
5.750%,  4/25/2037, Ser.
2007-3, Class A27 33,953
CSMC Trust
222,155
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,c
222,019
256,013
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,c
215,441
Federal Home Loan Mortgage
Corporation - REMIC
919,238
4.000%,  1/25/2051, Ser.
5249, Class LA 890,448
400,000
5.000%,  1/25/2055, Ser.
5490, Class LB 374,980
900,000
5.000%,  9/25/2054, Ser.
5473, Class HL 870,675
167,744
3.000%,  2/15/2033, Ser.
4170, Class IG
g
11,743
187,784
3.000%,  3/15/2033, Ser.
4180, Class PI
g
16,230
666,215
4.500%,  10/15/2033, Ser.
2695, Class BH 658,870
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 507,779
Federal National Mortgage
Association - REMIC
550,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 503,181
692,479
4.500%,  6/25/2052, Ser.
2022-43, Class MA 679,412
634,988
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 501,785
160,072
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
3,959
Principal
Amount Long-Term Fixed Income  33.6% Value
Collateralized Mortgage Obligations  1.4% -
continued
Flagstar Mortgage Trust
$ 231,893
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,c
$ 204,774
GCAT Trust
335,311
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,c
299,262
643,659
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
b,c
643,534
GS Mortgage-Backed Securities
Trust
594,669
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,c
497,107
GSR Mortgage Loan Trust
284,821
5.887%,  9/25/2034, Ser.
2004-11, Class 2A2
c
274,589
J.P. Morgan Mortgage Trust
434,048
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,c
347,702
329,604
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,c
278,871
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
b,d
355,302
250,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
b,d
253,313
Mello Mortgage Capital
Acceptance
488,281
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,c
391,147
Merrill Lynch Alternative Note
Asset Trust
77,527
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 26,604
New Residential Mortgage Loan
Trust
946,920
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,c
758,548
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,c
314,260
Palisades Mortgage Loan Trust
307,213
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
b
305,410
PRPM, LLC
325,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
b,d
300,269
Residential Accredit Loans, Inc.
Trust
72,217
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 62,138
Residential Asset Securitization
Trust
395,477
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 220,305
Roc Mortgage Trust
151,267
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,c
151,267
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
b,d
530,294
450,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
b,d
453,497

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Collateralized Mortgage Obligations  1.4% -
continued
Sequoia Mortgage Trust
$ 182,322
3.972%,  9/20/2046, Ser.
2007-1, Class 4A1
c
$ 120,900
TRK Trust
305,216
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,c
263,201
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
b,d
348,493
Vericrest Opportunity Loan
Transferee
87,489
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
b,d
87,488
Verus Securitization Trust
187,177
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,c
164,401
Total 15,376,727
Commercial Mortgage-Backed Securities  0.3%
BANK 2022-BNK39
2,728,302
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,g
66,544
BBCMS Mortgage Trust
3,979,531
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
c,g
279,329
2,902,059
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
c,g
210,565
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
975,000
5.180%,  3/25/2029, Ser.
K520, Class A2
c
992,667
450,000
4.791%,  9/25/2029, Ser.
K529, Class A2
e
451,725
1,000,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
e
969,700
Morgan Stanley Capital I Trust
2,595,746
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
c,g
197,136
ROCK Trust
375,000
5.388%,  11/13/2041, Ser.
2024-CNTR, Class A
b
376,808
Total 3,544,474
Communications Services  0.9%
AMC Networks, Inc.
85,000 10.250%,  1/15/2029
b
90,737
American Tower Corporation
75,000 3.375%,  10/15/2026 73,370
135,000 5.800%,  11/15/2028 138,874
135,000 2.900%,  1/15/2030 122,000
80,000 5.000%,  1/31/2030 79,626
87,000 5.650%,  3/15/2033 88,469
AppLovin Corporation
127,000 5.500%,  12/1/2034 126,467
AT&T, Inc.
135,000 5.700%,  3/1/2057 129,490
204,000 3.650%,  6/1/2051 143,916
301,000 3.500%,  9/15/2053 203,271
135,000 5.400%,  2/15/2034 135,708
200,000 4.900%,  8/15/2037 188,509
Principal
Amount Long-Term Fixed Income  33.6% Value
Communications Services  0.9% - continued
CCO Holdings, LLC/CCO Holdings
Capital Corporation
$ 160,000 5.125%,  5/1/2027
b
$ 157,045
16,000 5.000%,  2/1/2028
b
15,575
57,000 5.375%,  6/1/2029
b
55,088
115,000 4.750%,  3/1/2030
b
106,520
141,000 4.500%,  8/15/2030
a,b
128,281
54,000 4.250%,  2/1/2031
b
47,905
134,000 4.750%,  2/1/2032
b
119,240
36,000 4.500%,  6/1/2033
b
30,545
125,000 4.250%,  1/15/2034
b
102,121
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
453,000 4.200%,  3/15/2028 439,531
147,000 6.100%,  6/1/2029 150,348
360,000 3.500%,  6/1/2041 249,444
Clear Channel Outdoor Holdings,
Inc.
90,000 7.875%,  4/1/2030
b
93,136
Clear Channel Worldwide
Holdings, Inc.
70,000 5.125%,  8/15/2027
b
68,188
Comcast Corporation
204,000 5.350%,  5/15/2053 187,158
145,000 4.400%,  8/15/2035 133,652
240,000 4.750%,  3/1/2044 210,457
Crown Castle, Inc.
133,000 4.900%,  9/1/2029 132,204
Deluxe Corporation
82,000 8.125%,  9/15/2029
b
84,338
Deutsche Telekom International
Finance BV
339,000 8.750%,  6/15/2030 394,528
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
240,000 5.875%,  8/15/2027
b
237,669
FiberCop SPA
125,000 6.000%,  9/30/2034
b
119,861
Frontier Communications
Holdings, LLC
124,000 5.875%,  10/15/2027
b
124,036
GCI, LLC
64,000 4.750%,  10/15/2028
b
60,380
Gray Media, Inc.
36,000 10.500%,  7/15/2029
b
37,686
Iliad Holding SASU
93,000 8.500%,  4/15/2031
b
99,867
57,000 7.000%,  4/15/2032
b
57,796
Intelsat Jackson Holdings SA
92,000 6.500%,  3/15/2030
b
83,116
Lamar Media Corporation
56,000 3.625%,  1/15/2031 50,010
LCPR Senior Secured Financing
DAC
141,000 6.750%,  10/15/2027
b
129,042
Level 3 Financing, Inc.
18,000 3.625%,  1/15/2029
b
13,860
34,589 10.500%,  4/15/2029
b
38,744
34,589 11.000%,  11/15/2029
b
39,213
49,000 10.500%,  5/15/2030
b
53,396
17,000 10.750%,  12/15/2030
b
19,134
43,000 4.000%,  4/15/2031
b
33,540

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Communications Services  0.9% - continued
Lumen Technologies, Inc.
$ 19,917 4.125%,  4/15/2030
b
$ 17,456
McGraw-Hill Education, Inc.
104,000 5.750%,  8/1/2028
b
102,366
Meta Platforms, Inc.
102,000 5.600%,  5/15/2053 101,688
185,000 5.400%,  8/15/2054 179,488
Netflix, Inc.
138,000 5.375%,  11/15/2029
b
140,812
180,000 4.875%,  6/15/2030
b
179,542
Nexstar Media, Inc.
43,000 5.625%,  7/15/2027
b
42,411
54,000 4.750%,  11/1/2028
b
50,919
Omnicom Group, Inc.
90,000 4.200%,  6/1/2030 86,821
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
10,000 4.625%,  3/15/2030
a,b
9,296
Paramount Global
30,000 6.375%,  3/30/2062
c
29,243
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
b
80,240
Rogers Communications, Inc.
166,000 5.000%,  2/15/2029 165,134
218,000 5.300%,  2/15/2034 211,451
Sinclair Television Group, Inc.
41,000 8.125%,  2/15/2033
b,f
41,228
Sirius XM Radio, LLC
110,000 5.000%,  8/1/2027
b
108,016
65,000 4.000%,  7/15/2028
b
60,782
55,000 4.125%,  7/1/2030
b
49,161
Sprint Capital Corporation
335,000 8.750%,  3/15/2032 400,229
Take-Two Interactive Software, Inc.
81,000 5.600%,  6/12/2034 81,470
TEGNA, Inc.
110,000 4.625%,  3/15/2028 105,357
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 224,822
200,000 4.850%,  1/15/2029 199,430
210,000 4.375%,  4/15/2040 182,468
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
16,000 10.500%,  2/15/2028
b
17,107
109,000 4.750%,  4/15/2028
b
103,526
42,000 6.500%,  2/15/2029
b
38,316
Univision Communications, Inc.
14,000 8.000%,  8/15/2028
b
14,312
115,000 4.500%,  5/1/2029
b
104,723
52,000 7.375%,  6/30/2030
b
51,307
61,000 8.500%,  7/31/2031
b
61,269
Verizon Communications, Inc.
204,000 3.000%,  11/20/2060 118,685
475,000 2.650%,  11/20/2040 326,319
310,000 3.400%,  3/22/2041 235,323
Viasat, Inc.
36,000 5.625%,  4/15/2027
a,b
34,964
Virgin Media Finance plc
42,000 5.000%,  7/15/2030
b
36,573
Virgin Media Secured Finance plc
88,000 5.500%,  5/15/2029
b
84,257
Principal
Amount Long-Term Fixed Income  33.6% Value
Communications Services  0.9% - continued
VMED O2 UK Financing I plc
$ 42,000 4.750%,  7/15/2031
b
$ 36,901
36,000 7.750%,  4/15/2032
b
36,492
Vodafone Group plc
52,000 5.125%,  6/4/2081
c
40,152
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
b
125,089
Warnermedia Holdings, Inc.
313,000 4.054%,  3/15/2029 293,843
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
47,000 8.250%,  10/1/2031
b
48,646
Zegona Finance plc
31,000 8.625%,  7/15/2029
b
33,092
Ziggo Bond Company BV
41,000 5.125%,  2/28/2030
b
37,288
Ziggo BV
38,000 4.875%,  1/15/2030
b
35,596
Total 10,386,701
Consumer Cyclical  1.1%
1011778 B.C., ULC/New Red
Finance, Inc.
25,000 3.875%,  1/15/2028
b
23,859
55,000 4.375%,  1/15/2028
b
52,896
37,000 6.125%,  6/15/2029
b
37,504
64,000 5.625%,  9/15/2029
b
63,727
Adient Global Holdings, Ltd.
24,000 8.250%,  4/15/2031
a,b
24,891
37,000 7.500%,  2/15/2033
b
37,493
ADT Security Corporation
57,000 4.125%,  8/1/2029
b
53,556
57,000 4.875%,  7/15/2032
b
53,035
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
170,000 4.625%,  6/1/2028
b
162,295
Allison Transmission, Inc.
28,000 3.750%,  1/30/2031
b
24,986
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 176,697
American Axle & Manufacturing,
Inc.
99,000 5.000%,  10/1/2029
a
90,822
American Honda Finance
Corporation
187,000 5.050%,  7/10/2031 186,430
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
19,000 7.000%,  4/15/2030
a,b
17,432
Arko Corporation
63,000 5.125%,  11/15/2029
b
58,126
Asbury Automotive Group, Inc.
61,000 5.000%,  2/15/2032
b
57,075
Ashton Woods USA, LLC/Ashton
Woods Finance Company
70,000 4.625%,  8/1/2029
b
64,823
20,000 4.625%,  4/1/2030
b
18,419
Aston Martin Capital Holdings, Ltd.
62,000 10.000%,  3/31/2029
b
61,533

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Consumer Cyclical  1.1% - continued
Bath & Body Works, Inc.
$ 29,000 6.950%,  3/1/2033 $ 29,457
Beazer Homes USA, Inc.
59,000 7.500%,  3/15/2031
b
59,491
Belron UK Finance plc
30,000 5.750%,  10/15/2029
b
29,731
BorgWarner, Inc.
81,000 4.950%,  8/15/2029 80,708
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
b
97,962
Boyne USA, Inc.
57,000 4.750%,  5/15/2029
b
54,184
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
52,000 4.875%,  2/15/2030
b
47,570
Caesars Entertainment, Inc.
155,000 4.625%,  10/15/2029
b
146,331
43,000 6.500%,  2/15/2032
b
43,535
39,000 6.000%,  10/15/2032
a,b
37,930
Carnival Corporation
43,000 7.625%,  3/1/2026
b
43,074
190,000 5.750%,  3/1/2027
b
190,397
83,000 4.000%,  8/1/2028
b
79,217
22,000 6.000%,  5/1/2029
b
22,043
Carvana Company
28,361
0.000%,PIK 12.000%,
12/1/2028
b,h
30,551
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
17,000 5.375%,  4/15/2027 16,926
82,000 5.250%,  7/15/2029 79,067
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
b
68,208
41,000 6.750%,  5/1/2031
b
41,696
Clarios Global, LP/Clarios US
Finance Company, Inc.
48,000 6.750%,  5/15/2028
b
48,899
86,000 6.750%,  2/15/2030
b
87,349
Crocs, Inc.
35,000 4.250%,  3/15/2029
b
32,551
Cushman & Wakefield US
Borrower, LLC
17,000 6.750%,  5/15/2028
b
17,141
Daimler Trucks Finance North
America, LLC
213,000 2.000%,  12/14/2026
b
202,505
Dana, Inc.
35,000 5.625%,  6/15/2028 34,764
52,000 4.500%,  2/15/2032
a
48,976
eG Global Finance plc
17,000 12.000%,  11/30/2028
b
19,059
Expedia Group, Inc.
305,000 3.250%,  2/15/2030 281,396
Ford Motor Credit Company, LLC
200,000 2.300%,  2/10/2025 199,891
200,000 5.850%,  5/17/2027 202,208
203,000 2.900%,  2/10/2029 182,810
169,000 7.122%,  11/7/2033 176,766
Forestar Group, Inc.
36,000 3.850%,  5/15/2026
b
35,167
Principal
Amount Long-Term Fixed Income  33.6% Value
Consumer Cyclical  1.1% - continued
Gap, Inc.
$ 25,000 3.625%,  10/1/2029
b
$ 22,742
41,000 3.875%,  10/1/2031
b
35,959
Garrett Motion Holdings, Inc./
Garrett LX I SARL
68,000 7.750%,  5/31/2032
b
69,279
General Motors Company
103,000 6.125%,  10/1/2025 103,731
General Motors Financial
Company, Inc.
65,000 5.400%,  5/8/2027 65,661
233,000 5.800%,  1/7/2029 237,316
177,000 4.900%,  10/6/2029 174,092
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
51,000 8.750%,  1/15/2032
b
45,122
GLP Capital, LP
255,000 5.750%,  6/1/2028 258,007
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
35,000 3.500%,  3/1/2029
b
32,350
Goodyear Tire & Rubber Company
35,000 4.875%,  3/15/2027 34,329
36,000 5.000%,  7/15/2029 33,585
Group 1 Automotive, Inc.
27,000 6.375%,  1/15/2030
b
27,443
Hanesbrands, Inc.
40,000 4.875%,  5/15/2026
b
39,683
20,000 9.000%,  2/15/2031
a,b
21,370
Harley-Davidson Financial
Services, Inc.
126,000 5.950%,  6/11/2029
b
126,845
Hilton Domestic Operating
Company, Inc.
159,000 4.875%,  1/15/2030 153,986
17,000 4.000%,  5/1/2031
b
15,497
101,000 3.625%,  2/15/2032
b
88,808
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
123,000 5.000%,  6/1/2029
b
117,177
Home Depot, Inc.
205,000 5.400%,  9/15/2040 204,038
120,000 4.250%,  4/1/2046 100,377
345,000 3.900%,  6/15/2047 270,524
Hyundai Capital America
225,000 1.800%,  1/10/2028
b
205,335
113,000 5.300%,  6/24/2029
b
113,566
International Game Technology plc
121,000 5.250%,  1/15/2029
b
119,066
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
b
55,019
Jaguar Land Rover Automotive plc
41,000 5.500%,  7/15/2029
b
40,332
K Hovnanian Enterprises, Inc.
31,000 11.750%,  9/30/2029
b
33,700
KB Home
105,000 4.800%,  11/15/2029 100,697
20,000 4.000%,  6/15/2031 17,912
L Brands, Inc.
150,000 6.625%,  10/1/2030
b
152,722
57,000 6.875%,  11/1/2035 58,819
Las Vegas Sands Corporation
93,000 5.900%,  6/1/2027 94,265

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Consumer Cyclical  1.1% - continued
Life Time, Inc.
$ 51,000 6.000%,  11/15/2031
b
$ 51,009
Light & Wonder International, Inc.
33,000 7.250%,  11/15/2029
b
34,043
Live Nation Entertainment, Inc.
38,000 4.750%,  10/15/2027
b
37,245
Lowe's Companies, Inc.
136,000 5.625%,  4/15/2053 130,729
184,000 2.625%,  4/1/2031 160,801
Macy's Retail Holdings, LLC
38,000 5.875%,  4/1/2029
a,b
37,226
35,000 6.125%,  3/15/2032
a,b
33,100
40,000 4.500%,  12/15/2034 32,816
Marriott International, Inc./MD
205,000 4.625%,  6/15/2030 201,013
Match Group Holdings II, LLC
77,000 4.125%,  8/1/2030
b
69,556
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
b
75,439
McDonald's Corporation
282,000 4.450%,  3/1/2047 237,458
Melco Resorts Finance, Ltd.
96,000 5.375%,  12/4/2029
b
88,489
90,000 7.625%,  4/17/2032
b
89,845
MGM Resorts International
36,000 4.625%,  9/1/2026 35,678
37,000 6.125%,  9/15/2029 37,029
Michaels Companies, Inc.
51,000 5.250%,  5/1/2028
b
39,660
NCL Corporation, Ltd.
6,000 5.875%,  3/15/2026
b
6,022
90,000 5.875%,  2/15/2027
b
90,413
76,000 6.750%,  2/1/2032
b
77,187
Nordstrom, Inc.
46,000 4.250%,  8/1/2031 40,568
Parkland Corporation
37,000 6.625%,  8/15/2032
b
37,086
PENN Entertainment, Inc.
85,000 4.125%,  7/1/2029
a,b
77,431
PetSmart, Inc./PetSmart Finance
Corporation
117,000 4.750%,  2/15/2028
b
112,134
35,000 7.750%,  2/15/2029
b
34,887
Phinia, Inc.
53,000 6.625%,  10/15/2032
b
53,110
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
45,000 5.750%,  4/15/2026
b
45,109
QVC, Inc.
22,000 6.875%,  4/15/2029
b
18,344
Rakuten Group, Inc.
52,000 11.250%,  2/15/2027
b
56,837
60,000 9.750%,  4/15/2029
b
65,532
Raven Acquisition Holdings, LLC
36,000 6.875%,  11/15/2031
b
35,917
Royal Caribbean Cruises, Ltd.
184,000 4.250%,  7/1/2026
b
181,472
24,000 5.625%,  9/30/2031
b
23,822
27,000 6.000%,  2/1/2033
b
27,214
S&S Holdings, LLC
74,000 8.375%,  10/1/2031
b
74,256
Saks Global Enterprises, LLC
85,000 11.000%,  12/15/2029
b
81,396
Principal
Amount Long-Term Fixed Income  33.6% Value
Consumer Cyclical  1.1% - continued
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
$ 39,000 6.625%,  3/1/2030
b
$ 37,972
SeaWorld Parks and
Entertainment, Inc.
84,000 5.250%,  8/15/2029
b
81,179
Service Corporation International/
US
35,000 3.375%,  8/15/2030 31,060
25,000 4.000%,  5/15/2031 22,586
56,000 5.750%,  10/15/2032 55,026
Six Flags Entertainment
Corporation
17,000 7.250%,  5/15/2031
b
17,512
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
17,000 6.625%,  5/1/2032
b
17,368
Six Flags Theme Parks, Inc.
25,000 7.000%,  7/1/2025
a,b
25,039
Sonic Automotive, Inc.
44,000 4.875%,  11/15/2031
b
40,580
Staples, Inc.
71,000 10.750%,  9/1/2029
b
69,583
Station Casinos, LLC
74,000 4.625%,  12/1/2031
b
67,176
Target Corporation
204,000 2.950%,  1/15/2052
a
130,128
Tenneco, Inc.
75,000 8.000%,  11/17/2028
b
71,591
Toyota Motor Credit Corporation
64,000 4.800%,  1/5/2034 62,264
162,000 5.350%,  1/9/2035 162,849
Uber Technologies, Inc.
118,000 5.350%,  9/15/2054 109,114
141,000 4.800%,  9/15/2034 135,003
VICI Properties, LP/VICI Note
Company, Inc.
224,000 4.625%,  6/15/2025
b
223,501
69,000 5.750%,  2/1/2027
b
69,643
99,000 4.125%,  8/15/2030
b
91,897
Victoria's Secret & Company
104,000 4.625%,  7/15/2029
a,b
95,542
Victra Holdings, LLC/Victra
Finance Corporation
25,000 8.750%,  9/15/2029
b
26,474
Viking Cruises, Ltd.
177,000 5.875%,  9/15/2027
b
176,670
Walgreens Boots Alliance, Inc.
61,000 3.200%,  4/15/2030 50,660
Walmart, Inc.
170,000 4.500%,  9/9/2052 148,578
WASH Multifamily Acquisition, Inc.
54,000 5.750%,  4/15/2026
b
53,970
Wyndham Hotels & Resorts, Inc.
55,000 4.375%,  8/15/2028
b
52,843
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
32,000 5.125%,  10/1/2029
b
31,015
84,000 7.125%,  2/15/2031
b
87,833
Yum! Brands, Inc.
105,000 4.750%,  1/15/2030
b
100,802
ZF North America Capital, Inc.
55,000 7.125%,  4/14/2030
b
54,998

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Consumer Cyclical  1.1% - continued
$ 36,000 6.750%,  4/23/2030
b
$ 35,374
Total 12,268,216
Consumer Non-Cyclical  1.1%
1375209 B.C., Ltd.
35,000 9.000%,  1/30/2028
a,b
35,051
Abbott Laboratories
237,000 4.750%,  11/30/2036 229,657
AbbVie, Inc.
65,000 5.400%,  3/15/2054 62,708
379,000 4.500%,  5/14/2035 356,361
149,000 5.350%,  3/15/2044 145,882
Acadia Healthcare Company, Inc.
53,000 5.000%,  4/15/2029
b
50,398
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
b
142,473
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
110,000 4.625%,  1/15/2027
b
108,042
117,000 3.500%,  3/15/2029
b
107,633
Altria Group, Inc.
136,000 6.875%,  11/1/2033 148,142
Amgen, Inc.
35,000 4.200%,  2/22/2052 27,176
206,000 5.600%,  3/2/2043 201,969
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
269,000 4.700%,  2/1/2036 254,344
Anheuser-Busch InBev Worldwide,
Inc.
167,000 5.550%,  1/23/2049 163,824
Archer-Daniels-Midland Company
260,000 2.700%,  9/15/2051 155,513
AstraZeneca plc
360,000 3.000%,  5/28/2051 236,823
BAT Capital Corporation
137,000 7.079%,  8/2/2043 148,803
Bausch + Lomb Corporation
21,000 8.375%,  10/1/2028
b
21,986
Bausch Health Companies, Inc.
77,000 5.500%,  11/1/2025
b
75,556
80,000 4.875%,  6/1/2028
a,b
64,811
43,000 11.000%,  9/30/2028
b
40,104
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 75,136
25,000 3.700%,  6/6/2027 24,470
BellRing Brands, Inc.
58,000 7.000%,  3/15/2030
b
60,120
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 266,082
Bunge, Ltd. Finance Corporation
47,000 4.650%,  9/17/2034 44,530
Campbell's Company
122,000 5.400%,  3/21/2034 121,552
Cargill, Inc.
206,000 3.125%,  5/25/2051
b
135,570
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
32,000 9.500%,  10/15/2029
b
31,871
Cencora, Inc.
105,000 5.150%,  2/15/2035 102,556
Principal
Amount Long-Term Fixed Income  33.6% Value
Consumer Non-Cyclical  1.1% - continued
Central Garden & Pet Company
$ 47,000 4.125%,  10/15/2030 $ 42,731
Champ Acquisition Corporation
29,000 8.375%,  12/1/2031
b
30,203
Charles River Laboratories
International, Inc.
41,000 4.000%,  3/15/2031
b
36,857
CHS/Community Health Systems,
Inc.
76,000 5.625%,  3/15/2027
b
73,792
24,000 8.000%,  12/15/2027
b
23,846
47,000 6.000%,  1/15/2029
b
42,842
44,000 4.750%,  2/15/2031
b
35,905
50,000 10.875%,  1/15/2032
b
51,499
Conagra Brands, Inc.
230,000 1.375%,  11/1/2027 209,473
Concentra Escrow Issuer
Corporation
30,000 6.875%,  7/15/2032
b
31,022
Constellation Brands, Inc.
169,000 3.600%,  2/15/2028 162,993
110,000 2.875%,  5/1/2030 98,372
CVS Health Corporation
58,000 7.000%,  3/10/2055
c
58,584
130,000 4.780%,  3/25/2038 114,186
184,000 6.000%,  6/1/2044 176,563
DaVita, Inc.
28,000 3.750%,  2/15/2031
b
24,640
71,000 6.875%,  9/1/2032
b
71,997
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
b
83,805
Eli Lilly & Company
102,000 4.950%,  2/27/2063 91,187
Embecta Corporation
42,000 5.000%,  2/15/2030
b
39,053
32,000 6.750%,  2/15/2030
b
30,563
Encompass Health Corporation
54,000 4.500%,  2/1/2028 52,713
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
a,b
37,438
Energizer Holdings, Inc.
91,000 4.750%,  6/15/2028
b
87,407
Fortrea Holdings, Inc.
17,000 7.500%,  7/1/2030
a,b
17,067
GE HealthCare Technologies, Inc.
133,000 6.377%,  11/22/2052 142,875
General Mills, Inc.
54,000 4.950%,  3/29/2033 52,812
Grifols SA
41,000 4.750%,  10/15/2028
b
37,930
HCA, Inc.
234,000 3.500%,  9/1/2030 213,816
88,000 5.450%,  9/15/2034 86,203
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
73,000 7.875%,  9/1/2025
b
72,961
HLF Financing SARL, LLC/
Herbalife International, Inc.
37,000 12.250%,  4/15/2029
b
38,852
40,000 4.875%,  6/1/2029
b
27,045
Illumina, Inc.
70,000 4.650%,  9/9/2026 69,787

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Consumer Non-Cyclical  1.1% - continued
Imperial Brands Finance plc
$ 200,000 3.875%,  7/26/2029
b
$ 189,608
Jazz Securities DAC
26,000 4.375%,  1/15/2029
b
24,766
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
135,000 5.500%,  1/15/2030 135,237
204,000 3.000%,  5/15/2032 171,960
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
139,000 5.950%,  4/20/2035
b
140,853
Johnson & Johnson
128,000 5.250%,  6/1/2054 125,551
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
67,000 9.000%,  2/15/2029
b
69,638
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 172,556
Kraft Heinz Foods Company
136,000 4.375%,  6/1/2046 110,696
Lamb Weston Holdings, Inc.
37,000 4.125%,  1/31/2030
b
34,276
37,000 4.375%,  1/31/2032
b
33,664
LifePoint Health, Inc.
68,000 9.875%,  8/15/2030
b
72,542
43,000 11.000%,  10/15/2030
b
47,544
26,000 10.000%,  6/1/2032
b
25,346
Medline Borrower, LP/Medline Co-
Issuer, Inc.
42,000 6.250%,  4/1/2029
b
42,677
Medtronic, Inc.
204,000 4.375%,  3/15/2035 192,996
Mozart Debt Merger Sub, Inc.
91,000 3.875%,  4/1/2029
b
84,913
112,000 5.250%,  10/1/2029
b
108,520
MPH Acquisition Holdings, LLC
18,334 5.750%,  12/31/2030
b
14,667
9,575 11.500%,  12/31/2030
b
8,235
Newell Brands, Inc.
36,000 6.375%,  9/15/2027 36,645
36,000 6.625%,  9/15/2029
a
36,929
22,000 6.375%,  5/15/2030 22,275
Novartis Capital Corporation
104,000 4.700%,  9/18/2054 92,201
Organon & Company/Organon
Foreign Debt Co-Issuer BV
49,000 4.125%,  4/30/2028
b
46,476
126,000 5.125%,  4/30/2031
b
114,060
Owens & Minor, Inc.
61,000 6.625%,  4/1/2030
a,b
58,738
PepsiCo, Inc.
135,000 4.200%,  7/18/2052 109,514
Performance Food Group, Inc.
79,000 4.250%,  8/1/2029
b
74,274
50,000 6.125%,  9/15/2032
b
50,105
Perrigo Finance Unlimited
Company
58,000 4.900%,  6/15/2030 54,689
33,000 6.125%,  9/30/2032 32,360
Principal
Amount Long-Term Fixed Income  33.6% Value
Consumer Non-Cyclical  1.1% - continued
Pfizer Investment Enterprises,
Private Ltd.
$ 306,000 5.300%,  5/19/2053 $ 286,519
134,000 5.110%,  5/19/2043 126,637
Philip Morris International, Inc.
66,000 5.125%,  2/13/2031 66,337
204,000 5.375%,  2/15/2033 204,682
156,000 4.900%,  11/1/2034 150,486
Post Holdings, Inc.
52,000 4.625%,  4/15/2030
b
48,370
80,000 4.500%,  9/15/2031
b
72,336
48,000 6.250%,  10/15/2034
b
46,776
Prime Healthcare Services, Inc.
54,000 9.375%,  9/1/2029
b
51,351
Radiology Partners, Inc.
29,000 7.775%,  1/31/2029
b
28,737
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
b
113,465
Royalty Pharma plc
115,000 5.150%,  9/2/2029 114,922
Select Medical Corporation
35,000 6.250%,  12/1/2032
b
34,385
Simmons Foods, Inc.
101,000 4.625%,  3/1/2029
b
94,129
Sotera Health Holdings, LLC
36,000 7.375%,  6/1/2031
b
36,656
Spectrum Brands, Inc.
8,000 3.875%,  3/15/2031
b
6,848
Star Parent, Inc.
35,000 9.000%,  10/1/2030
b
36,831
Stryker Corporation
116,000 5.200%,  2/10/2035
f
115,218
Surgery Center Holdings, Inc.
35,000 7.250%,  4/15/2032
b
34,913
Sysco Corporation
205,000 6.600%,  4/1/2040 222,316
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 130,071
200,000 5.650%,  7/5/2044 197,524
Tenet Healthcare Corporation
173,000 5.125%,  11/1/2027 171,122
83,000 4.375%,  1/15/2030 77,650
82,000 6.750%,  5/15/2031 83,916
Teva Pharmaceutical Finance
Company, LLC
36,000 6.150%,  2/1/2036 36,005
Teva Pharmaceutical Finance
Netherlands III BV
39,000 3.150%,  10/1/2026 37,790
US Acute Care Solutions, LLC
65,000 9.750%,  5/15/2029
b
66,099
Viterra Finance BV
169,000 3.200%,  4/21/2031
b
148,212
Wyeth, LLC
135,000 6.500%,  2/1/2034 147,298
Zoetis, Inc.
318,000 4.700%,  2/1/2043 284,456
Total 11,912,730

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Energy  0.8%
Aethon United BR, LP/Aethon
United Finance Corporation
$ 32,000 7.500%,  10/1/2029
b
$ 32,818
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
72,000 5.375%,  6/15/2029
b
70,392
Archrock Partners, LP/Archrock
Partners Finance Corporation
52,000 6.250%,  4/1/2028
b
52,257
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
72,000 8.250%,  12/31/2028
b
73,482
36,000 5.875%,  6/30/2029
b
35,422
Baytex Energy Corporation
68,000 8.500%,  4/30/2030
b
70,057
20,000 7.375%,  3/15/2032
b
19,711
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
57,000 7.000%,  7/15/2029
b
58,552
BP Capital Markets America, Inc.
356,000 2.939%,  6/4/2051 221,053
Buckeye Partners, LP
49,000 4.500%,  3/1/2028
b
47,184
34,000 6.875%,  7/1/2029
b
34,808
16,000 6.750%,  2/1/2030
b
16,277
California Resources Corporation
43,000 8.250%,  6/15/2029
b
44,208
Canadian Natural Resources, Ltd.
50,000 5.000%,  12/15/2029
b
49,406
95,000 2.950%,  7/15/2030 84,862
Cheniere Energy Partners, LP
444,000 4.500%,  10/1/2029 430,473
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034 36,988
Civitas Resources, Inc.
51,000 8.375%,  7/1/2028
b
53,339
92,000 8.750%,  7/1/2031
b
97,029
CNX Resources Corporation
40,000 6.000%,  1/15/2029
b
39,644
Columbia Pipelines Holding
Company, LLC
134,000 6.042%,  8/15/2028
b
137,699
Columbia Pipelines Operating
Company, LLC
33,000 5.927%,  8/15/2030
b
34,050
Comstock Resources, Inc.
69,000 6.750%,  3/1/2029
b
67,755
75,000 5.875%,  1/15/2030
b
70,981
ConocoPhillips Company
162,000 4.850%,  1/15/2032 159,247
Continental Resources, Inc.
237,000 2.268%,  11/15/2026
b
225,893
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
b
73,282
Crescent Energy Finance, LLC
107,000 7.625%,  4/1/2032
b
107,741
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
77,000 8.625%,  3/15/2029
b
80,758
Diamond Foreign Asset Company/
Diamond Finance, LLC
28,000 8.500%,  10/1/2030
b
29,185
Principal
Amount Long-Term Fixed Income  33.6% Value
Energy  0.8% - continued
Diamondback Energy, Inc.
$ 184,000 5.750%,  4/18/2054 $ 172,762
DT Midstream, Inc.
57,000 4.125%,  6/15/2029
b
53,889
Eastern Energy Gas Holdings, LLC
186,000 5.800%,  1/15/2035 189,125
Enbridge, Inc.
190,000 5.250%,  4/5/2027 192,050
Enerflex, Ltd.
27,000 9.000%,  10/15/2027
b
28,027
Energy Transfer, LP
84,000 8.000%,  5/15/2054
c
88,654
110,000 4.000%,  10/1/2027 107,701
50,000 5.150%,  2/1/2043 44,322
275,000 6.000%,  6/15/2048 266,481
EnLink Midstream Partners, LP
65,000 5.600%,  4/1/2044 60,020
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 115,030
EQM Midstream Partners, LP
97,000 4.750%,  1/15/2031
b
92,353
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 210,574
Genesis Energy LP/Genesis
Energy Finance Corporation
57,000 8.875%,  4/15/2030 59,088
86,000 7.875%,  5/15/2032 86,144
Gulfport Energy Operating
Corporation
24,000 6.750%,  9/1/2029
b
24,423
Halliburton Company
136,000 5.000%,  11/15/2045 121,375
Harvest Midstream I, LP
85,000 7.500%,  9/1/2028
b
86,935
Hess Midstream Operations, LP
78,000 4.250%,  2/15/2030
b
72,960
Hilcorp Energy I, LP/Hilcorp
Finance Company
125,000 5.750%,  2/1/2029
b
121,492
35,000 6.000%,  4/15/2030
b
33,938
37,000 6.250%,  4/15/2032
b
35,138
Howard Midstream Energy
Partners, LLC
99,000 7.375%,  7/15/2032
b
102,917
ITT Holdings, LLC
90,000 6.500%,  8/1/2029
b
84,115
Kodiak Gas Services, LLC
43,000 7.250%,  2/15/2029
b
44,260
Laredo Petroleum, Inc.
70,000 7.750%,  7/31/2029
a,b
70,250
MEG Energy Corporation
55,000 5.875%,  2/1/2029
b
54,155
Moss Creek Resources Holdings,
Inc.
37,000 8.250%,  9/1/2031
b
36,877
MPLX, LP
272,000 4.950%,  9/1/2032 263,788
52,000 5.000%,  3/1/2033 50,203
Nabors Industries, Inc.
35,000 7.375%,  5/15/2027
b
35,256
88,000 9.125%,  1/31/2030
b
91,344

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Energy  0.8% - continued
National Fuel Gas Company
$ 244,000 5.500%,  1/15/2026 $ 245,205
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
b
29,758
43,000 8.375%,  2/15/2032
b
44,234
Noble Finance II, LLC
72,000 8.000%,  4/15/2030
b
73,256
Northern Oil and Gas, Inc.
69,000 8.750%,  6/15/2031
b
72,352
NuStar Logistics, LP
70,000 6.375%,  10/1/2030 71,289
Occidental Petroleum Corporation
50,000 5.000%,  8/1/2027 50,036
ONEOK, Inc.
99,000 5.700%,  11/1/2054 91,968
74,000 5.000%,  3/1/2026 74,166
108,000 4.750%,  10/15/2031 104,491
PBF Holding Company, LLC/PBF
Finance Corporation
56,000 6.000%,  2/15/2028 55,191
Permian Resources Operating,
LLC
67,000 6.250%,  2/1/2033
b
67,162
Prairie Acquiror, LP
57,000 9.000%,  8/1/2029
b
58,947
Precision Drilling Corporation
47,000 6.875%,  1/15/2029
b
47,407
Range Resources Corporation
56,000 4.750%,  2/15/2030
b
53,259
Rockies Express Pipeline, LLC
90,000 4.950%,  7/15/2029
b
86,283
Saturn Oil & Gas, Inc.
43,000 9.625%,  6/15/2029
b
42,920
Schlumberger Holdings
Corporation
55,000 5.000%,  5/29/2027
b
55,409
SM Energy Company
50,000 6.500%,  7/15/2028 50,055
24,000 7.000%,  8/1/2032
b
23,965
South Bow USA Infrastructure
Holdings, LLC
91,000 5.026%,  10/1/2029
b
89,538
38,000 5.584%,  10/1/2034
b
36,955
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
35,000 5.875%,  3/1/2027 34,840
Suncor Energy, Inc.
216,000 7.150%,  2/1/2032 233,960
Sunoco, LP
104,000 7.000%,  5/1/2029
b
107,495
Sunoco, LP/Sunoco Finance
Corporation
54,000 5.875%,  3/15/2028 54,052
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
126,000 5.500%,  1/15/2028
b
123,253
52,000 7.375%,  2/15/2029
b
52,929
Talos Production, Inc.
37,000 9.000%,  2/1/2029
b
38,478
Targa Resources Corporation
238,000 4.200%,  2/1/2033 217,077
Principal
Amount Long-Term Fixed Income  33.6% Value
Energy  0.8% - continued
TGNR Intermediate Holdings, LLC
$ 73,000 5.500%,  10/15/2029
b
$ 69,319
TotalEnergies Capital SA
93,000 5.275%,  9/10/2054 86,147
Transocean, Inc.
85,850 8.750%,  2/15/2030
b
89,539
USA Compression Partners, LP/
USA Compression Finance
Corporation
60,000 7.125%,  3/15/2029
b
61,400
Valaris, Ltd.
69,000 8.375%,  4/30/2030
b
70,860
Venture Global Calcasieu Pass,
LLC
51,000 3.875%,  8/15/2029
b
47,176
55,000 4.125%,  8/15/2031
b
49,723
Venture Global LNG, Inc.
128,000 8.125%,  6/1/2028
b
133,766
63,000 9.000%,  9/30/2029
b,c,i
65,651
50,000 7.000%,  1/15/2030
b
51,104
140,000 8.375%,  6/1/2031
b
147,345
70,000 9.875%,  2/1/2032
b
77,058
Viridien SA
17,000 8.750%,  4/1/2027
b
17,183
Western Midstream Operating, LP
135,000 6.350%,  1/15/2029 139,614
68,000 6.150%,  4/1/2033 69,334
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 249,449
58,000 5.600%,  3/15/2035 58,216
Total 9,519,013
Financials  3.0%
Acrisure, LLC/Acrisure Finance,
Inc.
24,000 4.250%,  2/15/2029
b
22,707
35,000 7.500%,  11/6/2030
b
36,187
AEGON Funding Company, LLC
200,000 5.500%,  4/16/2027
a,b
201,661
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
151,000 6.100%,  1/15/2027 154,247
175,000 3.875%,  1/23/2028 170,243
173,000 5.375%,  12/15/2031 172,837
150,000 3.400%,  10/29/2033 128,024
AG TTMT Escrow Issuer, LLC
27,000 8.625%,  9/30/2027
b
28,093
Agree, LP
95,000 5.625%,  6/15/2034 95,504
Air Lease Corporation
36,000 4.650%,  6/15/2026
c,i
35,128
309,000 3.000%,  2/1/2030 279,529
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
b
225,257
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
35,000 4.250%,  10/15/2027
b
33,863
70,000 6.750%,  4/15/2028
b
70,739
49,000 7.000%,  1/15/2031
b
49,859
Ally Financial, Inc.
270,000 8.000%,  11/1/2031 302,930
54,000 6.700%,  2/14/2033 55,523

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Financials  3.0% - continued
American Express Company
$ 65,000 5.098%,  2/16/2028
c
$ 65,464
80,000 5.043%,  7/26/2028
c
80,519
77,000 5.085%,  1/30/2031
c
77,271
American International Group, Inc.
266,000 5.125%,  3/27/2033 263,565
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
b
29,336
85,000 4.875%,  6/30/2029
b
80,959
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
b,c
201,156
Aon North America, Inc.
100,000 5.750%,  3/1/2054 98,142
Apollo Debt Solutions BDC
138,000 6.700%,  7/29/2031
b
142,661
Ares Capital Corporation
101,000 3.250%,  7/15/2025 100,313
200,000 3.875%,  1/15/2026 197,892
157,000 2.150%,  7/15/2026 150,703
116,000 5.875%,  3/1/2029 117,444
Ares Strategic Income Fund
112,000 5.600%,  2/15/2030
b
110,630
Arthur J. Gallagher & Company
34,000 6.750%,  2/15/2054 37,488
50,000 5.750%,  7/15/2054 48,936
176,000 5.000%,  2/15/2032 172,924
Avolon Holdings Funding, Ltd.
135,000 4.250%,  4/15/2026
b
133,600
70,000 4.950%,  1/15/2028
b
69,478
165,000 5.750%,  3/1/2029
b
167,061
Azorra Finance, Ltd.
91,000 7.750%,  4/15/2030
b
92,095
Banco Santander SA
200,000 4.175%,  3/24/2028
c
196,522
Bank of America Corporation
225,000 1.734%,  7/22/2027
c
215,308
172,000 3.824%,  1/20/2028
c
168,946
119,000 5.202%,  4/25/2029
c
120,023
180,000 2.087%,  6/14/2029
c
164,218
125,000 2.496%,  2/13/2031
c
110,680
325,000 1.922%,  10/24/2031
c
273,254
204,000 2.972%,  2/4/2033
c
176,423
409,000 4.571%,  4/27/2033
c
391,218
203,000 5.872%,  9/15/2034
c
209,259
80,000 5.468%,  1/23/2035
c
80,191
186,000 5.425%,  8/15/2035
c
181,289
275,000 3.846%,  3/8/2037
c
244,434
Bank of New York Mellon
Corporation
135,000 6.317%,  10/25/2029
c
141,844
Barclays plc
34,000 6.125%,  12/15/2025
c,i
34,080
204,000 6.496%,  9/13/2027
c
208,848
210,000 4.972%,  5/16/2029
c
209,229
200,000 4.942%,  9/10/2030
c
196,951
200,000 5.746%,  8/9/2033
c
201,197
Belrose Funding Trust
260,000 2.330%,  8/15/2030
b
221,191
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 170,005
BlackRock Funding, Inc.
66,000 5.250%,  3/14/2054 62,511
Principal
Amount Long-Term Fixed Income  33.6% Value
Financials  3.0% - continued
Blackstone Private Credit Fund
$ 110,000 5.600%,  11/22/2029
b
$ 108,741
130,000 6.250%,  1/25/2031 132,213
Blue Owl Capital Corporation II
102,000 8.450%,  11/15/2026 106,741
Blue Owl Credit Income
Corporation
170,000 4.700%,  2/8/2027 168,096
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
b
89,286
139,000 6.100%,  3/15/2028
b
139,493
Blue Owl Technology Finance
Corporation II
130,000 6.750%,  4/4/2029 131,949
BNP Paribas SA
200,000 5.283%,  11/19/2030
b,c
199,299
340,000 3.132%,  1/20/2033
b,c
292,621
BPCE SA
315,000 3.500%,  10/23/2027
b
302,111
Burford Capital Global Finance,
LLC
82,000 9.250%,  7/1/2031
b
87,847
Camden Property Trust
150,000 3.150%,  7/1/2029 139,879
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 199,028
46,000 5.700%,  2/1/2030
c
46,766
Charles Schwab Corporation
136,000 6.136%,  8/24/2034
c
142,931
Chubb INA Holdings, LLC
138,000 4.350%,  11/3/2045 116,248
Citadel, LP
115,000 6.375%,  1/23/2032
b
116,947
Citigroup, Inc.
160,000 3.200%,  10/21/2026 156,094
240,000 3.668%,  7/24/2028
c
233,072
225,000 3.520%,  10/27/2028
c
217,106
82,000 5.174%,  2/13/2030
c
82,231
289,000 4.910%,  5/24/2033
c
279,767
167,000 6.174%,  5/25/2034
c
170,198
157,000 6.020%,  1/24/2036
c
157,620
Citizens Financial Group, Inc.
80,000 5.718%,  7/23/2032
c
80,733
CNA Financial Corporation
99,000 5.125%,  2/15/2034 96,816
Comerica, Inc.
48,000 5.982%,  1/30/2030
c
48,471
Constellation Insurance, Inc.
41,000 6.800%,  1/24/2030
b
40,343
Cooperatieve Rabobank UA
273,000 5.564%,  2/28/2029
b,c
277,730
Corebridge Financial, Inc.
64,000 6.375%,  9/15/2054
c
63,280
102,000 4.350%,  4/5/2042 85,083
Cousins Properties, LP
36,000 5.375%,  2/15/2032 35,482
Credit Acceptance Corporation
65,000 9.250%,  12/15/2028
b
69,261
Credit
Suisse
Group AG
200,000 7.250%,  N/A
*,j
17,000
Deutsche Bank AG/New York, NY
212,000 5.373%,  1/10/2029
c
212,580

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Financials  3.0% - continued
$ 150,000 6.819%,  11/20/2029
c
$ 157,990
300,000 3.729%,  1/14/2032
c
264,031
Discover Bank
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
263,466
Diversified Healthcare Trust
42,000 Zero Coupon,  1/15/2026
b
39,954
Drawbridge Special Opportunities
Fund, LP
122,000 3.875%,  2/15/2026
b
119,190
Elevance Health, Inc.
250,000 3.125%,  5/15/2050 160,279
220,000 4.625%,  5/15/2042 192,006
EPR Properties
105,000 4.950%,  4/15/2028 103,641
Fairfax Financial Holdings, Ltd.
127,000 6.350%,  3/22/2054 129,810
FirstCash, Inc.
88,000 5.625%,  1/1/2030
b
86,132
First-Citizens Bank & Trust
Company
119,000 6.125%,  3/9/2028 122,268
Five Corners Funding Trust IV
136,000 5.997%,  2/15/2053
b
136,788
Fortress Transportation and
Infrastructure Investors, LLC
37,000 5.500%,  5/1/2028
b
36,166
82,000 7.000%,  5/1/2031
b
83,105
50,000 7.000%,  6/15/2032
b
50,690
35,000 5.875%,  4/15/2033
b
33,487
Freedom Mortgage Corporation
34,000 7.625%,  5/1/2026
b
34,180
Freedom Mortgage Holdings, LLC
81,000 9.250%,  2/1/2029
b
84,544
35,000 9.125%,  5/15/2031
b
36,225
FS KKR Capital Corporation
225,000 3.400%,  1/15/2026 221,500
GGAM Finance, Ltd.
32,000 7.750%,  5/15/2026
b
32,501
36,000 8.000%,  6/15/2028
b
37,971
96,000 5.875%,  3/15/2030
b
95,042
Global Aircraft Leasing Company,
Ltd.
103,000 8.750%,  9/1/2027
b
105,805
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
105,000 3.750%,  12/15/2027
b
97,593
goeasy, Ltd.
56,000 9.250%,  12/1/2028
b
59,803
35,000 7.625%,  7/1/2029
b
36,177
26,000 6.875%,  5/15/2030
b
26,398
Goldman Sachs Bank USA/New
York, NY
193,000 5.414%,  5/21/2027
c
194,683
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 87,836
Goldman Sachs Group, Inc.
174,000 1.948%,  10/21/2027
c
165,704
204,000 6.484%,  10/24/2029
c
214,195
85,000 1.992%,  1/27/2032
c
70,874
510,000 3.102%,  2/24/2033
c
442,707
Healthpeak OP, LLC
47,000 3.400%,  2/1/2025 47,000
Principal
Amount Long-Term Fixed Income  33.6% Value
Financials  3.0% - continued
Highwoods Realty, LP
$ 100,000 3.050%,  2/15/2030 $ 88,269
88,000 2.600%,  2/1/2031 73,832
Howard Hughes Corporation
23,000 4.125%,  2/1/2029
b
21,132
HSBC Holdings plc
225,000 5.402%,  8/11/2033
c
223,717
HUB International, Ltd.
100,000 7.250%,  6/15/2030
b
103,398
Huntington Bancshares, Inc./OH
165,000 5.709%,  2/2/2035
c
165,132
138,000 6.141%,  11/18/2039
c
138,557
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
35,000 6.250%,  5/15/2026 34,951
142,000 5.250%,  5/15/2027 137,632
Intesa Sanpaolo SPA
43,000 4.198%,  6/1/2032
b,c
38,161
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 139,300
J.P. Morgan Chase & Company
52,000 4.000%,  4/1/2025
c,i
51,829
270,000 1.578%,  4/22/2027
c
260,035
150,000 2.947%,  2/24/2028
c
144,654
184,000 4.979%,  7/22/2028
c
184,750
275,000 4.203%,  7/23/2029
c
268,924
175,000 2.522%,  4/22/2031
c
154,809
265,000 1.953%,  2/4/2032
c
222,055
273,000 4.586%,  4/26/2033
c
262,767
204,000 4.912%,  7/25/2033
c
199,989
135,000 5.766%,  4/22/2035
c
138,466
94,000 5.502%,  1/24/2036
c
94,558
124,000 5.534%,  11/29/2045
c
121,775
Jackson National Life Global
Funding
150,000 5.550%,  7/2/2027
b
152,074
Jane Street Group/JSG Finance,
Inc.
56,000 4.500%,  11/15/2029
b
52,880
22,000 7.125%,  4/30/2031
b
22,737
36,000 6.125%,  11/1/2032
b
35,826
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
28,000 5.000%,  8/15/2028
b
26,514
53,000 6.625%,  10/15/2031
b
53,249
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
b
28,939
72,000 9.500%,  2/15/2029
b
76,944
KeyBank NA/Cleveland, OH
169,000 5.000%,  1/26/2033 163,103
Kilroy Realty, LP
68,000 4.250%,  8/15/2029 64,010
58,000 6.250%,  1/15/2036 57,147
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
36,000 4.250%,  2/1/2027
b
35,021
95,000 4.750%,  6/15/2029
b
90,369
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
b,c
19,132
Lloyds Banking Group plc
200,000 5.087%,  11/26/2028
c
200,502
203,000 5.871%,  3/6/2029
c
207,734

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Financials  3.0% - continued
Macquarie Airfinance Holdings,
Ltd.
$ 34,000 6.400%,  3/26/2029
b
$ 35,036
83,000 5.150%,  3/17/2030
b
81,647
17,000 6.500%,  3/26/2031
b
17,620
Marsh & McLennan Companies,
Inc.
51,000 5.450%,  3/15/2053 48,832
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
b
161,923
Mitsubishi UFJ Financial Group,
Inc.
202,000 5.422%,  2/22/2029
c
205,056
Molina Healthcare, Inc.
58,000 4.375%,  6/15/2028
b
55,751
25,000 3.875%,  5/15/2032
b
21,984
42,000 6.250%,  1/15/2033
b
41,699
Morgan Stanley
98,000 5.516%,  11/19/2055
c
94,871
275,000 4.350%,  9/8/2026 273,169
240,000 3.591%,  7/22/2028
c
232,354
136,000 5.164%,  4/20/2029
c
136,785
350,000 3.622%,  4/1/2031
c
326,734
136,000 5.250%,  4/21/2034
c
134,347
101,000 5.831%,  4/19/2035
c
103,311
69,000 5.587%,  1/18/2036
c
69,601
238,000 5.297%,  4/20/2037
c
232,303
Morgan Stanley Direct Lending
Fund
92,000 6.150%,  5/17/2029
b
92,506
MPT Operating Partnership, LP/
MPT Finance Corporation
46,000 8.500%,  2/15/2032
b,f
46,713
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 100,514
Nationstar Mortgage Holdings,
Inc.
17,000 5.500%,  8/15/2028
b
16,690
36,000 6.500%,  8/1/2029
b
36,082
55,000 5.125%,  12/15/2030
b
51,956
NatWest Group plc
100,000 4.445%,  5/8/2030
c
97,006
202,000 6.475%,  6/1/2034
c
208,103
Navient Corporation
21,000 5.000%,  3/15/2027 20,636
23,000 5.500%,  3/15/2029 22,048
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
22,000 4.500%,  9/30/2028
b
20,564
New York Life Global Funding
206,000 4.550%,  1/28/2033
b
197,487
Nomura Holdings, Inc.
200,000 5.783%,  7/3/2034 202,640
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 271,053
OneMain Finance Corporation
133,000 3.500%,  1/15/2027 127,960
168,000 3.875%,  9/15/2028 156,932
Panther Escrow Issuer, LLC
101,000 7.125%,  6/1/2031
b
103,431
Park Intermediate Holdings, LLC
98,000 4.875%,  5/15/2029
b
93,624
Principal
Amount Long-Term Fixed Income  33.6% Value
Financials  3.0% - continued
PNC Financial Services Group,
Inc.
$ 67,000 6.615%,  10/20/2027
c
$ 69,063
PRA Group, Inc.
55,000 8.375%,  2/1/2028
b
56,659
Prologis Targeted US Logistics
Fund, LP
135,000 5.250%,  4/1/2029
b
136,375
55,000 5.250%,  1/15/2035
b
53,819
Prologis, LP
91,000 5.250%,  3/15/2054 85,357
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
c
243,244
Regency Centers, LP
190,000 4.125%,  3/15/2028 186,223
101,000 5.250%,  1/15/2034 99,841
Reinsurance Group of America,
Inc.
138,000 5.750%,  9/15/2034 139,040
RGA Global Funding
65,000 5.500%,  1/11/2031
b
65,771
RHP Hotel Properties, LP/RHP
Finance Corporation
17,000 4.750%,  10/15/2027 16,649
35,000 4.500%,  2/15/2029
b
33,375
RLJ Lodging Trust, LP
32,000 4.000%,  9/15/2029
b
29,377
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
105,000 3.625%,  3/1/2029
b
95,974
53,000 3.875%,  3/1/2031
b
46,835
50,000 4.000%,  10/15/2033
b
42,276
Ryan Specialty, LLC
18,000 4.375%,  2/1/2030
b
16,983
83,000 5.875%,  8/1/2032
b
82,243
Santander Holdings USA, Inc.
67,000 6.499%,  3/9/2029
c
69,250
58,000 6.174%,  1/9/2030
c
59,488
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
c
343,811
Service Properties Trust
36,000 5.500%,  12/15/2027 34,650
46,000 8.375%,  6/15/2029 45,973
18,000 8.625%,  11/15/2031
b
19,114
Simon Property Group, LP
235,000 3.800%,  7/15/2050 173,032
Sixth Street Lending Partners
92,000 6.125%,  7/15/2030
b
92,528
SLM Corporation
40,000 4.200%,  10/29/2025 39,919
29,000 6.500%,  1/31/2030 29,272
Societe Generale SA
132,000 4.750%,  11/24/2025
b
131,553
36,000 10.000%,  11/14/2028
b,c,i
39,209
200,000 6.100%,  4/13/2033
b,c
201,766
Standard Chartered plc
200,000 5.545%,  1/21/2029
b,c
201,939
State Street Corporation
175,000 4.530%,  2/20/2029
c
173,759
Sumitomo Mitsui Financial Group,
Inc.
250,000 1.710%,  1/12/2031 206,075

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Financials  3.0% - continued
Synchrony Financial
$ 68,000 5.935%,  8/2/2030
c
$ 68,889
36,000 7.250%,  2/2/2033 37,671
Synovus Bank
250,000 5.625%,  2/15/2028 251,891
Toronto-Dominion Bank
156,000 5.523%,  7/17/2028 159,242
60,000 5.146%,  9/10/2034
c
58,690
Truist Financial Corporation
133,000 6.047%,  6/8/2027
c
135,063
97,000 5.125%,  12/15/2027
a,c,i
95,160
170,000 5.122%,  1/26/2034
c
165,521
85,000 5.711%,  1/24/2035
c
85,846
U.S. Bancorp
196,000 5.775%,  6/12/2029
c
201,056
47,000 5.836%,  6/12/2034
c
48,038
91,000 5.678%,  1/23/2035
c
91,893
UBS Group AG
26,000 4.875%,  2/12/2027
b,c,i
25,242
203,000 6.246%,  9/22/2029
b,c
211,102
170,000 3.091%,  5/14/2032
b,c
149,609
200,000 5.699%,  2/8/2035
b,c
202,844
200,000 5.379%,  9/6/2045
b,c
191,246
UniCredit SPA
35,000 5.861%,  6/19/2032
b,c
35,016
United Wholesale Mortgage, LLC
95,000 5.500%,  4/15/2029
b
92,106
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 136,434
130,000 4.750%,  5/15/2052 111,533
UWM Holdings, LLC
35,000 6.625%,  2/1/2030
b
35,071
Vornado Realty, LP
26,000 3.400%,  6/1/2031
a
22,333
Wells Fargo & Company
26,000 3.900%,  3/15/2026
c,i
25,545
114,000 3.000%,  4/22/2026 111,836
163,000 3.000%,  10/23/2026 158,445
290,000 4.900%,  1/24/2028
c
290,128
204,000 3.526%,  3/24/2028
c
198,363
128,000 5.707%,  4/22/2028
c
130,113
300,000 2.393%,  6/2/2028
c
283,602
128,000 5.574%,  7/25/2029
c
130,412
112,000 5.389%,  4/24/2034
c
111,114
307,000 4.900%,  11/17/2045 268,896
XHR, LP
38,000 4.875%,  6/1/2029
b
36,107
18,000 6.625%,  5/15/2030
b
18,194
Total 33,818,927
Foreign Government  <0.1%
NBN Company, Ltd.
225,000 2.625%,  5/5/2031
b
195,494
Saudi Arabian Oil Company
123,000 5.250%,  7/17/2034
b
121,643
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
b
62,980
Total 380,117
Principal
Amount Long-Term Fixed Income  33.6% Value
Mortgage-Backed Securities  10.7%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 1,815,297 2.000%,  1/1/2052 $ 1,435,333
893,513 2.000%,  5/1/2051 706,496
3,271,885 2.500%,  5/1/2051 2,697,866
1,634,037 3.500%,  5/1/2052 1,452,412
1,936,626 4.000%,  5/1/2052 1,781,162
748,375 5.000%,  7/1/2053 727,294
397,414 5.500%,  7/1/2053 395,430
1,092,983 3.500%,  8/1/2052 973,612
1,051,319 5.000%,  8/1/2053 1,024,515
2,668,978 5.500%,  9/1/2053 2,665,640
1,135,128 3.500%,  9/1/2047 1,023,564
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,009,250 2.500%,  7/1/2030 961,815
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,348,519 3.000%,  12/1/2036 1,250,527
1,078,887 3.000%,  8/1/2038 1,008,710
1,721,055 3.500%,  5/1/2040 1,601,959
2,024,663 2.500%,  4/1/2042 1,732,263
475,715 2.000%,  5/1/2042 397,546
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,102,415 3.000%,  1/1/2052 3,521,697
417,265 2.000%,  2/1/2051 330,023
645,330 2.000%,  2/1/2051 510,403
2,260,325 2.500%,  2/1/2051 1,867,309
2,582,990 2.500%,  2/1/2051 2,108,420
702,074 2.000%,  3/1/2051 547,055
6,886,470 2.000%,  3/1/2051 5,400,300
2,982,872 4.000%,  3/1/2051 2,760,176
400,601 2.000%,  3/1/2052 316,180
4,455,151 3.000%,  3/1/2052 3,800,095
4,750,796 2.000%,  4/1/2051 3,707,728
2,659,687 3.000%,  4/1/2051 2,282,440
2,745,100 3.000%,  5/1/2050 2,366,696
780,980 2.000%,  5/1/2051 614,165
2,047,567 3.000%,  5/1/2051 1,774,718
4,423,286 2.000%,  6/1/2050 3,479,635
1,702,050 3.000%,  6/1/2050 1,485,510
780,718 4.000%,  6/1/2052 715,391
490,637 5.000%,  6/1/2053 477,279
3,790,302 2.500%,  7/1/2051 3,151,882
1,077,116 3.500%,  7/1/2051 963,621
2,127,094 4.000%,  7/1/2052 1,949,120
837,505 2.500%,  8/1/2050 695,628
2,270,451 3.500%,  8/1/2050 2,036,241
2,684,589 3.500%,  8/1/2052 2,380,126
3,449,943 4.500%,  8/1/2052 3,251,114
1,390,992 5.000%,  8/1/2053 1,353,119
2,931,471 6.000%,  8/1/2054 3,002,842
663,328 2.500%,  9/1/2051 548,140
1,752,435 3.500%,  9/1/2052 1,564,052
773,195 3.500%,  9/1/2052 690,199
1,152,673 5.000%,  9/1/2052 1,117,046
1,085,051 4.500%,  9/1/2053 1,026,459
1,557,342 4.500%,  9/1/2053 1,469,409
2,401,685 4.000%,  10/1/2052 2,200,978
761,062 2.000%,  11/1/2051 601,072

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Mortgage-Backed Securities  10.7% -
continued
$ 1,035,768 3.500%,  11/1/2052 $ 927,254
3,119,621 2.000%,  12/1/2050 2,452,645
4,475,933 2.500%,  12/1/2051 3,687,038
1,992,512 4.500%,  12/1/2052 1,886,862
4,950,000 5.500%,  2/1/2041
f
4,888,388
3,600,000 5.000%,  2/1/2042
f
3,476,121
1,775,000 6.000%,  2/1/2042
f
1,787,060
1,331,491 3.500%,  12/1/2047 1,203,245
3,800,000 3.000%,  2/1/2048
f
3,231,281
3,050,000 3.500%,  2/1/2049
f
2,698,535
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,459,049 2.500%,  3/1/2062 3,533,024
1,159,928 3.500%,  7/1/2061 1,008,054
1,223,969 4.000%,  12/1/2061 1,110,938
Total 119,792,857
Technology  0.7%
Accenture Capital, Inc.
130,000 4.500%,  10/4/2034 123,702
Adobe, Inc.
186,000 5.300%,  1/17/2035 188,084
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052
a
113,757
Amentum Holdings, Inc.
54,000 7.250%,  8/1/2032
b
54,745
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 223,056
Apple, Inc.
183,000 2.650%,  2/8/2051 112,850
432,000 3.750%,  9/12/2047 339,854
Automatic Data Processing, Inc.
187,000 4.450%,  9/9/2034 178,644
Block, Inc.
37,000 3.500%,  6/1/2031 32,925
154,000 6.500%,  5/15/2032
b
157,405
Boost Newco Borrower, LLC
103,000 7.500%,  1/15/2031
b
107,829
Broadcom, Inc.
86,000 3.469%,  4/15/2034
b
74,314
272,000 3.137%,  11/15/2035
b
221,079
200,000 3.187%,  11/15/2036
b
160,416
125,000 4.926%,  5/15/2037
b
118,152
Cadence Design Systems, Inc.
60,000 4.700%,  9/10/2034 57,579
Central Parent, Inc./CDK Global,
Inc.
36,000 7.250%,  6/15/2029
b
34,192
Cisco Systems, Inc.
67,000 5.300%,  2/26/2054 64,881
Clarivate Science Holdings
Corporation
38,000 3.875%,  7/1/2028
b
35,803
Cloud Software Group, Inc.
216,000 6.500%,  3/31/2029
b
212,326
Consensus Cloud Solutions, Inc.
18,000 6.000%,  10/15/2026
b
17,872
CoreLogic, Inc.
22,000 4.500%,  5/1/2028
b
20,599
Principal
Amount Long-Term Fixed Income  33.6% Value
Technology  0.7% - continued
Dell International, LLC/EMC
Corporation
$ 134,000 6.020%,  6/15/2026 $ 135,851
Dell, Inc.
123,000 6.500%,  4/15/2038 128,130
Diebold Nixdorf, Inc.
91,000 7.750%,  3/31/2030
b
94,202
Fiserv, Inc.
77,000 2.250%,  6/1/2027 72,911
139,000 2.650%,  6/1/2030 123,375
134,000 5.350%,  3/15/2031 135,823
119,000 5.600%,  3/2/2033 120,566
135,000 5.150%,  8/12/2034 132,049
Gen Digital, Inc.
3,000 6.750%,  9/30/2027
b
3,050
43,000 7.125%,  9/30/2030
a,b
44,240
Global Payments, Inc.
131,000 5.950%,  8/15/2052 126,829
204,000 5.300%,  8/15/2029 204,828
Hewlett Packard Enterprise
Company
178,000 4.400%,  9/25/2027 176,558
108,000 4.850%,  10/15/2031 106,730
II-VI, Inc.
33,000 5.000%,  12/15/2029
b
31,758
Iron Mountain, Inc.
125,000 4.875%,  9/15/2027
b
122,686
10,000 4.875%,  9/15/2029
b
9,586
80,000 5.250%,  7/15/2030
b
76,939
106,000 4.500%,  2/15/2031
b
97,540
KLA Corporation
204,000 3.300%,  3/1/2050 141,085
Marvell Technology, Inc.
34,000 5.950%,  9/15/2033 35,087
Mastercard, Inc.
140,000 3.950%,  2/26/2048 112,515
Microchip Technology, Inc.
29,000 5.050%,  3/15/2029 28,952
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
b
31,597
NCR Voyix Corporation
52,000 5.000%,  10/1/2028
b
50,115
31,000 5.125%,  4/15/2029
b
29,566
Neptune Bidco US, Inc.
136,000 9.290%,  4/15/2029
b
115,937
NXP BV/NXP Funding, LLC
110,000 5.550%,  12/1/2028 111,990
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 77,774
180,000 3.250%,  5/11/2041 131,300
Open Text Corporation
71,000 3.875%,  12/1/2029
b
65,103
Open Text Holdings, Inc.
115,000 4.125%,  2/15/2030
b
105,450
Oracle Corporation
136,000 6.900%,  11/9/2052 150,862
164,000 4.800%,  8/3/2028 164,100
118,000 5.250%,  2/3/2032 117,730
58,000 4.700%,  9/27/2034 54,733
225,000 3.850%,  7/15/2036 192,134
408,000 4.000%,  7/15/2046 313,070

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Technology  0.7% - continued
PayPal Holdings, Inc.
$ 112,000 5.500%,  6/1/2054 $ 108,820
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
b
18,075
RingCentral, Inc.
97,000 8.500%,  8/15/2030
b
102,977
Rocket Software, Inc.
43,000 9.000%,  11/28/2028
b
44,540
Roper Technologies, Inc.
165,000 1.750%,  2/15/2031 136,179
Seagate HDD Cayman
69,925 9.625%,  12/1/2032 79,488
Sensata Technologies, Inc.
37,000 4.375%,  2/15/2030
b
34,263
20,000 3.750%,  2/15/2031
b
17,650
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
b
29,675
9,000 6.750%,  8/15/2032
b
9,242
SS&C Technologies, Inc.
66,000 5.500%,  9/30/2027
b
65,828
18,000 6.500%,  6/1/2032
b
18,294
Texas Instruments, Inc.
136,000 5.050%,  5/18/2063 122,049
UKG, Inc.
37,000 6.875%,  2/1/2031
b
37,776
Verisk Analytics, Inc.
96,000 5.250%,  6/5/2034 94,948
Viavi Solutions, Inc.
78,000 3.750%,  10/1/2029
a,b
70,962
Visa, Inc.
230,000 2.700%,  4/15/2040 167,834
VMware, LLC
108,000 4.650%,  5/15/2027 107,752
200,000 2.200%,  8/15/2031 166,823
Xerox Holdings Corporation
9,000 5.000%,  8/15/2025
b
8,959
137,000 5.500%,  8/15/2028
b
116,802
Total 8,181,751
Transportation  0.2%
Air Canada
74,000 3.875%,  8/15/2026
b
72,130
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
120,000 5.500%,  4/20/2026
b
119,931
52,575 5.750%,  4/20/2029
b
52,446
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
44,000 5.375%,  3/1/2029
a,b
41,958
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 104,751
136,000 4.450%,  3/15/2043 118,708
Canadian Pacific Railway
Company
136,000 4.700%,  5/1/2048 118,460
CSX Corporation
165,000 3.800%,  4/15/2050 124,780
DCLI Bidco, LLC
33,000 7.750%,  11/15/2029
b
33,935
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
285,000 4.750%,  10/20/2028
b
283,207
Principal
Amount Long-Term Fixed Income  33.6% Value
Transportation  0.2% - continued
ERAC USA Finance, LLC
$ 136,000 5.400%,  5/1/2053
b
$ 129,317
JetBlue Airways Corporation/
JetBlue Loyalty, LP
65,000 9.875%,  9/20/2031
b
68,715
Mileage Plus Holdings, LLC
170,000 6.500%,  6/20/2027
b
171,499
OneSky Flight, LLC
89,000 8.875%,  12/15/2029
b
91,173
Penske Truck Leasing Company,
LP/PTL Finance Corporation
127,000 5.750%,  5/24/2026
b
128,325
Rand Parent, LLC
91,000 8.500%,  2/15/2030
a,b
94,366
RXO, Inc.
84,000 7.500%,  11/15/2027
b
86,100
Stena International SA
57,000 7.250%,  1/15/2031
b
58,241
Union Pacific Corporation
272,000 2.973%,  9/16/2062 157,157
United Airlines, Inc.
77,000 4.375%,  4/15/2026
b
75,887
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
b
20,008
42,000 6.375%,  2/1/2030
a,b
38,490
Total 2,189,584
U.S. Government & Agencies  11.0%
U.S. Treasury Bonds
188,000 3.625%,  5/15/2053 152,926
4,000,000 1.625%,  11/15/2050 2,088,125
2,300,000 4.750%,  11/15/2053 2,273,047
2,190,000 5.250%,  11/15/2028 2,261,859
550,000 4.375%,  5/15/2040 527,893
7,335,000 1.375%,  11/15/2040 4,563,745
2,000,000 3.000%,  5/15/2042 1,573,203
4,999,000 2.500%,  5/15/2046 3,417,871
7,300,000 2.875%,  5/15/2049 5,187,563
U.S. Treasury Notes
5,000,000 0.250%,  8/31/2025 4,885,781
1,700,000 5.000%,  8/31/2025 1,706,163
2,500,000 4.250%,  12/31/2025 2,499,785
7,440,000 2.625%,  1/31/2026 7,322,515
3,610,000 0.500%,  2/28/2026 3,469,407
9,300,000 2.500%,  2/28/2026 9,131,528
20,100,000 4.625%,  2/28/2026 20,175,061
6,000,000 4.375%,  7/31/2026 6,013,359
4,000,000 3.500%,  9/30/2026 3,955,000
167,000 4.625%,  10/15/2026 168,083
4,200,000 0.500%,  4/30/2027 3,870,234
2,285,000 2.250%,  11/15/2027 2,167,001
4,700,000 3.875%,  12/31/2027 4,654,836
1,700,000 0.750%,  1/31/2028 1,534,781
3,400,000 3.500%,  1/31/2028 3,330,274
3,200,000 3.625%,  3/31/2028 3,141,250
5,450,000 2.875%,  5/15/2028 5,219,652
1,800,000 3.750%,  12/31/2028 1,764,141
4,100,000 3.500%,  9/30/2029 3,957,301
5,095,000 1.375%,  11/15/2031 4,185,065
5,025,000 4.125%,  11/15/2032 4,914,097
3,300,000 4.500%,  11/15/2033 3,295,488
Total 123,407,034

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Utilities  0.7%
AES Corporation
$ 271,000 3.950%,  7/15/2030
b
$ 250,699
Algonquin Power & Utilities
Corporation
83,000 4.750%,  1/18/2082
c
79,210
Alpha Generation, LLC
32,000 6.750%,  10/15/2032
b
32,355
American Water Capital
Corporation
133,000 5.450%,  3/1/2054 125,973
Appalachian Power Company
85,000 3.300%,  6/1/2027 82,280
Berkshire Hathaway Energy
Company
228,000 4.500%,  2/1/2045 196,477
Calpine Corporation
115,000 4.500%,  2/15/2028
b
111,576
CenterPoint Energy, Inc.
42,000 4.250%,  11/1/2028 40,782
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 156,525
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 58,587
325,000 4.125%,  5/15/2049 254,902
Constellation Energy Generation,
LLC
68,000 6.125%,  1/15/2034 70,696
Consumers Energy Company
175,000 4.350%,  4/15/2049 145,736
Dominion Energy, Inc.
17,000 6.875%,  2/1/2055
c
17,721
17,000 7.000%,  6/1/2054
c
17,981
DTE Electric Company
115,000 3.700%,  3/15/2045 88,329
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 159,829
Duke Energy Corporation
24,000 6.450%,  9/1/2054
c
24,074
194,000 5.450%,  6/15/2034 193,331
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 138,193
Edison International
30,000 7.875%,  6/15/2054
a,c
27,999
Enel Finance International NV
200,000 5.125%,  6/26/2029
b
200,126
Entergy Louisiana, LLC
36,000 5.800%,  3/15/2055 35,591
Essential Utilities, Inc.
66,000 4.800%,  8/15/2027 66,005
Eversource Energy
169,000 4.750%,  5/15/2026 168,924
Exelon Corporation
200,000 4.700%,  4/15/2050 168,471
263,000 4.450%,  4/15/2046 218,442
FirstEnergy Corporation
170,000 4.850%,  7/15/2047 144,522
Georgia Power Company
116,000 4.950%,  5/17/2033 113,477
67,000 5.250%,  3/15/2034 66,683
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 73,838
Principal
Amount Long-Term Fixed Income  33.6% Value
Utilities  0.7% - continued
Jersey Central Power & Light
Company
$ 150,000 2.750%,  3/1/2032
b
$ 127,788
Lightning Power, LLC
103,000 7.250%,  8/15/2032
b
106,385
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 155,614
National Rural Utilities Cooperative
Finance Corporation
84,000 3.700%,  3/15/2029 80,452
NextEra Energy Capital Holdings,
Inc.
131,000 5.900%,  3/15/2055 130,304
69,000 5.300%,  3/15/2032 68,868
NextEra Energy Operating
Partners, LP
119,000 3.875%,  10/15/2026
b
113,952
NiSource, Inc.
17,000 6.375%,  3/31/2055
c
16,867
255,000 5.650%,  2/1/2045 249,497
NRG Energy, Inc.
29,000 3.375%,  2/15/2029
b
26,527
40,000 5.250%,  6/15/2029
b
38,967
29,000 6.000%,  2/1/2033
b
28,334
29,000 6.250%,  11/1/2034
b
28,575
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 165,446
135,000 5.550%,  5/15/2029 134,549
126,000 4.550%,  7/1/2030 119,265
135,000 6.950%,  3/15/2034 143,521
66,000 5.800%,  5/15/2034 65,484
PG&E Corporation
40,000 7.375%,  3/15/2055
c
38,864
55,000 5.000%,  7/1/2028 52,996
PPL Capital Funding, Inc.
126,000 5.250%,  9/1/2034 123,777
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 103,815
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 141,769
Public Service Enterprise Group,
Inc.
135,000 5.875%,  10/15/2028 139,493
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 212,109
Southern California Edison
Company
52,000 5.450%,  3/1/2035 50,389
Southern Company
272,000 5.113%,  8/1/2027 273,690
189,000 4.850%,  3/15/2035 179,591
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 119,376
Southwestern Electric Power
Company
136,000 3.900%,  4/1/2045 102,091
Talen Energy Supply, LLC
66,000 8.625%,  6/1/2030
b
70,402
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
b
149,358

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  33.6% Value
Utilities  0.7% - continued
Virginia Electric and Power
Company
$ 48,000 5.350%,  1/15/2054 $ 44,736
125,000 4.600%,  12/1/2048 105,341
Vistra Corporation
35,000 8.000%,  10/15/2026
b,c,i
35,884
87,000 7.000%,  12/15/2026
b,c,i
87,291
Vistra Operations Company, LLC
181,000 5.000%,  7/31/2027
b
178,433
Xcel Energy, Inc.
102,000 4.600%,  6/1/2032 97,273
Total 7,636,407
Total Long-Term Fixed Income
(cost $402,288,748) 376,848,154
Shares Common Stock 10.8% Value
Communications Services  0.6%
4,725 Alphabet, Inc., Class A 963,994
5,760 Alphabet, Inc., Class C 1,184,256
1,193 AMC Networks, Inc.
k
11,489
706 Bandwidth, Inc.
k
12,546
9,674 Cargurus, Inc.
k
379,221
16 Charter Communications, Inc.
k
5,528
2,754 Cogent Communications Holdings 207,486
4,617 E.W. Scripps Company
k
8,680
28 Electronic Arts, Inc. 3,441
382 Entravision Communications
Corporation 821
1,886 Globalstar, Inc.
k
2,886
2,081 iHeartMedia, Inc.
k
4,620
412 Integral Ad Science Holding
Corporation
k
4,330
1,235 Iridium Communications, Inc. 35,506
564 Liberty Global, Ltd., Class A
k
6,492
1,117 Liberty Latin America, Ltd., Class
A
k
6,903
201 Liberty Media Corporation-Liberty
Live Group
k
14,792
2,225 Lumen Technologies, Inc.
k
10,991
1,349 Magnite, Inc.
k
23,203
3,436 Meta Platforms, Inc. 2,368,022
812 Netflix, Inc.
k
793,129
828 New York Times Company 44,960
3,401 News Corporation, Class A 95,636
97 Omnicom Group, Inc. 8,419
4,688 Pinterest, Inc.
k
154,516
2,322 QuinStreet, Inc.
k
54,939
239 Sinclair, Inc. 3,501
878 Sirius XM Holdings, Inc. 21,081
330 TechTarget, Inc.
k
5,620
745 Telephone and Data Systems, Inc. 26,336
357 TKO Group Holdings, Inc.
k
55,410
1,713 Trade Desk, Inc.
k
203,299
4,346 Verizon Communications, Inc. 171,189
207 Warner Brothers Discovery, Inc.
k
2,161
Total 6,895,403
Consumer Discretionary  1.3%
20 Adient plc
k
349
3,128 Advance Auto Parts, Inc. 151,708
13,541 Amazon.com, Inc.
k
3,218,425
2,733 American Axle & Manufacturing
Holdings, Inc.
k
14,294
Shares Common Stock  10.8% Value
Consumer Discretionary  1.3% - continued
1,332 American Eagle Outfitters, Inc. $ 21,498
331 Aptiv plc
k
20,661
374 Autoliv, Inc. 36,151
1,528 Bath & Body Works, Inc. 57,468
673 Best Buy Company, Inc. 57,784
1,641 Boot Barn Holdings, Inc.
k
263,955
601 BorgWarner, Inc. 19,172
256 Bright Horizons Family Solutions,
Inc.
k
31,386
2,064 Brunswick Corporation 139,196
51 CarMax, Inc.
k
4,368
105 Carvana Company
k
25,985
28 Cavco Industries, Inc.
k
14,242
4,923 Champion Homes, Inc.
k
454,541
1,541 Chewy, Inc.
k
60,068
3,693 Chipotle Mexican Grill, Inc.
k
215,487
1,527 Columbia Sportswear Company 134,834
3,469 Cooper-Standard Holdings, Inc.
k
53,492
860 Coursera, Inc.
k
6,631
437 Crocs, Inc.
k
44,605
1,786 Dana, Inc. 28,469
39 Darden Restaurants, Inc. 7,614
1,961 Deckers Outdoor Corporation
k
347,803
1,314 DoorDash, Inc.
k
248,123
134 Dorman Products, Inc.
k
17,591
1,314 eBay, Inc. 88,669
264 Etsy, Inc.
k
14,496
353 Expedia Group, Inc.
k
60,345
42 Five Below, Inc.
k
3,939
666 Fox Factory Holding Corporation
k
18,195
73 Frontdoor, Inc.
k
4,371
110 GameStop Corporation
k
2,959
1,967 Gap, Inc. 47,346
558 Garmin, Ltd. 120,444
3,099 Gentex Corporation 80,326
762 Goodyear Tire & Rubber
Company
k
6,759
1,425 Grand Canyon Education, Inc.
k
250,287
548 Group 1 Automotive, Inc. 250,156
2,988 Hanesbrands, Inc.
k
24,263
428 Hasbro, Inc. 24,755
2,527 Hilton Worldwide Holdings, Inc. 647,089
1,574 Home Depot, Inc. 648,456
573 Installed Building Products, Inc. 113,935
806 Latham Group, Inc.
k
5,884
2,267 Laureate Education, Inc.
k
42,438
1,095 La-Z-Boy, Inc. 51,684
133 Lear Corporation 12,514
385 Leggett & Platt, Inc. 4,066
714 LKQ Corporation 26,696
737 Lululemon Athletica, Inc.
k
305,265
655 Mattel, Inc.
k
12,209
1,072 McDonald's Corporation 309,486
1,460 Modine Manufacturing Company
k
148,117
442 Mohawk Industries, Inc.
k
54,057
720 NIKE, Inc. 55,368
33 NVR, Inc.
k
264,534
55 OneSpaWorld Holdings, Ltd. 1,175
534 O'Reilly Automotive, Inc.
k
691,220
1,554 Patrick Industries, Inc. 150,956
91 Planet Fitness, Inc.
k
9,843
415 Pool Corporation 142,864
2,205 PUMA SE 69,193
10,746 Qurate Retail, Inc. 3,794
64 Ralph Lauren Corporation 15,981

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  10.8% Value
Consumer Discretionary  1.3% - continued
428 Revolve Group, Inc.
k
$ 13,516
1,765 Ross Stores, Inc. 265,738
448 Service Corporation International/
US 34,998
4,595 SharkNinja, Inc.
k
513,767
1,851 Solid Power, Inc.
k
2,573
390 Stitch Fix, Inc.
k
1,837
5,242 Stoneridge, Inc.
k
27,101
158 Strategic Education, Inc. 15,520
400 Tapestry, Inc. 29,176
4,193 Tesla, Inc.
k
1,696,488
1,561 Texas Roadhouse, Inc. 282,697
48 TopBuild Corporation
k
16,449
532 Travel + Leisure Company 28,919
38 Ulta Beauty, Inc.
k
15,662
92 Vail Resorts, Inc. 15,651
352 Valvoline, Inc.
k
13,063
1,971 VF Corporation 51,187
184 Visteon Corporation
k
15,467
418 Wingstop, Inc. 124,522
4,963 Wyndham Hotels & Resorts, Inc. 521,214
Total 14,165,579
Consumer Staples  0.4%
3,337 Altria Group, Inc. 174,292
641 BellRing Brands, Inc.
k
49,581
1,899 BJ's Wholesale Club Holdings,
Inc.
k
188,096
604 Casey's General Stores, Inc. 254,749
775 Celsius Holdings, Inc.
k
19,359
1,849 Colgate-Palmolive Company 160,308
162 Costco Wholesale Corporation 158,741
2,662 e.l.f. Beauty, Inc.
k
265,960
3,137 J & J Snack Foods Corporation 430,491
2,616 John B. Sanfilippo & Son, Inc. 189,241
914 Kenvue, Inc. 19,459
694 Keurig Dr Pepper, Inc. 22,277
81 Kimberly-Clark Corporation 10,528
1,120 Lancaster Colony Corporation 188,989
94 Maplebear, Inc.
k
4,538
434 McCormick & Company, Inc. 33,518
4,504 Philip Morris International, Inc. 586,421
1,392 Procter & Gamble Company 231,058
395 Sysco Corporation 28,803
1,743 Turning Point Brands, Inc. 111,099
951 Tyson Foods, Inc. 53,722
389 US Foods Holding Corporation
k
27,592
2,240 Vita Coco Company, Inc.
k
83,866
8,757 Walmart, Inc. 859,587
Total 4,152,275
Energy  0.3%
824 Antero Midstream Corporation 13,217
1,725 Antero Resources Corporation
k
64,377
4,685 Archrock, Inc. 131,602
8,136 Baker Hughes Company 375,721
2,317 Berry Corporation 10,102
671 Cactus, Inc. 40,065
312 ConocoPhillips 30,835
74 Coterra Energy, Inc. 2,051
905 Crescent Energy Company 13,629
3,282 Devon Energy Corporation 111,916
150 DT Midstream, Inc. 15,162
4,460 EOG Resources, Inc. 561,023
193 EQT Corporation 9,866
Shares Common Stock  10.8% Value
Energy  0.3% - continued
3,179 Expand Energy Corporation $ 322,986
4,958 Exxon Mobil Corporation 529,663
337 Gulfport Energy Corporation
k
60,158
411 Halliburton Company 10,694
2,543 Hess Midstream, LP 103,017
2,853 Kinder Morgan, Inc. 78,400
401 Kodiak Gas Services, Inc. 18,759
5,054 Kosmos Energy, Ltd.
k
16,072
5,613 Matador Resources Company 325,554
90 Natural Gas Services Group, Inc.
k
2,355
4,531 Noble Corporation plc 145,219
951 Oceaneering International, Inc.
k
23,632
1,054 Ovintiv, Inc. 44,500
405 Par Pacific Holdings, Inc.
k
6,772
145 Phillips 66 17,091
2,667 Schlumberger NV 107,427
907 Sitio Royalties Corporation 18,267
657 SM Energy Company 24,940
548 Solaris Energy Infrastructure, Inc. 14,955
549 Talos Energy, Inc.
k
5,446
15 Targa Resources Corporation 2,952
12,589 TechnipFMC plc 378,300
538 Vital Energy, Inc.
k
17,162
2,477 Williams Companies, Inc. 137,300
Total 3,791,187
Financials  1.7%
442 1st Source Corporation 27,722
59 Affirm Holdings, Inc.
k
3,603
810 Allstate Corporation 155,787
5,397 Ally Financial, Inc. 210,321
2,065 Amalgamated Financial
Corporation 72,151
185 American Express Company 58,728
265 Ameriprise Financial, Inc. 143,990
402 Ameris Bancorp 26,391
138 AMERISAFE, Inc. 6,903
1,273 Annaly Capital Management, Inc. 25,982
1,119 Arch Capital Group, Ltd. 104,145
52 Arrow Financial Corporation 1,384
401 Arthur J. Gallagher & Company 121,030
640 Artisan Partners Asset
Management, Inc. 28,602
3,546 Associated Banc-Corp 89,146
188 Assurant, Inc. 40,456
235 Assured Guaranty, Ltd. 22,231
130 Atlantic Union Bankshares
Corporation 4,910
8,095 AvidXchange Holdings, Inc.
k
85,807
90 Axis Capital Holdings, Ltd. 8,192
270 Axos Financial, Inc.
k
18,881
8 BancFirst Corporation 953
6,018 Bank of America Corporation 278,633
24 Bank of Hawaii Corporation 1,788
155 Bank of Marin Bancorp 3,917
3,210 Bank of N.T. Butterfield & Son, Ltd. 117,775
368 Bank of New York Mellon
Corporation 31,622
216 Bank OZK 10,971
252 BankFinancial Corporation 3,397
526 BankUnited, Inc. 21,624
348 Bar Harbor Bankshares 11,025
473 BCB Bancorp, Inc. 5,123
1,361 Berkshire Hathaway, Inc.
k
637,860
638 Berkshire Hills Bancorp, Inc. 18,764

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  10.8% Value
Financials  1.7% - continued
202 Block, Inc.
k
$ 18,346
3,430 Blue Owl Capital, Inc. 89,214
33 BOK Financial Corporation 3,644
7,471 Bridgewater Bancshares, Inc.
k
105,491
389 Brighthouse Financial, Inc.
k
24,005
1,163 Brookline Bancorp, Inc. 14,223
659 Brown & Brown, Inc. 68,971
73 Burke & Herbert Financial Services
Corporation 4,695
453 Business First Bancshares, Inc. 12,226
172 Byline Bancorp, Inc. 5,046
472 Cadence Bank 16,614
33 Camden National Corporation 1,497
29 Capital City Bank Group, Inc. 1,070
1,931 Capitol Federal Financial, Inc. 11,489
1,007 Carlyle Group, Inc. 56,553
78 Cathay General Bancorp 3,704
2,191 Cboe Global Markets, Inc. 447,687
7,718 Charles Schwab Corporation 638,433
791 Chimera Investment Corporation 11,778
40 ChoiceOne Financial Services, Inc. 1,340
110 Cincinnati Financial Corporation 15,075
1,321 Citigroup, Inc. 107,569
124 Citizens Financial Group, Inc. 5,899
438 CNB Financial Corporation 11,081
664 CNO Financial Group, Inc. 26,520
15 Coinbase Global, Inc.
k
4,370
485 Columbia Banking System, Inc. 13,531
377 Comerica, Inc. 25,380
355 Commerce Bancshares, Inc. 23,714
58 Community Financial System, Inc. 3,801
1,248 Community Trust Bancorp, Inc. 66,780
202 ConnectOne Bancorp, Inc. 5,119
171 Cullen/Frost Bankers, Inc. 23,837
291 Customers Bancorp, Inc.
k
16,581
80 CVB Financial Corporation 1,667
34 Diamond Hill Investment Group,
Inc. 5,101
121 Discover Financial Services 24,332
965 Donnelley Financial Solutions, Inc.
k
64,047
346 Eagle Bancorp, Inc. 9,069
471 East West Bancorp, Inc. 48,499
188 Eastern Bankshares, Inc. 3,452
1,697 Ellington Credit Company 11,132
111 Employers Holdings, Inc. 5,457
442 Enact Holdings, Inc. 14,931
231 Enova International, Inc.
k
25,946
403 Enterprise Financial Services
Corporation 24,116
54 Equitable Holdings, Inc. 2,939
284 Equity Bancshares, Inc. 12,382
280 Essent Group, Ltd. 16,310
10,545 F.N.B. Corporation 165,451
313 FactSet Research Systems, Inc. 148,490
973 Federal Agricultural Mortgage
Corporation 192,440
2,258 Federated Hermes, Inc. 89,801
313 Fidelity National Information
Services, Inc. 25,500
238 Fifth Third Bancorp 10,546
649 Financial Institutions, Inc. 17,114
89 First American Financial
Corporation 5,627
3,279 First Bancorp/Puerto Rico 68,072
511 First Bancshares, Inc. 19,597
2,684 First Busey Corporation 65,168
Shares Common Stock  10.8% Value
Financials  1.7% - continued
69 First Business Financial Services,
Inc. $ 3,565
4 First Citizens BancShares, Inc./NC 8,819
613 First Financial Bancorp 17,176
216 First Financial Bankshares, Inc. 8,048
240 First Financial Corporation 11,566
134 First Hawaiian, Inc. 3,701
1,710 First Horizon Corporation 37,432
253 First Internet Bancorp 8,240
67 First Interstate BancSystem, Inc. 2,208
458 First Merchants Corporation 20,354
679 First Mid-Illinois Bancshares, Inc. 25,754
1,962 Fiserv, Inc.
k
423,870
235 Flagstar Financial, Inc. 2,780
604 Flushing Financial Corporation 8,426
171 Flywire Corporation
k
3,305
4,046 Fulton Financial Corporation 82,296
6,152 Glacier Bancorp, Inc. 305,570
775 Great Southern Bancorp, Inc. 45,562
616 Hamilton Lane, Inc. 98,055
489 Hancock Whitney Corporation 29,213
1,136 Hanmi Financial Corporation 27,287
131 Hanover Insurance Group, Inc. 20,055
208 Hartford Financial Services Group,
Inc. 23,202
48 HBT Financial, Inc. 1,167
284 Heartland Financial USA, Inc. 18,366
271 Heritage Commerce Corporation 2,626
426 Home BancShares, Inc. 12,861
1,043 Hometrust Bancshares, Inc. 38,351
1,170 Hope Bancorp, Inc. 13,642
57 Horace Mann Educators
Corporation 2,202
827 Horizon Bancorp, Inc. 13,885
2,743 Houlihan Lokey, Inc. 498,458
452 Huntington Bancshares, Inc./OH 7,774
17 Independent Bank Corporation/MA 1,142
300 Independent Bank Corporation/MI 10,920
27 Interactive Brokers Group, Inc. 5,871
6,440 Intercontinental Exchange, Inc. 1,029,305
1,526 Invesco, Ltd. 29,345
66 Investar Holding Corporation 1,259
3,135 J.P. Morgan Chase & Company 837,985
1,703 Jack Henry & Associates, Inc. 296,475
1,989 Janus Henderson Group plc 89,366
1,586 Kearny Financial Corporation/MD 10,943
1,639 KeyCorp 29,469
1,474 Kinsale Capital Group, Inc. 651,420
192 LendingTree, Inc.
k
8,627
61 Loews Corporation 5,212
60 M&T Bank Corporation 12,074
157 MarketAxess Holdings, Inc. 34,639
1,460 Mastercard, Inc. 810,928
372 Mercantile Bank Corporation 18,157
137 Metropolitan Bank Holding
Corporation
k
8,786
6,667 MGIC Investment Corporation 170,275
258 Mid Penn Bancorp, Inc. 7,771
549 Midland States Bancorp, Inc. 10,574
1,914 MidWestOne Financial Group, Inc. 60,540
90 Morningstar, Inc. 29,578
832 Mr. Cooper Group, Inc.
k
86,370
1,074 MSCI, Inc. 640,931
13,419 Nasdaq, Inc. 1,104,920
9 Nelnet, Inc. 992
67 Nicolet Bankshares, Inc. 7,513

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  10.8% Value
Financials  1.7% - continued
2,914 NMI Holdings, Inc.
k
$ 112,539
38 Northeast Community Bancorp,
Inc. 942
2,521 Northern Trust Corporation 283,083
731 Northfield Bancorp, Inc. 8,531
24 Northrim BanCorp, Inc. 2,043
1,180 Northwest Bancshares, Inc. 15,588
3,869 OceanFirst Financial Corporation 69,487
1,836 OFG Bancorp 78,416
832 Old National Bancorp 19,843
558 Old Republic International
Corporation 20,412
1,774 Old Second Bancorp, Inc. 33,333
892 OneMain Holdings, Inc. 49,542
330 Orrstown Financial Services, Inc. 11,992
115 Palomar Holdings, Inc.
k
12,405
11 Park National Corporation 1,867
184 Paymentus Holdings, Inc.
k
5,881
722 PayPal Holdings, Inc.
k
63,955
210 PCB Bancorp 4,051
478 Peoples Bancorp, Inc./OH 15,607
226 Pinnacle Financial Partners, Inc. 28,198
158 PNC Financial Services Group,
Inc. 31,750
1,023 Popular, Inc. 105,308
102 Principal Financial Group, Inc. 8,410
2,373 Progressive Corporation 584,802
2,350 Prosperity Bancshares, Inc. 188,000
1,182 Provident Financial Services, Inc. 21,950
139 Prudential Financial, Inc. 16,786
3,201 Radian Group, Inc. 108,898
282 Regions Financial Corporation 6,948
62 Reinsurance Group of America,
Inc. 14,127
512 Renasant Corporation 19,907
1,149 Rithm Capital Corporation 13,225
4,317 RLI Corporation 316,652
4,047 Robinhood Markets, Inc.
k
210,242
654 S&P Global, Inc. 341,002
2,250 SEI Investments Company 194,805
93 ServisFirst Bancshares, Inc. 8,432
352 Shore Bancshares, Inc. 5,755
95 Sierra Bancorp 2,863
84 Simmons First National
Corporation 1,908
88 Southern Missouri Bancorp, Inc. 5,208
201 Southside Bancshares, Inc. 6,317
298 SouthState Corporation 31,466
113 Stellar Bancorp, Inc. 3,209
733 StepStone Group, Inc. 46,971
87 Stifel Financial Corporation 10,079
738 Synovus Financial Corporation 41,638
60 Texas Capital Bancshares, Inc.
k
4,737
1,035 TPG RE Finance Trust, Inc. 8,704
3,186 TPG, Inc. 214,258
4,099 Tradeweb Markets, Inc. 520,163
4,616 Triumph Financial, Inc.
k
355,709
2,056 Truist Financial Corporation 97,907
403 TrustCo Bank Corporation NY 12,960
2,263 Trustmark Corporation 84,862
557 U.S. Bancorp 26,613
97 UMB Financial Corporation 11,436
297 United Bankshares, Inc. 11,434
176 United Community Banks, Inc. 5,838
99 Unity Bancorp, Inc. 4,787
Shares Common Stock  10.8% Value
Financials  1.7% - continued
428 Univest Financial Corporation $ 13,007
646 Unum Group 49,258
677 Valley National Bancorp 6,960
517 Veritex Holdings, Inc. 13,856
51 Virtu Financial, Inc. 2,043
1,352 Visa, Inc. 462,114
326 WaFd, Inc. 9,676
52 Walker & Dunlop, Inc. 4,996
510 Webster Financial Corporation 30,722
2,850 Wells Fargo & Company 224,580
444 WesBanco, Inc. 15,558
342 Westamerica Bancorporation 17,702
4,205 Western Alliance Bancorp 369,493
4,943 Western Union Company 51,012
21 Willis Towers Watson plc 6,921
184 Wintrust Financial Corporation 24,069
57 WSFS Financial Corporation 3,192
3,500 Zions Bancorp NA 202,510
Total 19,250,936
Health Care  1.3%
5,121 Abbott Laboratories 655,130
167 AbbVie, Inc. 30,711
349 ACELYRIN, Inc.
k
688
106 ADMA Biologics, Inc.
k
1,712
5,619 Agilent Technologies, Inc. 851,391
230 Agios Pharmaceuticals, Inc.
k
7,910
209 Align Technology, Inc.
k
45,794
222 Amgen, Inc. 63,363
727 Amicus Therapeutics, Inc.
k
6,965
214 Anika Therapeutics, Inc.
k
3,651
291 Argenx SE ADR
k
190,643
57 Arvinas, Inc.
k
1,004
134 Astria Therapeutics, Inc.
k
1,053
79 Biogen, Inc.
k
11,370
754 Bio-Techne Corporation 55,457
7,190 Boston Scientific Corporation
k
735,968
90 Bruker Corporation 5,234
1,249 Cabaletta Bio, Inc.
k
2,985
759 CareDx, Inc.
k
17,685
3,594 Caribou Biosciences, Inc.
k
5,139
658 Cencora, Inc. 167,270
275 Centene Corporation
k
17,608
1,465 Certara, Inc.
k
20,847
31 Charles River Laboratories
International, Inc.
k
5,108
248 Chemed Corporation 139,376
4,299 Concentra Group Holdings Parent,
Inc. 100,210
456 Cooper Companies, Inc.
k
44,027
504 CryoPort, Inc.
k
3,800
4,178 Danaher Corporation 930,608
490 Definitive Healthcare Corporation
k
2,381
889 Denali Therapeutics, Inc.
k
20,714
1,793 Dentsply Sirona, Inc. 35,430
2,302 Dexcom, Inc.
k
199,883
166 Doximity, Inc.
k
9,811
801 Editas Medicine, Inc.
k
1,049
854 Edwards Lifesciences Corporation
k
61,872
3,079 Elanco Animal Health, Inc.
k
37,040
1,431 Eli Lilly & Company 1,160,655
1,124 Enanta Pharmaceuticals, Inc.
k
5,744
4,150 Encompass Health Corporation 411,971
1,306 Exact Sciences Corporation
k
73,201
76 Exelixis, Inc.
k
2,519

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  10.8% Value
Health Care  1.3% - continued
1,170 Fate Therapeutics, Inc.
k
$ 1,521
733 Fortrea Holdings, Inc.
k
12,322
4,518 Globus Medical, Inc.
k
418,909
1,166 GoodRx Holdings, Inc.
k
5,562
4,278 Haemonetics Corporation
k
295,396
2,281 HealthEquity, Inc.
k
251,868
263 Humana, Inc. 77,119
1,536 IDEXX Laboratories, Inc.
k
648,269
22 Illumina, Inc.
k
2,920
302 Incyte Corporation
k
22,396
840 Inspire Medical Systems, Inc.
k
162,540
528 Insulet Corporation
k
146,985
552 Integra LifeSciences Holdings
Corporation
k
14,407
842 Intellia Therapeutics, Inc.
k
8,689
162 Intuitive Surgical, Inc.
k
92,645
113 IQVIA Holding, Inc.
k
22,754
644 iTeos Therapeutics, Inc.
k
4,856
614 Johnson & Johnson 93,420
377 Kura Oncology, Inc.
k
2,982
17 Labcorp Holdings, Inc. 4,247
11 Ligand Pharmaceuticals, Inc.
k
1,282
316 Medpace Holdings, Inc.
k
110,331
10,919 Medtronic plc 991,664
330 Mettler-Toledo International, Inc.
k
450,265
354 Myriad Genetics, Inc.
k
4,485
1,300 Natera, Inc.
k
229,996
555 Neurocrine Biosciences, Inc.
k
84,260
1,357 Nkarta, Inc.
k
3,175
200 Novocure, Ltd.
k
4,904
1,584 Penumbra, Inc.
k
422,880
71 Phibro Animal Health Corporation 1,549
165 Prestige Consumer Healthcare,
Inc.
k
12,667
6,720 Progyny, Inc.
k
155,702
506 Prothena Corporation plc
k
7,200
80 PTC Therapeutics, Inc.
k
3,670
702 QIAGEN NV 31,337
75 Quest Diagnostics, Inc. 12,233
60 Regeneron Pharmaceuticals, Inc.
k
40,379
2,184 Relay Therapeutics, Inc.
k
9,762
2,893 Repligen Corporation
k
480,846
8 Revvity, Inc. 1,009
702 Rocket Pharmaceuticals, Inc.
k
7,539
5,599 Royalty Pharma plc 176,816
3,481 RxSight, Inc.
k
117,901
425 Sarepta Therapeutics, Inc.
k
48,331
8,072 scPharmaceuticals, Inc.
k
26,799
385 STERIS plc 84,950
11,026 Stevanato Group SPA 247,093
941 Stryker Corporation 368,204
2,945 Sutro Biopharma, Inc.
k
5,654
158 Teleflex, Inc. 28,478
243 Tenet Healthcare Corporation
k
34,236
1,142 Thermo Fisher Scientific, Inc. 682,631
6,065 Twist Bioscience Corporation
k
317,624
148 United Therapeutics Corporation
k
51,973
501 UnitedHealth Group, Inc. 271,787
43 Veeva Systems, Inc.
k
10,030
2,163 Vericel Corporation
k
126,622
1,292 Vertex Pharmaceuticals, Inc.
k
596,491
992 Viatris, Inc. 11,190
8,642 Viemed Healthcare, Inc.
k
70,778
145 Waters Corporation
k
60,245
383 Waystar Holding Corporation
k
15,393
Shares Common Stock  10.8% Value
Health Care  1.3% - continued
435 West Pharmaceutical Services,
Inc. $ 148,574
902 Xencor, Inc.
k
16,489
402 Xenon Pharmaceuticals, Inc.
k
16,072
925 Zentalis Pharmaceuticals, Inc.
k
1,610
379 Zoetis, Inc. 64,771
Total 15,102,661
Industrials  1.5%
617 A.O. Smith Corporation 41,524
247 AAR Corporation
k
16,737
989 Advanced Drainage Systems, Inc. 119,580
2,430 AECOM 256,219
4,378 Air Lease Corporation 202,264
129 Alaska Air Group, Inc.
k
9,449
324 Allison Transmission Holdings, Inc. 38,083
2,919 AMETEK, Inc. 538,731
95 Applied Industrial Technologies,
Inc. 24,703
283 Arcosa, Inc. 28,668
19 Argan, Inc. 2,599
1,221 Armstrong World Industries, Inc. 184,383
803 Array Technologies, Inc.
k
5,886
2,184 Atmus Filtration Technologies, Inc. 91,335
2,092 Automatic Data Processing, Inc. 633,897
112 Axon Enterprise, Inc.
k
73,044
735 AZEK Company, Inc.
k
37,654
11,133 Badger Infrastructure Solutions,
Ltd. 302,579
4,521 Barrett Business Services, Inc. 195,895
974 Beacon Roofing Supply, Inc.
k
115,263
210 Bloom Energy Corporation
a,k
4,952
1,554 Brady Corporation 115,757
3,875 BWX Technologies, Inc. 437,604
1 CACI International, Inc.
k
386
793 Casella Waste Systems, Inc.
k
85,279
160 Caterpillar, Inc. 59,430
4,379 CECO Environmental Corporation
k
124,013
709 Clean Harbors, Inc.
k
165,197
167 CSG Systems International, Inc. 9,818
32 CSW Industrials, Inc. 10,554
21,745 CSX Corporation 714,758
47 Cummins, Inc. 16,744
259 Curtiss-Wright Corporation 89,857
3,035 Dayforce, Inc.
k
214,696
407 DNOW, Inc.
k
6,056
2 Dover Corporation 407
353 EMCOR Group, Inc. 158,165
398 Energy Recovery, Inc.
k
5,707
5,545 Enerpac Tool Group Corporation 250,579
17 ESCO Technologies, Inc. 2,257
11,143 ExlService Holdings, Inc.
k
560,047
540 Expeditors International of
Washington, Inc. 61,333
4,545 Fastenal Company 332,876
3,063 Ferguson Enterprises, Inc. 554,771
3,878 Flowserve Corporation 242,840
307 Fortive Corporation 24,968
658 Frontier Group Holdings, Inc.
k
5,547
6,474 Gates Industrial Corporation plc
k
133,947
2,024 Graco, Inc. 170,360
2,359 Great Lakes Dredge & Dock
Corporation
k
25,925
118 Griffon Corporation 8,941
6,908 Helios Technologies, Inc. 308,166

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  10.8% Value
Industrials  1.5% - continued
76 Herc Holdings, Inc. $ 15,501
3,485 Howmet Aerospace, Inc. 441,131
1,055 Hudson Technologies, Inc.
k
6,119
16 Huron Consulting Group, Inc.
k
2,029
132 IDEX Corporation 29,609
580 IES Holdings, Inc.
k
128,342
3,414 Ingersoll Rand, Inc. 320,233
560 ITT Corporation 84,571
343 JB Hunt Transport Services, Inc. 58,728
431 Kirby Corporation
k
47,044
3,497 Knight-Swift Transportation
Holdings, Inc. 199,644
3,961 Korn Ferry 280,162
644 Kratos Defense & Security
Solutions, Inc.
k
21,490
1,387 Landstar System, Inc. 228,383
527 Leidos Holdings, Inc. 74,850
319 Lincoln Electric Holdings, Inc. 63,411
43 Lindsay Corporation 5,770
264 ManpowerGroup, Inc. 15,898
1,488 Masco Corporation 117,969
19,010 Masterbrand, Inc.
k
329,253
66 McGrath RentCorp 8,096
1,396 Miller Industries, Inc. 92,094
1,510 Moog, Inc. 274,307
3,237 Mueller Water Products, Inc. 74,451
2,616 nVent Electric plc 170,275
1,655 Old Dominion Freight Line, Inc. 307,185
150 Otis Worldwide Corporation 14,313
1,081 Owens Corning, Inc. 199,499
154 PACCAR, Inc. 17,076
534 Parker-Hannifin Corporation 377,565
173 Paylocity Holding Corporation
k
35,555
1,305 Pentair plc 135,302
324 Quanta Services, Inc. 99,666
908 Regal Rexnord Corporation 144,127
72 Republic Services, Inc. 15,615
2,740 Robert Half, Inc. 177,525
789 Rockwell Automation, Inc. 219,681
69 Rush Enterprises, Inc. 4,192
98 Ryder System, Inc. 15,622
473 Saia, Inc.
k
227,092
5,791 Schneider National, Inc. 172,282
2,861 Shoals Technologies Group, Inc.
k
13,676
453 SkyWest, Inc.
k
54,777
2,042 Southwest Airlines Company 62,710
110 SS&C Technologies Holdings, Inc. 8,905
744 Stanley Black & Decker, Inc. 65,524
3,933 Timken Company 315,702
2,009 Trane Technologies plc 728,765
14 TransDigm Group, Inc. 18,947
1,688 TransUnion 167,534
1,537 Uber Technologies, Inc.
k
102,748
1,913 UFP Industries, Inc. 221,238
178 UL Solutions, Inc. 9,596
281 Union Pacific Corporation 69,629
4,510 United Airlines Holdings, Inc.
k
477,338
184 United Rentals, Inc. 139,483
1,971 Verisk Analytics, Inc. 566,544
638 Verra Mobility Corporation
k
16,837
71 Wabtec Corporation 14,762
1,054 Waste Connections, Inc. 193,694
487 Waste Management, Inc. 107,267
282 Watsco, Inc. 134,962
Shares Common Stock  10.8% Value
Industrials  1.5% - continued
6,063 WNS Holdings, Ltd.
k
$ 371,359
Total 16,934,084
Information Technology  2.6%
272 Adobe, Inc.
k
118,986
541 Advanced Micro Devices, Inc.
k
62,729
1,306 Agilysys, Inc.
k
117,827
283 Ambarella, Inc.
k
21,712
15,435 Amphenol Corporation 1,092,489
19,816 Apple, Inc. 4,676,576
433 Applied Materials, Inc. 78,092
5,390 Arista Networks, Inc.
k
621,090
2,505 ASGN, Inc.
k
220,966
37 Astera Labs, Inc.
k
3,752
62 Atlassian Corporation
k
19,020
3,345 Autodesk, Inc.
k
1,041,432
417 BILL Holdings, Inc.
k
40,353
6,992 Broadcom, Inc. 1,547,120
337 CDW Corporation 67,110
341 Cerence, Inc.
k
4,249
2,673 Ciena Corporation
k
232,925
603 Clearwater Analytics Holdings,
Inc.
k
16,980
224 Coherent Corporation
k
20,270
6,528 Cohu, Inc.
k
149,556
169 CommVault Systems, Inc.
k
26,915
83 Consensus Cloud Solutions, Inc.
k
2,351
456 Credo Technology Group Holding,
Ltd.
k
31,929
421 CrowdStrike Holdings, Inc.
k
167,587
867 CyberArk Software, Ltd.
k
321,640
538 Datadog, Inc.
k
76,778
938 Descartes Systems Group, Inc.
k
108,649
1,761 DocuSign, Inc.
k
170,341
694 Dolby Laboratories, Inc. 58,109
2,919 Dynatrace Holdings, LLC
k
168,572
96 Elastic NV
k
10,808
190 Enphase Energy, Inc.
k
11,833
208 F5, Inc.
k
61,830
1,368 Fabrinet
k
295,775
94 Fair Isaac Corporation
k
176,115
112 FARO Technologies, Inc.
k
3,553
19 First Solar, Inc.
k
3,183
1,335 Flex, Ltd.
k
55,603
511 Fortinet, Inc.
k
51,550
3,728 Freshworks, Inc.
k
69,341
330 Gartner, Inc.
k
179,134
4,875 Gitlab, Inc.
k
354,705
653 Globant SA
k
139,298
2,411 Guidewire Software, Inc.
k
509,372
322 HubSpot, Inc.
k
251,009
816 Impinj, Inc.
k
103,542
296 International Business Machines
Corporation 75,687
133 IPG Photonics Corporation
k
9,753
231 Itron, Inc.
k
24,800
12,151 JFrog, Ltd.
k
422,369
237 Keysight Technologies, Inc.
k
42,269
4,488 Lattice Semiconductor
Corporation
k
255,906
1,237 Littelfuse, Inc. 294,851
22 MACOM Technology Solutions
Holdings, Inc.
k
2,909
1,629 Marvell Technology, Inc. 183,849
9,933 Microsoft Corporation 4,122,791

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  10.8% Value
Information Technology  2.6% - continued
50 MicroStrategy, Inc.
k
$ 16,739
96 Mirion Technologies, Inc.
k
1,521
866 MongoDB, Inc.
k
236,695
4 Monolithic Power Systems, Inc. 2,549
1,193 Motorola Solutions, Inc. 559,815
610 Napco Security Technologies, Inc. 22,387
203 nCino, Inc.
k
6,904
1,106 NetApp, Inc. 135,043
33,353 NVIDIA Corporation 4,004,695
117 Okta, Inc.
k
11,024
440 Olo, Inc.
k
3,247
1,153 ON Semiconductor Corporation
k
60,348
1,792 Onto Innovation, Inc.
k
366,930
1,157 Oracle Corporation 196,759
200 Palantir Technologies, Inc.
k
16,498
3,049 PDF Solutions, Inc.
k
84,945
2,762 Pegasystems, Inc. 299,097
693 Plexus Corporation
k
98,205
66 Procore Technologies, Inc.
k
5,251
1,073 PTC, Inc.
k
207,604
499 Q2 Holdings, Inc.
k
47,490
1,157 Qorvo, Inc.
k
96,008
783 QUALCOMM, Inc. 135,404
2,289 Salesforce, Inc. 782,151
668 ServiceNow, Inc.
k
680,278
1,134 Silicon Laboratories, Inc.
k
153,759
544 SolarWinds Corporation 8,095
25 Super Micro Computer, Inc.
k
713
137 TD SYNNEX Corporation 19,524
211 TE Connectivity plc 31,222
98 Teledyne Technologies, Inc.
k
50,110
318 Tenable Holdings, Inc.
k
13,703
8,100 Trimble, Inc.
k
607,176
14,311 TTM Technologies, Inc.
k
351,907
319 Tyler Technologies, Inc.
k
191,923
79 Unity Software, Inc.
k
1,754
539 Universal Display Corporation 80,807
6,188 Varonis Systems, Inc.
k
280,688
1,149 VeriSign, Inc.
k
247,035
96 Vontier Corporation 3,701
1,213 Workiva, Inc.
k
119,141
169 Xerox Holdings Corporation 1,443
Total 29,238,228
Materials  0.4%
570 Albemarle Corporation
a
47,988
128 Alcoa Corporation 4,521
361 Allegheny Technologies, Inc.
k
20,610
178 AptarGroup, Inc. 27,973
730 Aspen Aerogels, Inc.
k
8,534
885 Avient Corporation 37,967
3,178 Axalta Coating Systems, Ltd.
k
114,217
149 Balchem Corporation 23,834
812 Ball Corporation 45,229
453 Celanese Corporation 32,181
1,778 Chemours Company 33,764
8,257 Constellium SE
k
81,992
420 Corteva, Inc. 27,414
4,893 DuPont de Nemours, Inc. 375,782
78 Eagle Materials, Inc. 20,026
262 Eastman Chemical Company 26,108
4,068 Ecolab, Inc. 1,017,773
1,766 Element Solutions, Inc. 45,581
1,053 FMC Corporation 58,736
2,315 Greif, Inc. 141,724
Shares Common Stock  10.8% Value
Materials  0.4% - continued
3,322 Hecla Mining Company $ 18,869
245 Huntsman Corporation 4,123
3,307 Ingevity Corporation
k
149,973
235 Innospec, Inc. 26,637
21 International Flavors & Fragrances,
Inc. 1,829
10,288 Ivanhoe Mines, Ltd.
k
110,500
344 Kaiser Aluminum Corporation 24,080
288 Knife River Corporation
k
29,831
264 Koppers Holdings, Inc. 7,857
1,477 Linde plc 658,919
30 LyondellBasell Industries NV 2,271
638 Magnera Corporation
k
11,905
267 Martin Marietta Materials, Inc. 145,280
362 Minerals Technologies, Inc. 27,762
1,581 Mosaic Company 44,094
495 O-I Glass, Inc.
k
5,910
5,857 Olin Corporation 171,552
278 Orion SA 3,878
221 Packaging Corporation of America 46,998
100 PPG Industries, Inc. 11,538
325 Radius Recycling, Inc. 3,903
145 Ranpak Holdings Corporation
k
1,061
533 Royal Gold, Inc. 74,524
961 RPM International, Inc. 121,663
530 Sealed Air Corporation 18,460
383 Sensient Technologies Corporation 28,920
689 Sonoco Products Company 32,824
1,166 Steel Dynamics, Inc. 149,481
147 Stepan Company 9,318
1,523 Trinseo plc 6,305
21,434 Tronox Holdings plc 220,127
250 United States Lime & Minerals, Inc. 27,645
859 United States Steel Corporation 31,654
164 Vulcan Materials Company 44,961
2,272 West Fraser Timber Company, Ltd. 197,164
Total 4,663,770
Real Estate  0.4%
2,977 Agree Realty Corporation 216,041
1,104 Alexandria Real Estate Equities,
Inc. 107,474
254 Alpine Income Property Trust, Inc. 4,282
385 American Assets Trust, Inc. 9,348
1,265 Brixmor Property Group, Inc. 32,966
4,941 Broadstone Net Lease, Inc. 77,771
1,370 CBRE Group, Inc.
k
198,294
1,863 Chatham Lodging Trust 16,283
2,733 Compass, Inc.
k
19,814
1,996 CoStar Group, Inc.
k
152,894
1,341 CTO Realty Growth, Inc. 26,324
1,152 Curbline Properties Corporation 28,189
12,928 Cushman and Wakefield plc
k
178,277
2,409 Douglas Elliman, Inc.
k
4,288
36 EastGroup Properties, Inc. 6,106
1,457 EPR Properties 67,168
35 Equinix, Inc. 31,978
22,181 Essential Properties Realty Trust,
Inc. 712,010
72 Essex Property Trust, Inc. 20,489
316 Extra Space Storage, Inc. 48,664
862 First Industrial Realty Trust, Inc. 46,022
808 Getty Realty Corporation 25,056
1,880 Global Net Lease, Inc. 13,517
212 Host Hotels & Resorts, Inc. 3,543

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  10.8% Value
Real Estate  0.4% - continued
317 Howard Hughes Holdings, Inc.
k
$ 24,209
1,064 Independence Realty Trust, Inc. 20,439
2,976 Industrial Logistics Properties Trust 11,815
643 Innovative Industrial Properties,
Inc. 46,090
1,547 InvenTrust Properties Corporation 46,008
244 Invitation Homes, Inc. 7,601
176 Medical Properties Trust, Inc. 825
8,315 National Storage Affiliates Trust 308,902
2,622 NetSTREIT Corporation 37,967
9,245 Outfront Media, Inc. 170,108
362 Park Hotels & Resorts, Inc. 4,883
3,183 Pebblebrook Hotel Trust 41,793
191 RE/MAX Holdings, Inc.
k
1,906
1,421 Rexford Industrial Realty, Inc. 57,778
17,792 RLJ Lodging Trust 173,472
234 RMR Group, Inc. 4,369
101 Ryman Hospitality Properties 10,589
27,700 Sabra Health Care REIT, Inc. 462,867
345 Safehold, Inc. 5,593
623 SBA Communications Corporation 123,080
770 Sila Realty Trust, Inc. 19,142
5,282 STAG Industrial, Inc. 180,539
4,721 Tanger, Inc. 154,943
3,995 Terreno Realty Corporation 261,353
17,326 Uniti Group, Inc. 94,427
38 Universal Health Realty Income
Trust 1,484
1,046 Zillow Group, Inc., Class A
k
82,843
2,447 Zillow Group, Inc., Class C
k
201,192
Total 4,603,015
Utilities  0.3%
8,693 AES Corporation 95,623
1,506 Alliant Energy Corporation 88,673
70 American States Water Company 5,215
424 American Water Works Company,
Inc. 52,848
58 Artesian Resources Corporation 1,798
873 Black Hills Corporation 51,271
1,059 Brookfield Infrastructure
Corporation 44,182
777 California Water Service Group 35,190
2,793 CenterPoint Energy, Inc. 90,968
1,753 Clearway Energy, Inc., Class A 43,001
3,585 Clearway Energy, Inc., Class C 92,959
109 Edison International 5,886
605 Essential Utilities, Inc. 21,466
378 Eversource Energy 21,803
2,674 Hawaiian Electric Industries, Inc.
k
24,440
2,423 NiSource, Inc. 90,378
1,260 Northwestern Energy Group, Inc. 67,927
2,609 Portland General Electric
Company 107,334
1,696 Spire, Inc. 120,348
32,596 UGI Corporation 1,001,675
1,368 Vistra Energy Corporation 229,865
6,379 Xcel Energy, Inc. 428,669
8,617 XPLR Infrastructure, LP 90,823
Total 2,812,342
Total Common Stock
(cost $88,184,020) 121,609,480
Shares Private Equity Funds 0.8% Value
Secondary  0.8%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,k,l
$ 1,088,224
1 ASF IX, LP
*,k,l
931,965
1 ASF VIII Sidecar (Cayman), LP
*,k,l
353,022
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,k,l
1,015,133
1 LCP X (Offshore), LP
*,k,l
5,627,364
Total 9,015,708
Total Private Equity Funds
(cost $7,077,480) 9,015,708
Shares
Collateral Held for Securities
Loaned 0.2% Value
1,895,689 Thrivent Cash Management Trust 1,895,689
Total Collateral Held for
Securities Loaned
(cost $1,895,689) 1,895,689
Shares or
Principal
Amount Short-Term Investments 15.2% Value
Federal Home Loan Bank Discount
Notes
7,500,000 4.293%, 2/5/2025
m,n
7,495,620
10,000,000 4.245%, 2/7/2025
m
9,991,824
10,000,000 4.235%, 2/10/2025
m
9,988,319
1,000,000 4.420%, 2/12/2025
m,n
998,598
400,000 4.395%, 2/14/2025
m,n
399,346
100,000 4.230%, 2/26/2025
m,n
99,696
3,500,000 4.230%, 3/7/2025
m,n
3,485,708
100,000 4.224%, 3/19/2025
m,n
99,452
300,000 4.215%, 5/2/2025
m,n
296,834
Federal Home Loan Mortgage
Corporation Discount Notes
5,000,000 4.235%, 2/18/2025
m
4,989,488
Federal National Mortgage
Association Discount Notes
100,000 4.195%, 4/9/2025
m,n
99,207
Thrivent Core Short-Term Reserve
Fund
12,236,894 4.630% 122,368,943
U.S. Treasury Bills
10,000,000 4.267%, 2/18/2025
m
9,982,302
280,000 4.397%, 2/20/2025
m,o
279,438
200,000 4.237%, 3/11/2025
m
199,154
Total Short-Term Investments
(cost $170,741,698) 170,773,929
Total Investments (cost
$1,004,261,138) 101.5% $1,138,441,181
Other Assets and Liabilities, Net
(1.5%) (16,690,798)
Total Net Assets 100.0% $1,121,750,383
a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $56,940,663 or
5.1% of total net assets.

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

c Denotes variable rate securities. The rate shown is as
of January 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2025.
e All or a portion of the security is insured or guaranteed.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 31, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of January
31, 2025 was $9,032,708 or 0.81% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of January
31, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 838,000
ASF IX, LP  3/18/2024 683,011
ASF VIII Sidecar (Cayman), LP  6/28/2024 305,116
Credit Suisse Group AG  9/5/2018 200,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 756,000
LCP X (Offshore), LP  10/25/2023 4,495,353
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of January 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 1,724,876
Common Stock 102,631
Total lending $1,827,507
Gross amount payable upon return of
collateral for securities loaned $1,895,689
Net amounts due to counterparty $68,182
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 386,795,561 386,795,561 – –
U.S. Unaffiliated 5,058,806 5,058,806 – –
Long-Term Fixed Income
Asset-Backed Securities 8,403,693 – 8,403,693 –
Basic Materials 2,927,661 – 2,927,661 –
Capital Goods 7,102,262 – 7,102,262 –
Collateralized Mortgage Obligations 15,376,727 – 15,376,727 –
Commercial Mortgage-Backed Securities 3,544,474 – 3,544,474 –
Communications Services 10,386,701 – 10,386,701 –
Consumer Cyclical 12,268,216 – 12,268,216 –
Consumer Non-Cyclical 11,912,730 – 11,912,730 –
Energy 9,519,013 – 9,519,013 –
Financials 33,818,927 – 33,818,927 –
Foreign Government 380,117 – 380,117 –
Mortgage-Backed Securities 119,792,857 – 119,792,857 –
Technology 8,181,751 – 8,181,751 –
Transportation 2,189,584 – 2,189,584 –
U.S. Government & Agencies 123,407,034 – 123,407,034 –
Utilities 7,636,407 – 7,636,407 –
Common Stock
Communications Services 6,895,403 6,895,403 – –
Consumer Discretionary 14,165,579 14,096,386 69,193 –
Consumer Staples 4,152,275 4,152,275 – –
Energy 3,791,187 3,791,187 – –
Financials 19,250,936 19,250,936 – –
Health Care 15,102,661 15,102,661 – –
Industrials 16,934,084 16,631,505 302,579 –
Information Technology 29,238,228 29,238,228 – –
Materials 4,663,770 4,553,270 110,500 –
Real Estate 4,603,015 4,603,015 – –
Utilities 2,812,342 2,812,342 – –
Private Equity Funds
Secondary 9,015,708 – – 9,015,708
Short-Term Investments 48,404,986 – 48,404,986 –
Subtotal Investments in Securities $947,732,695 $512,981,575 $425,735,412 $9,015,708
Other Investments  * Total
Affiliated Short-Term Investments 122,368,943
U.S. Affiliated Registered Investment Cos. 66,443,854
Collateral Held for Securities Loaned 1,895,689
Subtotal Other Investments $190,708,486
Total Investments at Value $1,138,441,181
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,351,712 1,351,712 – –
Total Asset Derivatives $1,351,712 $1,351,712 $– $–
Liability Derivatives
Futures Contracts 2,417,444 1,776,683 640,761 –
Total Return Swaps 200,194 – 200,194 –
Total Liability Derivatives $2,617,638 $1,776,683 $840,955 $–

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of January 31, 2025. Investments and/or cash totaling $8,011,381 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 69 March 2025 $ 7,578,313 ( $ 68,094)
CBOT 2-Yr. U.S. Treasury Note 239 March 2025 49,109,524 34,851
CBOT 5-Yr. U.S. Treasury Note 287 March 2025 30,642,155 (108,044)
CBOT U.S. Long Bond 88 March 2025 10,250,177 (226,427)
CME E-mini Russell 2000 Index 1 March 2025 118,904 (4,134)
CME E-mini S&P 500 Index 292 March 2025 89,481,216 (899,366)
CME Ultra Long Term U.S. Treasury Bond 87 March 2025 10,680,046 (373,265)
ICE mini MSCI EAFE Index 238 March 2025 27,969,893 239,057
ICE US mini MSCI Emerging Markets Index 35 March 2025 1,952,165 (43,965)
Ultra 10-Yr. U.S. Treasury Note 35 March 2025 3,951,513 (53,388)
Total Futures Long Contracts $ 231,733,906 ( $ 1,502,775)
CBOT 10-Yr. U.S. Treasury Note (27) March 2025 ( $ 2,965,285) $ 26,503
CME E-mini Russell 2000 Index (178) March 2025 (20,581,922) 152,862
CME E-mini S&P Mid-Cap 400 Index (90) March 2025 (29,930,810) 680,810
CME Euro Foreign Exchange Currency (97) March 2025 (12,819,570) 213,208
Eurex Euro STOXX 50 Index (231) March 2025 (11,990,610) (640,761)
Ultra 10-Yr. U.S. Treasury Note (3) March 2025 (338,546) 4,421
Total Futures Short Contracts ( $ 78,626,743) $437,043
Total Futures Contracts $ 153,107,163 ($1,065,732)
The following table presents Moderately Conservative Allocation Fund's total return swap contracts held as of January 31, 2025. Investments totaling $279,438 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 1,601,913 ( $ 200,194) $ – ( $ 200,194)
Total Return Swaps ( $ 200,194) $ – ($200,194)
# Payment made on Termination Date

Moderately Conservative Allocation Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,148 $520 $1,599 $31,113 3,780 2.8%
Core Emerging Markets Equity 8,880 277 – 8,779 935 0.8
Core International Equity 16,133 537 10 16,461 1,540 1.5
Core Low Volatility Equity 693 54 – 714 62 0.1
Core Mid Cap Value 7,338 663 – 7,598 683 0.7
Core Small Cap Value 1,979 203 300 1,778 162 0.1
Global Stock, Class S 2,296 262 – 2,399 86 0.2
High Yield, Class S 23,812 372 699 23,598 5,553 2.1
Income, Class S 69,048 758 2,592 66,550 8,236 5.9
International Allocation, Class S 25,647 742 – 26,043 2,420 2.3
Large Cap Growth, Class S 71,163 4,328 – 76,519 3,434 6.8
Large Cap Value, Class S 113,147 9,359 – 117,527 3,867 10.5
Limited Maturity Bond, Class S 39,091 389 1,369 38,173 3,079 3.4
Mid Cap Stock, Class S 26,013 1,065 10 27,132 723 2.4
Small Cap Stock, Class S 8,637 159 – 8,853 270 0.8
Total U.S. Affiliated Registered Investment
Companies 446,025 453,237 40.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% 158,767 58,715 95,113 122,369 12,237 10.9
Total Affiliated Short-Term Investments 158,767 122,369 10.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,210 15,449 16,763 1,896 1,896 0.2
Total Collateral Held for Securities Loaned 3,210 1,896 0.2
Total Value $608,002 $577,502
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($339) $383 $– $519
Core Emerging Markets Equity – (378) – 277
Core International Equity (1) (198) – 538
Core Low Volatility Equity Fund – (33) 26 28
Core Mid Cap Value – (403) 521 142
Core Small Cap Value 75 (179) 173 29
Global Stock, Class S – (159) 218 43
High Yield, Class S (81) 194 – 372
Income, Class S (273) (391) – 762
International Allocation, Class S – (346) – 743
Large Cap Growth, Class S – 1,028 4,249 79
Large Cap Value, Class S – (4,979) 7,586 1,774
Limited Maturity Bond, Class S 4 58 – 389
Mid Cap Stock, Class S (0) 64 931 135
Small Cap Stock, Class S – 57 114 45
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% 4 (4) – 1,940
Total Income/Non Cash Income from Affiliated Investments $7,815
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total ($611) ($5,286) $13,818

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.7% Value
Alabama  1.4%
Black Belt Energy Gas District, AL
Gas Proj. Rev.
$ 5,000,000 5.250%, 10/1/2030, Ser. A
a
$ 5,315,447
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
750,000 5.500%, 6/1/2049, Ser. D-1
a
794,581
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
b
2,095,094
1,000,000 5.500%, 8/1/2058, Ser. A
b
1,061,722
2,000,000 5.250%, 8/1/2048, Ser. A
b
2,111,553
Jefferson County, AL Sewer Rev.
Refg. Warrants
1,250,000 5.500%, 10/1/2053 1,339,935
1,500,000 5.250%, 10/1/2049 1,584,121
Mobile County, AL Industrial
Development Auth. Solid Waste
Disposal Rev. (AM/NS Calvert,
LLC)
300,000
5.000%, 6/1/2054, Ser. A,
AMT 303,280
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,038,925
Total 16,644,658
Alaska  <0.1%
Valdez, AK Marine Terminal Rev.
Refg. (Exxon Pipeline Company)
100,000 1.750%, 12/1/2033
a
100,000
Total 100,000
Arizona  3.4%
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053
c
755,640
275,000 5.250%, 7/1/2043
c
278,946
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 802,578
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
2,165,000 5.000%, 7/15/2050, Ser. A
c
2,049,765
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 301,760
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 927,218
1,000,000 5.250%, 11/1/2053, Ser. A 1,052,486
1,000,000 5.250%, 11/1/2048, Ser. A 1,061,119
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
3,841,350
Principal
Amount Long-Term Fixed Income  99.7% Value
Arizona  3.4% - continued
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
$ 2,000,000 5.000%, 5/15/2056, Ser. A $ 1,863,738
Maricopa County, AZ Industrial
Development Auth. Education
Fac. Rev. (Valley Christian
Schools)
1,000,000 6.375%, 7/1/2058, Ser. A
c
982,482
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,014,312
10,000,000 5.000%, 7/1/2049, Ser. A 10,256,646
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
11,330,000 1.500%, 11/15/2052, Ser. A
a
11,330,000
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,455,174
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 509,054
725,000 5.000%, 8/1/2039 743,309
Yuma, AZ Industrial Development
Auth. Hospital Rev. Refg. (Yuma
Regional Medical Center)
1,000,000 5.250%, 8/1/2054, Ser. A 1,055,337
Total 41,280,914
Arkansas  0.1%
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
750,000 5.700%, 5/1/2053, AMT 785,295
Pulaski County, AR Hospital Rev.
(Arkansas Children's Hospital)
500,000 5.250%, 3/1/2053 529,073
Total 1,314,368
California  5.9%
Beverly Hills Unified School District,
Los Angeles County, CA GO
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,120,658
Burbank-Glendale-Pasadena, CA
Airport Auth. Rev. (AGM Insured)
500,000
4.500%, 7/1/2054, Ser. B,
AMT
b
490,779
525,000
4.375%, 7/1/2049, Ser. B,
AMT
b
512,789
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1
a
1,824,171
5,000,000 5.500%, 11/1/2028, Ser. D
a
5,278,956

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
California  5.9% - continued
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
$ 90,000 5.000%, 6/1/2049, Ser. B-1 $ 90,850
California Educational Fac. Auth.
Rev. (Stanford University)
5,000,000 5.250%, 4/1/2040 6,147,484
8,300,000 5.000%, 6/1/2046, Ser. U-7 9,797,039
California Municipal Finance Auth.
Mobile Home Park Rev. (Caritas)
900,000 5.250%, 8/15/2053, Ser. A 933,673
800,000 5.250%, 8/15/2058, Ser. A 827,907
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,393,285
California Municipal Finance Auth.
School Fac. Rev. (St. Mary's
School - Aliso Viejo)
435,000 5.750%, 5/1/2054, Ser. A
c
445,632
140,000 5.875%, 5/1/2059, Ser. A
c
143,967
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
1,000,000
4.125%, 10/1/2041, Ser. A,
AMT
a
1,000,896
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources, LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
c
1,066,243
550,000 5.000%, 7/1/2038, AMT
c
583,232
500,000 5.000%, 11/21/2045, AMT
c
516,378
California Public Finance Auth.
Health Care Fac. Rev. (Hazelden
Betty Ford Foundation)
1,000,000 5.000%, 11/1/2054, Ser. A 1,040,307
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AGM Insured)
500,000 5.250%, 8/15/2052, Ser. A
b
528,800
1,000,000 5.375%, 8/15/2057, Ser. A
b
1,063,450
California Various Purpose GO
500,000 4.000%, 10/1/2050 493,498
10,000 5.250%, 4/1/2029 10,022
Eastern California Municipal Water
District Water and Wastewater
Rev. Refg.
215,000 1.400%, 7/1/2046, Ser. A
a
215,000
San Diego County, CA Regional
Airport Auth. Rev.
2,500,000
5.000%, 7/1/2053, Ser. B,
AMT 2,576,571
5,145,000
5.250%, 7/1/2058, Ser. B,
AMT 5,408,363
San Francisco, CA City & County
Airport Commission International
Airport Rev.
7,500,000
5.500%, 5/1/2055, Ser. A,
AMT
d
8,108,396
Principal
Amount Long-Term Fixed Income  99.7% Value
California  5.9% - continued
Santa Monica Community College
District, Los Angeles County,
CA GO
$ 5,000,000
Zero Coupon, 8/1/2025,
Ser. C $ 4,920,324
University of California Regents
Medical Center Rev.
7,500,000 5.000%, 5/15/2047, Ser. P 8,046,833
Total 71,585,503
Colorado  3.9%
Canyons Metropolitan District No.
5, CO LTGO Rev. Refg. (BAM
Insured)
1,500,000 5.250%, 12/1/2059, Ser. A
b
1,608,596
CCP Metropolitan District No. 3, CO
LTGO Refg.
750,000 5.000%, 12/1/2053 747,977
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
750,000 6.500%, 12/1/2053 770,455
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 613,886
475,000 5.000%, 4/1/2048 477,694
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,506,534
2,500,000 5.000%, 12/1/2055 2,494,010
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
c
1,086,678
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,675,769
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,153,888
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,712,939
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
2,000,000 5.250%, 12/1/2054, Ser. A 2,110,213
10,000,000 4.000%, 8/1/2049, Ser. A-2 9,012,903
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,299,842
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,763,564
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,369,465
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
c
1,529,865

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
Colorado  3.9% - continued
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
$ 1,000,000
5.000%, 5/1/2041, Ser. B,
AMT $ 1,002,228
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,026,959
2,250,000 5.000%, 12/1/2046, Ser. A 2,265,464
Total 47,228,929
Connecticut  1.1%
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
850,000 4.250%, 7/15/2053, Ser. E 805,062
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,826,491
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
c
911,039
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 5,237,572
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 477,576
4,000,000 5.000%, 7/1/2047, Ser. L 4,146,389
Total 13,404,129
Delaware  0.9%
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 2,007,985
600,000 4.000%, 9/1/2051 509,436
Delaware Economic Development
Auth. Retirement Communities
Rev. (Acts Retirement-Life
Communities, Inc.)
1,000,000 5.250%, 11/15/2053, Ser. B 1,030,252
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 878,439
500,000 5.000%, 7/1/2048, Ser. A 498,814
University of Delaware Rev.
5,800,000 1.750%, 11/1/2034, Ser. B
a
5,800,000
Total 10,724,926
District Of Columbia  0.7%
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,132,622
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,133,757
Principal
Amount Long-Term Fixed Income  99.7% Value
District Of Columbia  0.7% - continued
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
$ 1,000,000
4.500%, 10/1/2053, Ser. A,
AMT $ 981,461
1,000,000
5.250%, 10/1/2053, Ser. A,
AMT 1,043,675
2,000,000
5.500%, 10/1/2054, Ser. A,
AMT 2,145,727
1,000,000
5.250%, 10/1/2049, Ser. A,
AMT 1,056,678
Metropolitan Washington DC
Airports Auth. Dulles Toll Road
Rev. Refg. (Dulles Metrorail &
Capital Improvement) (AGM
Insured)
1,000,000 4.000%, 10/1/2049
b
940,412
Total 8,434,332
Florida  5.9%
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 1,040,051
500,000 4.000%, 10/1/2046 428,004
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
3,750,000 5.650%, 3/1/2054
b
4,080,705
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
600,000 5.000%, 11/1/2053, Ser. A-1 579,094
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,547,778
CityPlace Community Development
District, FL SAB Refg.
1,050,000 5.000%, 5/1/2026 1,060,896
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,504,297
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,400,000 5.750%, 6/15/2047, Ser. A 1,451,343
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 993,596
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 244,407
250,000 4.000%, 7/1/2055, Ser. A 204,904
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
2,250,000 4.500%, 8/1/2055, Ser. A 2,149,544

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
Florida  5.9% - continued
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
$ 5,000,000 5.000%, 3/1/2042 $ 5,029,682
Florida Municipal Power Agency
Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,012,021
840,000 5.000%, 10/1/2031, Ser. B 849,767
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,600,000 5.250%, 10/1/2051, AMT 3,799,988
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,319,223
Lee County, FL Airport Rev.
1,000,000 5.250%, 10/1/2054, AMT 1,043,435
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 642,179
Lee County, FL Industrial
Development Auth. Hospital Rev.
Refg. (Lee Health System, Inc.)
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,021,373
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,468,276
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,018,321
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 1,025,097
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health Obligated Group)
1,500,000 4.500%, 10/1/2056, Ser. A 1,470,226
1,250,000 5.250%, 10/1/2056, Ser. A 1,332,048
1,250,000 5.000%, 10/1/2047, Ser. A 1,283,051
Orange County, FL Health Fac.
Auth. Rev. Refg. (Presbyterian
Retirement Communities
Obligated Group)
2,750,000 5.000%, 8/1/2054 2,788,582
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 1,007,360
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 1,000,243
500,000 5.000%, 11/1/2047, Ser. A 503,909
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 3,001,346
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 7,168,204
Principal
Amount Long-Term Fixed Income  99.7% Value
Florida  5.9% - continued
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
$ 300,000 4.000%, 6/15/2056, Ser. A
c
$ 242,614
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,067,140
Village Community Development
District No. 15, Wildwood, FL
SAB
300,000 5.250%, 5/1/2054
c
307,019
800,000 4.800%, 5/1/2055
c
782,771
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,056,021
Total 71,524,515
Georgia  2.0%
Atlanta, GA Airport Passenger Fac.
Charge Rev.
1,630,000
5.250%, 7/1/2044, Ser. E,
AMT 1,745,131
Atlanta, GA Airport Rev.
2,500,000
5.000%, 7/1/2053, Ser. C,
AMT 2,573,050
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,604,480
2,655,000
5.000%, 7/1/2048, Ser. C,
AMT 2,747,259
Columbia County, GA Hospital
Auth. Rev. (Wellstar Health
System, Inc.)
1,875,000 5.125%, 4/1/2048, Ser. A 1,976,086
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 220,167
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,819,272
1,920,000 5.000%, 5/15/2033, Ser. A 1,982,139
1,900,000 5.000%, 5/15/2034, Ser. A 1,952,443
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 253,353
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,067,738
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,734,969
Total 23,676,087
Guam  0.1%
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 251,101

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
Guam  0.1% - continued
Guam Power Auth. Rev. Refg.
$ 700,000 5.000%, 10/1/2034, Ser. A $ 760,885
Total 1,011,986
Hawaii  0.1%
Hawaii Department of
Transportation Airport Division
Lease Rev. COP
1,600,000 5.000%, 8/1/2028, AMT 1,600,956
Total 1,600,956
Idaho  0.5%
College of Western Idaho Annual
Appropriation COP
3,800,000 5.000%, 8/1/2052 3,847,001
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 917,814
800,000 4.000%, 3/1/2046, Ser. A 747,478
Total 5,512,293
Illinois  4.4%
Chicago, IL Metropolitan Water
Reclamation District GO Refg.
6,550,000 5.250%, 12/1/2032, Ser. C 7,554,536
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,104,080
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,005,366
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,005,365
Chicago, IL O'Hare International
Airport Rev. Refg.
5,000,000 5.000%, 1/1/2048, Ser. B 5,130,256
Chicago, IL Wastewater
Transmission Rev. (AGM Insured)
5,000,000 5.250%, 1/1/2058, Ser. A
b
5,306,865
Chicago, IL Waterworks Rev. (AGM
Insured)
1,500,000 5.250%, 11/1/2053, Ser. A
b
1,594,163
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,011,482
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 856,375
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
262,885
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,118,413
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,762,428
2,100,000 5.000%, 8/1/2047, Ser. A 2,103,188
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 507,944
Principal
Amount Long-Term Fixed Income  99.7% Value
Illinois  4.4% - continued
$ 2,885,000 5.000%, 2/15/2037 $ 2,913,654
1,000,000 5.000%, 2/15/2047, Ser. A 1,000,319
Illinois GO
1,000,000 5.500%, 5/1/2047, Ser. B 1,079,143
Illinois Toll Highway Auth. Rev.
3,610,000 5.000%, 1/1/2045, Ser. A 3,787,780
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
b
6,840,614
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 522,464
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
e
1,432,054
Peoria, IL GO (AGM Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
b
1,239,592
1,750,000 4.375%, 1/1/2042, Ser. A
b
1,776,028
Total 52,914,994
Indiana  1.4%
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
1,650,000 5.750%, 3/1/2054, Ser. A 1,747,956
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AGM Insured)
4,750,000 4.250%, 1/1/2047
b
4,560,737
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
600,000 5.125%, 6/1/2058, Ser. A 608,296
2,250,000 5.375%, 6/1/2064, Ser. A 2,303,715
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
1,000,000 6.000%, 3/1/2053, Ser. E 1,066,000
750,000 6.125%, 3/1/2057, Ser. E 800,310
Northern Indiana Commuter
Transportation District Industrial
Rev.
1,000,000 5.000%, 1/1/2054 1,043,964
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,767,581
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
350,000 5.000%, 1/1/2054, AMT
c
354,333
Total 16,252,892
Iowa  0.8%
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 6,375,880
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,204,393
650,000 5.375%, 10/1/2052 670,143
Total 9,250,416

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
Kansas  0.5%
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
$ 2,750,000 5.000%, 5/15/2039, Ser. A $ 2,764,036
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
350,000 6.500%, 11/15/2042, Ser. A
c
357,819
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
3,410,000 5.000%, 3/1/2047, Ser. A 3,454,539
Total 6,576,394
Kentucky  1.0%
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 929,700
Kenton County, KY Airport Board
Rev.
1,000,000
5.250%, 1/1/2054, Ser. A,
AMT 1,039,255
1,125,000
5.250%, 1/1/2049, Ser. A,
AMT 1,177,647
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 8,159,447
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
b
766,544
Total 12,072,593
Louisiana  0.7%
Louisiana Local Government
Environmental Fac. and
Community Development Auth.
Rev. (Caddo-Bossier Parishes
Port Commission) (AGM Insured)
850,000 5.000%, 4/1/2053, Ser. B
b
877,816
Louisiana Public Fac. Auth. Rev.
(I-10 Calcasieu River Bridge
Public-Private Partnership)
2,500,000 5.500%, 9/1/2059, AMT 2,644,892
Louisiana Stadium and Exposition
District Rev. Refg.
2,000,000 5.250%, 7/1/2053, Ser. A 2,107,886
1,500,000 5.000%, 7/1/2048, Ser. A 1,565,705
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
b
1,523,557
Total 8,719,856
Maine  0.1%
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 949,720
Total 949,720
Principal
Amount Long-Term Fixed Income  99.7% Value
Maryland  1.5%
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
$ 2,000,000 4.000%, 1/1/2050 $ 1,732,424
Maryland Department of
Transportation Rev. (Baltimore/
Washington International
Thurgood Marshall Airport) (AGC
Insured)
5,000,000
5.250%, 8/1/2054, Ser. A,
AMT
b
5,269,373
4,250,000
5.250%, 8/1/2049, Ser. A,
AMT
b
4,513,229
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,076,996
1,325,000 6.000%, 7/1/2058, Ser. A 1,443,823
Maryland Economic Development
Corporation Student Housing
Rev. (University of Maryland,
College Park - Leonardtown)
(AGM Insured)
2,000,000 5.125%, 7/1/2059
b
2,081,842
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,000,117
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 177,886
600,000 5.250%, 7/1/2053 622,162
200,000 4.000%, 7/1/2045 184,668
Total 18,102,520
Massachusetts  2.8%
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
b
5,057,166
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 792,539
Massachusetts Development
Finance Agency Rev. Refg.
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 4,155,504
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 2,962,457
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 454,627
Massachusetts GO
3,125,000 5.000%, 9/1/2048, Ser. E 3,211,563
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
9,295,000 5.250%, 7/1/2033, Ser. L 11,004,169

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
Massachusetts  2.8% - continued
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
$ 5,400,000 5.500%, 2/15/2028, Ser. M $ 5,819,816
Total 33,457,841
Michigan  3.5%
Grand Valley State University, MI
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 1,855,278
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,360,460
Great Lakes Water Auth., MI Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 10,073,764
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,119,452
2,110,000 4.000%, 9/1/2046 1,867,814
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 550,880
7,775,000 5.000%, 12/31/2043, AMT 7,865,495
5,110,000 5.000%, 6/30/2048, AMT 5,140,958
Saginaw, MI City School District
UTGO
2,500,000 4.000%, 5/1/2050 2,325,648
University of Michigan Rev.
200,000 1.650%, 4/1/2038, Ser. A
a
200,000
Wayne County, MI Airport Auth.
Rev. (Detroit Metropolitan Wayne
County Airport) (AGM Insured)
3,965,000 5.250%, 12/1/2048, Ser. A
b
4,315,390
1,750,000
5.500%, 12/1/2048, Ser. B,
AMT
b
1,890,962
Total 42,566,101
Minnesota  3.8%
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
500,000 6.250%, 3/1/2054, Ser. A 504,618
Center City, MN Health Care Fac.
Rev. Refg. (Hazelden Betty Ford
Foundation)
795,000 5.000%, 11/1/2047 834,733
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,368,394
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,653,578
2,500,000 5.250%, 6/15/2047, Ser. B 2,663,883
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 330,042
Principal
Amount Long-Term Fixed Income  99.7% Value
Minnesota  3.8% - continued
Minneapolis, MN Health Care
System Rev. Refg. (Fairview
Health Services)
$ 5,000,000 5.000%, 11/15/2049, Ser. A $ 5,009,844
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
c
480,414
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,471,772
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,088,495
Minnesota Agricultural and
Economic Development
Board Health Care Fac. Rev.
(HealthPartners Obligated
Group)
2,500,000 5.250%, 1/1/2054 2,662,394
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,547,405
4,000,000 5.000%, 10/1/2052, Ser. B 4,126,414
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,265,697
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 986,243
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,010,722
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,173,194
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 5,974,703
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
1,945,000 5.000%, 11/15/2047, Ser. A 1,953,474
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 865,718
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 500,739
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 203,636
Total 45,676,112

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
Mississippi  0.4%
Medical Center Educational
Building Corporation Rev.
(Colony Park Teaching Campus)
$ 5,000,000 4.000%, 6/1/2053, Ser. A $ 4,677,951
Total 4,677,951
Missouri  1.1%
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AGM Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
b
4,582,034
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
500,000 5.750%, 8/15/2059, Ser. A 516,810
1,200,000 5.000%, 8/15/2042, Ser. A 1,158,400
Missouri Health and Educational
Fac. Auth. Health Fac. Rev.
(Mercy Health)
2,000,000 5.000%, 12/1/2052 2,092,488
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
1,200,000 4.000%, 2/15/2051 1,030,425
Ozark, MO R-6 School District COP
530,000 5.000%, 4/1/2042 559,514
250,000 5.000%, 4/1/2045 260,740
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
2,750,000 6.000%, 10/1/2049
c
2,751,250
Total 12,951,661
Montana  0.5%
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 2,688,466
1,000,000 4.000%, 7/1/2044 727,035
Montana Fac. Finance Auth. Health
Fac. Rev. Refg. (Bozeman
Deaconess Health Services
Obligated Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,586,372
Total 6,001,873
Nebraska  1.5%
Dodge County, NE School District
No. 1 UTGO (Fremont Public
Schools) (AGM Insured)
3,000,000 5.000%, 12/15/2048
b
3,183,462
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,116,959
Omaha, NE Airport Auth. Airport
Fac. Rev. (AGC Insured)
3,400,000 5.250%, 12/15/2054, AMT
b
3,585,931
Principal
Amount Long-Term Fixed Income  99.7% Value
Nebraska  1.5% - continued
Omaha, NE Public Power District
Electric Rev.
$ 8,275,000 5.000%, 2/1/2046, Ser. A $ 8,653,658
Total 17,540,010
Nevada  0.7%
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,519,707
3,250,000 5.000%, 9/1/2047, Ser. A 3,274,845
Las Vegas, NV Convention and
Visitors Auth. Convention Center
Expansion and Renovation Rev.
1,000,000 5.000%, 7/1/2049, Ser. A 1,052,426
Las Vegas, NV Special
Improvement District No. 817
SAB (Summerlin Village 29)
100,000 6.000%, 6/1/2053 103,172
350,000 6.000%, 6/1/2048 364,487
Reno-Tahoe, NV Airport Auth.
Rev. (Reno-Tahoe International
Airport)
750,000
5.250%, 7/1/2054, Ser. A,
AMT 780,761
1,000,000
5.250%, 7/1/2049, Ser. A,
AMT 1,048,904
Total 8,144,302
New Hampshire  1.0%
National Finance Auth., NH Rev.
(Abilene Christian University
Energy)
6,000,000 5.250%, 11/1/2054, Ser. A 6,199,203
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
750,000 5.250%, 7/1/2048, Ser. A 786,241
New Hampshire Health and
Education Fac. Auth. Rev. (BAM
Insured)
5,000,000 5.000%, 8/1/2059, Ser. A
b
5,427,030
Total 12,412,474
New Jersey  2.4%
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 423,782
750,000 6.000%, 6/15/2047 799,262
New Jersey Economic
Development Auth. Rev.
1,485,000 5.000%, 6/15/2043, Ser. EEE
f
1,604,459
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,596,386
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,870,419
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,557,828
500,000 5.500%, 6/15/2050, Ser. CC
f
593,079
New Jersey Turnpike Auth. Rev.
1,000,000 4.125%, 1/1/2054, Ser. B 983,753

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
New Jersey  2.4% - continued
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
$ 8,950,000 5.250%, 6/1/2046, Ser. A $ 9,112,978
Total 28,541,946
New York  8.4%
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,495,858
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
c
360,709
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
1,275,000 5.000%, 6/15/2052, Ser. A 1,239,729
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
1,075,000 5.500%, 6/15/2053, Ser. A
c
1,103,181
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,930,531
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A
c
1,004,599
New York City, NY GO
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,273,104
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
17,000,000 4.000%, 6/15/2051, Ser. AA-1 16,113,363
4,000,000 4.125%, 6/15/2047, Ser. DD 3,919,139
1,275,000
1.750%, 6/15/2048, Ser.
AA-1
a
1,275,000
New York City, NY Transitional
Finance Auth. Building Aid Rev.
16,625,000 5.000%, 7/15/2043, Ser S-1 17,148,530
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
3,000,000 4.000%, 5/1/2053, Ser. A-1 2,835,980
New York City, NY Transitional
Finance Auth. Rev.
1,200,000 5.500%, 5/1/2052, Ser. D 1,332,978
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,310,000 5.000%, 2/15/2043, Ser. B 8,560,511
10,000 5.000%, 2/15/2043, Ser. B
f
10,526
10,000 5.000%, 2/15/2043, Ser. B
f
10,526
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,500,286
2,200,000 5.000%, 7/15/2042, Ser. A 2,237,588
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 626,685
Principal
Amount Long-Term Fixed Income  99.7% Value
New York  8.4% - continued
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
New Terminal One)
$ 3,000,000 6.000%, 6/30/2054, AMT $ 3,228,390
8,500,000 5.500%, 6/30/2060, AMT 8,913,513
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 793,218
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport Terminal C&D
Redevelopment)
500,000 6.000%, 4/1/2035, AMT 558,141
750,000 5.625%, 4/1/2040, AMT 799,063
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,041,273
1,000,000 5.000%, 12/1/2040, AMT 1,040,457
1,000,000 5.000%, 12/1/2041, AMT 1,035,262
600,000 5.000%, 12/1/2042, AMT 618,418
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 14,545,938
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
272,262
Port Auth. of New York & New
Jersey Rev. Refg.
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,731,303
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytechnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 788,207
Total 101,344,268
North Carolina  0.9%
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,577,448
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,357,171
Fuquay-Varina, NC Combined
Utilities Rev.
1,325,000 4.000%, 2/1/2044, Ser. B 1,300,716
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
750,000 5.250%, 7/1/2053, AMT
b
781,161
1,000,000 5.250%, 7/1/2048, AMT
b
1,050,665
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,250,000 5.000%, 10/1/2050, Ser. A 1,269,241

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
North Carolina  0.9% - continued
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (United
Methodist Retirement Homes)
$ 750,000 5.125%, 10/1/2054, Ser. A $ 767,312
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,237,726
Total 11,341,440
North Dakota  0.5%
Grand Forks, ND Health Care
System Rev. (Altru Health
System) (AGM Insured)
250,000 5.000%, 12/1/2053, Ser. A
b
254,947
250,000 5.000%, 12/1/2048, Ser. A
b
257,099
Horace, ND Refg. Improvement
UTGO
1,800,000 5.000%, 5/1/2048, Ser. A 1,814,289
University of North Dakota
COP (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,831,725
Total 6,158,060
Ohio  4.0%
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
1,600,000 4.000%, 11/15/2037 1,536,506
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,012,432
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 485,046
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
7,000,000 5.000%, 6/1/2055, Ser. B-2 6,296,041
Columbus, OH Regional Airport
Auth. Rev. Refg. (John Glenn
Columbus International Airport)
1,350,000
5.250%, 1/1/2045, Ser. A,
AMT
d
1,435,372
Dayton-Montgomery County, OH
Port Auth. Development Rev.
(Dayton Regional STEM Schools,
Inc.)
1,000,000 5.000%, 12/1/2054 1,002,591
500,000 5.000%, 12/1/2044 510,157
Hamilton County, OH Healthcare
Rev. (Life Enriching
Communities)
1,000,000 5.750%, 1/1/2053, Ser. A 1,052,062
Montgomery County, OH Health
Care Fac. Rev. Refg. (Solvita)
300,000 5.250%, 9/1/2054 311,886
Principal
Amount Long-Term Fixed Income  99.7% Value
Ohio  4.0% - continued
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
$ 800,000 4.000%, 8/1/2051 $ 716,837
Montgomery County, OH Hospital
Fac. Rev. Refg. (Dayton
Children's Hospital)
1,500,000 4.000%, 8/1/2046 1,407,711
Ohio Higher Educational Fac.
Commission Rev. (Cleveland
Clinic Health System Obligated
Group)
800,000 1.850%, 1/1/2039, Ser. B-2
a
800,000
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,082,006
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,410,216
Ohio Higher Educational Fac.
Commission Rev. Refg. (Xavier
University 2024)
1,250,000 5.250%, 5/1/2054 1,291,747
1,400,000 5.250%, 5/1/2049 1,461,466
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4 10,202,790
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
b
10,148,994
Ohio University Athens General
Receipts Rev.
500,000 5.250%, 12/1/2052 541,985
750,000 5.250%, 12/1/2054 811,996
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center)
750,000 5.000%, 12/1/2053, Ser. B 774,779
500,000 5.000%, 12/1/2063, Ser. B 512,345
Port of Greater Cincinnati, OH
Development Auth. Rev. Refg.
(Duke Energy Convention
Center) (AGM Insured)
750,000 4.375%, 12/1/2058, Ser. B
b
742,814
Total 48,547,779
Oklahoma  1.0%
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,530,799
5,665,000 5.000%, 1/1/2047, Ser. C 5,755,997
Oklahoma Water Resources Board
Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,052,920
Osage County, OK Industrial Auth.
Use Tax Rev.
1,000,000 6.500%, 9/1/2040 1,067,560
Total 11,407,276

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
Oregon  1.8%
Astoria, OR Hospital Fac. Auth.
Rev. (Columbia Memorial
Hospital)
$ 250,000 5.250%, 8/1/2054 $ 259,244
750,000 5.250%, 8/1/2044 797,688
500,000 5.250%, 8/1/2049 522,275
Clackamas & Washington Counties,
OR Joint School District No.
3 GO (West Linn-Wilsonville
Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 358,575
Clackamas County, OR School
District No. 62C UTGO
3,500,000 5.000%, 6/15/2049, Ser. B 3,595,428
Multnomah & Clackamas Counties,
OR School District GO
520,000
Zero Coupon, 6/15/2035,
Ser. A 338,159
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 5,102,352
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 4,837,753
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
400,000 4.000%, 5/15/2057 313,518
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR GO
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,475,327
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
c
840,667
Total 21,440,986
Pennsylvania  3.7%
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,678,396
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport) (AGM Insured)
1,500,000
5.500%, 1/1/2053, Ser. A,
AMT
b
1,600,194
4,500,000
5.500%, 1/1/2048, Ser. A,
AMT
b
4,831,046
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043
f
471,624
410,000 5.000%, 5/15/2048
f
420,360
Principal
Amount Long-Term Fixed Income  99.7% Value
Pennsylvania  3.7% - continued
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
$ 455,000 5.000%, 1/1/2038 $ 455,139
Northampton County, PA General
Purpose Auth. Hospital Rev.
Refg. (St. Luke's University
Health Network)
8,330,000 5.250%, 8/15/2053, Ser. A-1 8,786,681
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,633,767
Pennsylvania Economic
Development Financing Auth.
Rev. (Presbyterian Senior Living)
1,000,000 5.250%, 7/1/2049, Ser. B-1 1,045,754
Pennsylvania Economic
Development Financing Auth.
Rev. (Villanova University)
2,200,000 4.000%, 8/1/2054 2,093,275
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 899,113
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 2,075,446
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
8,000,000 6.250%, 6/1/2033, Ser. C
b
8,310,119
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
2,818,964
Pennsylvania Turnpike Commission
Turnpike Rev. Refg.
7,000,000 5.250%, 12/1/2053, Ser. A 7,577,195
Total 44,697,073
Puerto Rico  0.5%
Puerto Rico Sales Tax Financing
Corporation Rev.
1,000,000 4.750%, 7/1/2053, Ser. A-1 980,871
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,307,350
Total 6,288,221
South Carolina  2.2%
Charleston County, SC Airport
District Airport System Rev.
1,250,000
5.250%, 7/1/2054, Ser. A,
AMT 1,301,268
1,075,000
5.250%, 7/1/2049, Ser. A,
AMT 1,127,572
South Carolina Jobs-Economic
Development Auth. Health
Care Fac. Rev. (Novant Health
Obligated Group)
5,000,000 4.500%, 11/1/2054, Ser. A 4,935,261

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
South Carolina  2.2% - continued
South Carolina Jobs-Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
$ 2,000,000 5.000%, 12/1/2046, Ser. A $ 2,056,026
South Carolina Jobs-Economic
Development Auth. Hospital Rev.
(AnMed Health)
5,000,000 5.250%, 2/1/2053 5,299,280
4,500,000 4.250%, 2/1/2048 4,404,887
South Carolina Jobs-Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
2,460,000 5.000%, 4/1/2054, Ser. A 2,474,882
South Carolina Jobs-Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,030,404
South Carolina Public Service Auth.
Rev. Refg.
1,000,000 5.250%, 12/1/2054, Ser. B 1,066,895
South Carolina Public Service Auth.
Rev. Refg. (AGM Insured)
1,250,000 5.000%, 12/1/2054, Ser. B
b
1,306,879
Total 26,003,354
South Dakota  0.1%
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 695,078
South Dakota Board of Regents
Housing & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,001,449
Total 1,696,527
Tennessee  0.2%
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,206,393
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,059,839
Total 2,266,232
Texas  12.4%
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
1,000,000 6.000%, 6/1/2053
c
1,022,918
750,000 6.250%, 6/1/2063
c
770,879
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
b
2,818,854
Principal
Amount Long-Term Fixed Income  99.7% Value
Texas  12.4% - continued
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Harmony Public Schools)
(PSF-GTD Insured)
$ 4,000,000 4.000%, 2/15/2054
b
$ 3,675,126
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 1,021,298
Central Texas Regional Mobility
Auth. Rev.
500,000 5.000%, 1/1/2045, Ser. E 519,836
1,000,000 5.000%, 1/1/2046, Ser. B 1,044,529
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
4,605,000 5.000%, 8/15/2039
b
4,610,175
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
b
3,401,803
Dallas and Fort Worth, TX
International Airport Rev. Refg.
2,000,000 4.000%, 11/1/2045, Ser. B 1,947,173
Denton, TX Independent School
District UTGO (PSF-GTD
Insured)
2,580,000 5.000%, 8/15/2053
b
2,721,922
Galveston, TX Wharves & Terminal
Rev.
600,000
5.500%, 8/1/2042, Ser. A,
AMT 642,900
400,000
5.500%, 8/1/2043, Ser. A,
AMT 428,278
1,000,000 6.000%, 8/1/2043, AMT 1,099,800
500,000
5.500%, 8/1/2044, Ser. A,
AMT 534,252
Georgetown, TX Utility System Rev.
(AGM Insured)
7,000,000 4.250%, 8/15/2047
b
6,783,777
Greater Texas Cultural Education
Fac. Finance Corporation Rev.
(Texas Biomedical Research
Institute)
5,500,000 5.250%, 6/1/2054, Ser. A 5,650,543
Greater Texoma, TX Utility Auth.
Contract Rev. (City of Sherman)
(AGM Insured)
6,000,000 4.250%, 10/1/2053
b
5,749,542
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
160,000 5.000%, 1/1/2033, Ser. A 160,110
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
7,000,000 4.125%, 7/1/2052, Ser. A 6,544,157
Harris County, TX Industrial
Development Corporation Rev.
(Exxon)
200,000 1.840%, 8/15/2027
a
200,000

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
Texas  12.4% - continued
Harris County, TX Toll Road Rev.
$ 5,000,000 4.000%, 8/15/2049, Ser. A $ 4,679,145
Houston, TX Airport System Rev.
(United Airlines, Inc. Terminal
Improvement)
350,000
5.500%, 7/15/2038, Ser. B,
AMT 375,839
Houston, TX Airport System Rev.
Refg. (AGM Insured)
5,250,000
4.500%, 7/1/2053, Ser. A,
AMT
b
5,104,581
3,000,000
5.250%, 7/1/2053, Ser. A,
AMT
b
3,154,498
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
b,f
11,911,615
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,286,142
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation) (AGM
Insured)
6,000,000 5.500%, 5/15/2053
b
6,506,339
2,000,000 5.500%, 5/15/2048
b
2,168,465
Midland County, TX Hospital
District Rev. (BAM Insured)
1,250,000 5.250%, 5/15/2054, Ser. A
b
1,344,469
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
1,500,000 5.750%, 7/15/2052 1,521,909
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,000,519
North East Independent School
District, Bexar County, TX UTGO
Refg. (PSF-GTD Insured)
5,000,000 5.250%, 2/1/2028
b
5,344,228
2,000,000 5.250%, 2/1/2029
b
2,177,143
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
b
4,532,256
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 3,710,937
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 2,013,028
San Antonio, TX Electric and Gas
Systems Rev.
3,000,000 5.500%, 2/1/2050, Ser. A 3,287,179
1,500,000 5.250%, 2/1/2049, Ser. A 1,625,750
Southwest Texas Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 616,045
Principal
Amount Long-Term Fixed Income  99.7% Value
Texas  12.4% - continued
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
$ 500,000 5.000%, 11/15/2051, Ser. D $ 522,306
750,000 5.500%, 11/15/2047, Ser. D 817,184
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
1,000,000 5.000%, 10/1/2049 1,043,867
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
1,000,000 5.000%, 12/15/2031 1,058,914
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(North Tarrant Express)
3,000,000 5.500%, 12/31/2058, AMT 3,206,840
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 15,524,801
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 492,472
4,275,000 4.000%, 6/30/2040, Ser. A 4,191,941
Texas Technical College System
Rev. (Financing System
Improvement) (AGM Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
b
3,343,449
Upper Trinity, TX Regional Water
District Water Rev. Refg. (BAM
Insured)
2,500,000 4.375%, 8/1/2054
b
2,404,497
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
2,605,000 4.000%, 3/1/2051 2,369,398
Total 149,683,628
Utah  1.9%
Black Desert Public Infrastructure
District, UT SAB (Black Desert
Assessment Area No.1)
1,000,000 5.625%, 12/1/2053
c
1,007,530
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 261,855
2,000,000 5.000%, 7/1/2045, Ser. A 2,088,827
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,541,516
3,000,000 5.000%, 10/1/2049, Ser. A 3,084,455
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AGM Insured)
1,825,000 4.000%, 2/1/2048
b
1,713,303
Orem, UT GO
6,880,000 5.000%, 12/1/2046 7,132,763
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,012,836

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
Utah  1.9% - continued
$ 1,000,000
5.250%, 7/1/2048, Ser. A,
AMT $ 1,018,410
1,125,000
5.250%, 7/1/2048, Ser. A,
AMT 1,180,392
Utah Charter School Finance Auth.
Rev. (Utah Charter Academies)
800,000 5.000%, 10/15/2048 803,101
Utah Infrastructure Agency
Telecommunication Rev.
350,000 6.000%, 10/15/2047 381,740
Total 23,226,728
Vermont  0.3%
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,040,263
1,000,000 5.000%, 12/1/2036, Ser. A 1,012,444
Total 4,052,707
Virginia  2.6%
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 4,980,054
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
650,000 6.875%, 12/1/2058, Ser. A 714,514
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,767,823
Virginia Small Business Financing
Auth. Residential Care Fac. Rev.
(LifeSpire of Virginia)
1,000,000 5.500%, 12/1/2054, Ser. A 1,049,378
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 614,797
6,575,000 5.000%, 12/31/2049, AMT 6,615,933
10,610,000 5.000%, 12/31/2052, AMT 10,660,202
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 443,045
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 483,285
1,000,000 4.000%, 1/1/2040, AMT 957,419
Virginia Small Business Financing
Auth. Rev. Refg. (Virginia
State University Real Estate
Foundation)
100,000 1.630%, 7/1/2030
a
100,000
Total 31,386,450
Principal
Amount Long-Term Fixed Income  99.7% Value
Washington  1.7%
Grant County, WA Public Hospital
District No. 2 UTGO (Quincy
Valley Medical Center)
$ 3,250,000 5.000%, 12/1/2044 $ 3,219,188
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
768,240
Port of Seattle, WA Rev. Refg.
2,250,000
5.250%, 7/1/2049, Ser. B,
AMT 2,369,117
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
1,750,000 5.500%, 12/1/2054 1,833,280
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,079,188
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
c
595,702
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,794,825
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 445,677
450,000 4.000%, 5/1/2045 420,216
Washington Housing Finance
Commission Certificates Rev.
998,166 4.221%, 3/20/2040, Ser. A
a
966,565
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
1,200,000 5.000%, 7/1/2048, Ser. A 1,234,666
Washington Housing Finance
Commission Nonprofit Rev.
(Radford Court and Nordheim
Court Portfolio)
1,000,000 5.500%, 7/1/2059 1,060,501
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
1,340,000 6.125%, 7/1/2053
c
1,451,372
1,250,000 6.250%, 7/1/2059
c
1,357,847
Total 20,596,384
West Virginia  1.2%
Ohio County, WV Commission TIF
Rev. Refg. (Highlands)
750,000 5.250%, 6/1/2053 758,321
500,000 5.250%, 6/1/2044 513,189
West Virginia Hospital Finance
Auth. Rev. (West Virginia
University Health System
Obligated Group)
2,000,000 4.375%, 6/1/2053, Ser. A 1,912,380
2,000,000 4.250%, 6/1/2047, Ser. A 1,922,158
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 9,449,174
Total 14,555,222

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.7% Value
Wisconsin  2.2%
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
$ 475,000 6.250%, 7/15/2053, Ser. A
c
$ 504,404
750,000 6.500%, 7/15/2063, Ser. A
c
803,781
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
500,000 6.875%, 7/1/2053
c
518,992
750,000 7.000%, 7/1/2058
c
778,214
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,038,205
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 1,014,806
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
1,000,000 5.500%, 7/1/2052, Ser. A-1
b
1,069,685
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
3,000,000 5.000%, 11/15/2041, Ser. A 3,108,502
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 399,672
920,000 5.500%, 7/1/2043, AMT 958,281
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 2,059,562
4,000,000 4.000%, 9/30/2051, AMT 3,377,293
Public Finance Auth., WI Student
Housing Fac. Rev. (Aggie
Apartment Life Holding
Corporation II, LLC)
575,000 5.250%, 6/1/2054, Ser. A 583,715
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
2,000,000 5.750%, 7/1/2063, Ser. A
c
2,107,541
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,338,229
Wisconsin Health & Educational
Fac. Auth. Rev. (Dickson Hollow
Phase II)
750,000 6.000%, 10/1/2049 775,704
Wisconsin Health & Educational
Fac. Auth. Rev. (Marshfield Clinic
Health System, Inc.)
1,000,000 5.500%, 2/15/2054, Ser. A 1,075,827
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 812,638
500,000 5.750%, 8/15/2059, Ser. A 531,034
Principal
Amount Long-Term Fixed Income  99.7% Value
Wisconsin  2.2% - continued
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
$ 870,000 5.000%, 6/1/2037 $ 863,745
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 1,952,491
Total 26,672,321
Total Long-Term Fixed Income
(cost $1,219,314,461) 1,202,217,908
Principal
Amount Short-Term Investments <0.1%
g
Value
Federal Home Loan Bank Discount
Notes
100,000 4.395%, 2/14/2025
h
99,836
Total Short-Term Investments
(cost $99,841) 99,836
Total Investments
(cost $1,219,414,302) 99.7% $1,202,317,744
Other Assets and Liabilities, Net
0.3% 3,244,279
Total Net Assets 100.0% $1,205,562,023
a Denotes variable rate securities. The rate shown is as
of January 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $30,389,570 or
2.5% of total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2025.
f Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
g The interest rate shown reflects the yield.
h All or a portion of the se curity is held on deposit with the counterparty and pledged as the initial margin deposit for
futures contracts.

Municipal Bond Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Municipal Bond Fund as of January 31, 2025 was $768,240
or 0.06% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of January 31, 2025.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 738,234
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
COP - Certificate of Participation
Fac. - Facility/Facilities
GO - General Obligation
LTGO - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
SAB - Special Assessment Bonds
Ser. - Series
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 225,134,061 – 225,134,061 –
Electric Revenue 34,529,254 – 34,529,254 –
Escrowed/Pre-refunded 15,022,189 – 15,022,189 –
General Obligation 69,721,173 – 69,721,173 –
Health Care 259,388,492 – 259,388,492 –
Housing Finance 28,600,280 – 28,600,280 –
Industrial Development Revenue 40,931,551 – 40,931,551 –
Other Revenue 56,347,547 – 56,347,547 –
Tax Revenue 64,866,181 – 64,866,181 –
Transportation 329,428,109 – 329,428,109 –
Water & Sewer 78,249,071 – 78,249,071 –
Short-Term Investments 99,836 – 99,836 –
Total Investments at Value $1,202,317,744 $– $1,202,317,744 $–

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 80.4% Value
Asset-Backed Securities  14.4%
Affirm Asset Securitization Trust
$ 1,000,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
$ 1,012,090
92,496
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
92,632
1,800,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,813,382
AGL CLO 13, Ltd.
2,000,000
6.205%,  (TSFR3M +
1.912%), 10/20/2034, Ser.
2021-13A, Class B
a,b
2,004,508
AMSR Trust
1,079,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
974,945
Anchorage Capital CLO 16, Ltd.
1,550,000
6.955%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
a,b
1,550,000
Anchorage Capital CLO 20, Ltd.
2,100,000
7.493%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
2,116,592
Anchorage Capital CLO 21, Ltd.
1,500,000
6.193%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
1,504,500
Balboa Bay Loan Funding, Ltd.
2,000,000
6.043%,  (TSFR3M +
1.750%), 10/20/2035, Ser.
2020-1A, Class BRR
a,b
2,001,092
Ballyrock CLO, Ltd.
2,150,000
6.105%,  (TSFR3M +
1.812%), 10/20/2031, Ser.
2020-2A, Class A2R
a,b
2,153,552
Barings Loan Partners CLO, Ltd. 2
1,250,000
5.947%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b,c
1,250,000
Business Jet Securities, LLC
956,377
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
933,316
1,333,259
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,355,298
1,013,695
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
1,002,826
Capital Automotive REIT
1,578,667
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
1,509,597
CarVal CLO I, Ltd.
1,225,000
6.158%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
1,228,011
CarVal CLO III, Ltd.
2,000,000
5.432%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
2,002,326
CarVal CLO IV, Ltd.
1,600,000
6.305%,  (TSFR3M +
2.012%), 7/20/2034, Ser.
2021-1A, Class B
a,b
1,603,678
CarVal CLO, Ltd.
1,100,000
7.993%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,106,343
Principal
Amount Long-Term Fixed Income  80.4% Value
Asset-Backed Securities  14.4% - continued
Cascade Funding Mortgage Trust,
LLC
$ 353,079
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
$ 349,576
CIFC Funding, Ltd.
1,000,000
6.005%,  (TSFR3M +
1.712%), 4/20/2034, Ser.
2015-4A, Class A2R2
a,b
1,002,489
College Avenue Student Loans,
LLC
162,649
6.075%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
164,076
Dryden 109 CLO, Ltd.
9,000,000
6.293%,  (TSFR3M +
2.000%), 4/20/2035, Ser.
2022-109A, Class B
a,b
9,020,628
Dryden 85 CLO, Ltd.
2,865,000
6.402%,  (TSFR3M +
2.100%), 7/15/2037, Ser.
2020-85A, Class CR2
a,b
2,897,526
Education Funding Trust
603,370
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
562,906
Elmwood CLO 28, Ltd.
1,300,000
6.203%,  (TSFR3M +
1.900%), 4/17/2037, Ser.
2024-4A, Class B
a,b
1,306,553
FirstKey Homes Trust
2,310,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
2,253,751
FRTKL Trust
500,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
471,581
GMAC Mortgage Corporation
Loan Trust
46,368
4.925%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
23,486
Hertz Vehicle Financing III, LLC
600,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
604,612
Home Equity Asset Trust
1,032,197
5.745%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
982,053
Home Partners of America Trust
1,253,116
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,072,126
Hotwire Funding, LLC
1,350,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,367,415
HTAP
961,215
7.000%,  4/25/2037, Ser.
2024-1, Class A
a
954,938
HTAP Issuer Trust
1,442,749
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,418,315
Huntington Bank Auto Credit-
Linked Notes
1,353,047
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
1,361,244

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Asset-Backed Securities  14.4% - continued
KKR Static CLO I, Ltd.
$ 2,000,000
5.743%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
$ 2,002,648
Long Beach Mortgage Loan Trust
930,618
5.925%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
953,441
Madison Park Funding LVIII, Ltd.
1,350,000
6.250%,  (TSFR3M +
1.950%), 4/25/2037, Ser.
2024-58A, Class B
a,b
1,364,155
Madison Park Funding XVIII, Ltd.
1,850,000
6.455%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
1,854,101
MetroNet Infrastructure Issuer, LLC
1,500,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,530,375
MFA Trust
1,833,212
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
1,839,717
Myers Park CLO, Ltd.
1,275,000
5.955%,  (TSFR3M +
1.662%), 10/20/2030, Ser.
2018-1A, Class A2
a,b
1,278,187
Neuberger Berman CLO, Ltd.
1,500,000
7.564%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
1,504,642
OZLM XVII, Ltd.
1,600,000
6.293%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
1,605,672
Pagaya AI Debt Grantor Trust
876,603
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
879,457
2,000,000
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
1,998,781
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
802,154
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
809,682
Pagaya AI Debt Trust
26,052
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
26,071
Palmer Square Loan Funding, Ltd.
1,750,000
6.852%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
1,759,711
1,250,000
6.150%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
1,250,706
PPM CLO 3, Ltd.
2,100,000
6.115%,  (TSFR3M +
1.812%), 4/17/2034, Ser.
2019-3A, Class BR
a,b
2,101,098
Pretium Mortgage Credit Partners,
LLC
750,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,e
724,253
1,429,831
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,e
1,435,695
Principal
Amount Long-Term Fixed Income  80.4% Value
Asset-Backed Securities  14.4% - continued
$ 1,233,258
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,e
$ 1,238,229
1,251,820
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a,e
1,264,796
945,266
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,e
930,725
1,296,484
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,e
1,302,345
961,283
5.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,e
961,069
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,163,813
PRPM, LLC
1,191,170
6.474%,  7/25/2026, Ser.
2021-6, Class A2
a,e
1,174,182
RCO VII Mortgage, LLC
1,175,604
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,e
1,179,225
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
e
140,143
Rockford Tower CLO, Ltd.
2,000,000
6.342%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
2,015,402
RR 8, Ltd.
1,700,000
6.002%,  (TSFR3M +
1.700%), 7/15/2037, Ser.
2020-8A, Class A2R
a,b
1,707,580
Saxon Asset Securities Trust
335,414
2.491%,  8/25/2035, Ser.
2004-2, Class MF2
b
289,493
Sculptor CLO XXVIII, Ltd.
1,600,000
6.247%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b,c
1,600,000
1,870,000
6.955%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,b
1,870,000
Shackleton CLO, Ltd.
930,000
6.755%,  (TSFR3M +
2.462%), 10/20/2034, Ser.
2021-16A, Class C
a,b
932,304
Signal Peak CLO 1, Ltd.
1,750,000
6.295%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
1,751,110
1,625,000
7.845%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,b
1,633,327
Silver Point CLO 2, Ltd.
800,000
6.993%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,b
802,937
Stanwich Mortgage Loan
Company, LLC
99,684
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
99,853
Symphony CLO XX, Ltd.
1,000,000
7.308%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,003,839

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Asset-Backed Securities  14.4% - continued
TCW CLO, Ltd.
$ 1,250,000
6.330%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
$ 1,249,949
3,090,000
6.259%,  (TSFR3M +
1.750%), 10/20/2037, Ser.
2024-3A, Class B
a,b
3,106,881
Tricon Residential Trust
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,252,653
Uniti Fiber Abs Issuer, LLC
2,000,000
5.877%,  4/20/2055, Ser.
2025-1A, Class A2
a,c,f
2,012,734
Unlock HEA Trust
1,288,029
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,274,194
1,455,027
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,438,315
1,324,145
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
1,287,462
Upstart Securitization Trust
202,894
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
203,550
VERDE CLO, Ltd.
2,100,000
7.502%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
2,131,286
Vericrest Opportunity Loan
Transferee
1,211,599
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
1,210,766
1,529,689
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
1,528,761
1,567,711
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,e
1,552,410
235,420
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,e
233,188
207,181
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,e
207,285
1,145,050
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,e
1,127,077
252,271
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,e
241,023
Voya CLO, Ltd.
1,650,000
6.269%,  (TSFR3M +
1.962%), 7/16/2034, Ser.
2020-1A, Class BR
a,b
1,655,788
1,600,000
6.155%,  (TSFR3M +
1.862%), 10/20/2034, Ser.
2021-2A, Class B
a,b
1,602,866
Whitebox CLO I, Ltd.
2,500,000
6.297%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
2,504,983
Whitebox CLO IV, Ltd.
1,500,000
6.893%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,b
1,509,065
Wind River CLO, Ltd.
750,000
6.555%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
751,339
Principal
Amount Long-Term Fixed Income  80.4% Value
Asset-Backed Securities  14.4% - continued
$ 1,500,000
6.143%,  (TSFR3M +
1.850%), 7/20/2035, Ser.
2022-1A, Class B1R
a,b
$ 1,504,941
Total 130,593,243
Basic Materials  1.4%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
303,000 8.625%,  6/15/2029
a
319,987
ATI, Inc.
376,000 7.250%,  8/15/2030 389,569
Avient Corporation
308,000 6.250%,  11/1/2031
a
307,392
Axalta Coating Systems Dutch
Holding B BV
234,000 7.250%,  2/15/2031
a
243,695
Cascades, Inc./Cascades USA,
Inc.
404,000 5.125%,  1/15/2026
a
400,502
Cerdia Finanz GmbH
352,000 9.375%,  10/3/2031
a
367,594
Chemours Company
492,000 5.750%,  11/15/2028
a
466,780
Cleveland-Cliffs, Inc.
200,000 5.875%,  6/1/2027 200,260
420,000 4.625%,  3/1/2029
a
391,391
239,000 6.875%,  11/1/2029
a
239,740
182,000 4.875%,  3/1/2031
a
164,844
141,000 7.375%,  5/1/2033
a
140,221
182,000 6.250%,  10/1/2040
g
156,486
Consolidated Energy Finance SA
730,000 5.625%,  10/15/2028
a
649,700
Ecolab, Inc.
194,000 2.125%,  2/1/2032 161,671
First Quantum Minerals, Ltd.
225,000 6.875%,  10/15/2027
a
224,665
FMC Corporation
167,000 5.150%,  5/18/2026 167,621
FMG Resources August 2006, Pty.
Ltd.
101,000 4.500%,  9/15/2027
a
98,444
182,000 5.875%,  4/15/2030
a
179,930
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
a
216,426
Hecla Mining Company
215,000 7.250%,  2/15/2028 218,021
Hudbay Minerals, Inc.
304,000 4.500%,  4/1/2026
a
300,651
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
215,000 9.000%,  7/1/2028
a
216,914
INEOS Finance plc
541,000 7.500%,  4/15/2029
a
551,693
International Flavors & Fragrances,
Inc.
261,000 1.230%,  10/1/2025
a
254,652
Magnera Corporation
445,000 7.250%,  11/15/2031
a
438,881
Mercer International, Inc.
216,000 5.125%,  2/1/2029 191,604
Methanex Corporation
270,000 5.125%,  10/15/2027 265,769

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Basic Materials  1.4% - continued
$ 180,000 5.250%,  12/15/2029
g
$ 175,281
Methanex US Operations, Inc.
188,000 6.250%,  3/15/2032
a
187,638
Mineral Resources, Ltd.
288,000 9.250%,  10/1/2028
a
304,602
122,000 8.500%,  5/1/2030
a
126,219
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
253,000 5.350%,  3/15/2034 253,184
Novelis Corporation
81,000 3.250%,  11/15/2026
a
78,268
155,000 4.750%,  1/30/2030
a
145,637
190,000 3.875%,  8/15/2031
a
166,436
Nutrien, Ltd.
292,000 4.000%,  12/15/2026 288,077
Peabody Energy Corporation,
Convertible
235,000 3.250%,  3/1/2028 273,892
SCIL IV, LLC/SCIL USA Holdings,
LLC
373,000 5.375%,  11/1/2026
a,g
370,064
Sherwin-Williams Company
244,000 4.800%,  9/1/2031 240,843
Smurfit Kappa Treasury, ULC
249,000 5.777%,  4/3/2054
a
245,027
SNF Group SACA
512,000 3.375%,  3/15/2030
a
450,784
SunCoke Energy, Inc.
608,000 4.875%,  6/30/2029
a
560,558
Taseko Mines, Ltd.
371,000 8.250%,  5/1/2030
a
379,784
Tronox, Inc.
184,000 4.625%,  3/15/2029
a,g
166,640
Westlake Corporation
148,000 3.600%,  8/15/2026 145,297
WR Grace Holdings, LLC
126,000 4.875%,  6/15/2027
a
123,168
Total 12,606,502
Capital Goods  2.9%
Advanced Drainage Systems, Inc.
369,000 6.375%,  6/15/2030
a
372,430
AECOM
48,000 5.125%,  3/15/2027 47,732
Amsted Industries, Inc.
407,000 5.625%,  7/1/2027
a
404,265
65,000 4.625%,  5/15/2030
a
61,063
Array Technologies, Inc.,
Convertible
299,000 1.000%,  12/1/2028
g
231,725
BAE Systems plc
200,000 5.500%,  3/26/2054
a,g
193,546
Boeing Company
161,000 6.858%,  5/1/2054 172,759
479,000 5.930%,  5/1/2060 447,091
561,000 2.196%,  2/4/2026 546,520
220,000 3.250%,  3/1/2028 208,147
510,000 5.150%,  5/1/2030 506,761
81,000 6.528%,  5/1/2034 85,573
Bombardier, Inc.
272,000 6.000%,  2/15/2028
a
271,447
372,000 7.250%,  7/1/2031
a
384,119
514,000 7.000%,  6/1/2032
a,g
524,132
Principal
Amount Long-Term Fixed Income  80.4% Value
Capital Goods  2.9% - continued
Builders FirstSource, Inc.
$ 310,000 5.000%,  3/1/2030
a
$ 296,851
Camelot Return Merger Sub, Inc.
271,000 8.750%,  8/1/2028
a
266,179
Canpack SA/Canpack US, LLC
573,000 3.875%,  11/15/2029
a
517,682
Carrier Global Corporation
252,000 2.722%,  2/15/2030 226,126
Chart Industries, Inc.
554,000 7.500%,  1/1/2030
a
578,782
Clean Harbors, Inc.
367,000 6.375%,  2/1/2031
a
372,285
Clydesdale Acquisition Holdings,
Inc.
75,000 6.625%,  4/15/2029
a
75,731
Crown Cork & Seal Company, Inc.
257,000 7.375%,  12/15/2026 265,691
Deere & Company
210,000 5.700%,  1/19/2055 215,236
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
558,000 6.625%,  12/15/2030
a
564,406
ESAB Corporation
329,000 6.250%,  4/15/2029
a
333,429
Fluor Corporation, Convertible
264,000 1.125%,  8/15/2029 328,126
GFL Environmental, Inc.
191,000 3.750%,  8/1/2025
a
189,786
409,000 4.000%,  8/1/2028
a
389,398
545,000 3.500%,  9/1/2028
a
513,739
Greenbrier Companies, Inc.,
Convertible
174,000 2.875%,  4/15/2028 224,199
H&E Equipment Services, Inc.
602,000 3.875%,  12/15/2028
a
600,911
Herc Holdings, Inc.
109,000 5.500%,  7/15/2027
a
108,583
295,000 6.625%,  6/15/2029
a
301,499
Honeywell International, Inc.
325,000 5.250%,  3/1/2054 304,868
Howmet Aerospace, Inc.
280,000 6.750%,  1/15/2028 294,987
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 210,090
Ingersoll Rand, Inc.
275,000 5.176%,  6/15/2029 277,590
80,000 5.700%,  8/14/2033 81,859
JBT Marel Corporation,
Convertible
195,000 0.250%,  5/15/2026 200,441
John Deere Capital Corporation
432,000 4.400%,  9/8/2031 419,806
138,000 3.900%,  6/7/2032 128,407
79,000 5.150%,  9/8/2033 79,664
L3Harris Technologies, Inc.
169,000 5.400%,  1/15/2027 171,199
Lockheed Martin Corporation
220,000 5.200%,  2/15/2064 201,588
Martin Marietta Materials, Inc.
165,000 5.150%,  12/1/2034 161,792
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
111,000 6.750%,  4/1/2032
a
112,339

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Capital Goods  2.9% - continued
MIWD Holdco II, LLC
$ 132,000 5.500%,  2/1/2030
a
$ 125,654
Mueller Water Products, Inc.
313,000 4.000%,  6/15/2029
a
292,227
Nesco Holdings II, Inc.
565,000 5.500%,  4/15/2029
a
534,018
New Enterprise Stone and Lime
Company, Inc.
602,000 5.250%,  7/15/2028
a
587,690
Northrop Grumman Corporation
327,000 5.200%,  6/1/2054 302,417
82,000 4.700%,  3/15/2033 79,542
OI European Group BV
394,000 4.750%,  2/15/2030
a
358,019
Otis Worldwide Corporation
166,000 2.056%,  4/5/2025 165,364
Owens-Brockway Glass Container,
Inc.
298,000 6.625%,  5/13/2027
a
298,980
146,000 7.375%,  6/1/2032
a
140,231
Parker-Hannifin Corporation
167,000 4.250%,  9/15/2027 165,428
Patrick Industries, Inc., Convertible
118,000 1.750%,  12/1/2028 182,575
Quikrete Holdings, Inc.
705,000 6.375%,  3/1/2032
a,c
706,755
Republic Services, Inc.
124,000 3.950%,  5/15/2028 121,099
156,000 5.000%,  12/15/2033 153,340
Resideo Funding, Inc.
379,000 6.500%,  7/15/2032
a
382,436
Reworld Holding Corporation
300,000 4.875%,  12/1/2029
a
279,379
Roller Bearing Company of
America, Inc.
376,000 4.375%,  10/15/2029
a
353,675
RTX Corporation
248,000 5.750%,  1/15/2029 256,372
798,000 4.500%,  6/1/2042 693,762
Sealed Air Corporation/Sealed Air
Corporation (US)
290,000 6.125%,  2/1/2028
a
292,629
Smyrna Ready Mix Concrete, LLC
498,000 8.875%,  11/15/2031
a
530,893
Spirit AeroSystems, Inc.
188,000 3.850%,  6/15/2026 184,725
170,000 4.600%,  6/15/2028 163,892
111,000 9.750%,  11/15/2030
a
122,801
SRM Escrow Issuer, LLC
132,000 6.000%,  11/1/2028
a
130,863
Standard Industries, Inc./NY
181,000 4.750%,  1/15/2028
a
176,096
181,000 3.375%,  1/15/2031
a
158,446
Textron, Inc.
221,000 3.650%,  3/15/2027 215,735
TopBuild Corporation
122,000 4.125%,  2/15/2032
a
109,136
Trane Technologies Financing, Ltd.
179,000 5.100%,  6/13/2034 177,617
TransDigm, Inc.
174,000 6.750%,  8/15/2028
a
177,083
604,000 7.125%,  12/1/2031
a
623,703
515,000 6.625%,  3/1/2032
a
523,792
Principal
Amount Long-Term Fixed Income  80.4% Value
Capital Goods  2.9% - continued
$ 462,000 6.000%,  1/15/2033
a
$ 455,889
Trivium Packaging Finance
252,000 5.500%,  8/15/2026
a
250,741
United Rentals North America, Inc.
680,000 4.875%,  1/15/2028 670,594
340,000 4.000%,  7/15/2030 314,762
Veralto Corporation
167,000 5.350%,  9/18/2028 169,730
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 61,608
Waste Pro USA, Inc.
406,000 7.000%,  2/1/2033
a
410,518
WESCO Distribution, Inc.
174,000 7.250%,  6/15/2028
a
177,300
184,000 6.375%,  3/15/2029
a
187,446
129,000 6.625%,  3/15/2032
a
131,892
Total 26,067,433
Collateralized Mortgage Obligations  9.2%
A&D Mortgage Trust
605,000
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,e
612,453
1,058,750
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,e
1,068,174
1,068,739
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
1,063,264
ACRA Trust
1,724,425
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
1,719,878
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,e
1,350,412
Banc of America Alternative Loan
Trust
707,493
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 616,995
Banc of America Mortgage
Securities Trust
116,802
5.775%,  9/25/2035, Ser.
2005-H, Class 2A1
b
102,097
190,083
6.404%,  9/25/2035, Ser.
2005-H, Class 3A1
b
178,393
CAFL Issuer, LLC
2,013,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,e
2,000,184
CHL Mortgage Pass-Through Trust
74,927
6.744%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
72,458
204,682
6.000%,  4/25/2037, Ser.
2007-3, Class A18 96,926
136,454
6.000%,  4/25/2037, Ser.
2007-3, Class A33 64,617
482,278
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 207,771
CHNGE Mortgage Trust
1,196,203
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,131,983
555,245
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
547,929
558,088
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
561,757
1,283,685
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,e
1,279,175

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Collateralized Mortgage Obligations  9.2% -
continued
$ 661,937
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,e
$ 669,556
823,460
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,e
820,695
CIM Trust
963,148
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,e
969,854
Citigroup Mortgage Loan Trust,
Inc.
194,971
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 188,160
824,460
5.251%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
730,847
COLT Mortgage Loan Trust
1,110,772
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,e
1,118,619
Countrywide Alternative Loan Trust
240,577
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 194,707
316,261
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 249,224
323,966
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 224,086
93,959
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 73,901
174,445
7.000%,  10/25/2037, Ser.
2007-24, Class A10 59,159
Countrywide Home Loan
Mortgage Pass Through Trust
193,905
5.190%,  11/25/2035, Ser.
2005-22, Class 2A1
b
157,604
CSMC Trust
634,729
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
634,340
275,706
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
232,013
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
442,400
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 392,304
Federal Home Loan Mortgage
Corporation - REMIC
639,470
4.000%,  1/25/2051, Ser.
5249, Class LA 619,442
1,068,048
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 844,899
1,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,209,270
11,865,495
1.500%,  12/25/2050, Ser.
5107, Class IO
h
928,061
224,874
3.000%,  5/15/2027, Ser.
4046, Class GI
h
4,175
276,345
3.000%,  7/15/2027, Ser.
4084, Class NI
h
6,724
767,390
3.500%,  10/15/2032, Ser.
4119, Class KI
h
63,098
757,592
3.000%,  4/15/2033, Ser.
4203, Class DI
h
31,312
Federal Home Loan Mortgage
Corporation STRIPS
951,354
3.500%,  8/15/2035, Ser.
345, Class C8
h
91,883
Principal
Amount Long-Term Fixed Income  80.4% Value
Collateralized Mortgage Obligations  9.2% -
continued
Federal National Mortgage
Association - REMIC
$ 1,300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD $ 1,189,336
728,926
4.500%,  6/25/2052, Ser.
2022-43, Class MA 715,171
209,492
3.000%,  7/25/2027, Ser.
2012-73, Class DI
h
4,456
288,267
3.000%,  7/25/2027, Ser.
2012-74, Class AI
h
5,859
303,082
3.000%,  8/25/2027, Ser.
2012-95, Class HI
h
3,638
839,770
3.000%,  11/25/2027, Ser.
2012-121, Class BI
h
20,691
666,326
3.000%,  12/25/2027, Ser.
2012-139, Class DI
h
15,439
220,795
2.500%,  1/25/2028, Ser.
2012-152, Class AI
h
5,011
561,149
3.000%,  1/25/2028, Ser.
2012-147, Class EI
h
11,907
198,988
3.000%,  2/25/2028, Ser.
2013-2, Class GI
h
5,287
486,944
3.000%,  3/25/2028, Ser.
2013-18, Class IL
h
11,297
411,872
2.500%,  6/25/2028, Ser.
2013-87, Class IW
h
11,111
181,924
3.000%,  11/25/2031, Ser.
2013-69, Class IO
h
1,366
659,121
3.000%,  2/25/2033, Ser.
2013-1, Class YI
h
49,629
First Horizon Alternative Mortgage
Securities Trust
95,608
5.576%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
88,165
Flagstar Mortgage Trust
1,388,356
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
1,177,582
1,576,018
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
1,265,494
695,679
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
614,322
GCAT Trust
2,232,759
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
2,271,024
818,740
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
751,245
1,609,149
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
1,608,835
GMAC Mortgage Corporation
Loan Trust
351,810
3.863%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
299,499
GMACM Mortgage Loan Trust
12,452
3.666%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
10,732
GS Mortgage-Backed Securities
Trust
1,367,047
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
1,361,494
Home RE, Ltd.
1,400,000
8.951%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,452,408

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Collateralized Mortgage Obligations  9.2% -
continued
$ 593,520
7.851%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
$ 596,982
IndyMac IMJA Mortgage Loan
Trust
281,248
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 115,274
IndyMac INDA Mortgage Loan
Trust
1,483,843
3.809%,  8/25/2036, Ser.
2006-AR1, Class A1
b
1,153,750
J.P. Morgan Alternative Loan Trust
289,986
4.975%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
217,062
J.P. Morgan Mortgage Trust
402,849
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
340,842
933,265
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
918,349
160,429
6.345%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
152,816
LHOME Mortgage Trust
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,e
1,421,208
1,700,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,e
1,719,097
1,225,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,e
1,242,214
1,000,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,e
1,013,252
1,625,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,e
1,631,396
Merrill Lynch Alternative Note
Asset Trust
503,922
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 172,928
MFA Trust
251,669
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,e
241,836
1,800,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,e
1,811,746
MortgageIT Securities Corporation
Mortgage Loan Trust
1,493,635
4.885%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,307,515
New Residential Mortgage Loan
Trust
1,800,000
3.879%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
1,391,999
NYMT Loan Trust
1,150,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,e
1,162,480
1,750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,e
1,764,518
PMT Loan Trust
1,800,000
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
1,808,156
Pretium Mortgage Credit Partners,
LLC
900,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,e
900,629
Principal
Amount Long-Term Fixed Income  80.4% Value
Collateralized Mortgage Obligations  9.2% -
continued
PRKCM Trust
$ 272,772
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
$ 274,639
639,717
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,e
652,675
PRPM, LLC
1,191,735
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
1,157,520
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,e
1,201,076
1,046,279
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,e
1,052,992
1,967,884
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,e
1,961,587
1,554,712
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e
1,556,177
1,750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,e
1,750,041
Radnor Re, Ltd.
2,000,000
7.251%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
2,020,205
Residential Accredit Loans, Inc.
Trust
255,767
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 220,071
361,064
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 278,749
176,327
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 144,488
Residential Funding Mortgage
Security I Trust
200,129
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 156,842
Roc Mortgage Trust
363,986
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
363,986
1,750,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,e
1,741,233
Saluda Grade Alternative
Mortgage Trust
1,750,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,e
1,767,648
1,650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,e
1,662,822
Sequoia Mortgage Trust
165,039
3.972%,  9/20/2046, Ser.
2007-1, Class 4A1
b
109,439
Structured Adjustable Rate
Mortgage Loan Trust
91,485
5.166%,  7/25/2035, Ser.
2005-15, Class 4A1
b
77,499
Toorak Mortgage Trust
1,300,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,e
1,311,116
Triangle Re, Ltd.
849,912
7.751%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
862,348
TVC Mortgage Trust
1,000,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,e
1,009,404

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Collateralized Mortgage Obligations  9.2% -
continued
$ 1,550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,e
$ 1,543,324
Verus Securitization Trust
1,743,713
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
1,504,003
686,314
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
605,696
898,961
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,e
902,850
Washington Mutual Mortgage
Pass-Through Certificates
302,550
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 254,172
Total 83,366,048
Commercial Mortgage-Backed Securities  0.6%
BANK 2018-BNK12
1,750,000
4.342%,  5/15/2061, Ser.
2018-BN12, Class AS
b
1,677,304
BANK 2022-BNK39
13,393,481
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,h
326,670
BBCMS Mortgage Trust
7,109,433
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,h
499,021
Velocity Commercial Capital Loan
Trust
760,184
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
766,804
1,041,485
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
1,051,665
862,686
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
882,102
Total 5,203,566
Communications Services  3.6%
AMC Networks, Inc.
93,000 10.250%,  1/15/2029
a
99,277
American Tower Corporation
247,000 4.400%,  2/15/2026 245,898
144,000 1.450%,  9/15/2026 136,646
243,000 5.500%,  3/15/2028 247,094
160,000 5.800%,  11/15/2028 164,591
192,000 3.800%,  8/15/2029 182,049
333,000 5.000%,  1/31/2030 331,444
AppLovin Corporation
370,000 5.500%,  12/1/2034 368,447
AT&T, Inc.
300,000 5.700%,  3/1/2057 287,756
792,000 3.550%,  9/15/2055 531,580
433,000 4.300%,  2/15/2030 420,313
158,000 5.400%,  2/15/2034 158,829
Bell Telephone Company of
Canada
157,000 5.100%,  5/11/2033 152,667
Cable One, Inc., Convertible
84,000 1.125%,  3/15/2028 69,250
CCO Holdings, LLC/CCO Holdings
Capital Corporation
250,000 5.500%,  5/1/2026
a
249,069
515,000 5.125%,  5/1/2027
a
505,488
178,000 5.000%,  2/1/2028
a
173,269
145,000 5.375%,  6/1/2029
a
140,135
Principal
Amount Long-Term Fixed Income  80.4% Value
Communications Services  3.6% - continued
$ 351,000 6.375%,  9/1/2029
a
$ 351,206
1,120,000 4.750%,  3/1/2030
a
1,037,415
161,000 4.500%,  8/15/2030
a
146,477
351,000 4.250%,  2/1/2031
a
311,383
119,000 4.750%,  2/1/2032
a
105,892
472,000 4.250%,  1/15/2034
a
385,610
CenterPoint Energy, Inc.,
Convertible
6,766 3.369%,  9/15/2029 275,106
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
840,000 4.200%,  3/15/2028 815,024
221,000 5.050%,  3/30/2029 217,302
234,000 6.550%,  6/1/2034 239,332
Clear Channel Outdoor Holdings,
Inc.
465,000 7.875%,  4/1/2030
a
481,203
Clear Channel Worldwide
Holdings, Inc.
360,000 5.125%,  8/15/2027
a
350,682
Comcast Corporation
483,000 5.650%,  6/1/2054 464,034
476,000 3.400%,  4/1/2030 442,831
Connect Finco SARL/Connect US
Finco, LLC
184,000 9.000%,  9/15/2029
a
164,924
Crown Castle, Inc.
205,000 2.900%,  3/15/2027 197,250
114,000 4.900%,  9/1/2029 113,318
Deluxe Corporation
419,000 8.125%,  9/15/2029
a
430,945
Deutsche Telekom International
Finance BV
499,000 8.750%,  6/15/2030 580,736
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
1,249,000 5.875%,  8/15/2027
a
1,236,868
FiberCop SPA
630,000 6.000%,  9/30/2034
a
604,098
Frontier Communications
Holdings, LLC
610,000 5.875%,  10/15/2027
a
610,175
GCI, LLC
483,000 4.750%,  10/15/2028
a
455,678
Gray Media, Inc.
154,000 10.500%,  7/15/2029
a,g
161,212
Iliad Holding SASU
476,000 8.500%,  4/15/2031
a
511,145
254,000 7.000%,  4/15/2032
a
257,545
Intelsat Jackson Holdings SA
478,000 6.500%,  3/15/2030
a
431,842
Lamar Media Corporation
267,000 3.625%,  1/15/2031 238,439
LCPR Senior Secured Financing
DAC
715,000 6.750%,  10/15/2027
a
654,362
Level 3 Financing, Inc.
94,000 3.625%,  1/15/2029
a
72,380
180,254 10.500%,  4/15/2029
a
201,909
180,255 11.000%,  11/15/2029
a
204,353
265,000 10.500%,  5/15/2030
a
288,773
89,000 10.750%,  12/15/2030
a
100,170

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Communications Services  3.6% - continued
$ 218,000 4.000%,  4/15/2031
a
$ 170,040
Lumen Technologies, Inc.
104,562 4.125%,  4/15/2030
a
91,643
McGraw-Hill Education, Inc.
541,000 5.750%,  8/1/2028
a
532,501
Meta Platforms, Inc.
333,000 5.550%,  8/15/2064 323,447
169,000 3.850%,  8/15/2032 157,394
342,000 4.750%,  8/15/2034 333,849
Nexstar Media, Inc.
221,000 5.625%,  7/15/2027
a
217,971
282,000 4.750%,  11/1/2028
a
265,908
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
50,000 4.625%,  3/15/2030
a,g
46,479
Paramount Global
404,000 6.375%,  3/30/2062
b
393,811
Playtika Holding Corporation
422,000 4.250%,  3/15/2029
a
389,209
Rogers Communications, Inc.
205,000 5.250%,  3/15/2082
a,b,g
200,821
266,000 5.000%,  2/15/2029 264,612
438,000 5.300%,  2/15/2034 424,842
Sinclair Television Group, Inc.
91,000 8.125%,  2/15/2033
a,c
91,506
Sirius XM Radio, LLC
416,000 5.000%,  8/1/2027
a
408,496
510,000 4.000%,  7/15/2028
a
476,904
130,000 4.125%,  7/1/2030
a
116,198
Sprint Capital Corporation
511,000 6.875%,  11/15/2028 542,133
220,000 8.750%,  3/15/2032 262,837
Take-Two Interactive Software, Inc.
172,000 5.600%,  6/12/2034 172,997
TEGNA, Inc.
566,000 4.625%,  3/15/2028 542,109
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
a
579,000
T-Mobile USA, Inc.
160,000 5.500%,  1/15/2055 151,453
344,000 5.250%,  6/15/2055 313,192
338,000 3.375%,  4/15/2029 316,679
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
76,000 10.500%,  2/15/2028
a
81,258
557,000 4.750%,  4/15/2028
a
529,030
216,000 6.500%,  2/15/2029
a
197,054
Univision Communications, Inc.
74,000 8.000%,  8/15/2028
a
75,647
594,000 4.500%,  5/1/2029
a
540,919
270,000 7.375%,  6/30/2030
a
266,402
179,000 8.500%,  7/31/2031
a
179,789
Verizon Communications, Inc.
207,000 5.500%,  2/23/2054 198,453
552,000 3.150%,  3/22/2030 506,811
296,000 2.355%,  3/15/2032 246,237
230,000 4.780%,  2/15/2035
a
219,303
Viasat, Inc.
188,000 5.625%,  4/15/2027
a,g
182,591
Principal
Amount Long-Term Fixed Income  80.4% Value
Communications Services  3.6% - continued
Virgin Media Finance plc
$ 214,000 5.000%,  7/15/2030
a
$ 186,348
Virgin Media Secured Finance plc
460,000 5.500%,  5/15/2029
a
440,433
VMED O2 UK Financing I plc
218,000 4.750%,  7/15/2031
a
191,534
192,000 7.750%,  4/15/2032
a
194,625
Vodafone Group plc
270,000 5.125%,  6/4/2081
b
208,481
175,000 5.875%,  6/28/2064 168,206
352,000 7.000%,  4/4/2079
b
366,310
VZ Secured Financing BV
718,000 5.000%,  1/15/2032
a
641,526
Walt Disney Company
123,000 3.800%,  3/22/2030 118,002
Warnermedia Holdings, Inc.
705,000 4.054%,  3/15/2029 661,852
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
245,000 8.250%,  10/1/2031
a
253,580
Zegona Finance plc
170,000 8.625%,  7/15/2029
a
181,475
Ziggo Bond Company BV
217,000 5.125%,  2/28/2030
a,g
197,355
Ziggo BV
198,000 4.875%,  1/15/2030
a
185,477
Total 32,608,150
Consumer Cyclical  5.0%
1011778 B.C., ULC/New Red
Finance, Inc.
127,000 3.875%,  1/15/2028
a
121,204
281,000 4.375%,  1/15/2028
a
270,251
190,000 6.125%,  6/15/2029
a
192,588
328,000 5.625%,  9/15/2029
a
326,603
Adient Global Holdings, Ltd.
123,000 8.250%,  4/15/2031
a,g
127,565
188,000 7.500%,  2/15/2033
a
190,506
ADT Security Corporation
149,000 4.125%,  8/1/2029
a
139,997
149,000 4.875%,  7/15/2032
a
138,635
Alimentation Couche-Tard, Inc.
279,000 5.617%,  2/12/2054
a
264,320
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
815,000 4.625%,  6/1/2028
a
778,060
30,000 4.625%,  6/1/2028
a
28,603
Allison Transmission, Inc.
142,000 3.750%,  1/30/2031
a
126,714
Amazon.com, Inc.
147,000 1.500%,  6/3/2030 125,197
164,000 4.700%,  12/1/2032 162,717
American Axle & Manufacturing,
Inc.
516,000 5.000%,  10/1/2029
g
473,375
American Honda Finance
Corporation
365,000 5.050%,  7/10/2031 363,887
241,000 4.900%,  1/10/2034
g
232,560

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Consumer Cyclical  5.0% - continued
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
$ 99,000 7.000%,  4/15/2030
a,g
$ 90,831
Arko Corporation
342,000 5.125%,  11/15/2029
a,g
315,542
Asbury Automotive Group, Inc.
313,000 5.000%,  2/15/2032
a
292,860
Ashton Woods USA, LLC/Ashton
Woods Finance Company
310,000 4.625%,  8/1/2029
a
287,075
156,000 4.625%,  4/1/2030
a
143,671
Aston Martin Capital Holdings, Ltd.
320,000 10.000%,  3/31/2029
a
317,592
Bath & Body Works, Inc.
148,000 6.950%,  3/1/2033 150,330
Beazer Homes USA, Inc.
310,000 7.500%,  3/15/2031
a
312,578
Belron UK Finance plc
355,000 5.750%,  10/15/2029
a
351,813
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 124,556
Booking Holdings, Inc.,
Convertible
106,000 0.750%,  5/1/2025 267,042
Boyd Gaming Corporation
480,000 4.750%,  6/15/2031
a
447,824
Boyne USA, Inc.
297,000 4.750%,  5/15/2029
a
282,325
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
273,000 4.875%,  2/15/2030
a
249,741
Burlington Stores, Inc., Convertible
94,000 2.250%,  4/15/2025 121,589
115,000 1.250%,  12/15/2027 171,580
Caesars Entertainment, Inc.
2,000 8.125%,  7/1/2027
a
2,021
799,000 4.625%,  10/15/2029
a,g
754,311
220,000 6.500%,  2/15/2032
a
222,740
201,000 6.000%,  10/15/2032
a
195,484
Carnival Corporation
436,000 7.625%,  3/1/2026
a
436,754
785,000 5.750%,  3/1/2027
a
786,642
435,000 4.000%,  8/1/2028
a
415,173
114,000 6.000%,  5/1/2029
a
114,220
Carnival Corporation, Convertible
280,000 5.750%,  12/1/2027 614,880
Carvana Company
73,050
0.000%,PIK 12.000%,
12/1/2028
a,i
78,690
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
90,000 5.375%,  4/15/2027 89,610
497,000 5.250%,  7/15/2029 479,225
Churchill Downs, Inc.
290,000 4.750%,  1/15/2028
a
282,577
223,000 6.750%,  5/1/2031
a
226,786
Clarios Global, LP/Clarios US
Finance Company, Inc.
247,000 6.750%,  5/15/2028
a
251,625
354,000 6.750%,  2/15/2030
a
359,554
Principal
Amount Long-Term Fixed Income  80.4% Value
Consumer Cyclical  5.0% - continued
Cracker Barrel Old Country Store,
Inc., Convertible
$ 38,000 0.625%,  6/15/2026
g
$ 36,291
Crocs, Inc.
179,000 4.250%,  3/15/2029
a
166,477
Cushman & Wakefield US
Borrower, LLC
90,000 6.750%,  5/15/2028
a
90,744
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
152,103
Dana, Inc.
180,000 5.625%,  6/15/2028 178,784
267,000 4.500%,  2/15/2032
g
251,473
eG Global Finance plc
90,000 12.000%,  11/30/2028
a
100,899
Expedia Group, Inc.
220,000 3.250%,  2/15/2030 202,974
Expedia Group, Inc., Convertible
168,000 Zero Coupon,  2/15/2026 164,373
Ford Motor Company, Convertible
301,000 Zero Coupon,  3/15/2026 293,475
Ford Motor Credit Company, LLC
266,000 5.850%,  5/17/2027 268,937
255,000 2.900%,  2/10/2029 229,638
275,000 7.122%,  11/7/2033 287,638
Forestar Group, Inc.
187,000 3.850%,  5/15/2026
a
182,675
Gap, Inc.
130,000 3.625%,  10/1/2029
a
118,256
209,000 3.875%,  10/1/2031
a
183,304
Garrett Motion Holdings, Inc./
Garrett LX I SARL
256,000 7.750%,  5/31/2032
a
260,816
General Motors Financial
Company, Inc.
544,000 2.900%,  2/26/2025 543,277
135,000 2.750%,  6/20/2025 133,964
250,000 5.800%,  6/23/2028 255,394
204,000 5.800%,  1/7/2029 207,779
412,000 4.900%,  10/6/2029 405,231
200,000 5.700%,  9/30/2030
b,j
194,642
121,000 5.750%,  2/8/2031 122,684
306,000 5.950%,  4/4/2034 306,879
Genting New York, LLC/GENNY
Capital, Inc.
296,000 7.250%,  10/1/2029
a
304,285
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
150,000 8.750%,  1/15/2032
a
132,711
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
180,000 3.500%,  3/1/2029
a
166,372
Goodyear Tire & Rubber Company
180,000 4.875%,  3/15/2027 176,550
185,000 5.000%,  7/15/2029
g
172,589
Hanesbrands, Inc.
207,000 4.875%,  5/15/2026
a
205,359
101,000 9.000%,  2/15/2031
a
107,920
Harley-Davidson Financial
Services, Inc.
264,000 5.950%,  6/11/2029
a
265,770

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Consumer Cyclical  5.0% - continued
Hilton Domestic Operating
Company, Inc.
$ 646,000 4.875%,  1/15/2030 $ 625,629
90,000 4.000%,  5/1/2031
a
82,041
519,000 3.625%,  2/15/2032
a
456,349
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
643,000 5.000%,  6/1/2029
a
612,562
Home Depot, Inc.
181,000 5.300%,  6/25/2054 172,189
181,000 5.400%,  6/25/2064 173,124
208,000 3.250%,  4/15/2032 186,277
Hyundai Capital America
115,000 5.500%,  3/30/2026
a
115,864
221,000 3.000%,  2/10/2027
a
212,980
166,000 6.500%,  1/16/2029
a
173,730
Hyundai Capital Services, Inc.
200,000 5.125%,  2/5/2027
a
200,909
International Game Technology plc
591,000 5.250%,  1/15/2029
a
581,553
Jacobs Entertainment, Inc.
300,000 6.750%,  2/15/2029
a
294,744
Jaguar Land Rover Automotive plc
217,000 5.500%,  7/15/2029
a,g
213,462
K Hovnanian Enterprises, Inc.
122,000 11.750%,  9/30/2029
a
132,625
KB Home
440,000 4.800%,  11/15/2029 421,968
177,000 4.000%,  6/15/2031 158,520
L Brands, Inc.
699,000 6.625%,  10/1/2030
a
711,684
248,000 6.875%,  11/1/2035 255,913
Las Vegas Sands Corporation
168,000 5.900%,  6/1/2027 170,285
Life Time, Inc.
263,000 6.000%,  11/15/2031
a
263,047
Light & Wonder International, Inc.
165,000 7.250%,  11/15/2029
a
170,215
Live Nation Entertainment, Inc.
201,000 4.750%,  10/15/2027
a
197,007
Live Nation Entertainment, Inc.,
Convertible
233,000 3.125%,  1/15/2029 344,980
265,000 2.875%,  1/15/2030
a
275,865
Lowe's Companies, Inc.
335,000 4.500%,  4/15/2030 329,633
Macy's Retail Holdings, LLC
193,000 5.875%,  4/1/2029
a,g
189,068
179,000 6.125%,  3/15/2032
a
169,285
Marriott International, Inc./MD
165,000 4.900%,  4/15/2029 164,915
220,000 4.625%,  6/15/2030 215,721
Marriott Vacations Worldwide
Corporation, Convertible
118,000 Zero Coupon,  1/15/2026 112,914
304,000 3.250%,  12/15/2027 284,392
Match Group Holdings II, LLC
392,000 4.125%,  8/1/2030
a
354,102
Mattamy Group Corporation
411,000 5.250%,  12/15/2027
a
402,666
McDonald's Corporation
152,000 4.950%,  8/14/2033
g
150,929
Principal
Amount Long-Term Fixed Income  80.4% Value
Consumer Cyclical  5.0% - continued
Melco Resorts Finance, Ltd.
$ 498,000 5.375%,  12/4/2029
a
$ 459,038
460,000 7.625%,  4/17/2032
a
459,209
Meritage Homes Corporation,
Convertible
115,000 1.750%,  5/15/2028
a
115,230
MGM Resorts International
191,000 6.125%,  9/15/2029 191,150
Michaels Companies, Inc.
265,000 5.250%,  5/1/2028
a
206,076
NCL Corporation, Ltd.
35,000 5.875%,  3/15/2026
a
35,128
431,000 5.875%,  2/15/2027
a
432,977
392,000 6.750%,  2/1/2032
a
398,121
Nordstrom, Inc.
225,000 4.250%,  8/1/2031 198,431
PENN Entertainment, Inc.
450,000 4.125%,  7/1/2029
a,g
409,927
PetSmart, Inc./PetSmart Finance
Corporation
605,000 4.750%,  2/15/2028
a
579,840
181,000 7.750%,  2/15/2029
a
180,416
Phinia, Inc.
271,000 6.625%,  10/15/2032
a
271,560
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
233,000 5.750%,  4/15/2026
a
233,564
QVC, Inc.
113,000 6.875%,  4/15/2029
a,g
94,221
Rakuten Group, Inc.
269,000 11.250%,  2/15/2027
a
294,022
310,000 9.750%,  4/15/2029
a
338,581
250,000 8.125%,  12/15/2029
a,b,j
246,669
Raven Acquisition Holdings, LLC
188,000 6.875%,  11/15/2031
a
187,565
Royal Caribbean Cruises, Ltd.
792,000 4.250%,  7/1/2026
a
781,118
122,000 5.625%,  9/30/2031
a
121,095
S&S Holdings, LLC
345,000 8.375%,  10/1/2031
a
346,194
Saks Global Enterprises, LLC
181,000 11.000%,  12/15/2029
a
173,326
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
5,000 6.625%,  3/1/2030
a
4,868
SeaWorld Parks and
Entertainment, Inc.
432,000 5.250%,  8/15/2029
a
417,490
Service Corporation International/
US
180,000 3.375%,  8/15/2030 159,738
127,000 4.000%,  5/15/2031 114,738
286,000 5.750%,  10/15/2032 281,027
Six Flags Entertainment
Corporation
90,000 7.250%,  5/15/2031
a
92,712
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
90,000 6.625%,  5/1/2032
a
91,946
Six Flags Theme Parks, Inc.
98,000 7.000%,  7/1/2025
a,g
98,154
Sonic Automotive, Inc.
225,000 4.875%,  11/15/2031
a
207,509

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Consumer Cyclical  5.0% - continued
Staples, Inc.
$ 367,000 10.750%,  9/1/2029
a
$ 359,676
Station Casinos, LLC
422,000 4.625%,  12/1/2031
a
383,084
Tenneco, Inc.
386,000 8.000%,  11/17/2028
a
368,455
Toyota Motor Credit Corporation
162,000 5.550%,  11/20/2030 167,457
175,000 4.800%,  1/5/2034 170,255
403,000 5.350%,  1/9/2035 405,111
Tractor Supply Company
151,000 5.250%,  5/15/2033 150,812
Uber Technologies, Inc.
255,000 5.350%,  9/15/2054 235,797
315,000 4.800%,  9/15/2034 301,602
Uber Technologies, Inc.,
Convertible
148,000 Zero Coupon,  12/15/2025 153,970
281,000 0.875%,  12/1/2028 325,960
VICI Properties, LP/VICI Note
Company, Inc.
496,000 5.750%,  2/1/2027
a
500,620
Victoria's Secret & Company
539,000 4.625%,  7/15/2029
a,g
495,167
Viking Cruises, Ltd.
923,000 5.875%,  9/15/2027
a
921,282
Volkswagen Group of America
Finance, LLC
68,000 3.350%,  5/13/2025
a
67,726
Walgreens Boots Alliance, Inc.
312,000 3.200%,  4/15/2030 259,113
WASH Multifamily Acquisition, Inc.
242,000 5.750%,  4/15/2026
a
241,868
Wyndham Hotels & Resorts, Inc.
282,000 4.375%,  8/15/2028
a
270,940
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
151,000 5.125%,  10/1/2029
a
146,351
165,000 7.125%,  2/15/2031
a
172,529
Yum! Brands, Inc.
536,000 4.750%,  1/15/2030
a
514,572
ZF North America Capital, Inc.
303,000 7.125%,  4/14/2030
a
302,992
188,000 6.750%,  4/23/2030
a
184,732
Total 45,069,144
Consumer Non-Cyclical  4.4%
1375209 B.C., Ltd.
179,000 9.000%,  1/30/2028
a,g
179,260
AbbVie, Inc.
406,000 5.500%,  3/15/2064 390,136
607,000 4.500%,  5/14/2035 570,742
247,000 5.350%,  3/15/2044 241,831
Acadia Healthcare Company, Inc.
270,000 5.000%,  4/15/2029
a
256,743
AdaptHealth, LLC
797,000 4.625%,  8/1/2029
a
732,587
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
567,000 4.625%,  1/15/2027
a
556,907
601,000 3.500%,  3/15/2029
a
552,883
Principal
Amount Long-Term Fixed Income  80.4% Value
Consumer Non-Cyclical  4.4% - continued
Altria Group, Inc.
$ 166,000 6.200%,  11/1/2028 $ 172,785
Amgen, Inc.
247,000 5.150%,  3/2/2028 249,791
Anheuser-Busch InBev Worldwide,
Inc.
295,000 4.750%,  1/23/2029 295,211
487,000 5.000%,  6/15/2034 480,200
ANI Pharmaceuticals, Inc.,
Convertible
142,000 2.250%,  9/1/2029
a
146,806
AstraZeneca Finance, LLC
299,000 1.750%,  5/28/2028 272,757
258,000 5.000%,  2/26/2034 255,383
BAT Capital Corporation
202,000 6.343%,  8/2/2030 213,351
141,000 7.750%,  10/19/2032 159,988
Bausch + Lomb Corporation
106,000 8.375%,  10/1/2028
a
110,978
Bausch Health Companies, Inc.
396,000 5.500%,  11/1/2025
a
388,575
413,000 4.875%,  6/1/2028
a
334,586
200,000 11.000%,  9/30/2028
a,g
186,529
Becton, Dickinson and Company
165,000 4.693%,  2/13/2028 164,764
221,000 2.823%,  5/20/2030 198,534
BellRing Brands, Inc.
314,000 7.000%,  3/15/2030
a
325,478
BioMarin Pharmaceutical, Inc.,
Convertible
223,000 1.250%,  5/15/2027 205,798
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 197,878
Bristol-Myers Squibb Company
331,000 5.550%,  2/22/2054 321,317
166,000 5.750%,  2/1/2031 173,323
82,000 5.900%,  11/15/2033 86,212
Bunge, Ltd. Finance Corporation
99,000 4.650%,  9/17/2034 93,798
Campbell's Company
526,000 5.400%,  3/21/2034 524,069
Cargill, Inc.
288,000 2.125%,  11/10/2031
a
241,237
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
166,000 9.500%,  10/15/2029
a
165,333
Cencora, Inc.
334,000 5.150%,  2/15/2035 326,226
Central Garden & Pet Company
244,000 4.125%,  10/15/2030 221,837
Champ Acquisition Corporation
150,000 8.375%,  12/1/2031
a
156,221
Charles River Laboratories
International, Inc.
217,000 4.000%,  3/15/2031
a
195,073
Chefs' Warehouse, Inc.,
Convertible
209,000 2.375%,  12/15/2028 283,966
CHS/Community Health Systems,
Inc.
397,000 5.625%,  3/15/2027
a
385,466
136,000 8.000%,  12/15/2027
a
135,126
267,000 6.000%,  1/15/2029
a
243,378
241,000 4.750%,  2/15/2031
a
196,662

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Consumer Non-Cyclical  4.4% - continued
$ 257,000 10.875%,  1/15/2032
a
$ 264,703
Cigna Group
167,000 5.600%,  2/15/2054 156,586
213,000 2.400%,  3/15/2030 187,660
Coca-Cola Company
161,000 5.300%,  5/13/2054 155,160
Concentra Escrow Issuer
Corporation
163,000 6.875%,  7/15/2032
a
168,550
Constellation Brands, Inc.
163,000 4.800%,  1/15/2029 161,995
295,000 3.150%,  8/1/2029 272,542
110,000 4.900%,  5/1/2033 105,688
CVS Health Corporation
165,000 7.000%,  3/10/2055
b
166,660
318,000 6.050%,  6/1/2054 302,854
144,000 6.750%,  12/10/2054
b
142,371
168,000 5.000%,  2/20/2026 168,297
115,000 4.300%,  3/25/2028 112,288
488,000 4.780%,  3/25/2038 428,635
515,000 6.000%,  6/1/2044 494,184
DaVita, Inc.
206,000 3.750%,  2/15/2031
a
181,282
319,000 6.875%,  9/1/2032
a
323,477
Diageo Capital plc
129,000 2.000%,  4/29/2030 112,083
250,000 5.625%,  10/5/2033 256,881
Edgewell Personal Care Company
385,000 5.500%,  6/1/2028
a
379,589
Eli Lilly & Company
328,000 5.000%,  2/9/2054 301,447
310,000 4.700%,  2/27/2033 304,880
Embecta Corporation
218,000 5.000%,  2/15/2030
a
202,704
175,000 6.750%,  2/15/2030
a
167,140
Encompass Health Corporation
280,000 4.500%,  2/1/2028 273,328
Endo Finance Holdings, Inc.
179,000 8.500%,  4/15/2031
a,g
191,468
Energizer Holdings, Inc.
195,000 4.750%,  6/15/2028
a,g
187,300
475,000 4.375%,  3/31/2029
a
444,089
Envista Holdings Corporation,
Convertible
15,000 2.375%,  6/1/2025
g
16,200
107,000 1.750%,  8/15/2028 96,835
Fortrea Holdings, Inc.
61,000 7.500%,  7/1/2030
a,g
61,240
GE HealthCare Technologies, Inc.
274,000 6.377%,  11/22/2052 294,345
General Mills, Inc.
62,000 4.950%,  3/29/2033 60,636
Gilead Sciences, Inc.
160,000 5.250%,  10/15/2033 160,894
HCA, Inc.
171,000 5.950%,  9/15/2054 163,629
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
375,000 7.875%,  9/1/2025
a
374,800
HLF Financing SARL, LLC/
Herbalife International, Inc.
191,000 12.250%,  4/15/2029
a
200,561
206,000 4.875%,  6/1/2029
a
139,283
Principal
Amount Long-Term Fixed Income  80.4% Value
Consumer Non-Cyclical  4.4% - continued
Insulet Corporation, Convertible
$ 434,000 0.375%,  9/1/2026 $ 574,829
Integer Holdings Corporation,
Convertible
233,000 2.125%,  2/15/2028 396,333
Jazz Investments I, Ltd.,
Convertible
290,000 2.000%,  6/15/2026 296,525
247,000 3.125%,  9/15/2030
a
267,378
Jazz Securities DAC
125,000 4.375%,  1/15/2029
a
119,069
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
395,000 2.500%,  1/15/2027 376,450
173,000 3.625%,  1/15/2032 153,070
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
342,000 5.950%,  4/20/2035
a
346,559
Johnson & Johnson
322,000 5.250%,  6/1/2054 315,841
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
344,000 9.000%,  2/15/2029
a
357,544
Keurig Dr Pepper, Inc.
272,000 3.200%,  5/1/2030 249,201
344,000 5.300%,  3/15/2034 343,743
Kraft Heinz Foods Company
152,000 6.750%,  3/15/2032 165,025
Kroger Company
124,000 4.500%,  1/15/2029 122,615
Lamb Weston Holdings, Inc.
176,000 4.125%,  1/31/2030
a
163,045
190,000 4.375%,  1/31/2032
a
172,868
LifePoint Health, Inc.
353,000 9.875%,  8/15/2030
a
376,576
216,000 11.000%,  10/15/2030
a
238,825
136,000 10.000%,  6/1/2032
a
132,580
Mattel, Inc.
415,000 3.375%,  4/1/2026
a
407,148
Medline Borrower, LP/Medline Co-
Issuer, Inc.
218,000 6.250%,  4/1/2029
a
221,515
Medtronic Global Holdings SCA
160,000 4.500%,  3/30/2033 154,051
Mozart Debt Merger Sub, Inc.
490,000 3.875%,  4/1/2029
a
457,222
585,000 5.250%,  10/1/2029
a
566,825
MPH Acquisition Holdings, LLC
97,063 5.750%,  12/31/2030
a
77,650
50,692 11.500%,  12/31/2030
a
43,595
Nestle Capital Corporation
200,000 5.100%,  3/12/2054
a
187,777
Newell Brands, Inc.
186,000 6.375%,  9/15/2027 189,332
185,000 6.625%,  9/15/2029
g
189,775
112,000 6.375%,  5/15/2030 113,400
Novartis Capital Corporation
429,000 4.700%,  9/18/2054 380,330
Organon & Company/Organon
Foreign Debt Co-Issuer BV
253,000 4.125%,  4/30/2028
a
239,965

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Consumer Non-Cyclical  4.4% - continued
$ 491,000 5.125%,  4/30/2031
a
$ 444,471
Owens & Minor, Inc.
319,000 6.625%,  4/1/2030
a,g
307,169
PepsiCo, Inc.
351,000 5.250%,  7/17/2054 336,258
Performance Food Group, Inc.
396,000 4.250%,  8/1/2029
a
372,312
254,000 6.125%,  9/15/2032
a
254,534
Perrigo Finance Unlimited
Company
302,000 4.900%,  6/15/2030 284,761
167,000 6.125%,  9/30/2032 163,763
Philip Morris International, Inc.
322,000 4.875%,  2/15/2028 323,700
141,000 5.625%,  11/17/2029 145,463
174,000 5.125%,  2/13/2031 174,889
141,000 5.750%,  11/17/2032 145,398
256,000 5.250%,  2/13/2034 254,099
214,000 4.900%,  11/1/2034 206,436
Post Holdings, Inc.
270,000 4.625%,  4/15/2030
a
251,153
425,000 4.500%,  9/15/2031
a
384,287
249,000 6.250%,  10/15/2034
a
242,649
Post Holdings, Inc., Convertible
423,000 2.500%,  8/15/2027 472,703
Radiology Partners, Inc.
148,000 7.775%,  1/31/2029
a
146,659
Roche Holdings, Inc.
250,000 5.218%,  3/8/2054
a
238,464
200,000 2.076%,  12/13/2031
a
167,152
Royalty Pharma plc
343,000 1.200%,  9/2/2025 335,856
238,000 5.150%,  9/2/2029 237,839
Select Medical Corporation
169,000 6.250%,  12/1/2032
a
166,029
Simmons Foods, Inc.
523,000 4.625%,  3/1/2029
a
487,418
Sotera Health Holdings, LLC
192,000 7.375%,  6/1/2031
a
195,497
Spectrum Brands, Inc.,
Convertible
243,000 3.375%,  6/1/2029
a
237,533
Star Parent, Inc.
170,000 9.000%,  10/1/2030
a
178,891
Stryker Corporation
333,000 5.200%,  2/10/2035
c
330,754
Surgery Center Holdings, Inc.
92,000 7.250%,  4/15/2032
a
91,771
Sysco Corporation
128,000 5.950%,  4/1/2030 133,098
Takeda Pharmaceutical Company,
Ltd.
280,000 5.650%,  7/5/2054 271,082
297,000 5.000%,  11/26/2028 298,724
200,000 5.650%,  7/5/2044 197,524
Tenet Healthcare Corporation
920,000 5.125%,  11/1/2027 910,015
545,000 4.375%,  1/15/2030 509,872
404,000 6.750%,  5/15/2031 413,441
Teva Pharmaceutical Finance
Netherlands III BV
228,000 3.150%,  10/1/2026 220,928
Principal
Amount Long-Term Fixed Income  80.4% Value
Consumer Non-Cyclical  4.4% - continued
Unilever Capital Corporation
$ 225,000 5.000%,  12/8/2033 $ 224,945
US Acute Care Solutions, LLC
344,000 9.750%,  5/15/2029
a
349,815
Varex Imaging Corporation,
Convertible
153,000 4.000%,  6/1/2025 152,842
Viterra Finance BV
324,000 3.200%,  4/21/2031
a
284,145
Winnebago Industries, Inc.,
Convertible
112,000 3.250%,  1/15/2030
a
102,480
Wyeth, LLC
382,000 6.500%,  2/1/2034 416,799
Zoetis, Inc.
236,000 5.600%,  11/16/2032 243,427
Total 40,475,695
Energy  3.9%
Aethon United BR, LP/Aethon
United Finance Corporation
166,000 7.500%,  10/1/2029
a
170,245
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
363,000 5.375%,  6/15/2029
a
354,892
APA Corporation
239,000 4.375%,  10/15/2028
a
231,892
Archrock Partners, LP/Archrock
Partners Finance Corporation
266,000 6.250%,  4/1/2028
a
267,316
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
367,000 8.250%,  12/31/2028
a
374,553
183,000 5.875%,  6/30/2029
a
180,063
Baytex Energy Corporation
372,000 8.500%,  4/30/2030
a
383,252
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
294,000 7.000%,  7/15/2029
a
302,004
BP Capital Markets America, Inc.
531,000 4.234%,  11/6/2028 521,736
259,000 4.812%,  2/13/2033 251,004
500,000 5.227%,  11/17/2034 493,452
BP Capital Markets plc
191,000 4.875%,  3/22/2030
b,j
183,942
301,000 6.450%,  12/1/2033
b,j
307,339
Buckeye Partners, LP
254,000 4.500%,  3/1/2028
a
244,585
173,000 6.875%,  7/1/2029
a
177,111
California Resources Corporation
220,000 8.250%,  6/15/2029
a
226,178
Cheniere Energy Partners, LP
146,000 4.500%,  10/1/2029 141,552
146,000 3.250%,  1/31/2032 126,665
259,000 5.950%,  6/30/2033 264,650
Cheniere Energy, Inc.
158,000 5.650%,  4/15/2034 157,949
Civitas Resources, Inc.
285,000 8.375%,  7/1/2028
a
298,073
451,000 8.750%,  7/1/2031
a
475,653
CNX Resources Corporation
215,000 6.000%,  1/15/2029
a
213,087

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Energy  3.9% - continued
CNX Resources Corporation,
Convertible
$ 153,000 2.250%,  5/1/2026 $ 328,108
Columbia Pipelines Holding
Company, LLC
167,000 6.055%,  8/15/2026
a
169,350
317,000 6.042%,  8/15/2028
a
325,751
Comstock Resources, Inc.
359,000 6.750%,  3/1/2029
a
352,525
344,000 5.875%,  1/15/2030
a
325,564
ConocoPhillips Company
500,000 4.850%,  1/15/2032 491,502
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
216,000 5.500%,  6/15/2031
a
208,275
Crescent Energy Finance, LLC
552,000 7.625%,  4/1/2032
a
555,821
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
402,000 8.625%,  3/15/2029
a
421,619
Diamond Foreign Asset Company/
Diamond Finance, LLC
141,000 8.500%,  10/1/2030
a
146,966
Diamondback Energy, Inc.
381,000 5.750%,  4/18/2054 357,730
DT Midstream, Inc.
290,000 4.125%,  6/15/2029
a
274,171
Eastern Energy Gas Holdings, LLC
512,000 5.800%,  1/15/2035 520,602
Enbridge, Inc.
285,000 7.375%,  1/15/2083
b
290,644
290,000 7.625%,  1/15/2083
b
303,937
244,000 5.950%,  4/5/2054 240,070
78,000 5.700%,  3/8/2033 79,024
Enerflex, Ltd.
142,000 9.000%,  10/15/2027
a
147,403
Energy Transfer, LP
161,000 5.950%,  5/15/2054 154,905
564,000 8.000%,  5/15/2054
b
595,249
161,000 6.050%,  9/1/2054 156,890
310,000 6.750%,  5/15/2025
b,j
308,938
169,000 4.400%,  3/15/2027 167,674
64,000 7.125%,  5/15/2030
b,j
64,906
169,000 6.400%,  12/1/2030 178,393
Enterprise Products Operating,
LLC
264,000 5.550%,  2/16/2055 253,852
148,000 4.150%,  10/16/2028 145,022
215,000
7.733%,  (TSFR3M +
3.248%), 8/16/2077
b
214,594
EQM Midstream Partners, LP
458,000 4.750%,  1/15/2031
a
436,059
Genesis Energy LP/Genesis
Energy Finance Corporation
293,000 8.875%,  4/15/2030 303,734
439,000 7.875%,  5/15/2032 439,737
Gulfport Energy Operating
Corporation
128,000 6.750%,  9/1/2029
a
130,256
Harvest Midstream I, LP
431,000 7.500%,  9/1/2028
a
440,811
Hess Midstream Operations, LP
405,000 4.250%,  2/15/2030
a
378,833
Principal
Amount Long-Term Fixed Income  80.4% Value
Energy  3.9% - continued
Hilcorp Energy I, LP/Hilcorp
Finance Company
$ 286,000 5.750%,  2/1/2029
a
$ 277,974
180,000 6.000%,  4/15/2030
a
174,539
610,000 6.250%,  4/15/2032
a
579,302
Howard Midstream Energy
Partners, LLC
516,000 7.375%,  7/15/2032
a
536,417
ITT Holdings, LLC
530,000 6.500%,  8/1/2029
a
495,343
Kinder Morgan, Inc.
348,000 5.950%,  8/1/2054 338,344
Kodiak Gas Services, LLC
222,000 7.250%,  2/15/2029
a
228,504
Laredo Petroleum, Inc.
522,000 7.750%,  7/31/2029
a
523,868
MEG Energy Corporation
283,000 5.875%,  2/1/2029
a
278,651
MPLX, LP
370,000 1.750%,  3/1/2026 358,377
82,000 5.000%,  3/1/2033 79,166
130,000 5.500%,  6/1/2034 128,423
Nabors Industries, Inc.
180,000 7.375%,  5/15/2027
a
181,316
459,000 9.125%,  1/31/2030
a
476,442
National Fuel Gas Company
296,000 5.500%,  1/15/2026 297,461
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
147,000 8.125%,  2/15/2029
a
150,842
221,000 8.375%,  2/15/2032
a
227,343
Noble Finance II, LLC
179,000 8.000%,  4/15/2030
a
182,123
Northern Oil and Gas, Inc.
372,000 8.750%,  6/15/2031
a
390,072
Northern Oil and Gas, Inc.,
Convertible
222,000 3.625%,  4/15/2029 255,078
NuStar Logistics, LP
359,000 6.375%,  10/1/2030 365,610
Occidental Petroleum Corporation
204,000 5.000%,  8/1/2027 204,149
330,000 8.875%,  7/15/2030 377,529
ONEOK, Inc.
344,000 5.700%,  11/1/2054 319,565
157,000 5.650%,  11/1/2028 160,429
246,000 4.750%,  10/15/2031 238,007
Ovintiv, Inc.
201,000 5.650%,  5/15/2028 204,268
PBF Holding Company, LLC/PBF
Finance Corporation
281,000 6.000%,  2/15/2028 276,939
Permian Resources Operating,
LLC
384,000 6.250%,  2/1/2033
a
384,929
Permian Resources Operating,
LLC, Convertible
77,000 3.250%,  4/1/2028 197,271
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 157,405
Plains All American Pipeline, LP/
PAA Finance Corporation
314,000 4.650%,  10/15/2025 313,810

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Energy  3.9% - continued
Prairie Acquiror, LP
$ 295,000 9.000%,  8/1/2029
a
$ 305,075
Precision Drilling Corporation
211,000 6.875%,  1/15/2029
a
212,827
Range Resources Corporation
299,000 4.750%,  2/15/2030
a,g
284,364
Rockies Express Pipeline, LLC
462,000 4.950%,  7/15/2029
a
442,920
Saturn Oil & Gas, Inc.
215,000 9.625%,  6/15/2029
a,g
214,599
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
a
90,797
SM Energy Company
220,000 6.500%,  7/15/2028 220,242
127,000 7.000%,  8/1/2032
a
126,817
South Bow USA Infrastructure
Holdings, LLC
122,000 5.584%,  10/1/2034
a
118,646
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
180,000 5.875%,  3/1/2027 179,175
Suncor Energy, Inc.
160,000 7.150%,  2/1/2032 173,303
Sunoco, LP
541,000 7.000%,  5/1/2029
a
559,180
Sunoco, LP/Sunoco Finance
Corporation
246,000 5.875%,  3/15/2028 246,237
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
638,000 5.500%,  1/15/2028
a
624,089
269,000 7.375%,  2/15/2029
a
273,808
Talos Production, Inc.
192,000 9.000%,  2/1/2029
a
199,670
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 344,001
TGNR Intermediate Holdings, LLC
396,000 5.500%,  10/15/2029
a
376,034
TotalEnergies Capital SA
489,000 5.488%,  4/5/2054 465,122
TransCanada Trust
342,000 5.875%,  8/15/2076
b
337,006
Transocean, Inc.
154,700 8.750%,  2/15/2030
a
161,347
UGI Corporation, Convertible
103,000 5.000%,  6/1/2028
a
124,372
USA Compression Partners, LP/
USA Compression Finance
Corporation
315,000 7.125%,  3/15/2029
a
322,348
Valaris, Ltd.
377,000 8.375%,  4/30/2030
a
387,161
Venture Global Calcasieu Pass,
LLC
262,000 3.875%,  8/15/2029
a
242,357
275,000 4.125%,  8/15/2031
a
248,615
Venture Global LNG, Inc.
667,000 8.125%,  6/1/2028
a
697,048
328,000 9.000%,  9/30/2029
a,b,j
341,800
759,000 8.375%,  6/1/2031
a
798,818
360,000 9.875%,  2/1/2032
a
396,297
Principal
Amount Long-Term Fixed Income  80.4% Value
Energy  3.9% - continued
Viridien SA
$ 90,000 8.750%,  4/1/2027
a
$ 90,971
Williams Companies, Inc.
370,000 4.900%,  3/15/2029 368,377
147,000 2.600%,  3/15/2031 126,918
195,000 5.600%,  3/15/2035 195,725
Total 35,911,670
Financials  11.0%
Acrisure, LLC/Acrisure Finance,
Inc.
127,000 4.250%,  2/15/2029
a
120,157
180,000 7.500%,  11/6/2030
a
186,103
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
160,000 6.950%,  3/10/2055
b
164,022
220,000 6.500%,  7/15/2025 221,383
150,000 6.100%,  1/15/2027 153,226
243,000 5.750%,  6/6/2028 248,791
384,000 3.000%,  10/29/2028 357,734
412,000 5.375%,  12/15/2031 411,611
Agree, LP
163,000 5.625%,  6/15/2034 163,864
Air Lease Corporation
133,000 2.300%,  2/1/2025 133,000
48,000 3.375%,  7/1/2025 47,703
472,000 4.650%,  6/15/2026
b,j
460,571
147,000 3.125%,  12/1/2030 131,328
Aircastle, Ltd.
300,000 5.250%,  6/15/2026
a,b,j
295,925
147,000 2.850%,  1/26/2028
a
137,373
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
178,000 4.250%,  10/15/2027
a
172,218
408,000 6.750%,  4/15/2028
a
412,308
258,000 7.000%,  1/15/2031
a
262,524
Ally Financial, Inc.
469,000 4.700%,  5/15/2026
b,j
449,696
541,000 8.000%,  11/1/2031 606,982
280,000 6.700%,  2/14/2033 287,897
American Express Company
320,000 3.550%,  9/15/2026
b,j
308,509
320,000 6.338%,  10/30/2026
b
323,660
American International Group, Inc.
317,000 5.125%,  3/27/2033 314,099
AmWINS Group, Inc.
147,000 6.375%,  2/15/2029
a
148,701
437,000 4.875%,  6/30/2029
a
416,225
Aon North America, Inc.
328,000 5.750%,  3/1/2054 321,907
Apollo Debt Solutions BDC
300,000 6.700%,  7/29/2031
a
310,132
Ares Capital Corporation
70,000 4.250%,  3/1/2025 69,949
371,000 2.150%,  7/15/2026 356,120
194,000 5.875%,  3/1/2029 196,416
Ares Strategic Income Fund
265,000 5.600%,  2/15/2030
a
261,758
Arthur J. Gallagher & Company
246,000 5.750%,  7/15/2054 240,764
222,000 5.000%,  2/15/2032 218,120
Assurant, Inc.
239,000 6.100%,  2/27/2026 240,981

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Financials  11.0% - continued
Aviation Capital Group, LLC
$ 142,000 4.875%,  10/1/2025
a
$ 141,901
Avolon Holdings Funding, Ltd.
309,000 4.250%,  4/15/2026
a
305,795
321,000 5.750%,  3/1/2029
a
325,010
Azorra Finance, Ltd.
469,000 7.750%,  4/15/2030
a
474,642
Banco Santander Mexico SA
300,000 5.621%,  12/10/2029
a
300,264
Banco Santander SA
82,000 4.750%,  11/12/2026
b,g,j
78,532
200,000 4.175%,  3/24/2028
b
196,522
200,000 6.921%,  8/8/2033 212,344
Bank of America Corporation
250,000 6.100%,  3/17/2025
b,j
249,677
735,000 1.197%,  10/24/2026
b
716,484
365,000 6.125%,  4/27/2027
b,j
369,061
218,000 1.734%,  7/22/2027
b
208,609
283,000 4.376%,  4/27/2028
b
280,255
442,000 3.593%,  7/21/2028
b
429,008
218,000 4.948%,  7/22/2028
b
218,681
370,000 5.819%,  9/15/2029
b
380,262
824,000 3.974%,  2/7/2030
b
792,904
526,000 5.162%,  1/24/2031
b
527,630
525,000 2.687%,  4/22/2032
b
455,512
216,000 2.572%,  10/20/2032
b
183,757
275,000 2.972%,  2/4/2033
b
237,825
241,000 5.468%,  1/23/2035
b
241,577
677,000 5.425%,  8/15/2035
b
659,852
140,000 3.846%,  3/8/2037
b
124,439
Bank of Montreal
235,000 5.203%,  2/1/2028 237,583
140,000 3.088%,  1/10/2037
b
116,393
Bank of New York Mellon
Corporation
165,000 6.317%,  10/25/2029
b
173,365
218,000 4.596%,  7/26/2030
b
215,347
165,000 6.474%,  10/25/2034
b
178,218
Bank of Nova Scotia
163,000 4.900%,  6/4/2025
b,j
162,492
Barclays plc
262,000 6.125%,  12/15/2025
b,j
262,618
562,000 2.852%,  5/7/2026
b
558,894
200,000 5.501%,  8/9/2028
b
202,244
223,000 4.972%,  5/16/2029
b
222,181
482,000 4.942%,  9/10/2030
b
474,651
200,000 6.224%,  5/9/2034
b
206,861
160,000 7.119%,  6/27/2034
b
171,137
BlackRock Funding, Inc.
162,000 5.250%,  3/14/2054 153,436
Blackstone Private Credit Fund
400,000 5.600%,  11/22/2029
a
395,420
Blue Owl Capital Corporation II
163,000 8.450%,  11/15/2026 170,576
Blue Owl Credit Income
Corporation
209,000 4.700%,  2/8/2027 206,659
Blue Owl Technology Finance
Corporation
73,000 4.750%,  12/15/2025
a
72,421
221,000 3.750%,  6/17/2026
a
214,472
420,000 6.100%,  3/15/2028
a
421,491
Principal
Amount Long-Term Fixed Income  80.4% Value
Financials  11.0% - continued
Blue Owl Technology Finance
Corporation II
$ 80,000 6.750%,  4/4/2029 $ 81,199
BNP Paribas SA
200,000 3.132%,  1/20/2033
a,b
172,130
BPCE SA
250,000 5.876%,  1/14/2031
a,b
253,859
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 225,004
Burford Capital Global Finance,
LLC
427,000 9.250%,  7/1/2031
a
457,449
Capital One Financial Corporation
132,000 3.950%,  9/1/2026
b,g,j
127,324
206,000 3.273%,  3/1/2030
b
191,320
Centene Corporation
637,000 3.000%,  10/15/2030 551,554
Charles Schwab Corporation
469,000 5.375%,  6/1/2025
b,j
467,016
324,000 0.900%,  3/11/2026 311,301
304,000 4.000%,  6/1/2026
b,j
296,669
200,000 2.000%,  3/20/2028
g
184,369
158,000 6.136%,  8/24/2034
b
166,052
Citadel, LP
320,000 6.375%,  1/23/2032
a
325,418
Citibank NA
250,000 5.570%,  4/30/2034 254,236
Citigroup, Inc.
235,000 4.000%,  12/10/2025
b,j
231,628
320,000 3.875%,  2/18/2026
b,j
313,342
522,000 1.122%,  1/28/2027
b
503,597
974,000 1.462%,  6/9/2027
b
931,594
285,000 3.070%,  2/24/2028
b
275,120
145,000 7.375%,  5/15/2028
b,g,j
150,489
248,000 7.625%,  11/15/2028
b,j
259,793
589,000 4.075%,  4/23/2029
b
574,727
128,000 7.125%,  8/15/2029
b,j
131,351
156,000 6.174%,  5/25/2034
b
158,987
225,000 7.000%,  8/15/2034
b,j
234,451
375,000 6.020%,  1/24/2036
b
376,480
Citizens Financial Group, Inc.
272,000 4.000%,  10/6/2026
b,j
259,650
195,000 5.718%,  7/23/2032
b
196,786
CNA Financial Corporation
341,000 5.125%,  2/15/2034 333,478
Coinbase Global, Inc., Convertible
264,000 0.500%,  6/1/2026 293,040
242,000 0.250%,  4/1/2030
a
282,173
Comerica, Inc.
100,000 5.625%,  7/1/2025
b,j
99,664
92,000 5.982%,  1/30/2030
b
92,903
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
a
151,615
Constellation Insurance, Inc.
202,000 6.800%,  1/24/2030
a
198,763
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
a,b
133,153
COPT Defense Properties, LP
292,000 2.250%,  3/15/2026 283,516
COPT Defense Properties, LP,
Convertible
52,000 5.250%,  9/15/2028
a
58,526

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Financials  11.0% - continued
Corebridge Financial, Inc.
$ 320,000 6.375%,  9/15/2054
b
$ 316,401
218,000 6.875%,  12/15/2052
b
224,194
161,000 6.050%,  9/15/2033 166,335
147,000 5.750%,  1/15/2034 149,527
Cousins Properties, LP
141,000 5.375%,  2/15/2032 138,969
Credit Acceptance Corporation
334,000 9.250%,  12/15/2028
a
355,897
Credit Agricole SA
147,000 3.250%,  1/14/2030
a
133,629
Credit Suisse Group AG
138,000 7.250%,  N/A
*,k
11,730
222,000 7.500%,  N/A
*,k
18,870
Dai-ichi Life Insurance Company,
Ltd.
290,000 6.200%,  1/16/2035
a,b,j
294,015
Deutsche Bank AG/New York, NY
502,000 2.129%,  11/24/2026
b
490,883
280,000 2.311%,  11/16/2027
b
266,981
230,000 6.819%,  11/20/2029
b
242,251
209,000 3.742%,  1/7/2033
b
180,180
Digital Realty Trust, LP, Convertible
184,000 1.875%,  11/15/2029
a
185,748
Discover Bank
295,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
298,932
Discover Financial Services
72,000 6.700%,  11/29/2032 76,987
Diversified Healthcare Trust
214,000 Zero Coupon,  1/15/2026
a
203,577
Drawbridge Special Opportunities
Fund, LP
628,000 3.875%,  2/15/2026
a
613,535
Elevance Health, Inc.
322,000 5.650%,  6/15/2054 307,740
452,000 2.550%,  3/15/2031 392,024
Encore Capital Group, Inc.
93,000 9.250%,  4/1/2029
a
99,667
Encore Capital Group, Inc.,
Convertible
167,000 4.000%,  3/15/2029 172,761
Extra Space Storage, LP
180,000 5.900%,  1/15/2031 186,219
144,000 2.400%,  10/15/2031 120,508
Fairfax Financial Holdings, Ltd.
245,000 6.350%,  3/22/2054 250,422
Federal Realty OP, LP, Convertible
51,000 3.250%,  1/15/2029
a
51,790
Fifth Third Bancorp
253,000 4.500%,  9/30/2025
b,j
249,642
145,000 4.772%,  7/28/2030
b
142,628
Fifth Third Bank NA
398,000 3.850%,  3/15/2026 393,557
FirstCash, Inc.
448,000 5.625%,  1/1/2030
a
438,492
Five Corners Funding Trust III
220,000 5.791%,  2/15/2033
a
224,522
Fortress Transportation and
Infrastructure Investors, LLC
188,000 5.500%,  5/1/2028
a
183,760
427,000 7.000%,  5/1/2031
a
432,753
206,000 7.000%,  6/15/2032
a
208,845
Principal
Amount Long-Term Fixed Income  80.4% Value
Financials  11.0% - continued
$ 180,000 5.875%,  4/15/2033
a
$ 172,219
Freedom Mortgage Holdings, LLC
418,000 9.250%,  2/1/2029
a
436,287
179,000 9.125%,  5/15/2031
a
185,264
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 143,729
146,000 2.625%,  1/15/2027 138,688
GGAM Finance, Ltd.
167,000 7.750%,  5/15/2026
a
169,617
185,000 8.000%,  6/15/2028
a
195,131
12,000 6.875%,  4/15/2029
a
12,244
492,000 5.875%,  3/15/2030
a
487,089
Global Aircraft Leasing Company,
Ltd.
534,000 8.750%,  9/1/2027
a
548,540
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
542,000 3.750%,  12/15/2027
a
503,765
goeasy, Ltd.
285,000 9.250%,  12/1/2028
a
304,355
185,000 7.625%,  7/1/2029
a
191,220
135,000 6.875%,  5/15/2030
a
137,065
Goldman Sachs BDC, Inc.
177,000 6.375%,  3/11/2027 180,778
Goldman Sachs Group, Inc.
235,000
7.379%,  (H15T 5Y +
3.623%), 8/10/2025
b,j
236,439
206,000 0.855%,  2/12/2026
b
205,797
330,000 3.650%,  8/10/2026
b,j
317,195
300,000 4.125%,  11/10/2026
b,j
289,919
429,000 1.948%,  10/21/2027
b
408,546
141,000 2.640%,  2/24/2028
b
134,902
573,000 3.615%,  3/15/2028
b
558,828
284,000 4.482%,  8/23/2028
b
281,484
294,000 3.814%,  4/23/2029
b
284,173
148,000 3.800%,  3/15/2030 139,666
148,000 2.615%,  4/22/2032
b
127,065
146,000 2.383%,  7/21/2032
b
123,075
147,000 6.125%,  11/10/2034
b,j
143,584
354,000 5.330%,  7/23/2035
b
348,294
555,000 5.016%,  10/23/2035
b
533,211
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 135,517
136,000
6.910%,  (TSFR3M +
2.387%), 2/12/2047
a,b
126,656
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
13,000 Zero Coupon,  5/1/2025
a
14,105
63,000 3.750%,  8/15/2028
a
74,875
HSBC Holdings plc
162,000 1.645%,  4/18/2026
b
160,953
200,000 6.161%,  3/9/2029
b
205,958
413,000 4.583%,  6/19/2029
b
405,844
176,000 2.804%,  5/24/2032
b
151,152
HUB International, Ltd.
521,000 7.250%,  6/15/2030
a
538,703
Huntington Bancshares, Inc./OH
146,000 4.450%,  10/15/2027
b,j
140,284
440,000 5.709%,  2/2/2035
b
440,353
326,000 6.141%,  11/18/2039
b
327,316

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Financials  11.0% - continued
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
$ 179,000 6.250%,  5/15/2026 $ 178,751
728,000 5.250%,  5/15/2027 705,607
ING Groep NV
292,000 1.726%,  4/1/2027
b
281,817
200,000 6.083%,  9/11/2027
b
203,752
Intercontinental Exchange, Inc.
208,000 4.350%,  6/15/2029 204,189
Intesa Sanpaolo SPA
224,000 4.198%,  6/1/2032
a,b
198,792
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 182,729
J.P. Morgan Chase & Company
344,000 4.600%,  2/1/2025
b,j
344,000
273,000 4.000%,  4/1/2025
b,j
272,104
285,000 3.650%,  6/1/2026
b,j
277,735
471,000 1.045%,  11/19/2026
b
457,571
294,000 1.578%,  4/22/2027
b
283,149
265,000 2.947%,  2/24/2028
b
255,555
442,000 4.005%,  4/23/2029
b
430,845
146,000 2.069%,  6/1/2029
b
133,504
145,000 6.500%,  4/1/2030
b,c,j
146,608
589,000 4.493%,  3/24/2031
b
575,725
141,000 2.963%,  1/25/2033
b
122,605
147,000 4.912%,  7/25/2033
b
144,109
142,000 5.717%,  9/14/2033
b
144,689
172,000 5.350%,  6/1/2034
b
172,458
159,000 6.254%,  10/23/2034
b
168,477
81,000 5.336%,  1/23/2035
b
80,808
273,000 5.766%,  4/22/2035
b
280,009
262,000 5.502%,  1/24/2036
b
263,555
385,000 5.534%,  11/29/2045
b
378,093
Jane Street Group/JSG Finance,
Inc.
292,000 4.500%,  11/15/2029
a
275,731
113,000 7.125%,  4/30/2031
a
116,787
188,000 6.125%,  11/1/2032
a
187,093
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
151,000 5.000%,  8/15/2028
a
142,987
274,000 6.625%,  10/15/2031
a
275,288
Jefferson Capital Holdings, LLC
147,000 6.000%,  8/15/2026
a
146,689
368,000 9.500%,  2/15/2029
a
393,271
KeyBank NA/Cleveland, OH
221,000 3.900%,  4/13/2029 209,229
300,000 5.000%,  1/26/2033 289,532
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 240,037
114,000 6.250%,  1/15/2036 112,323
Kite Realty Group, LP, Convertible
7,000 0.750%,  4/1/2027
a
7,173
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
142,000 4.250%,  2/1/2027
a
138,140
490,000 4.750%,  6/15/2029
a
466,112
Liberty Mutual Group, Inc.
101,000 4.125%,  12/15/2051
a,b
96,618
Lincoln National Corporation
235,000
7.105%,  (TSFR3M +
2.619%), 2/18/2025
b
197,446
Principal
Amount Long-Term Fixed Income  80.4% Value
Financials  11.0% - continued
Lloyds Banking Group plc
$ 806,000 1.627%,  5/11/2027
b
$ 773,897
M&T Bank Corporation
427,000 3.500%,  9/1/2026
b,j
402,423
Macquarie Airfinance Holdings,
Ltd.
69,000 6.400%,  3/26/2029
a
71,102
197,000 5.150%,  3/17/2030
a
193,789
89,000 6.500%,  3/26/2031
a
92,248
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
a,b
278,121
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 127,396
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,j
237,712
220,000 5.875%,  3/15/2028
b,j
219,394
292,000 6.400%,  12/15/2036 298,223
Metropolitan Life Global Funding I
285,000 2.950%,  4/9/2030
a
258,660
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 289,382
Mitsubishi UFJ Financial Group,
Inc.
290,000 1.538%,  7/20/2027
b
276,909
Mizuho Financial Group, Inc.
425,000 1.554%,  7/9/2027
b
405,967
288,000 2.564%,  9/13/2031 242,638
158,000 5.748%,  7/6/2034
b
161,707
Molina Healthcare, Inc.
299,000 4.375%,  6/15/2028
a
287,406
127,000 3.875%,  5/15/2032
a
111,680
216,000 6.250%,  1/15/2033
a
214,450
Morgan Stanley
258,000 5.516%,  11/19/2055
b
249,761
100,000 2.630%,  2/18/2026
b
99,908
294,000 2.188%,  4/28/2026
b
292,186
251,000 0.985%,  12/10/2026
b
243,008
294,000 1.593%,  5/4/2027
b
282,735
290,000 1.512%,  7/20/2027
b
276,647
102,000 5.123%,  2/1/2029
b
102,591
1,041,000 3.622%,  4/1/2031
b
971,802
141,000 2.943%,  1/21/2033
b
121,555
146,000 4.889%,  7/20/2033
b
141,706
155,000 5.250%,  4/21/2034
b
153,116
181,000 5.424%,  7/21/2034
b
181,005
129,000 5.831%,  4/19/2035
b
131,951
199,000 5.587%,  1/18/2036
b
200,732
284,000 2.484%,  9/16/2036
b
233,433
Nasdaq, Inc.
167,000 5.350%,  6/28/2028 169,722
Nationstar Mortgage Holdings,
Inc.
91,000 5.500%,  8/15/2028
a
89,340
283,000 5.125%,  12/15/2030
a
267,338
NatWest Group plc
147,000 4.892%,  5/18/2029
b
146,058
425,000 6.475%,  6/1/2034
b
437,841
Navient Corporation
108,000 5.000%,  3/15/2027 106,126
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
117,000 4.500%,  9/30/2028
a
109,364

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Financials  11.0% - continued
New Mountain Finance
Corporation, Convertible
$ 25,000 7.500%,  10/15/2025 $ 25,312
New York Life Global Funding
159,000 4.550%,  1/28/2033
a
152,430
168,000 5.000%,  1/9/2034
a
165,553
Nippon Life Insurance Company
700,000 5.950%,  4/16/2054
a,b
705,690
NNN REIT, Inc.
147,000 2.500%,  4/15/2030 129,275
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 198,086
269,000 5.783%,  7/3/2034 272,551
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 148,966
OneMain Finance Corporation
693,000 3.500%,  1/15/2027 666,739
875,000 3.875%,  9/15/2028 817,356
Panther Escrow Issuer, LLC
518,000 7.125%,  6/1/2031
a
530,468
Park Intermediate Holdings, LLC
489,000 4.875%,  5/15/2029
a
467,163
Pebblebrook Hotel Trust,
Convertible
551,000 1.750%,  12/15/2026 513,862
Pine Street Trust III
113,000 6.223%,  5/15/2054
a
114,671
PNC Bank NA
148,000 2.700%,  10/22/2029 133,547
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,j
197,694
169,000 5.582%,  6/12/2029
b
172,592
290,000 6.250%,  3/15/2030
b,j
291,290
170,000 6.875%,  10/20/2034
b
186,269
PRA Group, Inc.
281,000 8.375%,  2/1/2028
a
289,478
Prologis Targeted US Logistics
Fund, LP
265,000 5.250%,  4/1/2029
a
267,698
162,000 5.250%,  1/15/2035
a
158,521
Prologis, LP
192,000 5.250%,  3/15/2054 180,095
Provident Financing Trust I
108,000 7.405%,  3/15/2038 113,888
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
b
132,936
217,000 6.750%,  3/1/2053
b
224,855
402,000 6.500%,  3/15/2054
b
408,461
100,000 3.700%,  10/1/2050
b
89,115
Realty Income Corporation
147,000 4.875%,  6/1/2026 147,352
329,000 3.200%,  1/15/2027 319,590
173,000 3.950%,  8/15/2027 170,240
Redwood Trust, Inc., Convertible
19,000 7.750%,  6/15/2027 18,658
Regency Centers, LP
243,000 5.250%,  1/15/2034 240,212
Regions Financial Corporation
160,000 2.250%,  5/18/2025 158,888
235,000 5.750%,  6/15/2025
b,j
234,672
Principal
Amount Long-Term Fixed Income  80.4% Value
Financials  11.0% - continued
Reinsurance Group of America,
Inc.
$ 157,000 6.000%,  9/15/2033 $ 161,482
267,000 5.750%,  9/15/2034 269,013
Rexford Industrial Realty, LP,
Convertible
56,000 4.375%,  3/15/2027
a,g
55,580
94,000 4.125%,  3/15/2029
a
92,214
RGA Global Funding
188,000 5.500%,  1/11/2031
a
190,231
RHP Hotel Properties, LP/RHP
Finance Corporation
90,000 4.750%,  10/15/2027 88,141
182,000 4.500%,  2/15/2029
a
173,548
RLJ Lodging Trust, LP
166,000 4.000%,  9/15/2029
a
152,391
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
435,000 3.625%,  3/1/2029
a
397,607
388,000 3.875%,  3/1/2031
a
342,869
262,000 4.000%,  10/15/2033
a
221,525
Ryan Specialty, LLC
95,000 4.375%,  2/1/2030
a,g
89,633
214,000 5.875%,  8/1/2032
a
212,049
Santander Holdings USA, Inc.
137,000 2.490%,  1/6/2028
b
130,553
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
b
273,139
Service Properties Trust
188,000 5.500%,  12/15/2027 180,951
240,000 8.375%,  6/15/2029 239,859
98,000 8.625%,  11/15/2031
a
104,065
Simon Property Group, LP
244,000 2.650%,  7/15/2030 217,588
164,000 6.250%,  1/15/2034 174,051
Sixth Street Lending Partners
245,000 6.125%,  7/15/2030
a
246,406
SLM Corporation
180,000 4.200%,  10/29/2025 179,633
54,000 6.500%,  1/31/2030 54,506
Societe Generale SA
165,000 1.488%,  12/14/2026
a,b
160,027
188,000 10.000%,  11/14/2028
a,b,j
204,759
360,000 6.100%,  4/13/2033
a,b
363,178
240,000 8.500%,  3/25/2034
a,b,j
243,997
Standard Chartered plc
200,000 2.608%,  1/12/2028
a,b
190,980
435,000 5.545%,  1/21/2029
a,b
439,218
Starwood Property Trust, Inc.,
Convertible
142,000 6.750%,  7/15/2027 149,315
State Street Corporation
141,000 6.700%,  3/15/2029
b,j
143,763
138,000 4.421%,  5/13/2033
b
131,394
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
a,b
282,220
Sumitomo Mitsui Financial Group,
Inc.
200,000 2.174%,  1/14/2027 190,736
550,000 5.716%,  9/14/2028 564,510
221,000 2.142%,  9/23/2030 187,751
200,000 5.766%,  1/13/2033 205,721

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Financials  11.0% - continued
Summit Hotel Properties, Inc.,
Convertible
$ 175,000 1.500%,  2/15/2026 $ 168,437
Synchrony Financial
151,000 5.935%,  8/2/2030
b
152,975
188,000 7.250%,  2/2/2033 196,726
Synovus Bank
155,000 5.625%,  2/15/2028 156,173
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
167,178
350,000 5.264%,  12/11/2026 353,838
246,000 5.523%,  7/17/2028 251,113
138,000 4.456%,  6/8/2032 131,063
177,000 5.146%,  9/10/2034
b
173,136
Truist Bank
147,000 2.250%,  3/11/2030 127,389
Truist Financial Corporation
330,000 6.047%,  6/8/2027
b
335,118
121,000 1.887%,  6/7/2029
b
109,423
470,000 5.100%,  3/1/2030
b,j
451,905
345,000 5.153%,  8/5/2032
b
342,252
234,000 5.711%,  1/24/2035
b
236,328
U.S. Bancorp
218,000 4.548%,  7/22/2028
b
216,672
82,000 5.836%,  6/12/2034
b
83,811
224,000 5.678%,  1/23/2035
b
226,197
UBS Group AG
409,000 4.875%,  2/12/2027
a,b,j
397,081
269,000 3.869%,  1/12/2029
a,b
260,702
200,000 5.699%,  2/8/2035
a,b
202,844
200,000 5.379%,  9/6/2045
a,b
191,246
UniCredit SPA
181,000 5.861%,  6/19/2032
a,b
181,084
United Wholesale Mortgage, LLC
494,000 5.500%,  4/15/2029
a
478,950
UnitedHealth Group, Inc.
486,000 5.375%,  4/15/2054 454,863
283,000 4.200%,  5/15/2032 267,536
USB Realty Corporation
241,000
5.711%,  (TSFR3M +
1.409%), 1/15/2027
a,b,j
193,243
Ventas Realty, LP, Convertible
129,000 3.750%,  6/1/2026 149,059
Vornado Realty, LP
135,000 3.400%,  6/1/2031
g
115,962
Wells Fargo & Company
469,000 3.900%,  3/15/2026
b,j
460,797
346,000 2.188%,  4/30/2026
b
343,801
138,000 3.526%,  3/24/2028
b
134,187
294,000 3.584%,  5/22/2028
b
285,630
218,000 4.808%,  7/25/2028
b
217,502
289,000 7.625%,  9/15/2028
b,j
307,422
649,000 4.478%,  4/4/2031
b
630,400
108,000 5.389%,  4/24/2034
b
107,145
157,000 5.557%,  7/25/2034
b
157,495
166,000 6.491%,  10/23/2034
b
176,967
636,000 5.499%,  1/23/2035
b
635,820
Welltower OP, LLC, Convertible
266,000 2.750%,  5/15/2028
a
386,498
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
208,693
Willis North America, Inc.
164,000 5.900%,  3/5/2054 160,879
Principal
Amount Long-Term Fixed Income  80.4% Value
Financials  11.0% - continued
$ 295,000 4.500%,  9/15/2028 $ 290,527
XHR, LP
210,000 4.875%,  6/1/2029
a
199,539
94,000 6.625%,  5/15/2030
a
95,014
Zions Bancorp NA
350,000 6.816%,  11/19/2035
b
359,788
Total 100,364,246
Foreign Government  0.1%
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
a
230,249
Saudi Arabian Oil Company
250,000 5.750%,  7/17/2054
a
233,750
Teine Energy, Ltd.
350,000 6.875%,  4/15/2029
a
339,125
Total 803,124
Mortgage-Backed Securities  11.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
453,824 2.000%,  1/1/2052 358,833
3,523,568 2.500%,  5/1/2051 2,905,394
1,858,717 3.500%,  5/1/2052 1,652,119
1,318,554 4.000%,  5/1/2052 1,212,706
3,130,853 5.000%,  7/1/2053 3,042,663
223,685 5.000%,  8/1/2053 217,982
1,048,527 5.500%,  9/1/2053 1,047,216
851,346 3.500%,  9/1/2047 767,673
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,167,505 2.500%,  7/1/2030 1,112,632
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
967,632 3.500%,  5/1/2040 900,672
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,966,066 3.000%,  1/1/2052 2,546,204
227,599 2.000%,  2/1/2051 180,013
358,516 2.000%,  2/1/2051 283,557
1,614,369 2.500%,  2/1/2051 1,317,762
3,095,248 2.000%,  3/1/2051 2,427,262
4,048,184 4.000%,  3/1/2051 3,745,953
3,188,090 3.000%,  3/1/2052 2,719,334
2,533,758 2.000%,  4/1/2051 1,977,455
1,934,318 3.000%,  4/1/2051 1,659,956
1,964,914 3.000%,  5/1/2050 1,694,056
429,539 2.000%,  5/1/2051 337,791
201,938 3.000%,  6/1/2050 176,247
1,251,733 4.000%,  6/1/2052 1,146,994
1,355,094 5.000%,  6/1/2053 1,318,198
2,332,493 2.500%,  7/1/2051 1,939,620
235,007 3.500%,  7/1/2051 210,245
3,445,893 4.000%,  7/1/2052 3,157,574
808,127 3.500%,  8/1/2050 724,764
1,666,297 3.500%,  8/1/2052 1,477,319
4,447,516 4.500%,  8/1/2052 4,191,195
296,441 5.000%,  8/1/2053 288,370
1,670,927 3.500%,  9/1/2052 1,491,305
486,008 3.500%,  9/1/2052 433,840
267,585 5.000%,  9/1/2052 259,314

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Mortgage-Backed Securities  11.3% -
continued
$ 3,366,607 4.500%,  9/1/2053 $ 3,176,516
1,220,683 4.500%,  9/1/2053 1,154,766
2,236,051 4.000%,  10/1/2052 2,049,186
418,584 2.000%,  11/1/2051 330,590
630,467 3.500%,  11/1/2052 564,416
1,746,988 2.000%,  12/1/2050 1,373,481
3,221,934 4.500%,  12/1/2052 3,051,096
14,050,000 5.500%,  2/1/2041
c
13,875,121
15,250,000 6.000%,  2/1/2042
c
15,353,614
998,618 3.500%,  12/1/2047 902,434
4,000,000 3.000%,  2/1/2048
c
3,401,348
5,450,000 3.500%,  2/1/2049
c
4,821,973
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,980,342 2.500%,  3/1/2062 1,569,078
1,128,997 3.500%,  7/1/2061 981,173
1,145,003 4.000%,  12/1/2061 1,039,264
Total 102,566,274
Technology  3.1%
Accenture Capital, Inc.
299,000 4.500%,  10/4/2034 284,515
Adobe, Inc.
512,000 5.300%,  1/17/2035 517,736
Advanced Micro Devices, Inc.
138,000 3.924%,  6/1/2032
g
128,732
Akamai Technologies, Inc.,
Convertible
261,000 0.125%,  5/1/2025 283,185
92,000 0.375%,  9/1/2027 94,714
174,000 1.125%,  2/15/2029 174,087
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 60,757
Apple, Inc.
227,000 1.650%,  2/8/2031 192,234
799,000 3.750%,  9/12/2047 628,572
Automatic Data Processing, Inc.
422,000 4.450%,  9/9/2034 403,143
Block, Inc.
190,000 3.500%,  6/1/2031 169,075
793,000 6.500%,  5/15/2032
a
810,532
Block, Inc., Convertible
406,000 0.250%,  11/1/2027 353,829
Boost Newco Borrower, LLC
525,000 7.500%,  1/15/2031
a
549,613
Broadcom, Inc.
137,000 4.000%,  4/15/2029
a
132,208
172,000 4.800%,  10/15/2034 164,691
Cadence Design Systems, Inc.
157,000 4.700%,  9/10/2034 150,666
Central Parent, Inc./CDK Global,
Inc.
185,000 7.250%,  6/15/2029
a
175,709
Cisco Systems, Inc.
325,000 5.350%,  2/26/2064 311,171
Clarivate Science Holdings
Corporation
198,000 3.875%,  7/1/2028
a
186,555
Cloud Software Group, Inc.
1,109,000 6.500%,  3/31/2029
a
1,090,134
Consensus Cloud Solutions, Inc.
92,000 6.000%,  10/15/2026
a
91,344
Principal
Amount Long-Term Fixed Income  80.4% Value
Technology  3.1% - continued
CoreLogic, Inc.
$ 111,000 4.500%,  5/1/2028
a
$ 103,931
CSG Systems International, Inc.,
Convertible
200,000 3.875%,  9/15/2028 210,976
Dayforce, Inc., Convertible
439,000 0.250%,  3/15/2026 423,196
Dell International, LLC/EMC
Corporation
99,000 5.300%,  10/1/2029 99,991
Dell, Inc.
231,000 6.500%,  4/15/2038 240,635
Diebold Nixdorf, Inc.
141,000 7.750%,  3/31/2030
a
145,961
Fiserv, Inc.
341,000 5.350%,  3/15/2031 345,638
80,000 5.600%,  3/2/2033 81,052
341,000 5.450%,  3/15/2034 340,739
304,000 5.150%,  8/12/2034 297,354
Gen Digital, Inc.
16,000 6.750%,  9/30/2027
a
16,265
220,000 7.125%,  9/30/2030
a
226,343
Global Payments, Inc.
192,000 5.950%,  8/15/2052 185,887
64,000 2.650%,  2/15/2025 63,917
213,000 4.950%,  8/15/2027 213,523
147,000 3.200%,  8/15/2029 135,527
Global Payments, Inc., Convertible
283,000 1.500%,  3/1/2031
a
277,057
Hewlett Packard Enterprise
Company
265,000 4.850%,  10/15/2031 261,883
IBM International Capital Private,
Ltd.
250,000 5.300%,  2/5/2054 229,970
II-VI, Inc.
170,000 5.000%,  12/15/2029
a
163,602
InterDigital, Inc., Convertible
212,000 3.500%,  6/1/2027 503,899
Iron Mountain, Inc.
122,000 4.875%,  9/15/2027
a
119,742
655,000 5.000%,  7/15/2028
a
638,129
485,000 4.875%,  9/15/2029
a
464,944
13,000 5.250%,  7/15/2030
a
12,503
618,000 4.500%,  2/15/2031
a
568,679
Jabil, Inc.
155,000 5.450%,  2/1/2029 156,612
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 129,480
Mastercard, Inc.
137,000 2.000%,  11/18/2031 114,573
160,000 4.875%,  5/9/2034 157,872
Microchip Technology, Inc.
117,000 5.050%,  3/15/2029 116,804
Microchip Technology, Inc.,
Convertible
188,000 0.750%,  6/1/2030
a
174,443
MKS Instruments, Inc., Convertible
523,000 1.250%,  6/1/2030
a
530,716
Moody's Corporation
141,000 4.250%,  8/8/2032 133,679
NCR Atleos Corporation
148,000 9.500%,  4/1/2029
a
161,252

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Technology  3.1% - continued
NCR Voyix Corporation
$ 272,000 5.000%,  10/1/2028
a
$ 262,139
149,000 5.125%,  4/15/2029
a
142,110
Neptune Bidco US, Inc.
704,000 9.290%,  4/15/2029
a
600,145
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
70,000 2.700%,  5/1/2025 69,646
147,000 4.300%,  6/18/2029 142,909
ON Semiconductor Corporation,
Convertible
215,000 Zero Coupon,  5/1/2027 252,112
286,000 0.500%,  3/1/2029 256,945
Open Text Holdings, Inc.
645,000 4.125%,  2/15/2030
a
591,437
Oracle Corporation
356,000 5.375%,  9/27/2054 325,381
556,000 6.900%,  11/9/2052 616,759
141,000 6.150%,  11/9/2029 147,814
494,000 2.950%,  4/1/2030 447,627
495,000 5.250%,  2/3/2032 493,866
208,000 6.250%,  11/9/2032 219,806
PayPal Holdings, Inc.
322,000 5.500%,  6/1/2054 312,858
Pitney Bowes, Inc.
92,000 6.875%,  3/15/2027
a
92,384
Progress Software Corporation,
Convertible
77,000 1.000%,  4/15/2026 85,624
51,000 3.500%,  3/1/2030
a
55,845
RingCentral, Inc.
485,000 8.500%,  8/15/2030
a
514,885
Rocket Software, Inc.
222,000 9.000%,  11/28/2028
a
229,951
S&P Global, Inc.
138,000 2.900%,  3/1/2032 120,527
Salesforce.com, Inc.
421,000 1.950%,  7/15/2031 355,492
Seagate HDD Cayman
356,220 9.625%,  12/1/2032 404,935
Semtech Corporation, Convertible
153,000 1.625%,  11/1/2027 289,511
Sensata Technologies BV
184,000 4.000%,  4/15/2029
a
170,298
Sensata Technologies, Inc.
192,000 4.375%,  2/15/2030
a
177,799
104,000 3.750%,  2/15/2031
a
91,779
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
150,000 4.625%,  11/1/2026
a
148,377
SK Hynix, Inc.
300,000 5.500%,  1/16/2027
a
302,777
SS&C Technologies, Inc.
338,000 5.500%,  9/30/2027
a
337,119
94,000 6.500%,  6/1/2032
a
95,538
Synaptics, Inc., Convertible
209,000 0.750%,  12/1/2031
a
226,353
Texas Instruments, Inc.
167,000 5.150%,  2/8/2054 156,014
UKG, Inc.
187,000 6.875%,  2/1/2031
a
190,920
Verint Systems, Inc., Convertible
113,000 0.250%,  4/15/2026 106,503
Principal
Amount Long-Term Fixed Income  80.4% Value
Technology  3.1% - continued
Verisk Analytics, Inc.
$ 449,000 5.250%,  6/5/2034 $ 444,082
Viavi Solutions, Inc.
413,000 3.750%,  10/1/2029
a
375,736
Viavi Solutions, Inc., Convertible
154,000 1.625%,  3/15/2026 169,015
Vishay Intertechnology, Inc.,
Convertible
310,000 2.250%,  9/15/2030 279,310
VMware, LLC
291,000 1.400%,  8/15/2026 276,666
554,000 4.700%,  5/15/2030 543,189
189,000 2.200%,  8/15/2031 157,648
Western Digital Corporation,
Convertible
389,000 3.000%,  11/15/2028 547,460
Xerox Holdings Corporation
45,000 5.000%,  8/15/2025
a
44,796
722,000 5.500%,  8/15/2028
a
615,553
Xerox Holdings Corporation,
Convertible
245,000 3.750%,  3/15/2030
a
182,899
Xilinx, Inc.
80,000 2.375%,  6/1/2030 70,784
Ziff Davis, Inc., Convertible
121,000 3.625%,  3/1/2028
a
117,673
Total 27,858,972
Transportation  0.7%
Air Canada
375,000 3.875%,  8/15/2026
a
365,525
Air Transport Services Group, Inc.,
Convertible
162,000 3.875%,  8/15/2029 160,947
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
608,750 5.500%,  4/20/2026
a
608,402
180,319 5.750%,  4/20/2029
a
179,878
Avianca Midco 2 plc
200,000 9.625%,  2/14/2030
a,c
195,000
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
223,000 5.375%,  3/1/2029
a,g
212,653
Burlington Northern Santa Fe, LLC
161,000 5.500%,  3/15/2055 158,007
Canadian Pacific Railway
Company
300,000 1.750%,  12/2/2026 284,752
DCLI Bidco, LLC
169,000 7.750%,  11/15/2029
a
173,791
Delta Air Lines, Inc.
276,000 4.375%,  4/19/2028 270,819
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
83,158 4.500%,  10/20/2025
a
82,782
ERAC USA Finance, LLC
334,000 5.200%,  10/30/2034
a
330,359
JetBlue Airways Corporation/
JetBlue Loyalty, LP
275,000 9.875%,  9/20/2031
a
290,718
Mileage Plus Holdings, LLC
198,500 6.500%,  6/20/2027
a
200,251

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Transportation  0.7% - continued
Norfolk Southern Corporation
$ 232,000 4.450%,  3/1/2033 $ 221,544
OneSky Flight, LLC
147,000 8.875%,  12/15/2029
a
150,588
Penske Truck Leasing Company,
LP/PTL Finance Corporation
135,000 1.200%,  11/15/2025
a
131,210
195,000 5.750%,  5/24/2026
a
197,035
148,000 1.700%,  6/15/2026
a
141,824
Rand Parent, LLC
429,000 8.500%,  2/15/2030
a,g
444,869
RXO, Inc.
449,000 7.500%,  11/15/2027
a
460,225
Ryder System, Inc.
124,000 2.850%,  3/1/2027 119,203
Southwest Airlines Company
147,000 5.125%,  6/15/2027 147,878
Southwest Airlines Company,
Convertible
242,000 1.250%,  5/1/2025 241,637
Stena International SA
295,000 7.250%,  1/15/2031
a
301,421
United Airlines, Inc.
418,000 4.375%,  4/15/2026
a
411,956
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
113,000 7.875%,  5/1/2027
a
113,046
218,000 6.375%,  2/1/2030
a,g
199,781
Total 6,796,101
U.S. Government & Agencies  5.8%
U.S. Treasury Notes
800,000 4.750%,  7/31/2025 801,781
3,500,000 4.250%,  12/31/2025 3,499,699
5,600,000 4.625%,  6/30/2026 5,630,625
24,100,000 4.375%,  7/31/2026 24,153,660
7,750,000 1.250%,  12/31/2026 7,334,043
5,300,000 4.125%,  7/31/2028 5,274,535
2,850,000 4.125%,  11/15/2032 2,787,100
2,965,000 3.375%,  5/15/2033 2,734,749
600,000 4.500%,  11/15/2033 599,180
Total 52,815,372
Utilities  3.0%
AES Corporation
140,000 7.600%,  1/15/2055
b
142,529
239,000 3.950%,  7/15/2030
a
221,097
Algonquin Power & Utilities
Corporation
656,000 4.750%,  1/18/2082
b
626,042
Alliant Energy Corporation,
Convertible
107,000 3.875%,  3/15/2026
g
109,906
Alpha Generation, LLC
163,000 6.750%,  10/15/2032
a
164,810
Ameren Corporation
148,000 1.750%,  3/15/2028 134,380
American Electric Power
Company, Inc.
192,000 6.950%,  12/15/2054
b
195,999
147,000 2.300%,  3/1/2030 128,334
Principal
Amount Long-Term Fixed Income  80.4% Value
Utilities  3.0% - continued
American Water Capital
Corporation
$ 256,000 5.450%,  3/1/2054 $ 242,474
American Water Capital
Corporation, Convertible
168,000 3.625%,  6/15/2026 166,085
Arizona Public Service Company
162,000 5.550%,  8/1/2033 162,351
Atmos Energy Corporation
175,000 5.000%,  12/15/2054 156,366
Calpine Corporation
593,000 4.500%,  2/15/2028
a
575,343
CenterPoint Energy, Inc.
160,000 7.000%,  2/15/2055
b
163,200
75,000 6.700%,  5/15/2055
b
74,585
182,000 1.450%,  6/1/2026 174,447
220,000 2.650%,  6/1/2031 189,920
CenterPoint Energy, Inc.,
Convertible
169,000 4.250%,  8/15/2026 174,154
CMS Energy Corporation,
Convertible
136,000 3.375%,  5/1/2028 140,420
Consolidated Edison Company of
New York, Inc.
482,000 5.700%,  5/15/2054 474,292
Constellation Energy Generation,
LLC
244,000 5.750%,  3/15/2054 234,110
153,000 5.800%,  3/1/2033 156,011
Dominion Energy, Inc.
230,000 6.875%,  2/1/2055
b
239,761
230,000 7.000%,  6/1/2054
b
243,273
210,000 4.350%,  1/15/2027
b,j
203,838
148,000 3.375%,  4/1/2030 136,282
DTE Energy Company
163,000 4.875%,  6/1/2028 162,880
Duke Energy Carolinas, LLC
480,000 5.400%,  1/15/2054 457,157
Duke Energy Corporation
323,000 3.250%,  1/15/2082
b
304,998
272,000 5.800%,  6/15/2054 263,463
273,000 6.450%,  9/1/2054
b
273,838
328,000 2.450%,  6/1/2030 288,532
142,000 4.500%,  8/15/2032 135,206
158,000 5.750%,  9/15/2033 162,036
Duke Energy Corporation,
Convertible
269,000 4.125%,  4/15/2026 279,222
Duke Energy Ohio, Inc.
164,000 5.550%,  3/15/2054 157,508
Edison International
306,000 7.875%,  6/15/2054
b,g
285,585
183,000 4.950%,  4/15/2025 182,721
240,000 5.000%,  12/15/2026
b,g,j
215,284
Enel Finance International NV
286,000 1.625%,  7/12/2026
a
273,353
340,000 5.125%,  6/26/2029
a
340,214
Entergy Corporation
148,000 1.900%,  6/15/2028 134,182
Entergy Louisiana, LLC
330,000 5.800%,  3/15/2055 326,250
Evergy, Inc., Convertible
187,000 4.500%,  12/15/2027 207,509

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  80.4% Value
Utilities  3.0% - continued
Eversource Energy
$ 299,000 4.600%,  7/1/2027 $ 297,576
Exelon Corporation
663,000 5.600%,  3/15/2053 632,363
147,000 4.050%,  4/15/2030 140,407
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
a
258,969
FirstEnergy Corporation,
Convertible
238,000 4.000%,  5/1/2026 239,309
Georgia Power Company
87,000 4.950%,  5/17/2033 85,108
ITC Holdings Corporation
142,000 4.950%,  9/22/2027
a
142,110
Jersey Central Power & Light
Company
288,000 2.750%,  3/1/2032
a
245,353
Lightning Power, LLC
337,000 7.250%,  8/15/2032
a
348,074
MidAmerican Energy Company
638,000 5.300%,  2/1/2055 598,918
National Rural Utilities Cooperative
Finance Corporation
173,000 4.850%,  2/7/2029 173,067
NextEra Energy Capital Holdings,
Inc.
388,000 5.900%,  3/15/2055 385,939
250,000 3.800%,  3/15/2082
b
238,856
256,000 6.750%,  6/15/2054
b
261,875
161,000 6.051%,  3/1/2025 161,155
147,000 2.250%,  6/1/2030 127,763
250,000 5.300%,  3/15/2032 249,523
NextEra Energy Capital Holdings,
Inc., Convertible
122,000 3.000%,  3/1/2027
a
140,727
NextEra Energy Operating
Partners, LP
611,000 3.875%,  10/15/2026
a
585,084
NiSource, Inc.
162,000 6.375%,  3/31/2055
b
160,735
140,000 6.950%,  11/30/2054
b
142,770
148,000 2.950%,  9/1/2029 135,925
Northern States Power Company/
MN
166,000 5.400%,  3/15/2054 159,053
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
a
133,665
221,000 10.250%,  3/15/2028
a,b,j
245,075
156,000 3.375%,  2/15/2029
a
142,699
230,000 5.250%,  6/15/2029
a
224,061
151,000 6.000%,  2/1/2033
a
147,533
151,000 6.250%,  11/1/2034
a
148,787
NRG Energy, Inc., Convertible
112,000 2.750%,  6/1/2048 279,227
Oncor Electric Delivery Company,
LLC
291,000 5.550%,  6/15/2054 280,860
Pacific Gas and Electric Company
164,000 6.750%,  1/15/2053 169,602
341,000 5.550%,  5/15/2029 339,860
323,000 6.950%,  3/15/2034 343,387
PG&E Corporation
280,000 7.375%,  3/15/2055
b
272,048
285,000 5.000%,  7/1/2028 274,616
Principal
Amount Long-Term Fixed Income  80.4% Value
Utilities  3.0% - continued
PG&E Corporation, Convertible
$ 469,000 4.250%,  12/1/2027
a
$ 477,199
Pinnacle West Capital Corporation,
Convertible
49,000 4.750%,  6/15/2027
a
51,916
PPL Capital Funding, Inc.
314,000 5.250%,  9/1/2034 308,459
PPL Capital Funding, Inc.,
Convertible
165,000 2.875%,  3/15/2028 174,982
Public Service Enterprise Group,
Inc.
173,000 5.875%,  10/15/2028 178,758
147,000 1.600%,  8/15/2030 122,737
San Diego Gas & Electric
Company
164,000 5.550%,  4/15/2054 155,598
Sempra
148,000 6.550%,  4/1/2055
b
144,441
148,000 6.625%,  4/1/2055
b
146,024
146,000 6.400%,  10/1/2054
b
140,632
148,000 6.875%,  10/1/2054
b
147,691
148,000 4.875%,  10/15/2025
b,j
146,458
Southern California Edison
Company
326,000 5.450%,  6/1/2031 324,468
Southern Company
425,000 5.700%,  10/15/2032 436,054
394,000 4.850%,  3/15/2035 374,384
135,000 4.000%,  1/15/2051
b
132,958
396,000 3.750%,  9/15/2051
b
384,497
Southern Company, Convertible
313,000 3.875%,  12/15/2025 330,215
155,000 4.500%,  6/15/2027
a
162,905
Talen Energy Supply, LLC
328,000 8.625%,  6/1/2030
a
349,879
TerraForm Power Operating, LLC
915,000 5.000%,  1/31/2028
a
881,696
TXNM Energy, Inc., Convertible
253,000 5.750%,  6/1/2054
a
288,977
Virginia Electric and Power
Company
286,000 5.350%,  1/15/2054 266,552
Vistra Corporation
182,000 8.000%,  10/15/2026
a,b,j
186,598
448,000 7.000%,  12/15/2026
a,b,j
449,498
Vistra Operations Company, LLC
943,000 5.000%,  7/31/2027
a
929,628
WEC Energy Group, Inc.,
Convertible
142,000 4.375%,  6/1/2027
a
154,851
126,000 4.375%,  6/1/2029
a
139,293
Xcel Energy, Inc.
154,000 4.000%,  6/15/2028 149,231
210,000 4.600%,  6/1/2032 200,269
XPLR Infrastructure, LP,
Convertible
320,000 Zero Coupon,  11/15/2025
a
303,680
Total 27,632,554
Total Long-Term Fixed Income
(cost $738,928,047) 730,738,094

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   15.4% Value
U.S. Affiliated   8.9%
9,814,636 Thrivent Core Emerging Markets
Debt Fund $ 80,774,458
Total 80,774,458
U.S. Unaffiliated   6.5%
28,898 abrdn Asia-Pacific Income Fund,
Inc. 447,630
97,201 abrdn Income Credit Strategies
Fund 592,926
24,637 abrdn Total Dynamic Dividend
Fund 213,849
59,789 AllianceBernstein Global High
Income Fund, Inc. 653,494
82,040 Allspring Income Opportunities
Fund 579,202
3,133 Barings Global Short Duration
High Yield Fund 50,003
16,526 BlackRock Capital Allocation Term
Trust 255,327
10,139 BlackRock Core Bond Trust 107,169
55,654 BlackRock Corporate High Yield
Fund, Inc. 550,975
65,189 BlackRock Credit Allocation
Income Trust 704,041
4,697 BlackRock Debt Strategies Fund,
Inc. 50,493
10,263 BlackRock Enhanced Equity
Dividend Trust 90,212
47,103 BlackRock Enhanced Global
Dividend Trust 531,322
39,831 BlackRock Enhanced International
Dividend Trust 220,265
1,490 BlackRock Floating Rate Income
Strategies Fund, Inc. 19,579
20,325 BlackRock Income Trust, Inc. 236,176
39,295 BlackRock Multi-Sector Income
Trust 580,387
50,130 Blackstone Strategic Credit 2027
Term Fund 625,121
4,648 BNY Mellon High Yield Strategies
Fund 12,131
33,107 Cornerstone Strategic Investment
Fund, Inc. 295,315
55,900 Eaton Vance Limited Duration
Income Fund 570,739
24,847 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 210,951
81,500 Invesco Senior Loan ETF 1,715,575
376,692 iShares Broad USD High Yield
Corporate Bond ETF
g
14,046,845
58,009 iShares iBoxx $ Investment Grade
Corporate Bond ETF
g
6,233,647
12,000 iShares Preferred and Income
Securities ETF
g
381,720
102,539 Nuveen Credit Strategies Income
Fund 573,193
4,088 Nuveen Floating Rate Income
Fund/Closed-End Fund 35,157
1,185 Nuveen Global High Income Fund 15,725
43,598 Nuveen Preferred Income
Opportunities Fund 347,040
40,107 PGIM Global High Yield Fund, Inc. 520,188
46,978 PGIM High Yield Bond Fund, Inc. 649,706
23,302 Pimco Dynamic Income Fund 450,661
33,906 PIMCO High Income Fund 167,496
Shares
Registered Investment
Companies  15.4% Value
U.S. Unaffiliated   6.5%  - continued
36,130 PIMCO Income Strategy Fund II $ 271,336
95,413 SPDR Bloomberg High Yield Bond
ETF
g
9,232,162
5,324 Tri-Continental Corporation 173,988
146,615 Vanguard Intermediate-Term
Corporate Bond ETF
g
11,846,492
29,131 Vanguard Short-Term Corporate
Bond ETF 2,285,910
44,269 Virtus Convertible & Income Fund 160,696
40,673 Virtus Dividend, Interest &
Premium Strategy Fund 530,783
9,286 Virtus Equity & Convertible Income
Fund 231,314
830 Voya Asia Pacific High Dividend
Equity Income Fund 5,129
75,432 Voya Global Equity Dividend &
Premium Opportunity Fund 411,104
10,605 Western Asset Diversified Income
Fund 159,287
139,725 Western Asset High Income
Opportunity Fund, Inc. 556,105
Total 58,598,566
Total Registered Investment
Companies (cost $148,152,713) 139,373,024
Shares
Collateral Held for Securities
Loaned 5.7% Value
51,488,085 Thrivent Cash Management Trust 51,488,085
Total Collateral Held for
Securities Loaned
(cost $51,488,085) 51,488,085
Shares Preferred Stock 1.2% Value
Basic Materials  <0.1%
6,928 Albemarle Corporation,
Convertible, 7.250% 280,723
Total 280,723
Capital Goods  0.1%
13,173 Boeing Company, Convertible,
6.000% 790,248
Total 790,248
Communications Services  0.1%
23,300 AT&T, Inc., 4.750%
j
449,224
12,500 Telephone and Data Systems, Inc.,
6.000%
j
242,500
Total 691,724
Financials  0.9%
5,825 AEGON Funding Company, LLC,
5.100% 119,995
12,700 Allstate Corporation, 5.100%
j
284,607
4,628 Apollo Global Management, Inc.,
Convertible, 6.750% 412,262
4,875 Ares Management Corporation,
Convertible, 6.750% 295,864
7,000 Athene Holding, Ltd., 5.625%
j
144,200
18,900 Bank of America Corporation,
4.250%
j
344,547
14,375 Bank of America Corporation,
4.375%
j
272,550

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  1.2% Value
Financials  0.9% - continued
7,200 Bank of America Corporation,
4.750%
j
$ 147,816
14,375 Bank of America Corporation,
5.000%
j
310,212
436 Bank of America Corporation,
Convertible, 7.250%
j
533,664
3,500 Capital One Financial Corporation,
4.800%
j
66,850
14,275 Capital One Financial Corporation,
5.000%
j
286,499
3,500 Charles Schwab Corporation,
4.450%
j
69,160
2,150 Citizens Financial Group, Inc.,
7.375%
j
57,233
5,800 Corebridge Financial, Inc., 6.375% 142,912
5,775 Equitable Holdings, Inc., 5.250%
j
123,643
7,000 Fifth Third Bancorp, 4.950%
j
157,080
7,000 Huntington Bancshares, Inc./OH,
4.500%
j
126,140
14,500 J.P. Morgan Chase & Company,
4.200%
j
266,945
14,375 J.P. Morgan Chase & Company,
4.625%
g,j
289,944
12,500 J.P. Morgan Chase & Company,
4.750%
j
261,000
3,500 KeyCorp, 5.650%
j
75,950
10,650 KeyCorp, 6.200%
b,j
260,179
3,500 MetLife, Inc., 4.750%
j
73,430
8,650 Morgan Stanley, 4.250%
j
159,506
5,500 Morgan Stanley, 5.850%
b,j
134,035
13,100 Morgan Stanley, 7.125%
b,j
334,443
11,475 Public Storage, 4.125%
j
200,354
2,450 Public Storage, 4.625%
j
47,628
625 Public Storage, 4.700%
j
12,306
7,000 Regions Financial Corporation,
4.450%
j
125,650
2,650 Regions Financial Corporation,
5.700%
b,j
65,561
1,400 Synovus Financial Corporation,
8.397%
b,j
36,162
7,000 Truist Financial Corporation,
4.750%
j
143,850
8,600 U.S. Bancorp, 4.000%
j
150,242
15,500 Wells Fargo & Company, 4.250%
j
281,325
14,375 Wells Fargo & Company, 4.375%
j
269,819
7,000 Wells Fargo & Company, 4.700%
j
139,930
10,000 Wells Fargo & Company, 4.750%
j
202,200
541 Wells Fargo & Company,
Convertible, 7.500%
j
643,195
Total 8,068,888
Technology  <0.1%
4,627 Hewlett Packard Enterprise
Company, Convertible, 7.625% 282,848
Total 282,848
Utilities  0.1%
17,600 CMS Energy Corporation, 4.200%
j
320,144
3,456 NextEra Energy, Inc., Convertible,
6.926% 143,355
1,694 Nextera Energy, Inc., Convertible,
7.234% 75,654
3,534 NextEra Energy, Inc., Convertible,
7.299% 172,318
Shares Preferred Stock  1.2% Value
Utilities  0.1% - continued
12,000 Southern Company, 4.950% $ 249,120
Total 960,591
Total Preferred Stock
(cost $12,210,260) 11,075,022
Shares Common Stock <0.1% Value
Communications Services  <0.1%
182 Liberty Media Corporation-Liberty
Formula One Group
l
17,417
Total 17,417
Consumer Discretionary  <0.1%
43 Cracker Barrel Old Country Store,
Inc. 2,794
Total 2,794
Financials  <0.1%
1,070 AGNC Investment Corporation 10,668
596 Annaly Capital Management, Inc. 12,164
1,137 Apollo Commercial Real Estate
Finance, Inc. 10,074
547 Chimera Investment Corporation 8,145
4,088 Nuveen Floating Rate Income
Fund/Closed-End Fund, DRIP
l
68
1,935 Rithm Capital Corporation 22,272
Total 63,391
Materials  <0.1%
2,570 United States Steel Corporation 94,705
Total 94,705
Real Estate  <0.1%
346 Kite Realty Group Trust 8,010
Total 8,010
Total Common Stock
(cost $205,858) 186,317
Shares or
Principal
Amount Short-Term Investments 7.3% Value
Federal Home Loan Bank Discount
Notes
500,000 4.420%, 2/12/2025
m,n
499,299
100,000 4.220%, 3/14/2025
m,n
99,510
Thrivent Core Short-Term Reserve
Fund
6,364,919 4.630% 63,649,191
U.S. Treasury Bills
920,000 4.235%, 2/18/2025
m
918,372
200,000 4.343%, 2/20/2025
m,o
199,599
270,000 4.205%, 3/20/2025
m
268,574
300,000 4.206%, 3/27/2025
m,o
298,168
Total Short-Term Investments
(cost $65,917,277) 65,932,713
Total Investments (cost
$1,016,902,240) 110.0% $998,793,255
Other Assets and Liabilities, Net
(10.0%) (90,443,895)
Total Net Assets 100.0% $908,349,360

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2025, the value of these investments was $367,934,063 or
40.5% of total net assets.
b Denotes variable rate securities. The rate shown is as
of January 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d All or a portion of the security is insured or guaranteed.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2025.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g All or a portion of the security is on loan.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 31, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Fund as of January 31, 2025
was $30,600 or 0.00% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of January 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 152,981
Credit Suisse Group AG  2/4/2016 235,124
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of January 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 8,643,100
Common Stock 41,568,815
Total lending $50,211,915
Gross amount payable upon return of
collateral for securities loaned $51,488,085
Net amounts due to counterparty $1,276,170
Definitions:
CLO - Collateralized Loan Obligation
DRIP - Dividend Reinvestment Plan
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 130,593,243 – 128,580,509 2,012,734
Basic Materials 12,606,502 – 12,606,502 –
Capital Goods 26,067,433 – 26,067,433 –
Collateralized Mortgage Obligations 83,366,048 – 83,366,048 –
Commercial Mortgage-Backed Securities 5,203,566 – 5,203,566 –
Communications Services 32,608,150 – 32,608,150 –
Consumer Cyclical 45,069,144 – 45,069,144 –
Consumer Non-Cyclical 40,475,695 – 40,475,695 –
Energy 35,911,670 – 35,911,670 –
Financials 100,364,246 – 100,364,246 –
Foreign Government 803,124 – 803,124 –
Mortgage-Backed Securities 102,566,274 – 102,566,274 –
Technology 27,858,972 – 27,858,972 –
Transportation 6,796,101 – 6,796,101 –
U.S. Government & Agencies 52,815,372 – 52,815,372 –
Utilities 27,632,554 – 27,632,554 –
Registered Investment Companies
U.S. Unaffiliated 58,598,566 58,598,566 – –
Preferred Stock
Basic Materials 280,723 280,723 – –
Capital Goods 790,248 790,248 – –
Communications Services 691,724 691,724 – –
Financials 8,068,888 8,068,888 – –
Technology 282,848 282,848 – –
Utilities 960,591 960,591 – –
Common Stock
Communications Services 17,417 17,417 – –
Consumer Discretionary 2,794 2,794 – –
Financials 63,391 63,391 – –
Materials 94,705 94,705 – –
Real Estate 8,010 8,010 – –
Short-Term Investments 2,283,522 – 2,283,522 –
Subtotal Investments in Securities $802,881,521 $69,859,905 $731,008,882 $2,012,734
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 80,774,458
Affiliated Short-Term Investments 63,649,191
Collateral Held for Securities Loaned 51,488,085
Subtotal Other Investments $195,911,734
Total Investments at Value $998,793,255
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Opportunity Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 35,288 35,288 – –
Total Asset Derivatives $35,288 $35,288 $– $–
Liability Derivatives
Credit Default Swaps 151,437 – 151,437 –
Total Liability Derivatives $151,437 $– $151,437 $–

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Opportunity Income Plus Fund's futures contracts held as of January 31, 2025. Investments and/or cash totaling
$598,809 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 242 March 2025 $ 49,725,962 $ 35,288
Total Futures Long Contracts $ 49,725,962 $ 35,288
Total Futures Contracts $ 49,725,962 $35,288
The following table presents Opportunity Income Plus Fund's credit default swap contracts held as of January 31, 2025. Investments totaling
$497,766 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 43, 5 Year, at 5.00%, Quarterly Buy 12/20/2029 $ 9,500,000 $ – ( $ 151,437) ( $ 151,437)
Total Credit Default Swaps $– ($151,437) ($151,437)
1 As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $74,693 $7,513 $1,545 $80,774 9,815 8.9%
Total U.S. Affiliated Registered Investment
Companies 74,693 80,774 8.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% 49,780 84,347 70,478 63,649 6,365 7.0
Total Affiliated Short-Term Investments 49,780 63,649 7.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   35,757 108,880 93,149 51,488 51,488 5.7
Total Collateral Held for Securities Loaned 35,757 51,488 5.7
Total Value $160,230 $195,911
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($301) $414 $– $1,263
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% – – – 521
Total Income/Non Cash Income from Affiliated Investments $1,784
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 42
Total Affiliated Income from Securities Loaned, Net $42
Total ($301) $414 $–

Small Cap Growth Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.1% Value
Communications Services  2.6%
122,701 Cargurus, Inc.
a
$ 4,809,879
52,971 QuinStreet, Inc.
a
1,253,294
Total 6,063,173
Consumer Discretionary  13.2%
18,863 Boot Barn Holdings, Inc.
a
3,034,114
30,822 Champion Homes, Inc.
a
2,845,795
10,901 Grand Canyon Education, Inc.
a
1,914,652
7,121 Group 1 Automotive, Inc. 3,250,665
13,063 Installed Building Products, Inc. 2,597,447
21,445 Modine Manufacturing Company
a
2,175,595
35,595 Patrick Industries, Inc. 3,457,698
20,749 SharkNinja, Inc.
a
2,319,946
42,214 Stoneridge, Inc.
a
218,246
15,759 Texas Roadhouse, Inc. 2,853,955
9,530 Wingstop, Inc. 2,838,987
35,354 Wyndham Hotels & Resorts, Inc. 3,712,877
Total 31,219,977
Consumer Staples  4.7%
22,139 BJ's Wholesale Club Holdings,
Inc.
a
2,192,868
18,799 e.l.f. Beauty, Inc.
a
1,878,208
30,921 J & J Snack Foods Corporation 4,243,289
5,837 Lancaster Colony Corporation 984,935
51,068 Vita Coco Company, Inc.
a
1,911,986
Total 11,211,286
Energy  1.9%
7,980 Gulfport Energy Corporation
a
1,424,510
32,934 Matador Resources Company 1,910,172
37,503 TechnipFMC plc 1,126,965
Total 4,461,647
Financials  7.8%
185,818 AvidXchange Holdings, Inc.
a
1,969,671
49,791 Glacier Bancorp, Inc. 2,473,119
13,571 Hamilton Lane, Inc. 2,160,232
15,696 Houlihan Lokey, Inc. 2,852,277
6,834 Kinsale Capital Group, Inc. 3,020,218
23,306 RLI Corporation 1,709,495
55,394 Triumph Financial, Inc.
a
4,268,661
Total 18,453,673
Health Care  17.7%
3,036 Argenx SE ADR
a
1,988,975
30,347 Encompass Health Corporation 3,012,547
50,584 Globus Medical, Inc.
a
4,690,148
36,488 Haemonetics Corporation
a
2,519,496
29,866 HealthEquity, Inc.
a
3,297,804
19,185 Inspire Medical Systems, Inc.
a
3,712,297
17,073 Natera, Inc.
a
3,020,555
14,106 Penumbra, Inc.
a
3,765,879
20,593 Repligen Corporation
a
3,422,763
79,507 RxSight, Inc.
a
2,692,902
183,164 scPharmaceuticals, Inc.
a
608,104
123,114 Stevanato Group SPA 2,758,985
68,265 Twist Bioscience Corporation
a
3,575,038
49,216 Vericel Corporation
a
2,881,105
Total 41,946,598
Industrials  23.1%
5,626 AAR Corporation
a
381,218
49,608 Atmus Filtration Technologies, Inc. 2,074,607
Shares Common Stock  98.1% Value
Industrials  23.1% - continued
68,792 Badger Infrastructure Solutions,
Ltd. $ 1,869,669
22,118 Beacon Roofing Supply, Inc.
a
2,617,444
24,807 BWX Technologies, Inc. 2,801,454
18,112 Casella Waste Systems, Inc.
a
1,947,764
100,529 CECO Environmental Corporation
a
2,846,981
96,080 Enerpac Tool Group Corporation 4,341,855
91,134 ExlService Holdings, Inc.
a
4,580,395
43,278 Flowserve Corporation 2,710,068
147,666 Gates Industrial Corporation plc
a
3,055,209
65,916 Helios Technologies, Inc. 2,940,513
5,243 IES Holdings, Inc.
a
1,160,171
44,609 Korn Ferry 3,155,195
15,136 Landstar System, Inc. 2,492,294
187,238 Masterbrand, Inc.
a
3,242,962
15,080 Moog, Inc. 2,739,433
5,372 Saia, Inc.
a
2,579,151
15,507 Timken Company 1,244,747
13,761 UFP Industries, Inc. 1,591,460
70,851 WNS Holdings, Ltd.
a
4,339,624
Total 54,712,214
Information Technology  23.1%
29,817 Agilysys, Inc.
a
2,690,090
29,940 ASGN, Inc.
a
2,641,007
9,820 CyberArk Software, Ltd.
a
3,643,024
21,390 Descartes Systems Group, Inc.
a
2,477,604
13,186 Fabrinet
a
2,850,945
56,200 Gitlab, Inc.
a
4,089,112
23,502 Guidewire Software, Inc.
a
4,965,267
18,614 Impinj, Inc.
a
2,361,930
92,067 JFrog, Ltd.
a
3,200,249
49,707 Lattice Semiconductor
Corporation
a
2,834,293
14,247 Littelfuse, Inc. 3,395,915
15,223 Onto Innovation, Inc.
a
3,117,061
69,531 PDF Solutions, Inc.
a
1,937,134
28,492 Pegasystems, Inc. 3,085,399
25,891 Silicon Laboratories, Inc.
a
3,510,561
81,591 TTM Technologies, Inc.
a
2,006,323
70,505 Varonis Systems, Inc.
a
3,198,107
27,839 Workiva, Inc.
a
2,734,346
Total 54,738,367
Materials  1.9%
187,908 Constellium SE
a
1,865,927
52,118 Olin Corporation 1,526,536
118,452 Tronox Holdings plc 1,216,502
Total 4,608,965
Real Estate  2.1%
15,831 Agree Realty Corporation 1,148,856
58,378 National Storage Affiliates Trust 2,168,743
23,631 Terreno Realty Corporation 1,545,940
Total 4,863,539
Total Common Stock
(cost $187,321,207) 232,279,439

Small Cap Growth Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   0.5% Value
U.S. Unaffiliated   0.5%
24,366 iShares U.S. Regional Banks ETF $ 1,294,809
Total 1,294,809
Total Registered Investment
Companies (cost $1,303,885) 1,294,809
Shares Short-Term Investments 1.1% Value
Thrivent Core Short-Term Reserve
Fund
270,049 4.630% 2,700,491
Total Short-Term Investments
(cost $2,700,490) 2,700,491
Total Investments (cost
$191,325,582) 99.7% $236,274,739
Other Assets and Liabilities, Net
0.3% 621,885
Total Net Assets 100.0% $236,896,624
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,063,173 6,063,173 – –
Consumer Discretionary 31,219,977 31,219,977 – –
Consumer Staples 11,211,286 11,211,286 – –
Energy 4,461,647 4,461,647 – –
Financials 18,453,673 18,453,673 – –
Health Care 41,946,598 41,946,598 – –
Industrials 54,712,214 52,842,545 1,869,669 –
Information Technology 54,738,367 54,738,367 – –
Materials 4,608,965 4,608,965 – –
Real Estate 4,863,539 4,863,539 – –
Registered Investment Companies
U.S. Unaffiliated 1,294,809 1,294,809 – –
Subtotal Investments in Securities $233,574,248 $231,704,579 $1,869,669 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,700,491
Subtotal Other Investments $2,700,491
Total Investments at Value $236,274,739
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Growth Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $3,929 $24,085 $25,314 $2,700 270 1.1%
Total Affiliated Short-Term Investments 3,929 2,700 1.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 1,534 1,534 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $3,929 $2,700
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $– $56
Total Income/Non Cash Income from Affiliated Investments $56
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Small Cap Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.4% Value
Communications Services  1.5%
674,880 Cogent Communications Holdings $ 50,845,459
Total 50,845,459
Consumer Discretionary  12.4%
766,514 Advance Auto Parts, Inc. 37,175,929
199,277 Boot Barn Holdings, Inc.
a
32,053,706
505,302 Brunswick Corporation 34,077,567
306,380 Champion Homes, Inc.
a
28,288,065
374,210 Columbia Sportswear Company 33,042,743
832,177 Cooper-Standard Holdings, Inc.
a
12,832,169
165,850 Grand Canyon Education, Inc.
a
29,129,894
59,823 Group 1 Automotive, Inc. 27,308,601
268,145 La-Z-Boy, Inc. 12,656,444
127,215 Modine Manufacturing Company
a
12,905,962
538,699 PUMA SE 16,904,463
477,503 SharkNinja, Inc.
a
53,389,610
518,146 Stoneridge, Inc.
a
2,678,815
213,490 Texas Roadhouse, Inc. 38,663,039
411,808 Wyndham Hotels & Resorts, Inc. 43,248,076
Total 414,355,083
Consumer Staples  4.8%
205,327 e.l.f. Beauty, Inc.
a
20,514,220
226,294 J & J Snack Foods Corporation 31,054,326
639,705 John B. Sanfilippo & Son, Inc. 46,276,260
212,845 Lancaster Colony Corporation 35,915,465
430,230 Turning Point Brands, Inc. 27,422,860
Total 161,183,131
Energy  4.1%
395,710 Expand Energy Corporation 40,204,136
616,612 Matador Resources Company 35,763,496
982,717 Noble Corporation plc 31,496,080
935,575 TechnipFMC plc 28,114,029
Total 135,577,741
Financials  15.7%
760,741 Ally Financial, Inc. 29,646,077
786,520 Bank of N.T. Butterfield & Son, Ltd. 28,857,419
1,830,410 Bridgewater Bancshares, Inc.
a
25,845,389
236,417 Donnelley Financial Solutions, Inc.
a
15,690,996
2,399,685 F.N.B. Corporation 37,651,058
238,489 Federal Agricultural Mortgage
Corporation 47,168,354
910,057 Glacier Bancorp, Inc. 45,202,531
293,139 Houlihan Lokey, Inc. 53,269,219
130,267 Kinsale Capital Group, Inc. 57,570,198
516,722 Prosperity Bancshares, Inc. 41,337,760
808,374 RLI Corporation 59,294,233
536,150 Triumph Financial, Inc.
a
41,315,719
465,034 Western Alliance Bancorp 40,862,538
Total 523,711,491
Health Care  11.1%
60,991 Chemed Corporation 34,276,942
1,055,348 Concentra Group Holdings Parent,
Inc. 24,600,162
357,404 Encompass Health Corporation 35,479,495
655,700 Haemonetics Corporation
a
45,276,085
76,973 Medpace Holdings, Inc.
a
26,875,123
173,354 Penumbra, Inc.
a
46,280,317
1,192,910 Progyny, Inc.
a
27,639,725
254,462 Repligen Corporation
a
42,294,129
1,375,766 Stevanato Group SPA 30,830,916
Shares Common Stock  99.4% Value
Health Care  11.1% - continued
747,880 Twist Bioscience Corporation
a
$ 39,166,475
2,116,977 Viemed Healthcare, Inc.
a
17,338,042
Total 370,057,411
Industrials  23.1%
1,072,661 Air Lease Corporation 49,556,938
1,989,219 Badger Infrastructure Solutions,
Ltd. 54,064,162
1,107,518 Barrett Business Services, Inc. 47,988,755
283,603 BWX Technologies, Inc. 32,027,287
731,233 Dayforce, Inc.
a
51,727,422
265,521 Enerpac Tool Group Corporation 11,998,894
694,569 ExlService Holdings, Inc.
a
34,909,038
984,212 Helios Technologies, Inc. 43,905,697
86,185 IES Holdings, Inc.
a
19,071,017
856,753 Knight-Swift Transportation
Holdings, Inc. 48,912,029
489,938 Korn Ferry 34,653,315
177,751 Landstar System, Inc. 29,268,480
2,642,674 Masterbrand, Inc.
a
45,771,114
342,185 Miller Industries, Inc. 22,573,944
208,297 Moog, Inc. 37,839,233
671,361 Robert Half, Inc. 43,497,479
1,418,674 Schneider National, Inc. 42,205,552
484,129 Timken Company 38,861,035
321,300 UFP Industries, Inc. 37,158,345
724,253 WNS Holdings, Ltd.
a
44,360,496
Total 770,350,232
Information Technology  12.7%
291,537 ASGN, Inc.
a
25,716,479
456,727 Ciena Corporation
a
39,799,191
1,611,630 Cohu, Inc.
a
36,922,443
193,469 Fabrinet
a
41,829,933
86,961 Guidewire Software, Inc.
a
18,372,250
940,651 JFrog, Ltd.
a
32,697,029
152,058 Littelfuse, Inc. 36,244,545
133,040 Onto Innovation, Inc.
a
27,241,270
369,651 Pegasystems, Inc. 40,029,507
171,098 Plexus Corporation
a
24,246,298
2,495,283 TTM Technologies, Inc.
a
61,359,009
132,195 Universal Display Corporation 19,818,674
471,925 Varonis Systems, Inc.
a
21,406,518
Total 425,683,146
Materials  6.4%
531,937 Greif, Inc. 32,565,183
724,867 Ingevity Corporation
a
32,872,718
2,520,337 Ivanhoe Mines, Ltd.
a
27,070,190
873,516 Olin Corporation 25,585,284
3,965,467 Tronox Holdings plc 40,725,346
61,013 United States Lime & Minerals, Inc. 6,746,818
556,816 West Fraser Timber Company, Ltd. 48,320,492
Total 213,886,031
Real Estate  5.4%
559,638 Agree Realty Corporation 40,612,930
3,167,268 Cushman and Wakefield plc
a
43,676,626
1,410,174 National Storage Affiliates Trust 52,387,964
648,730 Terreno Realty Corporation 42,439,916
Total 179,117,436
Utilities  2.2%
308,603 Northwestern Energy Group, Inc. 16,636,788

Small Cap Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
plc
-
Public Limited Company
Shares Common Stock  99.4% Value
Utilities  2.2% - continued
638,773 Portland General Electric
Company $ 26,279,121
415,359 Spire, Inc. 29,473,875
Total 72,389,784
Total Common Stock
(cost $2,851,676,407) 3,317,156,945
Shares Short-Term Investments 0.4% Value
Thrivent Core Short-Term Reserve
Fund
1,233,109 4.630% 12,331,086
Total Short-Term Investments
(cost $12,331,086) 12,331,086
Total Investments (cost
$2,864,007,493) 99.8% $3,329,488,031
Other Assets and Liabilities, Net
0.2% 6,364,173
Total Net Assets 100.0% $3,335,852,204
a Non-income producing security.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2025, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 50,845,459 50,845,459 – –
Consumer Discretionary 414,355,083 397,450,620 16,904,463 –
Consumer Staples 161,183,131 161,183,131 – –
Energy 135,577,741 135,577,741 – –
Financials 523,711,491 523,711,491 – –
Health Care 370,057,411 370,057,411 – –
Industrials 770,350,232 716,286,070 54,064,162 –
Information Technology 425,683,146 425,683,146 – –
Materials 213,886,031 186,815,841 27,070,190 –
Real Estate 179,117,436 179,117,436 – –
Utilities 72,389,784 72,389,784 – –
Subtotal Investments in Securities $3,317,156,945 $3,219,118,130 $98,038,815 $–
Other Investments  * Total
Affiliated Short-Term Investments 12,331,086
Subtotal Other Investments $12,331,086
Total Investments at Value $3,329,488,031
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Stock Fund
Schedule of Investments as of January 31, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
1/31/2025
Shares Held at
1/31/2025
% of Net
Assets
1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $112,896 $237,429 $337,994 $12,331 1,233 0.4%
Total Affiliated Short-Term Investments 112,896 12,331 0.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   49,664 124,882 174,546 – – –
Total Collateral Held for Securities Loaned 49,664 – –
Total Value $162,560 $12,331
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 1/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.630% $– $– $– $859
Total Income/Non Cash Income from Affiliated Investments $859
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total $– $– $–

Notes to Schedule of Investments
as of January 31, 2025
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Money Market on the basis of amortized cost (which approximates market value) involves a constant
amortization of premium or accretion of discount to maturity.
Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the Committee.  Private Funds are
typically valued at an amount equal to the Net Asset Value (NAV)
of a fund's investment in the Private Fund when this information is readily available to the fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that for the Private Funds held by the Funds, if the NAV of the
Private Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of January 31, 2025
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought

Notes to Schedule of Investments
as of January 31, 2025
(unaudited)

or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the three months ended January 31, 2025, none of the
Funds invested in options.
Futures Contracts
— All Funds, with the exception of the
Money Market Fund, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the three months ended January 31, 2025, Aggressive
Allocation, Balanced Income Plus, Government Bond, High
Income Municipal Bond, Income, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation, and
Opportunity Income Plus used treasury futures to manage
the duration and yield curve exposure of the Fund versus the benchmark.
During the three months ended January 31, 2025, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used equity futures to manage exposure to the equities markets.
During the three months ended January 31, 2025, Aggressive
Allocation, Balanced Income Plus, Global Stock, International
Allocation, Moderate Allocation, Moderately Aggressive Allocation,
and Moderately Conservative Allocation used foreign exchange futures to hedge currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do
not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,
recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap
agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.
As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A

Notes to Schedule of Investments
as of January 31, 2025
(unaudited)

buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the three months ended January 31, 2025, Balanced
Income Plus and Opportunity Income Plus used CDX Indices
(comprised of credit default swaps) to help manage credit risk exposures within the Fund.
Total Rate of Return Swaps
— A total rate of return swap is
a swap agreement between two parties to exchange the total
return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty.
The Funds may take a "long" or "short" position with respect to the underlying referenced asset.
During the three months ended January 31, 2025, Aggressive
Allocation, Balanced Income Plus, Global Stock, Moderately
Aggressive Allocation, Moderate Allocation, and Moderately
Conservative Allocation used total rate of return swaps to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Funds. Pursuant
to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
 Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.